Quarterly Report
December 31, 2022
SPDR® Index Shares Funds
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting https://www.ssga.com/spdrs. Please read the prospectus carefully before you invest.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 7.2%
ANZ Group Holdings, Ltd.	3,028	$48,584
BHP Group, Ltd.	3,346	103,539
Brambles, Ltd.	336	2,750
Commonwealth Bank of Australia	1,189	82,728
CSL, Ltd.	288	56,202
Dexus REIT	4,697	24,686
Fortescue Metals Group, Ltd.	964	13,408
Goodman Group REIT	452	5,321
GPT Group REIT	10,392	29,599
Insurance Australia Group, Ltd.	749	2,413
Macquarie Group, Ltd.	195	22,079
Mineral Resources, Ltd.	87	4,555
Mirvac Group REIT	6,317	9,125
National Australia Bank, Ltd.	2,516	51,289
Newcrest Mining, Ltd.	488	6,830
Northern Star Resources, Ltd.	344	2,545
Origin Energy, Ltd.	581	3,042
QBE Insurance Group, Ltd.	522	4,754
Rio Tinto PLC	701	48,891
Rio Tinto, Ltd.	232	18,315
Santos, Ltd.	622	3,012
Stockland REIT	6,878	16,931
Suncorp Group, Ltd.	1,205	9,839
Transurban Group Stapled Security	2,255	19,849
Vicinity, Ltd. REIT	6,616	8,973
Wesfarmers, Ltd.	522	16,252
Westpac Banking Corp.	2,293	36,309
Woodside Energy Group, Ltd.	1,228	29,513
Woolworths Group, Ltd.	319	7,260
		688,593
AUSTRIA — 0.4%
Erste Group Bank AG	306	9,765
Mondi PLC	1,126	19,091
OMV AG	166	8,522
Verbund AG	29	2,434
		39,812
BELGIUM — 0.9%
Ageas SA/NV	55	2,431
Anheuser-Busch InBev SA/NV	658	39,515
KBC Group NV	225	14,427
Solvay SA	145	14,618
UCB SA	63	4,946
Umicore SA	173	6,337
		82,274
BRAZIL — 0.2%
Wheaton Precious Metals Corp.	229	8,941
Yara International ASA	142	6,207
		15,148
CANADA — 9.2%
Agnico Eagle Mines, Ltd.	240	12,463
Bank of Montreal	625	56,580
Security Description	Shares	Value
Bank of Nova Scotia	846	$41,421
Barrick Gold Corp.	1,232	21,104
BCE, Inc.	114	5,005
Brookfield Asset Management, Ltd. Class A (a)	103	2,947
Brookfield Corp.	479	15,053
CAE, Inc. (a)	182	3,518
Canadian Imperial Bank of Commerce	828	33,469
Canadian National Railway Co.	598	70,986
Canadian Natural Resources, Ltd.	646	35,848
Canadian Pacific Railway, Ltd.	691	51,483
Cenovus Energy, Inc.	912	17,682
CGI, Inc. (a)	85	7,322
Enbridge, Inc.	1,648	64,366
Franco-Nevada Corp.	66	8,990
IGM Financial, Inc.	332	9,262
Imperial Oil, Ltd.	66	3,212
Magna International, Inc.	125	7,017
Manulife Financial Corp.	200	3,565
National Bank of Canada	325	21,882
Nutrien, Ltd.	331	24,148
Open Text Corp.	226	6,692
Pembina Pipeline Corp.	70	2,374
Power Corp. of Canada	322	7,569
Royal Bank of Canada	972	91,321
Saputo, Inc.	134	3,315
Shopify, Inc. Class A (a)	526	18,250
Sun Life Financial, Inc.	592	27,460
Suncor Energy, Inc.	820	25,993
TC Energy Corp.	627	24,979
Teck Resources, Ltd. Class B (a)	482	18,203
TELUS Corp. (b)	660	12,728
TELUS Corp. (b)	20	386
Thomson Reuters Corp.	140	15,959
Toronto-Dominion Bank	1,336	86,444
Tourmaline Oil Corp.	134	6,757
WSP Global, Inc.	159	18,434
		884,187
CHILE — 0.0% (c)
Antofagasta PLC	227	4,220
CHINA — 0.7%
Budweiser Brewing Co. APAC, Ltd. (d)	1,200	3,775
NXP Semiconductors NV	173	27,339
Prosus NV	471	32,397
		63,511
DENMARK — 2.4%
AP Moller - Maersk A/S Class A	2	4,412
AP Moller - Maersk A/S Class B	2	4,483
Carlsberg AS Class B	94	12,454
Chr. Hansen Holding A/S	39	2,797
Coloplast A/S Class B	130	15,150
DSV A/S	73	11,488
Genmab A/S (a)	10	4,221
Novo Nordisk A/S Class B	1,019	137,176
Novozymes A/S Class B	148	7,475

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Orsted A/S (d)	112	$10,147
Vestas Wind Systems A/S	717	20,796
		230,599
FINLAND — 1.7%
Elisa Oyj	80	4,223
Fortum Oyj	280	4,644
Kesko Oyj Class A	113	2,454
Kesko Oyj Class B	212	4,665
Kone Oyj Class B	269	13,866
Neste Oyj	329	15,105
Nokia Oyj	5,738	26,498
Nordea Bank Abp	1,857	19,904
Sampo Oyj Class A	530	27,615
Stora Enso Oyj Class R	1,161	16,294
UPM-Kymmene Oyj	801	29,861
		165,129
FRANCE — 10.6%
Aeroports de Paris (a)	20	2,672
Air Liquide SA	324	45,783
Alstom SA	300	7,307
Amundi SA (d)	169	9,559
AXA SA	2,079	57,811
BioMerieux	68	7,106
BNP Paribas SA	852	48,420
Bouygues SA	73	2,185
Bureau Veritas SA	755	19,830
Capgemini SE	164	27,296
Carrefour SA	784	13,086
Cie de Saint-Gobain	444	21,632
Cie Generale des Etablissements Michelin SCA	1,091	30,256
Credit Agricole SA	356	3,735
Danone SA	1,114	58,530
Dassault Systemes SE	190	6,792
Edenred	118	6,408
Electricite de France SA	1,117	14,306
Engie SA	1,066	15,231
EssilorLuxottica SA	130	23,475
Gecina SA REIT	127	12,897
Hermes International	12	18,506
Kering SA	57	28,926
Legrand SA	180	14,373
L'Oreal SA	204	72,631
LVMH Moet Hennessy Louis Vuitton SE	147	106,667
Orange SA	693	6,864
Pernod Ricard SA	195	38,241
Renault SA (a)	228	7,610
Sanofi	823	78,911
Societe Generale SA	623	15,612
Teleperformance	101	24,005
TotalEnergies SE	1,646	103,030
Veolia Environnement SA	522	13,371
Vinci SA	403	40,124
Vivendi SE	400	3,805
Security Description	Shares	Value
Worldline SA (a)(d)	158	$6,160
		1,013,153
GERMANY — 8.1%
adidas AG	113	15,372
Allianz SE	320	68,611
BASF SE	621	30,745
Bayerische Motoren Werke AG	303	26,963
Bayerische Motoren Werke AG Preference Shares	149	12,650
Beiersdorf AG	100	11,441
Covestro AG (d)	142	5,539
Daimler Truck Holding AG (a)	379	11,708
Deutsche Bank AG	1,306	14,758
Deutsche Boerse AG	99	17,053
Deutsche Lufthansa AG (a)	670	5,552
Deutsche Post AG	747	28,047
Deutsche Telekom AG	2,422	48,177
E.ON SE	1,108	11,038
Evonik Industries AG	238	4,556
Fresenius Medical Care AG & Co. KGaA	101	3,295
Fresenius SE & Co. KGaA	151	4,230
HeidelbergCement AG	216	12,282
Henkel AG & Co. KGaA Preference Shares	309	21,442
Henkel AG & Co. KGaA	277	17,812
Infineon Technologies AG	968	29,371
Knorr-Bremse AG	83	4,521
Mercedes-Benz Group AG	647	42,397
Merck KGaA	131	25,292
MTU Aero Engines AG	16	3,453
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	125	40,555
Porsche Automobil Holding SE Preference Shares	57	3,117
Puma SE	85	5,144
RWE AG	395	17,533
SAP SE	817	84,047
Sartorius AG Preference Shares	9	3,548
Siemens AG	562	77,757
Siemens Healthineers AG (d)	152	7,581
Symrise AG	84	9,113
Telefonica Deutschland Holding AG	2,885	7,091
Volkswagen AG	29	4,570
Volkswagen AG Preference Shares	125	15,531
Vonovia SE	595	13,983
Zalando SE (a)(d)	237	8,375
		774,250
HONG KONG — 1.8%
AIA Group, Ltd.	7,400	82,296
CLP Holdings, Ltd.	1,500	10,945
Hong Kong Exchanges & Clearing, Ltd.	700	30,242
Link REIT	500	3,671
Prudential PLC	1,695	22,989

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Swire Properties, Ltd.	3,200	$8,134
Techtronic Industries Co., Ltd.	1,000	11,160
		169,437
IRELAND — 0.5%
CRH PLC	826	32,626
Flutter Entertainment PLC (a)	54	7,365
Kerry Group PLC Class A	98	8,811
Kingspan Group PLC	66	3,563
		52,365
ISRAEL — 0.1%
Bank Hapoalim BM	846	7,605
ITALY — 2.7%
Assicurazioni Generali SpA	1,577	27,964
Coca-Cola HBC AG	474	11,249
Enel SpA	8,428	45,244
Eni SpA	2,365	33,534
Ferrari NV	21	4,487
FinecoBank Banca Fineco SpA	233	3,859
Intesa Sanpaolo SpA ADR	20,229	44,863
Mediobanca Banca di Credito Finanziario SpA	574	5,504
Nexi SpA (a)(d)	853	6,706
Poste Italiane SpA (d)	2,068	20,142
Prysmian SpA	221	8,175
Terna - Rete Elettrica Nazionale	1,443	10,626
UniCredit SpA	1,381	19,561
UnipolSai Assicurazioni SpA	8,434	20,721
		262,635
JAPAN — 18.7%
Advantest Corp.	200	12,854
Aeon Co., Ltd.	800	16,874
AGC, Inc.	600	19,986
Ajinomoto Co., Inc.	500	15,275
ANA Holdings, Inc. (a)	100	2,122
Asahi Group Holdings, Ltd.	700	21,852
Asahi Kasei Corp.	600	4,281
Astellas Pharma, Inc.	1,500	22,811
Bandai Namco Holdings, Inc.	100	6,301
Bridgestone Corp.	1,000	35,553
Canon, Inc.	1,000	21,642
Chugai Pharmaceutical Co., Ltd.	300	7,658
CyberAgent, Inc.	500	4,426
Dai Nippon Printing Co., Ltd.	600	12,050
Dai-ichi Life Holdings, Inc.	900	20,422
Daiichi Sankyo Co., Ltd.	1,200	38,652
Daikin Industries, Ltd.	200	30,619
Daiwa House Industry Co., Ltd.	800	18,426
Daiwa Securities Group, Inc.	900	3,977
Denso Corp.	300	14,861
East Japan Railway Co.	100	5,699
Eisai Co., Ltd.	200	13,193
ENEOS Holdings, Inc.	3,300	11,205
FANUC Corp.	100	15,033
Fuji Electric Co., Ltd.	300	11,437
Security Description	Shares	Value
FUJIFILM Holdings Corp.	300	$15,063
Fujitsu, Ltd.	100	13,350
Hitachi, Ltd.	800	40,568
Honda Motor Co., Ltd.	1,600	36,767
Hoya Corp.	100	9,629
Inpex Corp.	800	8,464
Isuzu Motors, Ltd.	200	2,345
ITOCHU Corp.	100	3,142
Japan Metropolitan Fund Invest REIT	4	3,174
Japan Real Estate Investment Corp. REIT	7	30,611
JFE Holdings, Inc.	500	5,821
Kansai Electric Power Co., Inc.	300	2,908
Kao Corp.	900	35,844
KDDI Corp.	700	21,125
Keyence Corp.	100	38,971
Kirin Holdings Co., Ltd.	1,500	22,862
Komatsu, Ltd.	1,200	26,156
Kubota Corp.	1,400	19,279
Kyocera Corp.	100	4,966
Kyowa Kirin Co., Ltd.	100	2,289
Lixil Corp.	200	3,033
Makita Corp.	200	4,669
MEIJI Holdings Co., Ltd.	300	15,325
MINEBEA MITSUMI, Inc.	100	1,494
Mitsubishi Corp.	500	16,230
Mitsubishi Electric Corp.	2,600	25,883
Mitsubishi Estate Co., Ltd.	800	10,374
Mitsubishi Heavy Industries, Ltd.	100	3,967
Mitsubishi UFJ Financial Group, Inc.	5,200	35,036
Mitsui & Co., Ltd.	600	17,521
Mitsui Fudosan Co., Ltd.	500	9,159
Mitsui OSK Lines, Ltd.	200	4,987
MS&AD Insurance Group Holdings, Inc.	600	19,208
Murata Manufacturing Co., Ltd.	300	14,979
NEC Corp.	500	17,564
Nidec Corp.	200	10,366
Nintendo Co., Ltd.	600	25,156
Nippon Steel Corp.	600	10,422
Nippon Telegraph & Telephone Corp.	900	25,661
Nippon Yusen KK	300	7,071
Nissan Motor Co., Ltd.	2,500	7,922
Nissin Foods Holdings Co., Ltd.	100	7,897
Nitto Denko Corp.	100	5,798
Nomura Holdings, Inc.	4,200	15,553
Nomura Research Institute, Ltd.	600	14,165
NTT Data Corp.	800	11,714
Obayashi Corp.	1,300	9,833
Olympus Corp.	900	16,043
Omron Corp.	300	14,563
Ono Pharmaceutical Co., Ltd.	100	2,337
Oriental Land Co., Ltd.	46	6,680
Panasonic Holdings Corp.	2,200	18,516
Recruit Holdings Co., Ltd.	1,000	31,657
Renesas Electronics Corp. (a)	500	4,485

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ricoh Co., Ltd.	1,600	$12,211
Rohm Co., Ltd.	9	650
Secom Co., Ltd.	200	11,433
Sekisui Chemical Co., Ltd.	1,300	18,178
Sekisui House, Ltd.	1,000	17,685
Shimadzu Corp.	300	8,515
Shin-Etsu Chemical Co., Ltd.	200	24,594
Shionogi & Co., Ltd.	100	4,991
Shiseido Co., Ltd.	500	24,522
Softbank Corp.	500	5,639
SoftBank Group Corp.	600	25,665
Sompo Holdings, Inc.	200	8,882
Sony Group Corp.	900	68,449
Subaru Corp.	200	3,073
Sumitomo Chemical Co., Ltd.	900	3,233
Sumitomo Corp.	500	8,322
Sumitomo Electric Industries, Ltd.	1,100	12,543
Sumitomo Metal Mining Co., Ltd.	100	3,540
Sumitomo Mitsui Financial Group, Inc.	200	8,028
Sumitomo Mitsui Trust Holdings, Inc.	300	10,432
Suzuki Motor Corp.	300	9,711
Sysmex Corp.	200	12,123
Takeda Pharmaceutical Co., Ltd.	1,600	49,851
TDK Corp.	200	6,571
Terumo Corp.	500	14,195
Tokio Marine Holdings, Inc.	1,500	32,144
Tokyo Electron, Ltd.	100	29,467
TOPPAN, INC.	300	4,443
Toray Industries, Inc.	1,300	7,257
TOTO, Ltd.	600	20,463
Toyota Motor Corp.	7,700	105,773
Toyota Tsusho Corp.	100	3,702
Unicharm Corp.	300	11,523
Yamaha Corp.	100	3,729
Yamaha Motor Co., Ltd.	400	9,125
Yaskawa Electric Corp.	100	3,202
Z Holdings Corp.	2,100	5,284
		1,784,959
LUXEMBOURG — 0.1%
ArcelorMittal SA	357	9,363
Eurofins Scientific SE	30	2,147
		11,510
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	1,000	6,611
Sands China, Ltd. (a)	1,200	3,982
		10,593
NETHERLANDS — 5.1%
ABN AMRO Bank NV (d)	548	7,559
Adyen NV (a)(d)	11	15,126
Aegon NV	2,843	14,376
Akzo Nobel NV	213	14,221
ASML Holding NV	257	138,184
Heineken Holding NV	365	28,067
Heineken NV	372	34,890
Security Description	Shares	Value
ING Groep NV	2,167	$26,337
Koninklijke Ahold Delhaize NV	515	14,752
Koninklijke DSM NV	159	19,396
Koninklijke KPN NV	3,853	11,884
Koninklijke Philips NV	837	12,510
NN Group NV	324	13,195
Shell PLC	4,361	122,018
Wolters Kluwer NV	145	15,129
		487,644
NORWAY — 0.6%
Aker BP ASA	192	5,927
DNB Bank ASA	141	2,783
Equinor ASA	502	17,927
Mowi ASA	276	4,685
Norsk Hydro ASA	1,758	13,085
Orkla ASA	1,590	11,450
		55,857
PORTUGAL — 0.4%
EDP - Energias de Portugal SA	5,472	27,191
Jeronimo Martins SGPS SA	553	11,910
		39,101
SINGAPORE — 0.7%
DBS Group Holdings, Ltd.	1,200	30,349
Keppel Corp., Ltd.	700	3,789
Oversea-Chinese Banking Corp., Ltd.	200	1,816
Sea, Ltd. ADR (a)	121	6,296
STMicroelectronics NV	491	17,290
United Overseas Bank, Ltd.	200	4,578
		64,118
SPAIN — 3.1%
Acciona SA	41	7,522
Aena SME SA (a)(d)	97	12,143
Amadeus IT Group SA (a)	426	22,073
Banco Bilbao Vizcaya Argentaria SA	4,718	28,369
Banco Santander SA	11,620	34,755
CaixaBank SA	4,968	19,469
Cellnex Telecom SA (d)	284	9,372
Endesa SA	1,110	20,891
Ferrovial SA	410	10,707
Grifols SA (a)	193	2,219
Iberdrola SA	4,756	55,479
Industria de Diseno Textil SA	514	13,632
Naturgy Energy Group SA	330	8,562
Red Electrica Corp. SA	433	7,514
Repsol SA	1,251	19,827
Telefonica SA	5,586	20,180
		292,714
SWEDEN — 2.5%
Alfa Laval AB	229	6,618
Assa Abloy AB Class B	749	16,081
Atlas Copco AB Class A	1,805	21,325
Atlas Copco AB Class B	1,177	12,550
Boliden AB	207	7,773

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Castellum AB	324	$3,926
Epiroc AB Class A	423	7,707
Epiroc AB Class B	278	4,473
EQT AB	180	3,811
Essity AB Class B	501	13,141
Evolution AB (d)	31	3,021
Hexagon AB Class B	460	4,812
Holmen AB Class B	97	3,853
Investor AB Class A	220	4,093
Investor AB Class B	917	16,595
Nibe Industrier AB Class B	790	7,362
Sandvik AB	1,060	19,166
SKF AB Class B	511	7,805
Svenska Cellulosa AB SCA Class B	193	2,444
Svenska Handelsbanken AB Class A	404	4,075
Tele2 AB Class B	753	6,150
Telefonaktiebolaget LM Ericsson Class B	2,460	14,378
Telia Co. AB	5,068	12,967
Volvo AB Class A	60	1,141
Volvo AB Class B	1,814	32,814
Volvo Car AB Class B (a)	630	2,865
		240,946
SWITZERLAND — 7.1%
ABB, Ltd.	1,945	58,989
Alcon, Inc.	268	18,301
Cie Financiere Richemont SA Class A	211	27,344
Credit Suisse Group AG	1,753	5,237
Geberit AG	90	42,364
Givaudan SA	5	15,310
Holcim AG	801	41,453
Julius Baer Group, Ltd.	78	4,541
Logitech International SA	169	10,423
Lonza Group AG	39	19,100
Novartis AG	1,730	156,302
Partners Group Holding AG	4	3,531
Roche Holding AG Bearer Shares	17	6,585
Roche Holding AG	428	134,386
SGS SA	5	11,619
Sika AG	79	18,930
Sonova Holding AG	38	9,007
Straumann Holding AG	29	3,310
Swisscom AG	30	16,427
UBS Group AG	2,305	42,864
Zurich Insurance Group AG	76	36,332
		682,355
UNITED KINGDOM — 10.2%
3i Group PLC	1,162	18,751
Ashtead Group PLC	177	10,049
Associated British Foods PLC	205	3,886
AstraZeneca PLC	955	128,869
Aviva PLC	3,870	20,613
Barclays PLC	11,266	21,482
Barratt Developments PLC	1,310	6,253
Berkeley Group Holdings PLC	145	6,581
Security Description	Shares	Value
BP PLC	9,714	$55,492
BT Group PLC	5,826	7,853
CNH Industrial NV	1,154	18,431
Coca-Cola Europacific Partners PLC	276	15,268
Compass Group PLC	522	12,040
Croda International PLC	113	8,977
Diageo PLC	1,944	85,353
Entain PLC	143	2,273
Experian PLC	633	21,419
HSBC Holdings PLC	11,795	73,169
Informa PLC	1,542	11,493
InterContinental Hotels Group PLC	74	4,223
Intertek Group PLC	148	7,182
Kingfisher PLC	1,918	5,447
Land Securities Group PLC REIT	2,096	15,667
Legal & General Group PLC	3,798	11,399
Lloyds Banking Group PLC	56,155	30,674
London Stock Exchange Group PLC	172	14,764
M&G PLC	1,547	3,496
National Grid PLC	1,468	17,613
NatWest Group PLC	3,591	11,456
Pearson PLC	1,042	11,772
Reckitt Benckiser Group PLC	532	36,822
RELX PLC	1,556	42,825
Rentokil Initial PLC	2,450	14,971
Rolls-Royce Holdings PLC (a)	4,371	4,900
Segro PLC REIT	813	7,468
Severn Trent PLC	250	7,972
Smith & Nephew PLC	519	6,927
Spirax-Sarco Engineering PLC	41	5,235
SSE PLC	953	19,626
Standard Chartered PLC	1,077	8,063
Tesco PLC	6,572	17,724
Unilever PLC	1,922	96,687
United Utilities Group PLC	960	11,449
Vodafone Group PLC	21,700	21,989
WPP PLC	798	7,873
		972,476
UNITED STATES — 4.2%
Ferguson PLC	48	6,028
GSK PLC	3,144	54,369
Nestle SA	1,835	212,497
Schneider Electric SE	486	67,802
Stellantis NV	2,251	31,865
Swiss Re AG	249	23,275
Tenaris SA	148	2,572
		398,408
ZAMBIA — 0.1%
First Quantum Minerals, Ltd.	316	6,598
TOTAL COMMON STOCKS (Cost $11,179,703)		9,500,197

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB DEVELOPED MARKETS EX US ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e)(f) (Cost $10,294)	10,290	$10,293
TOTAL INVESTMENTS — 99.5% (Cost $11,189,997)		9,510,490
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		48,605
NET ASSETS — 100.0%		$9,559,095
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,499,811	$386	$—	$9,500,197
Short-Term Investment	10,293	—	—	10,293
TOTAL INVESTMENTS	$9,510,104	$386	$—	$9,510,490
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	20.8%
Industrials	14.5
Health Care	11.7
Consumer Staples	11.4
Consumer Discretionary	9.4
Materials	8.0
Information Technology	7.5
Energy	6.5
Communication Services	3.6
Utilities	3.6
Real Estate	2.4
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.5
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	3,620	$3,621	$255	$3,876	$1	$(1)	—	$—	$5
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	106,470	96,182	6	(1)	10,290	10,293	122
Total		$3,621	$106,725	$100,058	$7	$(2)		$10,293	$127
See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
BRAZIL — 4.5%
Ambev SA	7,998	$21,996
B3 SA - Brasil Bolsa Balcao	10,722	26,827
Banco Bradesco SA Preference Shares	6,382	18,313
Banco Bradesco SA	1,298	3,312
Banco BTG Pactual SA (a)	2,886	13,086
Banco BTG Pactual SA Preference Shares	866	919
Banco BTG Pactual SA (a)	630	1,542
Banco do Brasil SA	2,828	18,602
Banco Santander Brasil SA	6,340	33,851
Braskem SA Class A, Preference Shares	590	2,655
BRF SA (b)	1,170	1,835
Centrais Eletricas Brasileiras SA	914	7,292
Centrais Eletricas Brasileiras SA Class B, Preference Shares	236	1,932
Cia de Saneamento Basico do Estado de Sao Paulo	354	3,832
Cia Energetica de Minas Gerais Preference Shares	5,124	10,811
Cia Energetica de Minas Gerais	2	6
Cia Siderurgica Nacional SA	1,130	3,114
Cosan SA	2,110	6,842
Energisa SA	394	3,299
Engie Brasil Energia SA	1,436	10,303
Equatorial Energia SA	532	2,723
Gerdau SA Preference Shares	1,554	8,645
Hapvida Participacoes e Investimentos SA (b)(c)	4,351	4,186
Inter & Co., Inc. BDR	2	4
Itau Unibanco Holding SA Preference Shares	9,506	45,012
Itausa SA Preference Shares	4,514	7,276
Klabin SA	1,584	5,991
Klabin SA Preference Shares	2,366	1,801
Localiza Rent a Car SA	937	9,441
Lojas Renner SA	986	3,825
Magazine Luiza SA (b)	4,386	2,276
Natura & Co. Holding SA	2,050	4,508
Petroleo Brasileiro SA Preference Shares	6,511	30,213
Petroleo Brasileiro SA	5,370	28,519
Raia Drogasil SA	930	4,178
Rede D'Or Sao Luiz SA (c)	1,226	6,869
Rumo SA	866	3,052
Sendas Distribuidora SA	790	2,913
Suzano SA	1,064	9,722
Telefonica Brasil SA	1,300	9,443
TIM SA	3,508	8,239
Vibra Energia SA	2,386	7,027
WEG SA	1,852	13,508
		409,740
Security Description	Shares	Value
CHILE — 0.6%
Banco de Chile	74,569	$7,702
Banco de Credito e Inversiones SA	95	2,720
Banco Santander Chile	203,167	8,096
Cencosud SA	1,717	2,811
Empresas CMPC SA	2,145	3,565
Empresas COPEC SA	1,207	8,967
Enel Americas SA	68,211	9,087
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	207	16,668
		59,616
CHINA — 35.8%
360 Security Technology, Inc. Class A	5,100	4,821
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	2,600	6,802
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	233	3,301
AECC Aviation Power Co., Ltd. Class A	900	5,500
Agricultural Bank of China, Ltd. Class H	26,000	8,928
Aier Eye Hospital Group Co., Ltd. Class A	2,376	10,670
Air China, Ltd. Class A (b)	1,300	1,992
Alibaba Group Holding, Ltd. (b)	18,380	203,111
Alibaba Health Information Technology, Ltd. (b)	8,000	6,816
Aluminum Corp. of China, Ltd. Class A	7,900	5,104
Angang Steel Co., Ltd. Class A	9,300	3,589
Angel Yeast Co., Ltd. Class A	400	2,614
Anhui Conch Cement Co., Ltd. Class A	2,600	10,289
Anhui Gujing Distillery Co., Ltd. Class A	100	3,858
ANTA Sports Products, Ltd.	1,836	24,065
Asymchem Laboratories Tianjin Co., Ltd. Class H (c)	100	1,471
Autohome, Inc. ADR	132	4,039
Avary Holding Shenzhen Co., Ltd. Class A	900	3,569
AviChina Industry & Technology Co., Ltd. Class H	6,000	2,698
Bank of Beijing Co., Ltd. Class A	6,700	4,174
Bank of China, Ltd. Class H	58,000	21,105
Bank of Communications Co., Ltd. Class A	25,800	17,675
Bank of Hangzhou Co., Ltd. Class A	3,700	6,995
Bank of Nanjing Co., Ltd. Class A	6,100	9,187
Bank of Ningbo Co., Ltd. Class A	2,200	10,318

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Baoshan Iron & Steel Co., Ltd. Class A	10,300	$8,322
BeiGene, Ltd. (b)	1,160	19,945
Beijing Enlight Media Co., Ltd. Class A	4,200	5,257
Beijing Kingsoft Office Software, Inc. Class A	145	5,543
Beijing New Building Materials PLC Class A	600	2,244
Beijing United Information Technology Co., Ltd. Class A	200	2,556
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	290	5,311
Bilibili, Inc. Class Z (b)	372	8,903
Bloomage Biotechnology Corp., Ltd. Class A	162	3,167
Blue Moon Group Holdings, Ltd. (c)	4,000	2,685
BOE Technology Group Co., Ltd. Class A	29,800	14,558
BYD Co., Ltd. Class A	700	25,998
BYD Electronic International Co., Ltd.	500	1,608
Caitong Securities Co., Ltd. Class A	2,510	2,583
CanSino Biologics, Inc. Class H (c)	400	3,421
CGN Power Co., Ltd. Class A	13,281	5,164
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	200	4,811
Chaozhou Three-Circle Group Co., Ltd. Class A	500	2,219
Chengxin Lithium Group Co., Ltd. Class A	600	3,251
China CITIC Bank Corp., Ltd. Class H	37,000	16,402
China Conch Venture Holdings, Ltd.	2,500	5,432
China Construction Bank Corp. Class H	114,000	71,424
China CSSC Holdings, Ltd. Class A	1,300	4,186
China Eastern Airlines Corp., Ltd. Class A (b)	7,200	5,755
China Energy Engineering Corp., Ltd. Class H	20,000	2,332
China Feihe, Ltd. (c)	6,000	5,104
China Gas Holdings, Ltd.	5,000	7,277
China Hongqiao Group, Ltd.	5,000	4,721
China Huarong Asset Management Co., Ltd. Class H (b)(c)(d)	46,000	2,416
China International Capital Corp., Ltd. Class H (c)	2,800	5,345
China International Marine Containers Group Co., Ltd. Class H	13,050	9,898
China Jushi Co., Ltd. Class A	1,300	2,576
Security Description	Shares	Value
China Lesso Group Holdings, Ltd.	4,000	$4,177
China Life Insurance Co., Ltd. Class H	13,000	22,319
China Longyuan Power Group Corp., Ltd. Class H	5,000	6,112
China Mengniu Dairy Co., Ltd. (b)	5,048	22,896
China Merchants Bank Co., Ltd. Class A	7,900	42,544
China Merchants Port Holdings Co., Ltd.	4,024	5,898
China Merchants Securities Co., Ltd. Class A	1,800	3,460
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	4,100	7,484
China Minsheng Banking Corp., Ltd. Class A	19,700	9,823
China National Building Material Co., Ltd. Class H	4,000	3,285
China National Chemical Engineering Co., Ltd. Class A	3,100	3,558
China National Nuclear Power Co., Ltd. Class A	8,200	7,111
China Oilfield Services, Ltd. Class H	10,000	12,159
China Overseas Land & Investment, Ltd.	10,000	26,394
China Pacific Insurance Group Co., Ltd. Class A	4,500	15,948
China Power International Development, Ltd.	7,000	2,960
China Railway Group, Ltd. Class A	4,300	3,455
China Railway Signal & Communication Corp., Ltd. Class H (c)	6,000	1,960
China Resources Beer Holdings Co., Ltd.	2,985	20,863
China Resources Cement Holdings, Ltd.	12,000	6,365
China Resources Gas Group, Ltd.	1,700	6,382
China Resources Land, Ltd.	2,960	13,558
China Resources Microelectronics, Ltd. Class A	569	4,330
China Resources Mixc Lifestyle Services, Ltd. (c)	1,200	6,096
China Resources Power Holdings Co., Ltd.	4,959	10,140
China State Construction Engineering Corp., Ltd. Class A	22,200	17,423
China Suntien Green Energy Corp., Ltd. Class H	6,000	2,498
China Taiping Insurance Holdings Co., Ltd.	4,200	5,231
China Three Gorges Renewables Group Co., Ltd. Class A	10,700	8,738
China Tourism Group Duty Free Corp., Ltd. Class A	500	15,612
China Tower Corp., Ltd. Class H (c)	112,000	12,054

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China United Network Communications, Ltd. Class A	12,500	$8,094
China Vanke Co., Ltd. Class A	5,400	14,205
China Yangtze Power Co., Ltd. Class A	7,000	21,246
China Zhenhua Group Science & Technology Co., Ltd. Class A	174	2,873
Chongqing Brewery Co., Ltd. Class A	200	3,682
Chongqing Changan Automobile Co., Ltd. Class A	1,300	2,313
Chongqing Zhifei Biological Products Co., Ltd. Class A	600	7,617
CITIC Securities Co., Ltd. Class A	5,110	14,705
CITIC, Ltd.	5,000	5,279
CMOC Group, Ltd. Class A	14,100	9,272
CNGR Advanced Material Co., Ltd. Class A	332	3,148
CNOOC Energy Technology & Services, Ltd. Class A	30,000	12,488
Contemporary Amperex Technology Co., Ltd. Class A	824	46,854
COSCO SHIPPING Development Co., Ltd. Class A	12,600	4,407
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (b)	1,100	1,916
COSCO SHIPPING Holdings Co., Ltd. Class A	5,100	7,585
Country Garden Holdings Co., Ltd. (b)	18,000	6,158
Country Garden Services Holdings Co., Ltd.	3,000	7,472
CSC Financial Co., Ltd. Class H (c)	4,000	3,500
CSPC Pharmaceutical Group, Ltd.	10,000	10,506
Dali Foods Group Co., Ltd. (c)	9,000	4,105
Datang International Power Generation Co., Ltd. Class A (b)	9,690	3,907
Dongfang Electric Corp., Ltd. Class A	600	1,823
Dongfeng Motor Group Co., Ltd. Class H	6,000	3,444
East Money Information Co., Ltd. Class A	3,380	9,477
ENN Energy Holdings, Ltd.	1,100	15,447
Eve Energy Co., Ltd. Class A	600	7,623
Flat Glass Group Co., Ltd. Class A	900	4,333
Focus Media Information Technology Co., Ltd. Class A (b)	11,200	10,813
Foshan Haitian Flavouring & Food Co., Ltd. Class A	1,010	11,620
Fosun International, Ltd.	4,000	3,259
Foxconn Industrial Internet Co., Ltd. Class A	10,200	13,533
Full Truck Alliance Co., Ltd. ADR (b)	834	6,672
Futu Holdings, Ltd. ADR (b)	66	2,683
Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	1,300	$6,589
Ganfeng Lithium Group Co., Ltd. Class A	900	9,042
G-bits Network Technology Xiamen Co., Ltd. Class A	221	9,993
GD Power Development Co., Ltd. Class A (b)	10,600	6,542
GDS Holdings, Ltd. Class A (b)	1,848	4,854
Geely Automobile Holdings, Ltd.	7,000	10,224
GEM Co., Ltd. Class A	5,000	5,369
Genscript Biotech Corp. (b)	2,325	7,403
Ginlong Technologies Co., Ltd. Class A (b)	186	4,840
GoerTek, Inc. Class A	1,200	2,919
Gotion High-tech Co., Ltd. Class A	800	3,334
Great Wall Motor Co., Ltd. Class H	5,000	6,509
Gree Electric Appliances, Inc. of Zhuhai Class A (b)	1,900	8,875
Guangdong Investment, Ltd.	8,000	8,190
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	1,800	7,750
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	200	2,260
Guangzhou Tinci Materials Technology Co., Ltd. Class A	800	5,071
Guoyuan Securities Co., Ltd. Class A	3,500	3,202
H World Group, Ltd. ADR	184	7,805
Haidilao International Holding, Ltd. (b)(c)	2,139	6,139
Haier Smart Home Co., Ltd. Class A	3,700	13,080
Haitian International Holdings, Ltd.	2,000	5,356
Haitong Securities Co., Ltd. Class A	7,000	8,792
Hangzhou First Applied Material Co., Ltd. Class A	520	4,993
Hangzhou Lion Electronics Co., Ltd. Class A	300	1,847
Hangzhou Robam Appliances Co., Ltd. Class A	700	2,809
Hangzhou Tigermed Consulting Co., Ltd. Class A	493	7,467
Hansoh Pharmaceutical Group Co., Ltd. (c)	4,043	7,687
Henan Shuanghui Investment & Development Co., Ltd. Class A	1,000	3,748
Hengan International Group Co., Ltd.	2,847	15,120
Hengli Petrochemical Co., Ltd. Class A	1,400	3,142
Hoshine Silicon Industry Co., Ltd. Class A	100	1,199
Hua Hong Semiconductor, Ltd. (b)(c)	2,187	7,636

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Huadong Medicine Co., Ltd. Class A	800	$5,411
Huafon Chemical Co., Ltd. Class A	5,900	5,799
Huaneng Power International, Inc. Class H (b)	8,000	3,782
Huatai Securities Co., Ltd. Class A	8,000	14,731
Huaxin Cement Co., Ltd. Class A	1,400	2,999
Huayu Automotive Systems Co., Ltd. Class A	2,000	5,010
Hunan Valin Steel Co., Ltd. Class A	5,700	3,872
Hundsun Technologies, Inc. Class A	930	5,438
Iflytek Co., Ltd. Class A	1,000	4,745
Imeik Technology Development Co., Ltd. Class A	100	8,186
Industrial & Commercial Bank of China, Ltd. Class H	80,000	41,205
Industrial Bank Co., Ltd. Class A	8,400	21,356
Industrial Securities Co., Ltd. Class A	6,500	5,393
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	3,600	16,130
Innovent Biologics, Inc. (b)(c)	1,500	6,438
Inspur Electronic Information Industry Co., Ltd. Class A	600	1,866
JA Solar Technology Co., Ltd. Class A	920	7,990
Jason Furniture Hangzhou Co., Ltd. Class A	620	3,827
JCET Group Co., Ltd. Class A	1,000	3,331
JD Health International, Inc. (b)(c)	750	6,856
JD Logistics, Inc. (b)(c)	2,900	5,618
JD.com, Inc. Class A	2,976	83,961
Jiangsu Eastern Shenghong Co., Ltd. Class A	1,000	1,885
Jiangsu Hengli Hydraulic Co., Ltd. Class A	400	3,651
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	2,100	11,695
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	500	11,599
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	500	2,302
Jiangsu Zhongtian Technology Co., Ltd. Class A	1,400	3,268
Jiangxi Copper Co., Ltd. Class A	1,000	2,519
Kanzhun, Ltd. ADR (b)	370	7,537
KE Holdings, Inc. ADR (b)	445	6,212
Keda Industrial Group Co., Ltd. Class A	1,000	2,054
Kingdee International Software Group Co., Ltd. (b)	6,661	14,286
Kingsoft Corp., Ltd.	2,600	8,694
Kuaishou Technology (b)(c)	1,700	15,475
Kunlun Energy Co., Ltd.	9,238	6,593
Kweichow Moutai Co., Ltd. Class A	400	99,843
Security Description	Shares	Value
LB Group Co., Ltd. Class A	900	$2,461
Lenovo Group, Ltd.	20,872	17,142
Lens Technology Co., Ltd. Class A	1,400	2,131
Li Auto, Inc. Class A (b)	1,228	12,083
Li Ning Co., Ltd.	3,000	26,041
Liaoning Port Co., Ltd. Class A	26,600	6,228
Lingyi iTech Guangdong Co. Class A (b)	2,700	1,772
Livzon Pharmaceutical Group, Inc. Class A	1,300	6,103
Longfor Group Holdings, Ltd. (c)	3,000	9,340
LONGi Green Energy Technology Co., Ltd. Class A (b)	3,200	19,545
Luxshare Precision Industry Co., Ltd. Class A	3,200	14,685
Luzhou Laojiao Co., Ltd. Class A	400	12,966
Mango Excellent Media Co., Ltd. Class A	600	2,603
Maxscend Microelectronics Co., Ltd. Class A	240	3,965
Meituan Class B (b)(c)	5,500	123,108
Microport Scientific Corp. (b)	2,200	5,792
Ming Yang Smart Energy Group, Ltd. Class A	900	3,286
Montage Technology Co., Ltd. Class A	279	2,524
Muyuan Foods Co., Ltd. Class A	2,100	14,797
NARI Technology Co., Ltd. Class A	2,040	7,194
NAURA Technology Group Co., Ltd. Class A	200	6,513
NavInfo Co., Ltd. Class A	1,000	1,593
NetEase, Inc.	2,625	38,509
New China Life Insurance Co., Ltd. Class A	900	3,913
New Hope Liuhe Co., Ltd. Class A (b)	2,800	5,225
Ninestar Corp. Class A	600	4,500
Ningbo Deye Technology Co., Ltd. Class A	200	9,574
Ningbo Orient Wires & Cables Co., Ltd. Class A	100	980
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	201	1,997
Ningbo Shanshan Co., Ltd. Class A	700	1,841
Ningbo Tuopu Group Co., Ltd. Class A	600	5,080
Ningbo Zhoushan Port Co., Ltd. Class A	8,400	4,346
Ningxia Baofeng Energy Group Co., Ltd. Class A	1,300	2,268
NIO, Inc. ADR (b)	1,896	18,486
Nongfu Spring Co., Ltd. Class H (c)	2,800	15,821
Orient Securities Co., Ltd. Class A	4,224	5,458
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	6,000	4,102

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
People's Insurance Co. Group of China, Ltd. Class H (b)	9,000	$2,987
Perfect World Co., Ltd. Class A	2,200	4,045
Pharmaron Beijing Co., Ltd. Class A	450	4,423
PICC Property & Casualty Co., Ltd. Class H	18,143	17,225
Pinduoduo, Inc. ADR (b)	709	57,819
Ping An Bank Co., Ltd. Class A	8,600	16,358
Ping An Insurance Group Co. of China, Ltd. Class A	6,300	42,796
Poly Developments & Holdings Group Co., Ltd. Class A	5,600	12,246
Pop Mart International Group, Ltd. (c)	1,200	3,047
Postal Savings Bank of China Co., Ltd. Class H (c)	15,000	9,321
Power Construction Corp. of China, Ltd. Class A	4,900	5,014
Proya Cosmetics Co., Ltd. Class A	200	4,841
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	1,800	5,903
Rongsheng Petrochemical Co., Ltd. Class A	3,400	6,044
Sangfor Technologies, Inc. Class A	140	2,277
Sany Heavy Industry Co., Ltd. Class A	4,000	9,134
SF Holding Co., Ltd. Class A	2,100	17,531
SG Micro Corp. Class A	119	2,969
Shandong Gold Mining Co., Ltd. Class A	1,400	3,877
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	800	3,833
Shandong Linglong Tyre Co., Ltd. Class A	1,100	3,256
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	4,400	7,227
Shanghai Baosight Software Co., Ltd. Class A	400	2,590
Shanghai Electric Group Co., Ltd. Class A (b)	4,000	2,278
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	1,100	5,603
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	1,000	3,780
Shanghai International Airport Co., Ltd. Class A (b)	400	3,336
Shanghai Pudong Development Bank Co., Ltd. Class A	16,500	17,361
Shanghai Putailai New Energy Technology Co., Ltd. Class A	400	3,000
Shanxi Meijin Energy Co., Ltd. Class A	4,500	5,867
Shanxi Taigang Stainless Steel Co., Ltd. Class A	6,600	4,121
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	400	16,476
Shennan Circuits Co., Ltd. Class A	300	3,128
Security Description	Shares	Value
Shenzhen Dynanonic Co., Ltd. Class A	92	$3,053
Shenzhen Inovance Technology Co., Ltd. Class A	900	9,041
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	618	28,223
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	300	2,174
Shenzhen Overseas Chinese Town Co., Ltd. Class A	4,500	3,467
Shenzhen SC New Energy Technology Corp. Class A	200	3,296
Shenzhen Transsion Holdings Co., Ltd. Class A	326	3,747
Shenzhou International Group Holdings, Ltd.	1,300	14,624
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	500	2,165
Sichuan Chuantou Energy Co., Ltd. Class A	1,700	3,005
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	1,700	6,538
Silergy Corp.	1,000	14,202
Sinomine Resource Group Co., Ltd. Class A	300	2,890
Sinopec Oilfield Service Corp. Class A (b)	33,000	9,444
Sinopec Shanghai Petrochemical Co., Ltd. Class A	15,500	6,967
Sinopharm Group Co., Ltd. Class H	2,400	6,101
Skshu Paint Co., Ltd. Class A (b)	200	3,290
Sunac China Holdings, Ltd. (b)(d)	11,000	1,614
Sungrow Power Supply Co., Ltd. Class A	538	8,693
Sunny Optical Technology Group Co., Ltd.	1,000	11,896
Sunwoda Electronic Co., Ltd. Class A	1,000	3,057
Suzhou Maxwell Technologies Co., Ltd. Class A	100	5,952
TCL Technology Group Corp. Class A	18,375	9,880
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	1,400	7,620
Thunder Software Technology Co., Ltd. Class A	100	1,450
Tianma Microelectronics Co., Ltd. Class A	7,400	9,262
Tianqi Lithium Corp. Class H (b)	400	2,860
Tingyi Cayman Islands Holding Corp.	3,740	6,603
Tongcheng Travel Holdings, Ltd. (b)	4,800	11,550
Tongwei Co., Ltd. Class A	1,400	7,806

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Topsports International Holdings, Ltd. (c)	6,000	$4,759
TravelSky Technology, Ltd. Class H	3,000	6,342
Trina Solar Co., Ltd. Class A	906	8,349
Trip.com Group, Ltd. (b)	708	24,819
Tsingtao Brewery Co., Ltd. Class A	500	7,769
Unigroup Guoxin Microelectronics Co., Ltd. Class A	100	1,905
Unisplendour Corp., Ltd. Class A	800	2,256
Universal Scientific Industrial Shanghai Co., Ltd. Class A	3,100	7,272
Vipshop Holdings, Ltd. ADR (b)	866	11,812
Walvax Biotechnology Co., Ltd. Class A	400	2,324
Wanhua Chemical Group Co., Ltd. Class A	1,300	17,408
Want Want China Holdings, Ltd.	10,000	6,688
Weichai Power Co., Ltd. Class A	5,200	7,651
Weihai Guangwei Composites Co., Ltd. Class A	500	5,221
Wens Foodstuffs Group Co., Ltd. Class A	3,000	8,512
Western Mining Co., Ltd. Class A	3,000	4,423
Western Superconducting Technologies Co., Ltd. Class A	306	4,188
Will Semiconductor Co., Ltd. Shanghai Class A	415	4,624
Wingtech Technology Co., Ltd. Class A	500	3,800
Wuchan Zhongda Group Co., Ltd. Class A	5,800	4,032
Wuliangye Yibin Co., Ltd. Class A	1,400	36,562
WuXi AppTec Co., Ltd. Class A	1,100	12,878
Wuxi Biologics Cayman, Inc. (b)(c)	4,488	34,415
Wuxi Shangji Automation Co., Ltd. Class A	100	1,530
Xiaomi Corp. Class B (b)(c)	20,600	28,874
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	4,900	7,790
Xinyi Solar Holdings, Ltd.	6,000	6,642
XPeng, Inc. Class A (b)	1,482	7,282
Yadea Group Holdings, Ltd. (c)	4,695	7,856
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	1,500	6,051
Yihai Kerry Arawana Holdings Co., Ltd. Class A	1,000	6,296
YongXing Special Materials Technology Co., Ltd. Class A	195	2,598
Yonyou Network Technology Co., Ltd. Class A	1,300	4,541
Youngy Co., Ltd. Class A (b)	200	2,830
YTO Express Group Co., Ltd. Class A	1,500	4,355
Yunda Holding Co., Ltd. Class A	1,000	2,078
Yunnan Baiyao Group Co., Ltd. Class A	380	2,986
Zai Lab, Ltd. ADR (b)	131	4,022
Security Description	Shares	Value
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	100	$4,169
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	13,200	7,269
Zhejiang Chint Electrics Co., Ltd. Class A	600	2,402
Zhejiang Huayou Cobalt Co., Ltd. Class A	690	5,548
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	400	3,675
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	1,000	3,067
Zhejiang Weiming Environment Protection Co., Ltd. Class A	600	1,607
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(c)	1,800	4,958
Zhongsheng Group Holdings, Ltd.	1,000	5,144
Zhuzhou CRRC Times Electric Co., Ltd.	1,000	4,965
ZTE Corp. Class A	3,900	14,577
ZTO Express Cayman, Inc. ADR	710	19,078
		3,291,694
COLOMBIA — 0.2%
Bancolombia SA Preference Shares	439	3,037
Ecopetrol SA	20,954	10,458
Interconexion Electrica SA ESP	1,563	6,769
		20,264
CZECH REPUBLIC — 0.1%
CEZ A/S	251	8,540
Komercni Banka A/S	69	1,997
		10,537
EGYPT — 0.1%
Commercial International Bank Egypt SAE	3,892	6,522
GREECE — 0.4%
Eurobank Ergasias Services & Holdings SA Class A (b)	4,209	4,739
Hellenic Telecommunications Organization SA	1,325	20,632
National Bank of Greece SA (b)	921	3,683
OPAP SA	508	7,173
		36,227
HONG KONG — 0.2%
Nine Dragons Paper Holdings, Ltd.	9,000	8,210
Sino Biopharmaceutical, Ltd.	14,000	8,198
Super Hi International Holding, Ltd. (b)	414	527
		16,935
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	1,754	12,164

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
OTP Bank Nyrt	212	$5,712
		17,876
INDIA — 14.6%
ABB India, Ltd.	271	8,789
ACC, Ltd.	398	11,746
Adani Green Energy, Ltd. (b)	663	15,481
Adani Power, Ltd. (b)	2,091	7,571
Adani Total Gas, Ltd.	308	13,748
Adani Transmission, Ltd. (b)	292	9,139
Ambuja Cements, Ltd.	2,014	12,759
Apollo Hospitals Enterprise, Ltd.	125	6,765
Ashok Leyland, Ltd.	3,185	5,521
Asian Paints, Ltd.	746	27,844
AU Small Finance Bank, Ltd. (c)	300	2,373
Avenue Supermarts, Ltd. (b)(c)	220	10,820
Axis Bank, Ltd.	3,491	39,402
Bajaj Auto, Ltd.	144	6,294
Bajaj Finance, Ltd.	283	22,492
Bajaj Finserv, Ltd.	520	9,729
Balkrishna Industries, Ltd.	125	3,220
Bharat Electronics, Ltd.	6,521	7,874
Bharat Petroleum Corp., Ltd.	2,398	9,580
Bharti Airtel, Ltd.	2,883	28,091
Bosch, Ltd.	19	3,965
Britannia Industries, Ltd.	109	5,675
Cipla, Ltd.	935	12,160
Dabur India, Ltd.	622	4,221
Dalmia Bharat, Ltd.	169	3,805
Divi's Laboratories, Ltd.	121	4,992
DLF, Ltd.	1,698	7,697
Dr Reddy's Laboratories, Ltd. ADR	244	12,627
Eicher Motors, Ltd.	208	8,115
Godrej Consumer Products, Ltd. (b)	810	8,558
Grasim Industries, Ltd.	557	11,604
Havells India, Ltd.	486	6,462
HCL Technologies, Ltd.	1,623	20,389
HDFC Bank, Ltd. ADR	1,634	111,782
Hero MotoCorp, Ltd.	267	8,839
Hindalco Industries, Ltd.	2,445	13,989
Hindustan Petroleum Corp., Ltd.	1,841	5,233
Hindustan Unilever, Ltd.	1,212	37,520
Housing Development Finance Corp., Ltd.	2,216	70,651
ICICI Bank, Ltd. ADR	3,839	84,036
ICICI Lombard General Insurance Co., Ltd. (c)	235	3,513
Indian Oil Corp., Ltd.	7,762	7,177
Indus Towers, Ltd.	1,095	2,521
IndusInd Bank, Ltd.	692	10,206
Info Edge India, Ltd.	252	11,977
Infosys, Ltd. ADR	4,858	87,493
Jindal Steel & Power, Ltd.	720	5,053
JSW Energy, Ltd.	604	2,100
JSW Steel, Ltd.	2,158	20,034
Jubilant Foodworks, Ltd.	362	2,236
Security Description	Shares	Value
Kotak Mahindra Bank, Ltd.	1,531	$33,815
Mahindra & Mahindra, Ltd. GDR	1,401	21,085
Marico, Ltd.	2,263	13,946
Maruti Suzuki India, Ltd.	125	12,684
Mphasis, Ltd.	105	2,504
Nestle India, Ltd.	73	17,300
NMDC, Ltd.	1,759	2,616
NTPC, Ltd.	4,469	8,991
Petronet LNG, Ltd.	2,468	6,427
PI Industries, Ltd.	65	2,687
Pidilite Industries, Ltd.	77	2,374
Power Grid Corp. of India, Ltd.	2,740	7,078
REC, Ltd.	4,916	6,923
Reliance Industries, Ltd. GDR (c)	1,836	112,914
SBI Cards & Payment Services, Ltd.	711	6,837
Shree Cement, Ltd.	59	16,609
Siemens, Ltd. (b)	189	6,457
SRF, Ltd.	82	2,270
State Bank of India GDR	416	30,867
Sun Pharmaceutical Industries, Ltd.	894	10,821
Tata Communications, Ltd.	252	3,882
Tata Consumer Products, Ltd.	1,377	12,766
Tata Elxsi, Ltd.	60	4,559
Tata Motors, Ltd. ADR (b)	409	9,452
Tata Power Co., Ltd.	2,997	7,524
Tata Steel, Ltd. GDR	1,397	18,929
Tech Mahindra, Ltd.	1,164	14,301
Titan Co., Ltd.	490	15,385
UltraTech Cement, Ltd.	192	16,151
United Spirits, Ltd. (b)	1,096	11,626
Vedanta, Ltd.	2,073	7,728
Vodafone Idea, Ltd. (b)	20,624	1,969
Voltas, Ltd.	483	4,670
Wipro, Ltd. ADR	3,713	17,303
Yes Bank, Ltd. (b)	68,208	16,984
Zomato, Ltd. (b)	5,019	3,598
		1,345,900
INDONESIA — 1.6%
Adaro Minerals Indonesia Tbk PT (b)	31,100	3,386
Aneka Tambang Tbk	28,300	3,608
Astra International Tbk PT	12,000	4,394
Bank Central Asia Tbk PT	82,900	45,530
Bank Jago Tbk PT (b)	7,100	1,697
Bank Mandiri Persero Tbk PT	14,400	9,181
Bank Negara Indonesia Persero Tbk PT	4,100	2,430
Bank Rakyat Indonesia Persero Tbk PT	116,200	36,873
Barito Pacific Tbk PT	47,600	2,308
Chandra Asri Petrochemical Tbk PT	21,600	3,566
Elang Mahkota Teknologi Tbk PT	47,800	3,163
GoTo Gojek Tokopedia Tbk PT (b)	988,800	5,780

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Indah Kiat Pulp & Paper Tbk PT	5,000	$2,802
Merdeka Copper Gold Tbk PT (b)	9,400	2,488
Sumber Alfaria Trijaya Tbk PT	11,600	1,975
Telkom Indonesia Persero Tbk PT	44,000	10,599
Unilever Indonesia Tbk PT	24,600	7,427
		147,207
KUWAIT — 0.7%
Agility Public Warehousing Co. KSC	3,742	8,803
Kuwait Finance House KSCP	7,411	19,929
Mobile Telecommunications Co. KSCP	4,645	8,545
National Bank of Kuwait SAKP	7,377	25,984
		63,261
MALAYSIA — 1.5%
CIMB Group Holdings Bhd	3,228	4,250
Dialog Group Bhd	12,000	6,674
DiGi.Com Bhd	6,400	5,812
Hong Leong Bank Bhd	1,400	6,534
IOI Corp. Bhd	6,100	5,609
Malayan Banking Bhd	10,327	20,396
MISC Bhd	8,984	15,296
Nestle Malaysia Bhd	900	28,604
Petronas Chemicals Group Bhd	5,100	9,957
Petronas Gas Bhd	2,500	9,716
Press Metal Aluminium Holdings Bhd	6,500	7,201
RHB Bank Bhd	4,694	6,170
Sime Darby Plantation Bhd	3,200	3,378
Westports Holdings Bhd	12,800	11,042
		140,639
MEXICO — 2.4%
Alfa SAB de CV Class A	8,950	5,700
America Movil SAB de CV Series L	31,790	28,842
Arca Continental SAB de CV	1,618	13,138
Cemex SAB de CV Series CPO (b)	30,752	12,435
Coca-Cola Femsa SAB de CV	1,638	11,082
Fibra Uno Administracion SA de CV REIT	7,806	9,197
Fomento Economico Mexicano SAB de CV	2,956	23,001
Grupo Aeroportuario del Pacifico SAB de CV Class B	370	5,300
Grupo Aeroportuario del Sureste SAB de CV Class B	429	10,009
Grupo Bimbo SAB de CV Class A	3,047	12,878
Grupo Carso SAB de CV Series A1	1,064	4,465
Grupo Financiero Banorte SAB de CV Series O	4,258	30,570
Grupo Televisa SAB Series CPO	3,854	3,504
Industrias Penoles SAB de CV (b)	276	3,394
Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	5,100	$8,655
Orbia Advance Corp. SAB de CV	3,628	6,423
Wal-Mart de Mexico SAB de CV	8,864	31,199
		219,792
PERU — 0.1%
Credicorp, Ltd.	80	10,853
PHILIPPINES — 0.8%
ACEN Corp.	12,000	1,641
Ayala Corp.	1,215	15,153
Ayala Land, Inc.	11,300	6,246
Bank of the Philippine Islands	10,360	18,962
BDO Unibank, Inc.	2,508	4,757
Globe Telecom, Inc.	61	2,386
International Container Terminal Services, Inc.	1,240	4,450
Manila Electric Co.	700	3,753
PLDT, Inc.	145	3,427
SM Investments Corp.	640	10,336
SM Prime Holdings, Inc.	7,700	4,905
		76,016
POLAND — 0.4%
KGHM Polska Miedz SA	213	6,155
Polski Koncern Naftowy ORLEN SA	868	12,713
Powszechna Kasa Oszczednosci Bank Polski SA	1,023	7,064
Powszechny Zaklad Ubezpieczen SA	750	6,056
Santander Bank Polska SA	50	2,957
		34,945
QATAR — 0.9%
Commercial Bank PQSC	1,702	2,337
Industries Qatar QSC	2,912	10,243
Masraf Al Rayan QSC	4,895	4,262
Mesaieed Petrochemical Holding Co.	3,584	2,093
Ooredoo QSC	2,153	5,439
Qatar Fuel QSC	2,093	10,317
Qatar Gas Transport Co., Ltd.	3,784	3,805
Qatar Islamic Bank SAQ	2,055	10,473
Qatar National Bank QPSC	6,050	29,903
		78,872
RUSSIA — 0.0% (e)
Alrosa PJSC (b)(d)	23,690	—
Gazprom PJSC (d)	33,540	—
Inter RAO UES PJSC (b)(d)	542,800	—
LUKOIL PJSC (d)	1,136	—
Magnitogorsk Iron & Steel Works PJSC (b)(d)	35,790	—
Moscow Exchange MICEX (b)(d)	30,730	—
Novatek PJSC (d)	6,699	—
Novolipetsk Steel PJSC (b)(d)	20,650	—
PhosAgro PJSC (d)	17	—

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PhosAgro PJSC GDR (b)(d)	2,587	$—
Polyus PJSC (b)(d)	290	—
Rosneft Oil Co. PJSC (b)(d)	9,809	—
Sberbank of Russia PJSC (b)(d)	29,150	—
Severstal PJSC (d)	2,334	—
Surgutneftegas PJSC (d)	37,500	—
Tatneft PJSC (d)	160	—
TCS Group Holding PLC GDR (b)(d)	258	—
Yandex NV Class A (b)(d)	1,000	—
		—
SAUDI ARABIA — 4.9%
ACWA Power Co.	286	11,568
Al Rajhi Bank (b)	4,730	94,650
Alinma Bank (b)	2,662	23,057
Almarai Co. JSC (b)	1,616	23,006
Arab National Bank (b)	957	8,162
Arabian Internet & Communications Services Co.	83	5,363
Bank AlBilad (b)	944	11,166
Bank Al-Jazira	1,388	7,047
Banque Saudi Fransi (b)	1,301	14,056
Bupa Arabia for Cooperative Insurance Co.	186	7,117
Dr Sulaiman Al Habib Medical Services Group Co.	91	5,342
Elm Co.	55	4,859
Etihad Etisalat Co.	1,174	10,856
Jarir Marketing Co.	196	7,823
Rabigh Refining & Petrochemical Co. (b)	1,109	3,152
Riyad Bank (b)	2,458	20,799
SABIC Agri-Nutrients Co. (b)	240	9,337
Sahara International Petrochemical Co.	1,578	14,256
Saudi Arabian Mining Co. (b)	1,357	23,363
Saudi British Bank	1,234	12,790
Saudi Electricity Co.	2,570	15,797
Saudi Investment Bank (b)	1,839	8,485
Saudi Kayan Petrochemical Co. (b)	1,610	5,852
Saudi National Bank	3,237	43,499
Saudi Research & Media Group (b)	115	5,569
Saudi Telecom Co.	3,117	30,357
Savola Group	1,322	9,656
Yanbu National Petrochemical Co. (b)	874	9,675
		446,659
SOUTH AFRICA — 2.4%
Absa Group, Ltd.	939	10,701
Anglo American Platinum, Ltd.	112	9,379
Aspen Pharmacare Holdings, Ltd.	606	4,855
Bid Corp., Ltd.	123	2,384
Capitec Bank Holdings, Ltd.	30	3,277
FirstRand, Ltd.	4,755	17,360
Security Description	Shares	Value
Gold Fields, Ltd.	1,269	$13,138
Growthpoint Properties, Ltd. REIT	5,221	4,462
Impala Platinum Holdings, Ltd.	1,198	15,007
Kumba Iron Ore, Ltd.	251	7,262
MultiChoice Group	330	2,274
Naspers, Ltd. Class N	190	31,538
Nedbank Group, Ltd.	647	8,083
Northam Platinum Holdings, Ltd. (b)	469	5,159
Old Mutual, Ltd.	7,573	4,656
Sanlam, Ltd.	2,813	8,055
Sasol, Ltd.	691	10,942
Shoprite Holdings, Ltd.	804	10,679
Sibanye Stillwater, Ltd.	3,657	9,612
Standard Bank Group, Ltd.	1,619	15,965
Vodacom Group, Ltd.	2,702	19,485
Woolworths Holdings, Ltd.	1,899	7,414
		221,687
SOUTH KOREA — 9.0%
Amorepacific Corp. (b)	74	8,047
AMOREPACIFIC Group (b)	259	7,148
Celltrion, Inc.	84	10,662
CJ CheilJedang Corp.	21	6,319
Coway Co., Ltd. (b)	208	9,195
DB Insurance Co., Ltd. (b)	78	4,028
Doosan Enerbility Co., Ltd. (b)	549	6,686
Ecopro BM Co., Ltd.	24	1,748
Hana Financial Group, Inc.	471	15,663
Hankook Tire & Technology Co., Ltd. (b)	172	4,237
Hanon Systems	562	3,596
Hanwha Solutions Corp. (b)	74	2,516
HMM Co., Ltd. (b)	434	6,710
HYBE Co., Ltd. (b)	37	5,077
Hyundai Engineering & Construction Co., Ltd. (b)	86	2,374
Hyundai Mobis Co., Ltd.	90	14,270
Hyundai Motor Co.	148	17,673
Hyundai Steel Co. (b)	205	4,961
Kakao Corp.	454	19,065
Kakao Games Corp. (b)	128	4,520
KakaoBank Corp. (b)	133	2,556
Kangwon Land, Inc. (b)	140	2,569
KB Financial Group, Inc.	537	20,597
Kia Corp. (b)	324	15,194
Korea Gas Corp. (b)	127	3,636
Korean Air Lines Co., Ltd. (b)	343	6,225
Krafton, Inc. (b)	42	5,580
KT Corp.	355	9,489
L&F Co., Ltd. (b)	34	4,665
LG Chem, Ltd. (b)	57	27,046
LG Display Co., Ltd. (b)	624	6,144
LG Electronics, Inc. (b)	200	13,681
LG Energy Solution, Ltd. (b)	22	7,577
LG H&H Co., Ltd. (b)	20	11,419
LG Innotek Co., Ltd. (b)	22	4,393

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
NAVER Corp.	212	$29,759
NCSoft Corp. (b)	24	8,503
Netmarble Corp. (b)(c)	79	3,773
Pearl Abyss Corp. (b)	82	2,720
POSCO Chemtech Co., Ltd. (b)	17	2,420
POSCO Holdings, Inc.	116	25,365
Samsung Biologics Co., Ltd. (b)(c)	11	7,142
Samsung C&T Corp. (b)	34	3,052
Samsung Card Co., Ltd. (b)	251	5,866
Samsung Electro-Mechanics Co., Ltd. (b)	112	11,559
Samsung Electronics Co., Ltd. Preference Shares	903	36,063
Samsung Electronics Co., Ltd.	5,731	250,632
Samsung Engineering Co., Ltd. (b)	261	4,592
Samsung Fire & Marine Insurance Co., Ltd. (b)	73	11,546
Samsung SDI Co., Ltd.	70	32,716
Samsung SDS Co., Ltd. (b)	41	3,988
Shinhan Financial Group Co., Ltd.	814	22,659
SK Hynix, Inc.	672	39,858
SK IE Technology Co., Ltd. (b)(c)	62	2,599
SK Innovation Co., Ltd. (b)	82	9,987
SK Telecom Co., Ltd.	406	15,219
Woori Financial Group, Inc.	184	1,681
		826,965
TAIWAN — 11.8%
Accton Technology Corp.	432	3,296
Advantech Co., Ltd.	355	3,823
ASE Technology Holding Co., Ltd.	6,000	18,331
Asia Cement Corp.	3,000	4,002
Asustek Computer, Inc.	2,000	17,472
AUO Corp.	9,200	4,490
Cathay Financial Holding Co., Ltd.	8,979	11,686
Chailease Holding Co., Ltd.	2,082	14,699
Chang Hwa Commercial Bank, Ltd.	6,270	3,499
China Airlines, Ltd.	5,000	3,091
China Development Financial Holding Corp.	27,698	11,355
China Steel Corp.	18,833	18,260
Chunghwa Telecom Co., Ltd.	10,683	39,276
Compal Electronics, Inc.	12,000	8,999
CTBC Financial Holding Co., Ltd.	34,595	24,875
Delta Electronics, Inc.	3,000	27,964
E Ink Holdings, Inc.	1,563	8,187
E.Sun Financial Holding Co., Ltd.	25,054	19,604
Eva Airways Corp.	3,000	2,748
Evergreen Marine Corp. Taiwan, Ltd. (b)	1,200	6,364
First Financial Holding Co., Ltd.	21,680	18,692
Formosa Chemicals & Fibre Corp.	5,000	11,469
Formosa Petrochemical Corp.	2,429	6,346
Formosa Plastics Corp.	5,616	15,860
Fubon Financial Holding Co., Ltd.	13,000	23,813
Globalwafers Co., Ltd. (b)	278	3,867
Security Description	Shares	Value
Hon Hai Precision Industry Co., Ltd.	13,000	$42,254
Hua Nan Financial Holdings Co., Ltd.	8,816	6,439
Innolux Corp.	13,005	4,676
Inventec Corp.	7,000	5,978
Lite-On Technology Corp.	6,000	12,455
MediaTek, Inc.	1,000	20,335
Mega Financial Holding Co., Ltd.	17,597	17,376
Micro-Star International Co., Ltd.	2,345	9,117
Nan Ya Plastics Corp.	5,000	11,550
Nan Ya Printed Circuit Board Corp.	461	3,405
Nanya Technology Corp.	4,000	6,663
Pegatron Corp.	4,000	8,264
President Chain Store Corp.	266	2,354
Quanta Computer, Inc.	3,000	7,057
Shanghai Commercial & Savings Bank, Ltd.	4,976	7,132
Shin Kong Financial Holding Co., Ltd.	18,000	5,136
SinoPac Financial Holdings Co., Ltd.	25,760	14,039
Taishin Financial Holding Co., Ltd.	28,316	13,911
Taiwan Cement Corp.	9,998	10,946
Taiwan Mobile Co., Ltd.	4,000	12,325
Taiwan Semiconductor Manufacturing Co., Ltd.	30,000	437,767
Unimicron Technology Corp.	1,873	7,313
Uni-President Enterprises Corp.	5,000	10,834
United Microelectronics Corp. (b)	18,000	23,836
Vanguard International Semiconductor Corp.	1,000	2,522
Walsin Lihwa Corp.	5,769	8,859
Wan Hai Lines, Ltd.	2,271	5,919
Winbond Electronics Corp.	6,000	3,826
Wistron Corp.	6,000	5,739
Yang Ming Marine Transport Corp.	3,000	6,393
Yuanta Financial Holding Co., Ltd.	29,360	20,729
		1,087,217
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	630	12,190
THAILAND — 2.9%
Advanced Info Service PCL NVDR	3,211	18,078
Airports of Thailand PCL NVDR (b)	6,124	13,261
Bangkok Bank PCL	1,300	5,555
Bangkok Dusit Medical Services PCL NVDR	8,500	7,117
Bangkok Expressway & Metro PCL	12,600	3,565
Central Pattana PCL NVDR	5,325	10,916
Charoen Pokphand Foods PCL NVDR	6,930	4,962
CP ALL PCL NVDR	7,249	14,285
Delta Electronics Thailand PCL NVDR	600	14,378

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Energy Absolute PCL	1,700	$4,761
Global Power Synergy PCL NVDR	2,900	6,112
Gulf Energy Development PCL	1,300	2,074
Home Product Center PCL NVDR	19,905	8,908
Indorama Ventures PCL NVDR	7,559	8,894
Kasikornbank PCL NVDR	3,328	14,173
Minor International PCL NVDR (b)	5,960	5,550
Muangthai Capital PCL NVDR	1,864	2,045
PTT Exploration & Production PCL NVDR	4,427	22,560
PTT Global Chemical PCL NVDR	8,131	11,093
PTT Oil & Retail Business PCL	7,700	5,291
PTT PCL NVDR	27,500	26,400
SCB X PCL	2,500	7,723
SCG Packaging PCL NVDR	6,100	10,039
Siam Cement PCL NVDR	1,370	13,528
Siam Makro PCL	3,600	4,158
Thai Oil PCL NVDR	4,324	7,023
TMBThanachart Bank PCL NVDR	104,535	4,256
True Corp. PCL NVDR	42,128	5,887
		262,592
TURKEY — 0.6%
Aselsan Elektronik Sanayi Ve Ticaret A/S	2,506	8,320
Enka Insaat ve Sanayi A/S	3,103	5,493
Ford Otomotiv Sanayi A/S	141	3,951
KOC Holding A/S	936	4,185
Sasa Polyester Sanayi A/S (b)	478	2,809
Turk Hava Yollari AO (b)	936	7,045
Turkiye Petrol Rafinerileri AS (b)	408	11,549
Turkiye Sise ve Cam Fabrikalari A/S	3,773	8,651
		52,003
UNITED ARAB EMIRATES — 2.2%
Abu Dhabi Commercial Bank PJSC	2,475	6,065
Abu Dhabi Islamic Bank PJSC	877	2,175
Abu Dhabi National Oil Co. for Distribution PJSC	7,904	9,491
ADNOC Drilling Co. PJSC	11,942	9,690
Aldar Properties PJSC	8,761	10,568
Alpha Dhabi Holding PJSC (b)	1,785	13,161
Emaar Properties PJSC	5,468	8,725
Emirates NBD Bank PJSC	829	2,934
Emirates Telecommunications Group Co. PJSC	4,857	30,232
First Abu Dhabi Bank PJSC	7,394	34,427
International Holding Co. PJSC (b)	592	66,088
Security Description	Shares	Value
Multiply Group PJSC (b)	4,476	$5,655
		199,211
TOTAL COMMON STOCKS (Cost $11,780,779)		9,095,420

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 01/31/23) (b) (Cost: $0)	4	8
SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e)(f)(g) (Cost $4,867)	4,865	4,866
TOTAL INVESTMENTS — 99.1% (Cost $11,785,646)		9,100,294
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.9%		87,190
NET ASSETS — 100.0%		$9,187,484
(a)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $4,030, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR BLOOMBERG SASB EMERGING MARKETS ESG SELECT ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	2	03/17/2023	$98,663	$95,940	$(2,723)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$9,058,263	$33,127	$4,030	$9,095,420
Rights	8	—	—	8
Short-Term Investment	4,866	—	—	4,866
TOTAL INVESTMENTS	$9,063,137	$33,127	$4,030	$9,100,294
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,723)	—	—	(2,723)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,723)	$—	$—	$(2,723)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	23.8%
Information Technology	17.6
Consumer Discretionary	11.8
Materials	9.1
Consumer Staples	8.7
Industrials	7.8
Communication Services	6.4
Energy	4.5
Health Care	4.0
Utilities	3.4
Real Estate	1.9
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.9
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street ESG Liquid Reserves Fund, Premier Class	—	$—	$59,845	$59,845	$—	$—	—	$—	$24
State Street Institutional Liquid Reserves Fund, Premier Class	—	—	279,163	274,310	14	(1)	4,865	4,866	525
Total		$—	$339,008	$334,155	$14	$(1)		$4,866	$549
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 1.3%
Glencore PLC	274,790	$1,825,931
Rio Tinto PLC	27,728	1,933,866
		3,759,797
AUSTRIA — 0.6%
Addiko Bank AG (a)	311	4,199
Agrana Beteiligungs AG	314	5,010
AMAG Austria Metall AG (b)	86	3,185
ams-OSRAM AG (a)	7,151	52,172
ANDRITZ AG	1,849	105,673
AT&S Austria Technologie & Systemtechnik AG	655	22,370
BAWAG Group AG (a)(b)	2,318	123,199
CA Immobilien Anlagen AG (a)	1,225	37,064
DO & Co. AG (a)	169	15,980
Erste Group Bank AG	8,553	272,933
EVN AG	878	15,836
FACC AG (a)	460	2,784
Flughafen Wien AG (a)	168	5,917
IMMOFINANZ AG	1,596	19,793
Kontron AG	1,302	21,246
Lenzing AG	335	19,593
Mayr Melnhof Karton AG	229	36,953
Mondi PLC	11,608	196,812
Oesterreichische Post AG	834	26,168
OMV AG	3,679	188,860
Palfinger AG	335	8,456
PIERER Mobility AG	233	16,898
Porr AG	638	8,007
Raiffeisen Bank International AG (a)	3,551	58,173
Rosenbauer International AG	78	2,506
S IMMO AG	1,074	14,305
Schoeller-Bleckmann Oilfield Equipment AG	270	16,771
Semperit AG Holding	271	5,732
Strabag SE	340	14,188
Telekom Austria AG (a)	3,598	22,195
UBM Development AG	78	1,898
UNIQA Insurance Group AG	3,056	22,831
Verbund AG	1,701	142,781
Vienna Insurance Group AG Wiener Versicherung Gruppe	996	23,758
Voestalpine AG	2,839	75,081
Wienerberger AG	2,976	71,654
Zumtobel Group AG	733	5,327
		1,686,308
BELGIUM — 1.6%
Ackermans & van Haaren NV	570	97,455
Aedifica SA REIT	1,029	83,244
Ageas SA/NV	4,618	204,141
AGFA-Gevaert NV (a)	2,989	8,517
Anheuser-Busch InBev SA/NV	23,046	1,384,007
Ascencio REIT	133	7,452
Security Description	Shares	Value
Atenor	87	$4,494
Azelis Group NV	2,166	61,305
Banque Nationale de Belgique	4	2,911
Barco NV	1,699	41,850
Bekaert SA	832	32,215
Biocartis Group NV (a)(b)	1,690	952
bpost SA (c)	2,572	13,187
Care Property Invest NV REIT (c)	622	10,462
Cie d'Entreprises CFE (a)	174	1,772
Cie du Bois Sauvage SA	13	4,551
Cofinimmo SA REIT	827	73,875
Deceuninck NV	1,872	4,895
Deme Group NV (a)	166	21,968
D'ieteren Group	572	109,396
Econocom Group SA	2,355	7,163
Elia Group SA	911	129,117
Etablissements Franz Colruyt NV (c)	1,285	29,211
Euronav NV (a)	3,537	59,228
EVS Broadcast Equipment SA	299	7,100
Exmar NV	866	7,320
Fagron	1,870	26,484
Financiere de Tubize SA	568	42,919
Fluxys Belgium SA	159	4,751
Galapagos NV (a)	1,022	45,102
Gimv NV	500	23,479
Greenyard NV (a)	458	3,275
Groupe Bruxelles Lambert NV	2,586	205,834
Home Invest Belgium SA REIT	188	4,373
Hyloris Pharmaceuticals SA (a)	261	3,231
Immobel SA	101	4,851
Intervest Offices & Warehouses NV REIT	591	12,135
Ion Beam Applications	581	9,648
KBC Ancora	975	43,829
KBC Group NV	6,437	412,743
Kinepolis Group NV (a)(c)	388	16,058
Lotus Bakeries NV	10	67,450
Melexis NV	548	47,373
Mithra Pharmaceuticals SA (a)	628	2,282
Montea NV REIT	405	28,787
Nextensa SA REIT	78	4,320
Nyxoah SA (a)	298	1,635
Ontex Group NV (a)	1,719	11,448
Orange Belgium SA (a)	327	6,017
Proximus SADP	4,121	39,566
Recticel SA (c)	1,056	17,514
Retail Estates NV REIT	267	17,667
Shurgard Self Storage SA	655	29,954
Sipef NV	159	9,995
Sofina SA (c)	400	87,771
Solvay SA (c)	1,879	189,426
Telenet Group Holding NV	1,139	18,538
Tessenderlo Group SA (a)	546	19,434
TINC Comm	586	7,818

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
UCB SA	3,213	$252,243
Umicore SA	5,018	183,799
Unifiedpost Group SA (a)	655	2,513
Van de Velde NV	149	4,802
VGP NV (c)	333	27,650
Warehouses De Pauw CVA REIT	4,099	116,803
Wereldhave Belgium Comm VA REIT	69	3,608
X-Fab Silicon Foundries SE (a)(b)	1,266	8,938
Xior Student Housing NV REIT (c)	631	19,462
		4,493,313
BERMUDA — 0.0% (d)
Conduit Holdings, Ltd.	4,198	21,613
BRAZIL — 0.1%
Yara International ASA	4,191	183,194
CANADA — 0.0% (d)
International Petroleum Corp. (a)	2,714	30,449
CHILE — 0.1%
Antofagasta PLC	9,940	184,793
CHINA — 0.5%
Prosus NV	21,782	1,498,258
TI Fluid Systems PLC (b)	7,310	11,748
		1,510,006
COLOMBIA — 0.0% (d)
Millicom International Cellular SA SDR (a)	4,369	55,412
CYPRUS — 0.0% (d)
ASBISc Enterprises PLC	992	5,360
DENMARK — 4.4%
ALK-Abello A/S (a)	3,472	47,861
Alm Brand A/S	20,606	33,270
Ambu A/S Class B (a)	4,347	55,524
AP Moller - Maersk A/S Class A	78	172,056
AP Moller - Maersk A/S Class B	120	269,007
Asetek A/S (a)	392	476
Atlantic Sapphire ASA (a)	3,878	2,925
Bang & Olufsen A/S (a)	2,333	2,749
Bavarian Nordic A/S (a)	1,777	54,423
Better Collective A/S (a)	865	10,560
Carlsberg AS Class B	2,594	343,690
cBrain A/S	226	5,112
Cementir Holding NV	1,201	7,870
Chemometec A/S (a)	446	44,198
Chr. Hansen Holding A/S	2,665	191,121
Coloplast A/S Class B	3,116	363,124
D/S Norden A/S	708	42,473
Danske Bank A/S	17,657	347,927
Demant A/S (a)	2,470	68,256
Dfds A/S	897	33,007
DSV A/S	4,555	716,800
FLSmidth & Co. A/S	1,377	49,741
Security Description	Shares	Value
Genmab A/S (a)	1,698	$716,694
GN Store Nord A/S	3,238	74,237
H Lundbeck A/S	6,476	24,211
H&H International A/S Class B (a)	429	6,317
ISS A/S (a)	3,960	83,714
Jeudan A/S	233	8,025
Jyske Bank A/S (a)	1,189	77,010
Matas A/S	951	9,513
Napatech A/S (a)	823	1,151
Netcompany Group A/S (a)(b)	1,145	48,345
Nilfisk Holding A/S (a)	271	5,702
NKT A/S (a)	1,070	60,104
Novo Nordisk A/S Class B	42,429	5,711,719
Novozymes A/S Class B	5,393	272,365
NTG Nordic Transport Group A/S Class A (a)	340	11,638
Orsted A/S (b)	4,894	443,405
Pandora A/S	2,474	173,305
Per Aarsleff Holding A/S	493	18,537
Ringkjoebing Landbobank A/S	738	100,407
ROCKWOOL A/S Class B	226	52,966
ROCKWOOL International A/S Class A	152	35,427
Royal Unibrew A/S	1,070	76,060
Scandinavian Tobacco Group A/S Class A (b)	1,386	24,287
Schouw & Co. A/S	331	24,892
SimCorp A/S	1,044	71,649
Solar A/S Class B	138	12,279
SP Group A/S	227	8,356
Spar Nord Bank A/S	2,251	34,373
Sparekassen Sjaelland-Fyn A/S	460	12,774
Sydbank A/S	1,479	62,108
Topdanmark A/S	1,184	62,090
Trifork Holding AG (c)	340	7,027
Tryg A/S	9,294	220,551
Vestas Wind Systems A/S	26,106	757,195
Zealand Pharma A/S (a)	1,118	32,315
		12,202,918
EGYPT — 0.0% (d)
Centamin PLC	30,277	41,119
Energean PLC	3,629	57,142
		98,261
FAEROE ISLANDS — 0.0% (d)
Bakkafrost P/F	1,290	80,666
FINLAND — 2.3%
Afarak Group Oyj (a)	4,029	1,518
Aktia Bank Oyj	1,669	18,204
Alandsbanken Abp Class A	65	2,608
Alandsbanken Abp Class B	177	6,838
Alma Media Oyj	879	8,818
Anora Group Oyj (c)	1,143	8,978
Aspo Oyj	674	5,898
Atria Oyj	239	2,365

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bittium Oyj (c)	939	$3,984
CapMan Oyj Class B	4,024	11,617
Cargotec Oyj Class B	1,040	45,863
Caverion Oyj	2,276	16,833
Citycon Oyj (a)(c)	1,987	13,265
Digia Oyj	376	2,291
Elisa Oyj	3,878	204,705
Enento Group Oyj (a)(b)	554	12,653
eQ Oyj	477	12,956
Evli Oyj Class B (a)	129	2,086
Fellow Bank PLC	153	2,474
Finnair Oyj (a)	16,279	6,744
Fiskars Oyj Abp	1,301	21,355
Fortum Oyj	11,334	187,975
F-Secure Oyj (a)	2,954	8,922
Gofore Oyj	214	5,070
Harvia Oyj	429	8,095
HKScan Oyj Class A (c)	1,447	1,342
Huhtamaki Oyj	2,510	85,721
Incap Oyj	456	8,322
Kamux Corp.	704	3,253
Kemira Oyj	2,750	42,058
Kesko Oyj Class A	2,323	50,452
Kesko Oyj Class B	7,080	155,807
Kojamo Oyj	4,908	72,285
Kone Oyj Class B	10,405	536,359
Konecranes Oyj	1,707	52,395
Lassila & Tikanoja Oyj	958	10,879
Marimekko Oyj	1,052	9,835
Metsa Board Oyj Class B	4,543	42,497
Metso Outotec Oyj	16,522	169,489
Musti Group Oyj	868	14,461
Neste Oyj	11,098	509,543
Nokia Oyj	139,251	643,060
Nokian Renkaat Oyj	3,240	33,127
Nordea Bank Abp (e)	77,761	833,471
Nordea Bank Abp (e)	18,598	199,083
Olvi Oyj Class A	418	14,789
Oma SAA stopankki Oyj	229	4,551
Optomed Oy (a)	311	1,243
Oriola Oyj Class B	2,954	5,486
Orion Oyj Class A	743	40,521
Orion Oyj Class B	2,740	149,839
Orthex Oyj (a)	239	1,192
Outokumpu Oyj (c)	9,618	48,563
Pihlajalinna Oyj	469	4,265
Ponsse Oyj	270	7,290
Puuilo Oyj	1,181	7,367
QT Group Oyj (a)(c)	487	23,129
Raisio Oyj Class V	3,291	8,746
Rapala VMC Oyj	554	2,956
Remedy Entertainment Oyj (c)	256	5,970
Revenio Group Oyj	593	24,429
Rovio Entertainment Oyj (b)	1,277	8,279
Sampo Oyj Class A	12,901	672,182
Sanoma Oyj	2,151	22,543
Security Description	Shares	Value
Scanfil Oyj	584	$4,101
Sitowise Group PLC	752	4,125
Stockmann Oyj Abp Class B (a)	3,245	6,829
Stora Enso Oyj Class A	705	10,459
Stora Enso Oyj Class R	15,906	223,230
Suominen Oyj	783	2,503
Taaleri Oyj	429	5,119
Talenom Oyj	715	6,944
Tecnotree Oyj (a)	4,088	2,722
Terveystalo Oyj (b)	2,516	16,782
TietoEVRY Oyj	2,519	71,296
Tokmanni Group Corp.	1,277	15,387
UPM-Kymmene Oyj	13,797	514,339
Uponor Oyj	1,448	25,669
Vaisala Oyj Class A	710	29,893
Valmet Oyj	4,205	112,913
Verkkokauppa.com Oyj	632	1,912
Viking Line Abp (a)	254	3,402
Wartsila OYJ Abp	12,547	105,359
WithSecure Oyj (a)	2,588	3,792
YIT Oyj (c)	4,505	11,828
		6,327,498
FRANCE — 15.5%
AB Science SA (a)	546	4,131
Accor SA (a)	4,750	118,371
Adevinta ASA (a)	5,483	36,512
Aeroports de Paris (a)	726	97,008
Air France-KLM (a)	34,964	45,935
Air Liquide SA	13,480	1,904,776
Airbus SE	15,092	1,788,191
ALD SA (b)(c)	2,849	32,717
Alstom SA	8,058	196,250
Altarea SCA REIT	138	18,587
Alten SA	750	93,491
Amundi SA (b)	1,639	92,709
Antin Infrastructure Partners SA	748	16,206
ARGAN SA REIT	252	20,386
Arkema SA	1,510	135,177
Atos SE (a)(c)	2,831	27,229
Aubay	239	12,435
AXA SA	51,423	1,429,929
Believe SA (a)	536	5,546
Beneteau SA	906	13,672
BioMerieux	1,282	133,975
BNP Paribas SA	29,403	1,671,003
Bollore SE	20,442	113,883
Bonduelle SCA	338	4,827
Bouygues SA (c)	7,351	219,984
Bureau Veritas SA	7,550	198,301
Caisse Regionale de Credit Agricole Mutuel Brie Picardie	398	7,423
Caisse Regionale de Credit Agricole Mutuel Nord de France	400	7,052
Capgemini SE	4,444	739,648
Carmila SA REIT (a)	1,422	20,245

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Carrefour SA	15,016	$250,644
Casino Guichard Perrachon SA (a)(c)	1,019	10,614
CGG SA (a)	18,594	11,998
Chargeurs SA	432	6,492
Christian Dior SE	115	83,582
Cie de L'Odet SE	12	17,802
Cie de Saint-Gobain	13,431	654,357
Cie des Alpes (a)	835	12,815
Cie Generale des Etablissements Michelin SCA	18,481	512,524
Cie Plastic Omnium SA	1,615	23,407
Coface SA	2,837	36,757
Covivio REIT	1,205	71,311
Credit Agricole SA	33,973	356,449
Danone SA	16,499	866,869
Dassault Aviation SA	586	98,940
Dassault Systemes SE	18,554	663,260
DBV Technologies SA (a)	2,002	6,722
Derichebourg SA	2,317	13,650
Edenred	6,433	349,323
Eiffage SA	2,553	250,453
Electricite de France SA	16,282	208,523
Elior Group SA (a)(b)	2,646	9,319
Elis SA (c)	4,851	71,549
Engie SA	47,626	680,496
Equasens	133	10,603
Eramet SA	269	24,072
EssilorLuxottica SA	7,856	1,418,626
Eurazeo SE	1,342	83,214
Euroapi SA (a)	1,399	20,679
Eutelsat Communications SA (c)	4,866	36,145
Exclusive Networks SA	652	12,581
Faurecia SE (a)(e)	3,765	56,777
Faurecia SE (a)(c)(e)	489	7,387
Fnac Darty SA	326	11,982
Gaztransport Et Technigaz SA	813	86,594
Gecina SA REIT	1,206	122,468
Getlink SE	8,370	133,770
Hermes International	911	1,404,922
ICADE REIT	799	34,314
ID Logistics Group (a)	65	18,591
Imerys SA	876	33,975
Interparfums SA	457	27,118
Ipsen SA	947	101,574
IPSOS	1,040	64,931
JCDecaux SE (a)	1,630	30,826
Kaufman & Broad SA	346	10,136
Kering SA	1,880	954,057
Klepierre SA REIT (a)	5,249	120,611
Korian SA	1,880	20,305
La Francaise des Jeux SAEM (b)	2,890	115,910
Lagardere SA	817	17,474
Lectra (c)	799	30,016
Legrand SA	6,907	551,535
LISI	460	9,554
Security Description	Shares	Value
L'Oreal SA	6,276	$2,234,472
LVMH Moet Hennessy Louis Vuitton SE	6,751	4,898,681
Maisons du Monde SA (b)	550	6,897
Manitou BF SA	267	7,067
McPhy Energy SA (a)	555	7,232
Mercialys SA REIT	2,248	23,440
Mersen SA	421	16,962
Metropole Television SA	1,746	28,603
Neoen SA (b)	1,440	57,800
Neurones	222	9,299
Nexans SA	733	66,065
Nexity SA	1,073	29,843
Orange SA	52,991	524,883
Orpea SA (a)(c)	1,306	8,603
OVH Groupe SAS (a)	808	13,780
Pernod Ricard SA	5,186	1,017,011
PEUGEOT INVEST	132	12,538
Publicis Groupe SA	6,134	388,994
Quadient SA	885	13,006
Remy Cointreau SA	583	98,060
Renault SA (a)	5,333	178,006
Rexel SA (a)	6,341	124,791
Robertet SA	20	17,866
Rothschild & Co.	813	32,408
Rubis SCA	2,487	65,295
Safran SA	9,805	1,223,495
Sanofi	29,720	2,849,604
Sartorius Stedim Biotech	632	204,037
SCOR SE	3,922	89,952
SEB SA (c)	778	64,973
SES-imagotag SA (a)	132	17,187
Societe BIC SA	637	43,476
Societe Generale SA	20,594	516,065
Societe LDC SA	83	9,523
Societe pour l'Informatique Industrielle	235	11,374
Sodexo SA	2,171	207,325
SOITEC (a)	647	105,544
Solutions 30 SE (a)	1,921	3,498
Somfy SA	213	32,507
Sopra Steria Group SACA	400	60,278
SPIE SA	3,771	98,039
Stef SA	145	14,020
Sword Group	188	7,905
Technicolor SA (a)	5,776	1,266
Technip Energies NV	3,604	56,426
Teleperformance	1,528	363,170
Television Francaise 1 (c)	2,678	20,450
Thales SA	2,734	348,101
Thermador Groupe	173	15,915
Tikehau Capital SCA (c)	1,468	37,993
TotalEnergies SE	67,738	4,240,005
Trigano SA	220	29,960
Ubisoft Entertainment SA (a)	2,677	75,454

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Unibail-Rodamco-Westfield REIT (a)(e)	2,603	$135,097
Valeo	5,225	93,125
Vallourec SA (a)	4,257	55,746
Valneva SE (a)	2,164	14,374
Veolia Environnement SA	17,048	436,667
Verallia SA (b)	2,012	68,027
Vetoquinol SA	90	8,414
Vicat SA	471	11,788
Vilmorin & Cie SA	138	6,723
Vinci SA	14,596	1,453,232
Virbac SA	101	24,577
Vivendi SE	17,904	170,329
Voltalia SA (a)	1,050	19,118
Waga Energy SA (a)	231	7,026
Wavestone	228	10,500
Wendel SE	702	65,331
Worldline SA (a)(b)	6,458	251,776
		43,505,196
GABON — 0.0% (d)
BW Energy, Ltd. (a)	2,971	7,582
GEORGIA — 0.0% (d)
Bank of Georgia Group PLC	965	30,239
TBC Bank Group PLC	1,101	30,064
		60,303
GERMANY — 11.5%
1&1 AG	1,442	17,852
7C Solarparken AG	1,842	8,394
Aareal Bank AG (a)	240	8,196
About You Holding SE (a)	939	5,893
Adesso SE	72	10,128
adidas AG	4,353	592,146
ADLER Group SA (a)(b)	2,263	3,248
ADVA Optical Networking SE (a)	491	11,560
AIXTRON SE	2,966	85,373
Allianz SE	10,429	2,236,086
Amadeus Fire AG	138	17,026
Aroundtown SA	25,054	58,371
Atoss Software AG	90	13,371
Aurubis AG	819	66,745
Auto1 Group SE (a)(b)	2,716	22,609
BASF SE	23,740	1,175,360
Basler AG	350	11,038
Bayer AG	25,385	1,309,227
Bayerische Motoren Werke AG	8,251	734,234
Bayerische Motoren Werke AG Preference Shares	1,542	130,915
BayWa AG	324	14,938
Bechtle AG	2,099	74,060
Beiersdorf AG	2,527	289,112
Bike24 Holding AG (a)	647	2,652
Bilfinger SE	581	16,792
Biotest AG Preference Shares	256	9,289
Borussia Dortmund GmbH & Co. KGaA (a)	1,871	7,396
Security Description	Shares	Value
Brenntag SE	4,013	$255,773
CANCOM SE	898	26,222
Carl Zeiss Meditec AG	943	118,657
CECONOMY AG	4,414	8,748
Cewe Stiftung & Co. KGaA	138	13,064
Commerzbank AG (a)	27,190	256,408
CompuGroup Medical SE & Co. KgaA	674	25,881
Continental AG	2,803	167,464
Covestro AG (b)	5,020	195,820
CropEnergies AG	548	7,615
CTS Eventim AG & Co. KGaA (a)	1,476	93,886
Daimler Truck Holding AG (a)	11,091	342,618
Dermapharm Holding SE	493	19,741
Deutsche Bank AG	53,433	603,795
Deutsche Beteiligungs AG	311	9,260
Deutsche Boerse AG	4,904	844,734
Deutsche EuroShop AG	313	7,389
Deutsche Lufthansa AG (a)	15,447	128,012
Deutsche Pfandbriefbank AG (b)	3,534	27,420
Deutsche Post AG	25,411	954,077
Deutsche Telekom AG	89,621	1,782,687
Deutsche Wohnen SE	1,343	28,502
Deutz AG	3,164	13,662
DIC Asset AG	897	7,295
DMG Mori AG	234	10,464
Draegerwerk AG & Co. KGaA Preference Shares	216	9,624
Duerr AG	1,289	43,362
DWS Group GmbH & Co. KGaA (b)	811	26,278
E.ON SE	54,704	544,945
Eckert & Ziegler Strahlen- und Medizintechnik AG	378	18,719
Elmos Semiconductor SE	190	10,869
ElringKlinger AG	723	5,367
EnBW Energie Baden-Wuerttemberg AG	478	43,362
Encavis AG	3,166	62,459
Energiekontor AG	187	15,367
Evonik Industries AG	5,320	101,831
Evotec SE (a)	3,801	61,904
Fielmann AG	632	24,970
Flatex DEGIRO AG (a)	2,203	14,873
Fraport AG Frankfurt Airport Services Worldwide (a)	971	39,431
Freenet AG	3,038	66,208
Fresenius Medical Care AG & Co. KGaA	5,158	168,284
Fresenius SE & Co. KGaA	10,646	298,251
FUCHS PETROLUB SE Preference Shares	1,831	63,978
FUCHS PETROLUB SE	834	24,744
GEA Group AG	3,978	162,179
Gerresheimer AG	697	46,715
GFT Technologies SE	400	14,493

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Grand City Properties SA	2,031	$19,920
GRENKE AG	733	15,317
Hamborner REIT AG	1,877	13,482
Hamburger Hafen und Logistik AG	557	7,074
Hannover Rueck SE	1,550	306,861
Hapag-Lloyd AG (b)	162	30,706
HeidelbergCement AG	3,723	211,701
Heidelberger Druckmaschinen AG (a)	6,200	9,767
Hella GmbH & Co. KGaA	546	44,316
HelloFresh SE (a)	4,423	96,911
Henkel AG & Co. KGaA Preference Shares	4,257	295,404
Henkel AG & Co. KGaA	2,569	165,191
Hensoldt AG	1,305	30,780
HOCHTIEF AG	664	37,332
Hornbach Holding AG & Co. KGaA	214	17,643
HUGO BOSS AG	1,546	89,362
Hypoport SE (a)	104	10,811
Indus Holding AG	481	11,268
Infineon Technologies AG	33,684	1,022,037
Instone Real Estate Group SE (b)	1,271	10,947
Jenoptik AG	1,345	36,690
JOST Werke AG (b)	326	18,301
Jungheinrich AG Preference Shares	1,261	35,771
K+S AG	4,853	95,171
KION Group AG	1,801	51,455
Kloeckner & Co. SE	1,946	19,180
Knorr-Bremse AG	1,690	92,058
Koenig & Bauer AG (a)	333	5,786
Krones AG	333	37,316
KWS Saat SE & Co. KGaA	257	17,582
LANXESS AG	2,089	84,052
LEG Immobilien SE	1,910	124,060
Leoni AG (a)	660	3,878
LPKF Laser & Electronics SE (a)	584	6,027
Medios AG (a)	431	8,050
Mercedes-Benz Group AG	20,322	1,331,683
Merck KGaA	3,331	643,101
METRO AG (a)	3,072	29,917
Mister Spex SE (a)	505	2,169
MLP SE	1,205	6,610
Montana Aerospace AG (a)(b)	749	11,609
MorphoSys AG (a)	834	11,758
MTU Aero Engines AG	1,376	296,938
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	3,616	1,173,189
Nagarro SE (a)	217	25,614
Nemetschek SE	1,424	72,478
New Work SE	73	11,889
Nexus AG	375	22,332
Nordex SE (a)	3,789	53,378
Security Description	Shares	Value
Norma Group SE	834	$15,131
PATRIZIA SE	1,181	13,058
Pfeiffer Vacuum Technology AG	94	17,215
PNE AG	1,077	24,540
Porsche Automobil Holding SE Preference Shares	3,971	217,158
ProSiebenSat.1 Media SE	4,575	40,770
Puma SE	2,588	156,608
PVA TePla AG (a)	460	9,112
Rational AG	141	83,518
Rheinmetall AG	1,124	223,183
RWE AG	17,439	774,063
SAF-Holland SE	1,104	10,386
Salzgitter AG	574	17,471
SAP SE	26,465	2,722,512
Sartorius AG Preference Shares (e)	636	250,738
Sartorius AG (e)	38	13,566
Schaeffler AG Preference Shares	4,353	29,570
Scout24 SE (b)	2,068	103,578
Secunet Security Networks AG	28	5,869
SFC Energy AG (a)	472	12,644
SGL Carbon SE (a)	1,364	10,088
Siemens AG	19,109	2,643,887
Siemens Energy AG (a)	12,160	228,084
Siemens Healthineers AG (b)	7,162	357,187
Siltronic AG	456	33,166
Sixt SE	329	30,179
Sixt SE Preference Shares	427	24,837
SMA Solar Technology AG (a)	490	34,959
Software AG	1,287	33,267
Softwareone Holding AG (a)	3,035	43,006
Stabilus SE	647	43,433
STO SE & Co. KGaA Preference Shares	67	10,754
STRATEC SE	164	14,195
Stroeer SE & Co. KGaA	870	40,446
Suedzucker AG	1,505	26,246
SUSE SA (a)	957	17,200
Symrise AG	3,410	369,937
Synlab AG	1,513	18,295
TAG Immobilien AG	5,003	32,277
Takkt AG	782	11,300
Talanx AG	1,386	65,559
TeamViewer AG (a)(b)	3,762	48,361
Telefonica Deutschland Holding AG	22,630	55,622
Thyssenkrupp AG	12,641	76,845
TRATON SE	1,303	19,650
TUI AG (a)(c)(e)	11,258	18,263
TUI AG (a)(e)	23,132	37,314
United Internet AG	2,420	48,788
Vantage Towers AG	2,335	79,994
Varta AG	472	11,354
VERBIO Vereinigte BioEnergie AG	536	34,666

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Vitesco Technologies Group AG Class A (a)	538	$31,149
Volkswagen AG	730	115,033
Volkswagen AG Preference Shares	5,329	662,124
Vonovia SE	18,565	436,293
Vossloh AG	213	8,888
Wacker Chemie AG	460	58,618
Wacker Neuson SE	793	13,829
Washtec AG	305	11,230
Westwing Group SE (a)	351	3,596
Wuestenrot & Wuerttembergische AG	537	8,849
Zalando SE (a)(b)	6,134	216,751
		32,350,499
GHANA — 0.0% (d)
Tullow Oil PLC (a)(c)	30,164	13,396
GREECE — 0.0% (d)
Okeanis Eco Tankers Corp. (a)(b)	297	5,131
HONG KONG — 0.4%
Cadeler A/S (a)	2,519	9,819
Prudential PLC	70,930	962,003
		971,822
IRELAND — 1.1%
AIB Group PLC	29,643	114,397
Bank of Ireland Group PLC	27,619	262,340
C&C Group PLC (a)	10,224	21,559
Cairn Homes PLC	17,789	16,479
COSMO Pharmaceuticals NV (c)	226	14,949
CRH PLC (c)	19,977	789,070
Dalata Hotel Group PLC (a)	4,915	17,153
Flutter Entertainment PLC (a)	4,536	618,685
Glanbia PLC	5,042	64,142
Glenveagh Properties PLC (a)(b)	15,867	14,326
Greencore Group PLC (a)	14,348	11,072
Kerry Group PLC Class A (c)	4,047	363,846
Kingspan Group PLC	4,022	217,114
Ryanair Holdings PLC ADR (a)	2,804	209,627
Smurfit Kappa Group PLC	6,762	249,411
		2,984,170
ISRAEL — 0.0% (d)
Plus500, Ltd.	2,406	52,211
ITALY — 3.4%
A2A SpA	41,016	54,499
ACEA SpA	1,141	15,733
AMCO - Asset Management Co. SpA Class B (c)(f)	88	—
Amplifon SpA	3,370	100,058
Anima Holding SpA (b)	6,521	26,043
Antares Vision SpA (a)	873	7,482
Aquafil SpA	467	3,060
Ariston Holding NV	2,259	23,193
Arnoldo Mondadori Editore SpA	4,024	7,765
Security Description	Shares	Value
Ascopiave SpA	1,717	$4,389
Assicurazioni Generali SpA	29,086	515,763
Autogrill SpA (a)	4,772	32,910
Avio SpA	431	4,402
Azimut Holding SpA	2,838	63,394
Banca Generali SpA	1,539	52,658
Banca IFIS SpA	708	10,057
Banca Mediolanum SpA	5,733	47,712
Banca Monte dei Paschi di Siena SpA (a)	12,514	25,704
Banca Popolare di Sondrio SPA	10,263	41,403
Banco BPM SpA	39,270	139,731
Banco di Desio e della Brianza SpA	1,132	3,685
BasicNet SpA	655	3,712
BF SpA	1,503	6,176
BFF Bank SpA (b)	4,342	34,338
Biesse SpA	320	4,330
BPER Banca	25,079	51,350
Brembo SpA	4,082	45,526
Brunello Cucinelli SpA	876	64,602
Buzzi Unicem SpA	2,391	45,932
Carel Industries SpA (b)	1,056	26,485
Cembre SpA	133	4,358
CIR SpA-Compagnie Industriali (a)	23,455	10,877
Coca-Cola HBC AG	3,547	84,182
Credito Emiliano SpA	1,946	13,770
Danieli & C Officine Meccaniche SpA (e)	960	14,672
Danieli & C Officine Meccaniche SpA (e)	321	7,126
Datalogic SpA	586	5,207
Davide Campari-Milano NV	13,554	137,191
De' Longhi SpA	1,872	41,916
DiaSorin SpA	662	92,130
Digital Bros SpA (c)	90	2,154
doValue SpA (b)	1,583	12,097
El.En. SpA	1,031	15,680
Enav SpA (b)	6,619	27,974
Enel SpA	200,375	1,075,666
Eni SpA	64,328	912,137
ERG SpA	1,463	45,218
Esprinet SpA	790	5,678
Eurotech SpA (a)(c)	621	1,898
Ferrari NV	3,082	658,510
Fila SpA	673	4,999
Fincantieri SpA (a)(c)	12,789	7,241
Fine Foods & Pharmaceuticals NTM	264	2,350
FinecoBank Banca Fineco SpA	15,722	260,415
Garofalo Health Care SpA (a)	737	2,895
Gruppo MutuiOnline SpA	648	18,202
GVS SpA (a)(b)(c)	1,615	6,981
Hera SpA	20,402	54,849
Immobiliare Grande Distribuzione SIIQ SpA REIT	1,214	4,036

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Industrie De Nora SpA (a)(c)	1,128	$17,263
Infrastrutture Wireless Italiane SpA (b)	9,035	90,775
Intercos SpA (a)	977	13,242
Interpump Group SpA	2,111	94,985
Intesa Sanpaolo SpA ADR	435,312	965,411
Iren SpA	15,578	24,406
Italgas SpA	12,817	70,994
Italmobiliare SpA	410	11,180
Iveco Group NV (a)	5,025	29,807
IVS Group SA	906	3,549
Juventus Football Club SpA (a)(c)	13,149	4,437
Leonardo SpA	10,238	88,068
LU-VE SpA	179	5,378
Maire Tecnimont SpA	4,203	13,914
MARR SpA	870	10,585
Mediobanca Banca di Credito Finanziario SpA	14,442	138,472
MFE-MediaForEurope NV Class A	5,106	1,969
MFE-MediaForEurope NV Class B (c)	9,942	5,958
Moncler SpA	5,577	294,627
NET Insurance SpA	419	4,150
Nexi SpA (a)(b)	17,222	135,388
OVS SpA (b)	5,294	11,899
Pharmanutra SpA	78	5,186
Philogen SpA (a)(b)	252	3,781
Piaggio & C SpA	4,680	14,005
Pirelli & C SpA (b)	10,378	44,348
Poste Italiane SpA (b)(c)	11,944	116,331
Prysmian SpA	6,920	255,977
RAI Way SpA (b)	2,489	14,371
Recordati Industria Chimica e Farmaceutica SpA	2,583	106,822
Reply SpA	579	66,119
Risanamento SpA (a)	36,083	4,305
Sabaf SpA	179	3,187
SAES Getters SpA	136	3,425
Safilo Group SpA (a)	6,027	9,790
Saipem SpA (a)(c)	31,244	37,597
Salcef Group SpA	468	8,701
Salvatore Ferragamo SpA (c)	1,287	22,650
Sanlorenzo SpA/Ameglia	326	12,856
Saras SpA (a)	14,932	18,311
Seco SpA (a)	871	4,973
Seri Industrial SpA (a)	396	2,215
Sesa SpA	179	22,160
Snam SpA	53,421	258,100
SOL SpA	957	18,078
Spaxs SpA (a)	1,553	11,436
Tamburi Investment Partners SpA	2,841	22,164
Technogym SpA (b)	3,493	26,654
Telecom Italia SpA (a)(c)(e)	263,355	60,794
Telecom Italia SpA (a)(e)	157,817	35,084
Security Description	Shares	Value
Terna - Rete Elettrica Nazionale	36,607	$269,575
Tinexta SpA	509	12,386
Tod's SpA (a)	219	7,077
UniCredit SpA	52,310	740,947
Unieuro SpA (b)	466	6,112
Unipol Gruppo SpA	10,103	49,146
UnipolSai Assicurazioni SpA (c)	10,322	25,359
Webuild SpA (c)	12,162	17,847
Wiit SpA (c)	266	5,110
Zignago Vetro SpA	949	14,281
		9,386,218
JERSEY — 0.0% (d)
JTC PLC (b)	3,680	33,112
JORDAN — 0.0% (d)
Hikma Pharmaceuticals PLC	4,093	76,412
LIECHTENSTEIN — 0.0% (d)
Liechtensteinische Landesbank AG	294	17,732
LUXEMBOURG — 0.3%
APERAM SA	1,138	35,817
ArcelorMittal SA	12,270	321,813
Brederode SA (a)	322	37,321
Eurofins Scientific SE	3,368	241,047
Global Fashion Group SA (a)	2,103	2,565
Majorel Group Luxembourg SA	559	12,230
RTL Group SA	943	39,693
SES SA	9,845	63,988
		754,474
MALTA — 0.0% (d)
Catena Media PLC (a)(c)	1,209	2,211
Gaming Innovation Group, Inc. (a)	2,242	5,954
Kindred Group PLC SDR	6,028	62,828
UIE PLC	375	9,607
		80,600
MEXICO — 0.0% (d)
Fresnillo PLC	4,834	52,438
MONACO — 0.0% (d)
Societe des Bains de Mer et du Cercle des Etrangers a Monaco	162	14,558
NETHERLANDS — 7.4%
Aalberts NV	2,443	94,462
ABN AMRO Bank NV (b)	12,396	170,993
Adyen NV (a)(b)	739	1,016,158
Aegon NV	42,929	217,076
Akzo Nobel NV	4,697	313,605
Alfen Beheer B.V. (a)(b)	553	49,694
AMG Advanced Metallurgical Group NV	861	31,610
Arcadis NV	1,943	76,104
Argenx SE (a)	1,433	532,679
ASM International NV	1,132	284,695

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ASML Holding NV	10,427	$5,606,393
ASR Nederland NV	3,863	182,846
Basic-Fit NV (a)(b)(c)	1,388	36,263
BE Semiconductor Industries NV	2,103	126,945
Corbion NV	1,524	51,787
CTP NV (b)	2,996	35,300
Eurocommercial Properties NV REIT	1,061	25,591
Euronext NV (b)	2,105	155,372
EXOR NV (a)	2,660	193,896
Flow Traders (b)	824	19,031
Fugro NV (a)	2,741	32,764
Heineken Holding NV	2,604	200,235
Heineken NV	6,150	576,808
Hunter Douglas NV (a)	115	21,478
IMCD NV	1,464	208,041
ING Groep NV	97,260	1,182,082
JDE Peet's NV	3,304	95,278
Koninklijke Ahold Delhaize NV	25,695	736,033
Koninklijke BAM Groep NV (a)	6,848	15,859
Koninklijke Boskalis NV	441	15,532
Koninklijke DSM NV	4,516	550,892
Koninklijke KPN NV	85,592	263,996
Koninklijke Philips NV	22,987	343,558
Koninklijke Vopak NV	1,641	48,600
Meltwater NV (a)(c)	3,395	4,690
NN Group NV	6,764	275,472
NSI NV REIT	477	11,836
OCI NV	3,326	118,630
Onward Medical NV (a)	378	2,509
Pharming Group NV (a)	16,402	18,975
PostNL NV (c)	9,274	16,831
Randstad NV (c)	3,245	197,265
SBM Offshore NV	3,727	58,312
Shell PLC (e)	79,963	2,237,322
Shell PLC (e)	102,788	2,904,868
Shop Apotheke Europe NV (a)(b)	331	15,582
TKH Group NV	1,057	41,920
TomTom NV (a)	1,792	12,403
Universal Music Group NV	19,660	472,307
Van Lanschot Kempen NV ADR	824	19,259
Wolters Kluwer NV	6,783	707,700
		20,627,537
NIGERIA — 0.0% (d)
Airtel Africa PLC (b)	32,484	43,686
NORWAY — 1.6%
2020 Bulkers, Ltd. (a)(c)	580	5,452
ABG Sundal Collier Holding ASA	11,300	6,458
ABL Group ASA	1,540	2,384
AF Gruppen ASA	1,446	21,108
Agilyx ASA (a)	1,058	3,673
Akastor ASA (a)	3,680	3,444
Aker ASA Class A	584	42,654
Aker BioMarine ASA (a)	421	1,626
Aker BP ASA	7,956	245,601
Security Description	Shares	Value
Aker Carbon Capture ASA (a)	9,856	$11,566
Aker Horizons ASA (a)	5,806	7,600
Aker Solutions ASA	6,063	23,019
AKVA Group ASA (a)	238	1,377
AMSC ASA (a)	1,288	5,707
ArcticZymes Technologies ASA (a)	1,358	9,877
Arendals Fossekompani A/S	331	8,417
Atea ASA (a)	2,159	24,985
Aurskog Sparebank	85	1,898
Austevoll Seafood ASA	2,358	21,172
AutoStore Holdings, Ltd. (a)(b)(c)	25,126	45,720
Avance Gas Holding, Ltd. (b)	715	4,322
Axactor ASA (a)	4,255	2,540
B2Holding ASA	7,573	6,042
Belships ASA	3,736	5,416
Bergenbio ASA (a)	1,513	1,147
BEWi ASA	1,136	5,293
Bonheur ASA	556	16,199
Borregaard ASA	2,487	38,374
Bouvet ASA	2,353	14,332
BW Offshore, Ltd.	2,426	6,122
Carasent ASA (a)	1,285	2,215
Cloudberry Clean Energy ASA (a)	4,138	5,209
Crayon Group Holding ASA (a)(b)(c)	1,800	18,290
DNB Bank ASA	23,137	456,704
DNO ASA	13,062	15,660
Edda Wind ASA (a)	430	1,207
Elkem ASA (a)(b)	7,960	28,443
Elliptic Laboratories ASA (a)	2,038	4,562
Elmera Group ASA (b)	2,930	4,756
Elopak ASA	2,266	5,751
Entra ASA (b)	1,793	19,257
Equinor ASA	27,060	966,370
Europris ASA (b)	4,363	30,405
Froey ASA	547	2,749
Frontline, Ltd. (c)	3,662	43,716
Gjensidige Forsikring ASA	4,780	93,261
Grieg Seafood ASA	1,584	12,639
Hexagon Composites ASA (a)	2,892	8,044
Hoegh Autoliners ASA	1,066	7,023
Hofseth BioCare ASA (a)	4,731	1,580
IDEX Biometrics ASA (a)(c)	24,045	2,440
Kahoot! ASA (a)(c)	10,232	20,187
Kid ASA (b)	1,034	7,599
Kitron ASA	4,364	12,426
KMC Properties ASA (a)	1,550	1,070
Komplett ASA (a)	636	932
Komplett Bank ASA (a)	3,556	1,733
Kongsberg Gruppen ASA	2,262	95,431
Leroy Seafood Group ASA	7,385	41,344
LINK Mobility Group Holding ASA (a)	5,077	3,876

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Magnora ASA (a)	1,104	$2,376
Medistim ASA	399	9,356
Mowi ASA	11,681	198,260
MPC Container Ships ASA (c)	8,123	13,399
Multiconsult ASA (b)	555	7,831
NEL ASA (a)(c)	39,914	56,137
NORBIT ASA	481	1,406
Nordic Nanovector ASA (a)	1,358	162
Nordic Semiconductor ASA (a)	4,487	74,654
Norsk Hydro ASA	34,941	260,062
Norske Skog ASA (a)(b)	2,068	14,118
Norwegian Air Shuttle ASA (a)	21,736	16,204
Norwegian Energy Co. ASA (a)	710	28,433
NRC Group ASA (a)	1,028	1,505
Nykode Therapeutics ASA (a)	5,165	14,744
Odfjell Drilling, Ltd. (a)	2,487	6,640
Odfjell SE Class A	662	5,981
OKEA ASA	783	2,718
Olav Thon Eiendomsselskap ASA	793	14,128
Orkla ASA	19,479	140,274
Otello Corp. ASA	1,702	1,374
Panoro Energy ASA (a)	3,400	9,685
Pareto Bank ASA	1,073	5,212
Pexip Holding ASA (a)	2,352	3,056
PGS ASA (a)(c)	17,475	12,435
PhotoCure ASA (a)	638	6,917
Polaris Media ASA	308	1,826
poLight ASA (a)(b)	868	1,630
Protector Forsikring ASA	1,829	23,357
Rana Gruber ASA	657	3,401
Saga Pure ASA	5,006	871
Salmar ASA	1,906	74,452
Salmon Evolution ASA (a)	8,151	6,843
Sandnes Sparebank	512	4,875
SATS ASA (a)	1,769	1,587
Schibsted ASA Class A	1,943	36,588
Schibsted ASA Class B	2,571	46,743
Self Storage Group ASA (a)	1,672	4,073
Selvaag Bolig ASA	1,139	3,706
Solstad Offshore ASA (a)	1,278	4,580
SpareBank 1 B.V.	1,465	8,179
SpareBank 1 Helgeland	314	3,825
SpareBank 1 Nord Norge	2,640	25,727
SpareBank 1 Oestlandet	1,141	14,038
Sparebank 1 Ostfold Akershus	102	3,272
SpareBank 1 Ringerike Hadeland	105	3,453
SpareBank 1 SMN	3,391	43,855
SpareBank 1 SR-Bank ASA	4,808	58,910
Sparebanken More	1,072	9,186
Sparebanken Ost	386	1,842
Sparebanken Sor	151	1,985
Sparebanken Vest	2,414	22,643
Stolt-Nielsen, Ltd.	632	17,290
Storebrand ASA	12,250	106,197
Security Description	Shares	Value
StrongPoint ASA	1,556	$3,475
Telenor ASA	16,606	154,412
TGS ASA	3,318	44,460
Tomra Systems ASA	5,983	100,577
Totens Sparebank	78	1,742
Treasure ASA	985	1,755
Ultimovacs ASA (a)	424	4,735
Var Energi ASA	10,380	35,410
Veidekke ASA	2,849	27,995
Volue ASA (a)(c)	993	2,838
VOW ASA (a)	1,618	2,919
Wallenius Wilhelmsen ASA	2,689	26,491
Wilh Wilhelmsen Holding ASA Class A	375	10,430
Wilh Wilhelmsen Holding ASA Class B	250	6,649
XXL ASA (b)	4,359	1,689
Zalaris ASA	376	1,115
		4,377,097
PERU — 0.0% (d)
Hochschild Mining PLC	7,710	6,515
POLAND — 0.6%
11 bit studios SA (a)	59	7,936
AB SA	335	3,769
Ac SA	230	1,615
Agora SA (a)	938	1,039
Alior Bank SA (a)	2,327	18,181
Allegro.eu SA (a)(b)	10,742	61,544
Alumetal SA	254	4,054
Ambra SA	254	1,135
Amica SA	133	2,298
Apator SA	673	2,136
Arctic Paper SA	388	1,734
Asseco Business Solutions SA	483	3,678
Asseco Poland SA	1,459	24,149
Asseco South Eastern Europe SA	673	6,674
Atal SA	168	1,249
Auto Partner SA	1,715	5,247
Bank Handlowy w Warszawie SA	864	14,892
Bank Millennium SA (a)	15,856	16,556
Bank Ochrony Srodowiska SA (a)	894	1,720
Bank Polska Kasa Opieki SA	4,461	87,974
Benefit Systems SA (a)	52	8,820
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (a)	732	1,000
Bioton SA (a)	979	752
BNP PARIBAS BANK POLSKA SA (a)	427	5,452
Boryszew SA	2,001	2,463
Budimex SA	335	21,691
Bumech SA	221	2,849
Captor Therapeutics SA (a)	29	1,058
CCC SA (a)	1,034	10,106
CD Projekt SA	1,769	52,285

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Celon Pharma SA	394	$1,259
Ciech SA	673	6,361
ComArch SA	133	4,973
Comp SA	92	877
Cyfrowy Polsat SA	6,584	26,434
Datawalk SA (a)	73	1,520
Develia SA	10,802	6,046
Dino Polska SA (a)(b)	1,261	107,895
Dom Development SA	219	4,743
Echo Investment SA	4,741	3,675
Enea SA (a)	5,615	7,681
Energa SA (a)	1,838	2,950
Enter Air SA (a)	225	1,277
Erbud SA (a)	106	818
Eurocash SA (a)	2,069	6,415
Fabryki Mebli Forte SA	378	1,741
Famur SA (a)	7,951	5,982
Ferro SA	471	2,148
Firma Oponiarska Debica SA	55	685
Globe Trade Centre SA	4,899	6,902
Grupa Azoty SA (a)	1,230	11,071
Grupa Kety SA	250	26,047
Grupa Pracuj SA	422	3,935
ING Bank Slaski SA	862	32,387
InPost SA (a)	6,145	51,666
Inter Cars SA	234	24,594
Jastrzebska Spolka Weglowa SA (a)	1,379	18,285
KGHM Polska Miedz SA	3,462	100,042
KRUK SA	461	32,581
LiveChat Software SA	351	8,562
LPP SA	26	63,129
Lubelski Wegiel Bogdanka SA	294	3,346
Mabion SA (a)	227	1,087
Mangata Holding SA	64	1,129
mBank SA (a)	335	22,607
MCI Capital SA	395	1,441
Medicalgorithmics SA (a)	73	204
Mennica Polska SA	622	2,283
Mercator Medical SA (a)	64	720
MLP Group SA (a)	159	2,755
Mo-BRUK SA	52	3,533
Neuca SA	56	8,299
NEWAG SA	572	1,761
Oponeo.pl SA	138	1,129
Orange Polska SA	16,948	25,602
PCC Rokita SA	73	1,591
PCF Group SA	213	1,904
PGE Polska Grupa Energetyczna SA (a)	22,511	35,330
PKP Cargo SA (a)	793	2,622
PlayWay SA	13	919
Polenergia SA (a)	396	7,764
Polimex-Mostostal SA (a)	1,762	1,815
Polski Koncern Naftowy ORLEN SA	15,005	219,760
Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	22,232	$153,527
Powszechny Zaklad Ubezpieczen SA	14,452	116,703
Poznanska Korporacja Budowlana Pekabex SA	254	825
R22 SA	96	1,028
Rainbow Tours SA	174	752
Ryvu Therapeutics SA (a)	234	2,627
Sanok Rubber Co. SA (a)	633	1,974
Santander Bank Polska SA	874	51,688
Selvita SA (a)	230	4,347
Shoper SA	157	902
Sniezka SA	135	1,902
Stalexport Autostrady SA	2,513	1,538
Stalprodukt SA	61	3,310
STS Holding SA	1,028	4,055
Tauron Polska Energia SA (a)	27,320	13,198
TEN Square Games SA	132	3,810
Tim SA/Siechnice	298	1,967
Torpol SA	232	980
Toya SA (a)	642	761
Vigo System SA (a)	8	824
VRG SA	4,728	3,589
Warsaw Stock Exchange	717	5,806
Wawel SA (a)	3	295
Wielton SA (a)	632	1,027
Wirtualna Polska Holding SA	471	10,846
XTB SA (b)	868	6,139
Zespol Elektrocieplowni Wroclawskich Kogeneracja SA	166	908
Zespol Elektrowni Patnow Adamow Konin SA (a)	646	3,387
		1,693,053
PORTUGAL — 0.3%
Altri SGPS SA (c)	2,197	11,735
Banco Comercial Portugues SA Class R	192,220	30,034
Corticeira Amorim SGPS SA	980	9,120
CTT-Correios de Portugal SA (c)	3,437	11,298
EDP - Energias de Portugal SA	68,836	342,054
Galp Energia SGPS SA	12,721	171,199
Greenvolt-Energias Renovaveis SA (a)	1,554	12,936
Ibersol SGPS SA	269	1,585
Jeronimo Martins SGPS SA	7,156	154,119
Mota-Engil SGPS SA	1,828	2,283
Navigator Co. SA	5,747	21,185
NOS SGPS SA	4,520	18,254
Pharol SGPS SA (a)	12,369	690
REN - Redes Energeticas Nacionais SGPS SA	9,197	24,735
Semapa-Sociedade de Investimento e Gestao	299	3,944
Sonae SGPS SA	24,756	24,704

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sonaecom SGPS SA	645	$1,728
		841,603
SAUDI ARABIA — 0.1%
Delivery Hero SE (a)(b)	5,055	241,586
SINGAPORE — 0.2%
BW LPG, Ltd. (b)	1,986	15,282
Hafnia, Ltd.	4,091	20,930
STMicroelectronics NV	17,077	601,530
		637,742
SOUTH AFRICA — 0.5%
Anglo American PLC	32,151	1,251,699
Scatec ASA (b)	3,072	24,511
		1,276,210
SPAIN — 3.7%
Acciona SA	632	115,947
Acerinox SA	5,132	50,620
ACS Actividades de Construccion y Servicios SA (c)	5,720	163,422
Aedas Homes SA (b)	400	5,883
Aena SME SA (a)(b)	1,917	239,986
Alantra Partners SA	460	5,916
Almirall SA	1,994	19,238
Amadeus IT Group SA (a)	11,632	602,712
AmRest Holdings SE (a)	1,883	8,397
Applus Services SA	3,761	25,749
Atresmedia Corp. de Medios de Comunicacion SA (c)	2,072	7,059
Banco Bilbao Vizcaya Argentaria SA	156,250	939,513
Banco de Sabadell SA	143,694	135,077
Banco Santander SA	433,465	1,296,479
Bankinter SA (c)	16,298	109,026
Befesa SA (b)	957	46,022
CaixaBank SA	99,250	388,955
Cellnex Telecom SA (b)	14,608	482,055
Cia de Distribucion Integral Logista Holdings SA	1,722	43,372
CIE Automotive SA	1,443	37,053
Construcciones y Auxiliar de Ferrocarriles SA	512	14,480
Corp. ACCIONA Energias Renovables SA	1,426	55,001
Corp. Financiera Alba SA	381	17,546
Ebro Foods SA (c)	1,361	21,294
EDP Renovaveis SA	6,155	135,188
eDreams ODIGEO SA (a)	1,223	5,156
Elecnor SA	1,071	12,116
Enagas SA	6,071	100,591
Ence Energia y Celulosa SA	3,737	11,207
Endesa SA	8,124	152,901
Ercros SA	1,911	6,608
Faes Farma SA	8,364	31,332
Ferrovial SA	13,919	363,503
Fluidra SA (c)	2,515	38,974
Security Description	Shares	Value
Fomento de Construcciones y Contratas SA	1,456	$13,706
Gestamp Automocion SA (b)	3,723	14,360
Global Dominion Access SA (b)	2,410	9,221
Grenergy Renovables SA (a)(c)	376	11,124
Grifols SA (a)(c)	7,956	91,448
Grifols SA Class B, Preference Shares (a)	6,858	57,309
Grupo Catalana Occidente SA	1,197	37,750
Iberdrola SA	150,109	1,751,027
Indra Sistemas SA	3,646	41,441
Industria de Diseno Textil SA	28,685	760,759
Inmobiliaria Colonial Socimi SA REIT	7,843	50,306
Laboratorios Farmaceuticos Rovi SA	616	23,707
Lar Espana Real Estate Socimi SA REIT	1,127	5,082
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	17,483	19,256
Mapfre SA	26,028	50,279
Mediaset Espana Comunicacion SA (a)	3,402	12,032
Melia Hotels International SA (a)(c)	2,508	12,254
Merlin Properties Socimi SA REIT	8,646	80,971
Metrovacesa SA (a)(b)	1,382	9,395
Naturgy Energy Group SA (c)	4,676	121,318
Neinor Homes SA (b)	1,515	13,226
Obrascon Huarte Lain SA (a)(c)	10,178	4,871
Parques Reunidos Servicios Centrales SAU (a)	1,617	23,734
Pharma Mar SA	333	22,852
Prosegur Cash SA (b)	9,367	5,978
Prosegur Cia de Seguridad SA	4,621	8,744
Red Electrica Corp. SA	10,471	181,708
Repsol SA	35,591	564,069
Sacyr SA	11,354	31,506
Solaria Energia y Medio Ambiente SA (a)	2,121	38,753
Soltec Power Holdings SA (a)(c)	782	3,445
Talgo SA (b)(c)	1,940	6,833
Tecnicas Reunidas SA (a)(c)	832	8,098
Telefonica SA (c)	149,488	540,046
Tubacex SA (a)	2,701	5,760
Unicaja Banco SA (b)	38,281	42,122
Vidrala SA	646	55,401
Viscofan SA (c)	1,022	65,662
		10,483,931
SWEDEN — 5.5%
AAK AB	4,580	78,176
AcadeMedia AB (b)	2,168	9,288
AddLife AB Class B	3,037	31,654
AddNode Group AB Class B	3,228	30,485
AddTech AB Class B	6,600	94,191

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
AFRY AB	2,433	$39,906
Alfa Laval AB	7,561	218,496
Alimak Group AB (b)	915	6,551
Alleima AB (a)	5,560	20,501
Alligo AB Class B	635	4,833
Ambea AB (b)	2,043	8,631
AQ Group AB	222	6,594
Arise AB (a)	721	3,481
Arjo AB Class B	5,373	20,080
Assa Abloy AB Class B	25,621	550,066
Atlas Copco AB Class A	66,527	785,976
Atlas Copco AB Class B	40,163	428,246
Atrium Ljungberg AB Class B	1,044	17,124
Attendo AB (a)(b)	3,034	7,052
Avanza Bank Holding AB	3,120	66,954
Axfood AB	2,835	77,789
Bactiguard Holding AB (a)(c)	412	4,365
Balco Group AB	299	1,257
Beijer Alma AB	1,157	18,144
Beijer Ref AB (c)	6,394	90,269
Bergman & Beving AB	640	6,830
Betsson AB Class B (a)	3,211	26,124
BHG Group AB (a)	2,470	4,402
BICO Group AB (a)(c)	1,058	10,743
Bilia AB Class A	1,872	20,535
Billerud AB	6,515	79,472
BioArctic AB (a)(b)	939	24,512
BioGaia AB Class B	2,172	17,421
BioInvent International AB (a)	984	3,027
Biotage AB	1,707	30,390
Boliden AB	7,027	263,862
Bonava AB Class B	2,244	6,336
BoneSupport Holding AB (a)(b)	1,281	9,891
Boozt AB (a)(b)(c)	1,542	17,803
Bravida Holding AB (b)	5,316	56,836
BTS Group AB Class B	383	10,697
Bufab AB	714	16,035
Bure Equity AB	1,399	33,084
Byggfakta Group Nordic Holdco AB (a)	2,272	9,149
Byggmax Group AB	1,461	6,974
Calliditas Therapeutics AB Class B (a)(c)	939	8,332
Camurus AB (a)	943	22,861
Castellum AB (c)	7,283	88,246
Catella AB	1,035	3,616
Catena AB	913	34,051
Cellavision AB	340	7,473
Cibus Nordic Real Estate AB	1,180	16,240
Cint Group AB (a)	4,897	19,683
Clas Ohlson AB Class B	1,077	7,442
Cloetta AB Class B	5,377	10,765
Collector Bank AB (a)	2,746	10,094
Coor Service Management Holding AB (b)	2,511	15,496
Security Description	Shares	Value
Corem Property Group AB Class B	14,038	$11,304
Corem Property Group AB Class D	162	2,652
Ctek AB (a)	823	3,238
CTT Systems AB	224	4,590
Dios Fastigheter AB	2,259	16,358
Dometic Group AB (b)	8,198	52,935
Duni AB (a)	868	7,181
Dustin Group AB (a)(b)	2,030	8,042
Eastnine AB	314	3,640
Elanders AB Class B	392	5,643
Electrolux AB Class B (c)	5,936	80,202
Electrolux Professional AB Class B	5,956	25,048
Elekta AB Class B	9,366	56,450
Enea AB (a)	396	3,272
Engcon AB (a)	1,069	6,828
Eolus Vind AB Class B	634	6,425
Epiroc AB Class A	16,176	294,737
Epiroc AB Class B	10,098	162,477
EQT AB (c)	19,579	414,523
Essity AB Class A	551	14,384
Essity AB Class B	15,582	408,711
Evolution AB (b)	4,980	485,310
Fabege AB	7,165	60,995
Fagerhult AB	2,328	9,038
Fasadgruppen Group AB	1,020	10,357
Fastighets AB Balder Class B (a)	15,899	74,036
Fastighets AB Trianon Class B	1,504	3,010
FastPartner AB Class A	1,273	8,711
Ferronordic AB (a)(c)	178	1,310
Fingerprint Cards AB Class B (a)(c)	8,060	2,268
FM Mattsson Mora Group AB	616	3,583
Fortnox AB	12,248	55,589
G5 Entertainment AB (c)	231	4,665
GARO AB	800	8,338
Getinge AB Class B	5,542	115,047
Granges AB	2,729	22,341
Green Landscaping Group AB (a)(b)	712	4,339
H & M Hennes & Mauritz AB Class B (c)	18,603	200,394
Hansa Biopharma AB (a)	897	4,237
Heba Fastighets AB Class B	4,189	14,594
Hemnet Group AB	1,634	19,697
Hexagon AB Class B	52,170	545,758
Hexatronic Group AB	4,423	60,087
Hexpol AB	6,826	72,784
HMS Networks AB	738	24,053
Hoist Finance AB (a)(b)	2,229	6,307
Holmen AB Class B	2,418	96,052
Hufvudstaden AB Class A	3,075	43,766
Humana AB (a)	870	3,215
Husqvarna AB Class A	656	4,627
Husqvarna AB Class B	10,556	74,078

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Immunovia AB (a)	420	$1,060
Industrivarden AB Class A	4,272	103,935
Industrivarden AB Class C	4,093	99,384
Indutrade AB	6,845	138,680
Instalco AB	5,880	22,364
Intrum AB (c)	1,927	23,340
Investment AB Latour Class B	3,762	71,164
Investment AB Oresund	910	9,397
Investor AB Class A	16,265	302,603
Investor AB Class B	47,002	850,588
INVISIO AB	960	15,165
Inwido AB	1,522	16,170
Irlab Therapeutics AB (a)	1,042	3,830
JM AB	1,265	20,894
John Mattson Fastighetsforetagen AB (a)	400	3,190
Karnov Group AB (a)	3,041	17,044
K-fast Holding AB (a)(c)	1,587	3,585
Kinnevik AB Class A (a)	250	3,460
Kinnevik AB Class B (a)	6,144	84,440
Klarabo Sverige AB Class B (a)	2,556	4,474
KNOW IT AB	544	10,640
L E Lundbergforetagen AB Class B	1,868	79,618
Lagercrantz Group AB Class B	5,221	51,762
Lifco AB Class B	5,824	97,341
Lime Technologies AB	231	5,099
Linc AB (a)	476	2,716
Lindab International AB	2,068	25,286
Loomis AB	1,988	54,568
Maha Energy AB (a)(c)	2,255	1,845
Medcap AB (a)	239	4,966
Medicover AB Class B	1,628	21,827
MEKO AB	1,076	11,628
Midsona AB Class B (a)	1,238	1,129
Mildef Group AB	787	6,103
MIPS AB (c)	663	27,355
Modern Times Group MTG AB Class B (a)	2,283	19,523
Munters Group AB (b)	3,452	34,091
Mycronic AB	1,844	34,652
NCAB GROUP AB	4,185	26,087
NCC AB Class B	2,268	21,168
Nederman Holding AB	500	8,273
Neobo Fastigheter AB (a)(c)	2,886	5,415
Net Insight AB Class B (a)	7,469	4,340
New Wave Group AB Class B	1,157	22,919
Nibe Industrier AB Class B	39,561	368,672
Nivika Fastigheter AB Class B (a)	789	3,143
Nobia AB	2,910	5,949
Nolato AB Class B	5,057	26,524
Nordic Waterproofing Holding AB	636	8,887
Nordisk Bergteknik AB Class B (a)	858	2,046
Nordnet AB publ	4,417	63,990
Security Description	Shares	Value
Norva24 Group AB (a)	3,078	$9,985
Note AB (a)	490	8,418
NP3 Fastigheter AB (c)	700	13,342
Nyfosa AB	4,350	33,649
OEM International AB Class B	2,475	17,174
Oncopeptides AB (a)(b)(c)	2,001	2,333
Orron Energy AB (a)	4,898	10,558
Ovzon AB (a)	1,282	7,087
OX2 AB (a)	2,599	21,938
Pandox AB (a)	2,631	29,392
Peab AB Class B	5,426	30,777
Platzer Fastigheter Holding AB Class B	1,624	12,827
Pricer AB Class B	2,733	4,291
Proact IT Group AB	561	4,469
Probi AB	97	1,899
Q-Linea AB (a)(b)	460	464
Ratos AB Class B	5,539	22,056
Rejlers AB	413	5,430
Resurs Holding AB (b)	3,716	8,898
Rvrc Holding AB	984	3,356
Saab AB Class B	2,166	85,376
Sagax AB Class A	138	3,165
Sagax AB Class B	5,139	116,644
Sagax AB Class D	2,677	6,860
Samhallsbyggnadsbolaget i Norden AB (c)	28,862	48,143
Samhallsbyggnadsbolaget i Norden AB Class D (c)	3,924	7,118
Sandvik AB	28,062	507,403
SAS AB (a)	94,869	4,183
Scandi Standard AB (a)	1,583	7,444
Scandic Hotels Group AB (a)(b)	3,444	10,650
Sdiptech AB Class B (a)	905	19,630
Sectra AB Class B (a)	3,763	53,739
Securitas AB Class B (c)	13,160	109,832
Sivers Semiconductors AB (a)	2,596	1,520
Skandinaviska Enskilda Banken AB Class A	43,995	506,473
Skandinaviska Enskilda Banken AB Class C	400	4,768
Skanska AB Class B	10,415	164,929
SKF AB Class A	374	5,722
SKF AB Class B (c)	8,684	132,642
SkiStar AB (c)	1,101	11,729
SmartCraft ASA (a)	2,080	3,670
SSAB AB Class A	5,177	28,291
SSAB AB Class B	16,066	83,572
Stendorren Fastigheter AB (a)	325	5,983
Stillfront Group AB (a)	11,148	18,745
Storskogen Group AB Class B	38,387	27,440
Svedbergs i Dalstorp AB Class B (a)	643	1,555
Svenska Cellulosa AB SCA Class A	553	7,080
Svenska Cellulosa AB SCA Class B	14,501	183,637

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Svenska Handelsbanken AB Class A	39,578	$399,218
Svenska Handelsbanken AB Class B (c)	915	10,731
Sweco AB Class B	5,391	51,662
Swedbank AB Class A	23,843	405,717
Swedish Logistic Property AB Class B (a)	1,552	3,634
Swedish Orphan Biovitrum AB (a)	5,202	107,690
SynAct Pharma AB (a)	635	4,967
Synsam AB (c)	955	3,622
Systemair AB	2,569	17,703
Tele2 AB Class B	14,080	114,997
Telefonaktiebolaget LM Ericsson Class A	1,583	10,027
Telefonaktiebolaget LM Ericsson Class B	79,557	464,996
Telia Co. AB	63,743	163,097
Tethys Oil AB	722	4,192
Thule Group AB (b)(c)	2,712	56,663
Tobii AB (a)	2,566	4,118
Tobii Dynavox AB (a)	2,570	5,256
Trelleborg AB Class B	6,287	145,296
Troax Group AB	1,020	17,875
Truecaller AB Class B (a)(c)	6,366	20,015
VBG Group AB Class B	471	6,329
Viaplay Group AB Class B (a)	1,800	34,214
Vitec Software Group AB Class B	817	32,791
Vitrolife AB	1,924	34,383
VNV Global AB (a)	2,231	5,563
Volati AB	617	5,164
Volvo AB Class A	4,857	92,343
Volvo AB Class B	41,006	741,764
Volvo Car AB Class B (a)(c)	13,811	62,802
Wallenstam AB Class B	11,766	49,573
Wihlborgs Fastigheter AB	7,227	54,448
XANO Industri AB Class B	496	5,284
Xbrane Biopharma AB (a)(c)	418	3,294
Xvivo Perfusion AB (a)	551	9,677
		15,563,477
SWITZERLAND — 11.2%
ABB, Ltd.	41,119	1,247,081
Accelleron Industries AG (a)	1,946	40,268
Adecco Group AG	4,342	142,950
Alcon, Inc.	12,892	880,368
Allreal Holding AG	392	63,723
ALSO Holding AG (a)	163	29,809
Arbonia AG	1,345	18,782
Aryzta AG (a)	25,080	29,846
Ascom Holding AG	875	7,027
Bachem Holding AG Class B (c)	1,708	147,410
Baloise Holding AG	1,180	182,000
Banque Cantonale Vaudoise	745	71,464
Barry Callebaut AG	92	181,872
Security Description	Shares	Value
Basellandschaftliche Kantonalbank	11	$10,819
Basilea Pharmaceutica AG (a)	335	16,583
Belimo Holding AG	250	118,893
Bell Food Group AG	61	15,692
Berner Kantonalbank AG	108	25,973
BKW AG	512	70,004
Bossard Holding AG Class A	157	33,905
Bucher Industries AG	170	71,072
Burckhardt Compression Holding AG	78	46,453
Burkhalter Holding AG	214	17,718
Bystronic AG	36	24,942
Cembra Money Bank AG	793	65,912
Chocoladefabriken Lindt & Spruengli AG (e)	26	265,002
Chocoladefabriken Lindt & Spruengli AG (e)	3	308,042
Cie Financiere Richemont SA Class A	13,483	1,747,311
Clariant AG (a)	5,792	91,713
Comet Holding AG	188	39,786
Credit Suisse Group AG	93,113	278,172
Daetwyler Holding AG Bearer Shares	179	35,599
DKSH Holding AG	939	71,247
dormakaba Holding AG	78	28,538
Dottikon Es Holding AG (a)	71	19,262
Dufry AG (a)	1,786	74,339
EFG International AG (a)	2,404	22,943
Emmi AG	61	51,625
EMS-Chemie Holding AG	173	117,054
Fenix Outdoor International AG	133	10,875
Flughafen Zurich AG (a)	492	76,097
Forbo Holding AG	27	31,751
Fundamenta Real Estate AG (a)	723	12,581
Galenica AG (b)	1,302	106,319
Geberit AG	878	413,283
Georg Fischer AG	2,090	127,858
Givaudan SA	206	630,780
Gurit Holding AG Class BR	73	7,101
Helvetia Holding AG	903	105,213
Holcim AG	14,566	753,805
Huber + Suhner AG	397	37,031
Idorsia, Ltd. (a)(c)	2,753	39,932
Implenia AG (a)	312	12,831
Inficon Holding AG	54	47,218
Interroll Holding AG	18	45,720
Intershop Holding AG	28	18,249
IWG PLC (a)	19,852	39,641
Julius Baer Group, Ltd.	5,635	328,038
Jungfraubahn Holding AG (a)	132	17,691
Kardex Holding AG	157	25,793
Komax Holding AG	91	25,327
Kongsberg Automotive ASA (a)	21,175	5,417
Kuehne + Nagel International AG	1,465	340,757
Landis+Gyr Group AG (a)	576	40,623

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
LEM Holding SA	14	$27,147
Leonteq AG	239	11,289
Logitech International SA	4,160	256,560
Lonza Group AG	1,926	943,224
Luzerner Kantonalbank AG	84	37,542
Medacta Group SA (b)	151	16,810
Mediclinic International PLC	8,241	49,367
Medmix AG (b)	621	11,813
Meyer Burger Technology AG (a)	67,135	38,857
Mobilezone Holding AG	1,101	18,231
Mobimo Holding AG	185	47,190
Molecular Partners AG (a)(c)	648	4,314
Novartis AG	57,742	5,216,876
OC Oerlikon Corp. AG	5,221	34,197
Orior AG	158	12,518
Partners Group Holding AG	586	517,342
Peach Property Group AG (a)	239	4,236
PSP Swiss Property AG	1,184	138,850
Rieter Holding AG	78	8,852
Roche Holding AG Bearer Shares (c)(e)	695	269,226
Roche Holding AG (e)	18,171	5,705,443
Romande Energie Holding SA	10	12,051
Schindler Holding AG (e)	1,056	198,485
Schindler Holding AG (e)	543	97,895
Schweiter Technologies AG Bearer Shares	24	19,092
Schweizerische Nationalbank	2	10,355
Sensirion Holding AG (a)(b)	255	27,010
SFS Group AG	473	44,734
SGS SA	158	367,164
Siegfried Holding AG (a)	107	70,952
SIG Group AG (a)	9,030	197,153
Sika AG	3,766	902,423
SKAN Group AG	271	18,453
Sonova Holding AG	1,310	310,509
St Galler Kantonalbank AG Class A	76	39,511
Stadler Rail AG (c)	1,505	53,355
Straumann Holding AG	3,001	342,527
Sulzer AG	455	35,409
Swatch Group AG Bearer Shares (e)	743	211,207
Swatch Group AG (e)	1,381	71,707
Swiss Life Holding AG	810	417,432
Swiss Prime Site AG	2,003	173,520
Swisscom AG	655	358,650
Swissquote Group Holding SA	314	45,308
Tecan Group AG	326	145,312
Temenos AG	1,721	94,383
TX Group AG	81	12,957
u-blox Holding AG (a)	171	20,368
UBS Group AG	81,257	1,511,054
Valiant Holding AG	413	44,639
VAT Group AG (b)	702	191,813
Vetropack Holding AG	376	14,671
Security Description	Shares	Value
Vontobel Holding AG	734	$48,632
VZ Holding AG	412	31,973
Walliser Kantonalbank	107	12,028
Wizz Air Holdings PLC (a)(b)	1,317	30,171
Ypsomed Holding AG	91	16,603
Zehnder Group AG	239	14,414
Zug Estates Holding AG Class B	6	11,479
Zuger Kantonalbank AG Class BR	4	31,301
Zur Rose Group AG (a)	294	8,122
Zurich Insurance Group AG	3,890	1,859,649
		31,505,485
TANZANIA, UNITED REPUBLIC OF — 0.0% (d)
Helios Towers PLC (a)(c)	24,079	30,731
UKRAINE — 0.0% (d)
Ferrexpo PLC	7,669	14,502
Kernel Holding SA (a)	1,287	5,146
		19,648
UNITED ARAB EMIRATES — 0.0% (d)
Borr Drilling, Ltd. (a)	4,179	22,632
Network International Holdings PLC (a)(b)	12,305	44,109
Shelf Drilling, Ltd. (a)(b)	3,555	7,958
		74,699
UNITED KINGDOM — 19.9%
3i Group PLC	25,055	404,310
4imprint Group PLC	735	37,797
888 Holdings PLC (a)	10,003	10,462
A.G. Barr PLC	2,520	16,157
Abrdn PLC (c)	55,373	126,056
Admiral Group PLC	7,023	180,533
AJ Bell PLC	8,068	34,763
Allfunds Group PLC	9,733	67,779
Alphawave IP Group PLC Class WI (a)(c)	7,766	9,529
AO World PLC (a)	12,744	7,971
Argo Blockchain PLC (a)	8,148	617
Ascential PLC (a)	11,783	28,574
Ashmore Group PLC	13,059	37,607
Ashtead Group PLC	11,670	662,586
ASOS PLC (a)	1,851	11,367
Associated British Foods PLC	9,290	176,117
Assura PLC REIT	77,249	50,689
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	11,538	21,381
AstraZeneca PLC	40,076	5,407,910
Auction Technology Group PLC (a)	2,471	22,352
Auto Trader Group PLC (b)	24,272	150,539
AVEVA Group PLC	3,101	119,851
Aviva PLC	72,126	384,175
Avon Protection PLC	735	9,504
B&M European Value Retail SA	24,009	118,785

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Babcock International Group PLC (a)	6,612	$22,445
BAE Systems PLC	80,833	832,323
Balfour Beatty PLC	16,180	65,707
Baltic Classifieds Group PLC (c)	9,262	15,687
Barclays PLC	389,991	743,650
Barratt Developments PLC	25,981	124,010
Beazley PLC	17,288	141,307
Bellway PLC	3,115	71,475
Berkeley Group Holdings PLC	2,889	131,119
Biffa PLC (b)	8,284	40,597
Big Yellow Group PLC REIT	4,743	65,440
Bodycote PLC	5,007	34,240
BP PLC	470,505	2,687,795
Bridgepoint Group PLC (b)	15,939	36,544
British American Tobacco PLC	53,298	2,103,841
British Land Co. PLC REIT	22,142	105,233
Britvic PLC	6,942	64,884
BT Group PLC (c)	181,473	244,598
Bunzl PLC	8,677	287,972
Burberry Group PLC	10,310	251,759
Bytes Technology Group PLC	6,036	28,099
Capita PLC (a)	43,756	12,769
Capital & Counties Properties PLC REIT	17,806	22,811
Capricorn Energy PLC	6,093	19,188
Cazoo Group, Ltd. (a)(e)	2,815	441
Centrica PLC	152,634	177,214
Chemring Group PLC	7,385	26,428
Clarkson PLC	739	28,757
Close Brothers Group PLC	3,974	50,050
CLS Holdings PLC REIT	4,443	8,487
CNH Industrial NV	25,803	412,110
Coats Group PLC	43,300	34,481
Compass Group PLC	46,158	1,064,663
Computacenter PLC	2,184	50,205
Concentric AB	1,033	19,352
ConvaTec Group PLC (b)	43,117	120,639
Cranswick PLC	1,379	51,058
Crest Nicholson Holdings PLC	6,713	19,106
Croda International PLC	3,680	292,338
Currys PLC	30,701	19,795
Darktrace PLC (a)(c)	11,116	34,592
DCC PLC	2,596	127,407
Dechra Pharmaceuticals PLC	2,917	91,862
Deliveroo PLC (a)(b)	34,440	35,504
Derwent London PLC REIT	2,608	74,288
DFS Furniture PLC	6,362	11,862
Diageo PLC	58,853	2,583,992
Diploma PLC	3,157	105,420
Direct Line Insurance Group PLC	33,176	88,315
DiscoverIE Group PLC	2,509	22,062
Domino's Pizza Group PLC	10,647	37,577
Dr. Martens PLC	16,860	38,655
Drax Group PLC	10,736	90,788
Security Description	Shares	Value
DS Smith PLC	35,192	$136,099
Dunelm Group PLC	3,297	38,827
easyJet PLC (a)	9,524	37,188
Elementis PLC (a)	15,207	22,024
Empiric Student Property PLC REIT	15,794	15,997
EnQuest PLC (a)	7,649	2,016
Entain PLC	15,087	239,828
Essentra PLC	7,576	21,553
Experian PLC	23,757	803,880
FDM Group Holdings PLC	2,425	21,849
Firstgroup PLC	19,989	24,285
Forterra PLC (b)	5,254	11,793
Frasers Group PLC (a)	862	7,362
Future PLC	2,918	44,473
Games Workshop Group PLC	861	88,707
Genuit Group PLC	6,601	22,312
Genus PLC	1,704	61,164
Grafton Group PLC CDI	5,653	53,625
Grainger PLC	17,469	52,954
Great Portland Estates PLC REIT	5,316	31,653
Greggs PLC	2,648	74,727
Gym Group PLC (a)(b)	4,325	5,671
Haleon PLC (a)	146,744	577,833
Halfords Group PLC	4,894	12,304
Halma PLC	9,851	233,915
Hammerson PLC REIT	94,419	27,031
Harbour Energy PLC	15,978	58,506
Hargreaves Lansdown PLC	9,041	93,115
Hays PLC	43,350	60,333
Headlam Group PLC	2,070	7,520
Helical PLC	2,689	10,787
Henry Boot PLC	2,874	8,124
Hill & Smith PLC	2,083	29,366
Hilton Food Group PLC	2,356	15,786
Hiscox, Ltd.	9,088	119,104
HomeServe PLC (a)	7,827	112,699
Howden Joinery Group PLC	14,751	99,650
HSBC Holdings PLC	524,829	3,255,702
Ibstock PLC (b)	10,723	19,967
IG Group Holdings PLC	11,072	104,151
IMI PLC	6,742	104,456
Imperial Brands PLC	24,564	611,940
Inchcape PLC	9,565	94,347
Indivior PLC (a)	3,551	79,108
Informa PLC	37,311	278,085
IntegraFin Holdings PLC	7,355	26,737
InterContinental Hotels Group PLC	4,864	277,567
Intermediate Capital Group PLC	7,480	103,294
International Consolidated Airlines Group SA (a)(c)	63,787	95,022
International Distributions Services PLC	19,101	48,940
Intertek Group PLC	4,164	202,058

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Investec PLC	16,256	$100,001
IP Group PLC	26,285	17,627
ITV PLC	92,916	84,005
J D Wetherspoon PLC (a)	2,679	14,315
J Sainsbury PLC	45,319	118,678
JD Sports Fashion PLC	62,923	95,483
John Wood Group PLC (a)	17,829	28,985
Johnson Matthey PLC	4,667	119,408
Jupiter Fund Management PLC	11,990	19,153
Just Eat Takeaway.com NV (a)(b)	3,896	82,121
Just Eat Takeaway.com NV (a)(b)	903	18,874
Just Group PLC	27,097	26,598
Kainos Group PLC	2,328	43,209
Keller Group PLC	1,789	17,216
Kier Group PLC (a)	10,882	7,762
Kingfisher PLC	51,254	145,564
Lancashire Holdings, Ltd.	6,204	48,508
Land Securities Group PLC REIT	17,712	132,394
Legal & General Group PLC	154,700	464,291
Linde PLC (a)	12,744	4,154,434
Liontrust Asset Management PLC	1,615	21,758
Lloyds Banking Group PLC	1,739,023	949,919
London Stock Exchange Group PLC	9,134	784,053
LondonMetric Property PLC REIT	23,431	48,563
LXI REIT PLC	43,915	59,481
M&G PLC	65,420	147,826
Man Group PLC	33,620	86,424
Marks & Spencer Group PLC (a)	51,063	75,735
Marshalls PLC	6,761	22,219
Marston's PLC (a)	16,094	7,662
Melrose Industries PLC	104,709	169,409
Micro Focus International PLC	8,890	56,613
Mitchells & Butlers PLC (a)	6,959	11,552
Mitie Group PLC	35,393	31,760
MJ Gleeson PLC	1,426	5,901
Molten Ventures PLC (a)	3,464	14,759
Moneysupermarket.com Group PLC	14,048	32,512
Moonpig Group PLC (a)	7,320	9,712
Morgan Advanced Materials PLC	7,475	28,279
Morgan Sindall Group PLC	1,139	20,963
National Express Group PLC (a)	14,085	22,026
National Grid PLC	94,474	1,133,473
NatWest Group PLC	135,701	432,899
NCC Group PLC	7,655	18,416
Next PLC	3,319	231,800
Ninety One PLC	10,554	23,601
Ocado Group PLC (a)	16,129	119,669
On the Beach Group PLC (a)(b)	3,899	7,335
OSB Group PLC	11,435	65,997
Oxford Biomedica PLC (a)	1,849	9,842
Security Description	Shares	Value
Oxford Instruments PLC	1,422	$38,658
Oxford Nanopore Technologies PLC (a)	16,035	47,546
Pagegroup PLC	8,605	47,739
Paragon Banking Group PLC	6,228	42,216
Pearson PLC	18,938	213,955
Pennon Group PLC	6,707	71,683
Pepco Group NV (a)(b)	3,280	29,553
Persimmon PLC	8,229	120,467
Pets at Home Group PLC	13,112	44,731
Phoenix Group Holdings PLC	22,015	161,169
Picton Property Income, Ltd. REIT	13,319	12,801
Playtech PLC (a)	7,411	45,376
Premier Foods PLC	17,085	22,319
Primary Health Properties PLC REIT	34,271	45,677
Provident Financial PLC	6,449	14,832
PZ Cussons PLC	8,465	21,332
QinetiQ Group PLC	14,973	64,299
Quilter PLC (b)	31,620	35,343
Rathbones Group PLC	1,673	40,953
Reach PLC	8,036	9,193
Reckitt Benckiser Group PLC	19,032	1,317,298
Redde Northgate PLC	6,463	32,030
Redrow PLC	7,550	41,214
RELX PLC	50,826	1,398,852
Renewi PLC (a)	1,935	13,919
Renishaw PLC	895	39,490
Rentokil Initial PLC	64,709	395,419
Restaurant Group PLC (a)	19,344	7,269
Rightmove PLC	21,937	134,948
Rolls-Royce Holdings PLC (a)	217,514	243,856
Rotork PLC	22,371	82,506
RPS Group PLC	6,966	18,435
RS GROUP PLC	12,033	129,619
S4 Capital PLC (a)	11,761	26,767
Sabre Insurance Group PLC (b)	6,546	8,378
Safestore Holdings PLC REIT	5,534	62,907
Sage Group PLC	26,478	237,477
Savills PLC	3,761	37,347
Schroders PLC	27,066	141,952
Segro PLC REIT	31,049	285,196
Senior PLC	10,314	15,533
Serco Group PLC	32,026	59,866
Severn Trent PLC	6,527	208,139
Shaftesbury PLC REIT	3,993	17,676
Smith & Nephew PLC	22,546	300,903
Smiths Group PLC	9,529	183,227
Softcat PLC	3,372	48,025
Spectris PLC	2,878	103,928
Spirax-Sarco Engineering PLC	1,883	240,436
Spire Healthcare Group PLC (a)(b)	6,905	18,938
Spirent Communications PLC	16,018	50,135
SSE PLC	28,036	577,364

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SSP Group PLC (a)	20,770	$57,214
St James's Place PLC	13,939	183,601
Standard Chartered PLC	63,909	478,477
SThree PLC	3,294	15,968
Subsea 7 SA	6,021	69,097
Synthomer PLC	9,127	15,832
Tate & Lyle PLC	10,496	89,794
Taylor Wimpey PLC	91,171	111,479
Telecom Plus PLC	1,858	49,058
Tesco PLC	193,651	522,258
THG PLC (a)	19,413	10,251
TORM PLC Class A	723	20,586
TP ICAP Group PLC	20,650	43,346
Trainline PLC (a)(b)	12,358	40,821
Travis Perkins PLC	5,453	58,339
Treatt PLC (c)	1,468	11,037
Tritax Big Box REIT PLC	47,881	79,828
Trustpilot Group PLC (a)(b)	9,014	10,463
TT Electronics PLC	4,258	8,912
Tyman PLC	4,851	13,159
UK Commercial Property REIT, Ltd.	19,267	13,535
Unilever PLC	67,998	3,420,660
UNITE Group PLC REIT	8,482	92,847
United Utilities Group PLC	17,573	209,568
Vesuvius PLC	7,152	34,774
Victrex PLC	2,264	43,492
VIDENDUM PLC	1,301	16,870
Virgin Money UK PLC	32,613	71,438
Vistry Group PLC	8,422	63,368
Vodafone Group PLC	673,651	682,626
Volution Group PLC	4,973	21,834
Watches of Switzerland Group PLC (a)(b)	6,136	60,561
Weir Group PLC	6,683	134,171
WH Smith PLC	3,278	58,535
Whitbread PLC	5,177	160,045
Wickes Group PLC	6,363	11,198
Wincanton PLC	3,036	12,307
Wise PLC Class A (a)	16,934	114,642
Workspace Group PLC REIT	3,239	17,322
WPP PLC	28,351	279,716
		55,960,490
UNITED STATES — 5.4%
Carnival PLC (a)	3,695	25,753
Diversified Energy Co. PLC	22,877	32,032
Ferguson PLC	5,373	674,756
GSK PLC	105,089	1,817,293
HUUUGE, Inc. (a)(b)	712	3,539
Nestle SA	71,128	8,236,764
PolyPeptide Group AG (a)(b)	400	10,947
Profoto Holding AB	415	3,696
PureTech Health PLC (a)	6,930	22,216
QIAGEN NV (a)	5,958	298,921
REC Silicon ASA (a)	7,584	10,766
Rhi Magnesita NV	703	18,807
Security Description	Shares	Value
Schneider Electric SE	14,402	$2,009,235
Signify NV (b)	3,300	110,518
Sinch AB (a)(b)(c)	17,192	63,079
Stellantis NV (e)	22,207	314,504
Stellantis NV (e)	36,255	513,226
Swiss Re AG	7,477	698,888
Tenaris SA	12,060	209,605
		15,074,545
TOTAL COMMON STOCKS (Cost $331,824,954)		279,463,477

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a)	2,939	297,197
RIGHTS — 0.0% (d)
CHINA — 0.0% (d)
XPENG INC	100	—
WARRANTS — 0.0% (d)
ITALY — 0.0% (d)
Webuild SpA (expiring 08/02/30) (a)(c)(f)	775	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 1.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g)(h)	99,949	99,970
State Street Navigator Securities Lending Portfolio II (i)(j)	3,196,426	3,196,426
TOTAL SHORT-TERM INVESTMENTS (Cost $3,296,406)		3,296,396
TOTAL INVESTMENTS — 100.8% (Cost $335,413,525)		283,057,070
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(2,117,952)
NET ASSETS — 100.0%		$280,939,118
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.0% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EUROPE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$279,397,318	$66,159	$0(a)	$279,463,477
Preferred Stocks	297,197	—	—	297,197
Rights	—	—	—	0
Warrants	—	—	0(a)	0
Short-Term Investments	3,296,396	—	—	3,296,396
TOTAL INVESTMENTS	$282,990,911	$66,159	$0	$283,057,070
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	16.6%
Industrials	15.5
Health Care	14.7
Consumer Staples	11.6
Consumer Discretionary	9.9
Materials	8.6
Information Technology	7.2
Energy	6.1
Utilities	4.1
Communication Services	3.5
Real Estate	1.8
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	91,716	$91,734	$2,178,850	$2,170,637	$45	$(22)	99,950	$99,970	$2,038
State Street Navigator Securities Lending Portfolio II	2,132,015	2,132,015	6,558,619	5,494,208	—	—	3,196,426	3,196,426	11,115
Total		$2,223,749	$8,737,469	$7,664,845	$45	$(22)		$3,296,396	$13,153
See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 1.8%
Anheuser-Busch InBev SA/NV	569,256	$34,186,174
CHINA — 1.9%
Prosus NV	537,676	36,983,631
FINLAND — 2.1%
Nokia Oyj	3,443,748	15,903,189
Nordea Bank Abp	2,346,198	25,114,907
		41,018,096
FRANCE — 37.4%
Air Liquide SA	334,062	47,204,242
Airbus SE	372,982	44,193,161
AXA SA	1,269,365	35,297,469
BNP Paribas SA	726,225	41,272,120
Danone SA	408,106	21,442,172
EssilorLuxottica SA	193,928	35,019,251
Hermes International	22,519	34,728,251
Kering SA	46,423	23,558,612
L'Oreal SA	155,351	55,310,307
LVMH Moet Hennessy Louis Vuitton SE	166,584	120,877,174
Pernod Ricard SA	128,054	25,112,299
Safran SA	242,067	30,205,802
Sanofi	733,513	70,330,472
TotalEnergies SE	1,671,698	104,638,573
Vinci SA	359,840	35,827,005
		725,016,910
GERMANY — 25.0%
adidas AG	105,135	14,301,685
Allianz SE	257,427	55,195,034
BASF SE	586,237	29,024,421
Bayer AG	627,038	32,339,380
Bayerische Motoren Werke AG	204,531	18,200,654
Deutsche Boerse AG	121,265	20,888,390
Deutsche Post AG	628,798	23,608,748
Deutsche Telekom AG	2,213,235	44,024,335
Infineon Technologies AG	833,520	25,290,584
Mercedes-Benz Group AG	501,815	32,883,496
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	89,413	29,009,499
SAP SE	653,169	67,192,920
Siemens AG	471,617	65,252,093
Volkswagen AG Preference Shares	131,618	16,353,430
Vonovia SE	451,580	10,612,507
		484,177,176
IRELAND — 1.8%
CRH PLC	494,099	19,516,369
Flutter Entertainment PLC (a)	112,278	15,314,101
		34,830,470
Security Description	Shares	Value
ITALY — 3.8%
Enel SpA	4,958,250	$26,617,200
Eni SpA	1,581,542	22,425,439
Intesa Sanpaolo SpA ADR	10,747,872	23,836,034
		72,878,673
NETHERLANDS — 10.9%
Adyen NV (a)(b)	18,242	25,083,558
ASML Holding NV	257,301	138,345,682
ING Groep NV	2,378,510	28,908,024
Koninklijke Ahold Delhaize NV	625,401	17,914,598
		210,251,862
SPAIN — 6.0%
Banco Bilbao Vizcaya Argentaria SA	3,848,796	23,142,363
Banco Santander SA	10,719,228	32,060,855
Iberdrola SA	3,707,812	43,251,766
Industria de Diseno Textil SA	709,367	18,813,229
		117,268,213
UNITED KINGDOM — 5.3%
Linde PLC (a)	314,494	102,522,329
UNITED STATES — 3.7%
Schneider Electric SE	364,511	50,853,243
Stellantis NV	1,491,883	21,119,092
		71,972,335
TOTAL COMMON STOCKS (Cost $2,118,049,106)		1,931,105,869

SHORT-TERM INVESTMENT — 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c)(d) (Cost $1,404,727)	1,404,422	1,404,703
TOTAL INVESTMENTS — 99.8% (Cost $2,119,453,833)		1,932,510,572
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		3,589,443
NET ASSETS — 100.0%		$1,936,100,015
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
ADR	American Depositary Receipt

See accompanying notes to Schedule of Investments.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,931,105,869	$—	$—	$1,931,105,869
Short-Term Investment	1,404,703	—	—	1,404,703
TOTAL INVESTMENTS	$1,932,510,572	$—	$—	$1,932,510,572
Sector Breakdown as of December 31, 2022

% of Net Assets
Consumer Discretionary	18.2%
Financials	16.3
Information Technology	14.0
Industrials	12.9
Materials	10.2
Consumer Staples	8.0
Health Care	7.1
Energy	6.6
Utilities	3.6
Communication Services	2.3
Real Estate	0.5
Short-Term Investment	0.1
Other Assets in Excess of Liabilities	0.2
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	922,874	$923,059	$10,406,053	$9,924,295	$38	$(152)	1,404,422	$1,404,703	$9,338
State Street Navigator Securities Lending Portfolio II	11,059,238	11,059,238	88,199,765	99,259,003	—	—	—	—	40,985
Total		$11,982,297	$98,605,818	$109,183,298	$38	$(152)		$1,404,703	$50,323
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.5%
CHINA — 43.8%
111, Inc. ADR (a)	11,131	$33,616
360 DigiTech, Inc. ADR	3,357	68,349
360 Security Technology, Inc. Class A	14,400	13,612
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	20,900	54,675
3SBio, Inc. (b)	27,000	28,713
5I5J Holding Group Co., Ltd. Class A	73,200	26,449
AAC Technologies Holdings, Inc. (a)(c)	53,000	121,144
Addsino Co., Ltd. Class A	24,100	32,708
Advanced Technology & Materials Co., Ltd. Class A (a)	40,300	45,141
AECC Aero-Engine Control Co., Ltd. Class A	27,000	100,057
AECC Aviation Power Co., Ltd. Class A	12,300	75,163
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	33,467	39,471
Agile Group Holdings, Ltd. (a)(c)	241,598	71,505
Agora, Inc. ADR (a)	1,489	5,822
Agricultural Bank of China, Ltd. Class H	1,953,703	670,847
Air China, Ltd. Class H (a)(c)	273,414	243,464
Airtac International Group	12,088	366,154
AK Medical Holdings, Ltd. (b)	10,000	12,543
Akeso, Inc. Class B (a)(b)(c)	46,000	253,429
Alibaba Group Holding, Ltd. ADR (a)	121,690	10,719,672
A-Living Smart City Services Co., Ltd. (b)	19,000	22,907
All Winner Technology Co., Ltd. Class A	15,140	44,552
Alpha Group Class A (a)	32,100	21,620
Alphamab Oncology (a)(b)(c)	51,000	70,571
Aluminum Corp. of China, Ltd. Class H	514,304	218,770
Angang Steel Co., Ltd. Class H	261,616	71,396
Anhui Conch Cement Co., Ltd. Class H	128,860	450,724
Anhui Expressway Co., Ltd. Class H	32,000	25,789
Anhui Guangxin Agrochemical Co., Ltd. Class A	31,600	134,277
Anhui Gujing Distillery Co., Ltd. Class B	11,300	180,975
Anhui Honglu Steel Construction Group Co., Ltd. Class A	7,460	31,581
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	79,880	56,572
Security Description	Shares	Value
Anhui Jinhe Industrial Co., Ltd. Class A	12,700	$59,656
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	31,600	41,470
Anhui Truchum Advanced Materials & Technology Co., Ltd. Class A	44,100	46,848
ANTA Sports Products, Ltd.	83,525	1,094,768
Aotecar New Energy Technology Co., Ltd. Class A (a)	199,600	72,122
Apeloa Pharmaceutical Co., Ltd. Class A	25,500	79,387
Ascentage Pharma Group International (a)(b)	7,500	24,696
Autohome, Inc. ADR	4,077	124,756
Avary Holding Shenzhen Co., Ltd. Class A	9,000	35,694
AVIC Electromechanical Systems Co., Ltd. Class A	38,600	56,069
AviChina Industry & Technology Co., Ltd. Class H	327,000	147,057
AVICOPTER PLC Class A	7,400	49,637
Bafang Electric Suzhou Co., Ltd. Class A	1,800	27,834
BAIC Motor Corp., Ltd. Class H (b)	147,000	38,987
Baidu, Inc. ADR (a)	19,618	2,243,907
Bank of China, Ltd. Class H	4,752,466	1,729,288
Bank of Communications Co., Ltd. Class H	1,444,975	831,259
Bank of Jiangsu Co., Ltd. Class A	101,750	107,208
Bank of Nanjing Co., Ltd. Class A	68,900	103,765
Bank of Ningbo Co., Ltd. Class A	39,860	186,947
Bank of Shanghai Co., Ltd. Class A	55,800	47,664
Baoshan Iron & Steel Co., Ltd. Class A	99,500	80,390
Baozun, Inc. ADR (a)	1,912	10,134
BBMG Corp. Class H	167,000	21,611
Beibuwan Port Co., Ltd. Class A	35,400	37,811
BeiGene, Ltd. ADR (a)	2,949	648,603
Beijing BDStar Navigation Co., Ltd. Class A	11,900	48,296
Beijing Capital International Airport Co., Ltd. Class H (a)	78,000	57,064
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	3,250	6,646
Beijing Easpring Material Technology Co., Ltd. Class A	3,300	26,900
Beijing Enterprises Holdings, Ltd.	58,500	187,381

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Beijing Enterprises Water Group, Ltd.	346,000	$88,662
Beijing Jetsen Technology Co., Ltd. Class A (a)	188,600	121,847
Beijing Shiji Information Technology Co., Ltd. Class A	18,292	39,630
Beijing SL Pharmaceutical Co., Ltd. Class A	23,500	27,919
BGI Genomics Co., Ltd. Class A	400	2,988
Biem.L.Fdlkk Garment Co., Ltd. Class A	17,660	65,368
Bilibili, Inc. ADR (a)	14,657	347,224
Bit Digital, Inc. (a)(c)	7,143	4,286
Blue Sail Medical Co., Ltd. Class A (a)	21,700	24,432
BOE Technology Group Co., Ltd. Class A	117,300	57,303
BOE Technology Group Co., Ltd. Class B	130,900	57,694
Bosideng International Holdings, Ltd.	146,000	69,400
B-Soft Co., Ltd. Class A	129,510	148,063
BTG Hotels Group Co., Ltd. Class A	17,300	62,010
BYD Co., Ltd. Class H	69,827	1,723,096
BYD Electronic International Co., Ltd.	60,000	192,954
Canaan, Inc. ADR (a)(c)	11,787	24,281
Cango, Inc. ADR (c)	476	623
CanSino Biologics, Inc. Class H (b)(c)	4,000	34,209
CECEP Solar Energy Co., Ltd. Class A	83,300	88,250
CETC Digital Technology Co., Ltd. Class A	17,400	50,499
CETC Potevio Science&Technology Co., Ltd. Class A	23,296	56,532
CGN New Energy Holdings Co., Ltd. (c)	102,000	35,285
CGN Nuclear Technology Development Co., Ltd. Class A	39,700	44,354
CGN Power Co., Ltd. Class H (b)	921,000	219,484
Changchun Faway Automobile Components Co., Ltd. Class A	32,490	39,257
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	600	14,434
Changjiang Securities Co., Ltd. Class A	43,300	33,357
Chengdu Hongqi Chain Co., Ltd. Class A	66,397	54,028
Security Description	Shares	Value
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	10,100	$22,904
Chengtun Mining Group Co., Ltd. Class A	53,000	45,119
Chengxin Lithium Group Co., Ltd. Class A	8,000	43,348
China Animal Healthcare, Ltd. (d)	305,700	—
China Aoyuan Group, Ltd. (a)(c)(d)	145,000	5,480
China Baoan Group Co., Ltd. Class A	58,700	102,572
China Cinda Asset Management Co., Ltd. Class H	810,600	112,166
China CITIC Bank Corp., Ltd. Class H	587,341	260,373
China Coal Energy Co., Ltd. Class H	88,000	71,596
China Common Rich Renewable Energy Investment, Ltd. (c)(d)	5,962,000	—
China Communications Services Corp., Ltd. Class H	98,000	35,785
China Conch Environment Protection Holdings, Ltd. (a)	113,083	45,929
China Conch Venture Holdings, Ltd.	107,083	232,689
China Construction Bank Corp. Class H	5,936,647	3,719,461
China Dongxiang Group Co., Ltd.	339,000	13,465
China Eastern Airlines Corp., Ltd. Class H (a)(c)	134,000	54,424
China Education Group Holdings, Ltd.	39,000	50,468
China Everbright Bank Co., Ltd. Class A	202,530	89,866
China Everbright Environment Group, Ltd.	294,000	131,463
China Everbright, Ltd.	88,000	65,507
China Evergrande Group (a)(c)(d)	298,000	15,750
China Feihe, Ltd. (b)	122,000	103,791
China Galaxy Securities Co., Ltd. Class A	26,300	35,313
China Galaxy Securities Co., Ltd. Class H	253,600	123,795
China Gas Holdings, Ltd.	189,200	275,378
China Great Wall Securities Co., Ltd. Class A	19,000	22,738
China Harmony Auto Holding, Ltd. (c)	45,000	6,919
China International Capital Corp., Ltd. Class H (b)(c)	61,200	116,834

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China International Marine Containers Group Co., Ltd. Class H	108,800	$82,524
China Jinmao Holdings Group, Ltd.	367,336	79,068
China Kings Resources Group Co., Ltd. Class A	23,108	132,325
China Lesso Group Holdings, Ltd.	98,000	102,332
China Life Insurance Co., Ltd. Class H	681,261	1,169,629
China Lilang, Ltd.	55,000	26,496
China Literature, Ltd. (a)(b)(c)	7,200	27,951
China Longyuan Power Group Corp., Ltd. Class H	349,637	427,362
China Medical System Holdings, Ltd.	119,000	187,230
China Meheco Co., Ltd. Class A	31,580	78,644
China Meidong Auto Holdings, Ltd.	14,000	28,736
China Mengniu Dairy Co., Ltd. (a)	254,041	1,152,224
China Merchants Bank Co., Ltd. Class A	115,645	622,782
China Merchants Bank Co., Ltd. Class H	261,946	1,464,960
China Merchants Port Holdings Co., Ltd.	209,009	306,352
China Merchants Securities Co., Ltd. Class A	33,266	63,947
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	33,500	61,152
China Minsheng Banking Corp., Ltd. Class H (c)	372,720	128,937
China National Accord Medicines Corp., Ltd. Class B	13,300	31,065
China National Building Material Co., Ltd. Class H	296,000	243,097
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	16,400	59,377
China Oilfield Services, Ltd. Class H	100,557	122,267
China Overseas Land & Investment, Ltd.	332,669	878,030
China Overseas Property Holdings, Ltd.	172,361	179,539
China Pacific Insurance Group Co., Ltd. Class A	15,500	54,931
China Pacific Insurance Group Co., Ltd. Class H	208,397	464,057
China Petroleum & Chemical Corp. Class H	1,335,421	645,044
China Power International Development, Ltd.	193,000	81,602
Security Description	Shares	Value
China Railway Group, Ltd. Class H	451,000	$238,069
China Rare Earth Resources & Technology Co., Ltd. Class A (a)	3,200	15,207
China Resources Beer Holdings Co., Ltd.	133,590	933,681
China Resources Cement Holdings, Ltd. (c)	34,000	18,035
China Resources Gas Group, Ltd.	63,200	237,255
China Resources Land, Ltd.	238,232	1,091,204
China Resources Medical Holdings Co., Ltd.	46,500	34,317
China Resources Power Holdings Co., Ltd.	227,695	465,604
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	9,600	64,950
China Shenhua Energy Co., Ltd. Class H	294,023	849,489
China South City Holdings, Ltd. (a)(c)	268,000	19,229
China Southern Airlines Co., Ltd. Class H (a)	178,000	115,855
China State Construction Engineering Corp., Ltd. Class A	141,500	111,051
China Taiping Insurance Holdings Co., Ltd.	88,741	110,515
China Testing & Certification International Group Co., Ltd. Class A	48,742	90,878
China Tourism Group Duty Free Corp., Ltd. Class A	10,100	315,356
China Tower Corp., Ltd. Class H (b)	2,740,000	294,890
China TransInfo Technology Co., Ltd. Class A (a)	24,400	31,457
China Travel International Investment Hong Kong, Ltd. (a)	174,000	39,460
China Vanke Co., Ltd. Class A	47,300	124,422
China Vanke Co., Ltd. Class H	101,600	205,675
China Yangtze Power Co., Ltd. Class A	119,000	361,187
China Yongda Automobiles Services Holdings, Ltd.	71,500	53,133
China Zhenhua Group Science & Technology Co., Ltd. Class A	15,000	247,650
Chinasoft International, Ltd. (a)	140,000	121,794
Chlitina Holding, Ltd.	19,000	122,708
Chongqing Brewery Co., Ltd. Class A	7,600	139,920
Chongqing Changan Automobile Co., Ltd. Class A	27,754	49,380

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Changan Automobile Co., Ltd. Class B	135,756	$64,008
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	34,662	75,648
Chongqing Gas Group Corp., Ltd. Class A	39,200	45,099
Chongqing Rural Commercial Bank Co., Ltd. Class H	146,000	49,945
Chongqing Zaisheng Technology Corp., Ltd. Class A	5,740	4,380
Chongqing Zhifei Biological Products Co., Ltd. Class A	8,500	107,902
Chongqing Zongshen Power Machinery Co., Ltd. Class A	47,700	40,952
Chow Tai Seng Jewellery Co., Ltd. Class A	21,132	42,851
CIFI Ever Sunshine Services Group, Ltd.	20,000	11,249
CIFI Holdings Group Co., Ltd. (c)	288,376	40,643
CITIC Resources Holdings, Ltd.	2,000	106
CITIC Securities Co., Ltd. Class A	41,175	118,487
CITIC Securities Co., Ltd. Class H	180,850	365,641
CITIC Telecom International Holdings, Ltd.	145,000	49,232
CITIC, Ltd.	426,000	449,745
CMOC Group, Ltd. Class H (c)	291,000	134,222
CMST Development Co., Ltd. Class A	81,100	58,256
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	94,535	84,167
Colour Life Services Group Co., Ltd. (a)(d)	65,000	2,582
Consun Pharmaceutical Group, Ltd.	122,400	63,514
Contemporary Amperex Technology Co., Ltd. Class A	9,912	563,617
COSCO SHIPPING Development Co., Ltd. Class H	882,339	117,571
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (a)(c)	175,215	134,246
COSCO SHIPPING Holdings Co., Ltd. Class A	154,700	230,076
COSCO SHIPPING Holdings Co., Ltd. Class H	108,950	111,114
COSCO SHIPPING Ports, Ltd.	35,619	28,295
Country Garden Holdings Co., Ltd. (a)(c)	568,825	194,590
Country Garden Services Holdings Co., Ltd.	60,865	151,598
Security Description	Shares	Value
CQ Pharmaceutical Holding Co., Ltd. Class A	59,700	$43,833
CSC Financial Co., Ltd. Class A	13,300	45,654
CSG Holding Co., Ltd. Class B	135,150	51,775
CSPC Pharmaceutical Group, Ltd.	594,320	624,402
CStone Pharmaceuticals (a)(b)	45,500	26,991
CTS International Logistics Corp., Ltd. Class A	50,880	78,980
Daan Gene Co., Ltd. Class A	44,160	99,313
Dada Nexus, Ltd. ADR (a)	820	5,715
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	81,400	61,060
Daqo New Energy Corp. ADR (a)	4,473	172,703
Datang International Power Generation Co., Ltd. Class H (a)(c)	242,000	39,378
Dazhong Transportation Group Co., Ltd. Class B	69,450	17,293
Deppon Logistics Co., Ltd. Class A (a)	23,600	71,051
DHC Software Co., Ltd. Class A	68,900	56,364
Digital China Group Co., Ltd. Class A	24,800	78,642
Digital China Information Service Co., Ltd. Class A	28,900	44,986
Do-Fluoride New Materials Co., Ltd. Class A	7,100	34,192
Dongfang Electric Corp., Ltd. Class H	7,400	12,591
Dongfeng Motor Group Co., Ltd. Class H	316,468	181,651
Dongyue Group, Ltd.	86,000	94,650
Double Medical Technology, Inc. Class A	9,600	47,217
East Group Co., Ltd. Class A	24,400	24,087
East Money Information Co., Ltd. Class A	10,084	28,275
Ecovacs Robotics Co., Ltd. Class A	10,900	114,910
Eve Energy Co., Ltd. Class A	7,000	88,931
Everbright Securities Co., Ltd. Class A	24,800	53,300
Evergrande Property Services Group, Ltd. (a)(b)(c)(d)	191,000	14,071
Fanhua, Inc. ADR	6,910	51,134
Far East Horizon, Ltd. (c)	203,000	158,656
FAW Jiefang Group Co., Ltd. Class A	32,800	36,645
FIH Mobile, Ltd. (a)	156,000	16,789
First Tractor Co., Ltd. Class H (c)	40,000	18,911
Flat Glass Group Co., Ltd. Class A	23,300	112,175

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Flat Glass Group Co., Ltd. Class H (c)	19,000	$45,961
Focus Media Information Technology Co., Ltd. Class A (a)	78,300	75,597
Foran Energy Group Co., Ltd. Class A	31,570	54,709
Foshan Haitian Flavouring & Food Co., Ltd. Class A	21,268	244,684
Foxconn Industrial Internet Co., Ltd. Class A	21,700	28,792
Fufeng Group, Ltd.	79,000	48,078
Fujian Star-net Communication Co., Ltd. Class A	10,900	30,185
Fujian Sunner Development Co., Ltd. Class A	11,900	40,745
Full Truck Alliance Co., Ltd. ADR (a)	28,948	231,584
Fuyao Glass Industry Group Co., Ltd. Class A	14,800	75,018
Ganfeng Lithium Group Co., Ltd. Class A	12,980	130,403
Ganfeng Lithium Group Co., Ltd. Class H (b)(c)	17,200	128,477
Gaotu Techedu, Inc. ADR (a)(c)	36,221	85,482
GCL New Energy Holdings, Ltd. (a)	3,641	597
GCL System Integration Technology Co., Ltd. Class A (a)	61,900	26,035
GCL Technology Holdings, Ltd. (a)	229,000	58,094
GDS Holdings, Ltd. ADR (a)	4,426	91,264
Geely Automobile Holdings, Ltd. (c)	384,709	561,910
Genimous Technology Co., Ltd. Class A (a)	38,000	29,054
Genscript Biotech Corp. (a)	82,000	261,078
Getein Biotech, Inc. Class A	27,128	49,011
GF Securities Co., Ltd. Class H	78,000	112,129
Giant Network Group Co., Ltd. Class A	18,800	21,629
GigaDevice Semiconductor, Inc. Class A	4,928	72,985
Ginlong Technologies Co., Ltd. Class A (a)	2,800	72,865
GoerTek, Inc. Class A	22,700	55,217
Goke Microelectronics Co., Ltd. Class A	7,800	95,882
Golden Solar New Energy Technology Holdings, Ltd. (a)(c)	52,000	55,098
GoldenHome Living Co., Ltd. Class A	15,248	63,184
Goldenmax International Group, Ltd. Class A	29,900	33,665
GOME Retail Holdings, Ltd. (a)(c)	1,148,322	16,184
Security Description	Shares	Value
Goodbaby International Holdings, Ltd. (a)	165,000	$13,318
GoodWe Technologies Co., Ltd. Class A	2,077	96,990
Gotion High-tech Co., Ltd. Class A	2,100	8,750
Grandblue Environment Co., Ltd. Class A	16,828	44,898
Great Wall Motor Co., Ltd. Class H (c)	250,492	326,075
Gree Real Estate Co., Ltd. Class A	56,900	85,775
Greentown China Holdings, Ltd.	75,500	110,276
Grinm Advanced Materials Co., Ltd. Class A	25,000	46,395
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (a)	114,300	139,925
Guangdong Haid Group Co., Ltd. Class A	8,700	77,621
Guangdong Hongda Holdings Group Co., Ltd. Class A	17,700	68,970
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (a)	54,100	28,697
Guangdong Investment, Ltd.	244,000	249,785
Guangdong Kinlong Hardware Products Co., Ltd. Class A	1,400	21,034
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	30,400	73,157
Guangshen Railway Co., Ltd. Class H (a)	36,500	6,734
Guangzhou Automobile Group Co., Ltd. Class H	254,844	171,747
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	46,000	135,555
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	5,500	61,997
Guangzhou Haige Communications Group, Inc. Co. Class A	29,000	34,035
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	7,792	88,069
Guangzhou R&F Properties Co., Ltd. Class H (a)(c)	164,976	40,161
Guangzhou Restaurant Group Co., Ltd. Class A	13,400	50,007
Guangzhou Tinci Materials Technology Co., Ltd. Class A	10,520	66,688
Guizhou Panjiang Refined Coal Co., Ltd. Class A	88,884	86,329
Guocheng Mining Co., Ltd. Class A (a)	34,900	81,766

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Guolian Securities Co., Ltd. Class A	1,500	$2,439
Guosen Securities Co., Ltd. Class A	31,900	40,942
Guosheng Financial Holding, Inc. Class A (a)	1,900	2,035
Guotai Junan Securities Co., Ltd. Class A	29,000	56,962
H World Group, Ltd. ADR	11,962	507,428
Haidilao International Holding, Ltd. (a)(b)(c)	50,000	143,499
Haier Smart Home Co., Ltd. Class A	27,000	95,452
Haier Smart Home Co., Ltd. Class H	145,498	495,871
Hainan Strait Shipping Co., Ltd. Class A	83,575	66,436
Haisco Pharmaceutical Group Co., Ltd. Class A	15,400	49,524
Haitian International Holdings, Ltd.	51,000	136,567
Haitong Securities Co., Ltd. Class A	22,400	28,134
Haitong Securities Co., Ltd. Class H	242,000	148,829
Hang Zhou Great Star Industrial Co., Ltd. Class A (a)	38,300	105,066
Hangcha Group Co., Ltd. Class A	33,860	82,266
Hangjin Technology Co., Ltd. Class A	4,200	16,602
Hangzhou Chang Chuan Technology Co., Ltd. Class A	10,500	67,654
Hangzhou Oxygen Plant Group Co., Ltd. Class A	19,900	113,207
Hangzhou Robam Appliances Co., Ltd. Class A	12,100	48,548
Hangzhou Silan Microelectronics Co., Ltd. Class A	16,100	76,302
Hangzhou Tigermed Consulting Co., Ltd. Class A	10,400	157,529
Han's Laser Technology Industry Group Co., Ltd. Class A	9,000	33,365
Hansoh Pharmaceutical Group Co., Ltd. (b)	40,000	76,054
Harbin Boshi Automation Co., Ltd. Class A	31,389	63,560
Health & Happiness H&H International Holdings, Ltd.	18,500	39,489
Hebei Hengshui Laobaigan Liquor Co., Ltd. Class A	3,200	12,733
Hefei Meiya Optoelectronic Technology, Inc. Class A	12,550	43,352
Hello Group, Inc. ADR (c)	11,043	99,166
Henan Lingrui Pharmaceutical Co. Class A	33,800	63,703
Security Description	Shares	Value
Henan Shuanghui Investment & Development Co., Ltd. Class A	17,400	$65,211
Henan Yicheng New Energy Co., Ltd. Class A (a)	24,400	16,434
Henan Yuguang Gold & Lead Co., Ltd. Class A	29,000	21,837
Hengan International Group Co., Ltd.	60,500	321,299
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	38,200	103,466
Hengli Petrochemical Co., Ltd. Class A	24,500	54,993
Hexing Electrical Co., Ltd. Class A	18,200	46,297
Hisense Home Appliances Group Co., Ltd. Class A	35,000	66,622
Hua Hong Semiconductor, Ltd. (a)(b)(c)	35,000	122,198
Huabao Flavours & Fragrances Co., Ltd. Class A	1,700	5,781
Huadian Power International Corp., Ltd. Class H (c)	148,000	61,248
Huadong Medicine Co., Ltd. Class A	14,500	98,080
Huafon Chemical Co., Ltd. Class A	55,400	54,448
Hualan Biological Engineering, Inc. Class A	17,644	57,710
Huaneng Power International, Inc. Class H (a)	452,472	213,918
Huangshan Tourism Development Co., Ltd. Class B	48,000	40,080
Huatai Securities Co., Ltd. Class A	49,200	90,594
Huatai Securities Co., Ltd. Class H (b)	51,800	59,267
Huayu Automotive Systems Co., Ltd. Class A	15,600	39,074
Hubei Biocause Pharmaceutical Co., Ltd. Class A	46,800	21,375
Hubei Dinglong Co., Ltd. Class A	5,600	17,232
Huizhou Desay Sv Automotive Co., Ltd. Class A	10,500	159,863
Hunan Aihua Group Co., Ltd. Class A	13,400	49,735
Hundsun Technologies, Inc. Class A	17,018	99,518
Huolinhe Opencut Coal Industry Corp., Ltd. of Inner Mongolia Class A	46,400	82,756
HUYA, Inc. ADR (a)	4,038	15,950
Hytera Communications Corp., Ltd. Class A (a)	30,700	22,674
HyUnion Holding Co., Ltd. Class A (a)	18,700	20,730

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Iflytek Co., Ltd. Class A	12,000	$56,940
IKD Co., Ltd. Class A	25,600	67,378
I-Mab ADR (a)	1,188	4,966
Industrial & Commercial Bank of China, Ltd. Class H	4,677,028	2,408,940
Industrial Bank Co., Ltd. Class A	98,000	249,148
INESA Intelligent Tech, Inc. Class B	388,400	191,093
Ingdan, Inc. (a)(b)(c)	3,000	684
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	137,900	79,525
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	20,700	92,747
Inner Mongolia Yitai Coal Co., Ltd. Class B	156,781	207,108
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	41,900	47,478
InnoCare Pharma, Ltd. (a)(b)(c)	31,000	54,176
Innovent Biologics, Inc. (a)(b)	60,500	259,675
Intco Medical Technology Co., Ltd. Class A	5,580	16,961
iQIYI, Inc. ADR (a)(c)	17,309	91,738
JA Solar Technology Co., Ltd. Class A	14,960	129,927
Jason Furniture Hangzhou Co., Ltd. Class A	10,610	65,495
JD Health International, Inc. (a)(b)	32,700	298,931
JD.com, Inc. ADR	68,938	3,869,490
JD.com, Inc. Class A	12,881	363,410
Jiajiayue Group Co., Ltd. Class A (a)	17,100	31,116
Jiangsu Akcome Science & Technology Co., Ltd. Class A (a)	246,600	101,579
Jiangsu Eastern Shenghong Co., Ltd. Class A	16,800	31,663
Jiangsu Expressway Co., Ltd. Class H	260,299	237,789
Jiangsu Guotai International Group Co., Ltd. Class A	102,800	126,293
Jiangsu Hengli Hydraulic Co., Ltd. Class A	10,982	100,235
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	35,456	197,449
Jiangsu Hoperun Software Co., Ltd. Class A (a)	16,700	44,822
Jiangsu King's Luck Brewery JSC, Ltd. Class A	9,800	72,096
Jiangsu Leike Defense Technology Co., Ltd. Class A (a)	52,600	33,603
Jiangsu Shagang Co., Ltd. Class A	87,100	49,474
Security Description	Shares	Value
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	7,200	$167,022
Jiangsu Yangnong Chemical Co., Ltd. Class A	7,400	111,125
Jiangsu Yoke Technology Co., Ltd. Class A	25,900	188,555
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	15,697	72,282
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (a)	43,500	13,769
Jiangxi Copper Co., Ltd. Class H	193,578	285,718
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	20,900	71,924
Jiangxi Zhengbang Technology Co., Ltd. Class A (a)	20,800	12,717
Jinke Properties Group Co., Ltd. Class A (a)	73,400	20,263
JinkoSolar Holding Co., Ltd. ADR (a)(c)	2,653	108,455
Jinneng Science&Technology Co., Ltd. Class A	24,800	32,511
JiuGui Liquor Co., Ltd. Class A	400	7,975
Jizhong Energy Resources Co., Ltd. Class A	130,900	120,327
JL Mag Rare-Earth Co., Ltd. Class A	3,200	13,533
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	30,000	48,953
Joinn Laboratories China Co., Ltd. Class A	19,423	163,972
Jointown Pharmaceutical Group Co., Ltd. Class A	22,200	41,840
Joy City Property, Ltd. (a)	72,000	2,952
Joyoung Co., Ltd. Class A	21,200	50,496
JOYY, Inc. ADR (c)	2,931	92,590
Juewei Food Co., Ltd. Class A	7,800	68,870
JW Cayman Therapeutics Co., Ltd. (a)(b)	25,000	13,933
Kama Co., Ltd. Class B (a)	174,549	71,041
Kandi Technologies Group, Inc. (a)	4,111	9,455
Kanzhun, Ltd. ADR (a)	6,340	129,146
KE Holdings, Inc. ADR (a)	33,365	465,775
Keshun Waterproof Technologies Co., Ltd. Class A (a)	6,220	11,309
Kingboard Holdings, Ltd.	75,200	239,428
KingClean Electric Co., Ltd. Class A	18,240	73,921
Kingdee International Software Group Co., Ltd. (a)(c)	166,000	356,036
Kingsoft Cloud Holdings, Ltd. ADR (a)(c)	408	1,563
Kingsoft Corp., Ltd.	73,200	244,783

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kintor Pharmaceutical, Ltd. (a)(b)(c)	24,000	$30,288
Konka Group Co., Ltd. Class B	274,500	67,878
Koolearn Technology Holding, Ltd. (a)(b)(c)	29,500	198,432
Kuaishou Technology (a)(b)	85,594	779,179
Kuang-Chi Technologies Co., Ltd. Class A	30,400	74,782
Kunlun Energy Co., Ltd.	308,000	219,804
Kweichow Moutai Co., Ltd. Class A	6,371	1,590,252
KWG Group Holdings, Ltd. (a)(c)	126,951	30,254
KWG Living Group Holdings, Ltd. (c)	58,416	12,948
LB Group Co., Ltd. Class A	4,400	12,032
Lee & Man Paper Manufacturing, Ltd.	157,000	69,197
Lenovo Group, Ltd.	525,703	431,746
Lens Technology Co., Ltd. Class A	7,900	12,023
LexinFintech Holdings, Ltd. ADR (a)	5,398	10,256
Li Auto, Inc. ADR (a)	23,797	485,459
Li Ning Co., Ltd.	164,757	1,430,155
Lier Chemical Co., Ltd. Class A	6,060	15,731
Lifetech Scientific Corp. (a)	174,000	57,517
Lingyi iTech Guangdong Co. Class A (a)	37,600	24,672
Livzon Pharmaceutical Group, Inc. Class H	29,397	98,869
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	5,400	19,317
Longfor Group Holdings, Ltd. (b)(c)	95,000	295,774
LONGi Green Energy Technology Co., Ltd. Class A (a)	52,212	318,908
Lu Thai Textile Co., Ltd. Class B	48,200	31,187
Luenmei Quantum Co., Ltd. Class A	29,500	26,947
Lufax Holding, Ltd. ADR	9,141	17,734
Luokung Technology Corp. (a)	57,568	8,716
Luoyang Glass Co., Ltd. Class H (a)(c)	42,000	44,126
Lushang Health Industry Development Co., Ltd. Class A	300	459
Luxshare Precision Industry Co., Ltd. Class A	44,908	206,079
Luye Pharma Group, Ltd. (a)(b)(c)	147,000	68,933
Luzhou Laojiao Co., Ltd. Class A	8,500	275,534
Maanshan Iron & Steel Co., Ltd. Class A	178,600	72,536
Security Description	Shares	Value
Mango Excellent Media Co., Ltd. Class A	1,400	$6,074
Maxscend Microelectronics Co., Ltd. Class A	2,592	42,820
Mayinglong Pharmaceutical Group Co., Ltd. Class A	16,600	54,223
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	38,800	34,376
Meituan Class B (a)(b)	264,338	5,916,739
Metallurgical Corp. of China, Ltd. Class H	315,000	69,821
Microport Scientific Corp. (a)(c)	53,363	140,502
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	8,100	136,576
Ming Yuan Cloud Group Holdings, Ltd. (c)	34,000	30,581
Minth Group, Ltd.	58,000	157,169
MLS Co., Ltd. Class A	25,600	30,007
Montnets Cloud Technology Group Co., Ltd. Class A (a)	17,500	28,404
Muyuan Foods Co., Ltd. Class A	29,314	206,546
NanJi E-Commerce Co., Ltd. Class A	32,100	22,316
Nanjing Hanrui Cobalt Co., Ltd. Class A	1,000	5,789
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	17,447	45,491
NARI Technology Co., Ltd. Class A	38,280	134,998
NAURA Technology Group Co., Ltd. Class A	700	22,794
NavInfo Co., Ltd. Class A	22,700	36,155
NetDragon Websoft Holdings, Ltd.	43,500	93,410
NetEase, Inc. ADR	26,560	1,929,053
New China Life Insurance Co., Ltd. Class A	8,600	37,389
New China Life Insurance Co., Ltd. Class H	57,400	140,467
New Hope Liuhe Co., Ltd. Class A (a)	27,100	50,566
New Oriental Education & Technology Group, Inc. ADR (a)	11,298	393,396
Newborn Town, Inc. (a)	110,000	26,637
Newland Digital Technology Co., Ltd. Class A	17,699	33,281
Ningbo Huaxiang Electronic Co., Ltd. Class A	19,800	39,778
Ningbo Orient Wires & Cables Co., Ltd. Class A	2,400	23,529
Ningbo Sanxing Medical Electric Co., Ltd. Class A	35,100	68,385

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ningbo Tuopu Group Co., Ltd. Class A	22,600	$191,348
Ningbo Xusheng Group Co., Ltd. Class A	13,120	61,136
NIO, Inc. ADR (a)	94,322	919,639
Niu Technologies ADR (a)	2,792	14,602
Noah Holdings, Ltd. ADR (a)	2,072	32,116
Nongfu Spring Co., Ltd. Class H (b)	45,400	256,522
Offcn Education Technology Co., Ltd. Class A (a)	23,300	15,592
Offshore Oil Engineering Co., Ltd. Class A	25,500	22,335
Oppein Home Group, Inc. Class A	9,980	175,299
Orient Securities Co., Ltd. Class A	38,456	49,690
PCI Technology Group Co., Ltd. Class A	42,590	32,502
People's Insurance Co. Group of China, Ltd. Class A	21,800	16,447
People's Insurance Co. Group of China, Ltd. Class H (a)	403,000	133,732
Perfect World Co., Ltd. Class A	16,200	29,783
PetroChina Co., Ltd. Class H	765,208	350,008
Pharmaron Beijing Co., Ltd. Class A	8,700	85,506
PhiChem Corp. Class A	9,900	24,568
PICC Property & Casualty Co., Ltd. Class H	610,433	579,544
Pinduoduo, Inc. ADR (a)	31,179	2,542,647
Ping An Bank Co., Ltd. Class A	111,400	211,888
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	26,200	71,501
Ping An Insurance Group Co. of China, Ltd. Class A	34,300	233,001
Ping An Insurance Group Co. of China, Ltd. Class H	390,682	2,585,375
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	93,000	145,303
Poly Developments & Holdings Group Co., Ltd. Class A	47,300	103,435
Poly Property Group Co., Ltd.	216,155	48,466
Pop Mart International Group, Ltd. (b)(c)	18,400	46,725
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	314,000	195,120
Pylon Technologies Co., Ltd. Class A	1,682	76,736
Qianhe Condiment & Food Co., Ltd. Class A	26,648	80,034
Qingdao East Steel Tower Stock Co., Ltd. Class A	44,200	52,959
Qudian, Inc. ADR (a)	9,956	9,488
Rainbow Digital Commercial Co., Ltd. Class A	27,500	27,346
Security Description	Shares	Value
Red Avenue New Materials Group Co., Ltd. Class A	2,100	$9,357
RLX Technology, Inc. ADR (a)(c)	46,265	106,409
Roshow Technology Co., Ltd. Class A (a)	21,100	28,148
SAIC Motor Corp., Ltd. Class A	30,700	63,939
Sailun Group Co., Ltd. Class A	64,200	92,976
Sany Heavy Industry Co., Ltd. Class A	38,400	87,691
Satellite Chemical Co., Ltd. Class A	52,591	117,817
Seazen Group, Ltd. (a)	112,952	41,824
Seazen Holdings Co., Ltd. Class A (a)	13,200	39,111
SF Holding Co., Ltd. Class A	12,700	106,022
Shaanxi Coal Industry Co., Ltd. Class A	55,900	150,115
Shandong Chenming Paper Holdings, Ltd. Class H (a)	45,350	14,352
Shandong Dawn Polymer Co., Ltd. Class A	5,900	15,076
Shandong Denghai Seeds Co., Ltd. Class A	3,400	9,740
Shandong Gold Mining Co., Ltd. Class A	31,360	86,844
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	14,900	49,854
Shandong Hi-Speed New Energy Group, Ltd. (a)(c)	450,400	3,751
Shandong Linglong Tyre Co., Ltd. Class A	14,000	41,440
Shandong Molong Petroleum Machinery Co., Ltd. Class A (a)	110,900	67,641
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	162,400	266,750
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	27,500	119,637
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (a)	21,160	42,511
Shang Gong Group Co., Ltd. Class B	147,600	52,693
Shanghai AtHub Co., Ltd. Class A	20,020	68,085
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	27,136	146,527
Shanghai Baosight Software Co., Ltd. Class A	12,343	79,922
Shanghai Baosight Software Co., Ltd. Class B	61,990	191,859
Shanghai Belling Co., Ltd. Class A	17,500	44,086

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	105,000	$64,470
Shanghai Daimay Automotive Interior Co., Ltd. Class A	27,388	63,652
Shanghai Electric Group Co., Ltd. Class H (a)	322,418	72,705
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	35,551	69,521
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	10,500	53,480
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	25,000	80,077
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	30,000	113,390
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	135,000	60,020
Shanghai Haixin Group Co. Class B	174,713	58,179
Shanghai Haohai Biological Technology Co., Ltd. Class H (b)	8,500	40,132
Shanghai Henlius Biotech, Inc. Class H (a)(b)	1,400	2,296
Shanghai Industrial Holdings, Ltd.	36,000	44,510
Shanghai International Airport Co., Ltd. Class A (a)	12,400	103,428
Shanghai International Port Group Co., Ltd. Class A	95,800	73,939
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	105,396	73,988
Shanghai Jinjiang International Travel Co., Ltd. Class B	47,474	69,312
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	22,900	36,739
Shanghai Junshi Biosciences Co., Ltd. Class A (a)	7,737	70,002
Shanghai Lingyun Industries Development Co., Ltd. Class B (a)	238,700	134,627
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	148,564	120,040
Shanghai M&G Stationery, Inc. Class A	7,996	63,539
Shanghai Mechanical & Electrical Industry Co., Ltd. Class B	45,684	46,643
Shanghai Medicilon, Inc. Class A	2,465	76,203
Security Description	Shares	Value
Shanghai New Power Automotive Technology Co., Ltd. Class B	167,700	$66,912
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	16,600	42,778
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	50,200	83,485
Shanghai Pudong Development Bank Co., Ltd. Class A	69,600	73,233
Shanghai Putailai New Energy Technology Co., Ltd. Class A	19,280	144,596
Shanghai RAAS Blood Products Co., Ltd. Class A	40,100	36,745
Shanghai Runda Medical Technology Co., Ltd. Class A (a)	27,700	40,476
Shanghai Wanye Enterprises Co., Ltd. Class A	27,200	69,702
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	18,100	29,666
Shanghai Zhenhua Heavy Industries Co., Ltd. Class B	129,700	32,166
Shanxi Blue Flame Holding Co., Ltd. Class A	38,600	48,481
Shanxi Coking Coal Energy Group Co., Ltd. Class A	62,970	106,029
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	35,500	86,456
Shanxi Meijin Energy Co., Ltd. Class A	34,400	44,847
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	9,900	407,785
Shengda Resources Co., Ltd. Class A (a)	19,000	34,491
Shengyi Technology Co., Ltd. Class A	19,000	39,572
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	300	5,423
Shenzhen Agricultural Products Group Co., Ltd. Class A	67,000	55,197
Shenzhen Aisidi Co., Ltd. Class A	48,000	65,768
Shenzhen Capchem Technology Co., Ltd. Class A	3,680	23,121
Shenzhen Das Intellitech Co., Ltd. Class A (a)	109,883	54,951
Shenzhen Expressway Corp., Ltd. Class H	29,000	25,006
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	36,400	50,926
Shenzhen Gas Corp., Ltd. Class A	43,600	41,213
Shenzhen Gongjin Electronics Co., Ltd. Class A	26,600	30,564
Shenzhen H&T Intelligent Control Co., Ltd. Class A	21,200	44,674

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Huaqiang Industry Co., Ltd. Class A	19,800	$34,942
Shenzhen Investment, Ltd.	240,197	41,238
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,620	21,054
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	13,300	19,780
Shenzhen Kinwong Electronic Co., Ltd. Class A	11,620	33,992
Shenzhen Megmeet Electrical Co., Ltd. Class A	13,300	49,902
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	3,700	168,972
Shenzhen MTC Co., Ltd. Class A (a)	122,900	61,993
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (a)	87,593	42,031
Shenzhen SC New Energy Technology Corp. Class A	600	9,888
Shenzhen Senior Technology Material Co., Ltd. Class A	10,940	33,616
Shenzhen Sunlord Electronics Co., Ltd. Class A	12,600	47,677
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	15,900	22,774
Shenzhen World Union Group, Inc. Class A (a)	14,800	7,038
Shenzhen Ysstech Info-tech Co., Ltd. Class A	127,300	151,056
Shenzhou International Group Holdings, Ltd.	39,187	440,825
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (a)	51,000	41,426
Shimao Group Holdings, Ltd. (a)(d)	139,500	19,750
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	11,800	45,383
Sichuan New Energy Power Co., Ltd. (a)	13,900	35,841
Sichuan Yahua Industrial Group Co., Ltd. Class A	3,600	12,097
Sinofibers Technology Co., Ltd. Class A	1,900	13,497
Sinoma Science & Technology Co., Ltd. Class A	21,400	66,283
Sino-Ocean Group Holding, Ltd. (c)	616,711	86,127
Sinopec Oilfield Service Corp. Class A (a)	133,300	38,147
Sinopec Oilfield Service Corp. Class H (a)	6,000	392
Sinopec Shanghai Petrochemical Co., Ltd. Class H	450,878	76,254
Sinopharm Group Co., Ltd. Class H	90,000	228,778
Security Description	Shares	Value
Sinotrans, Ltd. Class H	173,000	$56,300
Sinotruk Hong Kong, Ltd. (c)	25,000	34,850
SITC International Holdings Co., Ltd.	142,000	315,841
Skshu Paint Co., Ltd. Class A (a)	13,919	228,998
Skyworth Digital Co., Ltd. Class A	31,100	62,660
Smoore International Holdings, Ltd. (b)(c)	95,000	147,522
Sohu.com, Ltd. ADR (a)	3,326	45,599
SooChow Securities Co., Ltd. Class A	45,190	42,650
SOS, Ltd. ADR (a)	16	44
South Manganese Investment, Ltd. (a)(c)	396,000	32,472
State Grid Information & Communication Co., Ltd. Class A	6,300	13,622
STO Express Co., Ltd. Class A (a)	18,094	27,015
Sun Art Retail Group, Ltd.	169,500	55,595
Sunac China Holdings, Ltd. (a)(d)	222,000	32,568
Sunac Services Holdings, Ltd. (b)(c)	8,751	4,709
Sungrow Power Supply Co., Ltd. Class A	12,000	193,905
Suning Universal Co., Ltd. Class A	77,600	37,012
Sunny Optical Technology Group Co., Ltd.	51,829	616,573
Sunresin New Materials Co., Ltd. Class A	2,450	24,642
Sunward Intelligent Equipment Co., Ltd. Class A (a)	66,600	56,696
Sunwoda Electronic Co., Ltd. Class A	16,600	50,744
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	14,000	50,040
Suzhou Maxwell Technologies Co., Ltd. Class A	864	51,429
Taiji Computer Corp., Ltd. Class A	14,879	60,494
TAL Education Group ADR (a)	31,035	218,797
TCL Electronics Holdings, Ltd. (a)	98,000	39,301
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	22,700	123,558
Tencent Holdings, Ltd.	383,796	16,423,919
Tencent Music Entertainment Group ADR (a)	14,012	116,019
Tianma Microelectronics Co., Ltd. Class A	20,700	25,909
Tianneng Power International, Ltd. (c)	74,000	78,125

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tianshui Huatian Technology Co., Ltd. Class A	46,600	$55,835
Tibet Summit Resources Co., Ltd. Class A (a)	8,500	28,158
Times China Holdings, Ltd. (a)(c)	35,000	6,771
Tingyi Cayman Islands Holding Corp.	230,383	406,752
Tong Ren Tang Technologies Co., Ltd. Class H	100,000	72,390
Tongcheng Travel Holdings, Ltd. (a)	38,000	91,434
TongFu Microelectronics Co., Ltd. Class A (a)	26,000	61,929
Tongwei Co., Ltd. Class A	25,800	143,863
Topchoice Medical Corp. Class A (a)	7,400	163,629
TravelSky Technology, Ltd. Class H	74,000	156,439
Trip.com Group, Ltd. ADR (a)	29,614	1,018,722
Tsingtao Brewery Co., Ltd. Class H	48,000	474,161
Tuya, Inc. ADR (a)(c)	7,143	13,643
Unigroup Guoxin Microelectronics Co., Ltd. Class A	10,199	194,314
Uni-President China Holdings, Ltd.	141,000	141,091
Unisplendour Corp., Ltd. Class A	18,120	51,095
Universal Scientific Industrial Shanghai Co., Ltd. Class A	19,000	44,570
Up Fintech Holding, Ltd. ADR (a)(c)	12,627	43,058
Uxin, Ltd. (a)(c)	4,144	11,935
Valiant Co., Ltd. Class A	21,700	45,979
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	4,500	8,222
Vipshop Holdings, Ltd. ADR (a)	30,546	416,647
Visionox Technology, Inc. Class A (a)	28,800	26,390
Visual China Group Co., Ltd. Class A	20,100	35,733
Viva Biotech Holdings (a)(b)	19,500	4,372
Vnet Group, Inc. ADR (a)	7,592	43,047
Walvax Biotechnology Co., Ltd. Class A	6,000	34,853
Wangneng Environment Co., Ltd. Class A	18,800	49,019
Wanhua Chemical Group Co., Ltd. Class A	13,700	183,456
Want Want China Holdings, Ltd.	492,287	329,245
Wasu Media Holding Co., Ltd. Class A	32,000	34,642
Weibo Corp. ADR (a)	3,180	60,802
Weichai Power Co., Ltd. Class A	97,300	143,162
Security Description	Shares	Value
Weichai Power Co., Ltd. Class H	38,000	$51,024
Weimob, Inc. (a)(b)(c)	157,000	133,969
West China Cement, Ltd.	294,000	34,655
Westone Information Industry, Inc. Class A	9,700	42,802
Will Semiconductor Co., Ltd. Shanghai Class A	6,355	70,808
Wingtech Technology Co., Ltd. Class A	2,200	16,719
Winning Health Technology Group Co., Ltd. Class A	79,200	117,675
Wuhan Guide Infrared Co., Ltd. Class A	52,794	83,935
Wuliangye Yibin Co., Ltd. Class A	21,544	562,635
WUS Printed Circuit Kunshan Co., Ltd. Class A	21,150	36,377
Wushang Group Co., Ltd. Class A	1,000	1,619
WuXi AppTec Co., Ltd. Class A	24,540	287,293
Wuxi Biologics Cayman, Inc. (a)(b)	212,280	1,627,808
Wuxi Shangji Automation Co., Ltd. Class A	14,582	223,087
Wuxi Taiji Industry Co., Ltd. Class A	38,200	28,489
XD, Inc. (a)	29,200	80,810
Xiamen Faratronic Co., Ltd. Class A	7,400	170,998
Xiamen Intretech, Inc. Class A	13,560	32,377
Xiamen ITG Group Corp., Ltd. Class A	39,700	40,969
Xiamen Kingdomway Group Co. Class A	18,900	56,600
Xianhe Co., Ltd. Class A	1,000	4,404
Xiaomi Corp. Class B (a)(b)	785,443	1,100,935
Xilinmen Furniture Co., Ltd. Class A	23,400	96,558
Xinhuanet Co., Ltd. Class A	14,100	35,419
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	27,300	43,403
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	23,659	21,067
Xinjiang Xintai Natural Gas Co., Ltd. Class A	19,092	60,073
Xinte Energy Co., Ltd. Class H (c)	22,400	41,442
Xinyi Glass Holdings, Ltd.	246,721	459,622
Xinyi Solar Holdings, Ltd.	276,228	305,782
XPeng, Inc. ADR (a)	13,581	134,995
Xtep International Holdings, Ltd. (c)	96,965	107,960
Yadea Group Holdings, Ltd. (b)	72,000	120,477
Yangzijiang Shipbuilding Holdings, Ltd.	239,800	243,161

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Yankuang Energy Group Co., Ltd. Class H	154,882	$472,289
Yantai Changyu Pioneer Wine Co., Ltd. Class B	27,553	40,809
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	35,400	84,729
Yantai Eddie Precision Machinery Co., Ltd. Class A	21,081	45,460
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	8,900	35,902
Yantai Zhenghai Magnetic Material Co., Ltd. Class A (a)	17,000	30,787
Yatsen Holding, Ltd. ADR (a)	16,000	23,360
Yeahka, Ltd. (a)(c)	8,000	21,474
YGSOFT, Inc. Class A	57,918	63,536
Yidu Tech, Inc. (a)(b)(c)	31,600	24,697
Yifan Pharmaceutical Co., Ltd. Class A (a)	22,100	39,129
Yifeng Pharmacy Chain Co., Ltd. Class A	12,998	119,932
Yihai International Holding, Ltd. (a)(c)	20,000	70,724
Yixintang Pharmaceutical Group Co., Ltd. Class A	11,800	53,740
Yonyou Network Technology Co., Ltd. Class A	21,420	74,828
Youdao, Inc. ADR (a)	7,143	38,429
YTO Express Group Co., Ltd. Class A	26,500	76,947
Yum China Holdings, Inc.	30,018	1,640,484
Yunda Holding Co., Ltd. Class A	21,830	45,371
Yunnan Energy New Material Co., Ltd. Class A	8,800	166,986
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (a)	91,700	123,524
Zai Lab, Ltd. ADR (a)	4,748	145,764
ZBOM Home Collection Co., Ltd. Class A	700	2,720
Zhaojin Mining Industry Co., Ltd. Class H (a)	58,500	65,059
Zhejiang Century Huatong Group Co., Ltd. Class A (a)	129,218	71,156
Zhejiang Crystal-Optech Co., Ltd. Class A	21,100	35,955
Zhejiang Dahua Technology Co., Ltd. Class A	17,500	28,607
Zhejiang Dingli Machinery Co., Ltd. Class A	10,420	72,064
Zhejiang Expressway Co., Ltd. Class H	178,000	137,064
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	40,300	40,831
Zhejiang Huayou Cobalt Co., Ltd. Class A	3,670	29,508
Security Description	Shares	Value
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	15,836	$58,502
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	13,280	54,184
Zhejiang Jingu Co., Ltd. Class A (a)	8,500	7,420
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	28,760	50,629
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (a)	83,800	38,152
Zhejiang JIULI Hi-tech Metals Co., Ltd. Class A	35,100	84,416
Zhejiang Medicine Co., Ltd. Class A	22,100	37,340
Zhejiang Meida Industrial Co., Ltd. Class A	34,400	55,089
Zhejiang Narada Power Source Co., Ltd. Class A (a)	24,400	75,117
Zhejiang NHU Co., Ltd. Class A	18,124	49,116
Zhejiang Semir Garment Co., Ltd. Class A	27,500	20,827
Zhejiang Shibao Co., Ltd. Class A (a)	55,900	74,896
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	700	1,980
Zhejiang Supor Co., Ltd. Class A	7,990	57,117
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	35,900	58,633
Zhejiang Yasha Decoration Co., Ltd. Class A	66,900	42,545
Zhejiang Yongtai Technology Co., Ltd. Class A	31,607	99,725
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	36,800	32,345
Zhihu, Inc. ADR (a)	7,857	10,214
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	17,500	48,207
Zhongsheng Group Holdings, Ltd.	42,500	218,627
Zhongtian Financial Group Co., Ltd. Class A (a)	92,600	20,209
Zhuzhou CRRC Times Electric Co., Ltd.	58,900	292,427
Zijin Mining Group Co., Ltd. Class H	672,506	911,615
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	84,800	66,675
ZTE Corp. Class A	9,500	35,507
ZTE Corp. Class H	74,440	164,046
ZTO Express Cayman, Inc. ADR	33,512	900,467
		147,984,718

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
HONG KONG — 0.5%
CT Environmental Group Ltd (c)(d)	438,000	$—
Alibaba Pictures Group, Ltd. (a)(c)	890,107	65,005
China Fiber Optic Network System Group, Ltd. (d)	686,800	—
China First Capital Group, Ltd. (a)	66,800	625
China High Speed Transmission Equipment Group Co., Ltd. (a)	8,000	3,598
China Huishan Dairy Holdings Co., Ltd. (d)	549,000	—
China Investment Fund Co., Ltd. (a)	24,000	10,455
Chongsing Holdings,Ltd. (d)	2,260,000	—
Citychamp Watch & Jewellery Group, Ltd. (a)	324,000	50,645
Comba Telecom Systems Holdings, Ltd. (c)	241,847	41,522
Digital China Holdings, Ltd.	105,000	51,121
Fullshare Holdings, Ltd. (a)(c)	31,100	422
Guotai Junan International Holdings, Ltd.	18,000	1,660
Hi Sun Technology China, Ltd. (a)(c)	174,000	18,949
Huabao International Holdings, Ltd. (c)	43,000	22,203
Huiyuan Juice Group, Ltd. (d)	157,000	—
National Agricultural Holdings, Ltd. (c)(d)	112,000	—
Nine Dragons Paper Holdings, Ltd.	128,000	116,767
Sino Biopharmaceutical, Ltd.	806,000	471,934
Skyworth Group, Ltd.	84,755	36,378
Solargiga Energy Holdings, Ltd.	1,048,000	36,925
SSY Group, Ltd.	244,691	135,122
Super Hi International Holding, Ltd. (a)(c)	5,000	6,368
Tech-Pro, Inc. (c)(d)	1,684,800	—
United Energy Group, Ltd.	218,000	21,507
United Laboratories International Holdings, Ltd.	76,000	47,713
Vinda International Holdings, Ltd.	31,000	91,352
Wasion Holdings, Ltd.	8,000	2,665
WH Group, Ltd. (b)	515,759	300,008
		1,532,944
INDIA — 25.0%
Aarti Drugs, Ltd.	2,771	15,411
Aavas Financiers, Ltd. (a)	6,319	140,988
Adani Enterprises, Ltd.	8,142	379,725
Adani Green Energy, Ltd. (a)	25,539	596,352
Adani Ports & Special Economic Zone, Ltd.	77,998	771,306
Security Description	Shares	Value
Adani Power, Ltd. (a)	64,879	$234,915
Adani Total Gas, Ltd.	17,203	767,897
Adani Transmission, Ltd. (a)	16,212	507,397
Affle India, Ltd. (a)	707	9,253
AIA Engineering, Ltd.	7,165	222,143
Ajanta Pharma, Ltd.	4,354	63,784
Alembic Pharmaceuticals, Ltd.	9,025	62,498
Alok Industries, Ltd. (a)	302,022	56,768
Amber Enterprises India, Ltd. (a)	508	11,613
APL Apollo Tubes, Ltd.	3,932	51,901
Apollo Hospitals Enterprise, Ltd.	17,546	949,643
Apollo Tyres, Ltd.	43,554	170,731
Ashok Leyland, Ltd.	43,465	75,340
Asian Paints, Ltd.	22,239	830,071
Astral, Ltd.	2,009	47,691
AstraZeneca Pharma India, Ltd.	7,013	279,498
AU Small Finance Bank, Ltd. (b)	13,335	105,489
Aurobindo Pharma, Ltd.	29,863	158,213
Avenue Supermarts, Ltd. (a)(b)	4,592	225,839
Axis Bank, Ltd.	139,907	1,579,091
Azure Power Global, Ltd. (a)(c)	1,325	5,711
Bajaj Auto, Ltd.	5,263	230,041
Bajaj Electricals, Ltd.	20,555	301,728
Bajaj Finance, Ltd.	14,976	1,190,260
Bajaj Finserv, Ltd.	25,280	472,980
Bajaj Hindusthan Sugar, Ltd. (a)	378,684	78,730
Balkrishna Industries, Ltd.	3,817	98,332
Bandhan Bank, Ltd. (a)(b)	43,946	124,407
Bank of Baroda	42,449	95,283
BEML, Ltd.	6,077	107,855
BEML, Ltd.	6,425	29,119
Bharat Electronics, Ltd.	268,501	324,226
Bharat Forge, Ltd.	23,199	246,726
Bharat Heavy Electricals, Ltd.	203,878	195,179
Bharat Petroleum Corp., Ltd.	48,900	195,352
Bharti Airtel, Ltd.	176,620	1,720,940
Biocon, Ltd.	111,978	354,423
Birlasoft, Ltd.	45,108	162,891
Bosch, Ltd.	648	135,225
Brightcom Group, Ltd. (e)	256,614	91,194
Britannia Industries, Ltd.	4,007	208,630
Can Fin Homes, Ltd.	51,901	335,666
Carysil, Ltd.	9,543	54,030
Cholamandalam Financial Holdings, Ltd.	30,167	200,755
Cholamandalam Investment & Finance Co., Ltd.	53,281	465,573
Cipla, Ltd.	73,839	960,318
City Union Bank, Ltd.	249	543
Coal India, Ltd.	115,690	314,711
Crompton Greaves Consumer Electricals, Ltd.	23,377	95,071

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dabur India, Ltd.	28,987	$196,721
DCB Bank, Ltd.	62,540	95,779
Deepak Nitrite, Ltd.	2,531	60,737
Dhani Services, Ltd. (a)	21,503	10,761
Dish TV India, Ltd. (a)	125,473	27,906
Dishman Carbogen Amcis, Ltd. (a)	3,772	4,327
Divi's Laboratories, Ltd.	7,645	315,411
Dixon Technologies India, Ltd.	7,840	370,024
DLF, Ltd.	55,874	253,267
Dr Lal PathLabs, Ltd. (b)	6,669	182,219
Dr Reddy's Laboratories, Ltd.	9,002	461,095
Edelweiss Financial Services, Ltd.	33,723	26,109
Eicher Motors, Ltd.	8,456	329,915
Elecon Engineering Co., Ltd.	20,085	88,517
Emami, Ltd.	10,835	55,668
Escorts, Ltd.	22,719	587,720
Federal Bank, Ltd.	137,411	230,956
Fine Organic Industries, Ltd.	23	1,596
Fortis Healthcare, Ltd. (a)	39,962	138,198
Future Retail, Ltd. (a)	46,206	1,703
GAIL India, Ltd.	211,022	244,998
Gillette India, Ltd.	856	52,078
Glenmark Pharmaceuticals, Ltd.	16,111	82,600
GMR Airports Infrastructure, Ltd. (a)	529,727	254,522
Godrej Consumer Products, Ltd. (a)	40,752	430,549
Godrej Industries, Ltd. (a)	15,640	81,272
Godrej Properties, Ltd. (a)	2,224	32,923
Granules India, Ltd.	51,127	197,018
Graphite India, Ltd.	2,624	11,842
Grasim Industries, Ltd.	12,275	255,723
GTL Infrastructure, Ltd. (a)	3,722,489	53,995
Gujarat Pipavav Port, Ltd.	40,057	48,734
Havells India, Ltd.	29,164	387,755
HCL Technologies, Ltd.	81,428	1,022,944
HDFC Bank, Ltd.	183,937	3,619,933
HDFC Life Insurance Co., Ltd. (b)	28,929	198,006
HEG, Ltd.	1,787	22,256
Hero MotoCorp, Ltd.	10,265	339,832
HFCL, Ltd.	89,367	79,613
Hikal, Ltd.	8,724	43,246
Hindalco Industries, Ltd.	94,721	541,958
Hindustan Construction Co., Ltd. (a)	528,546	128,415
Hindustan Copper, Ltd.	22,270	29,503
Hindustan Petroleum Corp., Ltd.	45,703	129,905
Hindustan Unilever, Ltd.	71,413	2,210,713
Hindustan Zinc, Ltd.	128,315	498,960
Housing Development Finance Corp., Ltd.	136,373	4,347,847
ICICI Bank, Ltd. ADR	171,089	3,745,138
Security Description	Shares	Value
ICICI Bank, Ltd.	603	$6,493
ICICI Lombard General Insurance Co., Ltd. (b)	2,074	31,006
ICICI Prudential Life Insurance Co., Ltd. (b)	9,859	53,782
IDFC First Bank, Ltd. (a)	99,111	70,443
IDFC, Ltd.	138,365	135,973
IIFL Finance, Ltd.	91,552	532,513
India Cements, Ltd.	31,210	82,411
Indiabulls Housing Finance, Ltd. (a)	36,873	68,950
Indiabulls Real Estate, Ltd. (a)	29,432	28,852
IndiaMart InterMesh, Ltd. (b)	366	19,110
Indian Hotels Co., Ltd.	227,810	877,453
Indian Oil Corp., Ltd.	277,104	256,237
Indus Towers, Ltd.	62,098	142,954
Infibeam Avenues, Ltd.	776,942	155,896
Info Edge India, Ltd.	2,767	131,512
Infosys, Ltd. ADR	282,245	5,083,232
InterGlobe Aviation, Ltd. (a)(b)	6,274	152,258
IOL Chemicals & Pharmaceuticals, Ltd.	1,895	8,550
Ipca Laboratories, Ltd.	24,132	245,929
ITC, Ltd. GDR	191,979	767,916
Jaiprakash Power Ventures, Ltd. (a)	1,281,281	116,931
Jindal Steel & Power, Ltd.	50,925	357,392
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	2,350	31,336
JSW Energy, Ltd.	48,716	169,355
JSW Steel, Ltd.	123,524	1,146,774
Jubilant Foodworks, Ltd.	40,589	250,731
Jubilant Ingrevia, Ltd.	9,475	60,534
Jubilant Pharmova, Ltd.	9,139	41,398
Just Dial, Ltd. (a)	662	4,808
Karnataka Bank, Ltd.	53,588	98,554
Kaveri Seed Co., Ltd.	10,421	65,092
Kotak Mahindra Bank, Ltd.	71,310	1,575,017
Larsen & Toubro, Ltd. GDR	42,083	1,064,700
Laurus Labs, Ltd. (b)	79,231	359,379
Lemon Tree Hotels, Ltd. (a)(b)	271,656	281,244
LIC Housing Finance, Ltd.	33,781	169,109
LTIMindtree, Ltd. (b)	7,543	398,020
Lupin, Ltd.	21,448	190,214
Mahindra & Mahindra Financial Services, Ltd.	67,930	192,631
Mahindra & Mahindra, Ltd.	95,077	1,435,636
MakeMyTrip, Ltd. (a)(c)	9,661	266,354
Manappuram Finance, Ltd.	55,786	78,322
Marico, Ltd.	45,508	280,458
Marksans Pharma, Ltd.	216,005	152,089
Maruti Suzuki India, Ltd.	7,106	721,045
Max Financial Services, Ltd. (a)	13,203	108,123
Meghmani Finechem, Ltd. (a)	1,782	26,888
Motherson Sumi Wiring India, Ltd.	125,615	88,521

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Muthoot Finance, Ltd.	9,032	$116,058
Natco Pharma, Ltd.	8,615	58,487
Navin Fluorine International, Ltd.	4,999	245,886
NCC, Ltd.	75,953	77,027
Nestle India, Ltd.	1,873	443,878
NOCIL, Ltd.	13,091	36,869
NTPC, Ltd.	126,571	254,657
Oberoi Realty, Ltd.	307	3,221
Oil & Natural Gas Corp., Ltd.	296,294	525,579
Olectra Greentech, Ltd.	13,592	81,317
One 97 Communications, Ltd. (a)	10,666	68,459
Page Industries, Ltd.	675	349,508
PI Industries, Ltd.	7,718	319,047
Piramal Enterprises, Ltd.	4,212	42,176
Piramal Pharma, Ltd. (a)	18,272	25,322
PNB Housing Finance, Ltd. (a)(b)	36,369	234,554
Power Finance Corp., Ltd.	70,686	120,601
Power Grid Corp. of India, Ltd.	95,607	246,963
Rajesh Exports, Ltd.	22,964	203,104
RattanIndia Infrastructure, Ltd. (a)	199,680	102,097
RattanIndia Power, Ltd. (a)	1,384,551	66,106
Raymond, Ltd.	7,929	140,955
RBL Bank, Ltd. (a)(b)	47,659	103,349
REC, Ltd.	84,420	118,880
Reliance Industries, Ltd. GDR (b)	116,505	7,165,057
Reliance Infrastructure, Ltd. (a)	66,180	110,153
Reliance Power, Ltd. (a)	461,662	80,078
Religare Enterprises, Ltd. (a)	36,885	77,421
Route Mobile, Ltd.	5,165	75,892
Samvardhana Motherson International, Ltd.	122,769	110,037
SBI Life Insurance Co., Ltd. (b)	16,137	240,173
Sequent Scientific, Ltd. (a)	93,271	98,761
Shilpa Medicare, Ltd.	11,522	38,766
Shree Renuka Sugars, Ltd. (a)	208,067	146,248
Shriram Finance, Ltd.	16,664	277,344
Siemens, Ltd. (a)	23,608	806,547
Solara Active Pharma Sciences, Ltd. (a)	1,120	5,824
South Indian Bank, Ltd. (a)	446,301	101,420
SpiceJet, Ltd. (a)	57,157	26,772
State Bank of India	142,713	1,058,660
Steel Authority of India, Ltd.	183,586	183,408
Strides Pharma Science, Ltd. (a)	12,621	53,372
Subex, Ltd. (a)	102,991	42,202
Sun Pharma Advanced Research Co., Ltd. (a)	23,250	58,624
Sun Pharmaceutical Industries, Ltd.	96,983	1,173,925
Suzlon Energy, Ltd. (a)	879,127	112,640
Tarsons Products, Ltd. (a)	9,411	78,998
Security Description	Shares	Value
Tata Communications, Ltd.	2,628	$40,484
Tata Consultancy Services, Ltd.	73,528	2,894,460
Tata Consumer Products, Ltd.	13,430	124,503
Tata Elxsi, Ltd.	1,262	95,888
Tata Motors, Ltd. (a)	132,943	623,416
Tata Steel, Ltd.	304,664	414,848
Tata Teleservices Maharashtra, Ltd. (a)	172,708	193,626
TCI Express, Ltd.	969	21,009
Tech Mahindra, Ltd.	40,757	500,730
Thyrocare Technologies, Ltd. (b)	31,004	231,846
Titan Co., Ltd.	14,267	447,945
Torrent Pharmaceuticals, Ltd.	12,917	242,102
Trent, Ltd.	5,144	84,024
TVS Motor Co., Ltd.	31,625	414,913
Ujjivan Financial Services, Ltd. (a)	15,560	52,296
UltraTech Cement, Ltd.	5,470	460,123
United Breweries, Ltd.	6,241	128,230
United Spirits, Ltd. (a)	39,892	423,150
UPL, Ltd.	35,559	307,815
Vakrangee, Ltd.	145,195	48,703
Vedanta, Ltd.	50,004	186,404
V-Mart Retail, Ltd.	2,621	90,065
Vodafone Idea, Ltd. (a)	651,330	62,196
Wipro, Ltd. ADR	199,067	927,652
WNS Holdings, Ltd. ADR (a)	7,720	617,523
Wockhardt, Ltd. (a)	24,121	65,033
Yes Bank, Ltd. (a)	162,974	40,581
Zee Entertainment Enterprises, Ltd.	64,550	187,299
Zomato, Ltd. (a)	174,174	124,846
Zydus Lifesciences, Ltd.	21,937	111,356
		84,491,976
INDONESIA — 3.1%
Ace Hardware Indonesia Tbk PT	1,818,700	57,946
Adaro Energy Indonesia Tbk PT	1,534,700	379,547
Adaro Minerals Indonesia Tbk PT (a)	609,100	66,319
AKR Corporindo Tbk PT	495,300	44,543
Astra International Tbk PT	1,932,951	707,745
Bank Central Asia Tbk PT	4,777,575	2,623,945
Bank Jago Tbk PT (a)	121,800	29,105
Bank Mandiri Persero Tbk PT	1,928,340	1,229,406
Bank MNC Internasional Tbk PT (a)	3,065,000	19,885
Bank Negara Indonesia Persero Tbk PT	424,600	251,610
Bank Rakyat Indonesia Persero Tbk PT	5,867,731	1,861,994
Barito Pacific Tbk PT	1,516,056	73,526
Berkah Beton Sadaya Tbk PT	1,278,500	60,773

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Chandra Asri Petrochemical Tbk PT	472,112	$77,940
Charoen Pokphand Indonesia Tbk PT	442,000	160,418
Ciputra Development Tbk PT	701,596	42,364
Elang Mahkota Teknologi Tbk PT	788,300	52,157
GoTo Gojek Tokopedia Tbk PT (a)	52,281,900	305,614
Gudang Garam Tbk PT	1,900	2,197
Indah Kiat Pulp & Paper Tbk PT	167,600	93,933
Indocement Tunggal Prakarsa Tbk PT	216,325	137,570
Kalbe Farma Tbk PT	771,400	103,564
Lippo Karawaci Tbk PT (a)	3,073,610	15,598
Matahari Department Store Tbk PT	15,600	4,760
Media Nusantara Citra Tbk PT (a)	317,900	15,111
Pabrik Kertas Tjiwi Kimia Tbk PT	60,700	27,489
Pakuwon Jati Tbk PT	1,741,700	51,017
Perusahaan Gas Negara Tbk PT	1,217,640	137,662
PP Persero Tbk PT (a)	594,276	27,294
Semen Indonesia Persero Tbk PT	471,661	199,208
Summarecon Agung Tbk PT	747,327	29,043
Telkom Indonesia Persero Tbk PT	4,367,494	1,052,070
Tower Bersama Infrastructure Tbk PT	735,900	108,725
Transcoal Pacific Tbk PT	68,900	35,186
Unilever Indonesia Tbk PT	253,800	76,625
United Tractors Tbk PT	144,145	241,438
Wijaya Karya Persero Tbk PT (a)	562,257	28,894
		10,432,221
MALAYSIA — 3.2%
AEON Credit Service M Bhd	49,050	140,079
Alliance Bank Malaysia Bhd	513,510	427,828
AMMB Holdings Bhd	82,400	77,443
Astro Malaysia Holdings Bhd	156,800	23,137
Axiata Group Bhd	360,983	253,221
Bermaz Auto Bhd	199,680	96,554
British American Tobacco Malaysia Bhd	4,300	10,953
Bursa Malaysia Bhd	258,351	390,019
Cahya Mata Sarawak Bhd	197,800	48,047
Carlsberg Brewery Malaysia Bhd Class B	46,603	242,061
CIMB Group Holdings Bhd	418,664	551,249
Datasonic Group Bhd	384,600	40,163
Dayang Enterprise Holdings Bhd	126,650	37,664
Dialog Group Bhd	449,700	250,117
Security Description	Shares	Value
DiGi.Com Bhd	153,800	$139,659
Eco World Development Group Bhd	168,700	24,702
Frontken Corp. Bhd	140,400	98,168
Gamuda Bhd	156,141	132,924
Genting Bhd	352,200	358,197
Genting Malaysia Bhd	390,200	238,283
Globetronics Technology Bhd	104,900	27,624
Hartalega Holdings Bhd (a)	80,100	30,913
Hibiscus Petroleum Bhd	191,200	46,444
Hong Leong Bank Bhd	39,600	184,830
IHH Healthcare Bhd	100,700	142,192
IJM Corp. Bhd	750,680	272,665
Inari Amertron Bhd	452,312	267,999
IOI Corp. Bhd	498,596	458,414
IOI Properties Group Bhd	435,716	104,849
KNM Group Bhd (a)	755,600	8,577
Kuala Lumpur Kepong Bhd	39,596	200,991
Malayan Banking Bhd	339,429	670,382
Malaysia Airports Holdings Bhd (a)	101,600	151,304
Maxis Bhd	264,000	230,138
MISC Bhd	63,000	107,264
My EG Services Bhd	650,625	128,500
Padini Holdings Bhd	156,800	119,246
Pentamaster Corp. Bhd	260,575	262,054
Petronas Chemicals Group Bhd	104,000	203,042
PPB Group Bhd	90,620	358,777
Press Metal Aluminium Holdings Bhd	572,870	634,644
Public Bank Bhd	983,273	964,299
RHB Bank Bhd	213,554	280,699
Sapura Energy Bhd (a)	964,500	7,663
Sime Darby Bhd	274,588	143,372
Sime Darby Plantation Bhd	262,599	277,204
Sime Darby Property Bhd	319,288	32,617
Supermax Corp. Bhd	148,134	29,257
Telekom Malaysia Bhd	106,144	130,120
Tenaga Nasional Bhd	185,150	404,766
Top Glove Corp. Bhd (a)	335,200	68,866
Velesto Energy Bhd (a)	699,700	23,826
Yinson Holdings Bhd	296,620	163,629
YTL Corp. Bhd	338,710	44,597
		10,762,232
PAKISTAN — 0.1%
Fauji Fertilizer Co., Ltd.	11,248	4,905
Habib Bank, Ltd.	71,755	20,201
Lucky Cement, Ltd. (a)	27,717	54,679
Millat Tractors, Ltd.	37,178	79,670
United Bank, Ltd.	74,993	33,376
		192,831
PHILIPPINES — 1.1%
Aboitiz Equity Ventures, Inc.	91,070	94,293
Alliance Global Group, Inc.	606,000	129,405

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ayala Land, Inc.	943,851	$521,657
Bank of the Philippine Islands	76,190	139,453
BDO Unibank, Inc.	182,234	345,649
Bloomberry Resorts Corp. (a)	357,400	49,062
Cebu Air, Inc. (a)	49,130	33,766
D&L Industries, Inc.	1,229,300	174,267
Globe Telecom, Inc.	1,959	76,634
GT Capital Holdings, Inc.	6,184	48,271
JG Summit Holdings, Inc.	274,752	247,993
Jollibee Foods Corp.	34,440	142,142
LT Group, Inc.	423,800	69,965
Metro Pacific Investments Corp.	1,017,000	62,413
Metropolitan Bank & Trust Co.	72,800	70,543
PLDT, Inc.	14,119	333,672
Puregold Price Club, Inc.	257,650	161,356
SM Investments Corp.	25,495	411,745
SM Prime Holdings, Inc.	799,200	509,113
Universal Robina Corp.	73,010	178,177
		3,799,576
TAIWAN — 20.0%
Accton Technology Corp.	31,000	236,518
Acer, Inc.	513,395	393,371
Advantech Co., Ltd.	38,082	410,117
ASE Technology Holding Co., Ltd.	328,043	1,002,204
Asia Cement Corp.	386,687	515,826
Asustek Computer, Inc.	95,737	836,342
AUO Corp.	86,924	420,712
Bank of Kaohsiung Co., Ltd.	243,392	98,591
Catcher Technology Co., Ltd.	77,539	426,350
Cathay Financial Holding Co., Ltd.	926,838	1,206,212
Center Laboratories, Inc.	59,666	91,822
Chailease Holding Co., Ltd.	93,274	658,537
Chang Hwa Commercial Bank, Ltd.	490,258	273,557
Cheng Shin Rubber Industry Co., Ltd.	100,000	110,296
China Development Financial Holding Corp.	1,913,559	784,462
China Steel Chemical Corp.	18,877	64,796
China Steel Corp.	1,156,216	1,121,024
Chroma ATE, Inc.	17,000	100,112
Chunghwa Telecom Co., Ltd.	213,074	783,373
Compal Electronics, Inc.	714,029	535,484
Compeq Manufacturing Co., Ltd.	40,000	57,913
CTBC Financial Holding Co., Ltd.	1,760,570	1,265,917
Delta Electronics, Inc.	182,986	1,705,698
E.Sun Financial Holding Co., Ltd.	806,823	631,325
Eclat Textile Co., Ltd.	30,365	489,527
eCloudvalley Digital Technology Co., Ltd.	14,311	38,413
Security Description	Shares	Value
EirGenix, Inc. (a)	19,000	$76,036
Elite Material Co., Ltd.	17,000	94,581
Elite Semiconductor Microelectronics Technology, Inc.	18,000	38,067
eMemory Technology, Inc.	3,318	144,118
ENNOSTAR, Inc.	86,585	126,065
Evergreen Marine Corp. Taiwan, Ltd. (a)	63,465	336,575
Everlight Electronics Co., Ltd.	119,996	144,258
Far Eastern New Century Corp.	636,352	660,462
Far EasTone Telecommunications Co., Ltd.	89,000	190,825
Feng TAY Enterprise Co., Ltd.	44,830	301,196
Firich Enterprises Co., Ltd.	32,784	29,813
First Financial Holding Co., Ltd.	610,701	526,543
FocalTech Systems Co., Ltd.	20,000	38,132
Formosa Chemicals & Fibre Corp.	432,182	991,324
Formosa Petrochemical Corp.	151,000	394,505
Formosa Plastics Corp.	430,663	1,216,234
Foxconn Technology Co., Ltd.	174,519	294,693
Fubon Financial Holding Co., Ltd.	658,478	1,206,172
Genius Electronic Optical Co., Ltd.	6,475	70,679
Giant Manufacturing Co., Ltd.	37,305	243,355
Globalwafers Co., Ltd. (a)	15,884	220,931
Himax Technologies, Inc. ADR (c)	15,275	94,858
Hiwin Technologies Corp.	31,745	188,494
Holy Stone Enterprise Co., Ltd.	14,000	41,450
Hon Hai Precision Industry Co., Ltd.	888,765	2,888,765
Hotai Motor Co., Ltd.	32,000	612,191
HTC Corp. (a)	87,710	158,951
Hua Nan Financial Holdings Co., Ltd.	748,909	547,022
Innolux Corp.	661,531	237,833
Inventec Corp.	280,000	239,137
ITEQ Corp.	17,267	40,786
King Yuan Electronics Co., Ltd.	262,898	309,639
Largan Precision Co., Ltd.	6,142	407,662
Lite-On Technology Corp.	395,394	820,749
Macronix International Co., Ltd.	198,673	218,159
Makalot Industrial Co., Ltd.	36,069	273,432
MediaTek, Inc.	119,601	2,432,061
Medigen Biotechnology Corp. (a)	14,000	15,305
Medigen Vaccine Biologics Corp. (a)	25,467	57,587
Mega Financial Holding Co., Ltd.	743,937	734,606
Merry Electronics Co., Ltd.	34,809	90,263
Microbio Co., Ltd.	3,610	7,306

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Micro-Star International Co., Ltd.	34,000	$132,192
Motech Industries, Inc.	81,627	75,690
Nan Ya Plastics Corp.	600,704	1,387,646
Nanya Technology Corp.	52,000	86,623
Nien Made Enterprise Co., Ltd.	11,000	105,399
Novatek Microelectronics Corp.	56,599	580,989
Nuvoton Technology Corp.	20,000	74,832
O-Bank Co., Ltd.	661,281	180,513
Oneness Biotech Co., Ltd. (a)	16,000	127,800
PChome Online, Inc.	18,957	32,813
Pegatron Corp.	252,900	522,495
PharmaEssentia Corp. (a)	11,483	178,211
Phoenix Silicon International Corp.	18,479	33,849
Pou Chen Corp.	178,000	198,064
Powertech Technology, Inc.	169,518	436,818
President Chain Store Corp.	39,000	345,138
Promos Technologies, Inc. (d)	2,232	—
Quanta Computer, Inc.	396,729	933,237
Radiant Opto-Electronics Corp.	36,000	122,985
RDC Semiconductor Co., Ltd. (a)	10,000	58,727
Realtek Semiconductor Corp.	54,825	501,239
RichWave Technology Corp.	14,201	51,979
Ritek Corp. (a)	61,593	15,250
Senhwa Biosciences, Inc. (a)	1,000	1,887
Shanghai Commercial & Savings Bank, Ltd.	304,332	436,167
Shin Kong Financial Holding Co., Ltd.	1,861,143	531,054
Silicon Motion Technology Corp. ADR	2,907	188,926
Simplo Technology Co., Ltd.	16,000	148,363
Sino-American Silicon Products, Inc.	26,000	118,007
SinoPac Financial Holdings Co., Ltd.	1,519,416	828,040
Sitronix Technology Corp.	10,000	57,751
Synnex Technology International Corp.	167,000	321,661
TA-I Technology Co., Ltd.	15,750	21,753
Taishin Financial Holding Co., Ltd.	909,579	446,866
Taiwan Cement Corp.	752,631	823,999
Taiwan Cooperative Financial Holding Co., Ltd.	234,983	198,779
Taiwan FU Hsing Industrial Co., Ltd.	159,000	212,100
Taiwan High Speed Rail Corp.	96,000	89,798
Taiwan Mobile Co., Ltd.	145,260	447,565
Taiwan Paiho, Ltd.	20,000	36,961
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	228,887	17,049,793
Taiwan Semiconductor Manufacturing Co., Ltd.	26,000	379,398
Security Description	Shares	Value
Taiwan Surface Mounting Technology Corp.	20,000	$57,913
Taiwan Union Technology Corp.	13,000	21,740
Teco Electric and Machinery Co., Ltd.	124,000	111,148
TPK Holding Co., Ltd.	23,000	22,038
Tripod Technology Corp.	120,361	368,106
Unimicron Technology Corp.	80,540	314,451
Uni-President Enterprises Corp.	374,893	812,346
United Integrated Services Co., Ltd.	58,755	349,829
United Microelectronics Corp. ADR (a)(c)	206,703	1,349,771
Vanguard International Semiconductor Corp.	19,000	47,909
Voltronic Power Technology Corp.	6,804	342,021
Walsin Lihwa Corp.	436,453	670,254
Walsin Technology Corp.	25,000	64,258
Win Semiconductors Corp.	25,000	111,028
Winbond Electronics Corp.	89,000	56,755
Wistron Corp.	596,976	571,037
Wiwynn Corp.	9,248	239,809
Yageo Corp.	21,596	316,891
Yang Ming Marine Transport Corp.	96,000	204,584
Yuanta Financial Holding Co., Ltd.	1,367,130	965,227
Zhen Ding Technology Holding, Ltd.	46,000	157,147
		67,694,938
THAILAND — 3.6%
Advanced Info Service PCL	138,961	782,370
Airports of Thailand PCL (a)	302,300	654,612
Bangkok Bank PCL NVDR	24,400	104,264
Bangkok Dusit Medical Services PCL Class F	84,900	71,087
Bangkok Expressway & Metro PCL	1,599,607	452,610
Beauty Community PCL (a)	26,900	1,080
BEC World PCL	24,200	7,057
Bumrungrad Hospital PCL	31,100	190,362
Carabao Group PCL Class F	14,300	39,946
Central Plaza Hotel PCL (a)	41,900	60,790
Charoen Pokphand Foods PCL	203,800	145,929
Chularat Hospital PCL Class F	1,691,500	179,723
CP ALL PCL	585,454	1,153,666
CPN Retail Growth Leasehold REIT	31,800	17,904
Delta Electronics Thailand PCL	25,700	615,880
Electricity Generating PCL	18,999	94,625
Energy Absolute PCL	199,600	559,007
Frasers Property Thailand Industrial Freehold & Leasehold REIT	62,887	18,702

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Global Power Synergy PCL Class F	25,500	$53,746
Gulf Energy Development PCL	231,000	368,493
Gunkul Engineering PCL	1,379,243	209,067
Hana Microelectronics PCL	90,000	133,824
Ichitan Group PCL	115,400	37,650
Indorama Ventures PCL	145,400	171,071
IRPC PCL	2,013,791	175,593
Jasmine International PCL (a)	538,025	34,175
Kasikornbank PCL	50,354	214,443
Kasikornbank PCL NVDR	77,500	330,049
KCE Electronics PCL	224,670	301,636
Krungthai Card PCL	76,900	130,998
MC Group PCL	261,200	79,186
Mega Lifesciences PCL	199,500	269,283
Minor International PCL (a)	302,046	281,247
Muangthai Capital PCL	20,100	22,053
PTG Energy PCL	155,100	64,933
PTT Exploration & Production PCL	134,707	686,467
PTT Global Chemical PCL NVDR	67,700	92,358
PTT PCL	644,783	618,999
SCB X PCL	211,328	652,868
Siam Cement PCL NVDR	43,300	427,562
Srisawad Corp. PCL	213,731	300,834
Super Energy Corp. PCL NVDR	874,800	16,670
SVI PCL	690,040	192,259
Thai Beverage PCL	858,900	438,672
Thai Oil PCL	271,449	440,855
Thai Union Group PCL Class F	188,900	92,173
TMBThanachart Bank PCL	2,880,436	117,263
True Corp. PCL NVDR	1,203,583	168,192
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	58,500	18,073
		12,290,306
UNITED STATES — 0.1%
Ideanomics, Inc. (a)	49,830	8,172
JS Global Lifestyle Co., Ltd. (b)	65,000	73,037
Legend Biotech Corp. ADR (a)	5,531	276,108
		357,317
TOTAL COMMON STOCKS (Cost $339,327,265)		339,539,059

RIGHTS — 0.0% (f)
THAILAND — 0.0% (f)
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (a) (Cost: $0)	3,757	87
Security Description	Shares	Value
WARRANTS — 0.0% (f)
MALAYSIA — 0.0% (f)
Eco World Development Group Bhd (expiring 04/12/29) (a) (Cost: $0)	38,320	$783
TOTAL WARRANTS (Cost $0)		783
SHORT-TERM INVESTMENTS — 1.2%
State Street Navigator Securities Lending Portfolio II (i)(j)	3,908,846	3,908,846
TOTAL SHORT-TERM INVESTMENTS (Cost $3,908,846)		3,908,846
TOTAL INVESTMENTS — 101.7% (Cost $343,236,111)		343,448,775
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.7)%		(5,610,603)
NET ASSETS — 100.0%		$337,838,172
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 7.1% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $90,201, representing 0.00% of the Fund's net assets.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING ASIA PACIFIC ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$328,629,470	$10,819,388	$90,201	$339,539,059
Rights	—	87	—	87
Warrants	783	—	—	783
Short-Term Investments	3,908,846	—	—	3,908,846
TOTAL INVESTMENTS	$332,539,099	$10,819,475	$90,201	$343,448,775
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	20.0%
Information Technology	19.4
Consumer Discretionary	16.4
Communication Services	9.3
Industrials	7.3
Materials	6.5
Consumer Staples	6.3
Health Care	5.9
Energy	4.7
Utilities	2.7
Real Estate	2.0
Short-Term Investments	1.2
Liabilities in Excess of Other Assets	(1.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$6,823,256	$6,823,358	$102	$—	—	$—	$7,047
State Street Navigator Securities Lending Portfolio II	3,218,731	3,218,731	22,248,418	21,558,303	—	—	3,908,846	3,908,846	23,554
Total		$3,218,731	$29,071,674	$28,381,661	$102	$—		$3,908,846	$30,601
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AEROSPACE & DEFENSE — 0.3%
AECC Aviation Power Co., Ltd. Class A	151,500	$925,792
AVIC Electromechanical Systems Co., Ltd. Class A	427,100	620,386
AviChina Industry & Technology Co., Ltd. Class H	1,377,000	619,257
AVICOPTER PLC Class A	71,600	480,276
Gaona Aero Material Co., Ltd. Class A	33,700	223,275
Hubei Feilihua Quartz Glass Co., Ltd. Class A	27,000	214,631
Kuang-Chi Technologies Co., Ltd. Class A	72,600	178,592
		3,262,209
AIR FREIGHT & LOGISTICS — 0.9%
JD Logistics, Inc. (a) (b)	812,700	1,574,389
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	9,000	151,751
SF Holding Co., Ltd. Class A	210,500	1,757,298
Sinotrans, Ltd. Class H	1,013,000	329,665
STO Express Co., Ltd. Class A (b)	27,271	40,716
YTO Express Group Co., Ltd. Class A	227,000	659,131
Yunda Holding Co., Ltd. Class A	124,958	259,710
ZTO Express Cayman, Inc. ADR	195,029	5,240,429
		10,013,089
AIRLINES — 0.3%
Air China, Ltd. Class A (b)	696,200	1,066,611
Air China, Ltd. Class H (b) (c)	470,000	418,516
China Eastern Airlines Corp., Ltd. Class A (b)	834,200	666,748
China Eastern Airlines Corp., Ltd. Class H (b) (c)	204,000	82,855
China Southern Airlines Co., Ltd. Class A (b)	513,900	564,493
China Southern Airlines Co., Ltd. Class H (b) (c)	760,000	494,660
		3,293,883
AUTO COMPONENTS — 0.5%
Bethel Automotive Safety Systems Co., Ltd. Class A	14,900	171,852
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	5,800	106,773
China First Capital Group, Ltd. (b)	431,600	4,037
Fuyao Glass Industry Group Co., Ltd. Class A	155,700	789,206
Fuyao Glass Industry Group Co., Ltd. Class H (a)	239,600	1,005,375
Security Description	Shares	Value
Huayu Automotive Systems Co., Ltd. Class A	156,100	$390,992
Kandi Technologies Group, Inc. (b)	23,233	53,436
Minth Group, Ltd.	348,000	943,017
Ningbo Tuopu Group Co., Ltd. Class A	47,000	397,936
Ningbo Xusheng Group Co., Ltd. Class A	41,500	193,379
Sailun Group Co., Ltd. Class A	135,300	195,944
Shandong Linglong Tyre Co., Ltd. Class A	150,100	444,300
Shenzhen Kedali Industry Co., Ltd. Class A	15,000	257,579
Tianneng Power International, Ltd. (c)	468,000	494,087
Wencan Group Co., Ltd. Class A	17,900	148,941
Zhejiang Shuanghuan Driveline Co., Ltd. Class A	46,700	171,779
		5,768,633
AUTOMOBILES — 3.4%
AIMA Technology Group Co., Ltd. Class A	31,900	211,488
BAIC Motor Corp., Ltd. Class H (a)	120,900	32,065
BYD Co., Ltd. Class A	100,000	3,714,056
BYD Co., Ltd. Class H	362,000	8,932,946
Chongqing Changan Automobile Co., Ltd. Class A	546,052	971,534
Dongfeng Motor Group Co., Ltd. Class H	1,397,300	802,043
Geely Automobile Holdings, Ltd. (c)	2,446,000	3,572,656
Great Wall Motor Co., Ltd. Class H (c)	1,794,000	2,335,318
Guangzhou Automobile Group Co., Ltd. Class A	116,100	185,086
Guangzhou Automobile Group Co., Ltd. Class H	1,835,691	1,237,130
Li Auto, Inc. ADR (b)	261,691	5,338,496
NIO, Inc. ADR (b)	668,655	6,519,386
Niu Technologies ADR (b) (c)	16,826	88,000
Qingling Motors Co., Ltd. Class H	3,312,000	424,346
SAIC Motor Corp., Ltd. Class A	483,279	1,006,533
XPeng, Inc. ADR (b) (c)	241,437	2,399,884
Yadea Group Holdings, Ltd. (a)	396,000	662,626
		38,433,593
BANKS — 9.5%
Agricultural Bank of China, Ltd. Class A	4,966,000	2,088,651
Agricultural Bank of China, Ltd. Class H	15,056,000	5,169,806
Bank of Beijing Co., Ltd. Class A	613,300	382,047

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bank of Chengdu Co., Ltd. Class A	276,200	$610,775
Bank of China, Ltd. Class A	1,817,900	830,277
Bank of China, Ltd. Class H	36,856,700	13,411,108
Bank of Chongqing Co., Ltd. Class H	633,000	330,087
Bank of Communications Co., Ltd. Class A	944,500	647,063
Bank of Communications Co., Ltd. Class H	10,344,824	5,951,129
Bank of Hangzhou Co., Ltd. Class A	384,100	726,136
Bank of Jiangsu Co., Ltd. Class A	680,500	717,004
Bank of Nanjing Co., Ltd. Class A	421,900	635,394
Bank of Ningbo Co., Ltd. Class A	297,010	1,393,002
Bank of Shanghai Co., Ltd. Class A	603,000	515,076
Bank of Zhengzhou Co., Ltd. Class A (b)	879,319	298,662
China Bohai Bank Co., Ltd. Class H (a) (c)	1,229,500	291,427
China CITIC Bank Corp., Ltd. Class H	4,911,471	2,177,296
China Construction Bank Corp. Class H	45,847,623	28,724,704
China Everbright Bank Co., Ltd. Class A	1,668,200	740,206
China Everbright Bank Co., Ltd. Class H	859,000	261,939
China Merchants Bank Co., Ltd. Class A	825,300	4,444,478
China Merchants Bank Co., Ltd. Class H	1,506,735	8,426,573
China Minsheng Banking Corp., Ltd. Class A	169,000	84,270
China Minsheng Banking Corp., Ltd. Class H (c)	4,063,259	1,405,621
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,808,000	618,500
Huaxia Bank Co., Ltd. Class A	184,900	138,698
Industrial & Commercial Bank of China, Ltd. Class A	2,923,200	1,833,641
Industrial & Commercial Bank of China, Ltd. Class H	32,391,789	16,683,642
Industrial Bank Co., Ltd. Class A	857,500	2,180,048
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	465,900	508,400
Ping An Bank Co., Ltd. Class A	829,200	1,577,180
Postal Savings Bank of China Co., Ltd. Class A	1,564,000	1,044,347
Postal Savings Bank of China Co., Ltd. Class H (a) (c)	3,625,000	2,252,577
Security Description	Shares	Value
Shanghai Pudong Development Bank Co., Ltd. Class A	944,770	$994,085
		108,093,849
BEVERAGES — 3.3%
Anhui Gujing Distillery Co., Ltd. Class A	28,600	1,103,267
Anhui Kouzi Distillery Co., Ltd. Class A	37,700	314,237
Beijing Shunxin Agriculture Co., Ltd. Class A	42,300	182,311
Beijing Yanjing Brewery Co., Ltd. Class A	380,900	584,658
China Resources Beer Holdings Co., Ltd.	763,667	5,337,386
Chongqing Brewery Co., Ltd. Class A	28,239	519,896
Huiyuan Juice Group, Ltd. (d)	701,000	—
Jiangsu King's Luck Brewery JSC, Ltd. Class A	82,800	609,136
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	65,500	1,519,436
JiuGui Liquor Co., Ltd. Class A	10,200	203,356
Kweichow Moutai Co., Ltd. Class A	46,631	11,639,469
Luzhou Laojiao Co., Ltd. Class A	59,900	1,941,706
Nongfu Spring Co., Ltd. Class H (a)	714,000	4,034,286
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	27,120	146,441
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	48,840	2,011,738
Sichuan Swellfun Co., Ltd. Class A	34,500	420,950
Tsingtao Brewery Co., Ltd. Class A	35,000	543,804
Tsingtao Brewery Co., Ltd. Class H	223,000	2,202,871
Wuliangye Yibin Co., Ltd. Class A	151,100	3,946,069
Yantai Changyu Pioneer Wine Co., Ltd. Class A	49,400	215,911
		37,476,928
BIOTECHNOLOGY — 1.9%
3SBio, Inc. (a)	488,000	518,953
Akeso, Inc. Class B (a) (b) (c)	207,000	1,140,430
Alphamab Oncology (a) (b) (c)	126,000	174,351
Ascentage Pharma Group International (a) (b) (c)	35,100	115,577
BeiGene, Ltd. ADR (b)	29,715	6,535,517
Beijing SL Pharmaceutical Co., Ltd. Class A	108,875	129,350
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	29,658	543,106
BGI Genomics Co., Ltd. Class A	24,399	182,282

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bloomage Biotechnology Corp., Ltd. Class A	11,268	$220,316
CARsgen Therapeutics Holdings, Ltd. (a) (b) (c)	157,000	301,329
Chongqing Zhifei Biological Products Co., Ltd. Class A	78,000	990,156
CStone Pharmaceuticals (a) (b) (c)	216,500	128,431
Daan Gene Co., Ltd. Class A	178,340	401,074
Everest Medicines, Ltd. (a) (b) (c)	41,000	91,299
Getein Biotech, Inc. Class A	207,828	375,474
Hualan Biological Engineering, Inc. Class A	100,900	330,021
I-Mab ADR (b)	15,650	65,417
Imeik Technology Development Co., Ltd. Class A	7,700	630,292
InnoCare Pharma, Ltd. (a) (b) (c)	259,000	452,631
Innovent Biologics, Inc. (a) (b)	475,000	2,038,770
Jacobio Pharmaceuticals Group Co., Ltd. (a) (b)	78,600	52,669
JW Cayman Therapeutics Co., Ltd. (a) (b)	122,000	67,995
Keymed Biosciences, Inc. (a) (b)	67,500	441,066
Kintor Pharmaceutical, Ltd. (a) (b) (c)	91,000	114,844
Legend Biotech Corp. ADR (b)	32,845	1,639,622
Remegen Co., Ltd. Class H (a) (b) (c)	63,500	471,066
Shanghai Haohai Biological Technology Co., Ltd. Class H (a)	24,600	116,146
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	72,736	658,097
Shanghai Junshi Biosciences Co., Ltd. Class H (a) (b) (c)	20,000	124,280
Shanghai RAAS Blood Products Co., Ltd. Class A	416,400	381,563
Shenzhen Kangtai Biological Products Co., Ltd. Class A	54,160	246,813
Walvax Biotechnology Co., Ltd. Class A	84,500	490,841
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	253,900	607,700
Zai Lab, Ltd. ADR (b)	37,299	1,145,079
		21,922,557
BUILDING PRODUCTS — 0.4%
Beijing New Building Materials PLC Class A	130,900	489,632
China Lesso Group Holdings, Ltd.	531,000	554,475
Guangdong Kinlong Hardware Products Co., Ltd. Class A	10,300	154,749
Luoyang Glass Co., Ltd. Class A (b)	73,100	211,730
Security Description	Shares	Value
Xinyi Glass Holdings, Ltd.	1,302,000	$2,425,522
Zhejiang Weixing New Building Materials Co., Ltd. Class A	143,475	442,524
Zhuzhou Kibing Group Co., Ltd. Class A	118,500	195,078
		4,473,710
CAPITAL MARKETS — 2.0%
Caitong Securities Co., Ltd. Class A	409,670	421,580
Central China Securities Co., Ltd. Class H (c)	561,000	81,222
Changjiang Securities Co., Ltd. Class A	483,700	372,623
China Cinda Asset Management Co., Ltd. Class H	3,660,200	506,476
China Everbright, Ltd.	574,000	427,285
China Galaxy Securities Co., Ltd. Class H	2,301,500	1,123,481
China International Capital Corp., Ltd. Class A	67,200	370,341
China International Capital Corp., Ltd. Class H (a)	330,400	630,748
China Merchants Securities Co., Ltd. Class A	475,492	914,031
CITIC Securities Co., Ltd. Class A	374,125	1,076,599
CITIC Securities Co., Ltd. Class H	811,850	1,641,393
CSC Financial Co., Ltd. Class A	145,304	498,778
Dongxing Securities Co., Ltd. Class A	308,600	344,334
East Money Information Co., Ltd. Class A	490,032	1,374,018
Everbright Securities Co., Ltd. Class A	267,600	575,126
GF Securities Co., Ltd. Class A	248,200	555,673
GF Securities Co., Ltd. Class H	579,200	832,629
Guosen Securities Co., Ltd. Class A	293,500	376,693
Guotai Junan International Holdings, Ltd.	2,025,000	186,805
Guotai Junan Securities Co., Ltd. Class A	473,500	930,048
Guoyuan Securities Co., Ltd. Class A	493,240	451,261
Haitong Securities Co., Ltd. Class A	246,800	309,978
Haitong Securities Co., Ltd. Class H	2,011,400	1,237,000
Huatai Securities Co., Ltd. Class A	335,100	617,035
Huatai Securities Co., Ltd. Class H (a)	912,800	1,044,376
Huaxi Securities Co., Ltd. Class A	346,700	377,324
Industrial Securities Co., Ltd. Class A	541,500	449,238

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Noah Holdings, Ltd. ADR (b)	25,559	$396,165
Orient Securities Co., Ltd. Class A	478,708	618,549
Shaanxi International Trust Co., Ltd. Class A	1,755,730	768,894
Shanxi Securities Co., Ltd. Class A	593,090	454,321
Shenwan Hongyuan Group Co., Ltd. Class A	1,110,110	638,580
SooChow Securities Co., Ltd. Class A	497,452	469,494
Southwest Securities Co., Ltd. Class A	745,400	404,005
Up Fintech Holding, Ltd. ADR (b) (c)	29,632	101,045
Western Securities Co., Ltd. Class A	379,500	334,037
Zheshang Securities Co., Ltd. Class A	382,300	548,681
		22,459,866
CHEMICALS — 1.7%
ADAMA, Ltd. Class A	365,400	477,951
Asia - Potash International Investment Guangzhou Co., Ltd. Class A (b)	47,000	184,635
Beijing Easpring Material Technology Co., Ltd. Class A	20,600	167,924
China BlueChemical, Ltd. Class H	910,000	215,696
China Lumena New Materials Corp. (c) (d)	89,113	—
CNGR Advanced Material Co., Ltd. Class A	22,315	211,608
COFCO Biotechnology Co., Ltd.	493,000	595,689
Do-Fluoride New Materials Co., Ltd. Class A	48,200	232,123
Dongyue Group, Ltd.	571,000	628,433
ENN Natural Gas Co., Ltd. Class A	78,900	183,598
Fufeng Group, Ltd.	546,000	332,289
Guangzhou Tinci Materials Technology Co., Ltd. Class A	75,780	480,385
Hengli Petrochemical Co., Ltd. Class A	249,500	560,026
Hengyi Petrochemical Co., Ltd. Class A	353,891	359,576
Hoshine Silicon Industry Co., Ltd. Class A	24,100	288,900
Huabao International Holdings, Ltd. (c)	355,000	183,300
Huapont Life Sciences Co., Ltd. Class A	597,100	440,132
Hubei Xingfa Chemicals Group Co., Ltd. Class A	62,200	260,708
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	621,900	358,641
Security Description	Shares	Value
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	212,800	$241,131
Jiangsu Cnano Technology Co., Ltd. Class A	12,581	140,269
Jiangsu Eastern Shenghong Co., Ltd. Class A	246,300	464,203
Jiangsu Yoke Technology Co., Ltd. Class A	58,300	424,431
KBC Corp., Ltd. Class A	4,986	158,166
LB Group Co., Ltd. Class A	212,700	581,641
Levima Advanced Materials Corp. Class A	41,000	179,849
Ningbo Shanshan Co., Ltd. Class A	78,200	205,705
Ningxia Baofeng Energy Group Co., Ltd. Class A	258,200	450,432
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	179,100	587,349
Rongsheng Petrochemical Co., Ltd. Class A	454,600	808,166
Satellite Chemical Co., Ltd. Class A	150,736	337,687
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	161,364	773,137
Shandong Weifang Rainbow Chemical Co., Ltd. Class A	13,800	173,725
Shanghai Putailai New Energy Technology Co., Ltd. Class A	58,080	435,589
Shenzhen Capchem Technology Co., Ltd. Class A	17,200	108,065
Shenzhen Dynanonic Co., Ltd. Class A	7,600	252,193
Shenzhen Senior Technology Material Co., Ltd. Class A	59,579	183,072
Sichuan Development Lomon Co., Ltd. Class A (b)	114,000	173,335
Sichuan Lutianhua Co., Ltd. Class A (b)	194,000	132,626
Sichuan Yahua Industrial Group Co., Ltd. Class A	56,900	191,206
Sinopec Shanghai Petrochemical Co., Ltd. Class H	2,161,999	365,645
Skshu Paint Co., Ltd. Class A (b)	12,040	198,084
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	27,200	219,680
Tianqi Lithium Corp. Class A (b)	53,500	610,790
Tongkun Group Co., Ltd. Class A	262,500	548,231
Transfar Zhilian Co., Ltd. Class A	403,000	311,037
Wanhua Chemical Group Co., Ltd. Class A	140,400	1,880,090
Weihai Guangwei Composites Co., Ltd. Class A	18,100	189,009
Yunnan Energy New Material Co., Ltd. Class A	37,907	719,312

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Yunnan Yuntianhua Co., Ltd. Class A (b)	64,800	$197,055
Zangge Mining Co., Ltd. Class A	51,000	191,429
Zhejiang Juhua Co., Ltd. Class A	231,500	518,954
Zhejiang Yongtai Technology Co., Ltd. Class A	45,200	142,613
Zibo Qixiang Tengda Chemical Co., Ltd. Class A (b)	453,560	461,502
		19,717,022
COMMERCIAL SERVICES & SUPPLIES — 0.2%
China Conch Environment Protection Holdings, Ltd. (b)	918,000	372,848
China Everbright Environment Group, Ltd.	1,888,925	844,637
Shanghai M&G Stationery, Inc. Class A	83,680	664,955
Zhejiang Weiming Environment Protection Co., Ltd. Class A	63,200	169,262
		2,051,702
COMMUNICATIONS EQUIPMENT — 0.5%
Addsino Co., Ltd. Class A	271,400	368,334
Beijing BDStar Navigation Co., Ltd. Class A	21,100	85,634
BYD Electronic International Co., Ltd.	378,000	1,215,613
China Fiber Optic Network System Group, Ltd. (d)	1,131,600	—
Comba Telecom Systems Holdings, Ltd. (c)	1,656,310	284,365
Fiberhome Telecommunication Technologies Co., Ltd. Class A	45,800	86,981
Fujian Star-net Communication Co., Ltd. Class A	118,100	327,048
Guangzhou Haige Communications Group, Inc. Co. Class A	111,400	130,740
Hengtong Optic-electric Co., Ltd. Class A	84,400	183,710
Hytera Communications Corp., Ltd. Class A (b)	15,800	11,669
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	30,300	152,927
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd. Class A	60,800	286,739
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd. Class H (a) (c)	67,500	120,212
Yealink Network Technology Corp., Ltd. Class A	34,100	298,622
ZTE Corp. Class A	145,400	543,449
ZTE Corp. Class H	488,597	1,076,736
		5,172,779
Security Description	Shares	Value
CONSTRUCTION & ENGINEERING — 0.8%
China Communications Services Corp., Ltd. Class H	1,351,600	$493,541
China Conch Venture Holdings, Ltd.	854,000	1,855,725
China Energy Engineering Corp., Ltd. Class A	633,100	209,543
China National Chemical Engineering Co., Ltd. Class A	176,400	202,435
China Railway Group, Ltd. Class A	557,600	448,088
China Railway Group, Ltd. Class H	2,665,000	1,406,774
China State Construction Engineering Corp., Ltd. Class A	1,755,600	1,377,817
China State Construction International Holdings, Ltd.	506,000	568,565
Metallurgical Corp. of China, Ltd. Class A	1,171,600	538,484
Metallurgical Corp. of China, Ltd. Class H	1,151,000	255,124
Power Construction Corp. of China, Ltd. Class A	692,500	708,629
Shanghai Construction Group Co., Ltd. Class A	973,400	365,789
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A (b)	361,100	253,125
Xinte Energy Co., Ltd. Class H (c)	113,200	209,432
		8,893,071
CONSTRUCTION MATERIALS — 0.6%
Anhui Conch Cement Co., Ltd. Class A	113,800	450,341
Anhui Conch Cement Co., Ltd. Class H	633,000	2,214,095
BBMG Corp. Class H	1,374,000	177,802
China Jushi Co., Ltd. Class A	358,670	710,720
China National Building Material Co., Ltd. Class H	2,286,000	1,877,432
China Resources Cement Holdings, Ltd. (c)	1,069,163	567,119
CSG Holding Co., Ltd. Class A	503,817	488,609
Huaxin Cement Co., Ltd. Class A	179,300	384,056
Sichuan Hexie Shuangma Co., Ltd. Class A	121,200	367,865
Tangshan Jidong Cement Co., Ltd. Class A	3,600	4,282
		7,242,321
CONSUMER FINANCE — 0.2%
360 DigiTech, Inc. ADR (c)	42,526	865,829
C&D International Investment Group, Ltd. (c)	156,000	454,711
FinVolution Group ADR	32,657	161,979

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
LexinFintech Holdings, Ltd. ADR (b)	83,575	$158,793
Lufax Holding, Ltd. ADR	293,466	569,324
Qudian, Inc. ADR (b) (c)	145,286	138,458
		2,349,094
CONTAINERS & PACKAGING — 0.1%
Greatview Aseptic Packaging Co., Ltd. (b)	454,000	84,926
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	137,140	655,487
		740,413
DISTRIBUTORS — 0.0% (e)
Xinhua Winshare Publishing and Media Co., Ltd. Class H	285,000	192,436
DIVERSIFIED CONSUMER SERVICES — 0.6%
China Education Group Holdings, Ltd.	523,000	676,789
China Maple Leaf Educational Systems, Ltd. (b)	1,207,497	41,191
China Yuhua Education Corp., Ltd. (a) (b) (c)	608,000	86,468
Fu Shou Yuan International Group, Ltd.	940,000	806,924
Gaotu Techedu, Inc. ADR (b) (c)	56,052	132,283
Koolearn Technology Holding, Ltd. (a) (b) (c)	138,500	931,620
New Oriental Education & Technology Group, Inc. ADR (b)	71,961	2,505,682
Offcn Education Technology Co., Ltd. Class A (b)	72,000	48,181
TAL Education Group ADR (b)	226,092	1,593,949
Tianli International Holdings, Ltd.	19,000	4,917
Youdao, Inc. ADR (b)	8,660	46,591
Zhejiang Yasha Decoration Co., Ltd. Class A	638,700	406,177
		7,280,772
DIVERSIFIED FINANCIAL SERVICES — 0.1%
AVIC Industry-Finance Holdings Co., Ltd. Class A	682,900	323,741
China Common Rich Renewable Energy Investment, Ltd. (c) (d)	17,589,376	—
Chongsing Holdings,Ltd. (d)	17,798,900	—
Far East Horizon, Ltd. (c)	1,145,000	894,881
Oceanwide Holdings Co., Ltd. Class A (b)	667,400	120,576
		1,339,198
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.2%
China Tower Corp., Ltd. Class H (a)	22,708,000	2,443,926
Security Description	Shares	Value
CITIC Telecom International Holdings, Ltd.	1,303,000	$442,405
		2,886,331
ELECTRICAL EQUIPMENT — 1.8%
CBAK Energy Technology, Inc. (b) (c)	122,514	121,289
Contemporary Amperex Technology Co., Ltd. Class A	95,500	5,430,326
Dajin Heavy Industry Co., Ltd. Class A	34,400	205,689
Dongfang Electric Corp., Ltd. Class A	293,800	892,587
Eve Energy Co., Ltd. Class A	90,000	1,143,398
Fangda Carbon New Material Co., Ltd. Class A (b)	394,560	349,004
Fullshare Holdings, Ltd. (b) (c)	5,365,000	72,863
Ginlong Technologies Co., Ltd. Class A (b)	16,950	441,092
GoodWe Technologies Co., Ltd. Class A	5,053	235,960
Gotion High-tech Co., Ltd. Class A	82,500	343,767
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	15,100	170,209
Hongfa Technology Co., Ltd. Class A	45,540	219,905
Jiangsu Zhongtian Technology Co., Ltd. Class A	122,600	286,173
Jiangxi Special Electric Motor Co., Ltd. Class A (b)	71,900	181,339
JL Mag Rare-Earth Co., Ltd. Class A	48,700	205,954
Ming Yang Smart Energy Group, Ltd. Class A	87,200	318,358
Nantong Jianghai Capacitor Co., Ltd. Class A	64,000	206,925
NARI Technology Co., Ltd. Class A	300,736	1,060,575
Ningbo Orient Wires & Cables Co., Ltd. Class A	26,200	256,856
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	19,658	195,334
Ningbo Sanxing Medical Electric Co., Ltd. Class A	168,000	327,315
Pylon Technologies Co., Ltd. Class A	6,056	276,285
Shanghai Electric Group Co., Ltd. Class A (b)	666,900	379,772
Shanghai Electric Group Co., Ltd. Class H (b)	1,892,000	426,642
Shanghai Liangxin Electrical Co., Ltd. Class A	62,350	132,020
Shanghai Moons' Electric Co., Ltd. Class A	44,200	212,924
Shenzhen Kstar Science & Technology Co. Ltd. Class A	39,600	329,673

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sieyuan Electric Co., Ltd. Class A	39,800	$219,857
Sungrow Power Supply Co., Ltd. Class A	59,500	961,446
Sunwoda Electronic Co., Ltd. Class A	69,100	211,229
Suzhou Maxwell Technologies Co., Ltd. Class A	7,584	451,433
TBEA Co., Ltd. Class A	170,100	493,667
Tech-Pro, Inc. (c) (d)	4,481,396	—
Titan Wind Energy Suzhou Co., Ltd. Class A	63,900	139,735
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	269,900	429,103
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	444,960	396,219
Zhejiang Chint Electrics Co., Ltd. Class A	151,400	606,138
Zhejiang HangKe Technology, Inc. Co. Class A	26,368	166,809
Zhejiang Narada Power Source Co., Ltd. Class A (b)	63,100	194,256
Zhuzhou CRRC Times Electric Co., Ltd.	302,700	1,502,844
		20,194,970
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.7%
AAC Technologies Holdings, Inc. (b) (c)	430,745	984,566
Accelink Technologies Co., Ltd. Class A	116,900	265,603
Anxin-China Holdings, Ltd. (d)	3,068,000	—
Avary Holding Shenzhen Co., Ltd. Class A	88,800	352,179
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	9,500	138,899
BOE Technology Group Co., Ltd. Class A	1,789,200	874,061
China Zhenhua Group Science & Technology Co., Ltd. Class A	29,000	478,789
Foxconn Industrial Internet Co., Ltd. Class A	243,400	322,946
GoerTek, Inc. Class A	187,300	455,604
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	36,600	312,315
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	73,600	199,349
Hollysys Automation Technologies, Ltd. (c)	37,684	619,148
Kingboard Holdings, Ltd.	360,999	1,149,376
Kingboard Laminates Holdings, Ltd.	411,500	452,363
Lens Technology Co., Ltd. Class A	228,400	347,609
Lingyi iTech Guangdong Co. Class A (b)	342,800	224,938
Security Description	Shares	Value
Luxshare Precision Industry Co., Ltd. Class A	328,963	$1,509,583
Maxscend Microelectronics Co., Ltd. Class A	33,053	546,038
OFILM Group Co., Ltd. Class A (b)	254,100	172,978
Shengyi Technology Co., Ltd. Class A	127,500	265,546
Shennan Circuits Co., Ltd. Class A	40,020	417,330
Shenzhen Kinwong Electronic Co., Ltd. Class A	98,000	286,683
Sunny Optical Technology Group Co., Ltd.	348,700	4,148,239
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	158,600	566,883
Tianma Microelectronics Co., Ltd. Class A	244,700	306,280
Unisplendour Corp., Ltd. Class A	149,676	422,061
Universal Scientific Industrial Shanghai Co., Ltd. Class A	173,600	407,225
Wasion Holdings, Ltd.	524,000	174,556
Westone Information Industry, Inc. Class A	82,400	363,597
Wingtech Technology Co., Ltd. Class A	63,400	481,810
Wuhan DR Laser Technology Corp., Ltd. Class A	8,400	152,973
Wuhan Guide Infrared Co., Ltd. Class A	375,449	596,911
WUS Printed Circuit Kunshan Co., Ltd. Class A	142,910	245,796
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	56,800	330,431
Xiamen Faratronic Co., Ltd. Class A	9,700	224,147
Zhejiang Dahua Technology Co., Ltd. Class A	200,000	326,933
		19,123,745
ENERGY EQUIPMENT & SERVICES — 0.2%
Anton Oilfield Services Group (b) (c)	1,462,000	66,497
China Oilfield Services, Ltd. Class H (c)	1,119,900	1,361,681
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	378,912	231,109
Sinopec Oilfield Service Corp. Class H (b)	1,940,000	126,766
		1,786,053
ENTERTAINMENT — 2.0%
CT Environmental Group Ltd (c) (d)	1,980,400	—

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	146,800	$384,035
Alibaba Pictures Group, Ltd. (b) (c)	7,480,000	546,269
Bilibili, Inc. ADR (b)	106,402	2,520,663
Cloud Music, Inc. (a) (b)	29,450	292,427
DouYu International Holdings, Ltd. ADR (b)	68,912	96,477
G-bits Network Technology Xiamen Co., Ltd. Class A	6,146	277,895
Giant Network Group Co., Ltd. Class A	163,300	187,873
HUYA, Inc. ADR (b)	27,770	109,691
iDreamSky Technology Holdings, Ltd. (a) (b)	382,800	189,807
iQIYI, Inc. ADR (b) (c)	164,814	873,514
Kingsoft Corp., Ltd.	502,400	1,680,042
Mango Excellent Media Co., Ltd. Class A	84,966	368,657
NetDragon Websoft Holdings, Ltd.	241,000	517,513
NetEase, Inc. ADR (c)	171,959	12,489,382
Perfect World Co., Ltd. Class A	181,800	334,231
Tencent Music Entertainment Group ADR (b)	233,121	1,930,242
XD, Inc. (b) (c)	110,000	304,422
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	435,312	239,713
		23,342,853
FOOD & STAPLES RETAILING — 0.2%
DingDong Cayman, Ltd. ADR (b)	53,223	227,262
Jiajiayue Group Co., Ltd. Class A (b)	121,508	221,104
Laobaixing Pharmacy Chain JSC Class A	76,850	449,514
Sun Art Retail Group, Ltd.	1,428,000	468,380
Yifeng Pharmacy Chain Co., Ltd. Class A	62,734	578,844
		1,945,104
FOOD PRODUCTS — 2.3%
Anjoy Foods Group Co., Ltd. Class A	12,892	301,634
Ausnutria Dairy Corp., Ltd. (b) (c)	26,900	14,441
China Feihe, Ltd. (a)	1,318,000	1,121,278
China Huishan Dairy Holdings Co., Ltd. (d)	2,729,000	—
China Mengniu Dairy Co., Ltd. (b)	1,396,220	6,332,672
China Yurun Food Group, Ltd. (b)	1,299,000	64,077
COFCO Joycome Foods., Ltd. (b)	844,000	241,144
Dali Foods Group Co., Ltd. (a)	709,500	323,618
Security Description	Shares	Value
Foshan Haitian Flavouring & Food Co., Ltd. Class A	189,628	$2,181,633
Fujian Sunner Development Co., Ltd. Class A	126,800	434,161
Guangdong Haid Group Co., Ltd. Class A	97,900	873,464
Health & Happiness H&H International Holdings, Ltd.	112,500	240,136
Henan Shuanghui Investment & Development Co., Ltd. Class A	147,400	552,416
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	304,400	1,363,868
Jiangxi Zhengbang Technology Co., Ltd. Class A (b)	175,500	107,296
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	77,293	411,888
Juewei Food Co., Ltd. Class A	15,600	137,740
Muyuan Foods Co., Ltd. Class A	218,246	1,537,754
New Hope Liuhe Co., Ltd. Class A (b)	215,900	402,851
Tingyi Cayman Islands Holding Corp.	997,844	1,761,740
Toly Bread Co., Ltd. Class A	125,000	278,225
Tongwei Co., Ltd. Class A	206,800	1,153,132
Uni-President China Holdings, Ltd.	866,400	866,961
Want Want China Holdings, Ltd.	2,481,933	1,659,933
Wens Foodstuffs Group Co., Ltd. Class A	209,100	593,254
WH Group, Ltd. (a)	4,165,683	2,423,103
Yihai International Holding, Ltd. (b) (c)	255,000	901,735
Yihai Kerry Arawana Holdings Co., Ltd. Class A	50,700	319,199
		26,599,353
GAS UTILITIES — 0.5%
Beijing Enterprises Holdings, Ltd.	156,500	501,284
China Gas Holdings, Ltd.	1,219,800	1,775,403
China Resources Gas Group, Ltd.	488,500	1,833,843
Chongqing Gas Group Corp., Ltd. Class A	194,700	223,999
Kunlun Energy Co., Ltd.	2,155,400	1,538,200
		5,872,729
HEALTH CARE EQUIPMENT & SUPPLIES — 0.8%
AK Medical Holdings, Ltd. (a) (c)	94,000	117,907
Angelalign Technology, Inc. (a)	15,600	245,844
Intco Medical Technology Co., Ltd. Class A	66,960	203,526
iRay Technology Co., Ltd. Class A	3,015	199,529
Jafron Biomedical Co., Ltd. Class A	17,455	78,132

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	108,182	$498,158
Lifetech Scientific Corp. (b)	1,040,000	343,782
Microport Cardioflow Medtech Corp. (a) (b)	90,000	30,096
Microport Scientific Corp. (b) (c)	324,311	853,893
Ovctek China, Inc. Class A	46,700	240,963
Peijia Medical, Ltd. (a) (b)	154,000	188,629
Qingdao Haier Biomedical Co., Ltd. Class A	17,324	158,496
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	1,346,000	2,210,869
Shanghai MicroPort MedBot Group Co., Ltd. (b) (c)	106,500	433,917
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	50,800	2,319,934
Sinocare, Inc. Class A	90,000	438,758
Venus MedTech Hangzhou, Inc. Class H (a) (b) (c)	87,500	159,866
		8,722,299
HEALTH CARE PROVIDERS & SERVICES — 0.8%
Aier Eye Hospital Group Co., Ltd. Class A	286,793	1,287,881
China National Accord Medicines Corp., Ltd. Class A	82,500	392,179
China Resources Medical Holdings Co., Ltd.	506,500	373,794
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	11,800	133,369
Gushengtang Holdings, Ltd. (b)	53,400	345,511
Huadong Medicine Co., Ltd. Class A	116,800	790,050
Hygeia Healthcare Holdings Co., Ltd. (a) (b) (c)	141,400	1,014,536
Jinxin Fertility Group, Ltd. (a) (c)	542,500	501,147
Jointown Pharmaceutical Group Co., Ltd. Class A	258,100	486,443
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	272,500	241,431
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	643,800	1,070,670
Sinopharm Group Co., Ltd. Class H	723,200	1,838,357
Topchoice Medical Corp. Class A (b)	12,900	285,245
		8,760,613
HEALTH CARE TECHNOLOGY — 0.2%
Alibaba Health Information Technology, Ltd. (b)	1,632,000	1,390,502
Winning Health Technology Group Co., Ltd. Class A	236,400	351,242
Yidu Tech, Inc. (a) (b) (c)	164,500	128,566
		1,870,310
Security Description	Shares	Value
HOTELS, RESTAURANTS & LEISURE — 2.5%
China Travel International Investment Hong Kong, Ltd. (b) (c)	3,620,000	$820,940
H World Group, Ltd. ADR (c)	68,179	2,892,153
Haichang Ocean Park Holdings, Ltd. (a) (b) (c)	1,640,000	336,197
Haidilao International Holding, Ltd. (a) (b) (c)	491,000	1,409,157
Helens International Holdings Co., Ltd. (b) (c)	171,000	324,694
Jiumaojiu International Holdings, Ltd. (a) (c)	352,000	940,326
Nayuki Holdings, Ltd. (b) (c)	288,500	278,337
Shanghai Jinjiang International Hotels Co., Ltd. Class A	82,310	694,160
Shenzhen Overseas Chinese Town Co., Ltd. Class A	497,900	383,562
Songcheng Performance Development Co., Ltd. Class A	207,000	436,807
Tongcheng Travel Holdings, Ltd. (b)	446,907	1,075,332
Trip.com Group, Ltd. ADR (b)	242,015	8,325,316
Yum China Holdings, Inc.	199,877	10,923,278
		28,840,259
HOUSEHOLD DURABLES — 1.0%
Ecovacs Robotics Co., Ltd. Class A	19,400	204,519
Gree Electric Appliances, Inc. of Zhuhai Class A (b)	180,600	843,636
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	27,900	67,140
Haier Smart Home Co., Ltd. Class A	247,700	875,686
Haier Smart Home Co., Ltd. Class H	1,160,000	3,953,389
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	131,400	360,460
Hangzhou Binjiang Real Estate Group Co., Ltd. Class A	129,800	165,654
Hangzhou Robam Appliances Co., Ltd. Class A	115,300	462,610
Hisense Home Appliances Group Co., Ltd. Class H	340,000	375,070
Huizhou Desay Sv Automotive Co., Ltd. Class A	19,700	299,934
Jason Furniture Hangzhou Co., Ltd. Class A	75,940	468,777
Joyoung Co., Ltd. Class A	156,854	373,610
JS Global Lifestyle Co., Ltd. (a)	412,500	463,504
KingClean Electric Co., Ltd. Class A	77,960	315,948
Oppein Home Group, Inc. Class A	32,280	567,000
Shenzhen MTC Co., Ltd. Class A (b)	874,100	440,913

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Skyworth Group, Ltd.	1,077,057	$462,289
TCL Technology Group Corp. Class A	955,400	513,682
Zhejiang Supor Co., Ltd. Class A	52,465	375,051
		11,588,872
HOUSEHOLD PRODUCTS — 0.1%
Blue Moon Group Holdings, Ltd. (a) (c)	438,500	294,395
Vinda International Holdings, Ltd.	176,000	518,645
		813,040
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 1.4%
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,142,000	269,224
CGN New Energy Holdings Co., Ltd. (c)	552,000	190,956
CGN Power Co., Ltd. Class H (a)	6,879,000	1,639,336
China Datang Corp. Renewable Power Co., Ltd. Class H	1,212,000	358,711
China Longyuan Power Group Corp., Ltd. Class H	1,622,000	1,982,573
China National Nuclear Power Co., Ltd. Class A	614,100	532,545
China Power International Development, Ltd.	2,565,000	1,084,504
China Resources Power Holdings Co., Ltd.	884,092	1,807,841
China Three Gorges Renewables Group Co., Ltd. Class A	919,800	751,118
China Yangtze Power Co., Ltd. Class A	951,000	2,886,462
Concord New Energy Group, Ltd.	5,220,000	461,476
Datang International Power Generation Co., Ltd. Class H (b) (c)	2,886,287	469,649
GD Power Development Co., Ltd. Class A (b)	592,200	365,479
Huadian Power International Corp., Ltd. Class H (c)	1,212,000	501,574
Huaneng Power International, Inc. Class A (b)	141,400	155,525
Huaneng Power International, Inc. Class H (b)	2,476,129	1,170,657
Shanghai Electric Power Co., Ltd. Class A (b)	129,700	187,646
Sichuan Chuantou Energy Co., Ltd. Class A	365,200	645,540
Xinyi Energy Holdings, Ltd. (c)	800,697	265,704
		15,726,520
Security Description	Shares	Value
INDUSTRIAL CONGLOMERATES — 0.2%
China Baoan Group Co., Ltd. Class A	101,700	$177,711
CITIC, Ltd.	1,994,000	2,105,146
Shanghai Industrial Holdings, Ltd.	404,000	499,503
		2,782,360
INSURANCE — 3.5%
China Life Insurance Co., Ltd. Class A	189,700	1,017,751
China Life Insurance Co., Ltd. Class H	3,470,040	5,957,570
China Pacific Insurance Group Co., Ltd. Class A	267,800	949,068
China Pacific Insurance Group Co., Ltd. Class H	1,116,800	2,486,881
China Reinsurance Group Corp. Class H	1,711,000	108,514
China Taiping Insurance Holdings Co., Ltd.	833,291	1,037,750
Fanhua, Inc. ADR (c)	36,626	271,032
Hubei Biocause Pharmaceutical Co., Ltd. Class A	442,800	202,237
New China Life Insurance Co., Ltd. Class A	68,400	297,372
New China Life Insurance Co., Ltd. Class H	443,800	1,086,052
People's Insurance Co. Group of China, Ltd. Class A	355,200	267,984
People's Insurance Co. Group of China, Ltd. Class H (b)	3,816,000	1,266,304
PICC Property & Casualty Co., Ltd. Class H	3,236,287	3,072,523
Ping An Insurance Group Co. of China, Ltd. Class A	416,800	2,831,338
Ping An Insurance Group Co. of China, Ltd. Class H	2,876,100	19,032,866
ZhongAn Online P&C Insurance Co., Ltd. Class H (a) (b)	243,300	670,209
		40,555,451
INTERACTIVE MEDIA & SERVICES — 13.0%
Autohome, Inc. ADR	33,638	1,029,323
Baidu, Inc. ADR (b)	129,296	14,788,876
China Metal Recycling Holdings, Ltd. (c) (d)	268,085	—
Hello Group, Inc. ADR (c)	83,325	748,258
JOYY, Inc. ADR (c)	26,373	833,123
Kanzhun, Ltd. ADR (b)	94,072	1,916,247
Kuaishou Technology (a) (b)	896,800	8,163,747
Luokung Technology Corp. (b)	238,542	36,115
Meitu, Inc. (a) (b) (c)	1,290,000	226,433
Sohu.com, Ltd. ADR (b)	15,852	217,331
Tencent Holdings, Ltd.	2,794,815	119,599,512
Weibo Corp. ADR (b) (c)	29,831	570,369
Zhihu, Inc. ADR (b) (c)	220,065	286,085
		148,415,419

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
INTERNET & DIRECT MARKETING RETAIL — 15.8%
Alibaba Group Holding, Ltd. ADR (b)	895,980	$78,926,878
ATRenew, Inc. ADR (b)	79,459	229,637
Baozun, Inc. ADR (b)	19,341	102,507
Dada Nexus, Ltd. ADR (b) (c)	34,570	240,953
JD Health International, Inc. (a) (b)	505,900	4,624,753
JD.com, Inc. ADR	451,351	25,334,332
JD.com, Inc. Class A	185,932	5,245,674
Meituan Class B (a) (b)	1,897,200	42,465,466
Pinduoduo, Inc. ADR (b)	252,410	20,584,035
Ping An Healthcare & Technology Co., Ltd. (a) (b) (c)	260,654	711,335
Uxin, Ltd. (b) (c)	4,209	12,122
Vipshop Holdings, Ltd. ADR (b)	184,950	2,522,718
		181,000,410
IT SERVICES — 0.5%
China TransInfo Technology Co., Ltd. Class A (b)	187,900	242,247
Chinasoft International, Ltd. (b)	1,214,000	1,056,132
Chindata Group Holdings, Ltd. ADR (b) (c)	55,222	440,119
Digital China Holdings, Ltd.	351,000	170,892
GDS Holdings, Ltd. ADR (b)	59,527	1,227,447
Hi Sun Technology China, Ltd. (b) (c)	1,377,000	149,963
Kingsoft Cloud Holdings, Ltd. ADR (b) (c)	44,447	170,232
TravelSky Technology, Ltd. Class H	545,000	1,152,153
Vnet Group, Inc. ADR (b) (c)	60,644	343,851
Yeahka, Ltd. (b) (c)	86,800	232,988
		5,186,024
LEISURE EQUIPMENT & PRODUCTS — 0.0% (e)
Alpha Group Class A (b)	424,600	285,978
Zhejiang Cfmoto Power Co., Ltd. Class A	10,800	175,638
		461,616
LIFE SCIENCES TOOLS & SERVICES — 1.8%
Genscript Biotech Corp. (b)	552,000	1,757,500
Hangzhou Tigermed Consulting Co., Ltd. Class A	56,400	854,292
Hangzhou Tigermed Consulting Co., Ltd. Class H (a)	22,200	256,560
Joinn Laboratories China Co., Ltd. Class A	24,135	203,752
Maccura Biotechnology Co., Ltd. Class A	25,500	63,761
Pharmaron Beijing Co., Ltd. Class A	100,100	983,805
Pharmaron Beijing Co., Ltd. Class H (a)	12,900	89,499
Shanghai Medicilon, Inc. Class A	3,837	118,617
Security Description	Shares	Value
Viva Biotech Holdings (a) (b) (c)	174,500	$39,126
WuXi AppTec Co., Ltd. Class A	171,384	2,006,418
WuXi AppTec Co., Ltd. Class H (a)	103,800	1,096,523
Wuxi Biologics Cayman, Inc. (a) (b)	1,640,000	12,575,865
		20,045,718
MACHINERY — 1.3%
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	44,800	89,550
China CSSC Holdings, Ltd. Class A	182,000	586,074
China International Marine Containers Group Co., Ltd. Class H	481,990	365,586
CIMC Enric Holdings, Ltd.	510,000	515,557
CRRC Corp., Ltd. Class A	1,357,200	1,002,376
Dongguan Yiheda Automation Co., Ltd. Class A	26,500	251,792
First Tractor Co., Ltd. Class H (c)	552,000	260,973
Haitian International Holdings, Ltd.	430,000	1,151,449
Hangzhou Oxygen Plant Group Co., Ltd. Class A	43,000	244,619
Han's Laser Technology Industry Group Co., Ltd. Class A	96,600	358,122
Hefei Meiya Optoelectronic Technology, Inc. Class A	148,680	513,590
Ideanomics, Inc. (b) (c)	443,346	72,709
Jiangsu Hengli Hydraulic Co., Ltd. Class A	79,296	723,754
Keda Industrial Group Co., Ltd. Class A	89,400	183,611
Lonking Holdings, Ltd.	2,584,000	453,569
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	11,700	90,098
Ningbo Deye Technology Co., Ltd. Class A	10,100	483,479
North Industries Group Red Arrow Co., Ltd. Class A	53,800	152,718
Sany Heavy Equipment International Holdings Co., Ltd.	271,000	278,467
Sany Heavy Industry Co., Ltd. Class A	375,618	857,767
Shenzhen Inovance Technology Co., Ltd. Class A	102,250	1,027,103
Sinotruk Hong Kong, Ltd. (c)	187,000	260,676
Weichai Power Co., Ltd. Class H	1,297,680	1,742,444
Wuxi Shangji Automation Co., Ltd. Class A	12,040	184,197
XCMG Construction Machinery Co., Ltd. Class A	828,700	607,255
Yangzijiang Shipbuilding Holdings, Ltd.	1,623,100	1,645,851

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Yantai Eddie Precision Machinery Co., Ltd. Class A	24,600	$53,048
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	135,400	415,270
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class A	102,400	165,170
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class H (c)	1,056,200	499,347
		15,236,221
MARINE — 0.5%
Atlas Corp. (c)	56,277	863,289
COSCO SHIPPING Holdings Co., Ltd. Class A	107,500	159,878
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	2,065,077	2,106,101
Orient Overseas International, Ltd.	63,500	1,147,157
SITC International Holdings Co., Ltd.	691,000	1,536,943
		5,813,368
MEDIA — 0.3%
China Literature, Ltd. (a) (b) (c)	222,400	863,391
China South Publishing & Media Group Co., Ltd. Class A	74,356	107,254
Chinese Universe Publishing & Media Group Co., Ltd. Class A	58,600	81,054
Focus Media Information Technology Co., Ltd. Class A (b)	646,700	624,375
NanJi E-Commerce Co., Ltd. Class A	380,300	264,385
Shandong Publishing & Media Co., Ltd. Class A	764,413	693,831
Wasu Media Holding Co., Ltd. Class A	336,700	364,495
		2,998,785
METALS & MINING — 2.2%
Aluminum Corp. of China, Ltd. Class H	2,792,000	1,187,636
Angang Steel Co., Ltd. Class H	1,299,435	354,621
Anhui Honglu Steel Construction Group Co., Ltd. Class A	59,830	253,282
Baoshan Iron & Steel Co., Ltd. Class A	1,092,500	882,672
China Hongqiao Group, Ltd.	924,500	872,980
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	187,500	678,852
China Rare Earth Resources & Technology Co., Ltd. Class A (b)	52,100	247,591
China Zhongwang Holdings, Ltd. (b) (c) (d)	1,029,600	110,810
Security Description	Shares	Value
Chongqing Iron & Steel Co., Ltd. Class A (b)	1,547,300	$353,344
Citic Pacific Special Steel Group Co., Ltd. Class A	113,500	281,501
CMOC Group, Ltd. Class A	939,000	617,509
CMOC Group, Ltd. Class H (c)	1,971,000	909,115
Ganfeng Lithium Group Co., Ltd. Class A	150,400	1,510,989
Ganfeng Lithium Group Co., Ltd. Class H (a) (c)	79,160	591,295
GEM Co., Ltd. Class A	238,100	255,690
Guangdong HEC Technology Holding Co., Ltd. Class A	296,400	372,275
Guangdong Hongda Holdings Group Co., Ltd. Class A	88,300	344,070
Guocheng Mining Co., Ltd. Class A (b)	130,100	304,808
Henan Shenhuo Coal & Power Co., Ltd. Class A	121,700	263,141
Hunan Valin Steel Co., Ltd. Class A	269,500	183,072
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,318,700	643,446
Inner Mongolia ERDOS Resources Co., Ltd. Class A	75,300	165,318
Jiangxi Copper Co., Ltd. Class H	719,000	1,061,234
Maanshan Iron & Steel Co., Ltd. Class A	1,035,900	420,717
Maanshan Iron & Steel Co., Ltd. Class H	84,000	19,588
MMG, Ltd. (b)	1,448,000	371,047
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	619,100	423,241
Shandong Gold Mining Co., Ltd. Class A	309,420	856,860
Shandong Nanshan Aluminum Co., Ltd. Class A	476,400	225,157
Shanxi Meijin Energy Co., Ltd. Class A	320,700	418,092
Shanxi Taigang Stainless Steel Co., Ltd. Class A	261,800	163,463
Shenghe Resources Holding Co., Ltd. Class A	86,100	174,220
Shougang Fushan Resources Group, Ltd.	2,031,422	648,081
Sinomine Resource Group Co., Ltd. Class A	15,700	151,262
Tiangong International Co., Ltd. (c)	484,000	178,594
Tianshan Aluminum Group Co., Ltd. Class A	182,400	203,521
Tibet Summit Resources Co., Ltd. Class A (b)	49,760	164,839
Western Superconducting Technologies Co., Ltd. Class A	18,229	249,478

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Xiamen Tungsten Co., Ltd. Class A	189,200	$534,606
Xinxing Ductile Iron Pipes Co., Ltd. Class A	663,800	350,184
YongXing Special Materials Technology Co., Ltd. Class A	12,900	171,848
Youngy Co., Ltd. Class A (b)	14,511	205,327
Yunnan Aluminium Co., Ltd. Class A	133,800	215,044
Zhaojin Mining Industry Co., Ltd. Class H (b)	604,000	671,717
Zhejiang Hailiang Co., Ltd. Class A	276,700	451,912
Zhejiang Huayou Cobalt Co., Ltd. Class A	82,150	660,515
Zijin Mining Group Co., Ltd. Class H	3,428,750	4,647,842
		25,022,406
MULTILINE RETAIL — 0.0% (e)
MINISO Group Holding, Ltd. ADR	49,504	531,178
OIL, GAS & CONSUMABLE FUELS — 2.4%
China Coal Energy Co., Ltd. Class H	1,416,013	1,152,049
China Merchants Energy Shipping Co., Ltd. Class A	351,700	284,152
China Petroleum & Chemical Corp. Class A	1,069,100	673,707
China Petroleum & Chemical Corp. Class H	12,324,640	5,953,131
China Shenhua Energy Co., Ltd. Class A	277,300	1,106,979
China Shenhua Energy Co., Ltd. Class H	1,670,200	4,825,529
China Suntien Green Energy Corp., Ltd. Class H (c)	950,000	395,582
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b) (c)	983,800	753,768
Guanghui Energy Co., Ltd. Class A	373,170	486,496
Guizhou Panjiang Refined Coal Co., Ltd. Class A	270,031	262,270
Jizhong Energy Resources Co., Ltd. Class A	330,600	303,897
PetroChina Co., Ltd. Class A	1,567,236	1,125,789
PetroChina Co., Ltd. Class H	10,020,930	4,583,594
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	114,200	178,426
Productive Technologies Co., Ltd. (b) (c)	1,512,000	193,723
Shaanxi Coal Industry Co., Ltd. Class A	453,400	1,217,568
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	100,900	207,813
Shanxi Coking Coal Energy Group Co., Ltd. Class A	176,300	296,855
Security Description	Shares	Value
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	191,900	$467,348
Sinopec Kantons Holdings, Ltd.	1,238,000	467,921
United Energy Group, Ltd.	3,688,000	363,841
Yankuang Energy Group Co., Ltd. Class A	59,200	287,322
Yankuang Energy Group Co., Ltd. Class H	783,900	2,390,383
		27,978,143
PAPER & FOREST PRODUCTS — 0.2%
Chengxin Lithium Group Co., Ltd. Class A	40,600	219,992
Lee & Man Paper Manufacturing, Ltd.	1,206,000	531,540
Nine Dragons Paper Holdings, Ltd.	1,079,000	984,309
Shandong Chenming Paper Holdings, Ltd. Class A (b)	456,800	328,792
		2,064,633
PERSONAL PRODUCTS — 0.2%
Hengan International Group Co., Ltd.	345,500	1,834,858
Yatsen Holding, Ltd. ADR (b) (c)	118,209	172,585
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	10,400	224,329
		2,231,772
PHARMACEUTICALS — 2.3%
Asymchem Laboratories Tianjin Co., Ltd. Class A	29,500	631,030
CanSino Biologics, Inc. Class A	5,614	118,482
CanSino Biologics, Inc. Class H (a) (c)	30,400	259,989
Changchun High & New Technology Industry Group, Inc. Class A NVDR	17,100	411,383
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	91,500	207,496
China Animal Healthcare, Ltd. (d)	763,600	—
China Medical System Holdings, Ltd.	617,300	971,235
China Resources Pharmaceutical Group, Ltd. (a)	868,000	702,857
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	80,400	543,952
China Shineway Pharmaceutical Group, Ltd.	334,000	324,802
Consun Pharmaceutical Group, Ltd.	762,000	395,403
CSPC Pharmaceutical Group, Ltd.	4,152,240	4,362,407

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	94,600	$407,312
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	110,000	324,153
Hansoh Pharmaceutical Group Co., Ltd. (a)	588,000	1,117,998
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	109,000	428,826
Humanwell Healthcare Group Co., Ltd. Class A	130,400	450,256
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	305,478	1,701,159
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	379,904	619,917
Livzon Pharmaceutical Group, Inc. Class A	128,900	605,111
Luye Pharma Group, Ltd. (a) (b) (c)	1,433,000	671,981
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	129,700	660,605
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	147,500	472,457
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	537,000	238,745
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	157,900	293,259
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	140,900	668,979
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	123,300	474,214
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	1,295,000	157,624
Sino Biopharmaceutical, Ltd.	5,042,250	2,952,368
SSY Group, Ltd.	1,084,332	598,783
Tong Ren Tang Technologies Co., Ltd. Class H	543,000	393,077
United Laboratories International Holdings, Ltd.	676,000	424,397
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (a) (b)	212,000	176,555
Yifan Pharmaceutical Co., Ltd. Class A (b)	271,100	479,989
Yunnan Baiyao Group Co., Ltd. Class A	73,869	580,374
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	28,400	1,184,050
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	121,600	384,193
Zhejiang NHU Co., Ltd. Class A	227,904	617,617
Security Description	Shares	Value
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	77,000	$217,795
		26,230,830
REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.7%
A-Living Smart City Services Co., Ltd. (a) (c)	150,750	181,751
Aoyuan Healthy Life Group Co., Ltd. (b) (c) (d)	290,000	17,277
Beijing Capital Development Co., Ltd. Class A	413,300	339,894
Beijing North Star Co., Ltd. Class A	1,000,600	295,024
China Aoyuan Group, Ltd. (b) (c) (d)	754,000	28,499
China Evergrande Group (b) (c) (d)	1,280,600	67,681
China Green Electricity Investment of Tianjin Co., Ltd. Class A	72,100	137,867
China Jinmao Holdings Group, Ltd.	2,383,115	512,961
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	346,619	632,735
China Overseas Grand Oceans Group, Ltd.	538,557	233,917
China Overseas Land & Investment, Ltd.	1,791,362	4,728,032
China Overseas Property Holdings, Ltd.	732,620	763,131
China Resources Land, Ltd.	1,398,555	6,405,978
China Resources Mixc Lifestyle Services, Ltd. (a)	298,800	1,517,937
China SCE Group Holdings, Ltd. (c)	544,000	68,305
China South City Holdings, Ltd. (b) (c)	2,316,000	166,171
China Vanke Co., Ltd. Class A	397,810	1,046,437
China Vanke Co., Ltd. Class H (c)	925,164	1,872,862
CIFI Ever Sunshine Services Group, Ltd. (c)	522,000	293,606
CIFI Holdings Group Co., Ltd.	2,087,217	294,164
Colour Life Services Group Co., Ltd. (b) (d)	411,000	16,324
Country Garden Holdings Co., Ltd. (b) (c)	3,591,215	1,228,521
Country Garden Services Holdings Co., Ltd.	883,000	2,199,312
E-House China Enterprise Holdings, Ltd. (b)	7,800	630
ESR Group, Ltd. (a)	931,400	1,954,700
Evergrande Property Services Group, Ltd. (a) (b) (c) (d)	2,228,500	164,176
Gemdale Corp. Class A	290,800	429,968
GR Properties, Ltd. (b)	1,412,000	170,056
Grandjoy Holdings Group Co., Ltd. Class A (b)	451,300	245,256

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Greentown China Holdings, Ltd.	461,500	$674,072
Greentown Service Group Co., Ltd.	774,000	513,689
Hopson Development Holdings, Ltd. (c)	523,108	514,734
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (b)	419,700	132,846
Jinke Properties Group Co., Ltd. Class A (b)	516,500	142,584
Kaisa Group Holdings, Ltd. (b) (d)	1,483,285	39,909
KE Holdings, Inc. ADR (b)	313,165	4,371,783
KWG Group Holdings, Ltd. (b) (c)	940,306	224,085
KWG Living Group Holdings, Ltd. (c)	512,174	113,526
Longfor Group Holdings, Ltd. (a) (c)	792,500	2,467,376
Poly Developments & Holdings Group Co., Ltd. Class A	544,400	1,190,483
Poly Property Group Co., Ltd.	1,748,784	392,107
Poly Property Services Co., Ltd. Class H	45,400	267,865
Red Star Macalline Group Corp., Ltd. Class A	344,760	233,698
Redco Properties Group, Ltd. (a) (b) (c)	590,200	121,746
RiseSun Real Estate Development Co., Ltd. Class A (b)	358,000	112,282
Seazen Group, Ltd. (b)	379,809	140,635
Seazen Holdings Co., Ltd. Class A (b)	130,900	387,846
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	245,400	393,698
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	232,300	327,020
Shenzhen Investment, Ltd.	2,670,565	458,498
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (b)	216,000	119,257
Shimao Group Holdings, Ltd. (b) (c) (d)	675,441	95,627
Sino-Ocean Group Holding, Ltd. (c)	2,101,212	293,445
SOHO China, Ltd. (b) (c)	1,033,000	181,322
Sunac China Holdings, Ltd. (b) (c) (d)	1,548,300	227,138
Sunac Services Holdings, Ltd. (a) (c)	339,000	182,423
Times China Holdings, Ltd. (b) (c)	263,000	50,882
Yango Group Co., Ltd. Class A (b)	441,900	120,074
Yanlord Land Group, Ltd.	551,300	419,271
Security Description	Shares	Value
Yuexiu Property Co., Ltd.	926,000	$1,121,173
Zhongtian Financial Group Co., Ltd. Class A (b)	945,500	206,350
		42,250,616
ROAD & RAIL — 0.3%
China High Speed Railway Technology Co., Ltd. Class A (b)	969,554	322,304
Full Truck Alliance Co., Ltd. ADR (b) (c)	299,781	2,398,248
Guangshen Railway Co., Ltd. Class H (b)	1,858,000	342,798
		3,063,350
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.9%
3peak, Inc. Class A	5,522	219,807
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	29,394	416,385
China Resources Microelectronics, Ltd. Class A	30,948	235,503
Daqo New Energy Corp. ADR (b)	28,317	1,093,319
Flat Glass Group Co., Ltd. Class A	72,340	348,273
Flat Glass Group Co., Ltd. Class H (c)	216,000	522,499
GCL Technology Holdings, Ltd. (b) (c)	9,111,000	2,311,325
GigaDevice Semiconductor, Inc. Class A	36,625	542,426
Hangzhou Chang Chuan Technology Co., Ltd. Class A	48,100	309,921
Hangzhou First Applied Material Co., Ltd. Class A	48,848	469,075
Hangzhou Lion Electronics Co., Ltd. Class A	32,000	197,027
Hangzhou Silan Microelectronics Co., Ltd. Class A	40,300	190,991
Hua Hong Semiconductor, Ltd. (a) (b) (c)	324,000	1,131,205
Ingenic Semiconductor Co., Ltd. Class A	15,800	160,858
JA Solar Technology Co., Ltd. Class A	107,556	934,121
JinkoSolar Holding Co., Ltd. ADR (b) (c)	20,754	848,424
Konfoong Materials International Co., Ltd. Class A	14,400	144,024
LONGi Green Energy Technology Co., Ltd. Class A (b)	309,420	1,889,922
Montage Technology Co., Ltd. Class A	55,161	499,083
NAURA Technology Group Co., Ltd. Class A	23,700	771,748

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Qingdao Gaoce Technology Co., Ltd. Class A	16,127	$174,863
Risen Energy Co., Ltd. Class A (b)	54,000	193,714
SG Micro Corp. Class A	18,950	472,733
Shanghai Fudan Microelectronics Group Co., Ltd. Class A	24,748	249,703
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	118,000	445,999
Shenzhen SC New Energy Technology Corp. Class A	13,900	229,067
StarPower Semiconductor, Ltd. Class A	8,900	423,592
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	159,200	866,542
Tianshui Huatian Technology Co., Ltd. Class A	115,700	138,629
Trina Solar Co., Ltd. Class A	80,507	741,905
Unigroup Guoxin Microelectronics Co., Ltd. Class A	41,399	788,746
Will Semiconductor Co., Ltd. Shanghai Class A	48,040	535,263
Wuxi Autowell Technology Co., Ltd. Class A	5,672	164,778
Xinyi Solar Holdings, Ltd.	2,251,162	2,492,013
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	64,900	596,204
		21,749,687
SOFTWARE — 0.9%
360 Security Technology, Inc. Class A	253,500	239,619
Agora, Inc. ADR (b)	30,148	117,879
Beijing Kingsoft Office Software, Inc. Class A	19,850	758,815
Beijing Shiji Information Technology Co., Ltd. Class A	167,200	362,246
Genimous Technology Co., Ltd. Class A (b)	407,500	311,566
Hundsun Technologies, Inc. Class A	107,991	631,509
Iflytek Co., Ltd. Class A	101,400	481,144
Jiangsu Hoperun Software Co., Ltd. Class A (b)	34,600	92,865
Kingdee International Software Group Co., Ltd. (b) (c)	1,400,000	3,002,710
Linklogis, Inc. Class B (a) (b) (c)	453,000	236,804
Ming Yuan Cloud Group Holdings, Ltd. (c)	348,000	313,001
NavInfo Co., Ltd. Class A	206,600	329,062
Newland Digital Technology Co., Ltd. Class A	46,298	87,057
OneConnect Financial Technology Co., Ltd. (b) (c)	2,450	13,013
Security Description	Shares	Value
Sangfor Technologies, Inc. Class A	27,200	$442,467
Shanghai Baosight Software Co., Ltd. Class A	162,676	1,053,338
Thunder Software Technology Co., Ltd. Class A	34,000	492,885
Topsec Technologies Group, Inc. Class A	202,100	291,808
Weimob, Inc. (a) (b) (c)	829,000	707,390
Yonyou Network Technology Co., Ltd. Class A	158,440	553,487
		10,518,665
SPECIALTY RETAIL — 0.6%
China Harmony Auto Holding, Ltd. (c)	987,500	151,827
China Meidong Auto Holdings, Ltd.	238,000	488,505
China Tourism Group Duty Free Corp., Ltd. Class A	79,000	2,466,648
China Yongda Automobiles Services Holdings, Ltd.	559,000	415,403
GOME Retail Holdings, Ltd. (b)	392,000	5,525
Pop Mart International Group, Ltd. (a) (c)	343,800	873,051
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	396,183	435,759
Super Hi International Holding, Ltd. (b) (c)	50,100	63,805
Topsports International Holdings, Ltd. (a)	1,084,000	859,706
Zhongsheng Group Holdings, Ltd.	326,500	1,679,572
		7,439,801
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.3%
Canaan, Inc. ADR (b) (c)	60,469	124,566
China Greatwall Technology Group Co., Ltd. Class A	251,400	370,622
Inspur Electronic Information Industry Co., Ltd. Class A	151,940	472,586
Legend Holdings Corp. Class H (a)	176,100	188,398
Lenovo Group, Ltd.	3,696,000	3,035,427
Ninestar Corp. Class A	51,200	383,990
Shenzhen Transsion Holdings Co., Ltd. Class A	35,277	405,447
Xiaomi Corp. Class B (a) (b) (c)	6,959,200	9,754,534
		14,735,570
TEXTILES, APPAREL & LUXURY GOODS — 2.0%
ANTA Sports Products, Ltd.	529,000	6,933,638
Bosideng International Holdings, Ltd.	1,986,000	944,024
China Dongxiang Group Co., Ltd.	3,650,000	144,972

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Golden Solar New Energy Technology Holdings, Ltd. (b) (c)	320,000	$339,067
Lao Feng Xiang Co., Ltd. Class A	66,800	413,225
Li Ning Co., Ltd.	1,078,207	9,359,256
Shenzhou International Group Holdings, Ltd.	389,800	4,384,966
Xtep International Holdings, Ltd. (c)	596,624	664,279
Zhejiang Semir Garment Co., Ltd. Class A	278,100	210,619
		23,394,046
TOBACCO — 0.2%
RLX Technology, Inc. ADR (b) (c)	356,932	820,944
Smoore International Holdings, Ltd. (a) (c)	876,000	1,360,306
		2,181,250
TRADING COMPANIES & DISTRIBUTORS — 0.2%
Beijing United Information Technology Co., Ltd. Class A	14,000	178,954
Bohai Leasing Co., Ltd. Class A (b)	914,700	292,171
China Meheco Co., Ltd. Class A	62,500	155,644
CITIC Resources Holdings, Ltd.	2,450,000	130,270
COSCO SHIPPING Development Co., Ltd. Class H	2,068,500	275,625
Jiangsu Guotai International Group Co., Ltd. Class A	303,820	373,251
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	184,200	318,144
Sichuan New Energy Power Co., Ltd. (b)	65,000	167,600
Xiamen C & D, Inc. Class A	230,100	453,958
Zall Smart Commerce Group, Ltd. (b)	1,944,000	99,629
		2,445,246
TRANSPORTATION INFRASTRUCTURE — 0.8%
Anhui Expressway Co., Ltd. Class H	648,000	522,222
Beijing Capital International Airport Co., Ltd. Class H (b)	1,101,939	806,164
China Merchants Port Holdings Co., Ltd.	841,611	1,233,580
COSCO SHIPPING International Hong Kong Co., Ltd.	608,000	196,306
COSCO SHIPPING Ports, Ltd.	512,842	407,385
Hainan Meilan International Airport Co., Ltd. Class H (b) (c)	124,000	377,325
Jiangsu Expressway Co., Ltd. Class H	1,062,795	970,887
Liaoning Port Co., Ltd. Class H	150,000	13,069
Security Description	Shares	Value
Qingdao Port International Co., Ltd. Class H (a)	1,070,000	$518,210
Shanghai International Airport Co., Ltd. Class A (b)	93,900	783,218
Shanghai International Port Group Co., Ltd. Class A	981,700	757,680
Shenzhen Expressway Corp., Ltd. Class H	522,000	450,107
Shenzhen International Holdings, Ltd.	822,152	806,883
Sichuan Expressway Co., Ltd. Class H	932,000	217,329
Yuexiu Transport Infrastructure, Ltd.	444,000	241,770
Zhejiang Expressway Co., Ltd. Class H	1,100,000	847,027
		9,149,162
WATER UTILITIES — 0.3%
Beijing Enterprises Water Group, Ltd. (c)	2,620,000	671,369
Chengdu Xingrong Environment Co., Ltd. Class A	134,700	95,201
China Water Affairs Group, Ltd.	480,000	396,671
Chongqing Water Group Co., Ltd. Class A	433,400	321,346
Guangdong Investment, Ltd.	1,440,000	1,474,141
Luenmei Quantum Co., Ltd. Class A	131,100	119,753
		3,078,481
TOTAL COMMON STOCKS (Cost $1,561,337,986)		1,134,810,384
SHORT-TERM INVESTMENTS — 2.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f) (g)	932,022	932,208
State Street Navigator Securities Lending Portfolio II (h) (i)	22,475,117	22,475,117
TOTAL SHORT-TERM INVESTMENTS (Cost $23,407,418)		23,407,325
TOTAL INVESTMENTS — 101.4% (Cost $1,584,745,404)		1,158,217,709
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.4)%		(16,191,678)
NET ASSETS — 100.0%		$1,142,026,031
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 11.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.

See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $767,441, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI China A 50 Connect Index (long)	35	01/20/2023	$1,919,750	$1,905,225	$(14,525)
MSCI China Net Total Return USD Index (long)	246	03/17/2023	5,951,146	5,963,175	12,029
					$(2,496)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,133,430,748	$571,004	$808,632	$1,134,810,384
Short-Term Investments	23,407,325	—	—	23,407,325
TOTAL INVESTMENTS	$1,156,838,073	$571,004	$808,632	$1,158,217,709
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	$12,029	$—	$—	$12,029
TOTAL OTHER FINANCIAL INSTRUMENTS:	$12,029	$—	$—	$12,029
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,156,850,102	$571,004	$808,632	$1,158,229,738
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(14,525)	—	—	(14,525)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(14,525)	$—	$—	$(14,525)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P CHINA ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,906,285	$6,907,667	$68,892,638	$74,868,566	$563	$(93)	932,022	$932,209	$38,493
State Street Navigator Securities Lending Portfolio II	25,099,670	25,099,670	130,412,304	133,036,857	—	—	22,475,117	22,475,117	83,355
Total		$32,007,337	$199,304,942	$207,905,423	$563	$(93)		$23,407,326	$121,848
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BERMUDA — 0.0% (a)
Productive Technologies Co., Ltd. (b)(c)	1,618,000	$207,304
BRAZIL — 5.7% (a)
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	105,455	22,570
Afya, Ltd. Class A (b)(c)	14,316	223,616
Aliansce Sonae Shopping Centers SA	613,019	1,974,989
Ambev SA ADR (c)	4,453,659	12,113,952
Americanas SA	795,855	1,454,614
Anima Holding SA (b)	125,975	92,100
Arco Platform, Ltd. Class A (b)(c)	12,846	173,421
Atacadao SA	24,387	68,268
Auren Energia SA	99,451	277,459
Azul SA Preference Shares (b)	137,554	286,845
B3 SA - Brasil Bolsa Balcao	6,398,607	16,009,394
Banco Bradesco SA ADR (b)(c)	5,851,641	16,852,726
Banco Bradesco SA	823,152	2,100,072
Banco BTG Pactual SA	775,653	3,517,048
Banco do Brasil SA	1,249,196	8,217,165
Banco Pan SA Preference Shares	529,848	609,153
Banco Santander Brasil SA	54,044	288,555
BB Seguridade Participacoes SA	741,556	4,734,666
Boa Vista Servicos SA	43,686	60,071
BR Malls Participacoes SA	1,538,116	2,417,986
Bradespar SA Preference Shares	539,870	3,038,958
Braskem SA Class A, ADR (c)	172,381	1,585,905
BRF SA ADR (b)(c)	760,310	1,201,290
CCR SA	744,587	1,525,912
Centrais Eletricas Brasileiras SA ADR (c)	988,165	7,836,148
CI&T, Inc. Class A (b)(c)	25,421	165,237
Cia Brasileira de Aluminio	928	2,030
Cia Brasileira de Distribuicao ADR (c)	331,024	1,026,174
Cia de Saneamento Basico do Estado de Sao Paulo	656,453	7,106,938
Cia Energetica de Minas Gerais ADR (c)	2,908,262	5,903,772
Cia Siderurgica Nacional SA ADR	889,266	2,454,374
Cielo SA	1,557,206	1,545,482
Clear Sale SA (b)	44,902	47,881
Cogna Educacao (b)	1,847,902	741,996
Construtora Tenda SA (b)	1,701	1,360
Cosan SA	1,151,186	3,732,810
Cosan SA ADR (c)	45,275	591,292
Security Description	Shares	Value
CVC Brasil Operadora e Agencia de Viagens SA (b)	103,719	$88,205
Cyrela Brazil Realty SA Empreendimentos e Participacoes	646,095	1,599,406
Desktop - Sigmanet Comunicacao Multimidia S.A (d)	67,999	103,034
Dexco SA	710,300	912,133
Embraer SA (b)	1,069,227	2,897,985
Eneva SA (b)	1,317,408	2,976,784
Engie Brasil Energia SA	116,734	837,518
Equatorial Energia SA	451,423	2,310,232
Eternit SA	9,061	18,346
Gafisa SA (b)	3,312	6,210
Gafisa SA	2,229	4,180
Gerdau SA ADR (c)	1,373,908	7,611,450
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	27,766	38,601
Grupo De Mona Soma SA	158,403	304,220
Grupo SBF SA	39,754	96,227
Hapvida Participacoes e Investimentos SA (b)(d)	3,476,404	3,344,880
Hypera SA	196,275	1,680,313
Infracommerce CXAAS SA (b)	211,720	148,772
Inter & Co., Inc. BDR	75,933	158,920
IRB Brasil Resseguros SA (b)	879,483	143,256
Itau Unibanco Holding SA Preference Shares ADR (c)	4,930,455	23,222,443
Itausa SA Preference Shares	6,853,074	11,045,913
Itausa SA	537,473	906,011
Kepler Weber SA	37,921	144,581
Klabin SA	434,802	1,644,585
Localiza Rent a Car SA	517,897	5,218,452
Locaweb Servicos de Internet SA (b)(d)	153,250	203,762
LOG Commercial Properties e Participacoes SA	3,631	11,086
Log-in Logistica Intermodal SA (b)	1,555	10,338
Lojas Renner SA	1,313,488	5,094,983
Magazine Luiza SA (b)	2,430,856	1,261,527
Marcopolo SA Preference Shares	531,216	284,737
Marfrig Global Foods SA	256,291	422,318
Meliuz SA (b)(d)	206,552	46,163
Metalurgica Gerdau SA Preference Shares	1,800,626	4,423,338
Mills Estruturas e Servicos de Engenharia SA	38,401	83,133
Minerva SA	47,949	117,699

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MMX Mineracao e Metalicos SA (b)(e)	20,968	$—
MRV Engenharia e Participacoes SA	132,635	190,923
Natura & Co. Holding SA	847,770	1,864,219
Nexa Resources SA (c)	23,071	139,118
Nexpe Participacoes SA (b)	7,020	412
NU Holdings, Ltd. Class A (b)(c)	1,899,833	7,732,320
Odontoprev SA	28,821	49,293
Oi SA ADR (b)	850,648	2,807
Pagseguro Digital, Ltd. Class A (b)(c)	164,748	1,439,898
PDG Realty SA Empreendimentos e Participacoes (b)	73,487	1,670
Pet Center Comercio e Participacoes SA	145,572	172,599
Petro Rio SA (b)	350,716	2,471,735
Petroleo Brasileiro SA Preference Shares ADR (c)(f)	2,143,196	19,910,291
Petroleo Brasileiro SA ADR (f)	1,495,799	15,930,259
Positivo Tecnologia SA	49,257	87,603
Profarma Distribuidora de Produtos Farmaceuticos SA	12,463	8,663
Qualicorp Consultoria e Corretora de Seguros SA	112,273	124,825
Raia Drogasil SA	874,285	3,927,845
Rede D'Or Sao Luiz SA (d)	726,221	4,068,682
Restoque Comercio e Confeccoes de Roupas SA (b)	8,932	3,536
Rodobens Negocios Imobiliarios SA	61,567	80,344
Rossi Residencial SA (b)	111,736	60,103
Rumo SA	830,785	2,928,341
StoneCo, Ltd. Class A (b)	198,956	1,878,145
Suzano SA	282,773	2,583,639
Suzano SA ADR	268,471	2,480,672
T4F Entretenimento SA (b)	144,226	65,287
Telefonica Brasil SA	705,227	5,122,488
TIM SA ADR (c)	338,836	3,947,439
TOTVS SA	293,625	1,536,043
Ultrapar Participacoes SA	802,367	1,916,350
Usinas Siderurgicas de Minas Gerais SA Usiminas ADR (c)	1,126,727	1,571,784
Vale SA ADR	3,256,774	55,267,455
Vale SA	145,221	2,444,669
Vasta Platform, Ltd. (b)(c)	10,331	41,324
Via SA (b)	1,338,045	608,231
Vibra Energia SA	708,704	2,087,286
VTEX Class A (b)(c)	108,147	405,551
WEG SA	1,776,732	12,959,316
XP, Inc. Class A (b)(c)	227,526	3,490,249
Security Description	Shares	Value
YDUQS Participacoes SA	353,323	$680,581
Zenvia, Inc. Class A (b)(c)	16,397	18,857
		349,724,822
CANADA — 0.0% (a)
Atlas Corp. (c)	14,598	223,933
CAYMAN ISLANDS — 0.0% (a)
Belite Bio, Inc. ADR (b)	7,164	219,218
CHILE — 0.6%
AntarChile SA	261,847	2,212,921
Banco de Chile	14,802,359	1,528,972
Banco Santander Chile	5,980,764	238,332
CAP SA	9,698	79,114
Cencosud SA	110,170	180,394
Empresas COPEC SA	613,560	4,558,039
Empresas Iansa SA (b)	3,077,012	36,117
Enel Americas SA	32,170,606	4,285,890
Enel Chile SA ADR (c)	1,383,140	3,112,065
Enjoy SA (b)	7,901,711	12,113
Falabella SA	1,868,125	3,618,060
Multiexport Foods SA	2,678,766	777,328
Parque Arauco SA	3,061,817	3,888,233
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	137,158	11,044,121
		35,571,699
CHINA — 33.7%
111, Inc. ADR (b)(c)	42,979	129,797
17 Education & Technology Group, Inc. ADR (b)(c)	75,989	155,018
360 DigiTech, Inc. ADR	88,655	1,805,016
360 Security Technology, Inc. Class A	144,700	136,777
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	375,030	981,094
3peak, Inc. Class A	11,261	448,252
3SBio, Inc. (d)	898,000	954,958
51 Talk Online Education Group (b)(c)	426	2,684
9F, Inc. ADR (b)	12,033	2,105
AAC Technologies Holdings, Inc. (b)(c)	925,632	2,115,744
Acrobiosystems Co., Ltd. Class A	9,700	143,968
Addsino Co., Ltd. Class A	363,100	492,785
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	55,258	782,765
Advanced Technology & Materials Co., Ltd. Class A (b)	183,700	205,768
AECC Aviation Power Co., Ltd. Class A	169,300	1,034,566
Agile Group Holdings, Ltd. (b)(c)	2,943,626	871,213

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Agora, Inc. ADR (b)	53,127	$207,727
Agricultural Bank of China, Ltd. Class A	8,506,300	3,577,666
Agricultural Bank of China, Ltd. Class H	27,611,216	9,480,914
Aier Eye Hospital Group Co., Ltd. Class A	388,337	1,743,878
Air China, Ltd. Class H (b)(c)	2,991,443	2,663,762
Airtac International Group	82,669	2,504,102
AK Medical Holdings, Ltd. (c)(d)	334,000	418,947
Akeso, Inc. Class B (b)(c)(d)	367,000	2,021,922
Alibaba Group Holding, Ltd. ADR (b)	1,661,559	146,366,732
Alibaba Health Information Technology, Ltd. (b)	2,932,000	2,498,133
A-Living Smart City Services Co., Ltd. (c)(d)	84,500	101,877
All Winner Technology Co., Ltd. Class A	61,940	182,270
Alpha Group Class A (b)	549,200	369,898
Alphamab Oncology (b)(c)(d)	228,000	315,492
Aluminum Corp. of China, Ltd. Class H	6,725,495	2,860,831
Amlogic Shanghai Co., Ltd. Class A (b)	33,212	338,463
Amoy Diagnostics Co., Ltd. Class A	18,000	68,812
An Hui Wenergy Co., Ltd. Class A (b)	342,600	221,836
Angang Steel Co., Ltd. Class H	3,875,231	1,057,565
Angelalign Technology, Inc. (d)	19,000	299,425
Anhui Anke Biotechnology Group Co., Ltd. Class A	17,640	23,864
Anhui Conch Cement Co., Ltd. Class A	154,200	610,216
Anhui Conch Cement Co., Ltd. Class H	1,614,010	5,645,452
Anhui Construction Engineering Group Co., Ltd. Class A	547,300	379,693
Anhui Expressway Co., Ltd. Class H	8,000	6,447
Anhui Guangxin Agrochemical Co., Ltd. Class A	441,060	1,874,179
Anhui Gujing Distillery Co., Ltd. Class A	7,700	297,033
Anhui Gujing Distillery Co., Ltd. Class B	159,500	2,554,469
Anhui Honglu Steel Construction Group Co., Ltd. Class A	101,940	431,549
Security Description	Shares	Value
Anhui Jiangnan Chemical Industry Co., Ltd. Class A	612,900	$434,062
Anhui Jinhe Industrial Co., Ltd. Class A	153,800	722,447
Anhui Kouzi Distillery Co., Ltd. Class A	16,300	135,864
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	744,517	977,072
Anhui Yingjia Distillery Co., Ltd. Class A	11,900	107,978
Anji Microelectronics Technology Shanghai Co., Ltd. Class A	18,007	468,468
Anjoy Foods Group Co., Ltd. Class A	14,500	339,256
Anker Innovations Technology Co., Ltd. Class A	5,900	50,542
ANTA Sports Products, Ltd.	1,093,906	14,337,899
Anton Oilfield Services Group (b)(c)	130,000	5,913
Aoshikang Technology Co., Ltd. Class A	27,400	96,510
Aotecar New Energy Technology Co., Ltd. Class A (b)	263,393	95,172
Apeloa Pharmaceutical Co., Ltd. Class A	309,500	963,546
Archermind Technology Nanjing Co., Ltd. Class A	10,500	70,963
Arcsoft Corp., Ltd. Class A	57,395	186,731
Ascentage Pharma Group International (b)(c)(d)	64,500	212,384
Asia - Potash International Investment Guangzhou Co., Ltd. Class A (b)	51,100	200,741
Asian Citrus Holdings, Ltd. (b)	550,000	5,215
Asymchem Laboratories Tianjin Co., Ltd. Class A	25,760	551,028
ATRenew, Inc. ADR (b)(c)	126,570	365,787
Autel Intelligent Technology Corp., Ltd. Class A	60,250	274,740
Autohome, Inc. ADR	49,824	1,524,614
Avary Holding Shenzhen Co., Ltd. Class A	149,300	592,120
AVIC Industry-Finance Holdings Co., Ltd. Class A	312,800	148,288
AviChina Industry & Technology Co., Ltd. Class H	3,537,000	1,590,641
Bafang Electric Suzhou Co., Ltd. Class A	9,514	147,120
BAIC Motor Corp., Ltd. Class H (d)	6,500	1,724
Baidu, Inc. ADR (b)	247,478	28,306,534

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Baidu, Inc. Class A (b)	11,755	$168,231
BAIOO Family Interactive, Ltd. (d)	3,100,000	170,789
Bank of China, Ltd. Class A	2,786,500	1,272,659
Bank of China, Ltd. Class H	68,490,074	24,921,596
Bank of Communications Co., Ltd. Class A	1,333,700	913,698
Bank of Communications Co., Ltd. Class H	20,961,841	12,058,843
Bank of Ningbo Co., Ltd. Class A	363,990	1,707,144
Baoshan Iron & Steel Co., Ltd. Class A	912,600	737,324
Baozun, Inc. ADR (b)	20,975	111,167
BBMG Corp. Class H	1,626,000	210,413
BeiGene, Ltd. ADR (b)	51,057	11,229,477
Beijing BDStar Navigation Co., Ltd. Class A	164,800	668,837
Beijing Capital International Airport Co., Ltd. Class H (b)	4,007,490	2,931,828
Beijing Career International Co., Ltd. Class A	30,600	216,712
Beijing Certificate Authority Co., Ltd. Class A	21,150	73,762
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	23,000	47,032
Beijing Ctrowell Technology Corp., Ltd. Class A	121,406	130,024
Beijing Dabeinong Technology Group Co., Ltd. Class A (b)	517,900	666,196
Beijing Easpring Material Technology Co., Ltd. Class A	36,000	293,459
Beijing Enterprises Holdings, Ltd.	893,500	2,861,966
Beijing Enterprises Water Group, Ltd. (c)	7,086,000	1,815,771
Beijing GeoEnviron Engineering & Technology, Inc. Class A	1,134,348	1,613,272
Beijing Huafeng Test & Control Technology Co., Ltd. Class A	7,235	289,103
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	1,100	2,199
Beijing Jingneng Clean Energy Co., Ltd. Class H	136,000	32,062
Beijing Jingyuntong Technology Co., Ltd. Class A	209,700	199,127
Beijing Kingsoft Office Software, Inc. Class A	29,456	1,126,028
Beijing Shiji Information Technology Co., Ltd. Class A	300,528	651,107
Security Description	Shares	Value
Beijing Shougang Co., Ltd. Class A	126,600	$68,983
Beijing Shunxin Agriculture Co., Ltd. Class A	26,900	115,938
Beijing SL Pharmaceutical Co., Ltd. Class A	339,450	403,287
Beijing Strong Biotechnologies, Inc. Class A	9,100	21,531
Beijing Tongtech Co., Ltd. Class A	29,600	87,403
Beijing United Information Technology Co., Ltd. Class A	17,100	218,580
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	24,460	447,919
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	11,100	162,292
Beijing Zuojiang Technology Co., Ltd. Class A	22,900	431,465
Beken Corp. Class A	25,764	105,978
Bengang Steel Plates Co., Ltd. Class A	335,500	143,048
BEST, Inc. ADR (b)(c)	40,422	22,232
Bethel Automotive Safety Systems Co., Ltd. Class A	26,600	306,797
Betta Pharmaceuticals Co., Ltd. Class A	1,400	9,970
BGI Genomics Co., Ltd. Class A	20,100	150,165
Biem.L.Fdlkk Garment Co., Ltd. Class A	222,363	823,073
Bilibili, Inc. ADR (b)	191,364	4,533,413
Bit Digital, Inc. (b)(c)	29,340	17,604
BIT Mining, Ltd. (b)	5,749	9,083
Black Peony Group Co., Ltd. Class A	64,500	61,528
Bloomage Biotechnology Corp., Ltd. Class A	9,972	194,976
Blue Sail Medical Co., Ltd. Class A (b)	160,500	180,708
BOE Technology Group Co., Ltd. Class A	1,304,500	637,275
BOE Technology Group Co., Ltd. Class B	1,087,100	479,135
Bosideng International Holdings, Ltd. (c)	3,428,000	1,629,463
Boyaa Interactive International, Ltd. (b)	64,000	3,321
Brii Biosciences, Ltd. (b)(c)	261,000	246,455
B-Soft Co., Ltd. Class A	304,619	348,257
BYD Co., Ltd. Class A	151,700	5,634,224
BYD Co., Ltd. Class H	749,622	18,498,158
BYD Electronic International Co., Ltd.	859,500	2,764,073

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
C&S Paper Co., Ltd. Class A	7,400	$14,695
C.banner International Holdings, Ltd. (b)	12,000	252
Cabbeen Fashion, Ltd.	1,620,000	211,712
Caitong Securities Co., Ltd. Class A	219,940	226,334
Canaan, Inc. ADR (b)(c)	109,582	225,739
CanSino Biologics, Inc. Class A	11,590	244,603
CanSino Biologics, Inc. Class H (c)(d)	34,400	294,198
CARsgen Therapeutics Holdings, Ltd. (b)(c)(d)	163,500	313,805
CECEP Wind-Power Corp. Class A	900,980	496,142
Central China Securities Co., Ltd. Class A	596,200	313,660
CETC Digital Technology Co., Ltd. Class A	193,590	561,840
CETC Potevio Science&Technology Co., Ltd. Class A	375,381	910,938
CGN Mining Co., Ltd. (b)	325,000	33,729
CGN New Energy Holdings Co., Ltd. (c)	364,000	125,920
CGN Nuclear Technology Development Co., Ltd. Class A	343,200	383,436
CGN Power Co., Ltd. Class H (d)	12,588,000	2,999,850
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	11,925	286,885
Changjiang Securities Co., Ltd. Class A	539,100	415,301
Changzhou Xingyu Automotive Lighting Systems Co., Ltd. Class A	27,200	500,728
Chanjet Information Technology Co., Ltd. Class H (b)	3,900	2,543
Chaowei Power Holdings, Ltd.	75,000	16,240
Cheetah Mobile, Inc. ADR (b)	2,975	5,474
Chengdu Hongqi Chain Co., Ltd. Class A	1,119,486	910,947
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	23,400	53,065
Chengdu RML Technology Co., Ltd. Class A	16,300	181,803
Chengtun Mining Group Co., Ltd. Class A	114,200	97,218
Chengxin Lithium Group Co., Ltd. Class A	40,500	219,450
Security Description	Shares	Value
China Aerospace International Holdings, Ltd.	2,814,000	$151,427
China Aircraft Leasing Group Holdings, Ltd.	6,500	3,606
China Aoyuan Group, Ltd. (b)(c)(e)	1,512,000	57,148
China Baoan Group Co., Ltd. Class A	380,600	665,060
China Bohai Bank Co., Ltd. Class H (c)(d)	42,500	10,074
China Chengtong Development Group, Ltd.	3,856,000	65,214
China Cinda Asset Management Co., Ltd. Class H	12,519,000	1,732,301
China CITIC Bank Corp., Ltd. Class H	8,668,208	3,842,689
China Coal Energy Co., Ltd. Class H (c)	3,572,750	2,906,740
China Common Rich Renewable Energy Investment, Ltd. (e)	856,000	—
China Communications Services Corp., Ltd. Class H	152,000	55,503
China Conch Environment Protection Holdings, Ltd. (b)	1,728,200	701,913
China Conch Venture Holdings, Ltd.	1,811,200	3,935,701
China Construction Bank Corp. Class H	83,301,351	52,190,418
China CSSC Holdings, Ltd. Class A	207,000	666,579
China Datang Corp. Renewable Power Co., Ltd. Class H	1,662,000	491,895
China Dili Group (b)(c)	2,637,100	222,998
China Dongxiang Group Co., Ltd.	1,227,000	48,734
China East Education Holdings, Ltd. (c)(d)	31,500	25,144
China Eastern Airlines Corp., Ltd. Class H (b)(c)	144,000	58,486
China Education Group Holdings, Ltd.	461,000	596,557
China Electronics Huada Technology Co., Ltd.	134,000	23,521
China Energine International Holdings, Ltd. (b)(c)(e)	1,430,000	29,315
China Everbright Bank Co., Ltd. Class A	731,300	324,489
China Everbright Environment Group, Ltd.	3,906,111	1,746,626
China Everbright, Ltd.	24,000	17,866
China Evergrande Group (b)(c)(e)	2,016,737	106,587
China Feihe, Ltd. (d)	2,132,000	1,813,782

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Financial Services Holdings, Ltd. (b)(e)	86,100	$9,377
China Foods, Ltd.	16,000	5,740
China Galaxy Securities Co., Ltd. Class A	203,500	273,241
China Galaxy Securities Co., Ltd. Class H	3,611,400	1,762,911
China Gas Holdings, Ltd.	2,816,000	4,098,650
China Great Wall Securities Co., Ltd. Class A	167,600	200,572
China Greatwall Technology Group Co., Ltd. Class A	209,900	309,442
China Green Electricity Investment of Tianjin Co., Ltd. Class A	102,800	196,571
China Hanking Holdings, Ltd.	1,480,000	149,802
China Harmony Auto Holding, Ltd. (c)	7,000	1,076
China High Speed Railway Technology Co., Ltd. Class A (b)	941,400	312,945
China Hongqiao Group, Ltd.	1,232,000	1,163,344
China Huarong Energy Co., Ltd. (b)	100,000	794
China Index Holdings, Ltd. ADR (b)(c)	8,830	8,032
China International Capital Corp., Ltd. Class A	66,500	366,484
China International Capital Corp., Ltd. Class H (d)	730,800	1,395,130
China International Marine Containers Group Co., Ltd. Class H	237,860	180,415
China Jinmao Holdings Group, Ltd.	952,927	205,116
China Jushi Co., Ltd. Class A	120,700	239,172
China Kings Resources Group Co., Ltd. Class A	13,468	77,123
China Lesso Group Holdings, Ltd.	1,725,000	1,801,261
China Life Insurance Co., Ltd. Class H	7,786,490	13,368,307
China Literature, Ltd. (b)(c)(d)	252,400	979,855
China Longyuan Power Group Corp., Ltd. Class H	3,420,000	4,180,270
China Medical System Holdings, Ltd.	1,811,000	2,849,356
China Meheco Co., Ltd. Class A	14,700	36,607
China Meidong Auto Holdings, Ltd.	152,000	311,987
China Mengniu Dairy Co., Ltd. (b)	3,066,085	13,906,484
Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class A	1,165,562	$6,276,887
China Merchants Bank Co., Ltd. Class H	3,337,399	18,664,753
China Merchants China Direct Investments, Ltd.	4,000	4,192
China Merchants Energy Shipping Co., Ltd. Class A	350,500	283,182
China Merchants Port Holdings Co., Ltd.	2,009,509	2,945,411
China Merchants Securities Co., Ltd. Class A	517,441	994,669
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	205,157	374,503
China Minsheng Banking Corp., Ltd. Class H (c)	8,918,879	3,085,346
China Modern Dairy Holdings, Ltd. (c)	93,000	11,796
China National Accord Medicines Corp., Ltd. Class B	356,995	833,832
China National Building Material Co., Ltd. Class H	3,795,400	3,117,062
China National Gold Group Gold Jewellery Co., Ltd. Class A	111,100	202,968
China National Software & Service Co., Ltd. Class A	38,700	326,264
China Nonferrous Mining Corp., Ltd.	242,000	124,334
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	221,500	801,950
China NT Pharma Group Co., Ltd. (b)	1,643,662	18,953
China Ocean Industry Group, Ltd. (b)(e)	57,625	231
China Oil & Gas Group, Ltd. (b)	132,000	5,074
China Oilfield Services, Ltd. Class H (c)	2,820,422	3,429,337
China Overseas Grand Oceans Group, Ltd.	117,745	51,141
China Overseas Land & Investment, Ltd.	3,718,494	9,814,410
China Overseas Property Holdings, Ltd.	62,066	64,651
China Pacific Insurance Group Co., Ltd. Class A	341,638	1,210,745
China Pacific Insurance Group Co., Ltd. Class H	2,430,533	5,412,291
China Petroleum & Chemical Corp. Class H	24,459,492	11,814,590
China Power International Development, Ltd.	5,887,511	2,489,290

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Railway Group, Ltd. Class H	7,230,487	$3,816,758
China Rare Earth Holdings, Ltd. (b)	2,731,200	173,216
China Rare Earth Resources & Technology Co., Ltd. Class A (b)	37,900	180,110
China Resources Beer Holdings Co., Ltd.	1,056,930	7,387,047
China Resources Boya Bio-pharmaceutical Group Co., Ltd. Class A	19,825	104,758
China Resources Cement Holdings, Ltd. (c)	738,000	391,459
China Resources Double Crane Pharmaceutical Co., Ltd. Class A	11,100	28,701
China Resources Gas Group, Ltd.	513,800	1,928,819
China Resources Land, Ltd.	2,868,820	13,140,419
China Resources Microelectronics, Ltd. Class A	29,187	222,103
China Resources Mixc Lifestyle Services, Ltd. (d)	299,200	1,519,969
China Resources Power Holdings Co., Ltd.	2,233,155	4,566,481
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	24,600	166,433
China Sanjiang Fine Chemicals Co., Ltd.	73,000	13,094
China Shenhua Energy Co., Ltd. Class A	288,200	1,150,492
China Shenhua Energy Co., Ltd. Class H	3,952,088	11,418,341
China Shuifa Singyes Energy Holdings, Ltd.	9,600	1,107
China South City Holdings, Ltd. (b)(c)	3,304,000	237,060
China Southern Airlines Co., Ltd. Class H (b)(c)	2,806,387	1,826,590
China State Construction Engineering Corp., Ltd. Class A	1,536,400	1,205,786
China State Construction International Holdings, Ltd.	700,000	786,552
China Suntien Green Energy Corp., Ltd. Class A	240,500	335,087
China Taiping Insurance Holdings Co., Ltd.	1,443,035	1,797,103
China Testing & Certification International Group Co., Ltd. Class A	1,227,433	2,288,514
Security Description	Shares	Value
China Three Gorges Renewables Group Co., Ltd. Class A	964,200	$787,375
China Tianying, Inc. Class A	739,300	541,745
China Tourism Group Duty Free Corp., Ltd. Class A	178,800	5,582,743
China Tower Corp., Ltd. Class H (d)	36,368,000	3,914,070
China TransInfo Technology Co., Ltd. Class A (b)	381,100	491,326
China Travel International Investment Hong Kong, Ltd. (b)(c)	9,506,000	2,155,763
China Vanke Co., Ltd. Class A	570,900	1,501,750
China Vanke Co., Ltd. Class H	1,436,200	2,907,381
China World Trade Center Co., Ltd. Class A	152,200	348,226
China Yangtze Power Co., Ltd. Class A	1,648,900	5,004,719
China Yongda Automobiles Services Holdings, Ltd.	1,039,500	772,471
China Yuhua Education Corp., Ltd. (b)(c)(d)	24,000	3,413
China ZhengTong Auto Services Holdings, Ltd. (b)	38,000	3,457
China Zhenhua Group Science & Technology Co., Ltd. Class A	159,307	2,630,154
ChinaCache International Holdings, Ltd. ADR (b)(c)(e)	18,355	—
Chinasoft International, Ltd. (b)	1,074,000	934,338
Chindata Group Holdings, Ltd. ADR (b)(c)	72,551	578,231
Chinese Universe Publishing & Media Group Co., Ltd. Class A	232,200	321,174
Chlitina Holding, Ltd.	2,000	12,917
Chongqing Brewery Co., Ltd. Class A	27,511	506,493
Chongqing Changan Automobile Co., Ltd. Class A	200,052	355,932
Chongqing Changan Automobile Co., Ltd. Class B	2,609,510	1,230,373
Chongqing Department Store Co., Ltd. Class A	24,800	84,771
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	8,702	18,992
Chongqing Gas Group Corp., Ltd. Class A	189,300	217,786
Chongqing Iron & Steel Co., Ltd. Class A (b)	840,500	191,938

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Machinery & Electric Co., Ltd. Class H	138,000	$10,962
Chongqing Three Gorges Water Conservancy & Electric Power Co., Ltd. Class A	149,900	185,673
Chongqing Zhifei Biological Products Co., Ltd. Class A	154,600	1,962,540
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A	66,700	67,868
Chow Tai Seng Jewellery Co., Ltd. Class A	222,443	451,068
CIFI Ever Sunshine Services Group, Ltd. (c)	192,000	107,993
CIFI Holdings Group Co., Ltd.	2,733,895	385,305
CIMC Enric Holdings, Ltd.	10,000	10,109
Citic Pacific Special Steel Group Co., Ltd. Class A	188,250	466,894
CITIC Resources Holdings, Ltd.	2,706,000	143,882
CITIC Securities Co., Ltd. Class A	788,770	2,269,801
CITIC Securities Co., Ltd. Class H	2,051,225	4,147,154
CITIC Telecom International Holdings, Ltd.	1,799,000	610,811
CITIC, Ltd.	5,060,961	5,343,060
Client Service International, Inc. Class A (b)	35,950	67,963
Cloopen Group Holding, Ltd. ADR (b)	45,975	32,366
CMOC Group, Ltd. Class A	2,026,600	1,332,740
CMOC Group, Ltd. Class H (c)	1,092,000	503,680
CMST Development Co., Ltd. Class A	340,500	244,590
CNGR Advanced Material Co., Ltd. Class A	45,900	435,260
CNHTC Jinan Truck Co., Ltd. Class A	214,760	460,631
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	1,599,828	1,424,361
COFCO Biotechnology Co., Ltd.	191,700	231,630
Colour Life Services Group Co., Ltd. (b)(e)	69,000	2,741
Comtec Solar Systems Group, Ltd. (b)	211,500	4,742
Connect Biopharma Holdings, Ltd. ADR (b)	5,770	5,007
Contec Medical Systems Co., Ltd. Class A	5,000	23,537
Contemporary Amperex Technology Co., Ltd. Class A	178,993	10,177,909
Security Description	Shares	Value
Continental Aerospace Technologies Holding, Ltd. (b)	2,452,527	$29,537
CooTek Cayman, Inc. ADR (b)	17,387	3,043
COSCO SHIPPING Development Co., Ltd. Class H	9,724,709	1,295,805
COSCO SHIPPING Energy Transportation Co., Ltd. Class H (b)(c)	2,776,000	2,126,917
COSCO SHIPPING Holdings Co., Ltd. Class A	438,200	651,709
COSCO SHIPPING Holdings Co., Ltd. Class H	4,604,562	4,696,034
COSCO SHIPPING Ports, Ltd.	2,799,882	2,224,136
Cosmo Lady China Holdings Co., Ltd. (b)(d)	71,000	1,828
Country Garden Holdings Co., Ltd. (b)(c)	7,714,587	2,639,088
Country Garden Services Holdings Co., Ltd.	1,478,000	3,681,295
CQ Pharmaceutical Holding Co., Ltd. Class A	754,100	553,680
Crazy Sports Group, Ltd. (b)	2,894,200	87,513
Crystal Clear Electronic Material Co., Ltd. Class A	30,211	64,100
CSC Financial Co., Ltd. Class A	204,600	702,320
CSG Holding Co., Ltd. Class B	937,845	359,279
CSPC Pharmaceutical Group, Ltd.	7,524,960	7,905,838
CStone Pharmaceuticals (b)(d)	161,500	95,804
CTS International Logistics Corp., Ltd. Class A	405,090	628,814
Daan Gene Co., Ltd. Class A	396,419	891,518
Dada Nexus, Ltd. ADR (b)(c)	53,168	370,581
Dajin Heavy Industry Co., Ltd. Class A	59,100	353,378
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	525,600	394,265
Daqo New Energy Corp. ADR (b)	55,051	2,125,519
DaShenLin Pharmaceutical Group Co., Ltd. Class A	44,056	252,154
Datang International Power Generation Co., Ltd. Class H (b)(c)	9,468,000	1,540,607
Dazhong Transportation Group Co., Ltd. Class B	1,681,950	418,806

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Deppon Logistics Co., Ltd. Class A (b)	165,100	$497,053
DHC Software Co., Ltd. Class A	177,600	145,287
DiDi Global, Inc. ADR (b)	90,670	288,331
Digital China Group Co., Ltd. Class A	212,100	672,579
Digital China Information Service Co., Ltd. Class A	170,100	264,781
DingDong Cayman, Ltd. ADR (b)(c)	94,732	404,506
Do-Fluoride New Materials Co., Ltd. Class A	161,200	776,312
Dongfang Electric Corp., Ltd. Class A	236,500	718,505
Dongfang Electric Corp., Ltd. Class H	318,400	541,753
Dongfang Electronics Co., Ltd. Class A	189,000	219,626
Dongfeng Motor Group Co., Ltd. Class H	1,094,714	628,360
Dongguan Aohai Technology Co., Ltd. Class A	32,200	158,281
Dongguan Yiheda Automation Co., Ltd. Class A	50,900	483,630
Dongjiang Environmental Co., Ltd. Class A	384,200	313,741
Dongyue Group, Ltd.	1,230,000	1,353,718
Double Medical Technology, Inc. Class A	153,900	756,949
DouYu International Holdings, Ltd. ADR (b)	80,176	112,246
East Group Co., Ltd. Class A	204,400	201,775
East Money Information Co., Ltd. Class A	588,424	1,649,902
Eastern Communications Co., Ltd. Class B	486,600	197,073
Ebang International Holdings, Inc. Class A (b)(c)	5,625	16,369
E-Commodities Holdings, Ltd.	6,250	1,265
Ecovacs Robotics Co., Ltd. Class A	14,900	157,079
E-House China Enterprise Holdings, Ltd. (b)(c)	296,400	23,925
Electric Connector Technology Co., Ltd. Class A	30,200	161,501
Eoptolink Technology, Inc., Ltd. Class A	32,513	111,606
ESR Group, Ltd. (d)	971,600	2,039,066
Essex Bio-technology, Ltd.	1,722,000	926,643
Eve Energy Co., Ltd. Class A	157,399	1,999,664
Security Description	Shares	Value
Everbright Securities Co., Ltd. Class A	171,500	$368,588
Everest Medicines, Ltd. (b)(c)(d)	63,500	141,401
Evergrande Property Services Group, Ltd. (b)(c)(d)(e)	2,936,000	216,299
Fang Holdings, Ltd. ADR (b)(c)	4,135	2,481
Fanhua, Inc. ADR (c)	52,081	385,399
Far East Horizon, Ltd. (c)	3,148,000	2,460,336
FAW Jiefang Group Co., Ltd. Class A	344,700	385,112
Fiberhome Telecommunication Technologies Co., Ltd. Class A	30,400	57,734
Fibocom Wireless, Inc. Class A	32,640	84,444
FinVolution Group ADR	36,916	183,103
Fire Rock Holdings, Ltd. (b)(c)(e)	804,000	28,843
First Capital Securities Co., Ltd. Class A	331,700	269,911
First Tractor Co., Ltd. Class A	190,600	311,292
Flat Glass Group Co., Ltd. Class A	213,200	1,026,427
Flat Glass Group Co., Ltd. Class H (c)	196,000	474,120
Focus Media Information Technology Co., Ltd. Class A (b)	424,900	410,232
Foshan Haitian Flavouring & Food Co., Ltd. Class A	286,196	3,292,628
Foxconn Industrial Internet Co., Ltd. Class A	160,600	213,086
Fufeng Group, Ltd.	71,000	43,210
Fujian Boss Software Development Co., Ltd. Class A	42,210	120,794
Fujian Funeng Co., Ltd. Class A	45,900	70,188
Fujian Star-net Communication Co., Ltd. Class A	204,700	566,865
Fujian Sunner Development Co., Ltd. Class A	162,500	556,397
Fujian Yongfu Power Engineering Co., Ltd. Class A	23,200	148,780
Fulin Precision Co., Ltd. Class A (b)	101,700	212,106
Full Truck Alliance Co., Ltd. ADR (b)(c)	538,127	4,305,016
Fuyao Glass Industry Group Co., Ltd. Class A	373,017	1,890,734
Fuyao Glass Industry Group Co., Ltd. Class H (d)	172,000	721,721

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ganfeng Lithium Group Co., Ltd. Class A	204,220	$2,051,690
Ganfeng Lithium Group Co., Ltd. Class H (c)(d)	155,400	1,160,779
Gaotu Techedu, Inc. ADR (b)(c)	169,919	401,009
G-bits Network Technology Xiamen Co., Ltd. Class A	14,600	660,148
GCL Energy Technology Co., Ltd.	66,300	125,723
GCL New Energy Holdings, Ltd. (b)	202,073	33,140
GCL System Integration Technology Co., Ltd. Class A (b)	522,000	219,548
GCL Technology Holdings, Ltd. (b)(c)	14,237,000	3,611,716
GD Power Development Co., Ltd. Class A (b)	529,800	326,968
GDS Holdings, Ltd. ADR (b)	100,585	2,074,063
Geely Automobile Holdings, Ltd. (c)	4,423,489	6,460,999
GEM Co., Ltd. Class A	137,400	147,551
Gemdale Corp. Class A	169,800	251,061
Genertec Universal Medical Group Co., Ltd. (d)	903,100	548,459
Genetron Holdings, Ltd. ADR (b)(c)	29,628	33,183
Genimous Technology Co., Ltd. Class A (b)	595,600	455,383
Genscript Biotech Corp. (b)	692,000	2,203,243
Getein Biotech, Inc. Class A	353,478	638,614
GF Securities Co., Ltd. Class H	2,163,000	3,109,419
Giant Network Group Co., Ltd. Class A	363,900	418,660
GigaDevice Semiconductor, Inc. Class A	36,960	547,387
Ginlong Technologies Co., Ltd. Class A (b)	24,650	641,470
Global Bio-Chem Technology Group Co., Ltd. (b)	1,096,000	21,906
GoerTek, Inc. Class A	357,900	870,586
Goke Microelectronics Co., Ltd. Class A	19,100	234,787
Golden Solar New Energy Technology Holdings, Ltd. (b)(c)	668,000	707,802
GoldenHome Living Co., Ltd. Class A	45,080	186,800
Goldpac Group, Ltd.	64,000	12,956
GOME Retail Holdings, Ltd. (b)(c)	13,750,000	193,787
Goodbaby International Holdings, Ltd. (b)	67,000	5,408
GoodWe Technologies Co., Ltd. Class A	13,250	618,736
Security Description	Shares	Value
Gotion High-tech Co., Ltd. Class A	110,244	$459,373
Gracell Biotechnologies, Inc. ADR (b)(c)	10,816	24,877
Grand Baoxin Auto Group, Ltd. (b)	3,158	180
Grandjoy Holdings Group Co., Ltd. Class A (b)	186,300	101,243
Great Wall Motor Co., Ltd. Class H (c)	3,527,876	4,592,370
Greatview Aseptic Packaging Co., Ltd. (b)	10,000	1,871
Gree Electric Appliances, Inc. of Zhuhai Class A (b)	194,100	906,699
Gree Real Estate Co., Ltd. Class A	361,600	545,103
Greentown China Holdings, Ltd.	896,500	1,309,438
Greentown Service Group Co., Ltd.	484,000	321,222
Grinm Advanced Materials Co., Ltd. Class A	170,000	315,486
Guangdong Create Century Intelligent Equipment Group Corp Ltd Class A (b)	137,500	168,326
Guangdong Electric Power Development Co., Ltd. Class B (b)	2,750,240	739,980
Guangdong Golden Dragon Development, Inc. Class A	186,700	349,176
Guangdong Haid Group Co., Ltd. Class A	157,100	1,401,647
Guangdong Hongda Holdings Group Co., Ltd. Class A	159,700	622,287
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	756,000	401,009
Guangdong Investment, Ltd.	4,264,229	4,365,331
Guangdong Jia Yuan Technology Shares Co., Ltd. Class A	24,522	158,959
Guangdong Kinlong Hardware Products Co., Ltd. Class A	28,300	425,184
Guangdong Provincial Expressway Development Co., Ltd. Class B	341,400	240,578
Guangdong Shunkong Development Co., Ltd. Class A	75,200	183,792
Guangdong Xinbao Electrical Appliances Holdings Co., Ltd. Class A	328,300	790,044

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	176,000	$686,565
Guanghui Energy Co., Ltd. Class A	395,800	515,998
Guangshen Railway Co., Ltd. Class H (b)(c)	7,218,000	1,331,709
Guangxi Guiguan Electric Power Co., Ltd. Class A	349,700	291,128
Guangzhou Automobile Group Co., Ltd. Class H	4,008,090	2,701,177
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	182,000	783,624
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	6,000	17,681
Guangzhou Great Power Energy & Technology Co., Ltd. Class A	45,300	510,626
Guangzhou Haige Communications Group, Inc. Co. Class A	387,700	455,007
Guangzhou Jet Biofiltration Co., Ltd. Class A	57,070	198,458
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	15,400	174,058
Guangzhou R&F Properties Co., Ltd. Class H (b)(c)	1,372,282	334,062
Guangzhou Restaurant Group Co., Ltd. Class A	229,360	855,933
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	4,400	37,546
Guangzhou Tinci Materials Technology Co., Ltd. Class A	323,498	2,050,720
Guangzhou Wondfo Biotech Co., Ltd. Class A	14,840	68,357
Guangzhou Yuexiu Capital Holdings Group Co., Ltd. Class A	731,584	633,369
Guangzhou Zhujiang Brewery Co., Ltd. Class A	360,600	417,469
Guizhou Xinbang Pharmaceutical Co., Ltd. Class A	363,900	247,199
Guocheng Mining Co., Ltd. Class A (b)	181,500	425,232
Guosen Securities Co., Ltd. Class A	560,500	719,374
Guosheng Financial Holding, Inc. Class A (b)	177,900	190,529
Guotai Junan Securities Co., Ltd. Class A	388,000	762,109
Guoyuan Securities Co., Ltd. Class A	198,110	181,249
Security Description	Shares	Value
H World Group, Ltd. ADR	131,223	$5,566,480
Haichang Ocean Park Holdings, Ltd. (b)(c)(d)	2,936,000	601,874
Haidilao International Holding, Ltd. (b)(c)(d)	579,000	1,661,715
Haier Smart Home Co., Ltd. Class A	389,400	1,376,634
Haier Smart Home Co., Ltd. Class H	1,706,800	5,816,934
Hainan Meilan International Airport Co., Ltd. Class H (b)	65,000	197,791
Haisco Pharmaceutical Group Co., Ltd. Class A	189,100	608,118
Haitian International Holdings, Ltd.	189,000	506,102
Haitong Securities Co., Ltd. Class A	362,900	455,798
Haitong Securities Co., Ltd. Class H	3,578,400	2,200,696
Hang Zhou Great Star Industrial Co., Ltd. Class A (b)	387,800	1,063,825
Hangjin Technology Co., Ltd. Class A	179,500	709,558
Hangzhou Chang Chuan Technology Co., Ltd. Class A	149,030	960,240
Hangzhou Dptech Technologies Co., Ltd. Class A	26,850	51,070
Hangzhou First Applied Material Co., Ltd. Class A	232,057	2,228,386
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (b)	517,900	208,093
Hangzhou Lion Electronics Co., Ltd. Class A	28,300	174,246
Hangzhou Onechance Tech Corp. Class A	69,000	278,240
Hangzhou Robam Appliances Co., Ltd. Class A	34,200	137,218
Hangzhou Silan Microelectronics Co., Ltd. Class A	151,600	718,467
Hangzhou Steam Turbine Power Group Co., Ltd. Class B	1,207,216	1,500,329
Hangzhou Tigermed Consulting Co., Ltd. Class A	136,022	2,060,329
Hansoh Pharmaceutical Group Co., Ltd. (d)	490,000	931,665
Haohua Chemical Science & Technology Co., Ltd. Class A	34,119	211,603

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Harbin Boshi Automation Co., Ltd. Class A	751,020	$1,520,743
Harbin Electric Co., Ltd. Class H (b)	3,234,942	1,297,301
HBM Holdings, Ltd. (b)(c)(d)	199,000	71,646
Health & Happiness H&H International Holdings, Ltd.	5,000	10,673
Hebei Construction Group Corp., Ltd. Class H (b)	78,500	8,851
Hefei Meiya Optoelectronic Technology, Inc. Class A	209,620	724,097
Helens International Holdings Co., Ltd. (b)(c)	158,000	300,010
Hello Group, Inc. ADR (c)	132,565	1,190,434
Henan Lingrui Pharmaceutical Co. Class A	388,700	732,585
Henan Shenhuo Coal & Power Co., Ltd. Class A	159,900	345,737
Henan Shuanghui Investment & Development Co., Ltd. Class A	150,240	563,059
Hengan International Group Co., Ltd.	827,500	4,394,631
Hengdian Group DMEGC Magnetics Co., Ltd. Class A	159,000	430,658
Hengli Petrochemical Co., Ltd. Class A	502,000	1,126,785
Hisense Home Appliances Group Co., Ltd. Class A	525,700	1,000,668
Hithink RoyalFlush Information Network Co., Ltd. Class A	6,200	88,365
Holitech Technology Co., Ltd. Class A (b)	299,300	110,309
Hongda Xingye Co., Ltd. Class A (b)	508,900	238,311
Hongfa Technology Co., Ltd. Class A	41,860	202,135
Honghua Group, Ltd. (b)	14,000	429
Honworld Group, Ltd. (b)(d)(e)	35,000	4,170
Hope Education Group Co., Ltd. (b)(c)(d)	180,000	16,144
Hopson Development Holdings, Ltd. (c)	301,882	297,049
Hoshine Silicon Industry Co., Ltd. Class A	39,000	467,514
Hua Hong Semiconductor, Ltd. (b)(c)(d)	456,000	1,592,067
Huadian Power International Corp., Ltd. Class H (c)	3,741,308	1,548,303
Huadong Medicine Co., Ltd. Class A	34,200	231,333
Security Description	Shares	Value
Huafon Chemical Co., Ltd. Class A	1,462,000	$1,436,886
Huafu Fashion Co., Ltd. Class A	159,800	70,444
Huagong Tech Co., Ltd. Class A	148,100	351,261
Huaibei Mining Holdings Co., Ltd. Class A	57,200	105,821
Hualan Biological Engineering, Inc. Class A	312,827	1,023,187
Huaneng Lancang River Hydropower, Inc. Class A	25,900	24,706
Huaneng Power International, Inc. Class H (b)(c)	6,192,416	2,927,631
Huangshan Tourism Development Co., Ltd. Class B	1,282,882	1,071,206
Huatai Securities Co., Ltd. Class A	549,200	1,011,267
Huatai Securities Co., Ltd. Class H (d)	1,066,600	1,220,346
Huaxi Securities Co., Ltd. Class A	389,400	423,796
Huayu Automotive Systems Co., Ltd. Class A	176,461	441,991
Hubei Biocause Pharmaceutical Co., Ltd. Class A	543,300	248,138
Hubei Feilihua Quartz Glass Co., Ltd. Class A	25,694	204,249
Huizhou Desay Sv Automotive Co., Ltd. Class A	117,162	1,783,800
Humanwell Healthcare Group Co., Ltd. Class A	33,900	117,053
Hunan Dakang International Food & Agriculture Co., Ltd. Class A (b)	957,300	356,972
Hunan Gold Corp., Ltd. Class A	173,400	324,552
Hunan Valin Steel Co., Ltd. Class A	312,200	212,079
Hunan Zhongke Electric Co., Ltd. Class A	51,300	152,591
Hundsun Technologies, Inc. Class A	328,310	1,919,889
HUYA, Inc. ADR (b)	30,354	119,898
Hygeia Healthcare Holdings Co., Ltd. (b)(c)(d)	221,000	1,585,660
Hytera Communications Corp., Ltd. Class A (b)	574,000	423,935
HyUnion Holding Co., Ltd. Class A (b)	150,300	166,617
Iflytek Co., Ltd. Class A	206,400	979,370
iHuman, Inc. ADR (b)(c)	20,090	52,234
I-Mab ADR (b)	31,307	130,863

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Imeik Technology Development Co., Ltd. Class A	5,700	$466,580
Industrial & Commercial Bank of China, Ltd. Class A	5,379,605	3,374,475
Industrial & Commercial Bank of China, Ltd. Class H	60,745,656	31,287,521
Industrial Bank Co., Ltd. Class A	1,112,000	2,827,071
Industrial Securities Co., Ltd. Class A	556,400	461,599
INESA Intelligent Tech, Inc. Class B	3,502,500	1,723,230
Ingdan, Inc. (b)(d)	64,000	14,596
Ingenic Semiconductor Co., Ltd. Class A	35,700	363,457
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	2,842,100	788,691
Inner Mongolia ERDOS Resources Co., Ltd. Class A	110,000	241,500
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	600,000	346,011
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	223,300	1,000,499
Inner Mongolia Yitai Coal Co., Ltd. Class B	725,536	958,433
Inner Mongolia Yuan Xing Energy Co., Ltd. Class A	156,400	177,222
InnoCare Pharma, Ltd. (b)(c)(d)	188,000	328,550
Innovent Biologics, Inc. (b)(d)	786,000	3,373,628
Inspur Electronic Information Industry Co., Ltd. Class A	32,816	102,069
Intco Medical Technology Co., Ltd. Class A	56,700	172,341
iQIYI, Inc. ADR (b)(c)	256,516	1,359,535
iRay Technology Co., Ltd. Class A	4,060	268,685
IRICO Group New Energy Co., Ltd. Class H (b)	25,000	30,237
JA Solar Technology Co., Ltd. Class A	209,960	1,823,496
Jacobio Pharmaceuticals Group Co., Ltd. (b)(d)	78,600	52,669
Jade Bird Fire Co., Ltd. Class A	50,800	205,510
Jafron Biomedical Co., Ltd. Class A	15,420	69,023
Jason Furniture Hangzhou Co., Ltd. Class A	208,540	1,287,316
JCET Group Co., Ltd. Class A	45,700	152,249
Security Description	Shares	Value
JD Health International, Inc. (b)(d)	892,650	$8,160,280
JD Logistics, Inc. (b)(d)	1,061,000	2,055,403
JD.com, Inc. ADR	845,145	47,437,989
JD.com, Inc. Class A	265,642	7,494,522
Jiajiayue Group Co., Ltd. Class A (b)	198,100	360,476
Jiangling Motors Corp., Ltd. Class A	154,300	299,508
Jiangnan Group, Ltd. (b)	201,000	5,125
Jiangsu Akcome Science & Technology Co., Ltd. Class A (b)	496,400	204,476
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd. Class A	38,100	194,056
Jiangsu Boqian New Materials Stock Co., Ltd. Class A	28,400	190,583
Jiangsu Changshu Rural Commercial Bank Co., Ltd. Class A	186,100	203,076
Jiangsu Cnano Technology Co., Ltd. Class A	21,147	235,773
Jiangsu Eastern Shenghong Co., Ltd. Class A	552,700	1,041,677
Jiangsu Expressway Co., Ltd. Class H	2,921,087	2,668,480
Jiangsu Guomao Reducer Co., Ltd. Class A	77,500	233,435
Jiangsu Hengli Hydraulic Co., Ltd. Class A	155,251	1,417,013
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	499,216	2,780,056
Jiangsu Hoperun Software Co., Ltd. Class A (b)	51,600	138,493
Jiangsu Jiejie Microelectronics Co., Ltd. Class A	172,150	513,052
Jiangsu King's Luck Brewery JSC, Ltd. Class A	33,100	243,507
Jiangsu Linyang Energy Co., Ltd. Class A	190,500	236,513
Jiangsu Nata Opto-electronic Material Co., Ltd. Class A	25,480	106,982
Jiangsu Shagang Co., Ltd. Class A	133,300	75,716
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	126,465	2,933,671
Jiangsu Yangnong Chemical Co., Ltd. Class A	14,500	217,746
Jiangsu Yoke Technology Co., Ltd. Class A	171,100	1,245,627

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	238,978	$1,100,449
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (b)	170,800	54,063
Jiangsu Zhongtian Technology Co., Ltd. Class A	212,100	495,084
Jiangxi Copper Co., Ltd. Class H	1,806,000	2,665,631
Jiangxi Lianchuang Optoelectronic Science & Technology Co., Ltd. Class A	168,300	579,175
Jiangxi Special Electric Motor Co., Ltd. Class A (b)	62,400	157,379
Jiangxi Zhengbang Technology Co., Ltd. Class A (b)	343,200	209,823
Jiangyin Hengrun Heavy Industries Co., Ltd. Class A	57,500	205,273
Jinchuan Group International Resources Co., Ltd. (c)	617,000	44,269
Jinke Properties Group Co., Ltd. Class A (b)	919,630	253,871
JinkoSolar Holding Co., Ltd. ADR (b)(c)	38,096	1,557,364
Jinlei Technology Co., Ltd. Class A (b)	51,000	296,911
Jinxin Fertility Group, Ltd. (c)(d)	767,500	708,996
JiuGui Liquor Co., Ltd. Class A	22,500	448,579
Jiumaojiu International Holdings, Ltd. (c)(d)	225,000	601,061
JL Mag Rare-Earth Co., Ltd. Class A	62,240	263,215
Joinn Laboratories China Co., Ltd. Class A	154,808	1,306,913
Jointown Pharmaceutical Group Co., Ltd. Class A	376,200	709,026
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	4,300	22,914
Joy City Property, Ltd. (b)	3,014,000	123,573
Joyoung Co., Ltd. Class A	338,456	806,168
JOYY, Inc. ADR (c)	37,948	1,198,777
Ju Teng International Holdings, Ltd.	134,500	23,092
Juewei Food Co., Ltd. Class A	19,000	167,761
JW Cayman Therapeutics Co., Ltd. (b)(d)	108,000	60,193
Kama Co., Ltd. Class B (b)	1,342,000	546,194
Security Description	Shares	Value
Kandi Technologies Group, Inc. (b)(c)	9,504	$21,859
Kangji Medical Holdings, Ltd. (c)	117,500	121,942
Kanzhun, Ltd. ADR (b)	162,632	3,312,814
KBC Corp., Ltd. Class A	4,559	144,621
KE Holdings, Inc. ADR (b)	552,085	7,707,107
Keboda Technology Co., Ltd. Class A	10,600	100,855
Keda Industrial Group Co., Ltd. Class A	124,100	254,878
Kehua Data Co., Ltd. Class A	34,800	250,934
Keshun Waterproof Technologies Co., Ltd. Class A (b)	115,460	209,932
Keymed Biosciences, Inc. (b)(d)	97,500	637,096
Kingboard Holdings, Ltd.	976,891	3,110,301
KingClean Electric Co., Ltd. Class A	45,640	184,965
Kingdee International Software Group Co., Ltd. (b)(c)	2,144,700	4,599,937
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	68,600	262,738
Kingsoft Corp., Ltd.	717,600	2,399,677
Kintor Pharmaceutical, Ltd. (b)(c)(d)	145,000	182,993
Konfoong Materials International Co., Ltd. Class A	20,700	207,034
Konka Group Co., Ltd. Class B	3,841,223	949,854
Koolearn Technology Holding, Ltd. (b)(c)(d)	225,500	1,516,826
KPC Pharmaceuticals, Inc. Class A	177,100	361,426
Kuaishou Technology (b)(d)	1,574,100	14,329,343
Kuang-Chi Technologies Co., Ltd. Class A	223,490	549,773
Kunlun Energy Co., Ltd.	4,868,152	3,474,155
Kunshan Kinglai Hygienic Materials Co., Ltd. Class A	15,600	151,291
Kweichow Moutai Co., Ltd. Class A	99,879	24,930,593
KWG Group Holdings, Ltd. (b)	1,815,668	432,692
KWG Living Group Holdings, Ltd. (c)	629,822	139,603
Lao Feng Xiang Co., Ltd. Class A	27,600	170,734
Lao Feng Xiang Co., Ltd. Class B	7,130	20,855
Laobaixing Pharmacy Chain JSC Class A	34,580	202,267
LB Group Co., Ltd. Class A	187,600	513,003

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Lee & Man Paper Manufacturing, Ltd.	76,000	$33,497
Lenovo Group, Ltd. (c)	7,652,282	6,284,618
Lens Technology Co., Ltd. Class A	338,665	515,424
Leo Group Co., Ltd. Class A (b)	1,889,000	483,249
Levima Advanced Materials Corp. Class A	65,900	289,075
LexinFintech Holdings, Ltd. ADR (b)	69,109	131,307
Li Auto, Inc. ADR (b)	447,268	9,124,267
Li Ning Co., Ltd.	2,080,193	18,056,884
Lianhua Supermarket Holdings Co., Ltd. Class H (b)	13,000	741
Lifetech Scientific Corp. (b)	3,450,000	1,140,430
Ligao Foods Co., Ltd. Class A	22,700	315,556
Lingyi iTech Guangdong Co. Class A (b)	713,300	468,052
Link Motion, Inc. ADR (b)(e)	16,509	—
Linklogis, Inc. Class B (b)(c)(d)	340,500	177,995
Livzon Pharmaceutical Group, Inc. Class H	309,527	1,041,017
Lizhong Sitong Light Alloys Group Co., Ltd. Class A	51,700	184,940
Longfor Group Holdings, Ltd. (c)(d)	1,211,500	3,771,895
LONGi Green Energy Technology Co., Ltd. Class A (b)	745,004	4,550,448
Longshine Technology Group Co., Ltd. Class A	39,450	125,326
Lu Thai Textile Co., Ltd. Class B	160,000	103,524
Luenmei Quantum Co., Ltd. Class A	383,208	350,040
Lufax Holding, Ltd. ADR	382,149	741,369
Luokung Technology Corp. (b)	381,069	57,694
Luoyang Glass Co., Ltd. Class H (b)(c)	76,000	79,847
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	34,140	262,902
Luxshare Precision Industry Co., Ltd. Class A	747,029	3,428,051
Luye Pharma Group, Ltd. (b)(c)(d)	889,000	416,882
Luzhou Laojiao Co., Ltd. Class A	157,642	5,110,090
Maanshan Iron & Steel Co., Ltd. Class H (c)	2,718,000	633,798
Maccura Biotechnology Co., Ltd. Class A	37,572	93,946
Security Description	Shares	Value
Mango Excellent Media Co., Ltd. Class A	134,750	$584,663
Maxscend Microelectronics Co., Ltd. Class A	33,696	556,661
Medlive Technology Co., Ltd. (c)(d)	46,500	50,820
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (b)	365,760	324,058
Meitu, Inc. (b)(c)(d)	2,637,000	462,872
Meituan Class B (b)(d)	3,505,048	78,454,300
Metallurgical Corp. of China, Ltd. Class A	138,800	63,794
Metallurgical Corp. of China, Ltd. Class H	1,771,000	392,550
Microport Cardioflow Medtech Corp. (b)(d)	104,000	34,778
Microport Scientific Corp. (b)(c)	527,437	1,388,712
Milkyway Chemical Supply Chain Service Co., Ltd. Class A	23,525	396,659
Ming Yang Smart Energy Group, Ltd. Class A	129,200	471,696
Ming Yuan Cloud Group Holdings, Ltd. (c)	372,000	334,588
MINISO Group Holding, Ltd. ADR (c)	80,204	860,589
Minth Group, Ltd.	250,000	677,455
MLS Co., Ltd. Class A	49,748	58,313
MMG, Ltd. (b)	1,692,000	433,571
MOBI Development Co., Ltd. (b)	1,141,000	32,162
Mobvista, Inc. (b)(d)	105,000	54,485
Montage Technology Co., Ltd. Class A	83,709	757,378
Montnets Cloud Technology Group Co., Ltd. Class A (b)	360,700	585,453
Morimatsu International Holdings Co., Ltd. (b)	167,000	185,509
Muyuan Foods Co., Ltd. Class A	502,784	3,542,600
NanJi E-Commerce Co., Ltd. Class A	599,800	416,982
Nanjing Hanrui Cobalt Co., Ltd. Class A	7,500	43,414
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	8,128	21,193
Nantong Jianghai Capacitor Co., Ltd. Class A	141,600	457,821
NARI Technology Co., Ltd. Class A	382,116	1,347,569
NAURA Technology Group Co., Ltd. Class A	30,200	983,409
NavInfo Co., Ltd. Class A	198,500	316,161

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
NetDragon Websoft Holdings, Ltd.	34,500	$74,084
NetEase, Inc. ADR (c)	322,221	23,402,911
New China Life Insurance Co., Ltd. Class H	900,500	2,203,672
New Hope Liuhe Co., Ltd. Class A (b)	517,800	966,172
New Horizon Health, Ltd. (b)(d)	18,500	41,717
New Oriental Education & Technology Group, Inc. ADR (b)	146,942	5,116,520
Newland Digital Technology Co., Ltd. Class A	496,020	932,701
Ninestar Corp. Class A	26,600	199,495
Ningbo Deye Technology Co., Ltd. Class A	16,100	770,695
Ningbo Joyson Electronic Corp. Class A (b)	33,300	67,622
Ningbo Orient Wires & Cables Co., Ltd. Class A	49,800	488,222
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	40,564	403,069
Ningbo Sanxing Medical Electric Co., Ltd. Class A	183,500	357,513
Ningbo Shanshan Co., Ltd. Class A	114,400	300,929
Ningbo Tuopu Group Co., Ltd. Class A	55,200	467,363
Ningbo Xusheng Group Co., Ltd. Class A	38,080	177,443
Ningbo Zhenyu Technology Co., Ltd. Class A	13,700	163,655
Ningxia Baofeng Energy Group Co., Ltd. Class A	51,000	88,970
NIO, Inc. ADR (b)	1,227,574	11,968,846
NiSun International Enterprise Development Group Co., Ltd. (b)	1,597	899
Niu Technologies ADR (b)(c)	20,510	107,267
Noah Holdings, Ltd. ADR (b)	16,395	254,122
Nongfu Spring Co., Ltd. Class H (d)	1,363,200	7,702,435
Northeast Securities Co., Ltd. Class A	170,100	159,803
Ocean's King Lighting Science & Technology Co., Ltd. Class A	154,100	179,962
Ocumension Therapeutics (b)(c)(d)	11,000	13,826
Offcn Education Technology Co., Ltd. Class A (b)	66,400	44,434
OFILM Group Co., Ltd. Class A (b)	158,400	107,831
Security Description	Shares	Value
OneConnect Financial Technology Co., Ltd. (b)(c)	4,932	$26,189
Oppein Home Group, Inc. Class A	18,620	327,061
Orient Securities Co., Ltd. Class A	480,356	620,679
Ourgame International Holdings, Ltd. (b)	65,000	2,832
Ourpalm Co., Ltd. Class A (b)	113,500	52,658
Ovctek China, Inc. Class A	73,300	378,215
Pacific Online, Ltd.	159,000	15,890
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (b)	389,000	265,936
Parkson Retail Group, Ltd. (b)	1,241,500	24,655
PCI Technology Group Co., Ltd. Class A	11,100	8,471
Peijia Medical, Ltd. (b)(d)	149,000	182,505
People's Insurance Co. Group of China, Ltd. Class A	51,900	39,156
People's Insurance Co. Group of China, Ltd. Class H (b)	7,148,000	2,371,997
Perfect World Co., Ltd. Class A	367,250	675,173
PetroChina Co., Ltd. Class A	2,736,600	1,965,775
PetroChina Co., Ltd. Class H	24,073,988	11,011,491
Pharmaron Beijing Co., Ltd. Class A	188,150	1,849,180
PhiChem Corp. Class A	43,000	106,710
PICC Property & Casualty Co., Ltd. Class H	6,695,102	6,356,313
Pinduoduo, Inc. ADR (b)	455,968	37,184,190
Ping An Bank Co., Ltd. Class A	943,700	1,794,965
Ping An Healthcare & Technology Co., Ltd. (b)(c)(d)	532,600	1,453,485
Ping An Insurance Group Co. of China, Ltd. Class A	547,630	3,720,070
Ping An Insurance Group Co. of China, Ltd. Class H	5,521,420	36,538,523
Pingdingshan Tianan Coal Mining Co., Ltd. Class A	31,200	48,747
PNC Process Systems Co., Ltd. Class A (b)	35,346	193,311
POCO Holding Co., Ltd. Class A	21,600	269,951
Poly Culture Group Corp., Ltd. Class H (b)	7,200	3,478

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Poly Developments & Holdings Group Co., Ltd. Class A	582,300	$1,273,362
Poly Property Group Co., Ltd.	1,838,198	412,155
Pop Mart International Group, Ltd. (c)(d)	620,800	1,576,468
Postal Savings Bank of China Co., Ltd. Class A	132,500	88,476
Postal Savings Bank of China Co., Ltd. Class H (c)(d)	6,125,000	3,806,078
Power Construction Corp. of China, Ltd. Class A	576,800	590,234
Prosperous Future Holdings, Ltd. (b)	415,000	3,137
Prosus NV	16,621	1,143,263
Puxin, Ltd. ADR (b)(c)	1,690	19
PW Medtech Group, Ltd. (b)	68,000	5,489
Pylon Technologies Co., Ltd. Class A	12,931	589,935
Qianhe Condiment & Food Co., Ltd. Class A	306,265	919,833
Qingdao Gaoce Technology Co., Ltd. Class A	25,567	277,219
Qingdao Gon Technology Co., Ltd. Class A	172,400	723,104
Qingdao Haier Biomedical Co., Ltd. Class A	30,284	277,066
Qingdao Hanhe Cable Co., Ltd. Class A	925,700	559,259
Qingdao TGOOD Electric Co., Ltd. Class A	51,400	112,995
Qingdao Tianneng Heavy Industries Co., Ltd. Class A	168,800	196,397
Qinghai Salt Lake Industry Co., Ltd. Class A (b)	155,600	510,282
QuakeSafe Technologies Co., Ltd. Class A	32,379	218,782
Quectel Wireless Solutions Co., Ltd. Class A	11,999	174,847
Qutoutiao, Inc. ADR (b)(c)	41,890	28,066
Raytron Technology Co., Ltd. Class A	64,779	348,198
Red Avenue New Materials Group Co., Ltd. Class A	14,300	63,720
Remegen Co., Ltd. Class A (b)	40,222	450,480
Remegen Co., Ltd. Class H (b)(c)(d)	51,500	382,046
ReneSola, Ltd. ADR (b)(c)	29,345	132,639
Risen Energy Co., Ltd. Class A (b)	140,800	505,092
Riyue Heavy Industry Co., Ltd. Class A	44,400	130,270
Security Description	Shares	Value
RLX Technology, Inc. ADR (b)(c)	669,034	$1,538,778
Rockchip Electronics Co., Ltd. Class A	44,200	439,582
Rongsheng Petrochemical Co., Ltd. Class A	546,600	971,719
Roshow Technology Co., Ltd. Class A (b)	148,300	197,838
Sai Micro Electronics, Inc. Class A	47,600	101,683
SAIC Motor Corp., Ltd. Class A	398,400	829,754
Sailun Group Co., Ltd. Class A	1,008,632	1,460,719
Sangfor Technologies, Inc. Class A	19,261	313,322
Sany Heavy Industry Co., Ltd. Class A	703,900	1,607,438
Satellite Chemical Co., Ltd. Class A	465,500	1,042,839
Sealand Securities Co., Ltd. Class A	1,123,140	540,560
Seazen Group, Ltd. (b)	511,238	189,300
Seazen Holdings Co., Ltd. Class A (b)	31,600	93,628
SF Holding Co., Ltd. Class A	235,400	1,965,168
SG Micro Corp. Class A	27,337	681,958
Shaanxi Coal Industry Co., Ltd. Class A	493,900	1,326,328
Shaanxi International Trust Co., Ltd. Class A	744,200	325,910
Shan Xi Hua Yang Group New Energy Co., Ltd. Class A	106,100	218,523
Shandong Chenming Paper Holdings, Ltd. Class B (b)	452,600	138,013
Shandong Dawn Polymer Co., Ltd. Class A	27,200	69,505
Shandong Denghai Seeds Co., Ltd. Class A	7,200	20,625
Shandong Dongyue Organosilicon Material Co., Ltd. Class A	26,300	44,398
Shandong Gold Mining Co., Ltd. Class A	525,380	1,454,907
Shandong Himile Mechanical Science & Technology Co., Ltd. Class A	336,100	1,124,568
Shandong Hi-Speed New Energy Group, Ltd. (b)(c)	32,674,856	272,118
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	12,800	12,710
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	35,300	169,131
Shandong Humon Smelting Co., Ltd. Class A	159,100	242,369

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shandong Linglong Tyre Co., Ltd. Class A	160,600	$475,381
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	353,100	215,366
Shandong Pharmaceutical Glass Co., Ltd. Class A	18,364	75,379
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (c)	1,428,800	2,346,872
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	395,292	1,719,692
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (b)	196,340	394,448
Shanghai 2345 Network Holding Group Co., Ltd. Class A	905,200	262,970
Shanghai AtHub Co., Ltd. Class A	178,960	608,617
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	307,836	1,662,235
Shanghai Baosight Software Co., Ltd. Class A	226,220	1,464,789
Shanghai Baosight Software Co., Ltd. Class B	1,305,089	4,039,250
Shanghai Belling Co., Ltd. Class A	161,200	406,096
Shanghai Bright Power Semiconductor Co., Ltd. Class A	13,837	223,389
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	2,734,520	1,678,995
Shanghai Daimay Automotive Interior Co., Ltd. Class A	385,383	895,663
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	542,500	232,091
Shanghai Electric Group Co., Ltd. Class H (b)	7,236,077	1,631,720
Shanghai Electric Power Co., Ltd. Class A (b)	16,600	24,016
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	318,374	622,589
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	222,100	1,131,229
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (c)	144,500	462,847
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	6,846	214,794
Security Description	Shares	Value
Shanghai Fudan Microelectronics Group Co., Ltd. Class A	61,525	$620,777
Shanghai Fudan Microelectronics Group Co., Ltd. Class H	174,000	657,660
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	8,000	3,557
Shanghai Fullhan Microelectronics Co., Ltd. Class A	32,763	237,382
Shanghai Haohai Biological Technology Co., Ltd. Class A	13,182	185,836
Shanghai Henlius Biotech, Inc. Class H (b)(d)	17,400	28,536
Shanghai Huayi Group Co., Ltd. Class B	332,700	190,637
Shanghai Industrial Urban Development Group, Ltd.	26,000	2,199
Shanghai International Airport Co., Ltd. Class A (b)	173,400	1,446,326
Shanghai International Port Group Co., Ltd. Class A	1,297,800	1,001,648
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	1,501,474	1,054,035
Shanghai Jinjiang International Hotels Co., Ltd. Class B	387,500	776,550
Shanghai Jinjiang International Travel Co., Ltd. Class B	759,800	1,109,308
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	1,295,366	1,177,488
Shanghai Junshi Biosciences Co., Ltd. Class A (b)	110,251	997,523
Shanghai Junshi Biosciences Co., Ltd. Class H (b)(c)(d)	4,400	27,342
Shanghai Liangxin Electrical Co., Ltd. Class A	177,780	376,432
Shanghai Lingang Holdings Corp., Ltd. Class B	395,720	361,688
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	3,109,972	1,754,024
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	150,700	212,148
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	879,568	710,691

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai M&G Stationery, Inc. Class A	171,181	$1,360,274
Shanghai Medicilon, Inc. Class A	13,798	426,553
Shanghai MicroPort Endovascular MedTech Group Co., Ltd. Class A	13,538	369,891
Shanghai MicroPort MedBot Group Co., Ltd. (b)	148,500	605,039
Shanghai Moons' Electric Co., Ltd. Class A	201,016	968,349
Shanghai New Power Automotive Technology Co., Ltd. Class B	499,540	199,316
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	348,700	898,606
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	360,000	598,697
Shanghai Pudong Development Bank Co., Ltd. Class A	1,326,600	1,395,846
Shanghai Putailai New Energy Technology Co., Ltd. Class A	77,600	581,985
Shanghai RAAS Blood Products Co., Ltd. Class A	529,700	485,384
Shanghai Runda Medical Technology Co., Ltd. Class A (b)	205,400	300,136
Shanghai Shibei Hi-Tech Co., Ltd. Class B	639,200	165,553
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	30,400	122,104
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	150,300	259,593
Shanghai Wanye Enterprises Co., Ltd. Class A	193,040	494,677
Shanghai Yuyuan Tourist Mart Group Co., Ltd. Class A	530,188	583,150
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	163,900	268,632
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	729,300	527,038
Shanghai ZJ Bio-Tech Co., Ltd. Class A	38,148	184,155
Shanxi Blue Flame Holding Co., Ltd. Class A	99,500	124,971
Shanxi Coking Coal Energy Group Co., Ltd. Class A	139,900	235,564
Shanxi Lu'an Environmental Energy Development Co., Ltd. Class A	101,200	246,460
Security Description	Shares	Value
Shanxi Meijin Energy Co., Ltd. Class A	354,100	$461,635
Shanxi Securities Co., Ltd. Class A	199,030	152,462
Shanxi Taigang Stainless Steel Co., Ltd. Class A	372,800	232,769
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	56,720	2,336,318
Shengda Resources Co., Ltd. Class A (b)	168,000	304,976
Shenghe Resources Holding Co., Ltd. Class A	61,200	123,836
Shengjing Bank Co., Ltd. Class H (b)(c)(d)	736,300	569,799
Shengyi Technology Co., Ltd. Class A	360,100	749,986
Shennan Circuits Co., Ltd. Class A	23,660	246,727
Shenwan Hongyuan Group Co., Ltd. Class A	741,400	426,483
Shenwan Hongyuan HK, Ltd. (b)	10,000	666
Shenzhen Agricultural Products Group Co., Ltd. Class A	714,600	588,713
Shenzhen Capchem Technology Co., Ltd. Class A	22,680	142,495
Shenzhen Click Technology Co., Ltd. Class A	79,700	198,362
Shenzhen Das Intellitech Co., Ltd. Class A (b)	1,308,337	654,277
Shenzhen Desay Battery Technology Co. Class A	47,270	297,058
Shenzhen Dynanonic Co., Ltd. Class A	10,100	335,151
Shenzhen Energy Group Co., Ltd. Class A	142,900	131,358
Shenzhen Envicool Technology Co., Ltd. Class A	41,470	199,652
Shenzhen Expressway Corp., Ltd. Class H	2,551,732	2,200,290
Shenzhen Fastprint Circuit Tech Co., Ltd. Class A	521,900	730,178
Shenzhen FRD Science & Technology Co., Ltd.	180,300	374,992
Shenzhen Gongjin Electronics Co., Ltd. Class A	375,400	431,348
Shenzhen H&T Intelligent Control Co., Ltd. Class A	357,400	753,144
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	201,900	374,978
Shenzhen Infogem Technologies Co., Ltd. Class A (b)	33,600	45,164

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Inovance Technology Co., Ltd. Class A	162,058	$1,627,876
Shenzhen International Holdings, Ltd.	1,133,210	1,112,165
Shenzhen Investment, Ltd.	3,610,326	619,842
Shenzhen Jinjia Group Co., Ltd. Class A	342,700	358,112
Shenzhen Kaifa Technology Co., Ltd. Class A	204,500	315,964
Shenzhen Kangtai Biological Products Co., Ltd. Class A	59,840	272,698
Shenzhen Kedali Industry Co., Ltd. Class A	17,100	293,640
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	185,500	275,883
Shenzhen Kinwong Electronic Co., Ltd. Class A	21,420	62,661
Shenzhen Kstar Science & Technology Co. Ltd. Class A	68,500	570,268
Shenzhen Megmeet Electrical Co., Ltd. Class A	173,500	650,984
Shenzhen Microgate Technology Co., Ltd. Class A	115,500	129,876
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	60,722	2,773,052
Shenzhen MTC Co., Ltd. Class A (b)	1,869,200	942,860
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	1,481,362	710,829
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	14,930	108,196
Shenzhen SC New Energy Technology Corp. Class A	34,501	568,563
Shenzhen Senior Technology Material Co., Ltd. Class A	44,950	138,121
Shenzhen Sunlord Electronics Co., Ltd. Class A	160,300	606,554
Shenzhen Sunmoon Microelectronics Co., Ltd. Class A	27,364	181,495
Shenzhen Sunnypol Optoelectronics Co., Ltd. Class A	35,200	185,187
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	35,400	50,704
Security Description	Shares	Value
Shenzhen Sunway Communication Co., Ltd. Class A	22,200	$52,974
Shenzhen Tagen Group Co., Ltd. Class A	351,200	277,149
Shenzhen Topband Co., Ltd. Class A	126,800	190,048
Shenzhen Transsion Holdings Co., Ltd. Class A	44,186	507,840
Shenzhen Xinyichang Technology Co., Ltd. Class A	15,366	210,718
Shenzhen Yinghe Technology Co., Ltd. Class A	23,300	59,506
Shenzhen YUTO Packaging Technology Co., Ltd. Class A	34,400	164,422
Shenzhen Zhaowei Machinery & Electronic Co., Ltd. Class A	39,000	270,960
Shenzhou International Group Holdings, Ltd.	658,400	7,406,520
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	375,000	304,603
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	3,700	16,022
Shimao Group Holdings, Ltd. (b)(c)(e)	1,562,220	221,174
Shimao Services Holdings, Ltd. (b)(c)(d)	337,000	121,761
Shinghwa Advanced Material Group Co., Ltd. Class A	12,200	162,752
Shoucheng Holdings, Ltd.	720,400	175,371
Sichuan Hebang Biotechnology Co., Ltd. Class A	1,101,300	483,888
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	26,500	101,919
Sichuan New Energy Power Co., Ltd. (b)	59,900	154,450
Sichuan Swellfun Co., Ltd. Class A	21,800	265,992
Sichuan Yahua Industrial Group Co., Ltd. Class A	33,500	112,573
Sieyuan Electric Co., Ltd. Class A	176,000	972,231
Sihuan Pharmaceutical Holdings Group, Ltd.	1,123,000	136,689
Silergy Corp.	204,820	2,908,816
Silver Grant International Holdings Group, Ltd. (b)	142,000	5,913
Sineng Electric Co., Ltd. Class A	35,700	303,604

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sino Wealth Electronic, Ltd. Class A	29,887	$152,786
Sinocare, Inc. Class A	121,800	593,786
Sinofert Holdings, Ltd. (b)	130,000	15,823
Sinoma Science & Technology Co., Ltd. Class A	499,493	1,547,097
SinoMedia Holding, Ltd.	65,000	6,079
Sinomine Resource Group Co., Ltd. Class A	26,460	254,930
Sino-Ocean Group Holding, Ltd. (c)	7,205,980	1,006,351
Sinopec Oilfield Service Corp. Class H (b)	148,000	9,671
Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,216,600	1,220,496
Sinopharm Group Co., Ltd. Class H	1,415,200	3,597,405
Sino-Platinum Metals Co., Ltd. Class A	245,479	558,451
Sinosoft Technology Group, Ltd. (b)	1,400,600	57,424
Sinotrans, Ltd. Class H	6,757,024	2,198,969
Sinotruk Hong Kong, Ltd. (c)	110,500	154,036
Sinovac Biotech, Ltd. (b)(c)	63,289	409,480
SITC International Holdings Co., Ltd.	1,245,000	2,769,166
Skshu Paint Co., Ltd. Class A (b)	142,136	2,338,444
Skyworth Digital Co., Ltd. Class A	524,000	1,055,748
Smoore International Holdings, Ltd. (c)(d)	1,520,000	2,360,348
SOHO China, Ltd. (b)(c)	755,500	132,613
Sohu.com, Ltd. ADR (b)	11,332	155,362
SooChow Securities Co., Ltd. Class A	202,930	191,525
SOS, Ltd. ADR (b)	3,255	8,886
South Manganese Investment, Ltd. (b)(c)	533,000	43,706
Southwest Securities Co., Ltd. Class A	772,300	418,585
SPT Energy Group, Inc. (b)	20,000	653
StarPower Semiconductor, Ltd. Class A	9,600	456,908
STO Express Co., Ltd. Class A (b)	185,279	276,626
Sumavision Technologies Co., Ltd. Class A	119,900	83,008
Sun Art Retail Group, Ltd.	1,768,500	580,063
Sun King Technology Group, Ltd. (b)	192,000	39,852
Sunac China Holdings, Ltd. (b)(c)(e)	1,765,000	258,929
Sunac Services Holdings, Ltd. (c)(d)	315,000	169,508
Security Description	Shares	Value
Sungrow Power Supply Co., Ltd. Class A	164,953	$2,665,435
Suning Universal Co., Ltd. Class A	511,000	243,725
Sunny Optical Technology Group Co., Ltd.	701,500	8,345,252
Sunresin New Materials Co., Ltd. Class A	31,800	319,845
Sunward Intelligent Equipment Co., Ltd. Class A (b)	343,000	291,995
Sunwoda Electronic Co., Ltd. Class A	155,900	476,565
Suplet Power Co., Ltd. Class A	43,768	268,724
Suwen Electric Energy Technology Co., Ltd. Class A	26,900	191,675
Suzhou Anjie Technology Co., Ltd. Class A	178,100	317,905
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	201,100	718,790
Suzhou Good-Ark Electronics Co., Ltd. Class A	131,381	254,261
Suzhou Maxwell Technologies Co., Ltd. Class A	12,940	770,245
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,500	62,935
Suzhou SLAC Precision Equipment Co., Ltd. Class A	72,600	198,109
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	31,600	255,217
Suzhou TFC Optical Communication Co., Ltd. Class A	20,700	75,843
Synertone Communication Corp. (b)	2,176	153
Taiji Computer Corp., Ltd. Class A	190,536	774,663
TAL Education Group ADR (b)	368,243	2,596,113
Tangrenshen Group Co., Ltd. Class A (b)	357,400	365,724
Tangshan Jidong Cement Co., Ltd. Class A	29,000	34,496
TBEA Co., Ltd. Class A	148,800	431,850
TCL Electronics Holdings, Ltd. (b)	52,000	20,853
TCL Technology Group Corp. Class A	1,270,600	683,153
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	347,300	1,890,389

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tech-Bank Food Co., Ltd. Class A (b)	509,020	$449,513
Telling Telecommunication Holding Co., Ltd. Class A	51,300	72,217
Tencent Holdings, Ltd.	5,188,794	222,045,906
Tencent Music Entertainment Group ADR (b)(c)	442,792	3,666,318
Three's Co. Media Group Co., Ltd. Class A	4,599	59,139
Thunder Software Technology Co., Ltd. Class A	19,500	282,684
Tian Ge Interactive Holdings, Ltd. (d)	70,000	4,843
Tiangong International Co., Ltd. (c)	280,000	103,319
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	23,800	120,121
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	172,200	151,571
Tianli International Holdings, Ltd.	1,281,000	331,536
Tianma Microelectronics Co., Ltd. Class A	157,800	197,511
Tianneng Power International, Ltd. (c)	288,000	304,053
Tianqi Lithium Corp. Class A (b)	74,874	854,809
Tianshan Aluminum Group Co., Ltd. Class A	215,500	240,453
Tianshui Huatian Technology Co., Ltd. Class A	223,900	268,272
Tibet Summit Resources Co., Ltd. Class A (b)	53,900	178,554
Tingyi Cayman Islands Holding Corp.	2,559,020	4,518,068
Titan Wind Energy Suzhou Co., Ltd. Class A	700,889	1,532,690
Tofflon Science & Technology Group Co., Ltd. Class A	73,900	253,459
Toly Bread Co., Ltd. Class A	10,584	23,558
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	7,239
Tongcheng Travel Holdings, Ltd. (b)	576,000	1,385,951
TongFu Microelectronics Co., Ltd. Class A (b)	151,044	359,771
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	103,600	63,488
Tongwei Co., Ltd. Class A	393,000	2,191,396
Topchoice Medical Corp. Class A (b)	29,500	652,306
Security Description	Shares	Value
Topsec Technologies Group, Inc. Class A	340,200	$491,208
Topsports International Holdings, Ltd. (d)	1,160,000	919,980
Transfar Zhilian Co., Ltd. Class A	169,400	130,744
TravelSky Technology, Ltd. Class H	1,810,514	3,827,504
Trigiant Group, Ltd. (b)	22,000	1,099
Trina Solar Co., Ltd. Class A	144,616	1,332,695
Trip.com Group, Ltd. ADR (b)	442,778	15,231,563
Tsingtao Brewery Co., Ltd. Class A	211,744	3,289,922
Tsingtao Brewery Co., Ltd. Class H	274,000	2,706,667
Tuya, Inc. ADR (b)(c)	41,407	79,087
Unigroup Guoxin Microelectronics Co., Ltd. Class A	53,759	1,024,233
Uni-President China Holdings, Ltd.	145,000	145,094
Unisplendour Corp., Ltd. Class A	212,476	599,147
Universal Health International Group Holding, Ltd. (b)	6,900	111
Universal Scientific Industrial Shanghai Co., Ltd. Class A	190,300	446,399
Up Fintech Holding, Ltd. ADR (b)(c)	82,703	282,017
Uxin, Ltd. (b)(c)	13,675	39,386
Valiant Co., Ltd. Class A	371,700	787,576
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	42,500	77,649
Vipshop Holdings, Ltd. ADR (b)	378,387	5,161,199
Visionox Technology, Inc. Class A (b)	143,200	131,219
Visual China Group Co., Ltd. Class A	192,200	341,684
Viva Biotech Holdings (b)(c)(d)	621,500	139,351
Vnet Group, Inc. ADR (b)(c)	75,349	427,229
Walvax Biotechnology Co., Ltd. Class A	163,300	948,572
Wanda Hotel Development Co., Ltd. (b)	780,000	29,981
Wangneng Environment Co., Ltd. Class A	176,510	460,227
Wanhua Chemical Group Co., Ltd. Class A	183,100	2,451,884
Want Want China Holdings, Ltd.	5,748,976	3,844,952
Wasu Media Holding Co., Ltd. Class A	333,900	361,463

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Weibo Corp. ADR (b)(c)	41,545	$794,340
Weichai Power Co., Ltd. Class A	1,912,688	2,814,220
Weichai Power Co., Ltd. Class H	1,429,000	1,918,772
Weimob, Inc. (b)(c)(d)	1,626,000	1,387,473
Wellhope Foods Co., Ltd. Class A (b)	319,200	546,236
Wens Foodstuffs Group Co., Ltd. Class A	147,800	419,335
West China Cement, Ltd.	3,460,000	407,844
Western Region Gold Co., Ltd. Class A	107,144	184,126
Western Superconducting Technologies Co., Ltd. Class A	19,092	261,289
Westone Information Industry, Inc. Class A	27,100	119,581
Will Semiconductor Co., Ltd. Shanghai Class A	60,704	676,365
Wingtech Technology Co., Ltd. Class A	135,172	1,027,243
Winning Health Technology Group Co., Ltd. Class A	234,500	348,419
Wisdom Sports Group (b)	50,000	538
Wolong Electric Group Co., Ltd. Class A	184,300	331,902
Wuhan DR Laser Technology Corp., Ltd. Class A	21,056	383,453
Wuhan Guide Infrared Co., Ltd. Class A	729,147	1,159,241
Wuhan Jingce Electronic Group Co., Ltd. Class A	13,700	99,401
Wuliangye Yibin Co., Ltd. Class A	343,675	8,975,283
WUS Printed Circuit Kunshan Co., Ltd. Class A	214,150	368,325
WuXi AppTec Co., Ltd. Class A	368,899	4,318,755
WuXi AppTec Co., Ltd. Class H (d)	241,600	2,552,216
Wuxi Autowell Technology Co., Ltd. Class A	8,482	246,411
Wuxi Biologics Cayman, Inc. (b)(d)	2,958,500	22,686,401
Wuxi Boton Technology Co., Ltd. Class A	33,900	67,762
Wuxi Lead Intelligent Equipment Co., Ltd. Class A	100,700	585,816
Wuxi NCE Power Co., Ltd. Class A	13,200	148,010
Wuxi Shangji Automation Co., Ltd. Class A	29,680	454,068
Wuxi Taiji Industry Co., Ltd. Class A	143,700	107,170
Security Description	Shares	Value
XD, Inc. (b)(c)	237,200	$656,445
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)(d)	202,000	229,823
Xiamen C & D, Inc. Class A	120,800	238,323
Xiamen Faratronic Co., Ltd. Class A	16,312	376,936
Xiamen Kingdomway Group Co. Class A	163,300	489,037
Xi'an Sinofuse Electric Co., Ltd. Class A	14,200	334,515
Xiangcai Co., Ltd. Class A	66,400	72,553
Xiaomi Corp. Class B (b)(c)(d)	13,916,400	19,506,264
Xilinmen Furniture Co., Ltd. Class A	171,600	708,092
Xinchen China Power Holdings, Ltd. (b)	631,000	31,126
Xinhua Winshare Publishing & Media Co., Ltd. Class A	221,580	317,693
Xinhuanet Co., Ltd. Class A	142,900	358,962
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	730,700	1,161,710
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	16,260	14,479
Xinjiang Tianshan Cement Co., Ltd. Class A	178,200	219,439
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (b)	427,000	67,292
Xinte Energy Co., Ltd. Class H (c)	139,600	258,275
Xinxiang Richful Lube Additive Co., Ltd. Class A	14,500	258,424
Xinyangfeng Agricultural Technology Co., Ltd. Class A	398,000	662,101
Xinyi Glass Holdings, Ltd.	3,181,874	5,927,578
Xinyi Solar Holdings, Ltd.	3,826,876	4,236,313
Xizi Clean Energy Equipment Manufacturing Co., Ltd. Class A	79,400	166,171
XPeng, Inc. ADR (b)(c)	381,521	3,792,319
Xtep International Holdings, Ltd. (c)	960,307	1,069,202
Xuji Electric Co., Ltd. Class A	69,900	201,754
Xunlei, Ltd. ADR (b)	79,332	144,384
Yadea Group Holdings, Ltd. (d)	620,000	1,037,444
YaGuang Technology Group Co., Ltd. Class A (b)	36,200	30,922
Yangling Metron New Material, Inc. Class A	32,500	230,920

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Yangtze Optical Fibre and Cable Joint Stock Co., Ltd. Class H (c)(d)	6,500	$11,576
Yangzhou Yangjie Electronic Technology Co., Ltd. Class A	41,000	311,699
Yankuang Energy Group Co., Ltd. Class H	1,523,481	4,645,622
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	500,412	1,197,717
Yantai Eddie Precision Machinery Co., Ltd. Class A	366,929	791,256
Yantai Tayho Advanced Materials Co., Ltd. Class A	341,200	1,045,962
Yantai Zhenghai Bio-tech Co., Ltd.	5,925	36,823
Yatsen Holding, Ltd. ADR (b)(c)	193,097	281,922
Yeahka, Ltd. (b)(c)	136,400	366,124
Yealink Network Technology Corp., Ltd. Class A	20,645	180,793
Yestar Healthcare Holdings Co., Ltd. (b)	22,500	951
YGSOFT, Inc. Class A	1,059,081	1,161,815
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(d)	74,000	61,628
Yidu Tech, Inc. (b)(c)(d)	326,400	255,100
Yifeng Pharmacy Chain Co., Ltd. Class A	61,724	569,525
Yihai International Holding, Ltd. (b)(c)	250,000	884,054
Yijiahe Technology Co., Ltd. Class A	21,520	98,878
Yincheng International Holding Co., Ltd. (b)	96,000	3,936
Yip's Chemical Holdings, Ltd.	10,000	4,087
Yixin Group, Ltd. (b)(d)	71,500	8,886
Yixintang Pharmaceutical Group Co., Ltd. Class A	33,900	154,388
YongXing Special Materials Technology Co., Ltd. Class A	20,500	273,092
Yonyou Network Technology Co., Ltd. Class A	408,870	1,428,328
Yotrio Group Co., Ltd. Class A	1,075,630	568,997
Youdao, Inc. ADR (b)(c)	24,838	133,628
Youngy Co., Ltd. Class A (b)	17,200	243,376
Youzu Interactive Co., Ltd. Class A (b)	206,700	276,642
YTO Express Group Co., Ltd. Class A	366,800	1,065,063
Security Description	Shares	Value
Yuexiu Property Co., Ltd.	2,610,000	$3,160,110
Yuexiu Transport Infrastructure, Ltd.	1,258	685
Yum China Holdings, Inc.	375,239	20,506,811
Yunda Holding Co., Ltd. Class A	392,688	816,155
Yunnan Aluminium Co., Ltd. Class A	180,100	289,457
Yunnan Baiyao Group Co., Ltd. Class A	37,100	291,487
Yunnan Botanee Bio-Technology Group Co., Ltd. Class A	10,600	228,643
Yunnan Energy New Material Co., Ltd. Class A	36,683	696,085
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (b)	42,100	56,711
Yunnan Tin Co., Ltd. Class A	54,400	110,862
Yunnan Yuntianhua Co., Ltd. Class A (b)	53,700	163,300
Yusys Technologies Co., Ltd. Class A	28,320	57,509
Zai Lab, Ltd. ADR (b)	63,644	1,953,871
Zangge Mining Co., Ltd. Class A	63,200	237,222
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	15,400	642,055
Zhaojin Mining Industry Co., Ltd. Class H (b)	141,000	156,808
Zhefu Holding Group Co., Ltd. Class A	1,538,200	869,272
Zhejiang Ausun Pharmaceutical Co., Ltd. Class A	50,900	175,090
Zhejiang Century Huatong Group Co., Ltd. Class A (b)	368,500	202,922
Zhejiang Cfmoto Power Co., Ltd. Class A	15,224	247,585
Zhejiang Chint Electrics Co., Ltd. Class A	124,900	500,044
Zhejiang Communications Technology Co., Ltd.	346,400	265,350
Zhejiang Crystal-Optech Co., Ltd. Class A	360,100	613,625
Zhejiang Dahua Technology Co., Ltd. Class A	170,100	278,056
Zhejiang Dingli Machinery Co., Ltd. Class A	35,000	242,056
Zhejiang Expressway Co., Ltd. Class H	2,266,740	1,745,445
Zhejiang HangKe Technology, Inc. Co. Class A	57,736	365,249

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	210,000	$212,767
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	31,500	99,524
Zhejiang Huayou Cobalt Co., Ltd. Class A	103,500	832,177
Zhejiang Jiahua Energy Chemical Industry Co., Ltd. Class A	159,000	192,348
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	20,720	76,545
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	176,700	1,623,254
Zhejiang Jingu Co., Ltd. Class A (b)	375,100	327,454
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	191,020	336,273
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (b)	315,500	143,640
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	16,000	98,120
Zhejiang Juhua Co., Ltd. Class A	351,500	787,958
Zhejiang Meida Industrial Co., Ltd. Class A	164,600	263,594
Zhejiang Narada Power Source Co., Ltd. Class A (b)	114,000	350,954
Zhejiang NHU Co., Ltd. Class A	237,788	644,403
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	503,121	259,601
Zhejiang Orient Gene Biotech Co., Ltd. Class A	5,599	62,400
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	219,242	672,412
Zhejiang Semir Garment Co., Ltd. Class A	155,900	118,071
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	20,575	58,196
Zhejiang Supor Co., Ltd. Class A	24,277	173,546
Zhejiang Tiantie Industry Co., Ltd. Class A	140,100	233,269
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	16,560	61,081
Security Description	Shares	Value
Zhejiang Weiming Environment Protection Co., Ltd. Class A	394,941	$1,057,727
Zhejiang Weixing New Building Materials Co., Ltd. Class A	158,900	490,100
Zhejiang Windey Co., Ltd. Class A	78,700	169,142
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	4,200	33,448
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	194,000	316,845
Zhejiang Yasha Decoration Co., Ltd. Class A	1,163,225	739,746
Zhejiang Yongtai Technology Co., Ltd. Class A	209,160	659,931
Zhengzhou Coal Mining Machinery Group Co., Ltd. Class H	123,800	108,811
Zheshang Securities Co., Ltd. Class A	180,800	259,486
Zhihu, Inc. ADR (b)(c)	287,127	373,265
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(d)	344,500	948,981
Zhongji Innolight Co., Ltd. Class A	14,400	56,257
Zhongsheng Group Holdings, Ltd.	193,000	992,825
Zhou Hei Ya International Holdings Co., Ltd. (b)(d)	36,500	26,282
Zhuzhou CRRC Times Electric Co., Ltd.	749,825	3,722,730
Zhuzhou Hongda Electronics Corp., Ltd. Class A	7,800	49,761
Zhuzhou Kibing Group Co., Ltd. Class A	51,800	85,275
Zijin Mining Group Co., Ltd. Class A	716,200	1,035,143
Zijin Mining Group Co., Ltd. Class H	6,594,431	8,939,081
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,624,800	1,277,512
ZTE Corp. Class H	1,469,545	3,238,480
ZTO Express Cayman, Inc. ADR	386,009	10,372,062
ZWSOFT Co., Ltd. Guangzhou Class A	7,299	205,271
		2,053,883,002
COLOMBIA — 0.2%
Banco Davivienda SA Preference Shares	217,500	1,236,222
Banco de Bogota SA	56,755	433,076
Bancolombia SA ADR	108,007	3,082,520

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bancolombia SA	291,304	$2,553,251
Bolsa de Valores de Colombia	246,092	354,505
Celsia SA ESP	124,135	71,170
Cementos Argos SA	186,007	138,099
Cementos Argos SA Preference Shares	186,320	97,600
Constructora Conconcreto SA	137,817	6,821
Corp. Financiera Colombiana SA (b)	114,794	355,115
Ecopetrol SA	2,824,409	1,409,617
Empresa de Telecomunicaciones de Bogota (b)	4,219,452	93,980
Grupo Argos SA Preference Shares	219,387	287,305
Grupo Argos SA	63,942	125,144
Grupo Aval Acciones y Valores SA	3,035,370	331,776
Grupo de Inversiones Suramericana SA Preference Shares	115,016	313,105
Grupo de Inversiones Suramericana SA	3,661	31,711
Grupo Nutresa SA	5,700	52,311
Interconexion Electrica SA ESP	422,272	1,828,815
Procaps Group SA (b)	9,708	50,967
		12,853,110
CYPRUS — 0.0% (a)
Phoenix Vega Mezz PLC (b)	469,820	19,555
CZECH REPUBLIC — 0.2%
CEZ A/S	239,089	8,134,435
Komercni Banka A/S	141,837	4,104,950
		12,239,385
EGYPT — 0.2%
Commercial International Bank Egypt SAE	3,546,709	5,942,941
Egypt Kuwait Holding Co. SAE	1,580,109	1,930,893
Egyptian Financial Group-Hermes Holding Co. (b)	2,006,785	1,449,457
Orascom Financial Holding SAE (b)	103,265	1,051
Orascom Investment Holding (b)	105,174	1,168
QALA For Financial Investments (b)	809,832	68,045
		9,393,555
GREECE — 0.4%
Alpha Services & Holdings SA (b)	855,848	913,403
Danaos Corp. (c)	4,970	261,720
Security Description	Shares	Value
Diana Shipping, Inc.	51,539	$201,002
Eurobank Ergasias Services & Holdings SA Class A (b)	3,494,766	3,934,926
FF Group (b)(e)	5,627	—
Fourlis Holdings SA	176	610
GEK Terna Holding Real Estate Construction SA (b)	46,213	537,597
Hellenic Exchanges - Athens Stock Exchange SA	243,403	805,292
Hellenic Telecommunications Organization SA	201,021	3,130,132
Holding Co. ADMIE IPTO SA	6,139	11,138
Intralot SA-Integrated Information Systems & Gaming Services (b)	1,602,464	974,831
JUMBO SA	82,658	1,409,703
LAMDA Development SA (b)	25,061	156,466
Marfin Investment Group Holdings SA (b)	2,053,732	115,949
Mytilineos SA	181	3,921
National Bank of Greece SA (b)	352,161	1,408,286
OceanPal, Inc.	5,851	6,495
OPAP SA	299,500	4,228,854
Piraeus Financial Holdings SA (b)	606,187	930,318
Public Power Corp. SA (b)	55,936	391,318
Safe Bulkers, Inc. (c)	151,315	440,327
Sarantis SA	27,819	192,687
Star Bulk Carriers Corp.	60,943	1,171,934
Terna Energy SA	215	4,676
Tsakos Energy Navigation, Ltd.	26,679	451,676
United Maritime Corp.	917	4,035
		21,687,296
HONG KONG — 0.4%
AGTech Holdings, Ltd. (b)	56,000	1,779
Alibaba Pictures Group, Ltd. (b)(c)	17,912,400	1,308,153
CA Cultural Technology Group, Ltd. (b)	65,000	683
Chia Tai Enterprises International, Ltd. (b)	2,300	195
China Boton Group Co., Ltd. (b)	180,000	63,883
China Fiber Optic Network System Group, Ltd. (e)	88,800	—
China Financial International Investments, Ltd. (b)	640,000	2,952
China Financial Leasing Group, Ltd. (b)	2,000	77

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,679,000	$755,071
China Huishan Dairy Holdings Co., Ltd. (e)	310,600	—
China Investment Fund Co., Ltd. (b)	488,000	212,583
China Jicheng Holdings, Ltd. (b)(d)	1,123	63
China National Culture Group, Ltd. (b)	23,000	194
China Vanguard You Champion Holdings, Ltd. (b)	70,000	305
Chongsing Holdings,Ltd. (e)	2,281,618	—
Citychamp Watch & Jewellery Group, Ltd. (b)	3,454,000	539,898
Comba Telecom Systems Holdings, Ltd. (c)	146,117	25,086
Concord New Energy Group, Ltd.	120,000	10,609
Crystal International Group, Ltd. (d)	37,500	11,675
Digital China Holdings, Ltd.	1,736,000	845,207
Eternity Investment, Ltd. (b)	40,574	665
Feiyu Technology International Co., Ltd. (b)(d)	19,500	887
First Shanghai Investments, Ltd. (b)	40,000	923
Fullshare Holdings, Ltd. (b)(c)	3,899,500	52,960
Guotai Junan International Holdings, Ltd.	1,596,000	147,230
Gushengtang Holdings, Ltd. (b)	57,000	368,804
Hengdeli Holdings, Ltd. (b)	18,985,600	605,694
Hi Sun Technology China, Ltd. (b)	225,000	24,504
Hua Yin International Holdings, Ltd. (b)	6,175,000	320,422
Huabao International Holdings, Ltd. (c)	1,314,651	678,806
Huayi Tencent Entertainment Co., Ltd. (b)	110,000	2,044
Huiyuan Juice Group, Ltd. (e)	188,500	—
Imperial Pacific International Holdings, Ltd. (b)	1,043,500	8,557
IRC, Ltd. (b)(c)	44,000	750
Kingboard Laminates Holdings, Ltd. (c)	900,500	989,922
Life Healthcare Group Ltd/HK (b)	8,800	145
MH Development NPV (c)(e)	106,000	—
Security Description	Shares	Value
National Agricultural Holdings, Ltd. (c)(e)	72,000	$—
Neo Telemedia, Ltd. (b)	11,496,000	126,670
New Provenance Everlasting Holdings, Ltd. Class H (b)	5,858,030	8,256
Nine Dragons Paper Holdings, Ltd.	2,595,735	2,367,937
Nissin Foods Co., Ltd. (c)	42,000	36,000
Orient Overseas International, Ltd.	72,000	1,300,713
Ozner Water International Holding, Ltd.	738,000	—
Pou Sheng International Holdings, Ltd.	1,610,000	154,710
REAL NUTRI (e)	199,000	—
SIM Technology Group, Ltd. (b)	6,340,000	227,445
Sino Biopharmaceutical, Ltd.	11,337,000	6,638,107
Skyworth Group, Ltd. (c)	1,013,992	435,220
Solargiga Energy Holdings, Ltd.	7,681,000	270,633
Solartech International Holdings, Ltd. (b)	1,000,000	6,406
SSY Group, Ltd.	199,740	110,299
Suncorp Technologies, Ltd. (b)	242,500	9,166
Super Hi International Holding, Ltd. (b)(c)	57,900	73,739
Tech-Pro, Inc. (c)(e)	484,000	—
Tibet Water Resources, Ltd. (b)	67,000	3,434
Time Interconnect Technology, Ltd.	1,088,000	192,370
TROOPS, Inc. (b)	35,949	74,414
United Energy Group, Ltd.	7,374,000	727,484
United Laboratories International Holdings, Ltd.	168,000	105,472
Vision Values Holdings, Ltd. (b)	90,000	1,372
Wasion Holdings, Ltd.	24,000	7,995
WH Group, Ltd. (d)	6,909,221	4,018,970
Xinyi Automobile Glass Hong Kong Enterprises, Ltd. (b)	13,475	8,926
		23,886,464
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	683,313	4,738,543
OTP Bank Nyrt	260,306	7,013,797
Richter Gedeon Nyrt	180,004	3,981,787
		15,734,127
INDIA — 19.2%
3i Infotech, Ltd. (b)	428,187	210,910

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aarti Drugs, Ltd.	13,706	$76,225
Aarti Industries, Ltd.	135,137	996,580
Aarti Pharmalabs, Ltd.	30,225	138,685
Aavas Financiers, Ltd. (b)	20,165	449,916
ABB India, Ltd.	24,432	792,349
Adani Enterprises, Ltd.	226,925	10,583,296
Adani Green Energy, Ltd. (b)	355,260	8,295,555
Adani Ports & Special Economic Zone, Ltd.	725,399	7,173,322
Adani Power, Ltd. (b)	894,964	3,240,499
Adani Total Gas, Ltd.	237,634	10,607,358
Adani Transmission, Ltd. (b)	251,879	7,883,207
Adani Wilmar, Ltd. (b)	119,162	889,646
Aditya Birla Capital, Ltd. GDR (b)	285	519
Aditya Birla Fashion & Retail, Ltd. (b)	265,080	921,195
Aegis Logistics, Ltd.	51,618	216,910
Affle India, Ltd. (b)	21,819	285,562
AIA Engineering, Ltd.	23,618	732,249
Ajanta Pharma, Ltd.	10,249	150,142
Alembic Pharmaceuticals, Ltd.	23,086	159,869
Alkem Laboratories, Ltd.	6,947	252,311
Alkyl Amines Chemicals	1,946	62,612
Alok Industries, Ltd. (b)	2,581,226	485,169
Ambuja Cements, Ltd.	422,604	2,677,224
Anant Raj Global, Ltd. (b)	1,273,773	649,743
Anant Raj, Ltd.	1,363,548	1,847,622
Andhra Sugars, Ltd.	80,787	130,120
Angel One, Ltd.	39,562	627,096
Apar Industries, Ltd.	14,658	317,699
Apcotex Industries, Ltd.	38,384	216,232
APL Apollo Tubes, Ltd.	156,383	2,064,188
Apollo Hospitals Enterprise, Ltd.	135,333	7,324,635
Aptus Value Housing Finance India, Ltd.	94,900	348,491
Asahi India Glass, Ltd.	38,056	240,581
Ashapura Minechem, Ltd.	209,407	242,743
Ashok Leyland, Ltd.	1,047,789	1,816,184
Asian Paints, Ltd.	372,149	13,890,474
Astral, Ltd.	44,253	1,050,507
AstraZeneca Pharma India, Ltd.	50,962	2,031,057
Atul, Ltd.	10,565	1,054,584
AU Small Finance Bank, Ltd. (d)	216,503	1,712,684
Aurobindo Pharma, Ltd.	441,064	2,336,738
Avanti Feeds, Ltd.	34,804	162,114
Avenue Supermarts, Ltd. (b)(d)	136,855	6,730,675
Axis Bank, Ltd.	2,159,809	24,377,150
Azure Power Global, Ltd. (b)(c)	29,889	128,822
Bajaj Auto, Ltd.	76,084	3,325,560
Security Description	Shares	Value
Bajaj Finance, Ltd.	258,974	$20,582,689
Bajaj Finserv, Ltd.	396,205	7,412,860
Bajaj Hindusthan Sugar, Ltd. (b)	1,796,173	373,434
Bajaj Holdings & Investment, Ltd.	22,147	1,537,039
Balaji Amines, Ltd.	1,836	60,116
Balkrishna Industries, Ltd.	64,524	1,662,236
Balrampur Chini Mills, Ltd.	579,980	2,781,422
Bandhan Bank, Ltd. (b)(d)	865,973	2,451,479
Barbeque Nation Hospitality, Ltd. (b)	7,754	90,545
BASF India, Ltd.	10,659	363,292
Bata India, Ltd.	8,246	164,377
Bayer CropScience, Ltd.	10,584	631,663
Berger Paints India, Ltd.	149,530	1,050,759
BF Investment, Ltd. (b)	233,181	823,307
Bharat Dynamics, Ltd.	23,595	269,262
Bharat Electronics, Ltd.	2,899,111	3,500,800
Bharat Forge, Ltd.	174,936	1,860,479
Bharat Heavy Electricals, Ltd.	2,638,173	2,525,605
Bharat Petroleum Corp., Ltd.	639,980	2,556,671
Bharti Airtel, Ltd.	2,532,129	24,672,419
Biocon, Ltd.	495,681	1,568,888
Birlasoft, Ltd.	267,796	967,050
Black Box, Ltd. (b)	11,600	18,761
Bombay Dyeing & Manufacturing Co., Ltd. (b)	147,267	141,072
Borosil Renewables, Ltd. (b)	33,594	206,546
Bosch, Ltd.	2,076	433,222
Brightcom Group, Ltd.	1,006,592	357,716
Britannia Industries, Ltd.	197,055	10,259,937
Camlin Fine Sciences, Ltd. (b)	77,279	149,551
Can Fin Homes, Ltd.	124,131	802,808
Caplin Point Laboratories, Ltd.	96,527	832,258
Carborundum Universal, Ltd.	10,095	106,795
CARE Ratings, Ltd.	25,853	189,655
Cartrade Tech, Ltd. (b)	26,466	149,925
Carysil, Ltd.	27,844	157,647
Castrol India, Ltd.	311,794	464,129
Central Bank of India, Ltd. (b)	443,987	172,539
CG Power & Industrial Solutions, Ltd. (b)	616,694	2,014,897
Chalet Hotels, Ltd. (b)	83,390	350,323
Chambal Fertilisers & Chemicals, Ltd.	77,027	288,816
Chennai Petroleum Corp., Ltd.	58,020	145,032

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Cholamandalam Investment & Finance Co., Ltd.	324,505	$2,835,545
Cipla, Ltd.	746,278	9,705,763
City Union Bank, Ltd.	100,483	219,112
Coal India, Ltd.	1,281,060	3,484,861
Coforge, Ltd.	32,338	1,518,240
Colgate-Palmolive India, Ltd.	68,090	1,264,435
Computer Age Management Services, Ltd.	2,126	57,092
Container Corp. Of India, Ltd.	105,335	940,668
CORE Education & Technologies, Ltd. (b)(e)	9,253	—
Coromandel International, Ltd.	69,590	746,244
CreditAccess Grameen, Ltd. (b)	45,849	507,260
CRISIL, Ltd.	14,371	532,820
Crompton Greaves Consumer Electricals, Ltd.	302,693	1,231,005
Cummins India, Ltd.	33,790	563,807
Dabur India, Ltd.	528,972	3,589,887
Dalmia Bharat, Ltd.	19,228	432,950
Data Patterns India, Ltd.	15,175	200,955
DCB Bank, Ltd.	1,682,277	2,576,387
DCM Shriram, Ltd.	30,936	336,134
Deepak Fertilisers & Petrochemicals Corp., Ltd.	43,475	375,972
Deepak Nitrite, Ltd.	119,974	2,879,057
Delta Corp., Ltd.	201,206	517,547
Dhani Services, Ltd. (b)	318,067	159,168
Dilip Buildcon, Ltd. (d)	18,370	48,184
Dish TV India, Ltd. (b)	2,038,315	453,342
Dishman Carbogen Amcis, Ltd. (b)	138,609	158,999
Divi's Laboratories, Ltd.	104,025	4,291,770
Dixon Technologies India, Ltd.	29,118	1,374,279
DLF, Ltd.	348,909	1,581,541
Dr Lal PathLabs, Ltd. (d)	26,008	710,622
Dr Reddy's Laboratories, Ltd. ADR (c)	165,516	8,565,453
DRC Systems India, Ltd. (b)	10,290	5,087
Dwarikesh Sugar Industries, Ltd.	133,862	170,139
Easy Trip Planners, Ltd. (b)	781,106	497,574
Edelweiss Financial Services, Ltd.	498,105	385,636
Educomp Solutions, Ltd. (b)	434,981	12,356
Eicher Motors, Ltd.	106,755	4,165,097
EID Parry India, Ltd.	50,887	349,714
EKI Energy Services, Ltd.	13,713	214,066
Elecon Engineering Co., Ltd.	49,767	219,329
Security Description	Shares	Value
Elgi Equipments, Ltd.	178,246	$903,834
Emami, Ltd.	58,547	300,803
Embassy Office Parks REIT	185,371	752,979
Endurance Technologies, Ltd. (d)	12,694	211,623
EPL ,Ltd.	101,293	208,941
Equitas Holdings, Ltd. (b)	79,127	119,891
Era Infra Engineering, Ltd. (b)(e)	2,941	—
Escorts, Ltd.	49,888	1,290,557
Exide Industries, Ltd.	106,151	231,279
Fairchem Organics, Ltd.	8,601	138,746
FDC, Ltd. (b)	219,180	717,574
Federal Bank, Ltd.	502,190	844,065
Fine Organic Industries, Ltd.	9,022	626,066
Finolex Industries, Ltd.	121,095	274,158
Firstsource Solutions, Ltd.	43,885	54,266
Fortis Healthcare, Ltd. (b)	627,434	2,169,816
FSN E-Commerce Ventures, Ltd. (b)	306,714	574,092
Future Consumer, Ltd. (b)	4,892,649	88,710
Future Lifestyle Fashions, Ltd. (b)	406,063	47,856
Future Retail, Ltd. (b)	1,285,080	47,377
GAIL India, Ltd.	4,381,602	5,087,065
Gammon India, Ltd. (b)(e)	139,302	—
Gateway Distriparks, Ltd.	1,516,726	1,242,091
Gitanjali Gems, Ltd. (b)(e)	3,573	—
Gland Pharma, Ltd. (b)(d)	14,121	269,098
GlaxoSmithKline Pharmaceuticals, Ltd.	1,756	27,991
Glenmark Pharmaceuticals, Ltd.	103,968	533,035
GMM Pfaudler, Ltd.	9,201	174,283
Godawari Power and Ispat, Ltd.	45,848	206,740
Godrej Consumer Products, Ltd. (b)	233,791	2,470,023
Godrej Industries, Ltd. (b)	636,778	3,308,967
Godrej Properties, Ltd. (b)	39,422	583,587
Gokaldas Exports, Ltd. (b)	57,677	254,921
Granules India, Ltd.	478,999	1,845,822
Graphite India, Ltd.	103,679	467,890
Grasim Industries, Ltd. GDR	209	4,347
Grasim Industries, Ltd.	273,441	5,696,550
Grindwell Norton, Ltd.	14,143	304,922
GTL Infrastructure, Ltd. (b)	9,777,239	141,819
GTL, Ltd. (b)	595,852	57,619
Gujarat Ambuja Exports, Ltd.	36,447	112,672
Gujarat Fluorochemicals, Ltd.	17,715	666,117
Gujarat Gas, Ltd.	116,745	686,034

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	41,837	$281,678
Gujarat NRE Coke, Ltd. (b)(e)	25,505	—
Gujarat Pipavav Port, Ltd.	19,364	23,558
Gujarat State Petronet, Ltd.	122,869	391,642
GVK Power & Infrastructure, Ltd. (b)	4,364,936	158,284
Happiest Minds Technologies, Ltd.	20,187	215,022
Havells India, Ltd.	234,117	3,112,740
HCL Technologies, Ltd.	1,278,225	16,057,769
HDFC Asset Management Co., Ltd. (d)	12,984	342,374
HDFC Bank, Ltd.	2,614,125	51,446,726
HDFC Life Insurance Co., Ltd. (d)	736,749	5,042,719
HEG, Ltd.	28,589	356,058
Hemisphere Properties India, Ltd. (b)	168,578	219,969
Hero MotoCorp, Ltd.	204,361	6,765,552
HFCL, Ltd.	679,341	605,191
Himadri Speciality Chemical, Ltd.	393,520	479,473
Himatsingka Seide, Ltd.	51,404	51,572
Hindalco Industries, Ltd.	1,223,796	7,002,101
Hindustan Aeronautics, Ltd.	32,379	990,685
Hindustan Construction Co., Ltd. (b)	4,499,621	1,093,224
Hindustan Oil Exploration Co., Ltd. (b)	80,205	133,158
Hindustan Petroleum Corp., Ltd.	367,054	1,043,307
Hindustan Unilever, Ltd.	899,207	27,836,505
Hindustan Zinc, Ltd.	35,749	139,012
Hitachi Energy India, Ltd.	9,513	384,907
Hle Glascoat, Ltd.	8,835	70,959
Honeywell Automation India, Ltd.	1,343	676,970
Housing Development & Infrastructure, Ltd. (b)	124,529	7,300
Housing Development Finance Corp., Ltd.	1,673,288	53,347,811
ICICI Bank, Ltd. ADR	2,326,118	50,918,723
ICICI Lombard General Insurance Co., Ltd. (d)	186,686	2,790,925
ICICI Prudential Life Insurance Co., Ltd. (d)	202,726	1,105,890
ICICI Securities, Ltd. (d)	80,019	481,052
IDFC First Bank, Ltd. (b)	591,418	420,348
IDFC, Ltd.	326,211	320,572
IFB Industries, Ltd. (b)	12,941	141,048
IFCI, Ltd. (b)	1,399,668	233,475
IIFL Finance, Ltd.	97,238	565,586
IIFL Securities, Ltd.	64,148	49,819
IIFL Wealth Management, Ltd.	9,964	213,962
Security Description	Shares	Value
India Cements, Ltd.	357,281	$943,407
Indiabulls Enterprises, Ltd. (b)	29,442	5,498
Indiabulls Housing Finance, Ltd. (b)	281,735	526,827
Indiabulls Real Estate, Ltd. (b)	453,959	445,015
IndiaMart InterMesh, Ltd. (d)	5,097	266,125
Indian Energy Exchange, Ltd. (d)	230,898	390,738
Indian Hotels Co., Ltd.	1,471,730	5,668,642
Indian Oil Corp., Ltd.	2,271,089	2,100,064
Indian Overseas Bank (b)	432,956	167,991
Indian Railway Catering & Tourism Corp., Ltd.	93,044	719,452
Indo Count Industries, Ltd.	55,166	89,721
Indraprastha Gas, Ltd.	268,384	1,342,893
Indus Towers, Ltd.	752,663	1,732,681
IndusInd Bank, Ltd.	323,217	4,766,796
Infibeam Avenues, Ltd.	2,603,070	522,313
Info Edge India, Ltd.	69,078	3,283,188
Infosys, Ltd. ADR (c)	3,318,169	59,760,224
Inox Wind, Ltd. (b)	164,115	215,335
Intellect Design Arena, Ltd.	133,842	721,870
InterGlobe Aviation, Ltd. (b)(d)	44,448	1,078,669
IOL Chemicals & Pharmaceuticals, Ltd.	14,129	63,745
Ipca Laboratories, Ltd.	101,229	1,031,623
IRB Infrastructure Developers, Ltd.	53,291	187,353
ITC, Ltd.	2,070,603	8,298,180
ITC, Ltd. GDR	630	2,525
IVRCL, Ltd. (b)(e)	5,304,684	—
Jain Irrigation Systems, Ltd. (b)	622,722	252,913
Jaiprakash Associates, Ltd. (b)	2,567,962	310,403
Jaiprakash Power Ventures, Ltd. (b)	10,314,682	941,325
JB Chemicals & Pharmaceuticals, Ltd.	16,449	386,620
Jet Airways India, Ltd. (b)	218,933	188,553
Jindal Saw, Ltd.	178,958	223,995
Jindal Stainless, Ltd. (b)	142,589	412,186
Jindal Steel & Power, Ltd.	273,590	1,920,057
JK Cement, Ltd.	9,372	330,858
JK Paper, Ltd.	39,369	194,680
JM Financial, Ltd.	166,653	144,031
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	4,144	55,258
JSW Energy, Ltd.	396,203	1,377,348
JSW Ispat Special Products, Ltd. (b)	195,781	77,266
JSW Steel, Ltd.	731,768	6,793,599

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Jubilant Foodworks, Ltd.	441,056	$2,724,546
Jubilant Ingrevia, Ltd.	68,699	438,908
Jubilant Pharmova, Ltd.	74,377	336,913
Just Dial, Ltd. (b)	39,550	287,267
Kansai Nerolac Paints, Ltd.	12,317	65,396
KEI Industries, Ltd.	182,813	3,236,628
Kiri Industries, Ltd. (b)	17,846	101,687
Kirloskar Ferrous Industries, Ltd.	36,002	154,161
Kotak Mahindra Bank, Ltd.	1,019,557	22,518,863
KPIT Technologies, Ltd.	222,369	1,892,945
L&T Finance Holdings, Ltd.	104,926	110,659
L&T Technology Services, Ltd. (d)	22,311	993,396
Lanco Infratech, Ltd. (b)(e)	15,749,074	—
Larsen & Toubro, Ltd. GDR	889,110	22,494,483
Laurus Labs, Ltd. (d)	205,323	931,312
Laxmi Organic Industries, Ltd.	23,872	85,671
Lemon Tree Hotels, Ltd. (b)(d)	387,928	401,620
LIC Housing Finance, Ltd.	379,590	1,900,244
Linde India, Ltd.	35,432	1,471,051
Lloyds Metals & Energy, Ltd.	112,360	333,155
LTIMindtree, Ltd. (d)	71,598	3,778,000
Lupin, Ltd.	230,857	2,047,380
LUX Industries, Ltd. (b)	61,373	1,218,595
Macrotech Developers, Ltd. (b)(d)	23,931	315,546
Mahanagar Gas, Ltd.	8,933	90,512
Mahanagar Telephone Nigam, Ltd. (b)	724,634	229,048
Mahindra & Mahindra Financial Services, Ltd.	658,961	1,868,636
Mahindra & Mahindra, Ltd. GDR	1,145,121	17,234,071
Maithan Alloys, Ltd.	14,394	176,180
MakeMyTrip, Ltd. (b)(c)	42,208	1,163,675
Manappuram Finance, Ltd.	419,612	589,120
Mangalore Refinery & Petrochemicals, Ltd. (b)	234,448	158,981
Manpasand Beverages, Ltd. (b)(e)	64,129	2,267
Marico, Ltd.	280,828	1,730,692
Marksans Pharma, Ltd.	1,786,439	1,257,828
Maruti Suzuki India, Ltd.	141,811	14,389,540
Max Financial Services, Ltd. (b)	135,759	1,111,770
Max Healthcare Institute, Ltd. (b)	471,299	2,504,043
Max India, Ltd. - New Spun Off (b)	17,805	22,404
Meghmani Finechem, Ltd. (b)	11,140	168,090
Metropolis Healthcare, Ltd. (d)	17,313	277,807
Security Description	Shares	Value
Mirza International, Ltd. (b)	59,863	$179,017
Morepen Laboratories, Ltd. (b)	238,705	109,210
Motherson Sumi Wiring India, Ltd.	1,320,022	930,222
Mphasis, Ltd.	33,460	797,895
MRF, Ltd.	3,628	3,882,589
Multi Commodity Exchange of India, Ltd.	48,372	908,736
Muthoot Finance, Ltd.	84,800	1,089,649
Natco Pharma, Ltd.	5,817	39,491
National Aluminium Co., Ltd.	784,920	762,814
Navin Fluorine International, Ltd.	43,832	2,155,970
Nazara Technologies, Ltd. (b)	34,968	245,448
NCC, Ltd.	391,624	397,163
Nestle India, Ltd.	28,715	6,805,104
Network18 Media & Investments, Ltd. (b)	301,046	240,531
NHPC, Ltd.	483,291	232,211
NIIT, Ltd.	115,022	434,061
Nippon Life India Asset Management, Ltd. (d)	126,688	381,534
Nmdc Steel, Ltd.	431,483	193,236
NMDC, Ltd.	482,299	717,356
NTPC, Ltd.	3,271,347	6,581,841
Oberoi Realty, Ltd.	47,780	501,277
Oil & Natural Gas Corp., Ltd.	4,783,489	8,485,157
Oil India, Ltd.	192,402	484,203
Olectra Greentech, Ltd.	25,867	154,755
One 97 Communications, Ltd. (b)	76,740	492,553
OnMobile Global, Ltd.	15,429	16,803
Opto Circuits India, Ltd. (b)	3,157,839	68,707
Oracle Financial Services Software, Ltd.	598	21,854
Orient Electric, Ltd.	123,433	393,291
Orissa Minerals Development Co. Ltd (b)	10,536	371,676
Page Industries, Ltd.	5,437	2,815,220
Paisalo Digital, Ltd.	282,072	263,047
Patanjali Foods, Ltd.	46,933	677,020
PB Fintech, Ltd. (b)	97,953	530,791
PC Jeweller, Ltd. (b)	197,814	199,416
PCBL, Ltd.	174,251	273,077
Persistent Systems, Ltd.	23,858	1,116,305
Petronet LNG, Ltd.	701,400	1,826,624
Pfizer, Ltd.	21,675	1,161,091
Phoenix Mills, Ltd.	42,205	725,693
PI Industries, Ltd.	44,663	1,846,283
Pidilite Industries, Ltd.	142,602	4,395,703
Piramal Enterprises, Ltd.	77,296	773,988
Piramal Pharma, Ltd. (b)	309,184	428,478

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PNB Housing Finance, Ltd. (b)(d)	19,829	$127,883
Polycab India, Ltd.	6,951	215,857
Poonawalla Fincorp, Ltd.	134,629	501,706
Power Grid Corp. of India, Ltd.	2,580,924	6,666,789
Praj Industries, Ltd.	71,929	309,652
Prakash Industries, Ltd. (b)	330,558	218,361
Prestige Estates Projects, Ltd.	81,310	455,593
Prism Johnson, Ltd. (b)	150,398	189,702
Procter & Gamble Health, Ltd.	7,597	362,999
PS IT Infrastructure & Services, Ltd. (b)(e)	620,932	68,300
PTC India, Ltd.	1,094,690	1,074,445
Punj Lloyd, Ltd. (b)	739,833	20,121
Quess Corp., Ltd. (d)	97,308	484,423
Radico Khaitan, Ltd.	146,507	1,792,865
Rain Industries, Ltd.	221,190	456,390
Rajesh Exports, Ltd.	179,975	1,591,777
Rajratan Global Wire, Ltd.	14,676	158,326
Rallis India, Ltd.	122,050	357,534
Ramco Systems, Ltd. (b)	6,541	20,059
Rategain Travel Technologies, Ltd. (b)	60,589	208,982
RattanIndia Infrastructure, Ltd. (b)	833,994	426,423
RattanIndia Power, Ltd. (b)	7,090,653	338,548
Raymond, Ltd.	65,102	1,157,325
RBL Bank, Ltd. (b)(d)	308,610	669,221
REC, Ltd.	197,928	278,721
Redington, Ltd.	334,403	730,812
REI Agro, Ltd. (b)(e)	1,873,023	—
Relaxo Footwears, Ltd.	54,065	594,728
Reliance Capital, Ltd. (b)	520,804	57,601
Reliance Communications, Ltd. (b)	782,998	17,509
Reliance Industries, Ltd. GDR (d)	1,511,875	92,980,312
Reliance Infrastructure, Ltd. (b)	418,117	695,935
Reliance Power, Ltd. (b)	3,361,751	583,115
Religare Enterprises, Ltd. (b)	129,511	271,843
ReNew Energy Global PLC Class A (b)(c)	63,117	347,144
Repco Home Finance, Ltd.	56,825	158,324
RITES, Ltd.	60,540	248,256
Rolta India, Ltd. (b)	1,722,545	83,285
Route Mobile, Ltd.	23,940	351,764
Samvardhana Motherson International, Ltd.	1,642,379	1,472,046
Sarda Energy & Minerals, Ltd.	12,604	158,742
SBI Cards & Payment Services, Ltd.	171,142	1,645,636
Security Description	Shares	Value
SBI Life Insurance Co., Ltd. (d)	268,829	$4,001,078
Schaeffler India, Ltd.	19,462	646,142
Schneider Electric Infrastructure, Ltd. (b)	271,963	542,414
Sequent Scientific, Ltd. (b)	866,006	916,984
Shankara Building Products, Ltd.	55,497	449,416
Sharda Cropchem, Ltd.	26,580	165,446
Shilpa Medicare, Ltd.	121,878	410,066
Shree Cement, Ltd.	5,182	1,458,793
Shree Renuka Sugars, Ltd. (b)	1,054,794	741,403
Shriram Finance, Ltd.	175,948	2,928,355
Siemens, Ltd. (b)	218,807	7,475,355
Sintex Industries, Ltd. (b)	393,376	18,307
Sintex Plastics Technology, Ltd. (b)	101,239	3,365
Sobha, Ltd.	11,133	77,526
Solar Industries India, Ltd.	5,994	317,672
Solara Active Pharma Sciences, Ltd. (b)	93,563	486,532
Srei Infrastructure Finance, Ltd. (b)	236,844	10,449
SRF, Ltd.	90,067	2,493,472
Star Health & Allied Insurance Co., Ltd. (b)	23,097	158,103
State Bank of India GDR	194,348	14,420,622
Steel Authority of India, Ltd.	1,088,922	1,087,869
Sterling and Wilson Renewable (b)	28,913	93,400
Sterlite Technologies, Ltd.	178,427	379,047
Strides Pharma Science, Ltd. (b)	181,334	766,828
Subex, Ltd. (b)	281,115	115,192
Sudarshan Chemical Industries, Ltd.	56,728	267,217
Sumitomo Chemical India, Ltd.	33,562	198,054
Sun Pharma Advanced Research Co., Ltd. (b)	232,195	585,469
Sun Pharmaceutical Industries, Ltd.	1,228,413	14,869,247
Sun TV Network, Ltd.	137,195	807,034
Sundaram Finance, Ltd.	26,667	743,021
Sundram Fasteners, Ltd.	67,091	788,013
Supreme Industries, Ltd.	33,358	987,898
Suven Life Sciences, Ltd. (b)	616,922	510,435
Suven Pharmaceuticals, Ltd.	409,941	2,452,312
Suvidhaa Infoserve Pvt, Ltd. (b)	56,568	3,487
Suzlon Energy, Ltd. (b)	7,003,595	897,354
Swan Energy, Ltd.	278,860	1,031,273
Symphony, Ltd.	19,111	209,036
Syngene International, Ltd. (d)	73,870	522,840

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
TAKE Solutions, Ltd. (b)	197,628	$56,854
Tanla Platforms, Ltd.	56,236	485,650
Tarsons Products, Ltd. (b)	28,973	243,204
Tata Communications, Ltd.	181,765	2,800,077
Tata Consultancy Services, Ltd.	994,509	39,149,250
Tata Consumer Products, Ltd.	415,498	3,851,882
Tata Elxsi, Ltd.	46,951	3,567,379
Tata Motors, Ltd. ADR (b)(c)	431,352	9,968,545
Tata Power Co., Ltd.	2,612,064	6,557,787
Tata Steel, Ltd.	6,463,157	8,800,612
Tata Teleservices Maharashtra, Ltd. (b)	654,905	734,225
TCNS Clothing Co., Ltd. (b)(d)	28,358	179,753
TeamLease Services, Ltd. (b)	18,687	569,815
Tech Mahindra, Ltd.	549,521	6,751,277
Tejas Networks, Ltd. (b)(d)	220,647	1,542,502
Thermax, Ltd.	16,028	381,316
Thirumalai Chemicals, Ltd.	43,779	107,106
Thyrocare Technologies, Ltd. (d)	90,295	675,221
Tide Water Oil Co. India, Ltd.	13,546	163,713
Timken India, Ltd.	25,644	962,107
Titan Co., Ltd.	336,505	10,565,354
Torrent Pharmaceuticals, Ltd.	55,939	1,048,459
Torrent Power, Ltd.	34,137	203,159
Trent, Ltd.	138,358	2,260,003
Trident, Ltd.	1,649,326	682,817
Tube Investments of India, Ltd.	79,861	2,679,296
TV18 Broadcast, Ltd. (b)	373,770	167,390
TVS Motor Co., Ltd.	119,095	1,562,501
Ujjivan Financial Services, Ltd. (b)	89,434	300,582
UltraTech Cement, Ltd.	108,103	9,093,366
Unichem Laboratories, Ltd.	257,633	982,823
Unitech, Ltd. (b)	759,637	16,528
United Breweries, Ltd.	95,460	1,961,355
United Spirits, Ltd. (b)	422,375	4,480,300
UNO Minda, Ltd.	194,212	1,223,538
UPL, Ltd.	456,507	3,951,740
Usha Martin, Ltd.	265,695	553,036
UTI Asset Management Co., Ltd.	36,982	384,840
VA Tech Wabag, Ltd. (b)	110,838	438,971
Vaibhav Global, Ltd.	114,653	430,867
Vakrangee, Ltd.	559,837	187,785
Vardhman Textiles, Ltd. (b)	56,616	225,937
Varun Beverages, Ltd.	124,141	1,984,560
Vedanta, Ltd.	909,616	3,390,857
Venky's India, Ltd.	15,593	360,224
Security Description	Shares	Value
Videocon Industries, Ltd. (b)(e)	1,170,924	$—
Vinati Organics, Ltd.	11,144	268,720
VIP Industries, Ltd.	89,823	725,435
V-Mart Retail, Ltd.	23,647	812,582
Vodafone Idea, Ltd. (b)	8,146,174	777,889
Voltas, Ltd.	94,169	910,445
VST Industries, Ltd.	25,221	1,008,337
Welspun Corp., Ltd.	122,421	350,630
Welspun India, Ltd.	216,714	201,966
Westlife Foodworld, Ltd. (b)	89,235	851,686
Whirlpool of India, Ltd.	6,103	110,441
Wipro, Ltd. ADR (c)	1,847,601	8,609,821
WNS Holdings, Ltd. ADR (b)	36,612	2,928,594
Wockhardt, Ltd. (b)	157,235	423,924
Yaari Digital Integrated Services, Ltd. (b)	29,442	7,100
Yes Bank, Ltd. (b)	816,899	203,410
Zee Entertainment Enterprises, Ltd.	745,577	2,163,372
Zensar Technologies, Ltd.	69,203	178,173
Zomato, Ltd. (b)	1,977,426	1,417,398
Zydus Lifesciences, Ltd.	122,511	621,884
		1,168,897,116
INDONESIA — 2.5%
Adaro Energy Indonesia Tbk PT	9,173,600	2,268,724
Adaro Minerals Indonesia Tbk PT (b)	6,057,700	659,566
Alam Sutera Realty Tbk PT (b)	11,851,900	121,812
Allo Bank Indonesia Tbk PT (b)	1,114,600	126,370
Aneka Tambang Tbk	2,662,100	339,442
Astra International Tbk PT	23,590,051	8,637,436
Astrindo Nusantara Infrastructure Tbk PT (b)	41,412,900	420,314
Avia Avian Tbk PT	7,308,400	295,763
Bank Aladin Syariah Tbk PT (b)	678,200	61,645
Bank Artha Graha Internasional Tbk PT (b)	12,688,200	57,868
Bank BTPN Syariah Tbk PT	769,300	137,874
Bank Central Asia Tbk PT	60,310,548	33,123,828
Bank Danamon Indonesia Tbk PT	4,213,318	738,870
Bank Ganesha Tbk PT (b)	13,466,300	75,257
Bank Ina Perdana PT (b)	507,800	130,151
Bank Jago Tbk PT (b)	3,609,900	862,619
Bank Mandiri Persero Tbk PT	24,329,187	15,510,980
Bank MNC Internasional Tbk PT (b)	12,472,400	80,919
Bank Negara Indonesia Persero Tbk PT	3,190,100	1,890,392

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bank Neo Commerce Tbk PT (b)	6,128,133	$253,904
Bank Pan Indonesia Tbk PT	3,231,200	319,643
Bank Permata Tbk PT	207,270	13,514
Bank Rakyat Indonesia Persero Tbk PT	71,525,967	22,697,175
Bank Raya Indonesia Tbk PT (b)	2,103,007	54,576
Bank Syariah Indonesia Tbk PT	1,057,814	87,656
Barito Pacific Tbk PT	37,367,797	1,812,281
Bekasi Fajar Industrial Estate Tbk PT (b)	7,539,100	64,410
Berkah Beton Sadaya Tbk PT	19,814,500	941,881
BFI Finance Indonesia Tbk PT	2,885,600	195,555
Bukalapak.com PT Tbk (b)	53,096,100	893,604
Bumi Resources Minerals Tbk PT (b)	65,003,760	663,921
Bumi Resources Tbk PT (b)	108,333,000	1,120,386
Bumi Serpong Damai Tbk PT (b)	6,273,400	370,742
Chandra Asri Petrochemical Tbk PT	4,402,556	726,807
Charoen Pokphand Indonesia Tbk PT	6,884,500	2,498,630
Ciputra Development Tbk PT	9,771,452	590,022
Citra Marga Nusaphala Persada Tbk PT (b)	2,546,941	358,298
Digital Mediatama Maxima Tbk PT (b)	584,200	37,152
Elang Mahkota Teknologi Tbk PT	23,260,300	1,538,982
Garuda Indonesia Persero Tbk PT (b)(e)	15,966,300	113,844
Global Mediacom Tbk PT (b)	1,081,700	19,317
GoTo Gojek Tokopedia Tbk PT (b)	246,308,400	1,439,799
Harum Energy Tbk PT	1,857,700	193,318
Indah Kiat Pulp & Paper Tbk PT	1,339,600	750,796
Indo Tambangraya Megah Tbk PT	68,500	171,718
Indocement Tunggal Prakarsa Tbk PT	900,300	572,537
Indofood Sukses Makmur Tbk PT	8,936,818	3,860,614
Indosat Tbk PT	3,996,500	1,585,251
Indosterling Technomedia Tbk PT (b)	545,100	140,061
Japfa Comfeed Indonesia Tbk PT	1,813,500	150,858
Kalbe Farma Tbk PT	40,634,561	5,455,355
Kawasan Industri Jababeka Tbk PT (b)	8,075,731	75,738
Security Description	Shares	Value
Kresna Graha Investama Tbk PT (b)	41,698,900	$133,929
Lippo Cikarang Tbk PT (b)	356,500	22,900
Lippo Karawaci Tbk PT (b)	64,935,430	329,526
Matahari Department Store Tbk PT	572,500	174,683
Matahari Putra Prima Tbk PT (b)	3,230,800	26,564
Mayora Indah Tbk PT	9,633,907	1,547,119
MD Pictures Tbk PT (b)	1,310,200	160,750
Medco Energi Internasional Tbk PT	32,807,629	2,139,055
Media Nusantara Citra Tbk PT (b)	1,440,300	68,465
Mega Manunggal Property Tbk PT (b)	3,150,500	95,927
Merdeka Copper Gold Tbk PT (b)	10,028,668	2,654,126
Mitra Keluarga Karyasehat Tbk PT	2,566,800	525,973
MNC Asia Holding Tbk PT (b)	40,195,200	147,174
MNC Digital Entertainment Tbk PT (b)	783,700	242,649
Modernland Realty Tbk PT (b)	8,891,200	46,833
Multipolar Tbk PT (b)	3,742,700	26,927
Net Visi Media Tbk PT (b)	1,299,000	18,024
Pabrik Kertas Tjiwi Kimia Tbk PT	545,738	247,146
Pakuwon Jati Tbk PT	8,941,700	261,918
Perusahaan Gas Negara Tbk PT	22,130,000	2,501,930
Pollux Properti Indonesia Tbk PT (b)	2,404,600	34,600
Samudera Indonesia Tbk PT	1,402,800	173,914
Semen Indonesia Persero Tbk PT	1,645,555	695,007
Sigmagold Inti Perkasa Tbk PT (e)	1,312,600	—
Smartfren Telecom Tbk PT (b)	82,167,800	348,359
Sumber Alfaria Trijaya Tbk PT	13,802,500	2,349,550
Summarecon Agung Tbk PT	7,926,511	308,048
Surya Citra Media Tbk PT	17,456,600	230,998
Surya Esa Perkasa Tbk PT	7,917,500	465,361
Telkom Indonesia Persero Tbk PT	53,814,000	12,963,064
Tiga Pilar Sejahtera Food Tbk (b)	3,677,200	33,778
Tower Bersama Infrastructure Tbk PT	826,500	122,110
Transcoal Pacific Tbk PT	597,200	304,978
Unilever Indonesia Tbk PT	5,307,200	1,602,302
United Tractors Tbk PT	2,502,122	4,190,964

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Vale Indonesia Tbk PT (b)	1,048,000	$477,970
Wir Asia Tbk PT (b)	6,161,800	48,685
		151,029,481
KUWAIT — 0.9%
A'ayan Leasing & Investment Co. KSCP (b)	1,292,611	561,729
Agility Public Warehousing Co. KSC	1,008,618	2,372,831
Ahli United Bank KSCP	853,605	792,105
Al Ahli Bank of Kuwait KSCP	215,876	228,537
Al Mazaya Holding Co. KSCP (b)	2,109,695	330,878
ALAFCO Aviation Lease & Finance Co. KSCP (b)	42,947	28,486
Alimtiaz Investment Group KSC	581,510	142,314
Boubyan Bank KSCP	940,080	2,451,181
Boubyan Petrochemicals Co. KSCP	597,175	1,560,987
Burgan Bank SAK	335,591	240,139
Gulf Bank KSCP	1,652,248	1,695,167
Gulf Cables & Electrical Industries Group Co. KSCP	51,985	206,377
Heavy Engineering & Ship Building Co. KSCP Class B	156,285	313,030
Humansoft Holding Co. KSC	191,626	2,203,965
Integrated Holding Co. KCSC	398,870	482,215
Jazeera Airways Co. KSCP	52,814	327,877
Kuwait Finance House KSCP	4,068,873	10,941,619
Kuwait Projects Co. Holding KSCP	409,096	149,710
Kuwait Real Estate Co. KSC	4,518,356	1,594,453
Mabanee Co. KPSC	477,607	1,323,348
Mezzan Holding Co. KSCC	41,196	52,900
Mobile Telecommunications Co. KSCP	929,010	1,708,978
National Bank of Kuwait SAKP	6,571,362	23,146,310
National Industries Group Holding SAK	1,648,756	1,169,025
National Investments Co. KSCP	2,183,440	1,690,819
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	76,761	47,153
Warba Bank KSCP (b)	2,208,821	1,696,040
		57,458,173
MALAYSIA — 2.1%
Aeon Co. M Bhd	7,382,548	2,296,048
Security Description	Shares	Value
AEON Credit Service M Bhd	188,450	$538,184
Alliance Bank Malaysia Bhd	6,500,721	5,416,038
AMMB Holdings Bhd	55,600	52,255
ATA IMS Bhd (b)	875,700	44,729
Axiata Group Bhd	2,607,538	1,829,124
Bahvest Resources Bhd (b)	2,575,800	178,347
Bank Islam Malaysia Bhd	25,400	15,742
Bintulu Port Holdings Bhd	94	102
British American Tobacco Malaysia Bhd	7,200	18,339
Bursa Malaysia Bhd	2,108,347	3,182,862
Capitaland Malaysia Mall Trust REIT	2,617,305	317,879
Careplus Group Bhd (b)	265,100	28,586
Carlsberg Brewery Malaysia Bhd Class B	578,020	3,002,292
Chin Hin Group Bhd	439,400	322,193
CIMB Group Holdings Bhd	5,858,279	7,713,512
Comfort Glove Bhd (b)	285,200	31,401
D&O Green Technologies Bhd	336,200	326,660
Dagang NeXchange Bhd	3,003,500	347,738
Datasonic Group Bhd	3,698,500	386,222
Dialog Group Bhd	5,750,406	3,198,296
DiGi.Com Bhd	8,296,129	7,533,375
FGV Holdings Bhd	28,800	8,630
Focus Dynamics Group Bhd (b)	7,151,400	32,469
Frontken Corp. Bhd	1,393,250	974,168
Gabungan AQRS Bhd (b)	535,100	31,584
Gamuda Bhd	1,743,374	1,484,144
GDEX Bhd (b)	1,541,000	52,474
Genetec Technology Bhd (b)	390,300	211,763
Genting Bhd	4,861,400	4,944,171
Genting Malaysia Bhd	1,099,300	671,309
George Kent Malaysia Bhd	606,900	72,332
Globetronics Technology Bhd	1,113,700	293,279
Greatech Technology Bhd (b)	348,600	383,025
Hap Seng Plantations Holdings Bhd	58,800	25,896
Hartalega Holdings Bhd (b)	1,659,000	640,250
Hong Leong Bank Bhd	125,000	583,428
Hong Leong Financial Group Bhd	5,500	23,224
Hong Seng Consolidated Bhd (b)	1,927,400	96,261
IHH Healthcare Bhd	1,809,000	2,554,365
IJM Corp. Bhd	1,053,500	382,656
Inari Amertron Bhd	2,016,800	1,194,971
IOI Corp. Bhd	8,426,962	7,747,831
IOI Properties Group Bhd	7,316,762	1,760,674
Iris Corp. Bhd (b)	1,470,800	43,406

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Iskandar Waterfront City Bhd (b)	259,400	$15,900
Karex Bhd (b)	2,894,500	479,679
KLCCP Stapled Group	1,084,900	1,652,595
KNM Group Bhd (b)	6,346,221	72,034
Kossan Rubber Industries Bhd (b)	1,323,700	330,549
KPJ Healthcare Bhd	2,778,180	636,995
Kuala Lumpur Kepong Bhd	18,900	95,937
Lingkaran Trans Kota Holdings Bhd	663,300	76,795
Magni-Tech Industries Bhd	300,900	125,688
Magnum Bhd	5,850,443	1,713,297
Malayan Banking Bhd	5,077,191	10,027,596
Malaysia Airports Holdings Bhd (b)	380,600	566,796
Malaysian Pacific Industries Bhd	148,500	969,548
Malaysian Resources Corp. Bhd	14,528,659	972,975
Maxis Bhd	210,900	183,849
Mega First Corp. BHD	379,000	285,648
MISC Bhd	209,900	357,378
MPHB Capital Bhd	2,613,030	563,537
Muda Holdings Bhd	389,800	168,132
My EG Services Bhd	4,982,355	984,029
Nestle Malaysia Bhd	1,469	46,688
OSK Holdings Bhd	11,465,742	2,511,791
Padini Holdings Bhd	307,300	233,701
Pavilion Real Estate Investment Trust	2,397,400	658,537
Pentamaster Corp. Bhd	917,750	922,959
Petronas Chemicals Group Bhd	2,053,500	4,009,103
Petronas Dagangan Bhd	390,600	2,039,455
Petronas Gas Bhd	223,700	869,408
PMB Technology Bhd	354,600	338,098
Pos Malaysia Bhd (b)	1,732,800	237,990
PPB Group Bhd	57,800	228,838
Press Metal Aluminium Holdings Bhd	1,987,200	2,201,484
Public Bank Bhd	13,919,600	13,651,004
QL Resources Bhd	31,800	39,777
Rapid Synergy Bhd (b)	139,100	503,981
RHB Bank Bhd	539,878	709,624
Sapura Energy Bhd (b)	304,200	2,417
Sime Darby Bhd	1,843,824	962,723
Sime Darby Plantation Bhd	1,774,887	1,873,604
Sime Darby Property Bhd	585,824	59,846
SKP Resources Bhd	897,125	327,894
SP Setia Bhd Group	372,063	50,678
Sports Toto Bhd	3,794,088	1,395,329
Sunway Real Estate Investment Trust	2,572,900	852,766
Supermax Corp. Bhd	2,310,168	456,265
Syarikat Takaful Malaysia Keluarga Bhd	5,777	4,511
Security Description	Shares	Value
Taliworks Corp. Bhd	143,000	$28,081
Telekom Malaysia Bhd	1,296,047	1,588,798
Tenaga Nasional Bhd	1,825,000	3,989,728
TIME dotCom Bhd	60,900	67,743
Top Glove Corp. Bhd (b)	4,278,700	879,052
Uchi Technologies Bhd	100,500	74,605
UEM Edgenta Bhd	1,144,900	296,296
UEM Sunrise Bhd (b)	8,058,088	466,473
UMW Holdings Bhd	537,600	423,490
Unisem M Bhd	199,900	125,249
Velesto Energy Bhd (b)	1,333,163	45,397
ViTrox Corp. Bhd	375,400	651,943
VS Industry Bhd	6,403,600	1,279,266
WCT Holdings Bhd	14,982,226	1,360,475
YTL Corp. Bhd	2,959,970	389,735
		128,125,993
MEXICO — 2.3%
Alfa SAB de CV Class A	4,324,852	2,754,181
America Movil SAB de CV Series L	19,687,703	17,861,863
Axtel SAB de CV Series CPO (b)(c)	3,103,083	218,154
Betterware de Mexico SAPI de CV (c)	50,915	326,874
Cemex SAB de CV Series CPO (b)	17,172,945	6,944,172
Coca-Cola Femsa SAB de CV	787,407	5,327,162
Concentradora Hipotecaria SAPI de CV REIT	2,390	2,145
Consorcio ARA SAB de CV (c)	3,013,341	494,821
El Puerto de Liverpool SAB de CV Series C1 (c)	543,791	3,206,838
Fibra Uno Administracion SA de CV REIT	2,605,683	3,070,032
Fomento Economico Mexicano SAB de CV	1,746,660	13,590,735
Gruma SAB de CV Class B	8,619	115,322
Grupo Aeroportuario del Pacifico SAB de CV Class B	339,712	4,866,290
Grupo Aeroportuario del Sureste SAB de CV Class B	253,059	5,904,158
Grupo Bimbo SAB de CV Class A (c)	1,636,782	6,917,619
Grupo Elektra SAB DE CV (c)	43,143	2,434,835
Grupo Financiero Banorte SAB de CV Series O	2,372,983	17,036,988
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	2,348,155	3,957,121
Grupo Mexico SAB de CV Class B	3,150,166	11,058,659

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Grupo Televisa SAB Series CPO (c)	3,094,690	$2,814,040
Industrias CH SAB de CV Class B (b)(c)	249,935	2,896,526
Industrias Penoles SAB de CV (b)(c)	196,905	2,421,596
Kimberly-Clark de Mexico SAB de CV Class A	2,272,657	3,856,715
Nemak SAB de CV (b)(d)	2,042,004	582,614
Operadora De Sites Mexicanos SAB de CV Class A	2,172,689	2,137,318
Orbia Advance Corp. SAB de CV	101,782	180,194
Sare Holding SAB de CV Class B (b)(e)	1,493,393	—
Sitios Latinoamerica SAB de CV (b)(c)	880,681	422,552
TV Azteca SAB de CV Series CPO (b)(c)	6,836,789	284,176
Urbi Desarrollos Urbanos SAB de CV (b)	44,259	13,627
Wal-Mart de Mexico SAB de CV (c)	5,070,450	17,846,652
		139,543,979
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)(f)	348,861	2,599,014
Cia de Minas Buenaventura SAA ADR (f)	8,716	65,283
Credicorp, Ltd.	75,783	10,280,722
Southern Copper Corp.	79,691	4,812,539
Volcan Cia Minera SAA Class B (b)	8,734,939	1,168,171
		18,925,729
PHILIPPINES — 0.9%
Aboitiz Equity Ventures, Inc.	924,640	957,368
ACEN Corp.	1,408,550	192,601
Alliance Global Group, Inc.	3,764,000	803,761
Ayala Corp.	157,430	1,963,373
Ayala Land, Inc.	10,702,010	5,914,888
Bank of the Philippine Islands	3,631,898	6,647,590
BDO Unibank, Inc.	3,833,001	7,270,167
Bloomberry Resorts Corp. (b)	1,453,600	199,543
Cebu Air, Inc. (b)	1,764,920	1,212,982
Cebu Holdings, Inc. (b)	7,536,864	791,454
Converge Information & Communications Technology Solutions, Inc. (b)	739,500	210,726
D&L Industries, Inc.	3,906,505	553,791
DoubleDragon Corp.	2,674,690	322,532
East West Banking Corp.	2,183,600	261,354
Filinvest Land, Inc.	80,748,000	1,304,081
Security Description	Shares	Value
First Philippine Holdings Corp.	453,315	$492,544
Global Ferronickel Holdings, Inc.	3,586,449	161,536
GMA Holdings, Inc. PDR	6,507,200	1,237,743
GT Capital Holdings, Inc.	18,867	147,273
JG Summit Holdings, Inc.	2,385,296	2,152,983
Jollibee Foods Corp.	194,920	804,479
Manila Electric Co.	17,920	96,084
Megawide Construction Corp. (b)	8,542,688	476,744
Megaworld Corp.	12,593,300	451,960
Monde Nissin Corp. (d)	2,728,600	542,513
Nickel Asia Corp.	1,824,000	191,147
PLDT, Inc.	172,977	4,087,941
Puregold Price Club, Inc.	552,380	345,934
San Miguel Corp.	253,580	422,956
SM Investments Corp.	303,305	4,898,380
SM Prime Holdings, Inc.	10,159,690	6,472,011
Universal Robina Corp.	438,530	1,070,209
Vista Land & Lifescapes, Inc.	1,905,378	56,415
		52,715,063
POLAND — 0.8%
11 bit studios SA (b)	2,166	291,351
Allegro.eu SA (b)(d)	259,733	1,488,080
Asseco Poland SA	95,974	1,588,535
Bank Polska Kasa Opieki SA	271,813	5,360,348
Biomed-Lublin Wytwornia Surowic i Szczepionek SA (b)	30,259	41,323
Bioton SA (b)	1,844	1,417
CCC SA (b)	14,570	142,403
CD Projekt SA	49,028	1,449,071
Columbus Energy SA (b)	8,026	14,840
Datawalk SA (b)	3,520	73,309
Dino Polska SA (b)(d)	21,898	1,873,655
Eurocash SA (b)	14,576	45,194
Getin Holding SA (b)	134,217	15,300
Globe Trade Centre SA	498,369	702,176
InPost SA (b)	120,485	1,013,013
KGHM Polska Miedz SA	202,654	5,856,117
LPP SA	329	798,826
Mabion SA (b)	12,864	61,589
mBank SA (b)	34,546	2,331,289
Mercator Medical SA (b)	3,373	37,950
Orange Polska SA	1,850,951	2,796,102
PGE Polska Grupa Energetyczna SA (b)	1,070,926	1,680,765
PlayWay SA	2,134	150,821
Polimex-Mostostal SA (b)	26,699	27,501
Polski Koncern Naftowy ORLEN SA	503,544	7,374,789

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Powszechna Kasa Oszczednosci Bank Polski SA	851,401	$5,879,495
Powszechny Zaklad Ubezpieczen SA	547,514	4,421,304
Santander Bank Polska SA	42,928	2,538,734
Serinus Energy PLC (b)	10,365	11,933
TEN Square Games SA	1,905	54,984
		48,122,214
QATAR — 1.0%
Aamal Co.	810,931	217,109
Al Meera Consumer Goods Co. QSC	214,331	928,714
Alijarah Holding Co QPSC (b)	5,348,166	1,033,874
Baladna	363,647	152,878
Commercial Bank PQSC	1,749,362	2,401,815
Doha Bank QPSC	665,637	356,968
Estithmar Holding QPSC (b)	955,821	472,432
Ezdan Holding Group QSC (b)	605,025	166,302
Gulf International Services QSC (b)	620,540	248,608
Gulf Warehousing Co.	111,628	124,080
Industries Qatar QSC	1,345,639	4,733,339
Lesha Bank LLC (b)	1,557,570	489,714
Mannai Corp. QSC	499,182	1,040,102
Masraf Al Rayan QSC	5,392,776	4,695,680
Mazaya Real Estate Development QPSC (b)	3,186,525	608,999
Medicare Group	427,597	728,914
Mesaieed Petrochemical Holding Co.	4,144,227	2,420,477
Ooredoo QSC	1,466,557	3,704,901
Qatar Aluminium Manufacturing Co.	1,627,207	679,167
Qatar Electricity & Water Co. QSC	291,853	1,418,493
Qatar Fuel QSC	252,867	1,246,369
Qatar Gas Transport Co., Ltd.	1,144,642	1,151,007
Qatar Insurance Co. SAQ	1,623,686	857,376
Qatar International Islamic Bank QSC	527,458	1,506,299
Qatar Islamic Bank SAQ	1,110,443	5,659,318
Qatar National Bank QPSC	3,954,856	19,547,582
Qatar National Cement Co. QSC	163,971	217,923
Qatar Navigation QSC	263,404	734,139
Qatari Investors Group QSC	1,509,705	698,939
United Development Co. QSC	647,358	231,088
Vodafone Qatar QSC	2,851,980	1,241,268
Security Description	Shares	Value
Widam Food Co. (b)	143,961	$80,326
		59,794,200
ROMANIA — 0.0% (a)
NEPI Rockcastle NV	268,161	1,624,411
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	4,907,694	—
HeadHunter Group PLC ADR (e)	3,200	—
LUKOIL PJSC (e)	340,951	—
Magnit PJSC (b)(e)	42,015	—
Mechel PJSC ADR (b)(e)	217,515	—
MMC Norilsk Nickel PJSC ADR (b)(e)	615,616	—
Mobile TeleSystems PJSC ADR (b)(e)	702,117	—
Novatek PJSC GDR (b)(e)	92,440	—
Novolipetsk Steel PJSC GDR (b)(e)	47,918	—
Novorossiysk Commercial Sea Port PJSC (e)	5,589,825	—
Rosneft Oil Co. PJSC GDR (b)(e)	1,683,986	—
Rostelecom PJSC ADR (b)(c)(e)	5,355	—
Rostelecom PJSC (e)	781,704	—
Sberbank of Russia PJSC (b)(e)	8,602,924	—
Severstal PAO GDR (b)(e)	486,985	—
Sistema PJSFC GDR (b)(e)	198,224	—
Surgutneftegas PJSC ADR (b)(e)	1,315,893	—
Tatneft PJSC ADR (b)(e)(f)	291,793	—
TCS Group Holding PLC GDR (b)(e)	43,856	—
VK Co., Ltd. GDR (b)(e)	52,451	—
VTB Bank PJSC (b)(e)	5,954,520,000	—
X5 Retail Group NV GDR (b)(e)	55,357	—
Yandex NV Class A (b)(e)	228,523	—
		—
SAUDI ARABIA — 4.1%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	163,238	777,531
Abdullah Al Othaim Markets Co.	64,000	1,771,155
ACWA Power Co.	91,702	3,709,075
Advanced Petrochemical Co.	55,832	631,416
Al Hammadi Holding	244,065	2,604,313
Al Jouf Agricultural Development Co.	52,644	621,978
Al Khaleej Training & Education Co. (b)	311,007	1,138,759
Al Rajhi Bank (b)	1,589,389	31,804,697

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Al Rajhi Co. for Co-operative Insurance (b)	12,914	$307,558
Al Rajhi REIT	365,850	953,079
Aldrees Petroleum & Transport Services Co.	42,070	832,892
Al-Etihad Cooperative Insuarnce Co. (b)	320,149	1,288,093
Alinma Bank (b)	431,471	3,737,196
Almarai Co. JSC (b)	106,554	1,516,934
Alujain Corp.	63,557	629,989
Amana Cooperative Insurance Co. (b)	54,083	131,394
Arabian Cement Co.	47,186	421,259
Bank AlBilad (b)	333,764	3,947,794
Banque Saudi Fransi (b)	377,365	4,076,908
Basic Chemical Industries, Ltd. (b)	249,003	2,232,943
Batic Investments & Logistic Co. (b)	308,212	1,940,473
Bawan Co.	310,428	2,424,444
Bupa Arabia for Cooperative Insurance Co.	34,116	1,305,450
Buruj Cooperative Insurance Co. (b)	156,443	655,246
City Cement Co.	88,886	473,049
Co. for Cooperative Insurance (b)	33,347	714,325
Dallah Healthcare Co.	103,082	4,059,642
Dar Al Arkan Real Estate Development Co. (b)	257,347	795,735
Derayah REIT	354,067	953,475
Dr Sulaiman Al Habib Medical Services Group Co.	60,030	3,523,847
Dur Hospitality Co. (b)	173,484	907,583
Eastern Province Cement Co.	131,365	1,406,983
Elm Co.	11,579	1,022,945
Etihad Etisalat Co.	292,537	2,705,072
Fawaz Abdulaziz Al Hokair & Co. (b)	21,336	87,888
Fitaihi Holding Group (b)	183,612	1,453,554
Gulf Insurance Group	149,592	979,234
Hail Cement Co.	117,079	342,078
Herfy Food Services Co. (b)	51,822	474,368
Jadwa REIT Saudi Fund	169,605	582,199
Jarir Marketing Co.	48,613	1,940,381
Jazan Energy & Development Co. (b)	141,652	462,876
Leejam Sports Co. JSC	69,195	1,546,668
Malath Cooperative Insurance Co. (b)	224,691	660,082
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (b)	102,996	236,249
Methanol Chemicals Co. (b)	264,938	1,783,643
Middle East Healthcare Co. (b)	59,153	400,597
Security Description	Shares	Value
Mobile Telecommunications Co. (b)	603,385	$1,615,235
Mouwasat Medical Services Co. (b)	71,603	3,982,179
Musharaka Real Estate Income Fund REIT	290,231	683,487
Najran Cement Co.	105,877	339,776
Nama Chemicals Co. (b)	137,951	1,211,385
National Co. for Glass Industries	215,310	1,876,371
National Co. for Learning & Education	141,448	2,570,755
National Gas & Industrialization Co.	32,932	453,932
National Medical Care Co.	91,875	1,806,696
Qassim Cement Co.	80,445	1,307,927
Rabigh Refining & Petrochemical Co. (b)	66,435	188,804
Red Sea International Co. (b)	114,701	689,183
Riyad Bank (b)	1,275,292	10,791,454
Riyad REIT Fund	155,879	409,815
SABIC Agri-Nutrients Co. (b)	178,498	6,944,228
Sahara International Petrochemical Co.	192,396	1,738,117
Saudi Advanced Industries Co.	168,781	1,203,654
Saudi Airlines Catering Co. (b)	10,164	202,847
Saudi Arabian Amiantit Co. (b)	39,558	342,106
Saudi Arabian Mining Co. (b)	654,687	11,271,487
Saudi Arabian Oil Co. (d)	1,565,904	13,375,604
Saudi Automotive Services Co.	365,104	3,157,499
Saudi Basic Industries Corp.	665,517	15,832,150
Saudi British Bank	113,166	1,172,915
Saudi Cement Co.	68,644	931,571
Saudi Ceramic Co.	216,651	1,645,925
Saudi Chemical Co. Holding	212,704	1,499,908
Saudi Co. For Hardware CJSC (b)	54,200	392,294
Saudi Electricity Co.	445,091	2,735,924
Saudi Industrial Investment Group	96,245	562,923
Saudi Industrial Services Co.	209,490	1,131,625
Saudi Kayan Petrochemical Co. (b)	258,094	938,149
Saudi National Bank	1,702,457	22,877,615
Saudi Pharmaceutical Industries & Medical Appliances Corp.	173,487	1,005,467

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Saudi Printing & Packaging Co. (b)	123,355	$574,431
Saudi Public Transport Co. (b)	320,542	1,359,617
Saudi Reinsurance Co. (b)	597,092	2,176,732
Saudi Research & Media Group (b)	34,809	1,685,800
Saudi Tadawul Group Holding Co.	13,284	639,809
Saudi Telecom Co.	1,391,406	13,551,213
Saudi Vitrified Clay Pipe Co., Ltd. (b)	44,907	467,234
Saudia Dairy & Foodstuff Co.	14,893	856,011
Savola Group	125,026	913,242
Southern Province Cement Co.	88,255	1,197,713
Tabuk Cement Co.	201,464	799,852
Takween Advanced Industries Co. (b)	477,314	1,143,115
Umm Al-Qura Cement Co.	383,214	1,702,947
United Electronics Co.	77,930	1,432,933
United International Transportation Co.	97,299	1,181,932
Walaa Cooperative Insurance Co. (b)	90,754	349,202
Yamama Cement Co. (b)	95,074	683,076
Yanbu Cement Co.	118,883	1,129,357
Yanbu National Petrochemical Co. (b)	126,697	1,402,500
		247,108,772
SINGAPORE — 0.0% (a)
Aslan Pharmaceuticals, Ltd. ADR (b)(c)	42,486	15,295
Grindrod Shipping Holdings, Ltd.	26,199	531,217
Guan Chong Bhd	3,708,766	2,020,667
Riverstone Holdings, Ltd.	583,400	267,515
		2,834,694
SOUTH AFRICA — 3.7%
Absa Group, Ltd.	637,082	7,260,076
Adcock Ingram Holdings, Ltd.	188,235	558,676
Adcorp Holdings, Ltd.	716,251	221,000
African Rainbow Minerals, Ltd.	196,334	3,323,197
Alexander Forbes Group Holdings, Ltd.	827,615	255,362
Altron, Ltd. Class A	207,144	112,246
Anglo American Platinum, Ltd.	53,767	4,502,587
ArcelorMittal South Africa, Ltd. (b)	275,885	76,855
Ascendis Health, Ltd. (b)	139,854	5,343
Aspen Pharmacare Holdings, Ltd.	381,090	3,053,423
Security Description	Shares	Value
Astral Foods, Ltd.	26,862	$256,937
Aveng, Ltd. (b)	4,168	3,809
Barloworld, Ltd.	304,694	1,517,650
Bid Corp., Ltd.	219,750	4,260,038
Bidvest Group, Ltd.	419,073	5,280,344
Blue Label Telecoms, Ltd. (b)	1,855,785	532,250
Capitec Bank Holdings, Ltd.	62,043	6,777,036
Clicks Group, Ltd.	87,869	1,394,749
Coronation Fund Managers, Ltd.	958,002	1,729,640
Curro Holdings, Ltd. (c)	224,094	118,533
Discovery, Ltd. (b)	508,817	3,688,662
EOH Holdings, Ltd. (b)	173,591	38,769
FirstRand, Ltd.	5,218,358	19,051,684
Foschini Group, Ltd.	376,230	2,233,278
Gold Fields, Ltd.	892,438	9,239,080
Grindrod, Ltd.	1,964,527	1,154,585
Group Five, Ltd. (e)	219,472	—
Growthpoint Properties, Ltd. REIT	1,499,210	1,281,135
Harmony Gold Mining Co., Ltd.	427,078	1,475,885
Impala Platinum Holdings, Ltd.	758,016	9,495,359
Investec, Ltd.	338,103	2,136,119
Invicta Holdings, Ltd. (c)	199,685	322,618
Kumba Iron Ore, Ltd. (c)	75,561	2,186,229
Lesaka Technologies, Inc. (b)(c)	57,032	259,496
Lewis Group, Ltd.	161,476	465,021
Life Healthcare Group Holdings, Ltd.	226,434	224,637
Momentum Metropolitan Holdings	2,112,792	2,135,764
Motus Holdings, Ltd.	230,132	1,496,974
Mr. Price Group, Ltd.	284,918	2,661,467
MTN Group, Ltd.	902,864	6,754,898
MultiChoice Group	514,859	3,547,580
Murray & Roberts Holdings, Ltd. (b)	619,147	107,346
Naspers, Ltd. Class N	194,434	32,274,330
Nedbank Group, Ltd.	489,498	6,115,632
Netcare, Ltd.	2,503,975	2,133,861
Ninety One, Ltd.	222,224	494,339
Northam Platinum Holdings, Ltd. (b)	81,919	901,181
Old Mutual, Ltd. (c)	3,015,956	1,846,598
OUTsurance Group, Ltd.	1,090,490	2,021,396
PPC, Ltd. (b)	1,808,601	231,722
Redefine Properties, Ltd. REIT	883,775	219,710
Remgro, Ltd.	740,145	5,786,746
Sanlam, Ltd.	1,652,028	4,730,344
Sappi, Ltd. (c)	538,609	1,558,690
Sasol, Ltd.	524,523	8,305,744
Shoprite Holdings, Ltd.	525,115	6,974,786

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sibanye Stillwater, Ltd.	2,521,122	$6,626,187
Standard Bank Group, Ltd.	1,359,674	13,408,152
Steinhoff International Holdings NV (b)(c)	3,205,543	96,082
Sun International, Ltd.	586,563	1,192,431
Telkom SA SOC, Ltd. (b)	499,493	881,268
Thungela Resources, Ltd.	83,611	1,408,635
Tiger Brands, Ltd.	224,364	2,769,376
Truworths International, Ltd.	607,823	1,964,753
Vodacom Group, Ltd.	668,032	4,817,369
Wilson Bayly Holmes-Ovcon, Ltd. (b)	174,333	908,191
Woolworths Holdings, Ltd.	1,262,978	4,930,922
		223,794,782
SWITZERLAND — 0.0% (a)
Mediclinic International PLC	232,158	1,385,853
TAIWAN — 14.8%
Ability Opto-Electronics Technology Co., Ltd. (b)	46,000	104,615
Accton Technology Corp.	291,000	2,220,218
Acer, Inc.	5,430,701	4,161,084
ADATA Technology Co., Ltd.	123,000	228,108
Adimmune Corp. (b)	546,505	633,000
Advanced Ceramic X Corp.	4,000	23,751
Advanced Energy Solution Holding Co., Ltd.	20,000	418,409
Advanced Power Electronics Corp.	28,000	94,744
Advanced Wireless Semiconductor Co.	13,688	30,328
Advancetek Enterprise Co., Ltd.	3,765,456	4,263,404
Advantech Co., Ltd.	98,048	1,055,909
AGV Products Corp.	9,103,415	3,169,187
Airmate Cayman International Co., Ltd. (b)	11,667	6,206
Alchip Technologies, Ltd.	49,000	1,256,267
Alcor Micro Corp.	88,000	85,894
Amazing Microelectronic Corp.	54,000	147,933
Andes Technology Corp.	9,000	145,678
Anpec Electronics Corp.	38,000	142,181
AP Memory Technology Corp.	74,000	397,260
APCB, Inc.	1,816,000	971,944
Applied BioCode Corp. (b)	37,000	37,318
Arcadyan Technology Corp.	37,169	115,732
ASE Technology Holding Co., Ltd.	4,023,787	12,293,068
ASIX Electronics Corp.	21,000	67,642
ASMedia Technology, Inc.	19,000	414,179
ASPEED Technology, Inc.	21,200	1,162,239
Asustek Computer, Inc.	1,006,050	8,788,678
Auden Techno Corp.	24,000	101,902
Audix Corp.	1,433,657	2,388,223
Security Description	Shares	Value
AUO Corp.	919,274	$4,449,286
Bank of Kaohsiung Co., Ltd.	3,964,509	1,605,900
Basso Industry Corp.	3,269,905	4,356,611
Biostar Microtech International Corp.	2,094,384	906,291
Bizlink Holding, Inc.	29,000	223,146
C Sun Manufacturing, Ltd.	1,888,139	2,641,570
Career Technology MFG. Co., Ltd. (b)	102,958	79,055
Carnival Industrial Corp.	1,654,984	767,306
Catcher Technology Co., Ltd.	1,225,673	6,739,397
Cathay Financial Holding Co., Ltd.	9,972,960	12,979,076
Cathay No. 1 REIT	1,787,000	1,051,194
Center Laboratories, Inc.	1,542,478	2,373,777
Chailease Holding Co., Ltd.	1,707,708	12,056,828
Champion Building Materials Co., Ltd.	1,625,700	473,394
Chang Hwa Commercial Bank, Ltd.	11,479,712	6,405,527
Chang Wah Electromaterials, Inc.	74,310	73,257
Charoen Pokphand Enterprise	1,376,329	3,506,257
Chen Full International Co., Ltd. (b)	12,000	14,739
Cheng Loong Corp.	1,747,000	1,554,569
Cheng Shin Rubber Industry Co., Ltd.	485,850	535,873
Chieftek Precision Co., Ltd.	37,510	85,429
China Airlines, Ltd.	3,253,761	2,011,402
China Chemical & Pharmaceutical Co., Ltd.	3,561,000	3,852,329
China Development Financial Holding Corp.	20,443,968	8,380,993
China Steel Chemical Corp.	1,475,757	5,065,555
China Steel Corp.	12,941,298	12,547,402
Chinese Maritime Transport, Ltd.	58,000	78,408
Chipbond Technology Corp.	66,000	123,258
CHO Pharma, Inc. (b)	50,195	223,739
Chong Hong Construction Co., Ltd.	7,717	18,504
Chroma ATE, Inc.	110,000	647,785
Chun Yuan Steel Industry Co., Ltd.	187,000	97,043
Chung Hung Steel Corp.	390,000	339,428
Chung Hwa Pulp Corp.	2,913,589	1,530,948
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	457,169	975,754
Chunghwa Telecom Co., Ltd.	3,612,561	13,281,690
CMC Magnetics Corp. (b)	1,599,736	377,351
Compal Electronics, Inc.	8,424,774	6,318,135
Concraft Holding Co., Ltd. (b)	15,650	7,103

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Coxon Precise Industrial Co., Ltd. (b)	10,000	$3,855
CTBC Financial Holding Co., Ltd.	22,606,708	16,255,088
Cub Elecparts, Inc.	3,300	14,817
Da-Li Development Co., Ltd.	2,161,000	2,081,163
Darfon Electronics Corp.	76,000	93,468
Delta Electronics, Inc.	1,824,463	17,006,675
Dimerco Express Corp.	491,775	1,116,816
E Ink Holdings, Inc.	572,000	2,996,275
E.Sun Financial Holding Co., Ltd.	8,663,040	6,778,680
Eclat Textile Co., Ltd.	71,854	1,158,389
Egis Technology, Inc.	43,000	84,642
EirGenix, Inc. (b)	131,485	526,188
Elan Microelectronics Corp.	9,400	26,302
Elite Advanced Laser Corp.	12,672	15,152
Elite Material Co., Ltd.	13,000	72,327
Elite Semiconductor Microelectronics Technology, Inc.	540,175	1,142,372
eMemory Technology, Inc.	40,000	1,737,405
Energenesis Biomedical Co., Ltd. (b)	17,131	23,828
ENNOSTAR, Inc.	564,590	822,027
Episil Technologies, Inc.	146,978	404,560
Episil-Precision, Inc.	67,580	154,353
Etron Technology, Inc.	233,384	299,936
Eva Airways Corp.	1,979,110	1,812,625
Evergreen International Storage & Transport Corp.	127,000	114,870
Evergreen Marine Corp. Taiwan, Ltd. (b)	1,013,400	5,374,378
Excelliance Mos Corp.	35,000	125,832
Excelsior Medical Co., Ltd.	81,740	179,780
Far Eastern New Century Corp.	7,414,236	7,695,145
Faraday Technology Corp.	109,000	505,360
Feng TAY Enterprise Co., Ltd.	152,985	1,027,847
First Financial Holding Co., Ltd.	4,356,965	3,756,554
First Steamship Co., Ltd. (b)	208,000	59,147
FIT Hon Teng, Ltd. (b)(d)	69,000	18,123
Fitipower Integrated Technology, Inc.	65,332	245,509
Flytech Technology Co., Ltd.	8,854	19,272
FocalTech Systems Co., Ltd.	137,000	261,203
Formosa Chemicals & Fibre Corp.	5,157,224	11,829,458
Formosa Petrochemical Corp.	549,000	1,434,325
Formosa Plastics Corp.	4,741,922	13,391,643
Security Description	Shares	Value
Founding Construction & Development Co., Ltd.	4,161,059	$2,375,969
Foxconn Technology Co., Ltd.	1,883,223	3,180,012
Froch Enterprise Co., Ltd.	117,000	88,315
Fubon Financial Holding Co., Ltd.	8,310,839	15,223,446
Fullerton Technology Co., Ltd.	1,653,000	976,133
Fwusow Industry Co., Ltd.	1,869,830	1,140,678
General Interface Solution Holding, Ltd.	38,000	108,799
GeneReach Biotechnology Corp.	19,251	41,339
Genesys Logic, Inc.	64,000	183,241
Genius Electronic Optical Co., Ltd.	22,665	247,405
Giant Manufacturing Co., Ltd.	87,358	569,871
Gigastorage Corp. (b)	170,894	102,307
Global Unichip Corp.	36,000	750,793
Globalwafers Co., Ltd. (b)	133,000	1,849,897
Golden Biotechnology Corp. (b)	91,182	178,297
Gongwin Biopharm Holdings Co., Ltd. (b)	4,621	48,036
Grape King Bio, Ltd.	73,664	402,647
Great Wall Enterprise Co., Ltd.	1,920,216	2,845,759
Hai Kwang Enterprise Corp.	78,000	55,831
HannStar Display Corp.	1,892,500	686,547
Himax Technologies, Inc. ADR (c)	106,011	658,328
Hiwin Technologies Corp.	64,488	382,914
Hocheng Corp.	4,028,348	2,424,702
Holy Stone Enterprise Co., Ltd.	57,000	168,763
Hon Hai Precision Industry Co., Ltd.	11,278,067	36,657,250
Hong TAI Electric Industrial	3,483,000	1,841,478
Hota Industrial Manufacturing Co., Ltd.	10,279	22,407
Hotai Motor Co., Ltd.	164,433	3,145,763
Hsin Kuang Steel Co., Ltd.	63,000	87,934
HTC Corp. (b)	1,206,439	2,186,353
HUA ENG Wire & Cable Co., Ltd.	301,000	134,167
Hua Nan Financial Holdings Co., Ltd.	15,096,566	11,026,920
Hung Sheng Construction, Ltd.	1,482,032	1,092,158
Ibase Technology, Inc.	1,168,222	2,938,087
Innolux Corp.	7,164,902	2,575,919
International Games System Co., Ltd.	36,000	507,752
Iron Force Industrial Co., Ltd.	6,000	14,173

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Janfusun Fancyworld Corp. (b)	724,112	$69,265
Jentech Precision Industrial Co., Ltd.	38,099	466,701
JMicron Technology Corp. (b)	20,958	45,004
Kaimei Electronic Corp.	38,640	67,259
KEE TAI Properties Co., Ltd.	1,814,000	746,599
Kenda Rubber Industrial Co., Ltd.	4,956	4,886
Kerry TJ Logistics Co., Ltd.	1,644,373	2,022,329
Kindom Development Co., Ltd.	1,882,900	1,788,833
Kinsus Interconnect Technology Corp.	133,000	452,197
Kung Long Batteries Industrial Co., Ltd.	9,000	40,116
Kuo Yang Construction Co., Ltd. (b)	1,261,734	736,872
Kwong Fong Industries Corp.	55,776	18,419
Land Mark Optoelectronics Corp.	14,600	50,352
Largan Precision Co., Ltd.	49,000	3,252,265
Laser Tek Taiwan Co., Ltd.	84,550	70,148
Leadtrend Technology Corp.	23,540	40,669
Leatec Fine Ceramics Co., Ltd. (b)	139,000	73,038
Leofoo Development Co., Ltd. (b)	1,813,154	985,169
Li Cheng Enterprise Co., Ltd. (b)	11,362	9,944
Lin BioScience, Inc. (b)	32,144	181,974
Lite-On Technology Corp.	3,344,014	6,941,423
Long Bon International Co., Ltd. (b)	9,020	4,930
Longchen Paper & Packaging Co., Ltd.	3,896,467	2,072,757
Lotes Co., Ltd.	31,000	833,108
Lotus Pharmaceutical Co., Ltd. (b)	27,000	216,102
M31 Technology Corp.	23,000	341,982
Machvision, Inc.	15,597	66,223
Macroblock, Inc.	30,000	97,607
Macronix International Co., Ltd.	520,221	571,244
Makalot Industrial Co., Ltd.	4,671	35,410
MediaTek, Inc.	1,525,969	31,030,262
Medigen Biotechnology Corp. (b)	114,248	124,896
Medigen Vaccine Biologics Corp. (b)	161,886	366,061
Mega Financial Holding Co., Ltd.	11,143,041	11,003,279
Merida Industry Co., Ltd.	19,100	103,779
Merry Electronics Co., Ltd.	13,860	35,940
Security Description	Shares	Value
Microbio Co., Ltd.	192,580	$389,728
Micro-Star International Co., Ltd.	125,000	486,002
momo.com, Inc.	55,720	1,163,874
Mosel Vitelic, Inc.	759	916
Motech Industries, Inc.	130,796	121,283
MPI Corp.	52,000	190,334
Namchow Holdings Co., Ltd.	1,809,000	2,677,994
Nan Ya Plastics Corp.	6,389,128	14,759,093
Nan Ya Printed Circuit Board Corp.	95,000	701,632
Nantex Industry Co., Ltd.	64,000	77,149
Nanya Technology Corp.	1,330,982	2,217,185
National Petroleum Co., Ltd.	1,672,241	2,801,985
New Era Electronics Co., Ltd. (b)	70,000	35,984
Newmax Technology Co., Ltd. (b)	75,654	68,551
Nexcom International Co., Ltd.	1,827,638	1,947,427
Novatek Microelectronics Corp.	562,904	5,778,211
Nuvoton Technology Corp.	113,000	422,801
OBI Pharma, Inc. (b)	55,271	124,261
Oneness Biotech Co., Ltd. (b)	137,000	1,094,288
Pacific Hospital Supply Co., Ltd.	74,782	183,698
Pan Jit International, Inc.	136,900	257,894
PChome Online, Inc.	3,519	6,091
Pegatron Corp.	1,811,686	3,742,970
PharmaEngine, Inc.	13,000	52,870
PharmaEssentia Corp. (b)	178,518	2,770,512
Pharmally International Holding Co., Ltd. (b)(e)	23,076	—
Phihong Technology Co., Ltd. (b)	84,000	107,817
Phytohealth Corp. (b)	10,540	6,550
Pihsiang Machinery Manufacturing Co., Ltd. (e)	51,000	—
Polaris Group/Tw (b)	262,569	757,751
Pou Chen Corp.	6,400,674	7,122,157
Powerchip Semiconductor Manufacturing Corp.	1,749,519	1,812,958
Powertech Technology, Inc.	1,823,285	4,698,286
Poya International Co., Ltd.	16,000	258,984
President Chain Store Corp.	194,000	1,716,842
Princeton Technology Corp. (b)	130,000	125,197
Prolific Technology, Inc. (b)	126,000	83,630
Promate Electronic Co., Ltd.	1,813,000	2,238,563
Promos Technologies, Inc. (e)	257	—

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Prosperity Dielectrics Co., Ltd.	52,000	$57,692
Quanta Computer, Inc.	3,836,975	9,025,827
Quintain Steel Co., Ltd.	121,900	54,930
Radiant Opto-Electronics Corp.	51,000	174,228
RDC Semiconductor Co., Ltd. (b)	42,000	246,653
Realtek Semiconductor Corp.	287,000	2,623,904
Ritek Corp. (b)	173,938	43,066
Ruentex Development Co., Ltd.	463,500	652,222
Sampo Corp.	3,241,479	2,794,788
SDI Corp.	83,000	260,324
Senhwa Biosciences, Inc. (b)	54,000	101,902
Sensortek Technology Corp.	4,000	27,785
Sesoda Corp.	1,047,174	1,366,227
Shanghai Commercial & Savings Bank, Ltd.	2,251,068	3,226,222
Shih Wei Navigation Co., Ltd.	1,208,655	987,042
Shin Kong Financial Holding Co., Ltd.	9,652,341	2,754,178
Silicon Motion Technology Corp. ADR	25,557	1,660,949
Simplo Technology Co., Ltd.	3,000	27,818
Sinbon Electronics Co., Ltd.	131,710	1,178,450
Sincere Navigation Corp.	176,000	114,526
Sino-American Silicon Products, Inc.	191,000	866,897
Sinon Corp.	2,178,000	2,582,945
SinoPac Financial Holdings Co., Ltd.	18,469,264	10,065,240
Sinphar Pharmaceutical Co., Ltd. (b)	1,175,471	1,267,813
Sitronix Technology Corp.	46,000	265,654
Solar Applied Materials Technology Corp.	1,819,736	1,897,563
Stark Technology, Inc.	1,478,747	4,132,823
Supreme Electronics Co., Ltd.	4,387,720	5,110,715
T3EX Global Holdings Corp.	36,000	89,018
TA Chen Stainless Pipe	1,444,562	1,992,791
Ta Ya Electric Wire & Cable	4,250,092	2,807,075
TA-I Technology Co., Ltd.	60,000	82,868
TaiMed Biologics, Inc. (b)	80,000	184,022
Taimide Tech, Inc.	61,950	64,499
Tainan Enterprises Co., Ltd. (b)	1,520,589	1,033,994
Tainan Spinning Co., Ltd.	127,000	69,418
Tainergy Tech Co., Ltd. (b)	85,000	76,882
Taishin Financial Holding Co., Ltd.	17,890,237	8,789,269
Taisun Enterprise Co., Ltd.	3,124,284	3,308,729
Security Description	Shares	Value
Taiwan Cement Corp.	7,855,662	$8,600,577
Taiwan Chinsan Electronic Industrial Co., Ltd.	82,382	94,750
Taiwan Cogeneration Corp.	1,750,000	1,847,619
Taiwan Cooperative Financial Holding Co., Ltd.	4,148,848	3,509,624
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,909
Taiwan FU Hsing Industrial Co., Ltd.	1,727,000	2,303,753
Taiwan Glass Industry Corp.	314,000	217,094
Taiwan IC Packaging Corp.	112,000	40,266
Taiwan Land Development Corp. (b)(e)	3,962,750	—
Taiwan Mask Corp.	65,000	179,125
Taiwan Mobile Co., Ltd.	499,000	1,537,483
Taiwan Navigation Co., Ltd.	190,000	166,290
Taiwan Paiho, Ltd.	1,650,433	3,050,043
Taiwan Sakura Corp.	1,837,726	3,713,061
Taiwan Semiconductor Co., Ltd.	82,000	197,960
Taiwan Semiconductor Manufacturing Co., Ltd.	16,193,912	236,305,560
Taiwan Surface Mounting Technology Corp.	62,000	179,532
Taiwan TEA Corp. (b)	3,565,913	2,465,411
Taiwan Union Technology Corp.	260,612	435,830
Taiyen Biotech Co., Ltd.	1,803,500	1,904,104
Tanvex BioPharma, Inc. (b)	145,150	165,762
TCI Co., Ltd.	28,724	159,809
Tong Hsing Electronic Industries, Ltd.	10,800	67,115
TPK Holding Co., Ltd.	8,000	7,665
Transasia Airways Corp. (e)	361,784	—
Tripod Technology Corp.	1,490,079	4,557,187
TrueLight Corp. (b)	9,100	6,247
TSEC Corp. (b)	25,241	28,374
Tul Corp.	48,000	108,070
Tung Thih Electronic Co., Ltd.	23,000	101,772
Tycoons Group Enterprise (b)	218,000	59,012
U-Ming Marine Transport Corp.	259,000	409,539
Unimicron Technology Corp.	1,173,000	4,579,721
Uni-President Enterprises Corp.	3,852,993	8,348,956
United Microelectronics Corp. ADR (b)(c)	2,380,757	15,546,343
United Renewable Energy Co., Ltd. (b)	120,544	80,989
Unity Opto Technology Co., Ltd. (e)	12,759	—
UPI Semiconductor Corp.	18,156	140,000

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Vanguard International Semiconductor Corp.	524,000	$1,321,273
Ve Wong Corp.	1,430,340	1,624,144
VIA Labs, Inc.	8,000	47,112
Via Technologies, Inc.	91,000	199,258
VisEra Technologies Co., Ltd.	14,474	91,123
Visual Photonics Epitaxy Co., Ltd.	310,151	696,277
Voltronic Power Technology Corp.	45,000	2,262,042
Wafer Works Corp.	226,106	300,146
Walsin Lihwa Corp.	1,603,327	2,462,203
Walsin Technology Corp.	100,000	257,032
Wan Hai Lines, Ltd.	913,450	2,380,548
WEI Chih Steel Industrial Co., Ltd.	76,000	68,370
Wei Chuan Foods Corp.	1,737,000	1,076,600
Wei Mon Industry Co., Ltd. (e)	240,450	—
Weikeng Industrial Co., Ltd.	1,884,199	1,612,287
Weltrend Semiconductor	54,000	72,561
Win Semiconductors Corp.	161,000	715,020
Winbond Electronics Corp.	1,763,670	1,124,691
WinWay Technology Co., Ltd.	5,025	68,340
Wisdom Marine Lines Co., Ltd.	279,000	557,355
Wistron Corp.	5,424,476	5,188,775
Wiwynn Corp.	28,733	745,073
XinTec, Inc.	36,000	112,795
Yageo Corp.	192,694	2,827,512
Yang Ming Marine Transport Corp.	1,607,000	3,424,656
Yieh Phui Enterprise Co., Ltd.	1,298,750	676,091
Yieh United Steel Corp. (b)	374,653	99,345
Young Optics, Inc. (b)	43,000	106,047
Yuanta Financial Holding Co., Ltd.	5,483,362	3,871,385
Yulon Finance Corp.	15,689	79,375
Zeng Hsing Industrial Co., Ltd.	75,579	292,623
Zenitron Corp.	3,640,000	3,428,544
Zhen Ding Technology Holding, Ltd.	39,000	133,234
		898,384,036
TANZANIA, UNITED REPUBLIC OF — 0.1%
AngloGold Ashanti, Ltd.	427,853	8,278,698
THAILAND — 2.6%
Advanced Info Service PCL (c)	1,739,242	9,792,181
Airports of Thailand PCL (b)	4,826,900	10,452,360
Asiasoft Corp. PCL (c)	401,800	201,857
Asset World Corp. PCL	608,200	110,630
B Grimm Power PCL	323,300	371,046
Security Description	Shares	Value
Bangkok Commercial Asset Management PCL	197,586	$90,136
Bangkok Dusit Medical Services PCL Class F	1,449,100	1,213,336
Bangkok Expressway & Metro PCL	29,860,443	8,449,035
Bangkok Land PCL	19,699,800	591,534
Bank of Ayudhya PCL	711,600	631,780
Banpu PCL	9,648,098	3,816,340
Beauty Community PCL (b)	1,462,400	58,690
BEC World PCL	729,000	212,586
Berli Jucker PCL	125,300	127,525
Beyond Securities PCL (b)	1,580,700	606,996
BTS Group Holdings PCL	910,000	220,702
Bumrungrad Hospital PCL	183,400	1,122,587
Cal-Comp Electronics Thailand PCL Class F	1,778,150	119,108
Central Pattana PCL	1,455,200	2,983,086
Central Plaza Hotel PCL (b)	1,090,100	1,581,566
Central Retail Corp. PCL	1,437,100	1,919,038
CH Karnchang PCL	182,148	127,795
Charoen Pokphand Foods PCL	546,000	390,957
CP ALL PCL (c)	5,011,100	9,874,623
CPN Retail Growth Leasehold REIT	350,200	197,168
Delta Electronics Thailand PCL	380,100	9,108,792
Ditto Thailand PCL	182,000	312,661
Electricity Generating PCL	942,573	4,694,495
Energy Absolute PCL	2,049,200	5,739,062
Forth Corp. PCL	351,800	327,575
Forth Smart Service PCL	511,600	190,548
Global Power Synergy PCL Class F	238,400	502,474
Gulf Energy Development PCL	3,479,820	5,551,034
Hana Microelectronics PCL	173,200	257,537
Indorama Ventures PCL	870,600	1,024,309
IRPC PCL (c)	22,832,558	1,990,886
Jasmine International PCL (b)(c)	7,565,841	480,579
Jasmine Technology Solution PCL (b)	206,600	262,463
JMT Network Services PCL Class F	26,600	52,993
Kasikornbank PCL	1,634,700	6,961,693
KCE Electronics PCL	43,900	58,939
Krung Thai Bank PCL	1,270,400	649,230
Land & Houses PCL	1,989,300	568,618
Lotus's Retail Growth Freehold & Leasehold Property Fund	2,372,766	870,048
Minor International PCL (b)	955,418	889,627
Muangthai Capital PCL	332,300	364,585
Nex Point Parts PCL (b)	422,800	223,394
Precious Shipping PCL	594,700	276,445

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pruksa Holding PCL	728,500	$277,644
PSG Corp. PCL (b)	11,922,400	447,499
PTT Exploration & Production PCL	2,081,351	10,606,567
PTT Global Chemical PCL	736,100	1,004,207
PTT PCL	10,495,860	10,076,147
Quality Houses PCL	6,742,683	447,760
Rabbit Holdings PLC Class F (b)	2,339,950	89,180
Ramkhamhaeng Hospital PCL Class F	330,900	513,523
Regional Container Lines PCL	142,500	126,516
Sabuy Technology PCL	522,400	170,438
Sansiri PCL	7,017,233	356,585
SCB X PCL	1,826,714	5,643,378
Seven Utilities and Power PLC (b)	2,779,200	48,948
Siam Cement PCL	727,827	7,186,858
Siam Makro PCL	51,700	59,708
Singer Thailand PCL	176,600	146,593
Sri Trang Agro-Industry PCL	529,200	322,394
Sri Trang Gloves Thailand PCL	1,388,700	400,953
Srisawad Corp. PCL	376,500	529,937
Tata Steel Thailand PCL	2,659,400	85,230
Thai Airways International PCL (b)(e)	1,250,900	59,954
Thai Beverage PCL	10,998,400	5,617,286
Thai Oil PCL	2,459,142	3,993,843
Thaicom PCL	1,093,000	454,430
Tisco Financial Group PCL (c)	2,131,880	6,109,112
TMBThanachart Bank PCL	107,013,949	4,356,566
Total Access Communication PCL	171,100	230,949
True Corp. PCL	12,980,910	1,813,992
TTCL PCL (b)	184,200	24,039
VGI PCL	347,280	44,118
Xspring Capital PCL (b)	4,477,500	199,086
		158,064,089
TURKEY — 1.0%
Akbank T.A.S.	3,473,342	3,627,438
Anadolu Efes Biracilik Ve Malt Sanayii A/S	607,771	2,199,657
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	16,420	202,975
Aselsan Elektronik Sanayi Ve Ticaret A/S	336,941	1,118,667
Aydem Yenilenebilir Enerji A/S Class A (b)	173,645	245,447
Bera Holding A/S	443,723	713,484
BIM Birlesik Magazalar A/S	358,523	2,621,961
Biotrend Cevre VE Enerji Yatirimlari A/S (b)	296,937	300,593
Security Description	Shares	Value
Can2 Termik A/S (b)	70,126	$485,501
Coca-Cola Icecek A/S	12,747	139,186
D-MARKET Elektronik Hizmetler ve Ticaret A/S ADR (b)(c)	411,566	271,634
Dogan Sirketler Grubu Holding A/S	4,140,599	2,340,209
EGE Endustri VE Ticaret A/S	166	54,918
Enka Insaat ve Sanayi A/S	471,045	833,913
Eregli Demir ve Celik Fabrikalari TAS	2,065,968	4,553,639
Esenboga Elektrik Uretim A/S	26,775	112,567
Ford Otomotiv Sanayi A/S	120,347	3,371,992
Gubre Fabrikalari TAS (b)	47,012	663,761
Haci Omer Sabanci Holding A/S	1,513,551	3,644,909
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)	332,208	188,824
Isbir Holding A/S	36,430	179,041
Izmir Demir Celik Sanayi A/S (b)	365,865	111,013
Kizilbuk Gayrimenkul Yatirim Ortakligi A/S (b)	108,547	165,260
KOC Holding A/S	1,847,861	8,262,291
Logo Yazilim Sanayi Ve Ticaret A/S	59,566	221,946
Migros Ticaret A/S (b)	23,676	185,290
MLP Saglik Hizmetleri A/S (b)(d)	99,243	478,203
Nuh Cimento Sanayi A/S	10,268	64,890
Otokar Otomotiv Ve Savunma Sanayi A/S	1,577	87,445
Oyak Yatirim Menkul Degerler A/S	159,665	328,380
Penta Teknoloji Urunleri Dagitim Ticaret A/S (b)	99,218	281,973
RTA Laboratuarlari Biyolojik Urunleri Ilac Sanayi Ve Ticaret A/S (b)	100,585	69,799
Sasa Polyester Sanayi A/S (b)	72,908	428,424
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	123,886	268,030
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (b)	438,101	82,146
Sok Marketler Ticaret AS (b)	21,070	31,471
Tofas Turk Otomobil Fabrikasi A/S	17,084	151,223
Turk Hava Yollari AO (b)	745,224	5,609,234
Turk Telekomunikasyon A/S	30,449	39,949
Turkcell Iletisim Hizmetleri A/S	1,304,512	2,639,756
Turkiye Garanti Bankasi A/S	670,490	1,075,965

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Turkiye Halk Bankasi A/S (b)	289,054	$205,215
Turkiye Is Bankasi A/S Class C	5,429,111	3,703,611
Turkiye Petrol Rafinerileri AS (b)	173,353	4,907,169
Turkiye Sigorta A/S	215,455	144,101
Turkiye Sinai Kalkinma Bankasi A/S (b)	637,448	148,810
Turkiye Vakiflar Bankasi TAO Class D (b)	493,165	313,242
Ulker Biskuvi Sanayi A/S (b)	774,713	1,809,367
Yapi ve Kredi Bankasi A/S	3,514,622	2,217,350
		61,901,869
UNITED ARAB EMIRATES — 1.5%
Abu Dhabi Commercial Bank PJSC	3,115,317	7,634,230
Abu Dhabi Financial Group (b)	6,204,861	712,960
Abu Dhabi Islamic Bank PJSC	807,603	2,003,257
Abu Dhabi National Oil Co. for Distribution PJSC	2,202,893	2,645,163
Abu Dhabi Ports Co. PJSC (b)	513,529	802,597
ADNOC Drilling Co. PJSC	1,317,226	1,068,801
Agthia Group PJSC	88,393	95,790
Air Arabia PJSC	5,904,890	3,456,772
Ajman Bank PJSC (b)	2,314,060	743,493
AL Seer Marine Supplies & Equipment Co. LLC (b)	90,190	231,329
Al Waha Capital PJSC	1,143,634	423,493
Aldar Properties PJSC	4,953,809	5,975,351
Apex Investment Co. PSC (b)	377,243	359,509
Arabtec Holding PJSC (b)(e)	504,845	—
Bank of Sharjah (b)	1,351,495	176,635
Depa, Ltd. (b)	1,671,656	127,446
Deyaar Development PJSC (b)	2,864,812	395,480
Dubai Electricity & Water Authority PJSC	1,712,068	1,081,507
Dubai Financial Market PJSC	2,404,020	988,406
Dubai Investments PJSC	2,039,333	1,204,948
Dubai Islamic Bank PJSC	272,749	423,310
Emaar Properties PJSC	4,758,066	7,591,866
Emirates NBD Bank PJSC	1,709,020	6,049,381
Emirates Telecommunications Group Co. PJSC	2,765,073	17,210,888
Eshraq Investments PJSC (b)	3,631,491	483,520
Fertiglobe PLC	954,298	1,099,119
First Abu Dhabi Bank PJSC	3,890,088	18,112,400
Ghitha Holding PJSC (b)	32,990	655,731
Security Description	Shares	Value
Gulf General Investment Co. (b)(e)	638,957	$—
Gulf Pharmaceutical Industries PSC (b)	82,008	25,902
Invest bank PSC (b)(e)	76,929	4,713
Multiply Group PJSC (b)	1,231,262	1,555,568
National Central Cooling Co. PJSC	2,807,525	2,262,746
National Marine Dredging Co. (b)	188,041	1,253,385
Network International Holdings PLC (b)(d)	237,109	849,951
Orascom Construction PLC (f)	5,642	22,512
Orascom Construction PLC (f)	30,550	118,411
Orascom Construction PLC	50	199
Q Holding PJSC (b)	1,783,377	1,942,333
RAK Properties PJSC (b)	4,590,192	849,885
Ras Al Khaimah Ceramics	278,571	214,656
Union Properties PJSC (b)	2,240,993	168,411
		91,022,054
UNITED STATES — 0.2%
CBAK Energy Technology, Inc. (b)(c)	150,054	148,553
HUUUGE, Inc. (b)(d)	73,188	363,750
Ideanomics, Inc. (b)(c)	748,369	122,733
IntelliEPI, Inc.	256,000	436,446
JBS SA	695,903	2,898,415
JS Global Lifestyle Co., Ltd. (c)(d)	846,500	951,166
Legend Biotech Corp. ADR (b)	83,072	4,146,954
Newegg Commerce, Inc. (b)	119,453	156,483
Parade Technologies, Ltd.	41,000	1,031,153
Seanergy Maritime Holdings Corp. (c)	113,699	56,338
Titan Cement International SA (b)	44,160	568,385
United Maritime Corp.	814	3,582
		10,883,958
TOTAL COMMON STOCKS (Cost $6,512,042,071)		6,065,538,634

PREFERRED STOCKS — 0.0% (a)
MALAYSIA — 0.0% (a)
SP Setia Bhd Group, 5.43% (g)	240,036	18,800

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PHILIPPINES — 0.0% (a)
Cebu Air, Inc. , 6.00% 3/29/27 6.00% (b)	878,768	$607,107
TOTAL PREFERRED STOCKS (Cost $706,782)		625,907
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
Desktop - Sigmanet Comunicacao Multimidia S.A (expiring 01/23/23) (b)	25,973	492
Localiza Rent a Car SA (expiring 01/31/23) (b)	2,264	4,613
Restoque Comercio e Confeccoes de Roupas SA (expiring 01/20/23) (b)	619	24
		5,129
HONG KONG — 0.0% (a)
Tibet Water Resources, Ltd. (expiring 01/09/23) (b)	22,333	57
THAILAND — 0.0% (a)
Singer Thailand PCL (b)	1,396	43
TOTAL RIGHTS (Cost $0)		5,229
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Comfort Gloves Bhd (expiring 06/26/26) (b)	75,600	1,373
Frontken Corp. Bhd (expiring 05/03/26) (b)	348,950	21,785
GDEX Bhd, (expiring 01/04/28) (b)	160,612	1,823
Hong Seng Consolidated Bhd (expiring 10/03/24) (b)	508,266	4,038
Malaysian Resources Corp. Bhd (expiring 10/29/27) (b)	179,301	2,646
SKP Resources Bhd (expiring 04/25/26) (b)	108,980	2,474
VS Industry Bhd (expiring 06/14/24) (b)	975,140	22,137
		56,276
THAILAND — 0.0% (a)
Banpu PCL (expiring 09/30/23) (b)	1,517,819	219,116
Srisawad Corp. PCL (expiring 8/29/25) (b)	9,740	928
Security Description	Shares	Value
VGI PCL (expiring 05/23/27) (b)	70,080	$486
		220,530
TOTAL WARRANTS (Cost $0)		276,806
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (h)(i)	6,622,784	6,622,785
State Street Navigator Securities Lending Portfolio II (j)(k)	239,415,710	239,415,710
TOTAL SHORT-TERM INVESTMENTS (Cost $246,038,494)		246,038,495
TOTAL INVESTMENTS — 103.7% (Cost $6,758,787,347)		6,312,485,071
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.7)%		(224,256,982)
NET ASSETS — 100.0%		$6,088,228,089
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 6.2% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $1,183,892, representing 0.03% of the Fund's net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of December 31, 2022. Maturity date shown is the final maturity.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO EMERGING MARKETS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	690	03/17/2023	$34,016,195	$33,099,300	$(916,895)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$5,844,637,556	$219,717,186	$1,183,892	$6,065,538,634
Preferred Stocks	625,907	—	—	625,907
Rights	5,186	43	—	5,229
Warrants	276,806	—	—	276,806
Short-Term Investments	246,038,495	—	—	246,038,495
TOTAL INVESTMENTS	$6,091,583,950	$219,717,229	$1,183,892	$6,312,485,071
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(916,895)	—	—	(916,895)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(916,895)	$—	$—	$(916,895)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	22.8%
Information Technology	14.2
Consumer Discretionary	14.0
Materials	9.5
Communication Services	8.7
Industrials	7.8
Consumer Staples	6.8
Energy	5.0
Health Care	4.9
Utilities	3.3
Real Estate	2.7
Short-Term Investments	4.0
Liabilities in Excess of Other Assets	(3.7)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	32,435,146	$32,435,146	$280,856,636	$306,668,997	$—	$—	6,622,785	$6,622,785	$441,266
State Street Navigator Securities Lending Portfolio II	102,169,296	102,169,296	481,440,465	344,194,051	—	—	239,415,710	239,415,710	575,222
Total		$134,604,442	$762,297,101	$650,863,048	$—	$—		$246,038,495	$1,016,488
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
BRAZIL — 10.3%
Alupar Investimento SA	254,390	$1,360,665
Banco Bradesco SA Preference Shares	1,774,181	5,090,931
Banco do Brasil SA	871,989	5,735,911
Cia de Saneamento do Parana	349,259	1,194,681
Neoenergia SA	454,491	1,329,966
SLC Agricola SA	524,326	4,658,579
		19,370,733
CHINA — 32.0%
Agricultural Bank of China, Ltd. Class H	15,399,000	5,287,583
Bank of China, Ltd. Class H	14,454,000	5,259,401
Bank of Communications Co., Ltd. Class H	7,324,000	4,213,321
CGN Power Co., Ltd. Class H (a)	8,101,000	1,930,552
China Cinda Asset Management Co., Ltd. Class H	7,619,000	1,054,269
China CITIC Bank Corp., Ltd. Class H	7,584,000	3,362,051
China Construction Bank Corp. Class H	8,212,000	5,145,027
China Everbright Environment Group, Ltd.	2,903,000	1,298,083
China Petroleum & Chemical Corp. Class H	5,440,000	2,627,666
China Resources Land, Ltd.	1,288,000	5,899,589
Chongqing Rural Commercial Bank Co., Ltd. Class H	1,400,000	478,927
CITIC Securities Co., Ltd. Class H	1,874,950	3,790,762
CITIC, Ltd.	3,031,000	3,199,949
Far East Horizon, Ltd. (b)	1,108,000	865,963
Genertec Universal Medical Group Co., Ltd. (a)	476,500	289,382
Guangdong Investment, Ltd. (b)	2,258,000	2,311,536
Industrial & Commercial Bank of China, Ltd. Class H	8,674,000	4,467,611
Jiangsu Expressway Co., Ltd. Class H	728,000	665,044
PetroChina Co., Ltd. Class H	5,080,000	2,323,602
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,290,000	2,145,331
Shenzhen Expressway Corp., Ltd. Class H	578,000	498,394
Shimao Group Holdings, Ltd. (b)(c)(d)	13,993,500	1,981,155
Yuexiu Property Co., Ltd.	937,800	1,135,460
		60,230,658
KUWAIT — 1.2%
Mobile Telecommunications Co. KSCP	1,223,523	2,250,755
Security Description	Shares	Value
MALAYSIA — 2.8%
Kuala Lumpur Kepong Bhd	450,000	$2,284,222
MISC Bhd	892,100	1,518,899
Sime Darby Bhd	1,726,900	901,673
Westports Holdings Bhd	719,700	620,854
		5,325,648
MEXICO — 1.6%
Bolsa Mexicana de Valores SAB de CV	249,774	482,187
Megacable Holdings SAB de CV (b)	449,102	1,193,319
Orbia Advance Corp. SAB de CV	780,459	1,381,715
		3,057,221
PHILIPPINES — 0.8%
Globe Telecom, Inc.	17,815	696,904
PLDT, Inc.	33,300	786,974
		1,483,878
POLAND — 0.3%
Cyfrowy Polsat SA	144,451	579,945
QATAR — 0.3%
Qatar Electricity & Water Co. QSC	112,072	544,704
RUSSIA — 0.0% (e)
Federal Grid Co. (c)(d)	767,865,898	—
Inter RAO UES PJSC (c)(d)	110,161,174	—
Magnit PJSC (c)(d)	138,660	—
Unipro PJSC (c)(d)	23,862,428	—
		—
SAUDI ARABIA — 0.8%
Arabian Cement Co.	70,393	628,442
Saudi Cement Co.	58,303	791,233
		1,419,675
SOUTH AFRICA — 4.6%
AECI, Ltd.	44,381	228,491
AVI, Ltd.	181,549	802,486
Coronation Fund Managers, Ltd.	313,528	566,064
Equites Property Fund, Ltd. REIT	291,125	288,131
JSE, Ltd.	53,643	341,972
Sanlam, Ltd.	1,201,872	3,441,387
Vodacom Group, Ltd.	400,657	2,889,252
		8,557,783
TAIWAN — 38.0%
Acer, Inc.	6,470,000	4,957,411
ASE Technology Holding Co., Ltd.	2,302,000	7,032,838
Asia Cement Corp.	1,300,000	1,734,151
Chicony Electronics Co., Ltd.	521,000	1,462,878
ChipMOS Technologies, Inc.	1,453,000	1,583,690
Cleanaway Co., Ltd.	78,000	456,801

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Compal Electronics, Inc.	4,381,000	$3,285,518
Elan Microelectronics Corp.	394,000	1,102,438
Eternal Materials Co., Ltd.	780,150	793,209
Farglory Land Development Co., Ltd.	216,000	399,174
General Interface Solution Holding, Ltd.	296,000	847,489
Getac Holdings Corp.	384,000	551,597
Global Mixed Mode Technology, Inc.	224,000	1,038,538
Great Wall Enterprise Co., Ltd.	494,900	733,442
Huaku Development Co., Ltd.	179,000	518,326
Inventec Corp.	2,057,000	1,756,804
ITEQ Corp.	522,000	1,233,011
King Yuan Electronics Co., Ltd.	1,523,000	1,793,776
Lite-On Technology Corp.	1,538,000	3,192,543
Pegatron Corp.	1,834,000	3,789,071
Powertech Technology, Inc.	516,000	1,329,642
Quanta Computer, Inc.	1,685,000	3,963,674
Radiant Opto-Electronics Corp.	575,000	1,964,341
Simplo Technology Co., Ltd.	116,000	1,075,629
Sporton International, Inc.	61,000	415,790
Standard Foods Corp.	274,000	355,254
Sunny Friend Environmental Technology Co., Ltd.	61,000	343,349
Supreme Electronics Co., Ltd.	799,000	930,657
Synnex Technology International Corp.	2,305,000	4,439,687
Taiwan Hon Chuan Enterprise Co., Ltd.	201,000	568,951
Taiwan PCB Techvest Co., Ltd.	755,000	889,232
Taiwan Union Technology Corp.	753,000	1,259,267
Teco Electric and Machinery Co., Ltd.	923,000	827,338
Topco Scientific Co., Ltd.	142,000	757,691
Tripod Technology Corp.	366,000	1,119,357
Visual Photonics Epitaxy Co., Ltd.	946,000	2,123,733
Wah Lee Industrial Corp.	193,000	526,212
Wistron Corp.	2,116,000	2,024,057
WPG Holdings, Ltd.	1,447,000	2,264,505
WT Microelectronics Co., Ltd.	1,477,000	2,936,171
Zhen Ding Technology Holding, Ltd.	934,000	3,190,773
		71,568,015
THAILAND — 4.7%
Ratch Group PCL NVDR	875,900	1,081,124
Ratch Group PCL	476,600	588,267
Siam Cement PCL NVDR	553,700	5,467,458
Supalai PCL NVDR	2,152,800	1,510,410
Thai Vegetable Oil PCL NVDR	341,760	281,223
		8,928,482
Security Description	Shares	Value
UNITED ARAB EMIRATES — 2.2%
Abu Dhabi National Oil Co. for Distribution PJSC	3,434,493	$4,124,029
TOTAL COMMON STOCKS (Cost $230,539,322)		187,441,526

SHORT-TERM INVESTMENTS — 1.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	466,995	467,088
State Street Navigator Securities Lending Portfolio II (h)(i)	3,095,723	3,095,723
TOTAL SHORT-TERM INVESTMENTS (Cost $3,562,730)		3,562,811
TOTAL INVESTMENTS — 101.5% (Cost $234,102,052)		191,004,337
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(2,911,745)
NET ASSETS — 100.0%		$188,092,592
(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $1,981,155, representing 1.00% of the Fund's net assets.
(d)	Non-income producing security.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	23	03/17/2023	$1,133,660	$1,103,310	$(30,350)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$184,872,104	$588,267	$1,981,155	$187,441,526
Short-Term Investments	3,562,811	—	—	3,562,811
TOTAL INVESTMENTS	$188,434,915	$588,267	$1,981,155	$191,004,337
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(30,350)	—	—	(30,350)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(30,350)	$—	$—	$(30,350)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	34.3%
Financials	26.5
Real Estate	6.2
Materials	6.2
Industrials	5.7
Utilities	5.5
Consumer Staples	4.8
Communication Services	4.5
Energy	2.6
Consumer Discretionary	2.2
Health Care	1.1
Short-Term Investments	1.9
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$1,979,733	$1,512,729	$4	$81	466,995	$467,088	$3,602
State Street Navigator Securities Lending Portfolio II	—	—	7,940,701	4,844,978	—	—	3,095,723	3,095,723	23,451
Total		$—	$9,920,434	$6,357,707	$4	$81		$3,562,811	$27,053
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.5%
4DS Memory, Ltd. (a)(b)	5,222,850	$127,508
88 Energy, Ltd. (a)(b)	28,494,525	212,559
Abacus Property Group REIT	238,514	425,398
Actinogen Medical, Ltd. (a)	21,395,799	1,450,956
AGL Energy, Ltd.	475,165	2,600,422
Allkem, Ltd. (a)	524,669	3,999,240
ALS, Ltd.	324,784	2,693,685
Altium, Ltd.	76,723	1,825,202
Alumina, Ltd.	4,542,659	4,682,518
AMP, Ltd. (a)(b)	2,491,135	2,221,513
Ampol, Ltd.	180,424	3,460,186
Andromeda Metals, Ltd. (a)	2,867,955	85,576
Ansell, Ltd.	314,484	6,022,669
Anteotech, Ltd. (a)(b)	11,211,163	433,362
ANZ Group Holdings, Ltd.	1,654,473	26,546,068
APA Group Stapled Security	1,238,612	9,038,021
Archer Materials, Ltd. (a)(b)	386,662	161,262
Ardent Leisure Group, Ltd. (b)	3,786,344	1,553,464
Argosy Minerals, Ltd. (a)	1,210,845	468,047
Aristocrat Leisure, Ltd.	625,913	12,954,608
ASX, Ltd.	136,937	6,316,598
Atlas Arteria, Ltd. Stapled Security	633,318	2,838,893
Aurizon Holdings, Ltd.	1,472,945	3,725,814
AusNet Services, Ltd. (a)	21	37
Bank of Queensland, Ltd. (b)	433,290	2,027,466
Bendigo & Adelaide Bank, Ltd.	407,272	2,709,439
Betmakers Technology Group, Ltd. (a)(b)	4,037,323	752,925
BHP Group, Ltd.	3,026,650	93,656,612
Bigtincan Holdings, Ltd. (a)(b)	528,178	189,837
BlueScope Steel, Ltd.	566,526	6,469,753
Boral, Ltd. (b)	166,956	327,209
Boss Energy, Ltd. (a)	758,546	1,095,689
BrainChip Holdings, Ltd. (a)(b)	1,699,178	858,462
Brambles, Ltd.	1,514,957	12,400,333
Breville Group, Ltd. (b)	60,600	754,110
BWP Trust REIT (b)	2,732,510	7,245,432
Calix, Ltd. (a)(b)	141,357	428,500
carsales.com, Ltd.	342,696	4,824,609
Cettire, Ltd. (a)(b)	466,665	403,498
Chalice Mining, Ltd. (a)	414,855	1,772,404
Challenger, Ltd. (b)	445,002	2,299,549
Charter Hall Group REIT	293,992	2,388,461
Charter Hall Long Wale REIT	358,517	1,077,058
Cleanaway Waste Management, Ltd.	1,315,663	2,346,530
Clinuvel Pharmaceuticals, Ltd. (b)	10,243	150,526
Cochlear, Ltd.	36,798	5,093,726
Security Description	Shares	Value
Coles Group, Ltd.	791,096	$8,969,975
Commonwealth Bank of Australia	1,074,974	74,794,746
Computershare, Ltd.	360,915	6,412,568
Core Lithium, Ltd. (a)(b)	2,370,523	1,647,759
CSL, Ltd.	315,642	61,595,783
CSR, Ltd.	1,579,680	5,045,635
De Grey Mining, Ltd. (a)(b)	780,194	679,879
Deterra Royalties, Ltd.	362,100	1,124,656
Dexus REIT	532,323	2,797,710
Domain Holdings Australia, Ltd. (b)	107,627	197,795
Domino's Pizza Enterprises, Ltd. (b)	40,941	1,839,374
Dubber Corp., Ltd. (a)(b)	1,359,190	442,433
Eagers Automotive, Ltd. (b)	110,256	811,256
Endeavour Group, Ltd.	713,784	3,107,618
Evolution Mining, Ltd.	974,885	1,970,132
Family Zone Cyber Safety, Ltd. (a)(b)	1,638,606	311,142
Fenix Resources, Ltd.	1,594,820	259,567
Firefinch, Ltd. (a)(b)(c)	758,202	30,850
Flight Centre Travel Group, Ltd. (a)(b)	35,160	345,496
Fortescue Metals Group, Ltd.	1,146,759	15,950,107
Glencore PLC	7,581,491	50,377,658
Goodman Group REIT	1,059,397	12,471,946
GPT Group REIT	1,179,871	3,360,544
GWA Group, Ltd.	1,512,949	2,103,313
Harvey Norman Holdings, Ltd. (b)	391,769	1,097,251
HMC Capital, Ltd REIT (b)	147,191	425,223
IDP Education, Ltd. (b)	132,396	2,440,339
IGO, Ltd.	427,441	3,901,638
Iluka Resources, Ltd.	360,552	2,330,164
Imugene, Ltd. (a)(b)	6,275,359	617,067
Incitec Pivot, Ltd.	1,132,756	2,888,351
Ingenia Communities Group REIT	1,040,502	3,154,105
Insignia Financial, Ltd. (b)	417,836	949,241
Insurance Australia Group, Ltd.	2,074,751	6,683,214
IRESS, Ltd.	123,990	803,000
JB Hi-Fi, Ltd. (b)	73,381	2,087,572
Kogan.com, Ltd. (a)(b)	98,574	233,968
Lake Resources NL (a)(b)	1,482,887	804,496
LendLease Corp., Ltd. Stapled Security	377,618	2,007,680
Leo Lithium, Ltd. (a)	526,635	173,212
Liontown Resources, Ltd. (a)(b)	1,594,204	1,427,064
Lottery Corp., Ltd. (a)	2,248,743	6,831,933
Lynas Rare Earths, Ltd. (a)	572,230	3,046,254
Mach7 Technologies, Ltd. (a)(b)	411,528	159,074
Macquarie Group, Ltd.	241,108	27,299,194

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Magellan Financial Group, Ltd. (b)	93,415	$566,343
Magnis Energy Technologies, Ltd. (a)(b)	1,099,218	275,811
Medibank Pvt, Ltd.	1,842,429	3,685,858
Megaport, Ltd. (a)(b)	142,706	610,657
Mesoblast, Ltd. (a)(b)	476,518	281,141
Metals X, Ltd. (a)	558,988	145,945
Mincor Resources NL (a)	263,197	268,623
Mineral Resources, Ltd.	100,465	5,259,662
Mirvac Group REIT	2,536,021	3,663,180
National Australia Bank, Ltd.	1,967,806	40,114,098
Neometals, Ltd. (a)(b)	539,042	292,441
Newcrest Mining, Ltd. (d)	580,738	8,128,599
Newcrest Mining, Ltd. (a)(b)(d)	41,037	573,631
NEXTDC, Ltd. (a)	280,858	1,733,221
nib holdings, Ltd.	292,856	1,539,152
Nine Entertainment Co. Holdings, Ltd.	321,289	400,903
Northern Star Resources, Ltd.	747,492	5,530,407
Noxopharm, Ltd. (a)(b)	2,788,152	274,164
Oneview Healthcare PLC CDI (a)	2,085,282	155,555
Opthea, Ltd. (a)	123,188	76,439
Orica, Ltd.	259,550	2,650,768
Origin Energy, Ltd.	1,506,171	7,885,284
Orora, Ltd.	1,009,315	1,978,110
OZ Minerals, Ltd.	327,687	6,199,964
Paladin Energy, Ltd. (a)(b)	911,910	432,888
Paradigm Biopharmaceuticals, Ltd. (a)	144,600	137,775
Pendal Group, Ltd.	200,562	681,416
Peninsula Energy, Ltd. (a)	1,040,077	91,693
Perpetual, Ltd. (b)	231,018	3,853,951
Pilbara Minerals, Ltd. (a)	1,981,221	5,038,369
Pointerra, Ltd. (a)(b)	846,759	106,232
PointsBet Holdings, Ltd. (a)(b)	540,920	544,735
PolyNovo, Ltd. (a)(b)	970,124	1,328,937
Praemium, Ltd.	562,677	305,264
Premier Investments, Ltd.	64,027	1,078,551
Pro Medicus, Ltd. (b)	30,670	1,149,345
Qantas Airways, Ltd. (a)	677,420	2,760,948
QBE Insurance Group, Ltd.	907,512	8,265,215
Qube Holdings, Ltd.	1,248,570	2,379,277
Queensland Pacific Metals, Ltd. (a)(b)	2,216,353	165,332
Ramsay Health Care, Ltd.	86,457	3,793,414
REA Group, Ltd. (b)	34,726	2,609,278
Red 5, Ltd. (a)	563,779	78,377
Redbubble, Ltd. (a)(b)	345,476	121,828
Reece, Ltd. (b)	180,250	1,729,647
Region RE, Ltd.	728,030	1,337,964
Security Description	Shares	Value
Renascor Resources, Ltd. (a)(b)	3,462,180	$504,794
Rio Tinto PLC	670,989	46,797,569
Rio Tinto, Ltd.	260,437	20,559,793
Santos, Ltd.	2,226,471	10,780,553
Sayona Mining, Ltd. (a)(b)	10,196,138	1,313,757
Scentre Group REIT	3,497,030	6,829,951
SEEK, Ltd.	236,816	3,364,502
Sierra Rutile Holdings, Ltd. (a)(b)	360,447	54,998
Silver Mines, Ltd. (a)(b)	4,979,296	675,342
Sonic Healthcare, Ltd.	409,604	8,324,855
South32, Ltd. (b)(d)	1,178,307	3,210,379
South32, Ltd. (d)	2,116,178	5,740,345
Splitit, Ltd. (a)	1,352,720	146,776
Stockland REIT	1,665,575	4,100,120
Suncorp Group, Ltd.	835,766	6,823,968
Tabcorp Holdings, Ltd.	2,407,577	1,755,151
Telix Pharmaceuticals, Ltd. (a)(b)	386,409	1,905,055
Telstra Group, Ltd.	2,901,285	7,850,351
Temple & Webster Group, Ltd. (a)(b)	184,399	576,481
TPG TELECOM, Ltd. (b)	156,979	520,566
Transurban Group Stapled Security	1,869,263	16,453,976
Treasury Wine Estates, Ltd.	837,699	7,731,645
Vicinity, Ltd. REIT	2,185,294	2,963,914
Washington H Soul Pattinson & Co., Ltd.	155,616	2,918,987
Wesfarmers, Ltd.	737,479	22,960,573
West African Resources, Ltd. (a)(b)	748,604	596,507
Westpac Banking Corp.	2,085,043	33,016,244
Whispir, Ltd. (a)(b)	522,851	166,649
Whitehaven Coal, Ltd.	717,268	4,582,032
WiseTech Global, Ltd.	92,819	3,194,469
Woodside Energy Group, Ltd.	1,265,524	30,415,143
Woolworths Group, Ltd.	713,784	16,244,806
Worley, Ltd. (b)	560,033	5,696,796
Zip Co., Ltd. (a)(b)	102,040	35,291
		978,216,446
AUSTRIA — 0.3%
ams-OSRAM AG (a)	41,036	299,387
ANDRITZ AG	23,756	1,357,684
Erste Group Bank AG	236,148	7,535,662
IMMOFINANZ AG	336	4,167
Kontron AG	30,460	497,054
Lenzing AG	8,534	499,113
Mayr Melnhof Karton AG	5,720	923,026
Mondi PLC	482,441	8,179,730
Oesterreichische Post AG	20,113	631,088
OMV AG	177,041	9,088,347
Raiffeisen Bank International AG (a)	88,516	1,450,094
S IMMO AG	26,494	352,881

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Telekom Austria AG (a)	88,778	$547,645
UNIQA Insurance Group AG	72,660	542,825
Vienna Insurance Group AG Wiener Versicherung Gruppe	22,556	538,029
Voestalpine AG	208,605	5,516,860
		37,963,592
BELGIUM — 0.8%
Ackermans & van Haaren NV	15,059	2,574,688
Aedifica SA REIT	78,557	6,355,066
Ageas SA/NV	171,825	7,595,606
Anheuser-Busch InBev SA/NV	492,467	29,574,678
Barco NV	48,878	1,203,969
Bekaert SA	64,994	2,516,555
Etablissements Franz Colruyt NV (b)	41,176	936,030
Euronav NV (a)	120,490	2,017,623
Fagron	41,092	581,961
Galapagos NV (a)	28,162	1,242,811
Gimv NV	13,775	646,860
Groupe Bruxelles Lambert NV	74,074	5,895,954
KBC Ancora	23,861	1,072,613
KBC Group NV	225,888	14,484,018
Materialise NV ADR (a)(b)	6,348	55,862
Melexis NV	11,673	1,009,098
Proximus SADP	95,105	913,101
Shurgard Self Storage SA	15,759	720,685
Solvay SA (b)	49,733	5,013,703
Telenet Group Holding NV	30,446	495,526
Tessenderlo Group SA (a)	16,968	603,938
UCB SA	129,253	10,147,249
Umicore SA	131,590	4,819,879
VGP NV	5,863	486,817
Warehouses De Pauw CVA REIT	348,526	9,931,444
		110,895,734
BERMUDA — 0.0% (e)
Shandong Hi-Speed Holdings Group, Ltd. (a)(b)	1,742,500	1,277,023
BRAZIL — 0.1%
Wheaton Precious Metals Corp. (b)	277,208	10,822,763
Yara International ASA	167,050	7,301,973
		18,124,736
BURKINA FASO — 0.0% (e)
Endeavour Mining PLC	30	641
IAMGOLD Corp. (a)(b)	562,196	1,439,773
		1,440,414
CAMEROON — 0.0% (e)
Golar LNG, Ltd. (a)	122,544	2,792,778
Security Description	Shares	Value
CANADA — 9.7%
AbCellera Biologics, Inc. (a)(b)	119,612	$1,211,670
Absolute Software Corp. (b)	46,860	489,022
AcuityAds Holdings, Inc. (a)(b)	222,534	343,257
AGF Management, Ltd. Class B (b)	7,070	36,891
Agnico Eagle Mines, Ltd. (b)	307,856	15,986,382
Aimia, Inc. (a)(b)	155,771	424,219
Air Canada (a)(b)	175,868	2,516,757
Alamos Gold, Inc. Class A	263,024	2,657,514
Algonquin Power & Utilities Corp. (b)	196,763	1,280,822
Alimentation Couche-Tard, Inc.	561,203	24,644,141
AltaGas, Ltd. (b)	97,163	1,676,572
Americas Gold & Silver Corp. (a)(b)	161,187	91,600
Anaergia, Inc. (a)	21,675	69,427
ARC Resources, Ltd. (b)	377,415	5,083,452
Aritzia, Inc. (a)(b)	109,825	3,837,938
Atco, Ltd. Class I	49,733	1,555,544
Athabasca Oil Corp. (a)(b)	226,863	403,513
Aurinia Pharmaceuticals, Inc. (a)	69,624	300,776
Aurora Cannabis, Inc. (a)(b)	55,745	51,427
Aya Gold & Silver, Inc. (a)	95,371	634,892
B2Gold Corp. (b)	739,861	2,626,467
Badger Infrastructure Solutions, Ltd. (b)	43,389	853,722
Ballard Power Systems, Inc. (a)(b)	107,007	511,757
Bank of Montreal (b)	422,898	38,283,825
Bank of Nova Scotia	797,638	39,053,327
Barrick Gold Corp.	1,153,326	19,756,225
Baytex Energy Corp. (a)(b)	807,005	3,621,234
BCE, Inc. (b)	159,059	6,983,593
BELLUS Health, Inc. (a)	40,478	331,006
BlackBerry, Ltd. (a)(b)	430,355	1,400,690
Bombardier, Inc. Class B (a)(b)	63,611	2,453,926
Boralex, Inc. Class A (b)	48,481	1,431,942
Bragg Gaming Group, Inc. (a)(b)	107,376	416,048
Brookfield Asset Management, Ltd. Class A (a)(b)	250,648	7,171,942
Brookfield Corp. (b)	995,505	31,284,256
Brookfield Reinsurance, Ltd. (a)(b)	7,089	221,467
Burcon NutraScience Corp. (a)(b)	242,881	69,013
CAE, Inc. (a)(b)	191,633	3,704,098
Cameco Corp. (b)	369,370	8,366,335
Canada Goose Holdings, Inc. (a)(b)	39,029	695,106

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Apartment Properties REIT	49,811	$1,569,012
Canadian Imperial Bank of Commerce (b)	590,811	23,881,854
Canadian National Railway Co.	427,820	50,784,582
Canadian Natural Resources, Ltd. (b)	842,020	46,726,066
Canadian Pacific Railway, Ltd. (b)	633,518	47,200,002
Canadian Solar, Inc. (a)(b)	30,329	937,166
Canadian Tire Corp., Ltd. Class A (b)	56,210	5,870,117
Canadian Utilities, Ltd. Class A (b)	77,861	2,106,060
Canadian Western Bank (b)	295,182	5,241,580
Canopy Growth Corp. (a)(b)	114,329	264,949
Cargojet, Inc. (b)	8,762	752,396
CCL Industries, Inc. Class B (b)	80,007	3,415,333
Cenovus Energy, Inc. (b)	825,266	16,000,397
CES Energy Solutions Corp. (b)	208,582	424,876
CGI, Inc. (a)	147,937	12,742,704
Choice Properties Real Estate Investment Trust	99,558	1,084,524
CI Financial Corp. (b)	160,759	1,602,903
Cineplex, Inc. (a)(b)	41,176	244,634
Colliers International Group, Inc. (b)	19,132	1,756,255
Constellation Software, Inc.	13,034	20,335,329
Converge Technology Solutions Corp. (a)(b)	265,396	899,050
Crescent Point Energy Corp. (b)	473,415	3,375,172
Crew Energy, Inc. (a)	26,930	111,898
CT Real Estate Investment Trust	193,599	2,227,542
Denison Mines Corp. (a)(b)	115,840	132,516
Descartes Systems Group, Inc. (a)(b)	53,852	3,751,497
Docebo, Inc. (a)(b)	45,126	1,490,046
Dollarama, Inc.	227,124	13,274,253
Dorel Industries, Inc. Class B (b)	32,500	124,728
Dye & Durham, Ltd.	28,900	350,012
ECN Capital Corp. (b)	19,502	40,013
Element Fleet Management Corp. (b)	256,191	3,488,486
Emera, Inc. (b)	97,204	3,712,541
Empire Co., Ltd. Class A	107,163	2,820,350
Enbridge, Inc. (b)	1,288,608	50,328,894
Enerplus Corp. (b)	103,841	1,831,654
Enghouse Systems, Ltd. (b)	26,086	692,508
Enthusiast Gaming Holdings, Inc. (a)(b)	478,861	261,528
Exchange Income Corp. (b)	95,069	3,692,743
Security Description	Shares	Value
Fairfax Financial Holdings, Ltd.	18,857	$11,162,503
Finning International, Inc. (b)	92,839	2,306,329
Firm Capital Mortgage Investment Corp. (b)	387,511	3,057,303
First Capital Real Estate Investment Trust	89,139	1,105,891
First Majestic Silver Corp. (b)	182,710	1,521,066
FirstService Corp. (b)	21,355	2,613,287
Fortis, Inc. (b)	290,987	11,635,614
Franco-Nevada Corp.	116,543	15,875,377
George Weston, Ltd.	47,692	5,912,970
Gildan Activewear, Inc. (b)	154,283	4,222,158
Global Atomic Corp. (a)(b)	99,603	258,022
GoGold Resources, Inc. (a)	66,956	107,232
GoldMining, Inc. (a)	262,580	298,441
Goodfood Market Corp. (a)(b)	328,791	109,197
Granite Real Estate Investment Trust	17,424	888,335
Great-West Lifeco, Inc. (b)	202,008	4,666,482
H&R Real Estate Investment Trust	89,139	796,689
Home Capital Group, Inc. (b)	33,748	1,060,548
Hut 8 Mining Corp. (a)(b)	846,962	725,101
Hydro One, Ltd. (b)(f)	110,930	2,969,431
iA Financial Corp., Inc. (b)	62,543	3,659,016
IGM Financial, Inc. (b)	52,862	1,474,729
Imperial Oil, Ltd. (b)	164,996	8,030,913
Innergex Renewable Energy, Inc.	336,451	4,022,662
Intact Financial Corp.	93,511	13,451,588
International Petroleum Corp. (a)	3,876	43,486
Ivanhoe Mines, Ltd. Class A (a)(b)	745,583	5,887,847
K92 Mining, Inc. (a)	61,570	348,531
Keyera Corp. (b)	114,355	2,497,335
Kinaxis, Inc. (a)(b)	7,565	848,149
Kinross Gold Corp. (b)	730,533	2,976,156
Liberty Gold Corp. (a)	279,920	115,691
Lightspeed Commerce, Inc. (a)(b)	68,543	978,861
Linamar Corp. (b)	32,500	1,470,349
Lithium Americas Corp. (a)(b)	46,379	878,666
Loblaw Cos., Ltd.	126,288	11,158,492
MAG Silver Corp. (a)(b)	8,110	126,592
Magna International, Inc. (b)	222,704	12,501,470
Magnet Forensics, Inc. (a)(b)	24,285	665,846
Manulife Financial Corp. (b)	1,383,849	24,665,082
Maple Leaf Foods, Inc. (b)	49,726	897,303
MEG Energy Corp. (a)(b)	381,865	5,312,488
Methanex Corp. (b)	56,218	2,126,820
Metro, Inc. (b)	163,091	9,023,899
Mind Medicine MindMed, Inc. (a)(b)	42,001	92,403
MTY Food Group, Inc. (b)	110,288	4,645,290
National Bank of Canada (b)	249,221	16,780,274

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
New Gold, Inc. (a)(b)	398,037	$390,708
New Pacific Metals Corp. (a)	46,760	103,531
Northland Power, Inc.	100,406	2,751,448
Nutrien, Ltd.	367,467	26,808,453
Nuvei Corp. (a)(b)(f)	35,092	891,188
Onex Corp.	54,094	2,606,589
Open Text Corp. (b)	145,524	4,308,958
Osisko Gold Royalties, Ltd.	96,660	1,164,243
Pan American Silver Corp. (b)(d)	117,661	1,919,117
Parex Resources, Inc. (b)	242,468	3,605,838
Payfare, Inc. (a)(b)	36,285	114,884
Pembina Pipeline Corp. (b)	262,073	8,889,535
Peyto Exploration & Development Corp. (b)	88,512	906,057
Pizza Pizza Royalty Corp. (b)	180,281	1,814,851
Power Corp. of Canada (b)	422,397	9,929,034
PrairieSky Royalty, Ltd. (b)	136,900	2,192,502
Precision Drilling Corp. (a)	10,434	798,635
Premium Brands Holdings Corp. (b)	19,292	1,171,516
Primaris Real Estate Investment Trust	22,146	239,284
Profound Medical Corp. (a)(b)	16,820	179,751
PyroGenesis Canada, Inc. (a)(b)	78,490	59,666
Quebecor, Inc. Class B (b)	109,872	2,448,898
Real Matters, Inc. (a)(b)	70,405	217,198
Restaurant Brands International, Inc. (b)	152,184	9,835,605
RioCan Real Estate Investment Trust	103,816	1,618,976
Ritchie Bros Auctioneers, Inc. (b)	71,256	4,113,017
Rogers Communications, Inc. Class B (b)	375,493	17,561,527
Royal Bank of Canada	943,075	88,603,600
Russel Metals, Inc. (b)	39,060	829,659
Sandstorm Gold, Ltd. (b)	114,856	603,546
Saputo, Inc. (b)	174,232	4,310,312
Secure Energy Services, Inc.	114,250	592,773
Shaw Communications, Inc. Class B	504,009	14,510,787
Sherritt International Corp. (a)(b)	1,142	438
Shopify, Inc. Class A (a)	784,952	27,233,915
SmartCentres Real Estate Investment Trust	44,940	888,220
SNC-Lavalin Group, Inc. (b)	132,518	2,333,576
SNDL, Inc. (a)(b)	167,761	350,620
SSR Mining, Inc. (b)	62,345	975,011
Stantec, Inc.	51,955	2,487,797
Stella-Jones, Inc. (b)	39,436	1,412,181
Sun Life Financial, Inc. (b)	514,547	23,867,507
Suncor Energy, Inc.	1,016,698	32,227,890
TC Energy Corp.	603,864	24,057,403
Security Description	Shares	Value
Teck Resources, Ltd. Class B (a)	350,555	$13,238,791
TECSYS, Inc. (b)	8,610	168,584
TELUS Corp. (b)(d)	711,620	13,723,481
TELUS Corp. (d)	26,399	509,101
TFI International, Inc.	59,068	5,911,813
Thomson Reuters Corp.	167,086	19,047,274
Tilray Brands, Inc. (a)(b)	260,815	706,440
Tilray Brands, Inc. Class 2 (a)(b)	59,558	160,211
TMX Group, Ltd. (b)	32,457	3,246,299
Torex Gold Resources, Inc. (a)	56,158	644,494
Toromont Industries, Ltd.	51,895	3,742,323
Toronto-Dominion Bank (b)	1,174,931	76,022,142
Tourmaline Oil Corp.	223,818	11,285,469
TransAlta Corp. (b)	184,471	1,648,728
Transat AT, Inc. (a)(b)	223,170	484,239
Vermilion Energy, Inc. (b)	73,677	1,303,397
Well Health Technologies Corp. (a)(b)	29,387	61,596
Wesdome Gold Mines, Ltd. (a)(b)	79,190	437,168
West Fraser Timber Co., Ltd. (b)	25	1,804
Whitecap Resources, Inc. (b)	240,389	1,905,441
WSP Global, Inc. (b)	41,002	4,753,684
Xenon Pharmaceuticals, Inc. (a)	83,671	3,299,148
Yamana Gold, Inc. (b)	778,278	4,319,459
		1,272,597,209
CHILE — 0.1%
Antofagasta PLC	229,091	4,258,991
Lundin Mining Corp. (b)	491,452	3,014,108
		7,273,099
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	1,216,000	4,144,242
BOE Varitronix, Ltd.	361,000	686,390
Budweiser Brewing Co. APAC, Ltd. (f)	860,900	2,707,909
China Evergrande New Energy Vehicle Group, Ltd. (a)(b)(c)	1,089,500	335,018
China Glass Holdings, Ltd.	1,002,000	103,988
China Ruyi Holdings, Ltd. (a)(b)	3,056,400	763,615
China Tobacco International HK Co., Ltd. (b)	288,000	429,512
China Traditional Chinese Medicine Holdings Co., Ltd.	3,296,000	1,499,151
Chow Tai Fook Jewellery Group, Ltd. (b)	799,800	1,631,377
Differ Group Auto, Ltd. (a)(b)	4,702,000	891,609
ENN Energy Holdings, Ltd.	361,900	5,081,934

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Fosun International, Ltd.	1,139,000	$928,134
Futu Holdings, Ltd. ADR (a)(b)	45,675	1,856,689
Gemdale Properties & Investment Corp., Ltd.	4,590,000	376,377
HC Group, Inc. (a)(b)	837,000	34,853
Hutchmed China, Ltd. ADR (a)(b)	39,382	582,066
Inspur International, Ltd. (a)	746,000	340,266
Kerry Logistics Network, Ltd.	752,000	1,352,742
Nexteer Automotive Group, Ltd. (b)	320,000	209,508
Noble Group, Ltd. (a)(b)(c)	60,740	—
Prosus NV	739,815	50,887,607
S-Enjoy Service Group Co., Ltd. (a)(b)	282,000	332,404
Shangri-La Asia, Ltd. (a)	514,000	421,476
Towngas Smart Energy Co., Ltd. (a)(b)	1,914,955	961,777
VSTECS Holdings, Ltd.	882,000	508,523
Wharf Holdings, Ltd. (b)	1,471,000	4,325,390
Wilmar International, Ltd.	2,165,500	6,732,877
Zensun Enterprises, Ltd. (a)	1,296,624	230,918
Zhongyu Gas Holdings, Ltd. (b)	277,000	209,748
		88,566,100
COLOMBIA — 0.0% (e)
Gran Tierra Energy, Inc. (a)	332,691	331,475
Millicom International Cellular SA SDR (a)(b)	39,417	499,924
		831,399
DENMARK — 2.3%
Ambu A/S Class B (a)	227,598	2,907,098
AP Moller - Maersk A/S Class A	2,079	4,585,953
AP Moller - Maersk A/S Class B	4,324	9,693,217
Ascendis Pharma A/S ADR (a)	23,492	2,869,078
Bavarian Nordic A/S (a)	45,363	1,389,304
Better Collective A/S (a)	22,072	269,452
Carlsberg AS Class B	69,211	9,170,059
cBrain A/S	27,036	611,505
Chemometec A/S (a)	7,525	745,712
Chr. Hansen Holding A/S	64,830	4,649,289
Coloplast A/S Class B	58,274	6,790,974
D/S Norden A/S	70,119	4,206,425
Danske Bank A/S	506,063	9,971,864
DSV A/S	132,406	20,836,152
FLSmidth & Co. A/S	122,158	4,412,720
Genmab A/S (a)	36,676	15,480,258
GN Store Nord A/S	95,237	2,183,473
Green Hydrogen Systems AS (a)	42,226	59,086
H&H International A/S Class B (a)	60,778	894,942
Security Description	Shares	Value
ISS A/S (a)	119,575	$2,527,809
Jyske Bank A/S (a)	32,342	2,094,756
Netcompany Group A/S (a)(f)	13,281	560,757
NNIT A/S (a)(f)	6,354	59,912
Novo Nordisk A/S Class B	1,048,759	141,182,135
Novozymes A/S Class B	145,554	7,350,969
Orsted A/S (f)	134,719	12,205,789
Pandora A/S	82,117	5,752,321
SimCorp A/S	26,041	1,787,181
Trifork Holding AG (b)	3,882	80,227
Vestas Wind Systems A/S	702,286	20,369,555
Zealand Pharma A/S (a)	64,473	1,863,539
		297,561,511
EGYPT — 0.0% (e)
Centamin PLC	1,517,773	2,061,249
FINLAND — 1.1%
Cargotec Oyj Class B	43,641	1,924,514
Caverion Oyj	174,067	1,287,406
Citycon Oyj (a)(b)	103,941	693,873
Elisa Oyj	101,554	5,360,646
Fortum Oyj	299,069	4,960,077
F-Secure Oyj (a)	56,488	170,612
Huhtamaki Oyj	62,202	2,124,322
Kemira Oyj	65,505	1,001,813
Kesko Oyj Class B	199,170	4,383,072
Kone Oyj Class B	255,712	13,181,481
Konecranes Oyj	45,478	1,395,906
Metsa Board Oyj Class B	128,152	1,198,790
Metso Outotec Oyj	577,211	5,921,263
Neste Oyj	252,185	11,578,589
Nokia Oyj (d)	2,636,875	12,177,059
Nokia Oyj (b)(d)	1,408,628	6,521,565
Nokian Renkaat Oyj	73,668	753,200
Nordea Bank Abp (d)	2,133,257	22,865,026
Nordea Bank Abp (d)	30,037	321,531
Orion Oyj Class B	66,968	3,662,203
Outokumpu Oyj	401,223	2,025,838
QT Group Oyj (a)(b)	20,088	954,031
Remedy Entertainment Oyj (b)	6,412	149,524
Sampo Oyj Class A	293,243	15,278,876
Sanoma Oyj	52,152	546,573
Stora Enso Oyj Class R	374,348	5,253,724
Tecnotree Oyj (a)(b)	213,528	142,202
Terveystalo Oyj (f)	85,341	569,251
Tokmanni Group Corp.	76,663	923,731
UPM-Kymmene Oyj	343,257	12,796,287
Uponor Oyj	83,850	1,486,410
Valmet Oyj	115,002	3,088,033
Wartsila OYJ Abp	299,078	2,511,394
WithSecure Oyj (a)	56,488	82,774
YIT Oyj	83,026	217,979
		147,509,575
FRANCE — 8.0%
AB Science SA (a)(b)	11,760	88,986

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Accor SA (a)	234,777	$5,850,708
Adevinta ASA (a)	90,823	604,811
Aeroports de Paris (a)	21,637	2,891,128
Air France-KLM (a)(b)	1,684,751	2,213,399
Air Liquide SA	320,339	45,265,130
Airbus SE	392,136	46,462,643
Alstom SA (b)	261,622	6,371,708
Alten SA	19,117	2,383,025
Arkema SA	28,166	2,521,445
Atos SE (a)(b)	56,795	546,257
AXA SA	1,256,479	34,939,146
BioMerieux	27,973	2,923,320
BNP Paribas SA	685,249	38,943,411
Bollore SE	359,009	2,000,054
Bouygues SA (b)	174,399	5,219,008
Bureau Veritas SA	153,469	4,030,865
Capgemini SE	103,873	17,288,369
Carmat SA (a)(b)	11,184	124,494
Carrefour SA (b)	460,825	7,691,991
Casino Guichard Perrachon SA (a)(b)	92,845	967,107
Cellectis SA (a)(b)	109,003	231,154
CGG SA (a)(b)	460,932	297,421
Christian Dior SE	2,010	1,460,862
Cie de Saint-Gobain	436,446	21,263,623
Cie Generale des Etablissements Michelin SCA (b)	406,334	11,268,649
Cie Plastic Omnium SA (b)	47,701	691,342
Claranova SADIR (a)	79,442	232,988
Covivio REIT	40,217	2,380,001
Credit Agricole SA (b)	568,611	5,965,941
Danone SA	353,961	18,597,357
Dassault Systemes SE	335,465	11,992,043
Edenred	224,968	12,216,135
Eiffage SA	34,729	3,406,970
Electricite de France SA	339,680	4,350,280
Elior Group SA (a)(f)	78,628	276,922
Elis SA (b)	125,133	1,845,635
Engie SA	1,081,608	15,454,379
EssilorLuxottica SA	190,361	34,375,127
Eurazeo SE	33,087	2,051,632
Euroapi SA (a)	32,591	481,741
Eutelsat Communications SA (b)	63,533	471,927
Faurecia SE (a)(d)	62,746	946,224
Faurecia SE (a)(b)(d)	12,397	187,280
Fnac Darty SA (d)	22,016	809,222
Fnac Darty SA (d)	1,233	45,347
Focus Entertainment (a)	5,957	289,907
Gaztransport Et Technigaz SA	14,812	1,577,648
Gecina SA REIT	28,189	2,862,559
Getlink SE	270,337	4,320,543
Hermes International	23,749	36,625,128
ICADE REIT	30,581	1,313,335
Security Description	Shares	Value
Imerys SA	25,858	$1,002,873
Ipsen SA	23,713	2,543,423
Kering SA	49,792	25,268,302
Klepierre SA REIT (a)	126,159	2,898,867
Lagardere SA (b)	183,052	3,915,058
Legrand SA	180,603	14,421,440
L'Oreal SA	149,038	53,062,661
LVMH Moet Hennessy Louis Vuitton SE	167,353	121,435,178
McPhy Energy SA (a)(b)	4,150	54,079
MEDIAN Technologies (a)(b)	10,334	98,047
Nanobiotix SA (a)	56,087	216,689
Nexans SA	64,865	5,846,232
Novacyt SA (a)	166,030	217,862
Orange SA	1,216,549	12,050,092
Orpea SA (a)(b)	30,340	199,852
Pernod Ricard SA	139,066	27,271,830
Publicis Groupe SA	228,868	14,513,885
Renault SA (a)	159,548	5,325,430
Rexel SA (a)	195,730	3,851,982
Rubis SCA (b)	68,464	1,797,477
Safran SA	219,475	27,386,708
Sanofi	751,022	72,009,264
Sartorius Stedim Biotech	15,441	4,985,018
SCOR SE	121,706	2,791,351
SEB SA (b)	19,146	1,598,926
Societe BIC SA	17,392	1,187,015
Societe Generale SA	490,881	12,300,996
Sodexo SA	66,965	6,394,989
SOITEC (a)(b)	13,202	2,153,630
Solocal Group (a)	116,302	75,715
Teleperformance	38,923	9,251,081
Television Francaise 1 (b)	78,015	595,736
Thales SA	67,025	8,533,815
TotalEnergies SE	1,625,388	101,739,837
Ubisoft Entertainment SA (a)	104,909	2,956,971
Unibail-Rodamco-Westfield CDI (a)	482,161	1,262,133
Unibail-Rodamco-Westfield REIT (a)	63,816	3,312,072
Valeo	254,258	4,531,657
Vallourec SA (a)	8,451	110,667
Valneva SE (a)(b)	93,606	621,784
Veolia Environnement SA	530,278	13,582,535
Vinci SA	316,918	31,553,531
Vivendi SE	730,185	6,946,587
Wendel SE	19,382	1,803,770
Worldline SA (a)(f)	162,972	6,353,728
		1,047,647,102
GERMANY — 6.2%
1&1 AG	28,147	348,462
Aareal Bank AG (a)(d)	540	19,053
Aareal Bank AG (a)(d)	32,022	1,093,615
adidas AG	130,121	17,700,571
ADLER Group SA (a)(f)	39,771	57,089
Affimed NV (a)(b)	370,640	459,594

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
AIXTRON SE	73,636	$2,119,518
Allianz SE	257,821	55,279,511
Aroundtown SA (b)	699,512	1,629,727
AURELIUS Equity Opportunities SE & Co. KGaA	34,387	672,335
Aurubis AG	19,367	1,578,317
BASF SE	584,343	28,930,650
Bayer AG	600,063	30,948,149
Bayerische Motoren Werke AG	209,986	18,686,080
Bayerische Motoren Werke AG Preference Shares	28,164	2,391,115
Bechtle AG	52,116	1,838,823
Beiersdorf AG	54,757	6,264,702
Bilfinger SE	81,952	2,368,504
BioNTech SE ADR	52,279	7,853,351
Brenntag SE	103,734	6,611,605
CANCOM SE	35,150	1,026,378
Carl Zeiss Meditec AG	23,747	2,988,055
CECONOMY AG	108,147	214,335
Cliq Digital AG	3,495	93,997
Commerzbank AG (a)	610,388	5,756,091
CompuGroup Medical SE & Co. KgaA	26,226	1,007,069
Continental AG	69,058	4,125,845
Covestro AG (f)	119,816	4,673,779
CTS Eventim AG & Co. KGaA (a)	30,438	1,936,102
CureVac NV (a)	31,223	188,275
Daimler Truck Holding AG (a)	304,487	9,406,072
Deutsche Bank AG	1,350,678	15,262,713
Deutsche Boerse AG	118,252	20,369,389
Deutsche Lufthansa AG (a)	241,330	1,999,948
Deutsche Pfandbriefbank AG (f)	136,960	1,062,659
Deutsche Post AG	752,050	28,236,348
Deutsche Telekom AG	2,203,229	43,825,302
Deutz AG	78,709	339,873
DMG Mori AG	41,543	1,857,710
Duerr AG	30,471	1,025,035
DWS Group GmbH & Co. KGaA (f)	21,890	709,273
E.ON SE	1,347,274	13,421,149
Encavis AG	106,666	2,104,318
Evonik Industries AG	80,093	1,533,070
Evotec SE (a)	77,814	1,267,297
Fielmann AG	17,268	682,251
Fraport AG Frankfurt Airport Services Worldwide (a)	34,660	1,407,503
Freenet AG	86,439	1,883,785
Fresenius Medical Care AG & Co. KGaA	143,562	4,683,828
Fresenius SE & Co. KGaA	269,930	7,562,170
FUCHS PETROLUB SE Preference Shares	45,516	1,590,409
FUCHS PETROLUB SE	36,262	1,075,877
Security Description	Shares	Value
GEA Group AG	117,540	$4,791,980
Gerresheimer AG	28,079	1,881,946
Grand City Properties SA	79,769	782,376
GRENKE AG	17,270	360,887
Hamborner REIT AG	336,255	2,415,182
Hannover Rueck SE	39,124	7,745,566
Hapag-Lloyd AG (b)(f)	15,001	2,843,342
HeidelbergCement AG	95,067	5,405,800
HelloFresh SE (a)	85,330	1,869,634
Henkel AG & Co. KGaA Preference Shares	132,000	9,159,818
Henkel AG & Co. KGaA	73,769	4,743,478
Hensoldt AG	4,631	109,228
HOCHTIEF AG	10,754	604,619
HUGO BOSS AG	43,371	2,506,941
Hypoport SE (a)	2,468	256,549
Infineon Technologies AG	754,171	22,882,984
Jenoptik AG	32,919	897,994
Jumia Technologies AG ADR (a)	82,911	266,144
Jungheinrich AG Preference Shares	30,438	863,450
K+S AG	141,064	2,766,365
KION Group AG	55,489	1,585,336
Krones AG	10,681	1,196,926
LANXESS AG	60,684	2,441,639
LEG Immobilien SE	43,392	2,818,432
Leoni AG (a)	21,643	127,157
Mercedes-Benz Group AG	514,300	33,701,627
Merck KGaA	93,876	18,124,211
METRO AG (a)	108,147	1,053,206
MorphoSys AG (a)	15,040	212,039
MTU Aero Engines AG	34,616	7,470,058
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84,903	27,546,257
Nemetschek SE	34,585	1,760,277
New Work SE	1,961	319,373
Nordex SE (a)	66,782	940,804
Norma Group SE	32,466	589,038
Northern Data AG (a)	19,856	128,101
PATRIZIA SE	50,415	557,424
Pfeiffer Vacuum Technology AG	4,285	784,755
Porsche Automobil Holding SE Preference Shares	116,567	6,374,567
ProSiebenSat.1 Media SE	147,874	1,317,784
Puma SE	61,105	3,697,650
Rational AG	2,083	1,233,810
Rheinmetall AG	28,114	5,582,366
RWE AG	359,196	15,943,600
Salzgitter AG	67,110	2,042,691
SAP SE	693,670	71,359,346
Sartorius AG Preference Shares	26,346	10,386,699
Schaeffler AG Preference Shares	108,794	739,042

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Scout24 SE (f)	41,184	$2,062,743
Siemens AG	494,826	68,463,249
Siemens Energy AG (a)	271,235	5,087,531
Siemens Healthineers AG (f)	178,009	8,877,766
Siltronic AG	13,040	948,439
Sixt SE	7,056	647,248
Sixt SE Preference Shares	10,758	625,740
Software AG	32,526	840,758
Stabilus SE	15,159	1,017,624
Stroeer SE & Co. KGaA	26,480	1,231,039
Suedzucker AG	45,418	792,038
SUSE SA (a)(b)	4,143	74,460
Symrise AG	82,119	8,908,755
TAG Immobilien AG	113,780	734,054
Talanx AG	41,793	1,976,830
TeamViewer AG (a)(f)	63,743	819,418
Telefonica Deutschland Holding AG	338,837	832,819
Thyssenkrupp AG	345,164	2,098,270
TUI AG (a)(b)	867,894	1,399,991
Uniper SE (b)	134,786	372,285
United Internet AG	82,174	1,656,656
Varta AG (b)	17,494	420,832
Vitesco Technologies Group AG Class A (a)	13,608	787,880
Volkswagen AG	19,729	3,108,884
Volkswagen AG Preference Shares	118,371	14,707,501
Vonovia SE	521,006	12,244,076
Wacker Chemie AG	10,679	1,360,821
Zalando SE (a)(f)	115,619	4,085,586
		809,538,467
GHANA — 0.0% (e)
Tullow Oil PLC (a)(b)	1,199,303	532,623
HONG KONG — 2.1%
AIA Group, Ltd.	7,574,200	84,233,795
ASMPT, Ltd.	202,900	1,446,695
Bank of East Asia, Ltd.	913,699	1,107,450
Cafe de Coral Holdings, Ltd.	140,000	267,266
Cathay Pacific Airways, Ltd. (a)(b)	1,655,000	1,806,623
Champion REIT (b)	1,702,000	671,646
China Youzan, Ltd. (a)(b)	8,168,000	205,117
Chow Sang Sang Holdings International, Ltd.	508,000	672,999
CK Asset Holdings, Ltd.	831,531	5,119,195
CK Infrastructure Holdings, Ltd.	287,500	1,504,734
CLP Holdings, Ltd.	992,000	7,238,278
Dah Sing Banking Group, Ltd.	658,125	472,200
Dah Sing Financial Holdings, Ltd.	46,885	108,608
Dairy Farm International Holdings, Ltd. (b)	389,400	1,140,942
Esprit Holdings, Ltd. (a)(b)	3,582,228	385,534
Security Description	Shares	Value
Fortune Real Estate Investment Trust	1,781,000	$1,446,715
Glory Sun Financial Group, Ltd. (a)(b)	980,200	54,630
Haitong International Securities Group, Ltd. (a)(b)	1,742,699	194,255
Hang Lung Group, Ltd.	1,790,000	3,288,759
Hang Lung Properties, Ltd.	2,006,000	3,922,070
Hang Seng Bank, Ltd.	170,400	2,833,832
Henderson Land Development Co., Ltd.	215,869	753,679
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,913,500	1,267,503
HKBN, Ltd.	842,000	542,638
HKT Trust & HKT, Ltd. Stapled Security	207,900	254,916
Hong Kong & China Gas Co., Ltd.	6,007,625	5,711,321
Hong Kong Exchanges & Clearing, Ltd.	815,039	35,212,417
Hong Kong Technology Venture Co., Ltd. (b)	1,545,000	1,062,999
Hongkong Land Holdings, Ltd.	1,387,700	6,383,420
Hysan Development Co., Ltd.	377,841	1,224,784
Jardine Matheson Holdings, Ltd.	183,905	9,360,765
Johnson Electric Holdings, Ltd.	110,500	139,170
Kerry Properties, Ltd.	764,500	1,665,161
Link REIT	1,657,968	12,171,964
LK Technology Holdings, Ltd. (b)	92,500	76,086
Long Well International Holdings Ltd (c)	3,424,000	—
Luk Fook Holdings International, Ltd.	132,000	392,366
Man Wah Holdings, Ltd. (b)	834,000	830,265
Melco International Development, Ltd. (a)(b)	229,000	248,219
Melco Resorts & Entertainment, Ltd. ADR (a)(b)	97,206	1,117,869
Modern Dental Group, Ltd. (b)	756,000	233,437
New World Development Co., Ltd.	631,129	1,778,979
NWS Holdings, Ltd.	1,792,000	1,549,786
Pacific Basin Shipping, Ltd.	6,373,000	2,155,647
Pacific Textiles Holdings, Ltd.	1,761,000	577,603
PAX Global Technology, Ltd.	1,661,000	1,436,492
PCCW, Ltd.	1,977,875	892,013
Perfect Medical Health Management, Ltd. (b)	1,438,000	755,392
Power Assets Holdings, Ltd.	102,500	561,423
Prosperity REIT	1,842,000	469,648

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Prudential PLC	1,688,328	$22,898,290
Realord Group Holdings, Ltd. (a)(b)	550,000	624,347
Shun Tak Holdings, Ltd. (a)	760,000	163,589
Sino Land Co., Ltd.	5,017,269	6,274,037
Solomon Systech International, Ltd. (b)	5,092,000	404,492
Sun Hung Kai Properties, Ltd.	679,509	9,298,146
Sunlight Real Estate Investment Trust	1,542,000	665,801
Swire Pacific, Ltd. Class A	25,500	224,454
Swire Pacific, Ltd. Class B	892,500	1,214,402
Swire Properties, Ltd.	848,000	2,155,596
Techtronic Industries Co., Ltd.	1,020,000	11,382,776
Value Partners Group, Ltd. (b)	402,000	148,337
Vitasoy International Holdings, Ltd.	230,000	473,264
Viva China Holdings, Ltd. (a)(b)	1,280,000	183,678
VTech Holdings, Ltd.	198,900	1,281,837
Wharf Real Estate Investment Co., Ltd.	1,349,000	7,864,176
Yue Yuen Industrial Holdings, Ltd.	921,500	1,294,004
Yuexiu Real Estate Investment Trust (b)	421,000	106,262
Zhuguang Holdings Group Co., Ltd. (a)(b)	3,808,000	439,106
		274,043,899
INDONESIA — 0.0% (e)
First Pacific Co., Ltd.	3,780,000	1,128,438
IRELAND — 0.6%
AerCap Holdings NV (a)	54,141	3,157,503
Amarin Corp. PLC ADR (a)(b)	188,919	228,592
Bank of Ireland Group PLC	601,568	5,714,006
C&C Group PLC (a)	343,483	724,297
CRH PLC (b)	543,284	21,459,123
Dalata Hotel Group PLC (a)	332,375	1,159,958
Fineos Corp., Ltd. CDI (a)	107,672	111,352
Flutter Entertainment PLC (a)(d)	57,155	7,795,627
Flutter Entertainment PLC (a)(d)	25,634	3,481,288
Glanbia PLC (b)	82,139	1,044,941
Greencore Group PLC (a)	283,537	218,794
ICON PLC (a)	41,010	7,966,193
Kerry Group PLC Class A	101,472	9,122,850
Kingspan Group PLC	95,078	5,132,451
Ryanair Holdings PLC ADR (a)(b)	81,663	6,105,126
Smurfit Kappa Group PLC	127,687	4,709,626
		78,131,727
Security Description	Shares	Value
ISRAEL — 0.8%
Airport City, Ltd. (a)	41,119	$655,620
Alony Hetz Properties & Investments, Ltd.	93,132	944,913
Amot Investments, Ltd.	116,890	684,081
Augwind Energy Tech Storage, Ltd. (a)	18,839	24,549
Bank Hapoalim BM	695,996	6,256,764
Bank Leumi Le-Israel BM	882,131	7,327,550
Bezeq The Israeli Telecommunication Corp., Ltd.	1,411,734	2,426,574
Biondvax Pharmaceuticals, Ltd. (a)	29	86
Bonus Biogroup, Ltd. (a)	1,078,211	58,975
Check Point Software Technologies, Ltd. (a)	84,254	10,629,485
Compugen, Ltd. (a)(b)	80,898	57,899
Elbit Systems, Ltd.	15,806	2,564,079
Electra, Ltd.	1,462	787,247
Enlight Renewable Energy, Ltd. (a)	522,601	1,066,382
First International Bank Of Israel, Ltd.	33,056	1,302,192
Gav-Yam Lands Corp., Ltd.	57,086	443,295
Global-e Online, Ltd. (a)(b)	23,595	487,001
Harel Insurance Investments & Financial Services, Ltd.	73,378	644,878
Icecure Medical, Ltd. (a)	186,746	280,503
ICL Group, Ltd.	291,976	2,105,934
Isracard, Ltd.	34,752	100,656
Israel Discount Bank, Ltd. Class A	753,072	3,944,104
Melisron, Ltd.	13,191	940,585
Mivne Real Estate KD, Ltd.	376,712	1,195,742
Mizrahi Tefahot Bank, Ltd.	94,832	3,061,177
Nano Dimension, Ltd. ADR (a)(b)	108,963	250,615
Nice, Ltd. (a)	41,134	7,927,199
Nova Ltd. (a)	16,859	1,364,583
Oramed Pharmaceuticals, Inc. (a)(b)	36,624	440,587
Paz Oil Co., Ltd. (a)	6,236	773,911
Phoenix Holdings, Ltd.	92,535	983,438
Plus500, Ltd.	67,938	1,474,277
Radware, Ltd. (a)	25,922	511,960
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	107,152	7,470,424
REIT 1, Ltd.	904,108	4,463,529
Sapiens International Corp. NV	16,774	305,816
Shapir Engineering and Industry, Ltd.	89,982	708,431
Shikun & Binui, Ltd. (a)	159,782	446,040
Shufersal, Ltd.	995,465	5,724,241
Sisram Medical, Ltd. (f)	297,600	340,116

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Strauss Group, Ltd.	234,718	$6,205,708
Teva Pharmaceutical Industries, Ltd. ADR (a)	713,726	6,509,181
Tower Semiconductor, Ltd. (a)	68,981	2,998,919
Wix.com, Ltd. (a)	27,960	2,148,167
ZIM Integrated Shipping Services, Ltd. (b)	48,775	838,442
		99,875,855
ITALY — 1.7%
A2A SpA	972,439	1,292,105
AMCO - Asset Management Co. SpA Class B (b)(c)	102	—
Amplifon SpA	54,216	1,609,721
Anima Holding SpA (f)	181,029	722,966
Assicurazioni Generali SpA	772,904	13,705,405
Autogrill SpA (a)	122,675	846,036
Azimut Holding SpA	69,775	1,558,601
Banca Generali SpA	47,710	1,632,446
Banca IFIS SpA	128,085	1,819,459
Banca Mediolanum SpA	163,201	1,358,226
Banca Monte dei Paschi di Siena SpA (a)	93	191
Banca Popolare di Sondrio SPA	479,831	1,935,736
Banco BPM SpA	667,520	2,375,176
BFF Bank SpA (f)	191,859	1,517,282
Biesse SpA	6,638	89,830
BPER Banca	918,162	1,879,953
Brembo SpA	293,463	3,272,922
Brunello Cucinelli SpA	22,035	1,625,014
Buzzi Unicem SpA	75,085	1,442,420
Coca-Cola HBC AG	114,859	2,725,975
Davide Campari-Milano NV	53,625	542,781
De' Longhi SpA	48,556	1,087,212
DiaSorin SpA	15,384	2,140,981
Enav SpA (f)	161,832	683,952
Enel SpA	4,888,709	26,243,886
Eni SpA	1,571,863	22,288,196
ERG SpA	35,001	1,081,795
Esprinet SpA	265,904	1,911,298
Ferrari NV	70,201	14,999,381
FinecoBank Banca Fineco SpA	255,699	4,235,325
Hera SpA	479,801	1,289,898
Immobiliare Grande Distribuzione SIIQ SpA REIT	349,523	1,161,983
Infrastrutture Wireless Italiane SpA (f)	152,363	1,530,804
Interpump Group SpA	130,656	5,878,898
Intesa Sanpaolo SpA ADR	9,071,564	20,118,411
Iren SpA	1,977,808	3,098,676
Italgas SpA	214,534	1,188,309
Iveco Group NV (a)	132,764	787,526
Leonardo SpA	470,324	4,045,742
Security Description	Shares	Value
Mediobanca Banca di Credito Finanziario SpA (b)	277,619	$2,661,858
MFE-MediaForEurope NV Class A	478,058	184,389
MFE-MediaForEurope NV Class B (b)	478,072	286,490
Moncler SpA	105,605	5,578,991
Nexi SpA (a)(f)	159,598	1,254,657
Pirelli & C SpA (f)	259,515	1,108,977
Poste Italiane SpA (f)	187,357	1,824,805
PRADA SpA	226,400	1,279,219
Prysmian SpA	134,926	4,991,030
Recordati Industria Chimica e Farmaceutica SpA	103,737	4,290,139
Reply SpA	56,550	6,457,767
Saipem SpA (a)	13,560	16,317
Salvatore Ferragamo SpA (b)	45,345	798,024
Snam SpA	1,433,158	6,924,215
Technogym SpA (f)	115,166	878,813
Telecom Italia SpA (a)(b)(d)	9,557,580	2,206,330
Telecom Italia SpA (a)(d)	2,583,295	574,287
Terna - Rete Elettrica Nazionale	936,563	6,896,870
UniCredit SpA	1,302,328	18,446,872
Unipol Gruppo SpA	240,597	1,170,390
UnipolSai Assicurazioni SpA (b)	2,437	5,987
Zignago Vetro SpA	260,387	3,918,360
		227,479,305
JAPAN — 21.1%
3-D Matrix, Ltd. (a)(b)	282,200	658,741
ABC-Mart, Inc.	9,500	537,838
Acom Co., Ltd.	427,900	1,024,794
Activia Properties, Inc. REIT	169	528,986
ADEKA Corp.	22,400	367,377
Advance Residence Investment Corp. REIT	419	1,076,517
Advanced Media, Inc. (a)(b)	6,800	62,411
Advantest Corp.	177,000	11,375,649
Aeon Co., Ltd.	813,220	17,152,535
AEON Financial Service Co., Ltd.	147,000	1,559,741
Aeon Mall Co., Ltd.	22,100	285,577
AEON REIT Investment Corp.	545	638,164
AGC, Inc. (b)	202,200	6,735,147
Aica Kogyo Co., Ltd.	13,300	315,503
Aidma Holdings, Inc. (a)	4,600	139,801
Aiming, Inc. (b)	159,500	487,161
Ain Holdings, Inc.	6,000	274,660
Air Water, Inc.	202,200	2,352,321
Aisin Corp.	128,200	3,429,808
Ajinomoto Co., Inc.	428,700	13,097,046
Akita Bank, Ltd.	16,555	240,022
Alconix Corp.	7,800	78,269
Alfresa Holdings Corp.	204,000	2,591,262

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Alps Alpine Co., Ltd.	203,000	$1,841,608
Amada Co., Ltd.	226,700	1,776,557
Amano Corp.	23,000	424,109
ANA Holdings, Inc. (a)(b)	29,500	626,018
AnGes, Inc. (a)(b)	38,900	35,968
Anritsu Corp.	34,000	330,350
Aoyama Trading Co., Ltd.	2,100	14,611
Aozora Bank, Ltd. (b)	14,200	279,275
Arcs Co., Ltd.	21,600	359,495
As One Corp.	10,000	436,546
Asahi Group Holdings, Ltd. (b)	402,136	12,553,702
Asahi Holdings, Inc.	33,200	484,368
Asahi Intecc Co., Ltd.	170,500	2,796,332
Asahi Kasei Corp.	864,550	6,168,384
Asics Corp.	203,400	4,492,081
Astellas Pharma, Inc.	1,487,100	22,614,469
Atom Corp. (a)(b)	645,200	3,789,685
Awa Bank, Ltd.	2,310	37,326
Azbil Corp.	33,200	836,636
Bandai Namco Holdings, Inc.	176,500	11,121,460
Bank of Iwate, Ltd.	204,955	3,055,413
Bank of Kyoto, Ltd.	10,700	475,213
BASE, Inc. (a)(b)	61,500	110,000
BayCurrent Consulting, Inc.	31,000	966,804
Benefit One, Inc.	24,500	358,926
Benesse Holdings, Inc.	35,900	545,799
Bic Camera, Inc. (b)	170,500	1,656,607
BIPROGY, Inc.	19,300	489,283
Bridgestone Corp. (b)	372,765	13,252,799
Brother Industries, Ltd.	203,200	3,090,851
CAICA DIGITAL, Inc. (a)(b)	895,180	576,682
Calbee, Inc.	15,800	358,283
Can Do Co., Ltd. (b)	5,300	90,218
Canon Marketing Japan, Inc.	48,900	1,107,750
Canon, Inc. (b)	814,416	17,625,260
Capcom Co., Ltd.	35,200	1,123,135
Carenet, Inc. (b)	14,600	122,381
Casio Computer Co., Ltd. (b)	437,600	4,454,104
Cellsource Co., Ltd. (a)(b)	9,100	276,217
Central Japan Railway Co.	141,500	17,378,510
Change, Inc. (b)	51,600	850,973
Chiba Bank, Ltd.	417,250	3,042,135
Chubu Electric Power Co., Inc.	431,465	4,453,790
Chugai Pharmaceutical Co., Ltd. (b)	513,440	13,105,960
Chugin Financial Group, Inc.	202,200	1,465,029
Chugoku Electric Power Co., Inc. (a)(b)	202,700	1,036,966
Citizen Watch Co., Ltd.	205,100	921,780
CKD Corp.	26,100	371,684
Coca-Cola Bottlers Japan Holdings, Inc. (b)	201,800	2,197,784
Coconala, Inc. (a)(b)	32,200	118,848
COLOPL, Inc.	2,000	9,519
Security Description	Shares	Value
Colowide Co., Ltd. (b)	2,400	$32,323
Comforia Residential REIT, Inc.	127	285,484
COMSYS Holdings Corp.	32,900	577,237
Concordia Financial Group, Ltd.	864,700	3,604,419
COOKPAD, Inc. (a)(b)	202,900	301,401
Cosmo Energy Holdings Co., Ltd.	59,500	1,573,800
Cosmos Pharmaceutical Corp.	6,000	606,616
Credit Saison Co., Ltd.	431,500	5,562,784
Creek & River Co., Ltd. (b)	9,600	142,023
CrowdWorks, Inc. (a)	51,500	594,058
Cyber Security Cloud, Inc. (a)(b)	31,300	406,121
CyberAgent, Inc.	181,100	1,603,129
Dai Nippon Printing Co., Ltd.	154,500	3,102,997
Daicel Corp.	206,100	1,491,724
Daido Steel Co., Ltd.	8,500	277,976
Daifuku Co., Ltd.	79,300	3,714,229
Dai-ichi Life Holdings, Inc.	711,600	16,147,110
Daiichi Sankyo Co., Ltd.	1,293,495	41,663,979
Daiichikosho Co., Ltd.	15,000	452,461
Daikin Industries, Ltd.	209,310	32,044,124
Daio Paper Corp.	41,700	319,833
Daiseki Co., Ltd.	21,720	747,348
Daishi Hokuetsu Financial Group, Inc.	1,517	32,974
Daito Trust Construction Co., Ltd.	43,155	4,428,502
Daiwa House Industry Co., Ltd.	435,100	10,021,364
Daiwa House REIT Investment Corp.	1,910	4,247,179
Daiwa Office Investment Corp. REIT	92	446,247
Daiwa Securities Group, Inc.	1,701,550	7,518,312
Daiwa Securities Living Investments Corp. REIT	570	496,366
Daiwabo Holdings Co., Ltd.	40,000	589,943
DCM Holdings Co., Ltd.	49,200	448,205
Demae-Can Co., Ltd. (a)(b)	1,200	3,911
DeNA Co., Ltd. (b)	202,800	2,714,349
Denka Co., Ltd.	7,000	160,484
Denso Corp.	356,510	17,660,005
Dentsu Group, Inc. (b)	204,000	6,408,579
Descente, Ltd.	37,600	920,444
Dexerials Corp. (b)	53,900	1,041,684
DIC Corp.	36,700	646,968
Digital Garage, Inc.	12,500	433,419
Dip Corp.	32,300	927,788
Disco Corp.	18,500	5,292,925
DMG Mori Co., Ltd. (b)	27,200	361,787
Dowa Holdings Co., Ltd.	4,400	138,391
Duskin Co., Ltd.	18,300	414,973
East Japan Railway Co.	229,900	13,102,793

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ebara Corp.	3,800	$135,935
Eisai Co., Ltd.	208,651	13,764,056
Electric Power Development Co., Ltd.	196,200	3,116,717
EM Systems Co., Ltd. (b)	32,700	201,734
en japan, Inc.	33,700	619,113
ENEOS Holdings, Inc.	2,095,000	7,113,267
euglena Co., Ltd. (a)(b)	5,000	37,137
EXEO Group, Inc.	12,400	211,264
Ezaki Glico Co., Ltd. (b)	48,500	1,330,630
FAN Communications, Inc. (b)	5,200	16,040
Fancl Corp.	16,900	344,289
FANUC Corp.	142,355	21,399,912
Fast Retailing Co., Ltd.	33,800	20,629,156
Feed One Co., Ltd. (b)	642,680	3,482,634
Financial Partners Group Co., Ltd. (b)	207,200	1,747,801
FINDEX, Inc. (b)	188,900	707,239
Fixstars Corp.	7,700	71,605
Focus Systems Corp.	13,300	102,816
Food & Life Cos., Ltd.	27,000	531,631
Foster Electric Co., Ltd.	226,700	1,427,774
FP Corp.	11,600	333,199
Freee KK (a)(b)	3,100	68,792
Fronteo, Inc. (a)(b)	12,000	77,487
Frontier Real Estate Investment Corp. REIT (b)	177	686,832
Fuji Corp.	29,600	432,968
Fuji Electric Co., Ltd.	38,300	1,460,070
Fuji Kyuko Co., Ltd.	11,500	416,613
Fuji Oil Holdings, Inc.	20,000	308,917
Fuji Seal International, Inc.	17,500	224,014
Fuji Soft, Inc. (b)	10,800	618,803
FUJIFILM Holdings Corp.	308,210	15,475,321
Fujikura, Ltd.	180,500	1,373,466
Fujitec Co., Ltd.	30,500	692,777
Fujitsu General, Ltd.	23,800	570,897
Fujitsu, Ltd.	140,551	18,763,923
Fukuoka Financial Group, Inc.	434,534	9,896,356
Fukuoka REIT Corp.	10	12,937
Fukuyama Transporting Co., Ltd.	9,000	209,064
Funai Soken Holdings, Inc. (b)	41,400	852,819
Furukawa Electric Co., Ltd.	205,455	3,852,330
Fuyo General Lease Co., Ltd.	10,000	653,303
GA Technologies Co., Ltd. (a)	15,300	154,687
Gakujo Co., Ltd.	17,400	182,381
giftee, Inc. (a)(b)	33,500	439,236
Glory, Ltd.	15,000	249,422
GLP J-REIT	2,264	2,596,106
GMO internet group, Inc.	26,400	493,406
GMO Payment Gateway, Inc.	7,400	612,437
GNI Group, Ltd. (a)(b)	36,900	389,569
Goldwin, Inc.	31,600	2,287,165
Security Description	Shares	Value
GS Yuasa Corp.	74,100	$1,190,587
Gumi, Inc. (a)	15,300	119,320
GungHo Online Entertainment, Inc.	8,100	130,882
Gunma Bank, Ltd.	230,500	880,458
Gunosy, Inc. (a)	13,600	62,256
Gurunavi, Inc. (a)	5,200	15,449
H.U. Group Holdings, Inc.	20,000	436,697
Hachijuni Bank, Ltd.	426,000	1,772,511
Hakuhodo DY Holdings, Inc.	206,600	2,082,519
Hamamatsu Photonics KK	203,000	9,723,445
Hankyu Hanshin Holdings, Inc.	207,700	6,170,632
Hankyu Hanshin REIT, Inc.	2,276	2,630,566
Hanwa Co., Ltd.	18,700	530,763
Harmonic Drive Systems, Inc. (b)	10,200	287,188
Haseko Corp.	207,000	2,310,895
Hazama Ando Corp.	162,500	1,035,754
Heiwa Real Estate REIT, Inc.	6,404	7,362,816
Hikari Tsushin, Inc.	5,000	705,597
Hino Motors, Ltd. (a)	203,700	776,544
Hirogin Holdings, Inc.	197,000	986,904
Hirose Electric Co., Ltd.	8,240	1,036,674
HIS Co., Ltd. (a)(b)	46,700	738,309
Hisamitsu Pharmaceutical Co., Inc.	23,800	707,984
Hitachi Construction Machinery Co., Ltd.	13,700	307,236
Hitachi Zosen Corp.	134,100	839,491
Hitachi, Ltd.	693,995	35,192,850
Hokkoku Financial Holdings, Inc. (b)	16,555	569,629
Hokuhoku Financial Group, Inc.	28,600	211,772
Hokuriku Electric Power Co. (a)(b)	204,600	848,203
Honda Motor Co., Ltd.	1,109,775	25,501,821
Horiba, Ltd.	4,900	212,793
Hoshino Resorts REIT, Inc.	98	526,598
Hoshizaki Corp.	30,800	1,086,619
House Foods Group, Inc.	12,000	252,651
Hoya Corp.	227,306	21,887,322
Hulic Co., Ltd. (b)	209,200	1,648,929
Hulic REIT, Inc.	1,701	2,112,955
Hyakugo Bank, Ltd.	202,550	564,920
Ibiden Co., Ltd.	172,300	6,248,479
IBJ, Inc.	17,100	127,007
Ichigo Office REIT Investment Corp.	8,667	5,583,349
Idemitsu Kosan Co., Ltd.	181,294	4,218,217
IHI Corp.	30,800	897,541
Iida Group Holdings Co., Ltd.	188,600	2,860,196
Inaba Denki Sangyo Co., Ltd.	23,600	484,896
Industrial & Infrastructure Fund Investment Corp. REIT	160	184,077

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Infomart Corp.	860,200	$2,327,420
INFRONEER Holdings, Inc.	135,812	1,030,337
Inpex Corp.	645,300	6,827,381
Intage Holdings, Inc.	426,900	4,458,435
Internet Initiative Japan, Inc.	46,000	854,144
Invincible Investment Corp. REIT	4,108	1,587,843
IR Japan Holdings, Ltd.	3,600	49,302
Iriso Electronics Co., Ltd. (b)	4,400	141,059
Isetan Mitsukoshi Holdings, Ltd.	228,000	2,483,126
Isuzu Motors, Ltd.	621,100	7,282,138
ITmedia, Inc.	9,100	113,659
Ito En, Ltd.	8,200	297,685
ITOCHU Corp.	900,650	28,300,390
Itochu Techno-Solutions Corp.	23,600	549,108
Itoham Yonekyu Holdings, Inc.	145,500	773,015
Iwatani Corp.	18,400	807,427
Iyogin Holdings, Inc.	207,900	1,126,594
Izumi Co., Ltd.	6,100	138,139
J Front Retailing Co., Ltd.	202,600	1,844,121
JAFCO Group Co., Ltd. (b)	41,100	700,237
Japan Airlines Co., Ltd. (a)	14,000	285,952
Japan Airport Terminal Co., Ltd. (a)	18,600	920,520
Japan Elevator Service Holdings Co., Ltd.	51,200	641,819
Japan Excellent, Inc. REIT (b)	2,028	2,013,475
Japan Exchange Group, Inc.	432,900	6,225,531
Japan Hotel REIT Investment Corp.	2,265	1,330,384
Japan Logistics Fund, Inc. REIT	37	87,912
Japan Metropolitan Fund Invest REIT	14,911	11,832,064
Japan Post Bank Co., Ltd.	12,600	107,718
Japan Post Holdings Co., Ltd.	1,513,000	12,722,525
Japan Post Insurance Co., Ltd.	14,300	251,546
Japan Prime Realty Investment Corp. REIT (b)	120	336,959
Japan Real Estate Investment Corp. REIT	151	660,328
Japan Steel Works, Ltd.	31,100	614,952
Japan Tobacco, Inc. (b)	635,700	12,820,476
JCR Pharmaceuticals Co., Ltd.	24,400	310,860
Jeol, Ltd.	15,300	416,287
JFE Holdings, Inc.	433,610	5,047,747
JGC Holdings Corp.	203,900	2,593,082
JMDC, Inc.	24,400	699,019
JSR Corp.	250,700	4,917,288
JTEKT Corp.	204,900	1,442,662
Security Description	Shares	Value
Justsystems Corp.	13,100	$279,682
Kadokawa Corp.	46,800	851,264
Kagome Co., Ltd. (b)	11,700	270,897
Kajima Corp.	204,037	2,375,238
Kakaku.com, Inc.	206,300	3,302,176
Kaken Pharmaceutical Co., Ltd.	36,900	1,087,885
Kamigumi Co., Ltd.	18,400	374,708
Kaneka Corp.	7,600	189,503
Kansai Electric Power Co., Inc.	863,000	8,365,433
Kansai Paint Co., Ltd.	206,300	2,531,355
Kao Corp. (b)	401,000	15,970,707
Kaonavi, Inc. (a)(b)	5,800	104,400
Katitas Co., Ltd.	20,300	464,633
Kawasaki Heavy Industries, Ltd.	40,200	941,438
Kawasaki Kisen Kaisha, Ltd. (b)	116,500	2,460,764
KDDI Corp.	1,118,700	33,761,517
Keihan Holdings Co., Ltd.	22,700	593,543
Keikyu Corp.	208,000	2,192,792
Keio Corp.	14,700	539,225
Keisei Electric Railway Co., Ltd.	204,100	5,808,447
Kenedix Office Investment Corp. REIT	84	203,721
Kenedix Residential Next Investment Corp. REIT	223	347,484
Kenedix Retail REIT Corp.	237	456,954
Kewpie Corp.	5,500	99,625
Key Coffee, Inc. (b)	16,100	251,606
Keyence Corp.	134,100	52,259,820
Kikkoman Corp.	109,000	5,733,146
Kinden Corp.	43,500	474,084
Kintetsu Group Holdings Co., Ltd.	119,410	3,941,268
Kirin Holdings Co., Ltd. (b)	636,300	9,697,975
Kiyo Bank, Ltd.	436,900	5,192,006
KNT-CT Holdings Co., Ltd. (a)(b)	71,300	899,187
Kobayashi Pharmaceutical Co., Ltd.	14,300	978,658
Kobe Bussan Co., Ltd.	30,400	873,212
Kobe Steel, Ltd.	226,699	1,103,041
Koei Tecmo Holdings Co., Ltd. (b)	42,120	763,584
Koito Manufacturing Co., Ltd.	33,400	502,981
Kokuyo Co., Ltd.	171,300	2,412,182
Komatsu, Ltd.	712,820	15,537,310
Konami Group Corp.	26,100	1,180,924
Konica Minolta, Inc.	665,175	2,656,768
Kose Corp.	10,300	1,125,666
Kotobuki Spirits Co., Ltd.	9,600	562,416
K's Holdings Corp.	202,600	1,732,031
Kubota Corp.	882,050	12,146,613
Kuraray Co., Ltd. (b)	226,300	1,814,585

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kureha Corp.	8,000	$488,688
Kurita Water Industries, Ltd.	174,310	7,213,101
Kusuri no Aoki Holdings Co., Ltd.	7,000	407,442
Kyocera Corp.	209,600	10,408,119
Kyoritsu Maintenance Co., Ltd.	1,200	53,659
Kyowa Kirin Co., Ltd.	204,100	4,671,507
Kyudenko Corp.	8,200	202,910
Kyushu Electric Power Co., Inc. (a)	228,800	1,290,138
Kyushu Financial Group, Inc.	203,900	701,585
Kyushu Railway Co.	18,500	409,693
LaSalle Logiport REIT	298	361,589
Lasertec Corp.	48,400	7,976,490
Lawson, Inc.	12,900	491,773
Leopalace21 Corp. (a)(b)	1,600	3,529
LIKE, Inc.	6,200	97,785
Lion Corp. (b)	202,400	2,322,434
Lixil Corp.	204,200	3,096,777
Locondo, Inc. (a)	26,200	214,453
M3, Inc.	368,100	9,981,900
Mabuchi Motor Co., Ltd. (b)	42,900	1,214,381
Makita Corp.	205,400	4,794,664
Mani, Inc.	21,000	323,089
Marubeni Corp.	1,426,050	16,373,987
Maruha Nichiro Corp.	10,200	194,035
Marui Group Co., Ltd.	204,500	3,380,306
Maruichi Steel Tube, Ltd.	65,500	1,341,820
MatsukiyoCocokara & Co.	39,260	1,963,818
Matsuya Co., Ltd. (a)(b)	431,500	3,365,141
Mazda Motor Corp.	434,100	3,306,457
McDonald's Holdings Co. Japan, Ltd. (b)	20,100	760,919
Mebuki Financial Group, Inc.	635,300	1,608,172
Medical Data Vision Co., Ltd.	3,800	25,862
Medipal Holdings Corp.	435,899	5,751,640
Medley, Inc. (a)(b)	28,100	836,962
MedPeer, Inc. (a)(b)	25,600	266,778
MEIJI Holdings Co., Ltd.	29,100	1,486,483
Meiko Network Japan Co., Ltd. (b)	431,400	2,036,926
Meitec Corp.	31,500	572,011
Menicon Co., Ltd.	20,200	425,295
Mercari, Inc. (a)	25,300	517,524
Milbon Co., Ltd.	22,600	979,742
MINEBEA MITSUMI, Inc.	228,000	3,405,874
MIRAIT ONE Corp.	39,700	457,342
MISUMI Group, Inc.	206,400	4,503,586
Mitsubishi Chemical Group Corp.	1,071,300	5,559,279
Mitsubishi Corp.	994,538	32,283,196
Mitsubishi Electric Corp.	1,576,250	15,691,420
Mitsubishi Estate Co., Ltd.	868,025	11,256,135
Mitsubishi Estate Logistics REIT Investment Corp.	139	444,564
Security Description	Shares	Value
Mitsubishi Gas Chemical Co., Inc.	204,100	$2,819,920
Mitsubishi HC Capital, Inc.	427,100	2,100,784
Mitsubishi Heavy Industries, Ltd.	151,410	6,006,138
Mitsubishi Logistics Corp.	65,500	1,504,149
Mitsubishi Materials Corp.	17,100	270,085
Mitsubishi Motors Corp. (a)	642,000	2,481,488
Mitsubishi UFJ Financial Group, Inc.	7,963,724	53,656,832
Mitsui & Co., Ltd.	1,134,026	33,115,330
Mitsui Chemicals, Inc.	167,210	3,770,130
Mitsui Fudosan Co., Ltd.	645,000	11,815,264
Mitsui Fudosan Logistics Park, Inc. REIT	136	495,782
Mitsui High-Tec, Inc. (b)	18,500	859,487
Mitsui Mining & Smelting Co., Ltd.	25,400	593,876
Mitsui OSK Lines, Ltd. (b)	219,565	5,474,772
Miura Co., Ltd.	16,300	375,550
Mixi, Inc.	2,100	39,248
Mizuho Financial Group, Inc.	1,359,670	19,125,753
Mochida Pharmaceutical Co., Ltd.	12,000	316,496
Monex Group, Inc. (b)	72,300	228,497
Money Forward, Inc. (a)(b)	21,600	666,278
MonotaRO Co., Ltd.	142,100	1,999,922
Mori Hills REIT Investment Corp.	482	574,988
Mori Trust Sogo REIT, Inc.	237	263,862
Morinaga & Co., Ltd.	20,900	621,717
Morinaga Milk Industry Co., Ltd.	12,000	454,280
MS&AD Insurance Group Holdings, Inc.	317,999	10,180,210
m-up Holdings, Inc. (b)	11,400	123,983
Murata Manufacturing Co., Ltd.	461,900	23,062,619
Musashino Bank, Ltd.	208,555	3,271,885
Nabtesco Corp.	15,000	382,546
Nachi-Fujikoshi Corp.	1,500	40,926
Nagase & Co., Ltd.	175,600	2,664,377
Nagawa Co., Ltd. (b)	10,700	608,208
Nagoya Railroad Co., Ltd.	190,400	3,144,353
Nakanishi, Inc.	32,700	633,703
Nankai Electric Railway Co., Ltd.	29,100	628,778
NanoCarrier Co., Ltd. (a)(b)	435,100	570,482
Nanto Bank, Ltd.	208,355	4,047,246
NEC Corp.	168,600	5,922,627
NEC Networks & System Integration Corp.	32,100	401,904
NET One Systems Co., Ltd.	18,600	483,520
Nexon Co., Ltd.	350,500	7,868,286
NexTone, Inc. (a)(b)	18,000	609,800
NGK Insulators, Ltd.	207,900	2,643,952
NGK Spark Plug Co., Ltd.	189,500	3,502,903

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
NH Foods, Ltd.	28,800	$802,152
NHK Spring Co., Ltd.	204,700	1,312,488
Nichias Corp.	24,600	440,374
Nichirei Corp.	201,600	4,395,795
Nidec Corp.	416,000	21,562,196
Nifco, Inc.	5,000	117,473
Nihon Kohden Corp.	21,800	529,531
Nihon M&A Center Holdings, Inc.	65,400	807,432
Nihon Parkerizing Co., Ltd.	40,600	288,626
Nikkon Holdings Co., Ltd.	14,700	262,036
Nikon Corp.	433,300	3,861,918
Nintendo Co., Ltd.	716,200	30,027,802
Nippon Accommodations Fund, Inc. REIT	119	543,840
Nippon Building Fund, Inc. REIT (b)	1,065	4,746,068
Nippon Electric Glass Co., Ltd. (b)	33,700	598,680
Nippon Express Holdings, Inc.	27,000	1,542,916
Nippon Gas Co., Ltd.	43,500	686,400
Nippon Kayaku Co., Ltd.	151,400	1,308,090
Nippon Paint Holdings Co., Ltd.	913,300	7,191,775
Nippon Paper Industries Co., Ltd. (a)(b)	4,200	31,036
Nippon Prologis REIT, Inc.	2,020	4,722,953
NIPPON REIT Investment Corp. (b)	97	255,466
Nippon Sanso Holdings Corp.	202,900	2,946,352
Nippon Shinyaku Co., Ltd.	18,500	1,048,770
Nippon Shokubai Co., Ltd.	12,200	488,203
Nippon Steel Corp.	634,900	11,028,768
Nippon Telegraph & Telephone Corp.	722,900	20,611,238
Nippon Television Holdings, Inc.	2,000	15,794
Nippon Yusen KK (b)	261,565	6,165,199
Nipro Corp. (b)	181,300	1,420,775
Nishimatsu Construction Co., Ltd.	24,600	729,918
Nishi-Nippon Railroad Co., Ltd.	16,000	299,640
Nissan Chemical Corp.	24,900	1,090,773
Nissan Motor Co., Ltd.	1,724,541	5,464,630
Nissei ASB Machine Co., Ltd.	4,300	139,645
Nisshin Seifun Group, Inc.	205,600	2,575,746
Nisshinbo Holdings, Inc.	190,100	1,403,292
Nissin Foods Holdings Co., Ltd.	10,400	821,312
Nissui Corp.	1,305,600	5,432,373
Nitori Holdings Co., Ltd.	52,800	6,822,843
Nitto Boseki Co., Ltd.	14,600	211,014
Nitto Denko Corp.	160,100	9,282,390
NOF Corp.	11,300	452,188
NOK Corp.	53,700	477,804
Security Description	Shares	Value
Nomura Holdings, Inc.	1,774,885	$6,572,502
Nomura Real Estate Holdings, Inc.	33,900	727,098
Nomura Real Estate Master Fund, Inc. REIT	2,284	2,821,570
Nomura Research Institute, Ltd.	177,000	4,178,673
NSD Co., Ltd.	29,700	514,114
NSK, Ltd.	228,700	1,215,042
NTN Corp. (b)	415,400	831,146
NTT Data Corp.	710,400	10,402,007
NTT UD REIT Investment Corp.	285	296,567
Obayashi Corp.	435,450	3,293,638
Obic Co., Ltd.	36,900	5,428,239
Odakyu Electric Railway Co., Ltd.	227,099	2,944,912
Ogaki Kyoritsu Bank, Ltd.	16,555	235,756
Oisix ra daichi, Inc. (a)(b)	4,200	71,111
Oji Holdings Corp.	450,100	1,811,384
Oki Electric Industry Co., Ltd.	3,600	19,399
Okinawa Financial Group, Inc.	205,000	3,621,623
OKUMA Corp.	11,800	420,327
Olympus Corp.	870,600	15,518,975
Omron Corp.	203,700	9,888,200
OncoTherapy Science, Inc. (a)(b)	414,400	163,317
Ono Pharmaceutical Co., Ltd.	428,600	10,014,580
Open House Group Co., Ltd.	21,200	774,444
Oracle Corp. Japan	8,500	548,865
Oriental Land Co., Ltd.	161,300	23,422,699
ORIX Corp.	867,100	13,922,099
Orix JREIT, Inc.	2,005	2,834,003
Osaka Gas Co., Ltd.	236,200	3,812,998
OSG Corp.	39,500	543,950
Otsuka Corp.	28,300	891,178
Otsuka Holdings Co., Ltd.	429,400	14,010,133
Outsourcing, Inc.	45,700	328,346
PALTAC Corp.	12,000	421,539
Pan Pacific International Holdings Corp.	256,600	4,770,471
Panasonic Holdings Corp. (b)	1,542,450	12,981,854
Park24 Co., Ltd. (a)	50,100	863,826
Penta-Ocean Construction Co., Ltd.	197,700	925,981
PeptiDream, Inc. (a)	25,100	395,109
Persol Holdings Co., Ltd.	195,600	4,192,329
Pharma Foods International Co., Ltd. (b)	155,500	1,558,005
Pigeon Corp. (b)	188,300	3,093,974
Pilot Corp. (b)	15,200	553,534
Pola Orbis Holdings, Inc. (b)	30,800	434,181
Precision System Science Co., Ltd. (a)(b)	34,700	111,770
Procrea Holdings, Inc. (b)	1,010	16,879
Raccoon Holdings, Inc. (b)	11,200	91,759

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Rakus Co., Ltd.	31,300	$375,757
Rakuten Group, Inc. (a)(b)	435,700	1,968,072
Recruit Holdings Co., Ltd.	1,070,400	33,885,792
Relo Group, Inc.	128,200	2,063,714
Remixpoint, Inc. (b)	124,300	280,734
Renesas Electronics Corp. (a)	799,100	7,167,644
Rengo Co., Ltd.	233,600	1,607,555
RENOVA, Inc. (a)(b)	15,500	277,119
ReproCELL, Inc. (a)	434,900	998,709
Resona Holdings, Inc.	1,505,900	8,253,946
Resorttrust, Inc.	37,100	660,487
Ricoh Co., Ltd.	431,900	3,296,247
Ringer Hut Co., Ltd. (a)(b)	900	15,006
Rinnai Corp.	5,100	379,954
Riso Kyoiku Co., Ltd.	675,318	1,873,253
Rock Field Co., Ltd. (b)	430,700	4,922,472
Rohm Co., Ltd.	54,800	3,958,043
Rohto Pharmaceutical Co., Ltd.	57,002	1,002,271
Ryohin Keikaku Co., Ltd.	172,100	2,042,583
Sakata Seed Corp.	12,700	421,103
San-In Godo Bank, Ltd.	202,650	1,193,369
Sanken Electric Co., Ltd.	11,100	550,184
Sankyo Co., Ltd.	10,000	407,746
Sankyu, Inc.	7,300	267,225
Sanrio Co., Ltd. (b)	64,700	2,343,901
Sansan, Inc. (a)	32,400	313,331
Santen Pharmaceutical Co., Ltd.	228,800	1,862,376
Sanwa Holdings Corp.	202,900	1,877,607
Sapporo Holdings, Ltd. (b)	17,300	430,058
Sawai Group Holdings Co., Ltd.	12,300	384,535
SBI Holdings, Inc.	203,500	3,881,992
SCREEN Holdings Co., Ltd.	13,100	839,941
SCSK Corp.	39,300	596,001
Secom Co., Ltd.	208,748	11,933,655
Sega Sammy Holdings, Inc.	190,800	2,887,776
Seibu Holdings, Inc.	204,400	2,233,846
Seiko Epson Corp.	229,100	3,344,171
Seino Holdings Co., Ltd.	203,600	1,808,475
Sekisui Chemical Co., Ltd.	227,900	3,186,748
Sekisui House REIT, Inc.	4,193	2,370,668
Sekisui House, Ltd.	433,300	7,663,083
Senko Group Holdings Co., Ltd.	56,600	413,953
Seria Co., Ltd.	20,100	437,053
Seven & i Holdings Co., Ltd.	494,028	21,192,152
Seven Bank, Ltd.	436,800	867,343
SG Holdings Co., Ltd.	402,300	5,579,666
Sharp Corp. (b)	173,700	1,244,052
SHIFT, Inc. (a)	4,000	707,568
Shiga Bank, Ltd.	2,310	46,307
Shikoku Bank, Ltd.	1,820	13,518
Shikoku Electric Power Co., Inc. (a)	203,700	1,181,026
Security Description	Shares	Value
Shimadzu Corp.	209,400	$5,943,408
Shimamura Co., Ltd.	9,000	893,554
Shimano, Inc.	52,500	8,323,923
Shimizu Corp.	432,013	2,305,030
Shin-Etsu Chemical Co., Ltd.	269,217	33,105,050
Shinko Electric Industries Co., Ltd.	28,200	724,529
Shinsei Bank, Ltd. (b)	51,200	833,511
Shionogi & Co., Ltd.	208,300	10,397,240
Ship Healthcare Holdings, Inc.	19,200	391,145
Shiseido Co., Ltd.	233,600	11,456,483
Shizuoka Financial Group, Inc.	421,700	3,371,810
SHO-BOND Holdings Co., Ltd.	17,600	749,646
Shochiku Co., Ltd. (b)	3,400	300,974
Showa Denko KK (b)	179,100	2,741,915
Silver Life Co., Ltd. (b)	31,100	415,547
Skylark Holdings Co., Ltd. (a)(b)	197,400	2,284,511
SMC Corp.	37,200	15,669,984
SMS Co., Ltd.	185,200	4,709,129
Softbank Corp.	1,718,100	19,375,746
SoftBank Group Corp.	790,772	33,825,588
Sohgo Security Services Co., Ltd.	26,200	713,850
Sojitz Corp.	176,200	3,355,873
Sompo Holdings, Inc.	259,900	11,542,794
Sony Group Corp.	838,620	63,780,755
Sosei Group Corp. (a)(b)	30,300	490,973
Sotetsu Holdings, Inc.	83,200	1,402,378
Square Enix Holdings Co., Ltd.	24,700	1,147,531
Stanley Electric Co., Ltd.	195,773	3,752,396
Starts Proceed Investment Corp. REIT	51	91,568
Subaru Corp.	433,800	6,665,880
Sugi Holdings Co., Ltd.	8,100	360,355
SUMCO Corp. (b)	201,500	2,683,205
Sumitomo Bakelite Co., Ltd.	15,300	453,973
Sumitomo Chemical Co., Ltd.	1,690,250	6,072,064
Sumitomo Corp.	905,775	15,075,084
Sumitomo Electric Industries, Ltd.	662,720	7,556,650
Sumitomo Forestry Co., Ltd. (b)	200,600	3,546,931
Sumitomo Heavy Industries, Ltd.	14,800	296,572
Sumitomo Metal Mining Co., Ltd.	165,800	5,869,505
Sumitomo Mitsui Financial Group, Inc.	782,400	31,403,921
Sumitomo Mitsui Trust Holdings, Inc.	407,155	14,157,620
Sumitomo Osaka Cement Co., Ltd.	8,800	217,090

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sumitomo Pharma Co., Ltd.	189,900	$1,437,797
Sumitomo Realty & Development Co., Ltd.	243,300	5,754,968
Sumitomo Rubber Industries, Ltd. (b)	204,200	1,782,852
Sumitomo Warehouse Co., Ltd.	68,000	1,008,572
Sun Corp.	3,000	47,201
Sun Frontier Fudousan Co., Ltd.	3,100	25,868
Sundrug Co., Ltd.	58,600	1,738,747
Suntory Beverage & Food, Ltd.	11,100	378,567
Suruga Bank, Ltd.	203,300	651,756
Suzuken Co., Ltd.	11,800	319,269
Suzuki Motor Corp.	238,500	7,720,137
SymBio Pharmaceuticals, Ltd. (a)	36,600	178,361
Sysmex Corp.	142,400	8,631,742
Systena Corp.	162,400	505,865
T&D Holdings, Inc.	516,100	7,439,632
Tadano, Ltd. (b)	5,200	36,139
Taiheiyo Cement Corp.	17,700	275,940
Taisei Corp.	194,487	6,264,502
Taisho Pharmaceutical Holdings Co., Ltd.	6,300	276,934
Taiyo Yuden Co., Ltd.	230,300	6,684,975
Takara Bio, Inc.	19,600	255,946
Takara Holdings, Inc.	186,000	1,473,114
Takashimaya Co., Ltd. (b)	153,200	2,139,889
Takeda Pharmaceutical Co., Ltd.	895,015	27,885,912
Takeuchi Manufacturing Co., Ltd.	227,500	5,024,328
Takuma Co., Ltd.	33,400	312,623
TDK Corp.	250,565	8,232,212
TechnoPro Holdings, Inc.	29,400	785,441
Teijin, Ltd.	434,410	4,240,555
tella, Inc. (a)(c)	600	—
TerraSky Co., Ltd. (a)	24,200	448,804
Terumo Corp.	434,300	12,330,045
THK Co., Ltd. (b)	14,200	270,666
TIS, Inc.	166,000	4,378,188
Toagosei Co., Ltd. (b)	55,100	464,369
Tobu Railway Co., Ltd.	195,300	4,558,900
Toda Corp.	191,000	1,027,777
Toei Animation Co., Ltd. (b)	7,700	774,990
Toei Co., Ltd.	3,400	454,811
Toho Bank, Ltd.	12,101	20,544
Toho Co., Ltd.	202,800	7,807,981
Toho Gas Co., Ltd.	29,600	564,653
Toho Holdings Co., Ltd.	13,500	224,889
Tohoku Electric Power Co., Inc. (a)	431,300	2,258,731
Tokai Carbon Co., Ltd. (b)	203,500	1,654,898
Tokio Marine Holdings, Inc.	1,374,195	29,448,152
Tokuyama Corp.	9,100	123,867
Security Description	Shares	Value
Tokyo Century Corp.	40,700	$1,381,909
Tokyo Electric Power Co. Holdings, Inc. (a)	867,575	3,129,832
Tokyo Electron, Ltd.	109,755	32,341,312
Tokyo Gas Co., Ltd.	202,595	3,969,139
Tokyo Ohka Kogyo Co., Ltd.	14,100	640,108
Tokyo Seimitsu Co., Ltd.	14,500	469,249
Tokyo Tatemono Co., Ltd. (b)	202,700	2,456,458
Tokyu Corp.	242,075	3,051,049
Tokyu Fudosan Holdings Corp.	229,400	1,091,843
Tokyu REIT, Inc.	379	596,025
Topcon Corp.	45,200	524,470
TOPPAN, INC.	192,300	2,847,809
Toray Industries, Inc.	1,548,350	8,643,864
Torikizoku Holdings Co., Ltd. (b)	34,800	541,207
Toshiba Corp.	412,551	14,392,150
Tosoh Corp.	148,400	1,765,796
TOTO, Ltd.	187,800	6,404,941
Toyo Seikan Group Holdings, Ltd.	201,600	2,478,269
Toyo Suisan Kaisha, Ltd.	30,900	1,194,361
Toyo Tire Corp. (b)	202,600	2,298,626
Toyoda Gosei Co., Ltd.	16,000	248,952
Toyota Boshoku Corp.	36,100	483,176
Toyota Industries Corp.	203,400	11,160,832
Toyota Motor Corp.	7,931,740	108,956,601
Toyota Tsusho Corp.	202,800	7,508,265
Trend Micro, Inc. (a)(b)	85,400	3,974,050
Trusco Nakayama Corp. (b)	43,300	667,820
TS Tech Co., Ltd.	36,400	417,947
Tsumura & Co.	3,500	76,873
Tsuruha Holdings, Inc.	10,000	773,049
UBE Corp.	35,100	515,547
Ulvac, Inc.	18,500	779,567
Unicharm Corp.	227,700	8,745,944
United Urban Investment Corp. REIT	2,070	2,362,666
Ushio, Inc.	30,600	377,325
USS Co., Ltd.	204,210	3,242,411
UUUM Co., Ltd. (a)(b)	29,700	186,378
Valor Holdings Co., Ltd.	18,900	260,986
Wacoal Holdings Corp.	25,300	454,823
Wacom Co., Ltd.	62,600	277,073
Warabeya Nichiyo Holdings Co., Ltd.	208,800	2,918,089
Welcia Holdings Co., Ltd.	13,000	302,967
West Japan Railway Co.	174,400	7,572,379
Workman Co., Ltd. (b)	5,600	229,186
Yakult Honsha Co., Ltd.	201,100	13,046,466
Yamada Holdings Co., Ltd.	1,080,080	3,822,785
Yamagata Bank, Ltd.	1,634	15,307
Yamaguchi Financial Group, Inc.	175,800	1,147,173
Yamaha Corp.	204,400	7,621,721
Yamaha Motor Co., Ltd. (b)	205,500	4,687,976

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Yamanashi Chuo Bank, Ltd.	1,510	$12,703
Yamato Holdings Co., Ltd.	209,400	3,312,121
Yamato Kogyo Co., Ltd.	21,300	727,246
Yamazaki Baking Co., Ltd. (b)	203,600	2,428,788
Yaoko Co., Ltd.	27,100	1,392,535
Yappli, Inc. (a)(b)	9,400	80,361
Yaskawa Electric Corp.	204,300	6,541,874
Yokogawa Electric Corp.	204,000	3,254,538
Yokohama Rubber Co., Ltd. (b)	46,600	726,839
Yoshinoya Holdings Co., Ltd. (b)	22,600	392,239
Z Holdings Corp.	2,899,300	7,295,218
Zenkoku Hosho Co., Ltd. (b)	15,800	604,722
Zenrin Co., Ltd. (b)	2,100	13,162
Zensho Holdings Co., Ltd.	20,500	514,267
Zeon Corp.	191,400	1,938,008
ZOZO, Inc.	33,800	835,106
		2,764,055,050
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	92,870	1,733,791
LUXEMBOURG — 0.1%
APERAM SA	31,015	976,141
ArcelorMittal SA	350,610	9,195,679
Eurofins Scientific SE	64,762	4,635,000
SES SA	223,839	1,454,853
		16,261,673
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	1,578,000	10,432,457
MGM China Holdings, Ltd. (a)(b)	639,200	704,312
Sands China, Ltd. (a)	1,716,800	5,697,041
SJM Holdings, Ltd. (a)(b)	71,250	41,262
Wynn Macau, Ltd. (a)(b)	817,200	910,914
		17,785,986
MALTA — 0.0% (e)
Catena Media PLC (a)(b)	60,932	111,432
Kindred Group PLC SDR	149,798	1,561,309
MGI Media & Games Invest SE (a)	171,652	316,012
		1,988,753
MEXICO — 0.0% (e)
Fresnillo PLC	132,422	1,436,482
NETHERLANDS — 4.0%
Aalberts NV	64,798	2,505,509
ABN AMRO Bank NV (f)	289,804	3,997,614
Adyen NV (a)(f)	19,510	26,827,114
Aegon NV	1,023,534	5,175,631
Akzo Nobel NV	188,303	12,572,451
Argenx SE (a)	37,671	14,003,177
ASM International NV	29,709	7,471,735
ASML Holding NV	259,863	139,723,219
Security Description	Shares	Value
ASR Nederland NV	97,277	$4,604,365
BE Semiconductor Industries NV	47,776	2,883,933
Euronext NV (f)	63,289	4,671,423
EXOR NV (a)	60,074	4,378,983
Fugro NV (a)	81,739	977,042
Heineken Holding NV	62,785	4,827,873
Heineken NV	145,383	13,635,455
IMCD NV	34,487	4,900,750
ING Groep NV	2,608,318	31,701,073
Koninklijke Ahold Delhaize NV	595,634	17,061,922
Koninklijke DSM NV	129,182	15,758,476
Koninklijke KPN NV	3,049,474	9,405,649
Koninklijke Philips NV	655,662	9,799,368
Merus NV (a)(b)	73,602	1,138,623
NN Group NV	139,051	5,663,025
OCI NV	26,037	928,674
Pharming Group NV (a)(b)	294,501	340,708
PostNL NV (b)	848,418	1,539,758
Randstad NV (b)	43,268	2,630,285
SBM Offshore NV	289,211	4,524,960
Shell PLC	4,630,674	129,563,777
Shop Apotheke Europe NV (a)(f)	15,032	707,652
Universal Music Group NV	559,335	13,437,345
Wolters Kluwer NV	202,922	21,171,728
		518,529,297
NEW ZEALAND — 0.3%
a2 Milk Co., Ltd. (a)(b)	1,085,186	5,065,084
Air New Zealand, Ltd. (a)	831,956	391,997
Auckland International Airport, Ltd. (a)	388,536	1,919,148
Contact Energy, Ltd.	464,435	2,264,673
Fisher & Paykel Healthcare Corp., Ltd.	458,113	6,547,977
Fletcher Building, Ltd.	287,429	858,022
Goodman Property Trust REIT	1,545,115	1,973,960
Infratil, Ltd.	749,583	4,100,737
Kiwi Property Group, Ltd.	1,797,069	1,034,266
Meridian Energy, Ltd.	835,307	2,768,239
Pushpay Holdings, Ltd. (a)	324,030	262,314
Ryman Healthcare, Ltd. (b)	272,786	921,275
Spark New Zealand, Ltd.	1,269,673	4,336,224
Vital Healthcare Property Trust REIT (b)	1,561,268	2,221,703
Xero, Ltd. (a)	69,248	3,299,917
		37,965,536
NORWAY — 0.8%
Aker BP ASA	211,711	6,535,511
Aker Horizons ASA (a)	1,247	1,632
Aker Solutions ASA	92,839	352,470
ArcticZymes Technologies ASA (a)	77,215	561,614

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
AutoStore Holdings, Ltd. (a)(b)(f)	309,419	$563,023
Crayon Group Holding ASA (a)(b)(f)	8,252	83,852
DNB Bank ASA	609,351	12,028,048
DNO ASA	530,456	635,944
Equinor ASA	734,092	26,215,975
Gjensidige Forsikring ASA	122,299	2,386,140
IDEX Biometrics ASA (a)(b)	1,287,812	130,664
Kahoot! ASA (a)(b)	372,181	734,274
Leroy Seafood Group ASA	182,322	1,020,714
LINK Mobility Group Holding ASA (a)(b)	177,977	135,863
Mowi ASA	229,155	3,889,424
NEL ASA (a)(b)	136,004	191,284
Nordic Semiconductor ASA (a)	410,725	6,833,603
Norsk Hydro ASA	1,341,440	9,984,203
Orkla ASA	971,572	6,996,581
Pexip Holding ASA (a)(b)	154,421	200,649
PGS ASA (a)	210,566	149,839
Salmar ASA	35,026	1,368,186
Schibsted ASA Class A	45,516	857,092
Schibsted ASA Class B	45,349	824,485
SpareBank 1 SR-Bank ASA	119,390	1,462,834
Storebrand ASA	743,539	6,445,866
Telenor ASA	553,667	5,148,299
TGS ASA	75,588	1,012,853
Tomra Systems ASA	142,638	2,397,813
		99,148,735
PORTUGAL — 0.2%
Banco Comercial Portugues SA Class R	5,569,321	870,180
EDP - Energias de Portugal SA	2,472,859	12,287,918
Galp Energia SGPS SA	278,327	3,745,729
Greenvolt-Energias Renovaveis SA (a)	158,981	1,323,445
Jeronimo Martins SGPS SA	160,676	3,460,494
Mota-Engil SGPS SA	360,535	450,194
NOS SGPS SA	854,386	3,450,414
		25,588,374
SAUDI ARABIA — 0.0% (e)
Delivery Hero SE (a)(f)	104,826	5,009,785
SINGAPORE — 1.4%
AIMS APAC REIT	1,947,431	1,800,488
BOC Aviation, Ltd. (f)	229,900	1,919,037
CapitaLand Ascendas REIT	1,560,934	3,188,905
CapitaLand Ascott Trust	2,175,126	1,702,865
Capitaland India Trust	1,262,500	1,063,693
CapitaLand Integrated Commercial Trust REIT	3,373,346	5,130,947
Capitaland Investment, Ltd.	3,561,446	9,825,045
CDL Hospitality Trusts Stapled Security	56,794	52,932
Security Description	Shares	Value
City Developments, Ltd.	427,900	$2,625,721
ComfortDelGro Corp., Ltd.	1,306,400	1,198,085
COSCO Shipping International Singapore Co., Ltd. (a)(b)	6,276,300	837,651
DBS Group Holdings, Ltd.	1,311,589	33,171,114
Digital Core REIT Management Pte., Ltd.	3,031,500	1,667,325
ESR-LOGOS REIT (b)	5,049,122	1,392,913
Frasers Centrepoint Trust REIT	1,055,076	1,651,998
Genting Singapore, Ltd.	8,800,964	6,266,717
Grab Holdings, Ltd. Class A (a)(b)	1,662,713	5,353,936
IGG, Inc. (a)	668,000	248,201
Jardine Cycle & Carriage, Ltd. (b)	143,133	3,052,195
Keppel Corp., Ltd.	2,065,375	11,180,005
Keppel Infrastructure Trust (b)	3,922,500	1,579,295
Keppel REIT	605,009	410,497
Manulife US Real Estate Investment Trust	1,821,900	546,570
Mapletree Logistics Trust REIT (b)	1,583,683	1,877,465
Mapletree Pan Asia Commercial Trust REIT	1,306,300	1,626,544
Oversea-Chinese Banking Corp., Ltd.	1,946,730	17,679,072
Parkway Life Real Estate Investment Trust	466,900	1,308,935
SATS, Ltd. (a)	433,100	917,092
Sea, Ltd. ADR (a)(b)	220,130	11,453,364
Sembcorp Industries, Ltd.	627,800	1,582,138
Sembcorp Marine, Ltd. (a)	32,200	3,313
Singapore Airlines, Ltd. (b)	207,789	856,750
Singapore Exchange, Ltd.	636,400	4,246,779
Singapore Technologies Engineering, Ltd.	440,500	1,100,265
Singapore Telecommunications, Ltd.	4,040,200	7,741,809
STMicroelectronics NV (b)	498,390	17,555,574
Suntec Real Estate Investment Trust	1,487,900	1,530,944
United Overseas Bank, Ltd.	862,508	19,742,764
UOL Group, Ltd.	432,454	2,166,784
Venture Corp., Ltd.	194,900	2,479,119
		189,734,846
SOUTH AFRICA — 0.3%
Anglo American PLC	916,553	35,683,125
SOUTH KOREA — 4.6%
Advanced Process Systems Corp. (a)	23,308	338,238
Alteogen, Inc. (a)	59,330	1,794,680
Amorepacific Corp. (a)(b)	19,489	2,119,207
AMOREPACIFIC Group (a)	19,013	524,756

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Anterogen Co., Ltd. (a)	3,707	$43,094
Asiana Airlines, Inc. (a)	152,544	1,688,902
BGF retail Co., Ltd. (a)	6,135	1,021,287
Biolog Device Co., Ltd. (a)	341,581	267,430
Bioneer Corp. (a)(b)	20,941	486,884
BIT Computer Co., Ltd.	75,355	365,899
BNC Korea Co., Ltd. (a)	56,916	209,300
BNK Financial Group, Inc. (a)	198,271	1,019,187
Bukwang Pharmaceutical Co., Ltd.	29,823	206,367
Cellid Co., Ltd. (a)	11,483	106,702
Celltrion Healthcare Co., Ltd.	59,781	2,742,031
Celltrion Pharm, Inc. (a)	3,990	211,096
Celltrion, Inc. (b)	77,508	9,837,907
Cheil Worldwide, Inc. (a)	45,967	837,912
Chunbo Co., Ltd.	2,850	492,017
CJ CGV Co., Ltd. (a)	113,668	1,523,664
CJ CheilJedang Corp. (b)	8,398	2,527,038
CJ Corp. (a)	9,396	624,914
CJ ENM Co., Ltd. (a)	10,397	860,867
CJ Logistics Corp. (a)	5,979	443,047
CMG Pharmaceutical Co., Ltd. (a)(b)	120,989	205,715
Com2uSCorp	6,321	297,929
Corestemchemon, Inc. (a)	34,412	211,452
CosmoAM&T Co., Ltd. (a)	13,742	562,938
Coupang, Inc. (a)	700,544	10,305,002
Coway Co., Ltd. (a)	35,348	1,562,636
CS Wind Corp.	15,060	819,397
CUROCOM Co., Ltd. (a)	71,706	37,767
Dae Han Flour Mills Co., Ltd. (a)	26,236	2,749,126
Daewoo Engineering & Construction Co., Ltd. (a)	130,334	430,839
Daewoo Shipbuilding & Marine Engineering Co., Ltd. (a)	1,210	18,133
DB HiTek Co., Ltd. (a)	25,219	740,914
DB Insurance Co., Ltd. (a)	41,616	2,149,090
Deutsch Motors, Inc.	80,774	362,828
Devsisters Co., Ltd. (a)(b)	12,964	573,102
DGB Financial Group, Inc. (a)	108,313	598,741
Digitech Systems Co., Ltd. (a)(c)	19,094	—
DIO Corp. (a)	16,446	256,217
DL E&C Co., Ltd. (a)(b)	18,786	501,406
DL Holdings Co., Ltd. (a)	8,039	376,361
Dongjin Semichem Co., Ltd.	22,290	527,944
Dongkuk Steel Mill Co., Ltd. (a)	41,611	366,914
Dongsuh Cos., Inc. (a)	32,542	519,848
Dongwon F&B Co., Ltd. (a)	14,869	1,846,131
Dongwon Industries Co., Ltd. (a)	85,300	3,329,027
Doosan Bobcat, Inc.	31,928	873,633
Doosan Enerbility Co., Ltd. (a)	225,528	2,746,644
Security Description	Shares	Value
Doosan Fuel Cell Co., Ltd. (a)	30,149	$699,781
Douzone Bizon Co., Ltd. (a)	12,569	366,285
Duksung Co., Ltd. (a)	18,935	74,871
Ecopro BM Co., Ltd.	26,778	1,950,379
Ecopro Co., Ltd.	14,345	1,168,474
E-MART, Inc.	10,587	820,503
Eone Diagnomics Genome Center Co., Ltd. (a)	123,445	182,556
Eubiologics Co., Ltd. (a)	10,298	72,481
F&F Co., Ltd. (a)(b)	13,070	1,493,567
Fila Holdings Corp.	31,896	838,705
GAEASOFT (a)	43,538	316,765
GeneOne Life Science, Inc. (a)	61,138	345,216
Genexine, Inc. (a)	11,103	164,196
Gradiant Corp. (a)	38,082	450,238
Gravity Co., Ltd. ADR (b)	1,923	77,535
Green Cross Corp. (a)	3,916	401,045
Green Cross Holdings Corp. (a)	23,594	317,199
GS Engineering & Construction Corp. (a)	54,349	909,040
GS Holdings Corp.	44,299	1,534,438
GS Retail Co., Ltd. (a)	61,379	1,366,405
Hana Financial Group, Inc.	192,052	6,386,545
Hana Tour Service, Inc. (a)	56,053	2,681,856
Hancom, Inc. (a)	108,109	1,051,594
Hanjin Kal Corp. (a)	23,042	682,422
Hankook Shell Oil Co., Ltd. (a)	6,292	1,161,868
Hankook Tire & Technology Co., Ltd. (a)	50,687	1,248,636
Hanmi Pharm Co., Ltd. (a)	4,529	1,067,333
Hanmi Science Co., Ltd. (a)	24,976	640,942
Hanon Systems	165,669	1,059,915
Hansol Chemical Co., Ltd. (a)(b)	6,033	885,031
Hanssem Co., Ltd.	28,660	1,010,863
Hanwha Aerospace Co., Ltd. (a)	40,720	2,370,100
Hanwha Corp. (a)	34,174	693,209
Hanwha Solutions Corp. (a)	77,374	2,631,144
Harim Co., Ltd. (a)	575,434	1,235,511
HD Hyundai Co., Ltd.	29,059	1,312,194
HDC Hyundai Engineering Plastics Co., Ltd. (a)	621,664	1,944,390
Helixmith Co., Ltd. (a)	8,052	67,180
Hite Jinro Co., Ltd. (a)	22,047	445,473
HL Mando Co., Ltd. (a)	21,303	678,933
HLB Global Co., Ltd. (a)	53,663	232,137
HLB, Inc. (a)(b)	70,999	1,594,600
HMM Co., Ltd. (a)(b)	234,824	3,630,533
Hotel Shilla Co., Ltd. (a)(b)	60,168	3,954,101
HS Industries Co., Ltd. (a)	94,850	288,788
Hucentech Co., Ltd. (a)	167,826	199,745
Hugel, Inc. (a)	4,610	491,806

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Humasis Co., Ltd. (a)	22,334	$251,688
Huons Co., Ltd.	49,125	1,132,458
Huons Global Co., Ltd.	28,705	425,638
HYBE Co., Ltd. (a)	12,249	1,680,665
Hyosung Advanced Materials Corp. (a)	1,617	426,469
Hyosung TNC Corp. (a)	1,670	462,238
Hyundai Bioland Co., Ltd. (a)	170,268	1,811,075
Hyundai Construction Equipment Co., Ltd. (a)	1,651	81,212
Hyundai Electric & Energy System Co., Ltd.	1,901	63,893
Hyundai Elevator Co., Ltd. (a)(b)	56,214	1,258,091
Hyundai Engineering & Construction Co., Ltd. (a)	45,091	1,244,504
Hyundai Glovis Co., Ltd. (a)	13,990	1,808,909
Hyundai Heavy Industries Co., Ltd.	11,374	1,043,404
Hyundai Marine & Fire Insurance Co., Ltd. (a)	68,990	1,606,766
Hyundai Mipo Dockyard Co., Ltd.	14,878	994,220
Hyundai Mobis Co., Ltd.	43,293	6,864,568
Hyundai Motor Co.	96,248	11,493,435
Hyundai Motor Co. Preference Shares (d)	12,703	742,390
Hyundai Motor Co. Preference Shares (d)	12,734	745,208
Hyundai Rotem Co., Ltd. (a)(b)	46,148	1,036,460
Hyundai Steel Co. (a)	53,687	1,299,187
Hyundai Wia Corp. (a)	10,621	415,349
IGIS Value Plus REIT Co., Ltd.	14,640	56,036
Iljin Materials Co., Ltd. (a)	13,747	564,230
Industrial Bank of Korea	71,311	553,795
Inscobee, Inc. (a)	38,016	38,783
Jeil Pharmaceutical Co., Ltd. (a)	5,516	91,606
Jenax, Inc. (a)(c)	19,545	—
JYP Entertainment Corp. (a)	17,681	948,020
Kakao Corp. (b)	199,868	8,393,033
Kakao Games Corp. (a)	25,908	914,822
KakaoBank Corp. (a)	208,057	3,998,248
Kakaopay Corp. (a)(b)	11,052	473,720
Kangstem Biotech Co., Ltd. (a)	29,419	67,353
Kangwon Land, Inc. (a)	53,593	983,280
KB Financial Group, Inc.	306,623	11,760,550
KCC Corp.	1,797	290,618
KCC Glass Corp.	1,410	41,202
KG Eco Technology Service Co., Ltd.	22,921	173,471
Kia Corp. (a)	180,875	8,482,315
KineMaster Corp. (a)	16,277	110,315
Security Description	Shares	Value
KIWOOM Securities Co., Ltd. (a)	55,320	$3,674,875
KMW Co., Ltd. (a)	23,962	502,169
Koh Young Technology, Inc. (a)	315,491	3,181,107
Korea Aerospace Industries, Ltd. (a)	46,200	1,859,692
Korea Electric Power Corp. ADR (b)	499,370	4,314,557
Korea Investment Holdings Co., Ltd. (a)	36,211	1,526,332
Korea Shipbuilding & Offshore Engineering Co., Ltd.	28,093	1,570,720
Korea Zinc Co., Ltd. (a)	8,601	3,836,270
Korean Air Lines Co., Ltd. (a)	158,404	2,874,948
Krafton, Inc. (a)(b)	29,267	3,888,380
KT&G Corp. (a)	69,832	5,053,087
Kumho Petrochemical Co., Ltd. (a)	11,293	1,125,281
L&F Co., Ltd. (a)(b)	15,539	2,132,081
LabGenomics Co., Ltd. (a)	77,266	384,955
LEENO Industrial, Inc.	5,802	713,492
LG Chem, Ltd. (a)	30,363	14,407,117
LG Chem, Ltd. Preference Shares (a)	12,774	2,803,310
LG Corp. (a)	74,482	4,600,272
LG Display Co., Ltd. ADR (b)	364,318	1,807,017
LG Display Co., Ltd. (a)	136,624	1,345,171
LG Electronics, Inc. (a)	78,263	5,353,697
LG Energy Solution, Ltd. (a)(b)	22,364	7,702,271
LG H&H Co., Ltd. (a)	6,343	3,621,705
LG H&H Co., Ltd. Preference Shares (a)	1,604	400,207
LG Innotek Co., Ltd. (a)	16,954	3,385,437
LG Uplus Corp.	144,652	1,264,061
Lotte Chemical Corp. (a)	8,587	1,212,163
Lotte Confectionery Co., Ltd. (a)	11,815	1,144,593
Lotte Corp. (a)(b)	49,509	1,205,913
LOTTE Fine Chemical Co., Ltd. (a)	10,543	472,747
Lotte Shopping Co., Ltd. (a)	8,541	614,655
LS Corp. (a)	17,632	971,886
LX Holdings Corp. (a)	35,627	238,359
LX Semicon Co., Ltd. (a)	6,989	396,292
ME2ON Co., Ltd. (a)	328,704	1,011,197
Medifron DBT Co., Ltd. (a)	76,026	69,142
MedPacto, Inc. (a)	12,977	228,342
Medytox, Inc.	10,069	1,019,242
Meritz Financial Group, Inc. (a)	24,100	813,816
Meritz Fire & Marine Insurance Co., Ltd. (a)	34,084	1,339,640
Meritz Securities Co., Ltd. (a)	341,682	1,686,118
Mirae Asset Securities Co., Ltd. (a)	244,750	1,176,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Modetour Network, Inc. (a)	262,049	$3,533,361
Muhak Co., Ltd. (a)	5,240	20,450
Naturecell Co., Ltd. (a)	14,378	173,400
NAVER Corp.	101,505	14,248,428
NCSoft Corp. (a)	10,597	3,754,414
NeoPharm Co., Ltd. (a)	4,129	62,694
Netmarble Corp. (a)(f)	39,918	1,906,720
Nexon Games Co. Ltd. (a)(b)	118,356	1,212,108
NH Investment & Securities Co., Ltd. (a)	91,800	636,683
NHN Corp. (a)	8,026	158,045
NongShim Co., Ltd. (a)	2,418	682,662
OCI Co., Ltd. (b)	8,386	535,855
Orion Corp/Republic of Korea (a)	10,516	1,064,490
Orion Holdings Corp. (a)	1,346	16,339
Oscotec, Inc. (a)	18,494	253,022
Ottogi Corp. (a)	4,330	1,629,957
Pan Ocean Co., Ltd. (a)(b)	153,943	697,583
Pearl Abyss Corp. (a)	21,909	726,835
Pharmicell Co., Ltd. (a)	25,536	228,198
POSCO Chemtech Co., Ltd. (a)	19,139	2,724,413
POSCO Holdings, Inc. ADR (b)	238,351	12,982,979
Prostemics Co., Ltd. (a)	53,897	42,112
Rsupport Co., Ltd. (a)(b)	55,919	187,060
S-1 Corp. (a)	23,355	1,095,256
Sajo Industries Co., Ltd. (a)	93,476	3,326,548
Samsung Biologics Co., Ltd. (a)(f)	11,356	7,373,093
Samsung C&T Corp. (a)	58,467	5,247,928
Samsung Electro-Mechanics Co., Ltd. (a)	34,998	3,611,893
Samsung Electronics Co., Ltd. GDR	131,658	145,482,090
Samsung Electronics Co., Ltd. Preference Shares	438,459	17,510,620
Samsung Engineering Co., Ltd. (a)	80,093	1,409,307
Samsung Fire & Marine Insurance Co., Ltd. (a)	21,071	3,332,701
Samsung Heavy Industries Co., Ltd. (a)	473,041	1,911,617
Samsung Life Insurance Co., Ltd. (a)(b)	51,754	2,905,919
Samsung SDI Co., Ltd.	37,314	17,439,758
Samsung SDS Co., Ltd. (a)	23,450	2,281,020
Samsung Securities Co., Ltd. (a)	61,963	1,541,112
SD Biosensor, Inc.	19,884	474,102
Seegene, Inc.	24,924	536,127
Seoulin Bioscience Co., Ltd.	35,121	323,574
Shin Poong Pharmaceutical Co., Ltd. (a)(b)	15,685	262,347
Shinhan Financial Group Co., Ltd.	330,640	9,204,055
Security Description	Shares	Value
Shinsegae Food Co., Ltd.	36,731	$1,395,749
Shinsegae, Inc.	6,333	1,101,827
SK Biopharmaceuticals Co., Ltd. (a)	12,695	723,851
SK Bioscience Co., Ltd. (a)(b)	12,600	732,384
SK Chemicals Co., Ltd.	6,673	386,290
SK Hynix, Inc.	362,863	21,522,123
SK IE Technology Co., Ltd. (a)(f)	13,595	569,818
SK Innovation Co., Ltd. (a)	41,969	5,111,290
SK, Inc.	25,214	3,768,641
SKC Co., Ltd. (a)	12,686	887,870
SM Entertainment Co., Ltd. (a)	12,447	754,990
S-Oil Corp.	25,659	1,692,337
Solus Advanced Materials Co, Ltd. (a)	10,478	248,588
T&R Biofab Co., Ltd. (a)	22,579	204,452
Taihan Electric Wire Co., Ltd. (a)(b)	477,847	564,952
Wemade Co., Ltd.	17,759	443,097
Wemade Play Co., Ltd. (a)	14,616	143,328
WONIK IPS Co., Ltd. (a)	21,310	417,100
Wonpung Mulsan Co., Ltd. (a)	101,873	77,583
Woori Financial Group, Inc.	431,900	3,944,994
XIILab Co., Ltd. (a)	26,140	277,008
Youlchon Chemical Co., Ltd. (a)	82,390	2,374,943
Yuhan Corp. (a)	34,972	1,581,968
Yungjin Pharmaceutical Co., Ltd. (a)	51,600	132,622
		610,021,721
SPAIN — 2.0%
Abertis Infraestructuras SA (a)	1,256	4,021
Acciona SA	17,352	3,183,401
Acerinox SA	182,844	1,803,485
ACS Actividades de Construccion y Servicios SA (b)	183,657	5,247,130
Aedas Homes SA (f)	14,954	219,924
Aena SME SA (a)(f)	46,381	5,806,362
Almirall SA	99,908	963,906
Amadeus IT Group SA (a)	299,453	15,516,147
Amper SA (a)(b)	3,848,144	612,754
Applus Services SA	154,911	1,060,584
Atlantica Sustainable Infrastructure PLC	59,896	1,551,306
Atresmedia Corp. de Medios de Comunicacion SA (b)	152,300	518,834
Audax Renovables SA (a)(b)	363,382	290,671
Banco Bilbao Vizcaya Argentaria SA	2,990,863	17,983,712
Banco de Sabadell SA	3,113,153	2,926,468
Banco Santander SA	8,337,041	24,935,813

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bankinter SA	549,210	$3,673,951
Befesa SA (f)	40,732	1,958,813
CaixaBank SA	2,835,509	11,112,190
Cellnex Telecom SA (f)	282,851	9,333,901
Cia de Distribucion Integral Logista Holdings SA	80,238	2,020,962
CIE Automotive SA	36,571	939,071
Construcciones y Auxiliar de Ferrocarriles SA	28,855	816,080
Deoleo SA (a)(b)	4,412,304	1,045,404
Distribuidora Internacional de Alimentacion SA (a)	11,323,671	153,482
eDreams ODIGEO SA (a)	185,396	781,562
Ence Energia y Celulosa SA	306,056	917,853
Endesa SA	204,695	3,852,553
Ercros SA	68,013	235,181
Faes Farma SA	220,252	825,074
Ferrovial SA	270,520	7,064,791
Fluidra SA (b)	68,119	1,055,604
Fomento de Construcciones y Contratas SA	71,722	675,129
Gestamp Automocion SA (f)	112,628	434,411
Global Dominion Access SA (f)	73,601	281,604
Grenergy Renovables SA (a)(b)	33,434	989,117
Grifols SA (a)(b)	274,453	3,154,639
Grifols SA ADR (a)(b)	169,407	1,439,959
Grupo Catalana Occidente SA	46,419	1,463,926
Grupo Ezentis SA (a)(b)	1,431,011	136,536
Iberdrola SA	3,646,474	42,536,255
Indra Sistemas SA	334,643	3,803,622
Industria de Diseno Textil SA	721,344	19,130,873
Inmobiliaria Colonial Socimi SA REIT	195,616	1,254,714
Laboratorios Farmaceuticos Rovi SA	27,048	1,040,943
Lar Espana Real Estate Socimi SA REIT	154,910	698,509
Let's GOWEX SA (a)(b)(c)	4,019	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (b)	546,962	602,425
Mapfre SA (b)	643,742	1,243,530
Mediaset Espana Comunicacion SA (a)	135,624	479,684
Melia Hotels International SA (a)(b)	71,701	350,322
Merlin Properties Socimi SA REIT	210,673	1,972,977
Metrovacesa SA (a)(f)	1,427	9,701
Miquel y Costas & Miquel SA	44,347	553,753
Neinor Homes SA (f)	58,606	511,636
Obrascon Huarte Lain SA (a)(b)	1,191,744	570,315
Oryzon Genomics SA (a)(b)	88,423	234,036
Security Description	Shares	Value
Pharma Mar SA	34,382	$2,359,435
Prosegur Cash SA (b)(f)	1,055,710	673,770
Prosegur Cia de Seguridad SA	177,165	335,238
Red Electrica Corp. SA (b)	290,279	5,037,350
Repsol SA	1,159,019	18,368,893
Sacyr SA	430,024	1,193,252
Solaria Energia y Medio Ambiente SA (a)	80,438	1,469,708
Soltec Power Holdings SA (a)(b)	88,889	391,610
Talgo SA (b)(f)	57,623	202,944
Tecnicas Reunidas SA (a)(b)	70,098	682,286
Telefonica SA (b)	2,487,382	8,986,015
Tubacex SA (a)	513,509	1,094,988
Unicaja Banco SA (f)	2,427,867	2,671,465
Viscofan SA (b)	28,093	1,804,931
		257,251,491
SWEDEN — 2.9%
AAK AB	113,453	1,936,524
Acast AB (a)	81,629	51,393
Acconeer AB (a)	50,441	201,871
Acuvi AB Class B (a)	175	327
AFRY AB	95,012	1,558,381
Alfa Laval AB	345,277	9,977,725
Arise AB (a)	33,102	159,800
Arjo AB Class B	49,722	185,822
Assa Abloy AB Class B	663,034	14,234,916
Atlas Copco AB Class A	1,646,479	19,452,139
Atlas Copco AB Class B	1,048,548	11,180,353
Atrium Ljungberg AB Class B	38,051	624,110
Beijer Alma AB	58,266	913,735
Beijer Ref AB	136,929	1,933,131
BHG Group AB (a)	134,862	240,356
BICO Group AB (a)(b)	72,158	732,695
Bilia AB Class A	201,840	2,214,148
Billerud AB	141,850	1,730,326
BioInvent International AB (a)(b)	26,750	82,282
Biotage AB	39,041	695,053
Boliden AB	178,166	6,690,095
BoneSupport Holding AB (a)(f)	68,837	531,497
Boozt AB (a)(b)(f)	43,525	502,525
Bravida Holding AB (f)	130,705	1,397,431
Brighter AB (a)	1,979,850	3,211
Bure Equity AB	54,745	1,294,608
Byggfakta Group Nordic Holdco AB (a)	25,772	103,786
Camurus AB (a)	22,501	545,492
Cantargia AB (a)(b)	161,013	47,595
Castellum AB (b)	220,130	2,667,250
Catena AB	31,473	1,173,800
CDON AB (a)(b)	13,354	233,130
Cell Impact AB (a)	234,811	246,766
Cellavision AB	3,914	86,022

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Cibus Nordic Real Estate AB (b)	55,770	$767,543
Cint Group AB (a)	167,889	674,811
Ctek AB (a)(b)	50,124	197,234
Diamyd Medical AB (a)	187,784	240,959
Dometic Group AB (f)	193,435	1,249,034
Electrolux AB Class B (b)	323,411	4,369,672
Electrolux Professional AB Class B	218,709	919,797
Elekta AB Class B	174,064	1,049,112
Embracer Group AB (a)(b)	218,863	993,333
Enad Global 7 AB (a)	84,989	228,388
Epiroc AB Class A	427,543	7,790,109
Epiroc AB Class B	262,077	4,216,825
EQT AB (b)	330,037	6,987,491
Essity AB Class B	397,033	10,414,043
Evolution AB (f)	148,676	14,488,758
Expres2ion Biotech Holding AB Class A (a)	270,226	428,700
Fabege AB	182,715	1,555,432
Fastighets AB Balder Class B (a)	465,255	2,166,531
G5 Entertainment AB (b)	11,353	229,250
Genovis AB (a)	200,702	885,096
Getinge AB Class B	67,073	1,392,379
H & M Hennes & Mauritz AB Class B (b)	682,465	7,351,588
Hansa Biopharma AB (a)	94,020	444,135
Hemnet Group AB	44,447	535,778
Hexagon AB Class B	1,215,662	12,717,228
Hexatronic Group AB	199,170	2,705,745
Hexpol AB	208,757	2,225,913
HMS Networks AB	34,384	1,120,669
Holmen AB Class B	64,896	2,577,902
Hufvudstaden AB Class A	118,579	1,687,726
Husqvarna AB Class B	275,367	1,932,419
Industrivarden AB Class A	145,557	3,541,312
Industrivarden AB Class C (b)	109,845	2,667,190
Indutrade AB	174,862	3,542,720
Instalco AB	227,779	866,345
Intervacc AB (a)	22,394	55,880
Intrum AB	47,736	578,174
Investment AB Latour Class B	80,387	1,520,637
Investor AB Class B	1,047,181	18,950,665
INVISIO AB	21,912	346,151
JM AB	54,194	895,128
Kancera AB (a)(b)	246,620	50,415
Kinnevik AB Class B (a)	215,211	2,957,744
KNOW IT AB	256,065	5,008,498
L E Lundbergforetagen AB Class B	47,752	2,035,286
Lindab International AB	20,352	248,845
Loomis AB	47,646	1,307,813
Lyko Group AB Class A (a)(b)	5,618	83,573
Maha Energy AB (a)(b)	155,891	127,547
Medicover AB Class B	8,159	109,392
Security Description	Shares	Value
MIPS AB (b)	24,431	$1,008,003
Modern Times Group MTG AB Class B (a)	121,750	1,041,118
Mycronic AB	74,315	1,396,504
NCC AB Class B (b)	94,641	883,328
Neobo Fastigheter AB (a)(b)	54,541	102,335
Net Insight AB Class B (a)	548,056	318,487
Nibe Industrier AB Class B	1,008,246	9,395,910
Nolato AB Class B	212,294	1,113,476
Nyfosa AB (b)	186,338	1,441,417
Oncopeptides AB (a)(b)(f)	323,624	377,372
Orron Energy AB (a)	152,188	328,052
Pandox AB (a)	49,516	553,161
Peab AB Class B	199,456	1,131,326
PowerCell Sweden AB (a)(b)	34,589	395,203
Readly International AB (a)(b)	402,331	457,181
Rvrc Holding AB	20,691	70,575
Saab AB Class B	65,502	2,581,858
Sagax AB Class B	157,965	3,585,462
Samhallsbyggnadsbolaget i Norden AB (b)	545,409	909,757
Sandvik AB	870,887	15,746,928
Scandinavian Enviro Systems AB (a)	687,476	106,821
Sectra AB Class B (a)	135,268	1,931,751
Securitas AB Class B (b)	330,830	2,761,071
Sedana Medical AB (a)(b)	159,659	286,542
Skandinaviska Enskilda Banken AB Class A	1,162,463	13,382,354
Skanska AB Class B	267,440	4,235,098
SKF AB Class B (b)	244,656	3,736,936
SSAB AB Class A	241,821	1,321,492
SSAB AB Class B	409,976	2,132,607
Stillfront Group AB (a)	331,313	557,090
Storskogen Group AB Class B	393,990	281,629
Svenska Cellulosa AB SCA Class B	330,069	4,179,913
Svenska Handelsbanken AB Class A	995,746	10,043,947
Swedbank AB Class A	581,533	9,895,465
SwedenCare AB	126,120	372,205
Swedish Orphan Biovitrum AB (a)	146,971	3,042,530
Tele2 AB Class B	572,769	4,678,021
Telefonaktiebolaget LM Ericsson Class B	2,146,254	12,544,447
Telia Co. AB (b)	962,320	2,462,254
Tethys Oil AB	206,344	1,198,120
Thule Group AB (b)(f)	59,355	1,240,135
Trelleborg AB Class B	162,759	3,761,444
Truecaller AB Class B (a)(b)	243,974	767,080
Viaplay Group AB Class B (a)	10,585	201,196
Vicore Pharma Holding AB (a)(b)	126,245	216,880
Vimian Group AB (a)	68,297	178,420

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Vitec Software Group AB Class B	11,547	$463,454
Vitrolife AB	66,907	1,195,651
Volvo AB Class A	137,444	2,613,144
Volvo AB Class B	1,025,978	18,559,080
Volvo Car AB Class B (a)(b)	74,088	336,896
Wallenstam AB Class B (b)	273,620	1,152,831
Wihlborgs Fastigheter AB	172,124	1,296,774
Xbrane Biopharma AB (a)(b)	80,264	632,437
Xvivo Perfusion AB (a)	8,529	149,797
		377,818,175
SWITZERLAND — 6.1%
ABB, Ltd.	1,340,036	40,641,386
Accelleron Industries AG (a)	66,990	1,386,212
Adecco Group AG	200,042	6,585,905
Alcon, Inc.	344,066	23,495,558
ALSO Holding AG (a)	4,219	771,568
Aryzta AG (a)	267,546	318,383
Ascom Holding AG (b)	21,140	169,769
Bachem Holding AG Class B (b)	20,947	1,807,845
Baloise Holding AG	32,509	5,014,088
Barry Callebaut AG	2,035	4,022,930
Belimo Holding AG	2,912	1,384,868
BKW AG	12,863	1,758,722
Bucher Industries AG	4,323	1,807,324
Cembra Money Bank AG	17,654	1,467,350
Chocoladefabriken Lindt & Spruengli AG (d)	1,124	11,456,247
Chocoladefabriken Lindt & Spruengli AG (d)	12	1,232,166
Cie Financiere Richemont SA Class A	349,552	45,299,703
Clariant AG (a)	191,169	3,027,049
Comet Holding AG	29,855	6,318,211
Credit Suisse Group AG	1,595,550	4,766,645
Daetwyler Holding AG Bearer Shares	4,581	911,051
DKSH Holding AG	20,077	1,523,352
dormakaba Holding AG	2,000	731,734
Dufry AG (a)	30,903	1,286,289
EMS-Chemie Holding AG	4,349	2,942,579
Flughafen Zurich AG (a)	12,937	2,000,956
Forbo Holding AG	357	419,818
Galenica AG (f)	32,344	2,641,147
Geberit AG	25,980	12,229,021
Georg Fischer AG	44,090	2,697,248
Givaudan SA	6,397	19,587,874
Helvetia Holding AG	21,454	2,499,720
Holcim AG (d)	406,211	21,021,814
Idorsia, Ltd. (a)(b)	65,064	943,752
Inficon Holding AG	1,572	1,374,566
Interroll Holding AG	220	558,798
IWG PLC (a)	455,441	909,431
Julius Baer Group, Ltd.	194,849	11,343,026
Security Description	Shares	Value
Kuehne + Nagel International AG	48,346	$11,245,200
Leonteq AG	30,385	1,435,176
Logitech International SA (b)	112,497	6,938,045
Lonza Group AG	45,431	22,249,012
Medartis Holding AG (a)(f)	2,296	203,493
Medmix AG (f)	49,522	942,053
Meyer Burger Technology AG (a)	323,195	187,063
Mobimo Holding AG	4,308	1,098,885
Molecular Partners AG (a)(b)	85,920	572,057
Novartis AG	1,468,813	132,704,365
OC Oerlikon Corp. AG	124,256	813,869
On Holding AG Class A (a)(b)	146,728	2,517,853
Partners Group Holding AG	12,935	11,419,486
PSP Swiss Property AG	26,010	3,050,243
Roche Holding AG Bearer Shares	1	387
Roche Holding AG	466,652	146,522,272
Schindler Holding AG (d)	30,291	5,693,477
Schindler Holding AG (d)	15,128	2,727,357
Schweiter Technologies AG Bearer Shares	317	252,175
SFS Group AG	10,991	1,039,464
SGS SA	4,278	9,941,310
SIG Group AG (a)	257,437	5,620,652
Sika AG	113,431	27,180,775
Sonova Holding AG	37,043	8,780,296
St Galler Kantonalbank AG Class A	1,960	1,018,980
Straumann Holding AG	65,265	7,449,183
Sulzer AG (b)	50,381	3,920,700
Swatch Group AG Bearer Shares	19,749	5,613,907
Swatch Group AG	39,031	2,026,642
Swiss Life Holding AG	21,654	11,159,346
Swiss Prime Site AG	47,570	4,120,985
Swisscom AG	17,311	9,478,764
Tecan Group AG	4,016	1,790,098
Temenos AG	64,857	3,556,900
u-blox Holding AG (a)	10,815	1,288,168
UBS Group AG	2,261,866	42,061,613
Valiant Holding AG	10,482	1,132,944
VAT Group AG (f)	17,091	4,669,914
Vontobel Holding AG	17,731	1,174,784
VZ Holding AG	9,104	706,515
Wizz Air Holdings PLC (a)(b)(f)	55,986	1,282,597
Zur Rose Group AG (a)(b)	5,759	159,101
Zurich Insurance Group AG	103,404	49,433,192
		803,533,403
TURKEY — 0.0% (e)
Eldorado Gold Corp. (a)(b)	69,243	576,961
UNITED ARAB EMIRATES — 0.0% (e)
Borr Drilling, Ltd. (a)	48,959	265,147

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
UNITED KINGDOM — 10.0%
3i Group PLC	642,080	$10,361,187
Abrdn PLC (b)	2,454,256	5,587,087
Admiral Group PLC	163,303	4,197,864
Afren PLC (c)	55,933	—
AO World PLC (a)(b)	208,159	130,205
Argo Blockchain PLC (a)(b)	642,568	48,696
Ashtead Group PLC	292,852	16,627,229
Associated British Foods PLC	238,466	4,520,769
AstraZeneca PLC	991,077	133,737,289
Auto Trader Group PLC (f)	497,415	3,085,045
AVEVA Group PLC	75,775	2,928,642
Aviva PLC	1,552,765	8,270,714
Avon Protection PLC	180,598	2,335,345
B&M European Value Retail SA	517,250	2,559,110
Babcock International Group PLC (a)	345,449	1,172,656
BAE Systems PLC	2,087,576	21,495,410
Balfour Beatty PLC	1,791,846	7,276,672
Barclays PLC	9,389,484	17,904,223
Barratt Developments PLC	1,074,402	5,128,238
Beazley PLC	352,209	2,878,854
Bellway PLC	67,095	1,539,517
Berkeley Group Holdings PLC	65,724	2,982,912
Big Yellow Group PLC REIT	186,184	2,568,831
Bodycote PLC	139,923	956,862
BP PLC	12,837,743	73,336,559
British American Tobacco PLC	1,472,214	58,112,965
British Land Co. PLC REIT	1,153,489	5,482,141
Britvic PLC	143,571	1,341,892
BT Group PLC (b)	6,296,744	8,487,066
Bunzl PLC	221,574	7,353,603
Burberry Group PLC	366,139	8,940,704
Capita PLC (a)	1,547,622	451,633
Capital & Counties Properties PLC REIT	501,489	642,452
Capricorn Energy PLC (b)	247,125	778,244
Cazoo Group, Ltd. (a)	39,135	6,136
Centrica PLC	4,559,175	5,293,382
CK Hutchison Holdings, Ltd.	1,212,000	7,275,152
Close Brothers Group PLC	99,700	1,255,658
CNH Industrial NV	663,896	10,603,341
Coca-Cola Europacific Partners PLC	154,167	8,528,518
Compass Group PLC	1,115,937	25,739,774
ConvaTec Group PLC (f)	1,033,483	2,891,630
Croda International PLC	86,558	6,876,128
Currys PLC (b)	677,561	436,861
Darktrace PLC (a)(b)	261,511	813,797
DCC PLC	56,418	2,768,902
Dechra Pharmaceuticals PLC	84,237	2,652,786
Derwent London PLC REIT	75,548	2,151,961
Security Description	Shares	Value
DEV Clever Holdings PLC (a)(b)(c)	3,498,648	$946,918
Diageo PLC	1,439,268	63,192,308
Diploma PLC	79,903	2,668,162
Direct Line Insurance Group PLC	955,501	2,543,561
Drax Group PLC	256,093	2,165,622
DS Smith PLC	457,118	1,767,824
easyJet PLC (a)	277,587	1,083,870
Endava PLC ADR (a)(b)	36,938	2,825,757
EnQuest PLC (a)(b)	8,909,525	2,293,496
Entain PLC	365,082	5,803,464
Experian PLC	739,054	25,007,806
Farfetch, Ltd. Class A (a)(b)	180,171	852,209
Firstgroup PLC (b)	659,514	801,263
Frasers Group PLC (a)	103,771	886,266
Future PLC	74,515	1,135,664
Games Workshop Group PLC	21,251	2,189,457
Genuit Group PLC	139,929	472,981
Genus PLC	41,871	1,502,941
Grafton Group PLC CDI	145,384	1,379,123
Great Portland Estates PLC REIT	188,258	1,120,955
Gym Group PLC (a)(f)	627,909	823,290
Haleon PLC (a)	3,246,516	12,783,788
Halma PLC	252,928	6,005,840
Hammerson PLC REIT (b)	2,701,168	773,318
Hargreaves Lansdown PLC	130,837	1,347,521
Hays PLC	922,883	1,284,428
Hiscox, Ltd.	195,494	2,562,066
HomeServe PLC (a)	261,535	3,765,769
Howden Joinery Group PLC	396,170	2,676,322
HSBC Holdings PLC	12,901,488	80,032,543
IG Group Holdings PLC	241,100	2,267,951
IMI PLC	154,166	2,388,549
Immunocore Holdings PLC ADR (a)(b)	36,230	2,067,646
Impact Healthcare Reit PLC	242,539	306,338
Imperial Brands PLC	637,656	15,885,330
Inchcape PLC	276,693	2,729,240
Indivior PLC (a)	107,343	2,391,357
Informa PLC	793,501	5,914,099
IntegraFin Holdings PLC	139,923	508,643
InterContinental Hotels Group PLC	131,716	7,516,452
Intermediate Capital Group PLC	197,082	2,721,564
International Consolidated Airlines Group SA (a)(b)	451,337	672,344
International Distributions Services PLC	302,502	775,064
Intertek Group PLC	111,497	5,410,392
Investec PLC	376,470	2,315,905
ITV PLC	2,423,531	2,191,114
J Sainsbury PLC	1,631,254	4,271,788
JD Sports Fashion PLC	1,376,003	2,088,028

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
John Wood Group PLC (a)	692,176	$1,125,284
Johnson Matthey PLC	132,030	3,378,079
Jupiter Fund Management PLC	555,532	887,436
Just Eat Takeaway.com NV (a)(b)(f)	39,338	822,227
Keller Group PLC	66,944	644,216
Kingfisher PLC	2,591,703	7,360,561
Lancashire Holdings, Ltd.	132,076	1,032,683
Land Securities Group PLC REIT	816,711	6,104,770
Legal & General Group PLC	3,910,156	11,735,303
Lloyds Banking Group PLC	46,377,555	25,333,141
London Stock Exchange Group PLC	206,230	17,702,572
LondonMetric Property PLC REIT	469,869	973,849
M&G PLC	1,688,328	3,815,028
Man Group PLC	1,823,893	4,688,496
Marks & Spencer Group PLC (a)	1,997,501	2,962,646
Marshalls PLC	204,306	671,416
Melrose Industries PLC	2,769,317	4,480,481
Micro Focus International PLC	237,873	1,514,812
Moneysupermarket.com Group PLC	551,144	1,275,557
National Express Group PLC (a)	420,103	656,945
National Grid PLC	2,519,565	30,229,058
NatWest Group PLC	2,754,748	8,787,899
NewRiver REIT PLC (b)	744,521	698,556
Next PLC	141,288	9,867,610
Ninety One PLC (b)	240,145	537,010
Nomad Foods, Ltd. (a)	97,489	1,680,710
Ocado Group PLC (a)(b)	308,520	2,289,061
Oxford Nanopore Technologies PLC (a)	716,821	2,125,481
Pearson PLC	789,041	8,914,302
Pennon Group PLC	183,596	1,962,232
Pensana PLC (a)(b)	86,600	46,356
Persimmon PLC	83,673	1,224,914
Petrofac, Ltd. (a)(b)	197,591	166,972
Phoenix Group Holdings PLC	371,496	2,719,667
Playtech PLC (a)	323,422	1,980,236
Provident Financial PLC	73,502	169,051
Quilter PLC (f)	1,335,037	1,492,218
Reckitt Benckiser Group PLC	474,353	32,832,291
Redrow PLC	136,065	742,746
RELX PLC (d)	832,873	22,922,632
RELX PLC (d)	396,097	10,923,455
Rentokil Initial PLC	1,223,228	7,474,821
Restaurant Group PLC (a)	2,081,518	782,206
Rightmove PLC	674,323	4,148,188
Rolls-Royce Holdings PLC (a)	6,114,222	6,854,674
Rotork PLC	723,932	2,669,928
Security Description	Shares	Value
RS GROUP PLC	366,753	$3,950,654
S4 Capital PLC (a)	117,918	268,368
Sage Group PLC	742,027	6,655,111
Schroders PLC	444,693	2,332,257
Segro PLC REIT	654,052	6,007,695
Serco Group PLC	1,197,570	2,238,626
Severn Trent PLC	158,410	5,051,519
Shaftesbury PLC REIT (b)	206,648	914,763
Smith & Nephew PLC	632,843	8,446,037
Smiths Group PLC	377,271	7,254,304
Spectris PLC	81,677	2,949,444
Spirax-Sarco Engineering PLC	47,724	6,093,776
Spirent Communications PLC	532,111	1,665,479
SSE PLC	870,076	17,918,045
SSP Group PLC (a)	431,364	1,188,253
St James's Place PLC	345,985	4,557,231
Standard Chartered PLC	1,923,898	14,403,940
Subsea 7 SA	167,070	1,917,294
Supermarket Income REIT PLC (b)	1,626,614	2,005,571
Tate & Lyle PLC	516,237	4,416,422
Taylor Wimpey PLC	1,629,587	1,992,575
Telecom Plus PLC	41,146	1,086,405
Tesco PLC	4,618,166	12,454,745
THG PLC (a)(b)	491,768	259,690
Tiziana Life Sciences, Ltd. (a)(b)	244,448	147,720
TP ICAP Group PLC	541,454	1,136,545
Trainline PLC (a)(f)	186,742	616,840
Travis Perkins PLC	94,147	1,007,241
Tritax Big Box REIT PLC	1,438,049	2,397,544
Trustpilot Group PLC (a)(b)(f)	362,993	421,362
Unilever PLC (d)	1,666,174	83,817,376
Unilever PLC (d)	26,730	1,337,088
UNITE Group PLC REIT	175,417	1,920,184
United Utilities Group PLC	469,612	5,600,384
Victrex PLC	62,697	1,204,429
Virgin Money UK PLC CDI	492,608	1,095,724
Vodafone Group PLC	18,456,618	18,702,522
Weir Group PLC	76,652	1,538,897
WH Smith PLC	71,327	1,273,690
Whitbread PLC	182,879	5,653,620
Wickes Group PLC	105,886	186,343
Wise PLC Class A (a)	305,785	2,070,141
Workspace Group PLC REIT	156,400	836,442
WPP PLC	887,844	8,759,637
		1,312,790,687
UNITED STATES — 3.3%
Access Bio, Inc.	32,108	309,781
Accustem Sciences, Inc. (a)	11	15
Adaptimmune Therapeutics PLC ADR (a)	187,784	274,165
Argonaut Gold, Inc. (a)	232,572	89,256
Atlassian Corp. Class A (a)	27,921	3,592,874

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bausch Health Cos., Inc. (a)(b)	223,740	$1,403,587
Brookfield Renewable Corp. Class A (b)	125,063	3,440,052
Carnival PLC (a)(b)	212,336	1,479,898
Constellium SE (a)	54,087	639,849
CyberArk Software, Ltd. (a)	40,732	5,280,904
Energy Fuels, Inc. (a)(b)	19,265	119,149
Ferguson PLC	36,784	4,619,438
Fiverr International, Ltd. (a)(b)	14,710	428,649
Flex, Ltd. (a)	573,694	12,311,473
Gen Digital, Inc.	13,245	283,840
Globant SA (a)	26,443	4,446,655
GSK PLC	2,597,278	44,914,460
Hecla Mining Co. (b)	16,668	92,674
Inmode, Ltd. (a)	21,235	758,090
International Game Technology PLC (b)	69,348	1,572,813
James Hardie Industries PLC CDI	278,755	4,990,595
Monday.com, Ltd. (a)	23,019	2,808,318
Nestle SA	1,739,919	201,486,080
Nitro Software, Ltd. (a)(b)	476,360	717,157
Nordic American Tankers, Ltd. (b)	261,487	800,150
PolyPeptide Group AG (a)(f)	11,759	321,809
QIAGEN NV (a)	154,260	7,739,440
REC Silicon ASA (a)(b)	494,481	701,991
Rhi Magnesita NV	22,191	593,665
Schneider Electric SE (d)	377,688	52,691,577
Schneider Electric SE (d)	2,000	279,375
Signify NV (f)	97,296	3,258,471
Sinch AB (a)(b)(f)	409,572	1,502,753
Spotify Technology SA (a)	76,404	6,032,096
Stellantis NV (d)	696,559	9,864,948
Stellantis NV (d)	711,942	10,078,249
Stratasys, Ltd. (a)	30,410	360,663
Swiss Re AG	175,741	16,426,807
Tenaris SA	249,248	4,331,970
UroGen Pharma, Ltd. (a)	91,829	814,523
Waste Connections, Inc. (b)	171,446	22,710,158
Zymeworks, Inc. (a)(b)	23,813	187,170
		434,755,587
ZAMBIA — 0.1%
First Quantum Minerals, Ltd. (b)	382,730	7,991,019
TOTAL COMMON STOCKS (Cost $13,209,206,159)		13,025,413,905

PREFERRED STOCKS — 0.0% (e)
GERMANY — 0.0% (e)
Dr. Ing. h.c. F. Porsche AG, (a)	34,505	3,489,211
Security Description	Shares	Value
RIGHTS — 0.0% (e)
CANADA — 0.0% (e)
Pan American Silver Corp. (expiring 02/22/29) (a)(d)	32,412	$18,494
SOUTH KOREA — 0.0% (e)
Genexine, Inc. (expiring 01/23/23) (a)	2,528	7,997
Hanwha Solutions Corp. (expiring 01/09/23)	658	494
Lotte Chemical Corp. (expiring 01/20/23) (a)(b)	1,718	48,229
		56,720
TOTAL RIGHTS (Cost $14,245)		75,214
WARRANTS — 0.0% (e)
AUSTRALIA — 0.0% (e)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)	23,421	—
FRANCE — 0.0% (e)
Vantiva SA (expiring 09/22/24) (a)(b)	7,094	197
TOTAL WARRANTS (Cost $0)		197
SHORT-TERM INVESTMENTS — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g)(h)	14,646,041	14,648,971
State Street Navigator Securities Lending Portfolio II (i)(j)	450,888,101	450,888,101
TOTAL SHORT-TERM INVESTMENTS (Cost $465,537,071)		465,537,072
TOTAL INVESTMENTS — 102.9% (Cost $13,678,526,437)		13,494,515,599
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(380,044,006)
NET ASSETS — 100.0%		$13,114,471,593
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $1,312,786, representing 0.01% of the Fund's net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(f)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	720	03/17/2023	$69,963,444	$70,178,400	$214,956

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$12,970,788,907	$53,312,212	$1,312,786	$13,025,413,905
Preferred Stocks	3,489,211	—	—	3,489,211
Rights	18,494	56,720	—	75,214
Warrants	197	—	—	197
Short-Term Investments	465,537,072	—	—	465,537,072
TOTAL INVESTMENTS	$13,439,833,881	$53,368,932	$1,312,786	$13,494,515,599
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	214,956	—	—	214,956
TOTAL OTHER FINANCIAL INSTRUMENTS:	$214,956	$—	$—	$214,956
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	18.0%
Industrials	15.9
Health Care	11.1
Consumer Discretionary	10.7
Information Technology	9.4
Consumer Staples	8.8
Materials	8.5
Energy	5.8
Communication Services	4.6
Real Estate	3.4
Utilities	3.1
Short-Term Investments	3.6
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO DEVELOPED WORLD EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	5,175,127	$5,176,162	$267,374,787	$257,906,840	$4,861	$—	14,646,041	$14,648,970	$502,408
State Street Navigator Securities Lending Portfolio II	327,294,380	327,294,380	852,967,221	729,373,500	—	—	450,888,101	450,888,101	1,093,693
Total		$332,470,542	$1,120,342,008	$987,280,340	$4,861	$—		$465,537,071	$1,596,101
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 8.2%
29Metals, Ltd. (a)	109,360	$141,650
88 Energy, Ltd. (a)(b)	10,171,087	75,873
Abacus Property Group REIT	221,064	394,275
Accent Group, Ltd.	299,010	340,660
Adairs, Ltd. (a)	87,681	130,814
Adbri, Ltd. (a)	243,913	273,753
Aeris Resources, Ltd. (a)(b)	234,097	89,695
AET&D Holdings No. 1 Pty, Ltd. (a)(c)	110,316	—
Alkane Resources, Ltd. (b)	246,432	89,408
Alliance Aviation Services, Ltd. (a)(b)	61,756	131,084
AMA Group, Ltd. (a)(b)	445,425	64,944
Anteotech, Ltd. (b)	1,404,580	54,293
Appen, Ltd. (a)	52,032	87,861
Arafura Rare Earths, Ltd. (b)	584,655	184,365
ARB Corp., Ltd. (a)	26,286	457,590
Archer Materials, Ltd. (a)(b)	175,051	73,007
Ardent Leisure Group, Ltd.	197,958	81,218
Arena REIT (a)	230,950	599,850
AUB Group, Ltd.	38,515	588,460
Audinate Group, Ltd. (a)(b)	50,477	256,048
Aurelia Metals, Ltd. (b)	598,327	50,719
Aussie Broadband, Ltd. (a)(b)	68,165	120,650
Austal, Ltd.	157,534	222,210
Australian Agricultural Co., Ltd. (a)(b)	212,094	251,705
Australian Ethical Investment, Ltd.	57,962	152,904
Australian Finance Group, Ltd.	167,154	164,932
Australian Strategic Materials, Ltd. (b)	46,500	45,251
AVZ Minerals, Ltd. (a)(b)(c)	1,403,169	556,662
Baby Bunting Group, Ltd. (a)	98,446	180,923
Bapcor, Ltd.	52,664	230,713
Bega Cheese, Ltd.	98,615	259,478
Bellevue Gold, Ltd. (a)(b)	332,383	254,708
Betmakers Technology Group, Ltd. (a)(b)	711,298	132,651
Bigtincan Holdings, Ltd. (a)(b)	207,026	74,409
Blackmores, Ltd.	9,303	455,497
Boss Energy, Ltd. (b)	127,367	183,976
BrainChip Holdings, Ltd. (a)(b)	634,324	320,474
Bravura Solutions, Ltd.	105,274	62,468
Bubs Australia, Ltd. (a)(b)	490,369	99,763
BWP Trust REIT (a)	186,942	495,689
BWX, Ltd. (a)(b)	64,580	7,445
Calix, Ltd. (a)(b)	73,732	223,506
Capricorn Metals, Ltd. (b)	117,050	365,136
Carnarvon Energy, Ltd. (b)	605,337	61,576
Cedar Woods Properties, Ltd. (a)	72,897	214,054
Cenntro Electric Group, Ltd. (b)	110,590	48,660
Centuria Capital Group (a)	273,309	316,012
Security Description	Shares	Value
Centuria Industrial REIT	150,216	$317,831
Centuria Office REIT	140,513	145,792
Chalice Mining, Ltd. (b)	154,571	660,381
Champion Iron, Ltd. (a)	145,881	723,172
Charter Hall Retail REIT	410,623	1,066,517
Charter Hall Social Infrastructure REIT	203,365	468,901
City Chic Collective, Ltd. (a)(b)	100,888	32,498
Clinuvel Pharmaceuticals, Ltd. (a)	22,981	337,718
Collins Foods, Ltd. (a)	57,079	278,311
Cooper Energy, Ltd. (a)(b)	1,014,497	127,277
Core Lithium, Ltd. (a)(b)	772,848	537,210
Costa Group Holdings, Ltd. (a)	242,755	452,717
Credit Corp. Group, Ltd.	29,397	374,789
Cromwell Property Group REIT (a)	449,049	204,030
Data#3, Ltd.	49,873	228,971
De Grey Mining, Ltd. (b)	589,223	513,462
Deep Yellow, Ltd. (b)	236,913	112,464
Deterra Royalties, Ltd.	318,177	988,235
Dexus Industria REIT	155,833	306,467
Dicker Data, Ltd. (a)	38,758	267,831
Dubber Corp., Ltd. (a)(b)	285,088	92,800
Eclipx Group, Ltd. (b)	163,614	221,355
Elders, Ltd.	80,191	551,429
Electro Optic Systems Holdings, Ltd. (a)(b)	50,663	16,663
Emeco Holdings, Ltd. (a)	221,561	115,694
EML Payments, Ltd. (a)(b)	251,510	107,454
Estia Health, Ltd. (a)	111,177	156,067
EVT, Ltd.	20,655	178,311
Family Zone Cyber Safety, Ltd. (a)(b)	733,725	139,321
Firefinch, Ltd. (a)(b)(d)	454,763	18,504
G8 Education, Ltd. (a)	29,308	21,962
GDI Property Group Partnership REIT	243,568	118,101
Gold Road Resources, Ltd. (a)	518,344	594,060
GrainCorp, Ltd. Class A	117,200	589,735
GUD Holdings, Ltd. (a)	71,248	366,242
GWA Group, Ltd.	154,862	215,290
Hansen Technologies, Ltd.	108,871	379,491
Hastings Technology Metals, Ltd. (a)(b)	50,500	120,548
Healius, Ltd. (a)	65,253	135,852
Helia Group, Ltd.	99,259	185,109
HMC Capital, Ltd REIT (a)	126,517	365,497
HomeCo Daily Needs REIT (a)	632,352	551,046
Hotel Property Investments, Ltd. REIT	106,222	256,443
HUB24, Ltd. (a)	33,214	598,915
Humm Group, Ltd. (a)	132,527	50,778
Imdex, Ltd.	347,130	520,248
Imugene, Ltd. (b)	2,328,561	228,971
Infomedia, Ltd. (a)	236,535	191,685

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ingenia Communities Group REIT	205,823	$623,918
Inghams Group, Ltd.	95,212	184,665
Insignia Financial, Ltd.	177,504	403,254
Integral Diagnostics, Ltd. (a)	71,718	142,502
InvoCare, Ltd. (a)	139,126	1,040,662
ioneer, Ltd. (b)	802,880	206,900
IPH, Ltd.	116,260	688,288
IRESS, Ltd.	30,789	199,400
Iris Energy, Ltd. (a)(b)	32,935	41,169
Jervois Global, Ltd. (b)	611,443	114,029
Johns Lyng Group, Ltd. (a)	77,412	324,956
Judo Capital Holdings, Ltd. (b)	192,420	172,899
Jumbo Interactive, Ltd.	14,715	139,506
Jupiter Mines, Ltd.	1,069,052	159,495
Karoon Energy, Ltd. (b)	680,300	1,010,347
Kelsian Group, Ltd. (a)	68,337	266,471
Kogan.com, Ltd. (a)(b)	70,666	167,728
Lake Resources NL (a)(b)	577,017	313,043
Leo Lithium, Ltd. (b)	353,514	116,272
Lifestyle Communities, Ltd. (a)	37,377	483,371
Link Administration Holdings, Ltd.	203,743	272,882
Lovisa Holdings, Ltd.	40,794	639,325
MA Financial Group, Ltd. (a)	36,711	113,026
MACA, Ltd.	3,092	2,254
Magellan Financial Group, Ltd.	72,506	439,579
Mayne Pharma Group, Ltd. (a)	1,050,796	142,519
McMillan Shakespeare, Ltd.	46,795	426,505
Megaport, Ltd. (a)(b)	74,423	318,465
Mesoblast, Ltd. (a)(b)	188,668	111,312
Mincor Resources NL (b)	224,309	228,933
Monadelphous Group, Ltd.	52,530	475,926
Monash IVF Group, Ltd.	357,943	231,816
Morella Corp., Ltd. (b)	33,794	275
Mount Gibson Iron, Ltd. (a)(b)	383,518	126,140
Myer Holdings, Ltd.	491,295	226,557
Nanosonics, Ltd. (a)(b)	162,900	473,919
Neometals, Ltd. (a)(b)	340,999	184,999
Nick Scali, Ltd. (a)	46,838	337,960
Novonix, Ltd. (a)(b)	139,888	139,452
NRW Holdings, Ltd.	221,060	421,252
Nufarm, Ltd.	188,349	782,978
Nuix, Ltd. (a)(b)	165,169	70,006
OceanaGold Corp. (b)	361,646	688,621
OFX Group, Ltd. (b)	253,594	409,300
Omni Bridgeway, Ltd. (b)	133,508	327,749
oOh!media, Ltd.	324,269	282,575
Opthea, Ltd. (a)(b)	182,842	113,455
Pact Group Holdings, Ltd.	58,819	40,486
Paladin Energy, Ltd. (b)	1,342,059	637,082
Paradigm Biopharmaceuticals, Ltd. (b)	123,320	117,499
Pendal Group, Ltd.	140,409	477,044
Peninsula Energy, Ltd. (b)	983,205	86,679
Perenti, Ltd. (b)	490,706	437,596
Security Description	Shares	Value
Perpetual, Ltd. (a)	51,422	$857,854
Perseus Mining, Ltd.	630,352	901,968
PEXA Group, Ltd. (b)	27,093	219,559
Pinnacle Investment Management Group, Ltd. (a)	64,952	384,532
Platinum Asset Management, Ltd. (a)	211,985	257,326
PointsBet Holdings, Ltd. (a)(b)	96,681	97,363
PolyNovo, Ltd. (a)(b)	389,555	533,637
PPK Group, Ltd. (b)	81,393	78,655
PPK MINING EQUIPMENT GROUP (c)	22,984	—
Praemium, Ltd. (a)	320,508	173,882
Ramelius Resources, Ltd.	338,878	213,723
Red 5, Ltd. (b)	1,392,194	193,544
Redbubble, Ltd. (a)(b)	188,563	66,494
Regis Resources, Ltd.	454,664	635,161
Renascor Resources, Ltd. (a)(b)	1,787,649	260,643
Resolute Mining, Ltd. (b)	599,630	81,328
RPMGlobal Holdings, Ltd. (b)	159,437	189,214
Rural Funds Group REIT (a)	227,161	371,259
Sandfire Resources, Ltd.	261,617	965,141
Sayona Mining, Ltd. (a)(b)	3,001,956	386,798
Select Harvests, Ltd. (a)	53,926	142,623
Service Stream, Ltd. (a)	242,331	112,571
Sigma Healthcare, Ltd. (a)	504,086	208,526
Silver Lake Resources, Ltd. (b)	400,742	322,039
Silver Mines, Ltd. (b)	1,038,753	140,886
SiteMinder, Ltd. (a)(b)	72,733	149,945
SmartGroup Corp., Ltd.	110,151	380,964
SolGold PLC (a)(b)	763,395	146,926
Solvar, Ltd. (a)	90,857	112,755
Southern Cross Media Group, Ltd. (a)	157,372	113,659
Southern Cross Payment, Ltd. (a)	218,742	—
Splitit, Ltd. (b)	136,908	14,855
St Barbara, Ltd. (b)	397,952	209,150
Starpharma Holdings, Ltd. (a)(b)	268,130	100,008
Strike Energy, Ltd. (b)	1,932,777	412,875
Superloop, Ltd. (b)	117,363	57,703
Symbio Holdings, Ltd. (a)	50,876	53,822
Syrah Resources, Ltd. (b)	324,829	453,783
Tabcorp Holdings, Ltd.	315,421	229,945
Talga Group, Ltd. (a)(b)	189,076	179,511
Telix Pharmaceuticals, Ltd. (b)	151,860	748,693
Temple & Webster Group, Ltd. (a)(b)	37,086	115,941
Tritium DCFC Ltd. (b)	46,918	78,822
Tyro Payments, Ltd. (a)(b)	201,374	193,235
United Malt Grp, Ltd. (a)	119,129	280,332
Vita Group, Ltd.	285	21
Vulcan Energy Resources, Ltd. (a)(b)	53,892	231,342
Waypoint REIT, Ltd.	329,905	615,244

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Webjet, Ltd. (a)(b)	186,130	$780,065
Weebit Nano, Ltd. (a)(b)	96,078	211,755
West African Resources, Ltd. (b)	440,619	351,097
Westgold Resources, Ltd. (b)	225,389	133,742
Whispir, Ltd. (b)	131,708	41,979
Zip Co., Ltd. (a)(b)	281,030	97,196
		55,772,296
AUSTRIA — 0.4%
AT&S Austria Technologie & Systemtechnik AG	13,969	477,069
DO & Co. AG (b)	4,173	394,592
FACC AG (b)	12,547	75,926
Kontron AG	26,077	425,531
Palfinger AG	6,019	151,922
Porr AG	8,986	112,782
S IMMO AG	33,322	443,825
Schoeller-Bleckmann Oilfield Equipment AG	5,576	346,347
		2,427,994
BELGIUM — 0.9%
AGFA-Gevaert NV (b)	104,112	296,673
Care Property Invest NV REIT (a)	4,841	81,425
Econocom Group SA	55,808	169,749
Fagron	26,422	374,199
Gimv NV	2,605	122,328
Intervest Offices & Warehouses NV REIT	15,411	316,448
Ion Beam Applications	12,397	205,870
Kinepolis Group NV (a)(b)	9,921	410,610
Materialise NV ADR (a)(b)	20,922	184,114
Mithra Pharmaceuticals SA (a)(b)	8,296	30,147
Montea NV REIT	5,065	360,014
Ontex Group NV (a)(b)	45,341	301,955
Recticel SA (a)	33,856	561,504
Retail Estates NV REIT	6,072	401,781
Telenet Group Holding NV	15,472	251,815
Tessenderlo Group SA (b)	29,654	1,055,468
X-Fab Silicon Foundries SE (b)(e)	50,881	359,212
Xior Student Housing NV REIT (a)	9,205	283,914
		5,767,226
BERMUDA — 0.0% (f)
Conduit Holdings, Ltd.	40,218	207,059
BOSNIA AND HERZEGOVINA — 0.0%
Adriatic Metals PLC CDI (b)	84,199	179,864
BRAZIL — 0.1%
ERO Copper Corp. (a)(b)	32,344	444,955
BURKINA FASO — 0.1%
IAMGOLD Corp. (a)(b)	232,438	595,269
Security Description	Shares	Value
CANADA — 8.1%
Absolute Software Corp. (a)	19,086	$199,178
AcuityAds Holdings, Inc. (a)(b)	29,067	44,836
ADENTRA, Inc. (a)	10,483	219,261
Advantage Energy, Ltd. (a)(b)	211,303	1,476,836
Aecon Group, Inc. (a)	32,601	219,193
Ag Growth International, Inc. (a)	7,302	233,619
Aimia, Inc. (a)(b)	74,063	201,699
AirBoss of America Corp. (a)	7,127	39,134
Alaris Equity Partners Income	26,410	312,644
Algoma Steel Group, Inc. (a)	25,942	163,699
Altius Minerals Corp. (a)	41,955	687,716
Altus Group, Ltd. (a)	11,583	461,969
Americas Gold & Silver Corp. (a)(b)	74,114	42,118
Anaergia, Inc. (b)	19,658	62,966
Andlauer Healthcare Group, Inc. (a)	7,034	245,810
Aris Mining Corp. (a)	39,876	98,590
Artis Real Estate Investment Trust	90,080	599,004
Athabasca Oil Corp. (a)(b)	314,431	559,267
Atrium Mortgage Investment Corp. (a)	40,047	317,137
Aurinia Pharmaceuticals, Inc. (b)	56,185	242,719
Aurora Cannabis, Inc. (a)(b)	117,890	108,759
AutoCanada, Inc. (a)(b)	19,020	327,212
Automotive Properties Real Estate Investment Trust	15,641	149,721
Aya Gold & Silver, Inc. (b)	68,564	456,436
Badger Infrastructure Solutions, Ltd. (a)	17,369	341,753
BELLUS Health, Inc. (a)(b)	75,680	618,867
Bitfarms, Ltd. (a)(b)	110,161	45,529
Boardwalk Real Estate Investment Trust	24,350	888,314
Calian Group, Ltd. (a)	2,027	99,918
Calibre Mining Corp. (b)	80,173	53,253
Canaccord Genuity Group, Inc. (a)	62,647	387,917
Canopy Growth Corp. (a)(b)	127,586	295,671
Capstone Copper Corp. (a)(b)	200,511	731,041
Cardinal Energy, Ltd. (a)	71,313	401,052
Cascades, Inc. (a)	29,297	182,924
Celestica, Inc. (a)(b)	66,354	747,306
Centerra Gold, Inc. (a)	73,063	378,000
Cineplex, Inc. (a)(b)	20,421	121,325
Cogeco, Inc. (a)	5,024	235,710
Colossus Minerals, Inc. (a)(b)(c)	390	—
Converge Technology Solutions Corp. (a)(b)	90,953	308,110
Copper Mountain Mining Corp. (a)(b)	79,417	100,227

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Corus Entertainment, Inc. Class B (a)	183,137	$291,949
Cronos Group, Inc. (a)(b)	59,942	152,183
Denison Mines Corp. (a)(b)	346,847	396,777
dentalcorp Holdings, Ltd. (a)(b)	19,861	130,457
Diversified Royalty Corp. (a)	71,439	157,119
Doman Building Materials Group, Ltd. (a)	66,764	283,326
Dorel Industries, Inc. Class B (a)	19,743	75,769
Dream Office Real Estate Investment Trust	39,438	434,853
DREAM Unlimited Corp. Class A (a)	25,279	474,442
Dundee Precious Metals, Inc. (a)	88,721	426,269
Dye & Durham, Ltd.	23,569	285,448
ElectraMeccanica Vehicles Corp. (a)(b)	64,940	39,204
Endeavour Silver Corp. (a)(b)	94,266	304,724
Enghouse Systems, Ltd. (a)	8,569	227,482
Enthusiast Gaming Holdings, Inc. (a)(b)	54,349	29,682
Equinox Gold Corp. (a)(b)	125,218	409,399
Essa Pharma, Inc. (a)(b)	24,961	62,902
Exchange Income Corp. (a)	24,181	939,257
Extendicare, Inc. (a)	52,653	254,920
Fiera Capital Corp. (a)	35,185	225,400
Filo Mining Corp. (b)	27,538	472,330
Firm Capital Mortgage Investment Corp. (a)	35,704	281,690
Fission Uranium Corp. (a)(b)	233,609	137,929
Fortuna Silver Mines, Inc. (a)(b)	124,444	467,486
GASFRAC Energy Services, Inc. (b)(c)	21,904	—
Global Atomic Corp. (a)(b)	63,102	163,466
goeasy, Ltd. (a)	1,924	151,157
GoGold Resources, Inc. (b)	205,040	328,379
Gold Royalty Corp.	52,593	122,542
GoldMining, Inc. (b)	82,496	93,763
Headwater Exploration, Inc. (a)	64,183	280,426
Heroux-Devtek, Inc. (a)(b)	12,994	126,061
HEXO Corp. (a)(b)	9,697	9,948
Home Capital Group, Inc. (a)	32,562	1,023,278
Hudbay Minerals, Inc. (a)	178,446	900,823
Hut 8 Mining Corp. (a)(b)	70,432	60,298
i-80 Gold Corp. (a)(b)	36,120	100,767
Interfor Corp. (a)(b)	30,893	478,802
InterRent Real Estate Investment Trust	41,572	392,724
Jamieson Wellness, Inc. (a)(e)	18,898	489,414
K92 Mining, Inc. (b)	118,217	669,194
Karora Resources, Inc. (b)	63,180	216,825
Killam Apartment Real Estate Investment Trust	43,393	519,134
Knight Therapeutics, Inc. (a)(b)	82,050	313,679
Security Description	Shares	Value
Labrador Iron Ore Royalty Corp. (a)	20,167	$499,803
Largo, Inc. (b)	19,554	105,927
Laurentian Bank of Canada (a)	41,965	1,000,383
Liberty Gold Corp. (b)	390,191	161,266
Li-Cycle Holdings Corp. (a)(b)	53,503	254,674
Lightstream Resources, Ltd. (a)(b)(c)	64,736	—
Lundin Gold, Inc. (a)	23,612	230,552
MAG Silver Corp. (a)(b)	56,616	883,744
Major Drilling Group International, Inc. (b)	37,095	288,010
Marathon Gold Corp. (b)	94,230	73,718
Martinrea International, Inc. (a)	78,265	650,403
Milestone Pharmaceuticals, Inc. (b)	22,093	87,488
Minto Apartment Real Estate Investment Trust (e)	21,736	225,389
Morguard North American Residential Real Estate Investment Trust	23,306	278,650
MTY Food Group, Inc. (a)	11,159	470,013
Mullen Group, Ltd. (a)	67,564	725,530
NanoXplore, Inc. (a)(b)	52,999	101,699
Neptune Wellness Solutions, Inc. (a)(b)	9,083	2,860
New Gold, Inc. (a)(b)	387,454	380,319
New Pacific Metals Corp. (b)	59,539	131,826
NexGen Energy, Ltd. (a)(b)	165,104	729,896
NFI Group, Inc. (a)	38,870	273,104
North American Construction Group, Ltd. (a)	21,195	282,819
North West Co., Inc. (a)	30,916	811,603
Novagold Resources, Inc. (a)(b)	82,086	490,111
NuVista Energy, Ltd. (a)(b)	62,456	575,262
Optiva, Inc. (b)	2	28
Organigram Holdings, Inc. (a)(b)	213,294	173,160
Orla Mining, Ltd. (a)(b)	56,765	229,582
Osisko Gold Royalties, Ltd.	47,180	568,270
Osisko Mining, Inc. (a)(b)	102,077	263,677
Parex Resources, Inc. (a)	55,460	824,768
Park Lawn Corp. (a)	14,554	277,664
Peyto Exploration & Development Corp. (a)	64,552	660,789
Polaris Renewable Energy, Inc. (a)	30,525	316,976
Poseidon Concepts Corp. (b)(c)	43,064	—
Precision Drilling Corp. (b)	14,101	1,079,313
Profound Medical Corp. (a)(b)	9,895	105,745
PyroGenesis Canada, Inc. (a)(b)	49,159	37,369
Real Matters, Inc. (a)(b)	42,369	130,708
Repare Therapeutics, Inc. (b)	23,140	340,389
Richelieu Hardware, Ltd. (a)	15,878	424,327

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Rogers Sugar, Inc. (a)	71,773	$301,405
Russel Metals, Inc. (a)	36,438	773,966
Sabina Gold & Silver Corp. (b)	275,078	270,013
Sandstorm Gold, Ltd. (a)	118,352	621,917
Savaria Corp. (a)	26,663	275,298
Seabridge Gold, Inc. (a)(b)	26,623	334,028
Secure Energy Services, Inc.	84,126	436,478
ShawCor, Ltd. (b)	58,418	592,393
Sienna Senior Living, Inc. (a)	43,024	346,110
Sierra Wireless, Inc. (a)(b)	19,229	556,597
Silvercorp Metals, Inc. (a)	71,001	208,557
SilverCrest Metals, Inc. (a)(b)	61,816	369,541
Skeena Resources, Ltd. (b)	20,205	107,515
Slate Grocery REIT Class U,	12,407	138,359
Slate Office REIT	40,859	130,271
Sleep Country Canada Holdings, Inc. (a)(e)	19,065	323,343
SNDL, Inc. (a)(b)	152,590	318,913
Solaris Resources, Inc. (a)(b)	21,077	100,178
Southern Pacific Resource Corp. (b)(c)	281,142	—
Sprott, Inc. (a)	14,521	482,694
Stelco Holdings, Inc. (a)	5,923	193,608
SunOpta, Inc. (a)(b)	35,825	302,363
Tamarack Valley Energy, Ltd. (a)	95,948	315,826
Taseko Mines, Ltd. (a)(b)	108,483	158,527
TECSYS, Inc. (a)	4,857	95,100
TELUS Corp.	200	3,857
Timbercreek Financial Corp. (a)	29,023	152,296
Torex Gold Resources, Inc. (a)(b)	42,819	491,410
Transat AT, Inc. (a)(b)	46,978	101,934
Transcontinental, Inc. Class A (a)	38,516	434,351
Trisura Group, Ltd. (a)(b)	17,665	590,463
True North Commercial Real Estate Investment Trust	57,406	245,309
Twin Butte Energy, Ltd. (b)(c)	83,708	—
Uni-Select, Inc. (a)(b)	41,770	1,320,659
Valeura Energy, Inc. (b)	179	276
Victoria Gold Corp. (b)	14,369	75,824
Wajax Corp. (a)	13,401	195,138
Well Health Technologies Corp. (a)(b)	67,795	142,100
Wesdome Gold Mines, Ltd. (a)(b)	99,650	550,118
Western Forest Products, Inc. (a)	215,177	184,217
Westport Fuel Systems, Inc. (a)(b)	63,316	48,599
Westshore Terminals Investment Corp. (a)	32,978	545,922
		54,791,404
Security Description	Shares	Value
CAYMAN ISLANDS — 0.0% (f)
Cazoo Group, Ltd. (b)	231,866	$36,356
Vertical Aerospace, Ltd. (b)	26,448	89,659
		126,015
CHINA — 0.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	87,000	127,742
BOE Varitronix, Ltd.	180,000	342,244
China Glass Holdings, Ltd. (a)	524,000	54,381
China Tobacco International HK Co., Ltd. (a)	197,000	293,798
China Yuchai International, Ltd.	9,264	65,543
Differ Group Auto, Ltd. (a)(b)	1,086,000	205,931
GCL New Energy Holdings, Ltd. (b)	388,100	63,648
Greenland Hong Kong Holdings, Ltd.	194,000	18,642
HG Semiconductor, Ltd. (a)(b)	217,053	82,316
Inspur International, Ltd. (b)	378,000	172,414
Theme International Holdings, Ltd. (a)(b)	1,470,000	148,790
TI Fluid Systems PLC (e)	118,909	191,096
Towngas Smart Energy Co., Ltd. (b)	216,827	108,900
Vesync Co., Ltd.	148,000	91,588
VSTECS Holdings, Ltd.	570,000	328,638
Zensun Enterprises, Ltd. (a)(b)	251,072	44,714
		2,340,385
COLOMBIA — 0.0% (f)
Canacol Energy, Ltd. (a)	58,801	85,058
Gran Tierra Energy, Inc. (b)	194,614	193,903
		278,961
DENMARK — 1.1%
AMAG Pharmaceuticals, Inc. (c)	308,573	—
Atlantic Sapphire ASA (a)(b)	34,356	25,913
Bang & Olufsen A/S (b)	59,385	69,971
Better Collective A/S (b)	14,237	173,804
cBrain A/S	9,587	216,840
Cementir Holding NV	39,357	257,903
D/S Norden A/S	8,810	528,510
FLSmidth & Co. A/S	20,623	744,966
H&H International A/S Class B (b)	33,860	498,581
Matas A/S	30,335	303,444
NNIT A/S (b)(e)	8,897	83,890
NTG Nordic Transport Group A/S Class A (b)	8,315	284,611
Per Aarsleff Holding A/S	13,265	498,781
Scandinavian Tobacco Group A/S Class A (e)	34,214	599,543
Spar Nord Bank A/S	39,907	609,385
Sydbank A/S	38,347	1,610,300
Zealand Pharma A/S (b)	24,881	719,165
		7,225,607

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
EGYPT — 0.1%
Centamin PLC	476,518	$647,147
FINLAND — 1.0%
Aktia Bank Oyj	27,265	297,387
Caverion Oyj	73,928	546,774
Citycon Oyj (a)(b)	56,931	380,051
Finnair Oyj (a)(b)	359,047	148,755
F-Secure Oyj (a)(b)	73,133	220,885
Harvia Oyj	6,899	130,177
Kamux Corp.	16,428	75,917
Marimekko Oyj	17,279	161,543
Musti Group Oyj	21,319	355,170
Nokian Renkaat Oyj	61,409	627,861
Oriola Oyj Class B	40,186	74,626
Outokumpu Oyj (a)	163,415	825,108
QT Group Oyj (a)(b)	8,179	388,442
Raisio Oyj Class V	52,021	138,243
Remedy Entertainment Oyj (a)	9,822	229,043
Revenio Group Oyj	11,698	481,909
Rovio Entertainment Oyj (e)	31,893	206,780
Talenom Oyj	15,005	145,728
Tecnotree Oyj (a)(b)	148,416	98,840
Terveystalo Oyj (a)(e)	30,402	202,791
Tokmanni Group Corp.	25,151	303,051
Uponor Oyj	13,297	235,716
WithSecure Oyj (b)	73,133	107,164
YIT Oyj (a)	81,793	214,742
		6,596,703
FRANCE — 1.6%
AB Science SA (a)(b)	24,110	182,436
Atos SE (a)(b)	48,711	468,505
Aubay	6,148	319,871
Beneteau SA	32,062	483,845
Bigben Interactive (a)	25,533	173,583
Boiron SA	3,727	201,666
Bonduelle SCA	14,969	213,754
Carbios (b)	5,304	193,709
Casino Guichard Perrachon SA (a)(b)	24,111	251,149
Cellectis SA (a)(b)	32,385	68,676
Chargeurs SA (a)	11,702	175,845
Cie des Alpes (b)	6,530	100,216
Claranova SADIR (b)	51,807	151,940
Coface SA	48,397	627,051
Criteo SA ADR (b)	21,300	555,078
DBV Technologies SA (a)(b)	27,094	90,970
Derichebourg SA	34,268	201,880
Elior Group SA (b)(e)	70,706	249,021
Esker SA	2,589	434,637
Etablissements Maurel et Prom SA	2,274	9,744
Euroapi SA (b)	15,173	224,278
Fnac Darty SA	13,433	493,744
GL Events (a)(b)	10,234	177,596
ID Logistics Group (b)	865	247,410
Security Description	Shares	Value
Innate Pharma SA (a)(b)	58,725	$206,198
Kaufman & Broad SA (a)	10,559	309,336
Korian SA	24,985	269,852
LNA Sante SA	8,432	266,372
Maisons du Monde SA (a)(e)	31,130	390,376
Manitou BF SA (a)	6,895	182,495
McPhy Energy SA (a)(b)	7,829	102,021
Mersen SA	8,696	350,350
Nacon SA (a)(b)	11,441	31,747
Nanobiotix SA (b)	15,564	60,131
Nexity SA (a)	14,202	394,993
Novacyt SA (b)	38,481	50,494
Orpea SA (a)(b)	24,512	161,462
Quadient SA	21,058	309,469
Sequans Communications SA ADR (a)(b)	27,778	92,223
SMCP SA (b)(e)	32,528	225,304
Solutions 30 SE (b)	85,350	155,399
Trigano SA	3,331	453,619
Valneva SE (a)(b)	47,879	318,039
Vilmorin & Cie SA	4,596	223,917
		10,850,401
GABON — 0.0% (f)
BW Energy, Ltd. (b)	15,353	39,181
GERMANY — 3.0%
2G Energy AG	6,356	159,072
About You Holding SE (b)	22,519	141,316
ADLER Group SA (b)(e)	61,050	87,634
Affimed NV (b)	75,657	93,815
Allgeier SE	2,581	78,092
Amadeus Fire AG	3,650	450,315
ATAI Life Sciences NV (b)	49,254	131,016
Atoss Software AG	1,013	150,492
Aumann AG (e)	401	4,913
AURELIUS Equity Opportunities SE & Co. KGaA	17,782	347,674
Bertrandt AG	3,283	139,976
Bilfinger SE	21,624	624,958
Borussia Dortmund GmbH & Co. KGaA (b)	54,795	216,610
CANCOM SE	9,079	265,106
CECONOMY AG	120,736	239,285
Cewe Stiftung & Co. KGaA	3,662	346,663
CropEnergies AG	14,651	203,584
Datagroup SE	2,778	186,784
Deutsche Beteiligungs AG	9,082	270,428
Deutsche Pfandbriefbank AG (e)	105,260	816,702
Deutz AG	70,705	305,311
DIC Asset AG	47,458	385,949
Draegerwerk AG & Co. KGaA Preference Shares	5,708	254,335
Duerr AG	13,384	450,234
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,353	463,164

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Elmos Semiconductor SE	11,164	$638,632
ElringKlinger AG	15,304	113,597
Flatex DEGIRO AG (b)	32,208	217,450
Gerresheimer AG	9,968	668,088
GFT Technologies SE	13,641	494,256
GRENKE AG	8,305	173,547
Hamborner REIT AG	56,645	406,858
Hamburger Hafen und Logistik AG	14,150	179,709
Heidelberger Druckmaschinen AG (b)	85,840	135,220
Hornbach Holding AG & Co. KGaA	7,220	595,253
Hypoport SE (b)	2,051	213,202
Indus Holding AG	24,276	568,693
Instone Real Estate Group SE (e)	25,569	220,218
Jenoptik AG	27,130	740,076
JOST Werke AG (e)	8,963	503,159
Jumia Technologies AG ADR (b)	39,198	125,826
Kloeckner & Co. SE	62,140	612,455
Koenig & Bauer AG (b)	10,023	174,148
Leoni AG (b)	17,213	101,130
LPKF Laser & Electronics SE (b)	9,702	100,128
MBB SE	2,782	272,562
Medios AG (b)	7,505	140,170
Mensch und Maschine Software SE	1,799	87,551
Montana Aerospace AG (b)(e)	11,523	178,599
MorphoSys AG (b)	21,402	301,733
Nagarro SE (b)	2,662	314,217
New Work SE	1,031	167,911
Norma Group SE	19,079	346,155
PATRIZIA SE	17,804	196,854
Pfeiffer Vacuum Technology AG	4,146	759,298
ProSiebenSat.1 Media SE	28,337	252,526
PVA TePla AG (b)	9,320	184,612
SAF-Holland SE	37,341	351,297
Salzgitter AG	13,556	412,617
Secunet Security Networks AG	712	149,241
SFC Energy AG (b)	7,450	199,570
SGL Carbon SE (b)	17,514	129,534
Sirius Real Estate, Ltd.	402,424	358,216
Stabilus SE	9,745	654,182
STRATEC SE	2,228	192,842
SUESS MicroTec SE	12,169	196,629
TAG Immobilien AG	84,458	544,883
Takkt AG	18,933	273,592
Vossloh AG	4,793	200,009
Westwing Group SE (a)(b)	5,719	58,595
		20,718,468
GHANA — 0.1%
Tullow Oil PLC (a)(b)	1,145,268	508,626
Security Description	Shares	Value
GREECE — 0.0% (f)
TT Hellenic Postbank SA (c)	129,076	$—
GUERNSEY — 0.1%
Balanced Commercial Property Trust, Ltd. REIT	576,431	613,649
HONG KONG — 1.4%
Aidigong Maternal & Child Health, Ltd. (a)(b)	3,874,000	215,913
Apollo Future Mobility Group, Ltd. (a)(b)	1,533,072	47,338
Cafe de Coral Holdings, Ltd.	177,191	338,266
Canvest Environmental Protection Group Co., Ltd. (a)	513,000	276,713
China Household Holdings Ltd. (c)	780,000	—
China Ocean Resources Co., Ltd. (a)(b)(c)	26,593	—
China Youzan, Ltd. (b)	7,816,000	196,278
Chow Sang Sang Holdings International, Ltd.	68,000	90,086
C-Mer Eye Care Holdings, Ltd. (a)(b)	394,000	247,356
Cowell e Holdings, Inc. (a)(b)	171,000	237,934
Dah Sing Financial Holdings, Ltd.	42,000	97,292
EC Healthcare (a)	172,000	176,960
Esprit Holdings, Ltd. (b)	1,109,400	119,398
Far East Consortium International, Ltd.	699,897	167,689
Global Cord Blood Corp. (a)(b)	8,560	25,509
Gold Financial Holdings Ltd. (c)	1,158,000	—
Haitong International Securities Group, Ltd. (a)(b)	953,700	106,307
HKBN, Ltd.	379,000	244,251
Hong Kong ChaoShang Group, Ltd. (a)(b)	824,000	80,236
Hong Kong Technology Venture Co., Ltd.	370,000	254,569
Hutchison Port Holdings Trust Stapled Security	2,303,300	446,840
Hutchison Telecommunications Hong Kong Holdings, Ltd.	794,000	124,111
International Alliance Financial Leasing Co., Ltd. (a)(b)(e)	666,000	793,573
K Wah International Holdings, Ltd.	1,239,238	430,283
Long Well International Holdings Ltd (c)	2,380,000	—
Luk Fook Holdings International, Ltd.	175,000	520,183
Melco International Development, Ltd. (a)(b)	215,000	233,044
Modern Dental Group, Ltd.	214,000	66,079
OCI International Holdings, Ltd. (b)	400,000	69,187
Pacific Textiles Holdings, Ltd.	530,000	173,838

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PAX Global Technology, Ltd.	467,000	$403,878
Peace Mark Holdings, Ltd. (c)	504,228	—
Perfect Medical Health Management, Ltd. (a)	504,000	264,755
Prosperity REIT	643,000	163,943
Realord Group Holdings, Ltd. (a)(b)	146,000	165,736
Sa Sa International Holdings, Ltd. (a)(b)	793,248	184,974
Shun Tak Holdings, Ltd. (b)	1,074,849	231,359
SMI Culture & Travel Group Holdings Ltd. (a)(c)	608,081	—
Sun Hung Kai & Co., Ltd.	375,000	140,776
Sunlight Real Estate Investment Trust	610,000	263,384
Superb Summit International Group Ltd. (a)(c)	1,685,500	—
Texhong Textile Group, Ltd.	248,500	198,992
Truly International Holdings, Ltd.	934,000	145,995
Value Partners Group, Ltd. (a)	470,000	173,428
Vitasoy International Holdings, Ltd.	406,000	835,414
Viva China Holdings, Ltd. (a)(b)	1,464,000	210,082
Yuexiu Real Estate Investment Trust (a)	524,000	132,260
Zhuguang Holdings Group Co., Ltd. (a)(b)	1,468,000	169,277
		9,463,486
INDONESIA — 0.1%
First Pacific Co., Ltd.	1,470,000	438,837
First Resources, Ltd.	245,100	270,465
		709,302
IRAQ — 0.1%
Genel Energy PLC	126,414	189,471
Gulf Keystone Petroleum, Ltd.	185,019	447,345
		636,816
IRELAND — 0.6%
Amarin Corp. PLC ADR (a)(b)	154,846	187,364
C&C Group PLC (b)	195,629	412,520
Cairn Homes PLC	179,516	166,299
COSMO Pharmaceuticals NV (a)	5,351	353,957
Dalata Hotel Group PLC (a)(b)	155,054	541,124
Fineos Corp., Ltd. CDI (b)	162,011	167,548
GH Research PLC (a)(b)	10,944	105,828
Glenveagh Properties PLC (b)(e)	262,664	237,157
Greencore Group PLC (b)	419,977	324,080
Irish Continental Group PLC	88,242	403,074
Irish Residential Properties REIT PLC (a)	389,499	463,082
Origin Enterprises PLC	68,542	315,283
Uniphar PLC (a)	111,289	368,197
		4,045,513
Security Description	Shares	Value
ISRAEL — 2.5%
AFI Properties, Ltd. (b)	6,525	$192,320
Airport City, Ltd. (b)	1	13
Allot, Ltd. (a)(b)	20,776	71,469
AudioCodes, Ltd.	17,870	319,694
Azorim-Investment Development & Construction Co., Ltd.	61,739	197,544
BATM Advanced Communications, Ltd. (a)(b)	155,441	51,233
Bet Shemesh Engines Holdings 1997, Ltd. (b)	9,017	199,941
Blue Square Real Estate, Ltd.	2,550	149,957
Camtek, Ltd. (a)(b)	5,189	113,950
Cellcom Israel, Ltd. (b)	40,282	210,743
Ceragon Networks, Ltd. (a)(b)	53,797	102,752
Clal Insurance Enterprises Holdings, Ltd. (b)	42,612	714,688
Cognyte Software, Ltd. (b)	29,506	91,764
Compugen, Ltd. (a)(b)	61,831	44,252
Danel Adir Yeoshua, Ltd.	1,676	130,622
Delek Automotive Systems, Ltd.	26,940	314,637
Delek Group, Ltd. (b)	—	1
Delta Galil, Ltd.	6,432	268,509
Elco, Ltd.	4,585	233,895
Electra Consumer Products 1970, Ltd.	5,884	169,258
Electreon Wireless, Ltd. (b)	2,483	20,091
Equital, Ltd. (b)	—	20
FIBI Holdings, Ltd.	5,438	225,935
Formula Systems 1985, Ltd.	6,567	474,402
Fox Wizel, Ltd.	3,715	339,019
G City, Ltd.	110,711	335,726
Gilat Satellite Networks, Ltd. (a)(b)	23,344	135,395
Hilan, Ltd.	4,713	232,945
IDI Insurance Co., Ltd.	7,928	170,760
Innoviz Technologies, Ltd. (b)	71,371	280,488
Inrom Construction Industries, Ltd.	84,836	321,216
Isracard, Ltd.	69,771	202,086
Israel Canada T.R, Ltd.	108,101	234,369
Israel Discount Bank, Ltd. Class A	1	5
Isras Investment Co., Ltd.	1,415	270,689
Ituran Location & Control, Ltd.	15,779	333,410
Kornit Digital, Ltd. (b)	20,876	479,522
Magic Software Enterprises, Ltd.	13,850	219,523
Matrix IT, Ltd.	17,548	366,228
Mediterranean Towers, Ltd.	53,862	124,363
Mega Or Holdings, Ltd.	8,129	223,470
Mehadrin, Ltd. (b)	1	27
Menora Mivtachim Holdings, Ltd.	10,501	203,949

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Migdal Insurance & Financial Holding, Ltd. (b)	421,548	$479,073
Nano Dimension, Ltd. ADR (a)(b)	130,083	299,191
Nano-X Imaging, Ltd. (a)(b)	16,108	118,877
Oil Refineries, Ltd.	2,328,798	812,456
One Software Technologies, Ltd.	17,212	238,631
Oramed Pharmaceuticals, Inc. (a)(b)	14,369	172,859
Partner Communications Co., Ltd. (b)	64,186	463,682
Paz Oil Co., Ltd. (b)	6,431	798,111
Perion Network, Ltd. (b)	27,258	689,627
Radware, Ltd. (b)	29,206	576,819
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	5,341	372,364
REE Automotive, Ltd. Class A (a)(b)	133,366	51,839
REIT 1, Ltd.	131,767	650,526
Sapiens International Corp. NV	28,193	514,002
Sella Capital Real Estate, Ltd. REIT	165,866	388,282
Shufersal, Ltd.	49,926	287,090
Silicom, Ltd. (b)	7,694	324,302
Sisram Medical, Ltd. (e)	113,200	129,372
Summit Real Estate Holdings, Ltd.	13,681	172,151
Taboola.com, Ltd. (a)(b)	75,487	232,500
Tel Aviv Stock Exchange, Ltd.	35,479	211,155
Tremor International, Ltd. ADR (a)(b)	17,288	111,508
		16,865,297
ITALY — 1.7%
AMCO - Asset Management Co. SpA Class B (a)(c)	2,346	—
Anima Holding SpA (e)	169,021	675,010
Arnoldo Mondadori Editore SpA	169,294	326,667
Ascopiave SpA	43,910	112,237
Avio SpA (a)	8,046	82,178
Banca IFIS SpA	16,182	229,867
Banca Monte dei Paschi di Siena SpA (b)	1,918	3,940
Banca Popolare di Sondrio SPA	112,214	452,694
Banca Sistema SpA (e)	110,602	180,601
BFF Bank SpA (e)	53,371	422,075
Biesse SpA	13,571	183,653
Cromwell European Real Estate Investment Trust	145,200	232,447
Danieli & C Officine Meccaniche SpA	19,543	298,676
Datalogic SpA	6,412	56,970
Digital Bros SpA (a)	6,476	154,956
doValue SpA (e)	25,256	192,994
Security Description	Shares	Value
El.En. SpA	44,510	$676,922
Esprinet SpA	31,131	223,767
Eurotech SpA (a)(b)	44,055	134,659
Fila SpA	12,465	92,591
Fincantieri SpA (a)(b)	157,599	89,229
Gruppo MutuiOnline SpA	8,585	241,153
GVS SpA (a)(b)(e)	29,089	125,733
Immobiliare Grande Distribuzione SIIQ SpA REIT	24,884	82,726
Italian Wine Brands SpA	5,958	174,546
Italmobiliare SpA	2,590	70,625
Iveco Group NV (b)	82,555	489,697
Juventus Football Club SpA (a)(b)	800,678	270,200
Maire Tecnimont SpA (a)	74,251	245,816
MARR SpA	35,455	431,368
MFE-MediaForEurope NV Class A	609,973	235,269
OVS SpA (e)	283,731	637,722
Piaggio & C SpA	98,998	296,258
Prima Industrie SpA	486	12,863
RAI Way SpA (e)	56,824	328,092
Safilo Group SpA (b)	73,105	118,748
Saipem SpA (a)(b)	561,296	675,421
SOL SpA	8,681	163,987
Spaxs SpA (b)	19,114	140,756
Tamburi Investment Partners SpA	75,409	588,310
Tinexta SpA	10,139	246,715
Unieuro SpA (a)(e)	22,938	300,866
Webuild SpA (a)	173,715	254,921
Zignago Vetro SpA	21,421	322,348
		11,276,273
JAPAN — 36.3%
3-D Matrix, Ltd. (a)(b)	118,600	276,849
77 Bank, Ltd.	38,000	636,477
Access Co., Ltd. (b)	38,300	239,765
Adastria Co., Ltd.	10,000	177,726
Advanced Media, Inc. (b)	18,200	167,041
Adways, Inc. (a)	10,500	39,789
Aeon Delight Co., Ltd.	17,500	401,872
Aeon Fantasy Co., Ltd. (a)	7,900	161,958
Ai Holdings Corp. (a)	24,200	384,243
Aichi Financial Group, Inc.	18,748	327,232
Aichi Steel Corp.	3,200	52,604
Aida Engineering, Ltd.	35,900	211,953
Aiful Corp.	142,076	427,482
Aiming, Inc. (a)	25,300	77,274
Airtrip Corp. (a)	10,400	192,480
Aisan Industry Co., Ltd.	33,300	174,393
Akatsuki, Inc.	2,300	38,558
Akebono Brake Industry Co., Ltd. (b)	83,800	95,267
Akita Bank, Ltd.	1,800	26,097
Alconix Corp.	17,500	175,603
Altech Corp.	18,480	293,842

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Amiyaki Tei Co., Ltd.	1,700	$37,338
Amuse, Inc.	9,300	123,347
Anest Iwata Corp.	27,600	180,311
AnGes, Inc. (a)(b)	84,000	77,669
Anicom Holdings, Inc.	54,000	237,372
Appier Group, Inc. (b)	26,400	271,713
Arakawa Chemical Industries, Ltd.	17,500	128,519
Arata Corp.	7,300	232,093
Arcland Service Holdings Co., Ltd. (a)	10,400	170,253
Arclands Corp.	10,400	123,591
Arcs Co., Ltd.	28,800	479,327
Arealink Co., Ltd.	4,100	55,311
Argo Graphics, Inc.	17,500	493,387
Arisawa Manufacturing Co., Ltd. (a)	17,500	172,288
Aruhi Corp. (a)	17,500	134,223
Asahi Holdings, Inc.	53,157	775,529
ASAHI YUKIZAI Corp.	10,500	222,900
Asanuma Corp.	16,700	382,235
ASKA Pharmaceutical Holdings Co., Ltd.	10,500	103,213
ASKUL Corp.	28,400	367,847
Atom Corp. (a)(b)	18,000	105,726
Atrae, Inc. (b)	24,200	214,223
Autobacs Seven Co., Ltd.	28,300	309,714
Avex, Inc.	22,000	280,784
Awa Bank, Ltd.	38,465	621,527
Axial Retailing, Inc.	10,000	256,925
Bando Chemical Industries, Ltd.	32,700	236,926
Bank of Iwate, Ltd.	8,000	119,262
Bank of Nagoya, Ltd.	3,160	79,632
Bank of Saga, Ltd.	17,500	235,553
Bank of the Ryukyus, Ltd.	55,320	366,019
BASE, Inc. (a)(b)	36,900	66,000
Belc Co., Ltd.	6,300	274,546
Bell System24 Holdings, Inc.	19,000	196,271
Belluna Co., Ltd. (a)	28,900	148,941
BeNext-Yumeshin Group Co. (a)	46,977	605,615
Bic Camera, Inc.	40,100	389,618
BML, Inc.	18,300	465,319
BrainPad, Inc. (a)(b)	19,900	111,758
Broadleaf Co., Ltd. (a)	64,900	215,932
BRONCO BILLY Co., Ltd. (a)	8,200	151,577
Bunka Shutter Co., Ltd.	48,200	404,757
Bushiroad, Inc. (a)	29,100	147,766
CAICA DIGITAL, Inc. (b)	301,243	194,063
Can Do Co., Ltd. (a)	26,600	452,792
Carna Biosciences, Inc. (b)	4,400	17,341
Cawachi, Ltd.	4,600	77,710
Central Glass Co., Ltd.	34,569	736,207
Central Security Patrols Co., Ltd.	6,500	114,832
Change, Inc. (a)	22,400	369,415
Security Description	Shares	Value
Chiba Kogyo Bank, Ltd.	67,600	$233,112
Chiyoda Co., Ltd. (a)	22,900	135,722
Chiyoda Corp. (a)(b)	119,200	324,323
Chiyoda Integre Co., Ltd. (a)	5,600	91,547
Chofu Seisakusho Co., Ltd. (a)	17,500	254,784
Chubu Shiryo Co., Ltd.	10,500	86,582
Chudenko Corp.	10,000	158,248
Chugin Financial Group, Inc.	47,000	340,536
Chugoku Marine Paints, Ltd. (a)	39,700	287,042
CI Takiron Corp.	50,000	190,989
Citizen Watch Co., Ltd.	155,800	700,211
CKD Corp.	48,459	690,094
CMK Corp.	45,400	158,278
COLOPL, Inc. (a)	40,100	190,858
Colowide Co., Ltd. (a)	24,400	328,613
Computer Engineering & Consulting, Ltd.	10,400	120,438
Comture Corp. (a)	17,500	318,712
CONEXIO Corp.	10,500	151,836
COOKPAD, Inc. (b)	248,700	369,436
Cosel Co., Ltd.	25,600	196,737
CRE Logistics REIT, Inc.	249	346,669
Create Restaurants Holdings, Inc. (a)	36,200	249,665
CTS Co., Ltd.	40,100	247,386
Curves Holdings Co., Ltd.	26,700	175,241
Cyber Security Cloud, Inc. (b)	2,500	32,438
CYBERDYNE, Inc. (a)(b)	17,500	39,922
Cybozu, Inc. (a)	31,500	578,696
Dai Nippon Toryo Co., Ltd.	10,500	59,764
Daido Metal Co., Ltd.	30,900	111,708
Daihen Corp.	9,600	281,572
Daiho Corp. (a)	19,000	566,638
Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	25,000	194,399
Daiichikosho Co., Ltd.	18,600	561,052
Daiken Corp.	9,900	157,040
Daiki Aluminium Industry Co., Ltd. (a)	40,100	377,158
Daikyonishikawa Corp.	22,200	93,716
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	8,800	114,048
Daiseki Co., Ltd.	30,239	1,040,472
Daishi Hokuetsu Financial Group, Inc.	32,251	701,018
Daito Pharmaceutical Co., Ltd.	8,600	162,686
Daiwabo Holdings Co., Ltd.	50,074	738,520
DCM Holdings Co., Ltd.	83,164	757,612
Demae-Can Co., Ltd. (a)(b)	74,872	244,003
Denyo Co., Ltd.	10,000	117,928
Digital Arts, Inc.	8,100	341,938
Digital Garage, Inc.	20,184	699,851
Digital Hearts Holdings Co., Ltd. (a)	6,200	84,816
Digital Holdings, Inc.	10,000	92,311

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dip Corp.	19,200	$551,503
DKK Co., Ltd.	8,700	131,873
DKS Co., Ltd.	8,400	123,570
Doshisha Co., Ltd.	17,500	215,260
Doutor Nichires Holdings Co., Ltd.	51,752	674,233
DTS Corp.	46,287	1,046,101
Duskin Co., Ltd.	25,700	582,776
DyDo Group Holdings, Inc.	4,100	147,910
Earth Corp.	10,300	394,998
EDION Corp. (a)	78,205	762,224
eGuarantee, Inc.	27,700	512,874
E-Guardian, Inc. (a)	10,500	212,873
Ehime Bank, Ltd.	23,840	165,504
Eiken Chemical Co., Ltd.	22,200	287,543
Eizo Corp.	10,500	272,557
en japan, Inc.	20,700	380,286
Enigmo, Inc.	9,700	46,903
eRex Co., Ltd. (a)	29,500	485,611
ES-Con Japan, Ltd. (a)	40,100	237,661
Eslead Corp.	21,500	302,592
ESPEC Corp.	19,300	277,626
euglena Co., Ltd. (a)(b)	48,500	360,226
Exedy Corp.	20,500	251,074
FAN Communications, Inc. (a)	50,500	155,773
FCC Co., Ltd.	38,928	398,588
FDK Corp. (b)	25,900	180,198
Feed One Co., Ltd.	9,160	49,637
Ferrotec Holdings Corp.	44,278	935,259
FIDEA Holdings Co., Ltd.	19,710	215,855
Financial Partners Group Co., Ltd.	31,000	261,495
Fixstars Corp.	20,900	194,356
Freee KK (a)(b)	18,600	412,754
Fronteo, Inc. (a)(b)	21,700	140,122
Fudo Tetra Corp.	9,040	102,565
Fuji Co., Ltd.	22,200	307,901
Fuji Pharma Co., Ltd.	7,000	54,273
Fuji Seal International, Inc.	14,100	180,491
Fuji Soft, Inc. (a)	19,857	1,137,739
Fujibo Holdings, Inc.	7,200	175,710
Fujimi, Inc.	9,961	471,835
Fujimori Kogyo Co., Ltd.	7,500	172,231
Fujita Kanko, Inc. (b)	4,399	99,886
Fujitec Co., Ltd.	43,981	998,985
Fujiya Co., Ltd. (a)	200	3,839
Fukuda Corp.	4,000	134,450
Fukui Bank, Ltd. (a)	12,900	147,141
Fukuoka REIT Corp.	908	1,174,699
Fukushima Galilei Co., Ltd.	8,400	267,066
FULLCAST Holdings Co., Ltd.	10,400	222,590
Funai Soken Holdings, Inc. (a)	24,400	502,628
Furukawa Co., Ltd.	17,838	171,019
Furukawa Electric Co., Ltd.	22,300	418,130
Furuno Electric Co., Ltd.	22,900	168,177
Fuso Chemical Co., Ltd.	17,500	450,945
Security Description	Shares	Value
Futaba Corp.	10,500	$42,256
Fuyo General Lease Co., Ltd.	9,572	625,341
GA Technologies Co., Ltd. (b)	14,500	146,599
Gakken Holdings Co., Ltd.	24,100	169,684
Genki Sushi Co., Ltd.	1,600	37,349
Genky DrugStores Co., Ltd. (a)	5,100	140,502
Geo Holdings Corp.	23,300	384,963
giftee, Inc. (a)(b)	9,300	121,937
Giken, Ltd.	8,900	195,679
Global One Real Estate Investment Corp. REIT	381	311,568
GLOBERIDE, Inc.	15,300	296,387
Glory, Ltd.	36,300	603,602
GMO GlobalSign Holdings KK (a)	1,700	53,018
GNI Group, Ltd. (a)(b)	18,900	199,535
Goldcrest Co., Ltd. (a)	18,200	231,871
Grace Technology, Inc. (b)(c)	6,200	—
Gree, Inc. (a)	53,400	281,681
GS Yuasa Corp.	38,698	621,772
G-Tekt Corp.	18,500	202,323
GungHo Online Entertainment, Inc.	18,900	305,391
Gunma Bank, Ltd.	82,100	313,603
Gunze, Ltd.	9,200	294,244
Gurunavi, Inc. (b)	43,000	127,750
H.U. Group Holdings, Inc.	31,497	687,732
H2O Retailing Corp.	74,900	732,282
Hachijuni Bank, Ltd.	140,500	584,596
Hamakyorex Co., Ltd.	7,200	171,617
Hankyu Hanshin REIT, Inc.	502	580,204
Hanwa Co., Ltd.	24,244	688,118
Happinet Corp.	3,700	57,570
Hazama Ando Corp.	107,401	684,560
HEALIOS KK (a)(b)	24,400	49,560
Heiwa Real Estate Co., Ltd.	19,200	533,313
Heiwa Real Estate REIT, Inc.	458	526,572
Heiwado Co., Ltd.	22,900	371,759
Hennge KK (a)(b)	8,800	62,826
Hibiya Engineering, Ltd.	7,500	108,284
Hiday Hidaka Corp.	17,504	256,567
Hioki EE Corp. (a)	8,200	393,391
Hirano Tecseed Co., Ltd. (a)	10,400	180,105
Hirata Corp.	6,800	281,390
Hirogin Holdings, Inc.	58,800	294,568
HIS Co., Ltd. (a)(b)	21,100	333,583
Hochiki Corp.	20,200	214,485
Hogy Medical Co., Ltd. (a)	10,500	271,363
Hokkaido Electric Power Co., Inc. (b)	122,000	430,877
Hokkoku Financial Holdings, Inc. (a)	18,000	619,349
Hokuetsu Corp.	56,300	325,140
Hokuhoku Financial Group, Inc.	78,000	577,559
Hokuriku Electric Power Co. (a)(b)	60,300	249,984

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
H-One Co., Ltd.	24,100	$112,331
Hoosiers Holdings Co., Ltd.	46,600	262,764
Hoshino Resorts REIT, Inc.	185	994,088
Hosiden Corp.	27,100	323,282
Hosokawa Micron Corp.	9,600	195,209
Howa Machinery, Ltd.	35,700	265,427
Hyakugo Bank, Ltd.	131,000	365,364
Hyakujushi Bank, Ltd.	19,400	281,270
IBJ, Inc.	18,200	135,178
Ichibanya Co., Ltd. (a)	5,600	196,506
Ichigo Hotel REIT Investment Corp. (a)	266	217,727
Ichigo Office REIT Investment Corp.	645	415,514
Ichigo, Inc.	31,300	67,608
Ichikoh Industries, Ltd.	36,600	100,692
Idec Corp.	17,600	389,496
Iino Kaiun Kaisha, Ltd.	109,380	770,953
Imuraya Group Co., Ltd.	8,600	145,544
Inaba Denki Sangyo Co., Ltd.	21,100	433,530
Inabata & Co., Ltd.	23,000	416,090
Infocom Corp.	17,800	290,450
Infomart Corp.	93,700	253,522
Insource Co., Ltd.	41,000	483,194
Intage Holdings, Inc.	40,100	418,794
Iriso Electronics Co., Ltd. (a)	10,300	330,206
Ishihara Sangyo Kaisha, Ltd.	20,100	161,933
Istyle, Inc. (a)(b)	40,100	164,722
Itfor, Inc.	45,600	289,266
Itochu Enex Co., Ltd.	31,500	250,673
Itoki Corp.	32,200	143,252
J Trust Co., Ltd. (a)	64,300	252,434
Jaccs Co., Ltd.	15,000	468,945
JAFCO Group Co., Ltd. (a)	58,680	999,755
Japan Aviation Electronics Industry, Ltd.	43,690	698,338
Japan Communications, Inc. (a)(b)	148,300	246,146
Japan Display, Inc. (a)(b)	448,910	129,286
Japan Elevator Service Holdings Co., Ltd.	26,100	327,177
Japan Excellent, Inc. REIT (a)	760	754,557
Japan Lifeline Co., Ltd.	36,300	252,005
Japan Material Co., Ltd.	49,274	798,049
Japan Petroleum Exploration Co., Ltd.	19,500	568,248
Japan Pulp & Paper Co., Ltd.	7,900	305,953
Japan Securities Finance Co., Ltd.	29,400	257,134
Japan Steel Works, Ltd.	45,997	909,517
Japan Wool Textile Co., Ltd.	25,500	188,238
JCU Corp.	16,847	393,261
JINS Holdings, Inc.	6,600	230,596
Joshin Denki Co., Ltd.	13,500	198,594
Joyful Honda Co., Ltd. (a)	52,000	761,408
JSP Corp.	8,100	90,917
JTOWER, Inc. (a)(b)	5,500	253,439
Security Description	Shares	Value
Juki Corp. (a)	38,200	$178,630
Juroku Financial Group, Inc.	21,100	458,637
JVC Kenwood Corp.	90,200	252,255
Kaga Electronics Co., Ltd.	21,400	662,541
Kamakura Shinsho, Ltd.	5,300	40,690
Kameda Seika Co., Ltd.	3,900	128,576
Kamei Corp.	22,400	207,286
Kanamoto Co., Ltd.	21,200	363,603
Kanematsu Corp.	82,735	940,562
Kanematsu Electronics, Ltd.	7,900	266,437
Kanto Denka Kogyo Co., Ltd.	24,000	168,252
Kaonavi, Inc. (a)(b)	8,100	145,799
Katakura Industries Co., Ltd. (a)	71,648	942,673
Kato Sangyo Co., Ltd.	10,400	276,661
KAWADA TECHNOLOGIES, Inc.	1,300	32,169
Kawai Musical Instruments Manufacturing Co., Ltd.	6,200	122,219
Keiyo Bank, Ltd.	88,000	391,496
Keiyo Co., Ltd.	36,600	249,649
Kenedix Retail REIT Corp.	286	551,430
Kenko Mayonnaise Co., Ltd.	17,500	182,102
KH Neochem Co., Ltd. (a)	20,300	414,323
Kisoji Co., Ltd. (a)	10,300	163,542
Kissei Pharmaceutical Co., Ltd.	26,100	510,349
Kitanotatsujin Corp. (a)	53,000	112,069
Kito Corp. (b)	200	4,115
Kitz Corp. (a)	125,955	753,181
Kiyo Bank, Ltd.	74,865	889,676
KLab, Inc. (b)	10,100	33,068
Koa Corp.	21,800	311,440
Kobe Steel, Ltd.	79,800	388,280
Kohnan Shoji Co., Ltd.	10,500	272,159
Komatsu Matere Co., Ltd.	30,800	180,675
KOMEDA Holdings Co., Ltd.	24,900	468,957
Komeri Co., Ltd.	10,300	213,346
Komori Corp.	54,636	333,750
Konica Minolta, Inc.	80,000	319,527
Konishi Co., Ltd.	17,700	225,501
Konoike Transport Co., Ltd.	17,500	213,271
Koshidaka Holdings Co., Ltd.	26,700	200,738
Kotobuki Spirits Co., Ltd.	20,377	1,193,787
Kourakuen Holdings Corp. (a)(b)	8,000	61,965
Krosaki Harima Corp.	3,300	126,553
Kudan, Inc. (a)(b)	7,800	157,247
Kumagai Gumi Co., Ltd.	18,200	362,910
Kumiai Chemical Industry Co., Ltd.	58,600	402,821
Kura Sushi, Inc. (a)	17,500	397,893
Kurabo Industries, Ltd.	31,070	510,043
Kureha Corp.	8,200	500,906
Kusuri no Aoki Holdings Co., Ltd.	3,000	174,618
KYB Corp.	13,683	353,106
Kyoei Steel, Ltd.	20,300	193,238

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kyokuto Kaihatsu Kogyo Co., Ltd.	20,100	$219,821
KYORIN Holdings, Inc.	35,500	462,769
Kyoritsu Maintenance Co., Ltd.	17,500	782,523
Kyosan Electric Manufacturing Co., Ltd.	17,500	53,318
Kyushu Financial Group, Inc.	232,955	801,558
LAC Co., Ltd.	6,900	42,829
Lacto Japan Co., Ltd. (a)	7,400	124,394
LEC, Inc. (a)	19,000	130,463
Leopalace21 Corp. (a)(b)	282,420	622,867
Lifenet Insurance Co. (b)	17,500	155,974
LIFULL Co., Ltd.	36,900	63,483
Locondo, Inc. (b)	4,100	33,559
M&A Capital Partners Co., Ltd. (b)	8,400	293,804
Macnica Holdings, Inc.	33,505	798,615
Maeda Kosen Co., Ltd. (a)	7,500	177,062
Makino Milling Machine Co., Ltd.	21,648	710,416
Mandom Corp.	20,100	223,020
Mars Group Holdings Corp.	17,500	322,426
Marudai Food Co., Ltd. (a)	45,631	491,775
Maruha Nichiro Corp.	38,302	728,622
Marusan Securities Co., Ltd. (a)	73,338	222,329
Maruwa Co., Ltd.	3,600	427,815
Matsuya Co., Ltd. (b)	32,200	251,118
Max Co., Ltd.	23,500	347,304
Maxell , Ltd.	29,500	303,843
MCJ Co., Ltd.	46,800	335,540
MEC Co., Ltd. (a)	18,700	294,506
Media Do Co., Ltd. (b)	4,300	56,412
Medical Data Vision Co., Ltd.	19,000	129,311
Medinet Co., Ltd. (a)(b)	639,900	344,332
Medley, Inc. (a)(b)	12,700	378,271
MedPeer, Inc. (a)(b)	7,200	75,031
Megachips Corp.	16,819	313,958
Megmilk Snow Brand Co., Ltd.	26,600	363,080
Meidensha Corp.	29,949	424,681
Meiko Electronics Co., Ltd. (a)	17,567	320,199
Meiko Network Japan Co., Ltd.	30,700	144,955
Meisei Industrial Co., Ltd.	36,700	218,067
Meitec Corp.	32,000	581,091
Melco Holdings, Inc.	4,000	92,008
Menicon Co., Ltd.	20,400	429,506
Mie Kotsu Group Holdings, Inc.	59,400	218,341
Milbon Co., Ltd.	15,300	663,276
Mimasu Semiconductor Industry Co., Ltd.	19,400	344,199
Minkabu The Infonoid, Inc.	6,800	136,160
Mirai Corp. REIT	681	233,288
MIRAIT ONE Corp.	47,601	548,361
Miroku Jyoho Service Co., Ltd.	10,500	114,832
Mitsubishi Estate Logistics REIT Investment Corp.	168	537,315
Mitsubishi Kakoki Kaisha, Ltd.	16,500	256,732
Security Description	Shares	Value
Mitsubishi Logisnext Co., Ltd.	17,500	$92,709
Mitsubishi Pencil Co., Ltd.	30,500	331,017
Mitsubishi Research Institute, Inc.	6,900	255,197
Mitsubishi Shokuhin Co., Ltd.	8,000	189,170
Mitsuboshi Belting, Ltd.	17,600	456,190
Mitsui DM Sugar Holdings Co., Ltd.	27,900	424,172
Mitsui Matsushima Holdings Co., Ltd. (a)	18,100	408,380
Mitsui Mining & Smelting Co., Ltd.	35,831	837,763
Mitsui-Soko Holdings Co., Ltd.	19,000	517,678
Mixi, Inc.	26,400	493,406
Miyaji Engineering Group, Inc.	2,600	70,742
Miyazaki Bank, Ltd.	6,980	131,088
Mizuho Leasing Co., Ltd.	10,400	262,867
Mizuno Corp.	7,800	166,292
Mochida Pharmaceutical Co., Ltd.	19,300	509,030
Modec, Inc. (b)	9,000	92,902
Monex Group, Inc. (a)	106,107	335,341
Money Forward, Inc. (b)	18,500	570,654
Monogatari Corp. (a)	2,800	138,785
Mori Trust Hotel REIT, Inc. (a)	203	208,008
Mori Trust Sogo REIT, Inc.	371	413,050
Morinaga Milk Industry Co., Ltd.	16,800	635,992
Morita Holdings Corp.	25,100	220,858
MOS Food Services, Inc. (a)	17,500	406,514
m-up Holdings, Inc. (a)	19,000	206,639
Musashi Seimitsu Industry Co., Ltd. (a)	31,600	374,808
Musashino Bank, Ltd.	10,480	164,414
Nachi-Fujikoshi Corp.	17,500	477,472
Nagaileben Co., Ltd.	17,500	264,732
Nagano Keiki Co., Ltd.	28,200	240,655
Nakanishi, Inc.	71,549	1,386,569
NanoCarrier Co., Ltd. (b)	104,300	136,753
Nanto Bank, Ltd.	10,000	194,248
NET One Systems Co., Ltd.	27,800	722,680
Neturen Co., Ltd.	65,883	328,554
Nextage Co., Ltd.	43,940	845,865
NexTone, Inc. (b)	4,200	142,287
NHK Spring Co., Ltd.	40,100	257,112
Nichias Corp.	38,818	694,896
Nichiban Co., Ltd.	10,000	140,892
Nichicon Corp.	46,500	432,066
Nichiha Corp.	20,200	406,618
Nichi-iko Pharmaceutical Co., Ltd. (a)(b)	77,300	48,626
Nichireki Co., Ltd.	10,500	100,189
Nihon House Holdings Co., Ltd. (a)	55,400	152,833
Nihon Nohyaku Co., Ltd.	40,100	220,034
Nihon Parkerizing Co., Ltd.	64,900	461,376

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Nihon Tokushu Toryo Co., Ltd. (a)	10,500	$68,119
Nihon Trim Co., Ltd.	1,500	30,740
Nikkiso Co., Ltd. (a)	75,140	540,436
Nikkon Holdings Co., Ltd.	71,538	1,275,208
Nippon Carbide Industries Co., Inc.	19,400	185,259
Nippon Carbon Co., Ltd.	17,571	559,976
Nippon Ceramic Co., Ltd.	10,400	186,017
Nippon Chemical Industrial Co., Ltd. (a)	8,100	107,063
Nippon Coke & Engineering Co., Ltd. (a)	751,372	484,040
Nippon Densetsu Kogyo Co., Ltd.	27,500	327,011
Nippon Gas Co., Ltd.	68,200	1,076,148
Nippon Kayaku Co., Ltd.	52,500	453,598
Nippon Koei Co., Ltd.	9,800	244,359
Nippon Light Metal Holdings Co., Ltd.	39,990	458,561
Nippon Paper Industries Co., Ltd. (a)(b)	20,500	151,484
Nippon Parking Development Co., Ltd.	786,391	1,847,597
Nippon Pillar Packing Co., Ltd.	18,100	375,046
NIPPON REIT Investment Corp. (a)	479	1,261,529
Nippon Road Co., Ltd.	4,700	210,876
Nippon Sheet Glass Co., Ltd. (a)(b)	50,000	214,862
Nippon Signal Company, Ltd. (a)	37,600	296,366
Nippon Soda Co., Ltd.	17,500	572,966
Nippon Steel Trading Corp.	3,600	252,105
Nippon Thompson Co., Ltd.	63,100	246,766
Nippon Yakin Kogyo Co., Ltd.	8,600	271,795
Nipro Corp.	10,400	81,501
Nishimatsu Construction Co., Ltd.	27,583	818,428
Nishimatsuya Chain Co., Ltd. (a)	27,553	323,674
Nishi-Nippon Financial Holdings, Inc.	89,300	651,756
Nishio Rent All Co., Ltd.	17,700	417,867
Nissan Shatai Co., Ltd.	25,500	159,441
Nissei ASB Machine Co., Ltd.	4,700	152,636
Nissei Plastic Industrial Co., Ltd.	27,900	195,593
Nissha Co., Ltd. (a)	27,700	384,183
Nisshin Oillio Group, Ltd.	13,600	338,596
Nisshinbo Holdings, Inc.	85,100	628,197
Nissin Corp.	10,500	167,274
Nissui Corp.	172,854	719,215
Nitta Corp.	9,900	209,937
Nittetsu Mining Co., Ltd.	6,400	154,731
Nitto Boseki Co., Ltd.	25,730	371,875
Nitto Kogyo Corp.	25,600	457,112
Security Description	Shares	Value
Nittoku Co., Ltd. (a)	9,400	$166,991
Nohmi Bosai, Ltd.	20,700	248,817
Nojima Corp.	21,100	228,199
Nomura Co., Ltd.	49,800	362,710
Noritake Co., Ltd.	6,900	210,224
Noritsu Koki Co., Ltd. (a)	9,800	176,845
Noritz Corp.	18,200	199,180
North Pacific Bank, Ltd.	175,400	338,982
NS United Kaiun Kaisha, Ltd.	10,000	293,683
NSD Co., Ltd.	45,206	782,527
NTN Corp.	235,900	471,997
NTT UD REIT Investment Corp. (a)	1,495	1,555,675
Obara Group, Inc. (a)	8,900	242,828
Ogaki Kyoritsu Bank, Ltd.	10,000	142,408
Ohara, Inc. (a)	9,600	77,050
Ohsho Food Service Corp.	6,800	308,189
Oiles Corp.	17,500	193,907
Oisix ra daichi, Inc. (a)(b)	14,900	252,276
Oita Bank, Ltd.	15,380	238,023
Okabe Co., Ltd.	21,700	114,301
Okamoto Industries, Inc.	6,360	178,588
Okamura Corp.	64,468	695,274
Okasan Securities Group, Inc. (a)	101,282	293,994
Oki Electric Industry Co., Ltd.	55,100	296,912
Okinawa Electric Power Co., Inc. (b)	18,177	139,277
Okinawa Financial Group, Inc.	26,600	469,928
OKUMA Corp.	13,200	470,196
Okumura Corp.	16,800	380,067
Okuwa Co., Ltd. (a)	20,600	138,483
OncoTherapy Science, Inc. (b)	159,200	62,741
One REIT, Inc.	96	182,913
Open Door, Inc. (a)(b)	8,500	114,218
Optex Group Co., Ltd.	20,800	283,124
Optim Corp. (b)	31,100	238,768
Optorun Co., Ltd.	17,500	297,359
Oriental Shiraishi Corp.	110,700	238,272
Osaka Organic Chemical Industry, Ltd. (a)	24,300	351,576
Osaka Soda Co., Ltd.	10,400	301,883
OSAKA Titanium Technologies Co., Ltd.	8,500	249,953
Osaki Electric Co., Ltd.	16,000	63,663
OSG Corp.	30,600	421,389
Outsourcing, Inc.	35,700	256,498
Oyo Corp. (a)	22,300	385,680
Pacific Industrial Co., Ltd.	33,600	256,434
Pacific Metals Co., Ltd. (b)	7,399	105,984
Pack Corp. (a)	10,000	182,728
PAL GROUP Holdings Co., Ltd.	10,400	197,761
Paramount Bed Holdings Co., Ltd.	26,100	509,953
Pasona Group, Inc.	10,500	148,096
Penta-Ocean Construction Co., Ltd.	174,253	816,161

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PeptiDream, Inc. (b)	36,700	$577,710
Pharma Foods International Co., Ltd. (a)	10,400	104,201
PIA Corp. (b)	5,100	121,949
Pigeon Corp. (a)	51,300	842,915
Pilot Corp. (a)	13,200	480,700
Piolax, Inc.	19,300	248,957
PKSHA Technology, Inc. (a)(b)	12,600	158,425
Pole To Win Holdings, Inc.	20,600	128,960
Precision System Science Co., Ltd. (b)	8,000	25,768
Press Kogyo Co., Ltd.	280,310	896,516
Pressance Corp.	5,500	64,152
Prestige International, Inc.	64,100	352,697
Prima Meat Packers, Ltd.	17,800	296,655
Procrea Holdings, Inc. (a)	10,230	170,959
Qol Holdings Co., Ltd.	10,500	93,107
Raccoon Holdings, Inc. (a)	15,900	130,266
Raito Kogyo Co., Ltd.	43,814	628,595
Raiznext Corp.	33,600	335,121
Raksul, Inc. (a)(b)	13,500	339,687
RaQualia Pharma, Inc. (a)(b)	21,400	199,817
Relia, Inc.	26,900	204,688
RENOVA, Inc. (a)(b)	17,100	305,725
ReproCELL, Inc. (b)	48,800	112,065
Resorttrust, Inc.	52,374	932,408
Restar Holdings Corp.	10,500	163,773
Retail Partners Co., Ltd. (a)	10,500	105,362
Rheon Automatic Machinery Co., Ltd.	10,500	85,388
Ricoh Leasing Co., Ltd.	7,700	222,051
Riken Corp.	7,000	119,103
Riken Keiki Co., Ltd.	16,868	562,501
Riken Technos Corp.	54,900	200,136
Riken Vitamin Co., Ltd.	10,500	152,552
Ringer Hut Co., Ltd. (a)(b)	17,500	291,788
Riso Kagaku Corp.	9,200	145,658
Rock Field Co., Ltd.	17,500	200,008
Rokko Butter Co., Ltd. (a)	17,500	170,563
Rorze Corp. (a)	17,134	923,284
Round One Corp.	149,400	543,499
Royal Holdings Co., Ltd. (a)(b)	17,500	307,704
RS Technologies Co., Ltd.	9,800	263,299
Ryobi, Ltd. (a)	16,400	142,565
Ryosan Co., Ltd.	10,000	215,393
S Foods, Inc.	17,500	393,782
Sac's Bar Holdings, Inc.	37,100	217,350
Sagami Holdings Corp.	25,500	233,654
Saizeriya Co., Ltd.	17,700	401,099
Sakai Chemical Industry Co., Ltd.	26,953	364,017
Sakai Moving Service Co., Ltd.	4,200	137,671
Sakata INX Corp. (a)	26,300	209,292
Sakata Seed Corp.	19,100	633,313
Sakura Internet, Inc.	46,900	177,015
Sala Corp.	66,300	367,314
Security Description	Shares	Value
SAMTY Co., Ltd.	18,800	$304,630
San-A Co., Ltd.	10,200	332,798
San-Ai Oil Co., Ltd.	45,400	430,103
SanBio Co., Ltd. (a)(b)	17,500	104,513
Sanei Architecture Planning Co., Ltd.	20,000	226,155
Sangetsu Corp.	38,300	623,505
San-In Godo Bank, Ltd.	90,900	535,294
Sanken Electric Co., Ltd.	16,918	838,559
Sanki Engineering Co., Ltd.	28,200	331,061
Sankyo Tateyama, Inc.	31,100	124,452
Sanoh Industrial Co., Ltd.	46,000	213,362
Sansan, Inc. (b)	34,300	331,705
Sanyo Chemical Industries, Ltd.	5,400	165,546
Sanyo Denki Co., Ltd.	5,000	217,136
Sanyo Electric Railway Co., Ltd. (a)	7,800	125,739
Sanyo Special Steel Co., Ltd.	20,287	332,261
Sanyo Trading Co., Ltd.	30,800	262,609
Sapporo Holdings, Ltd. (a)	44,642	1,109,748
Sato Holdings Corp.	30,140	433,557
Seikagaku Corp.	24,900	169,655
Seiko Group Corp.	11,800	277,684
Seiren Co., Ltd. (a)	46,012	847,741
Sekisui Jushi Corp.	17,600	249,437
Sekisui Kasei Co., Ltd.	25,500	74,986
Senko Group Holdings Co., Ltd.	52,000	380,310
Senshu Ikeda Holdings, Inc.	158,960	304,800
Septeni Holdings Co., Ltd. (a)	21,500	56,054
Seria Co., Ltd.	21,100	458,796
Shibaura Machine Co., Ltd.	10,200	202,539
Shibuya Corp. (a)	17,500	304,919
Shiga Bank, Ltd.	30,900	619,429
Shikoku Bank, Ltd.	24,000	178,256
Shikoku Chemicals Corp.	26,500	261,696
Shikoku Electric Power Co., Inc. (b)	71,800	416,287
Shima Seiki Manufacturing, Ltd.	23,745	333,828
Shinagawa Refractories Co., Ltd.	6,400	188,200
Shin-Etsu Polymer Co., Ltd.	25,100	215,341
Shinmaywa Industries, Ltd.	26,000	207,693
Shizuoka Gas Co., Ltd. (a)	30,700	256,638
Shochiku Co., Ltd. (a)	17,193	1,521,954
Shoei Co., Ltd.	10,400	404,350
Shoei Foods Corp.	7,200	213,362
Siix Corp. (a)	24,000	232,279
Sinfonia Technology Co., Ltd.	48,480	541,586
Sinko Industries, Ltd.	17,500	191,652
Sintokogio, Ltd.	39,000	193,603
SKY Perfect JSAT Holdings, Inc.	64,900	238,558
Snow Peak, Inc. (a)	9,300	165,708
Sodick Co., Ltd.	28,400	152,606

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Solasia Pharma KK (b)	333,500	$123,851
Solasto Corp.	27,000	148,153
Sosei Group Corp. (a)(b)	40,100	649,769
Sotetsu Holdings, Inc.	43,800	738,271
Sourcenext Corp. (a)(b)	25,100	58,781
S-Pool, Inc.	29,700	194,481
ST Corp.	10,400	119,335
St Marc Holdings Co., Ltd.	10,000	128,084
Star Asia Investment Corp. REIT	480	200,811
Star Micronics Co., Ltd.	22,500	276,081
Starts Corp., Inc.	18,000	356,603
Starts Proceed Investment Corp. REIT	179	321,385
Starzen Co., Ltd.	9,600	150,972
Stella Chemifa Corp.	7,200	135,002
StemRIM, Inc. (a)(b)	21,900	149,214
Studio Alice Co., Ltd.	17,500	272,955
Sumida Corp. (a)	21,400	222,847
Sumitomo Densetsu Co., Ltd.	18,400	338,171
Sumitomo Mitsui Construction Co., Ltd.	87,560	276,725
Sumitomo Osaka Cement Co., Ltd.	22,279	549,609
Sumitomo Seika Chemicals Co., Ltd.	2,400	74,122
Sumitomo Warehouse Co., Ltd.	45,926	681,172
Sun Corp.	9,000	141,604
Sun Frontier Fudousan Co., Ltd.	10,000	83,444
Sun-Wa Technos Corp.	23,300	282,012
Suruga Bank, Ltd.	150,000	480,882
SWCC Showa Holdings Co., Ltd.	4,500	61,082
SymBio Pharmaceuticals, Ltd. (b)	26,900	131,090
Syuppin Co., Ltd. (a)	23,300	219,147
T Hasegawa Co., Ltd.	10,500	232,051
T RAD Co., Ltd.	11,200	219,679
Tachi-S Co., Ltd.	22,800	190,425
Tadano, Ltd. (a)	73,700	512,205
Taihei Dengyo Kaisha, Ltd.	12,500	309,314
Taiho Kogyo Co., Ltd.	25,600	118,934
Taikisha, Ltd.	10,500	265,395
Taiko Pharmaceutical Co., Ltd. (b)	40,100	119,742
Taiyo Holdings Co., Ltd.	21,700	367,903
Takamatsu Construction Group Co., Ltd.	7,900	114,658
Takaoka Toko Co., Ltd.	1,900	25,761
Takara Holdings, Inc.	47,500	376,198
Takara Standard Co., Ltd.	31,900	334,364
Takasago International Corp.	26,500	511,141
Takasago Thermal Engineering Co., Ltd.	38,300	517,556
Takashimaya Co., Ltd. (a)	67,300	940,042
Security Description	Shares	Value
Takeuchi Manufacturing Co., Ltd.	24,400	$538,873
Takuma Co., Ltd.	40,100	375,334
Tamron Co., Ltd.	10,000	225,549
Tamura Corp. (a)	54,000	291,803
Tanseisha Co., Ltd.	25,900	140,350
Tatsuta Electric Wire and Cable Co., Ltd.	53,300	286,809
Tayca Corp.	10,500	93,346
TechMatrix Corp.	28,500	397,222
Teikoku Electric Manufacturing Co., Ltd.	3,600	62,672
Teikoku Sen-I Co., Ltd. (a)	17,500	200,273
TerraSky Co., Ltd. (b)	3,000	55,637
TKC Corp.	21,500	587,423
TKP Corp. (b)	7,800	169,957
Toa Corp. (g)	21,800	127,220
Toa Corp. (g)	8,000	143,878
TOA ROAD Corp.	7,900	347,266
Toagosei Co., Ltd. (a)	142,488	1,200,854
Tobishima Corp.	10,410	79,528
TOC Co., Ltd.	82,960	426,290
Tocalo Co., Ltd.	36,700	320,703
Toho Bank, Ltd.	90,000	152,791
Toho Titanium Co., Ltd. (a)	26,000	549,775
Toho Zinc Co., Ltd. (a)	6,800	105,392
Tokai Carbon Co., Ltd. (a)	61,800	502,568
TOKAI Holdings Corp.	49,400	321,608
Tokai Rika Co., Ltd.	21,800	233,456
Tokai Tokyo Financial Holdings, Inc. (a)	133,100	356,090
Tokushu Tokai Paper Co., Ltd.	5,100	108,884
Tokuyama Corp.	17,800	242,289
Tokyo Kiraboshi Financial Group, Inc.	10,000	197,810
Tokyo Seimitsu Co., Ltd.	24,255	784,940
Tokyo Steel Manufacturing Co., Ltd.	58,975	534,125
Tokyotokeiba Co., Ltd. (a)	8,900	255,307
Tokyu Construction Co., Ltd.	40,100	193,290
Tokyu REIT, Inc.	618	971,882
Tomoe Engineering Co., Ltd. (a)	2,800	49,954
TOMONY Holdings, Inc.	101,880	285,692
Tomy Co., Ltd.	62,700	600,650
Tonami Holdings Co., Ltd.	4,200	116,821
Topcon Corp.	60,878	706,387
Topre Corp.	27,300	234,630
Topy Industries, Ltd.	24,798	304,842
Torex Semiconductor, Ltd.	21,600	414,336
Toridoll Holdings Corp.	23,700	485,154
Torii Pharmaceutical Co., Ltd. (a)	5,600	123,676
Torikizoku Holdings Co., Ltd. (a)	17,500	272,159
Tosei REIT Investment Corp. (a)	233	235,393

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tosho Co., Ltd.	9,000	$76,668
Totetsu Kogyo Co., Ltd.	10,500	209,212
Towa Bank, Ltd.	30,700	130,762
Towa Pharmaceutical Co., Ltd.	10,000	161,507
Toyo Construction Co., Ltd.	40,100	261,063
Toyo Corp.	5,668	59,066
Toyo Gosei Co., Ltd. (a)	2,000	109,440
Toyo Ink SC Holdings Co., Ltd.	24,400	332,866
Toyo Kanetsu KK	7,500	145,060
Toyo Tanso Co., Ltd. (a)	8,300	236,523
Toyobo Co., Ltd.	42,778	323,887
TPR Co., Ltd.	19,400	179,378
Trancom Co., Ltd.	3,800	212,831
Transcosmos, Inc.	10,500	259,028
TRE Holdings Corp.	46,539	501,208
Tri Chemical Laboratories, Inc. (a)	31,095	468,505
Trusco Nakayama Corp.	24,800	382,493
TS Tech Co., Ltd.	26,100	299,682
TSI Holdings Co., Ltd.	78,000	262,473
Tsubaki Nakashima Co., Ltd.	29,700	229,596
Tsubakimoto Chain Co.	20,800	470,087
Tsugami Corp.	40,100	353,453
Tsukishima Kikai Co., Ltd.	30,000	218,273
Tsukuba Bank, Ltd.	119,000	213,748
Tsurumi Manufacturing Co., Ltd.	17,500	263,273
UACJ Corp.	10,000	168,100
Uchida Yoko Co., Ltd.	6,800	241,191
Union Tool Co.	7,200	176,255
Unipres Corp.	20,500	117,769
United Arrows, Ltd.	10,400	145,976
United Super Markets Holdings, Inc. (a)	37,900	323,146
UNITED, Inc.	5,300	49,206
Unitika, Ltd. (b)	6,400	11,932
Universal Entertainment Corp. (a)(b)	17,500	315,397
UT Group Co., Ltd.	10,500	179,848
Uzabase, Inc. (b)	11,200	127,071
V Technology Co., Ltd.	3,872	73,892
Valor Holdings Co., Ltd.	36,600	505,402
Valqua, Ltd.	10,476	209,210
ValueCommerce Co., Ltd. (a)	17,500	240,593
V-Cube, Inc. (a)	7,200	39,016
Vector, Inc. (a)	20,500	207,882
Vision, Inc. (a)(b)	18,200	193,525
Vital KSK Holdings, Inc.	30,800	198,416
VT Holdings Co., Ltd.	90,900	325,172
Wacom Co., Ltd.	83,600	370,021
Wakachiku Construction Co., Ltd.	3,800	81,705
Wakita & Co., Ltd.	17,500	158,361
Warabeya Nichiyo Holdings Co., Ltd.	17,500	244,572
Watahan & Co., Ltd. (a)	25,000	252,757
WATAMI Co., Ltd.	18,900	140,663
Security Description	Shares	Value
WDB Holdings Co., Ltd.	7,500	$126,132
WealthNavi, Inc. (a)(b)	13,600	139,355
West Holdings Corp. (a)	18,000	598,886
World Co., Ltd.	10,000	99,814
World Holdings Co., Ltd.	9,000	171,344
W-Scope Corp. (a)(b)	22,800	229,305
YAKUODO Holdings Co., Ltd. (a)	7,700	166,319
YAMABIKO Corp.	25,100	209,064
Yamagata Bank, Ltd.	15,600	146,134
Yamaguchi Financial Group, Inc.	73,500	479,620
Yamaichi Electronics Co., Ltd.	18,900	244,370
YA-MAN, Ltd. (a)	10,400	113,423
Yamanashi Chuo Bank, Ltd.	25,000	210,315
Yamashin-Filter Corp.	35,700	129,331
Yamazen Corp.	54,700	415,810
Yellow Hat, Ltd.	21,700	295,046
Yodogawa Steel Works, Ltd.	21,200	408,109
Yokogawa Bridge Holdings Corp.	21,000	298,738
Yokowo Co., Ltd.	23,100	378,333
Yondoshi Holdings, Inc. (a)	10,400	137,700
Yonex Co., Ltd.	28,600	257,941
Yorozu Corp.	10,400	54,702
Yoshinoya Holdings Co., Ltd. (a)	35,600	617,864
Yuasa Trading Co., Ltd.	10,300	282,587
Yurtec Corp.	35,900	199,981
Zenrin Co., Ltd. (a)	50,165	314,422
ZERIA Pharmaceutical Co., Ltd.	25,000	428,777
ZIGExN Co., Ltd.	40,100	113,968
Zojirushi Corp. (a)	26,400	328,337
		247,442,479
JERSEY — 0.1%
JTC PLC (e)	67,320	605,725
LUXEMBOURG — 0.0% (f)
Arrival SA (a)(b)	139,442	22,241
B&S Group Sarl (e)	22,181	114,457
		136,698
MACAU — 0.0% (f)
MECOM Power and Construction, Ltd. (a)	649,999	164,062
MALAYSIA — 0.0% (f)
Frencken Group, Ltd. (a)	237,500	167,341
MALTA — 0.1%
Catena Media PLC (a)(b)	27,806	50,851
Kambi Group PLC (b)	13,602	247,707
MGI Media & Games Invest SE (b)	100,016	184,130
		482,688
MONGOLIA — 0.0% (f)
Mongolian Mining Corp. (b)	441,000	115,830

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MYANMAR — 0.0% (f)
Yoma Strategic Holdings, Ltd. (b)	954,000	$83,223
NETHERLANDS — 0.9%
AMG Advanced Metallurgical Group NV	15,003	550,811
Brack Capital Properties NV (b)	1	96
Brunel International NV	20,356	208,125
CM.com NV (a)(b)	4,747	57,553
Corbion NV	17,613	598,511
Flow Traders (e)	21,140	488,234
ForFarmers NV (a)	11,530	35,993
Fugro NV (b)	25,782	308,177
Heijmans NV CVA (a)	28,458	307,363
Koninklijke BAM Groep NV (b)	53,153	123,099
Lilium NV (a)(b)	66,679	76,014
Merus NV (a)(b)	21,183	327,701
NSI NV REIT	15,032	372,997
Ordina NV	44,750	185,068
Pharming Group NV (b)	447,397	517,593
PostNL NV (a)	217,979	395,601
Shop Apotheke Europe NV (b)(e)	6,639	312,540
SIF Holding NV (a)	9,457	117,079
Sligro Food Group NV	7,990	138,484
TKH Group NV	7,289	289,074
TomTom NV (a)(b)	51,827	358,701
Van Lanschot Kempen NV ADR	8,403	196,401
Vastned Retail NV REIT	14,730	332,490
		6,297,705
NEW ZEALAND — 0.6%
Air New Zealand, Ltd. (b)	312,837	147,401
Argosy Property, Ltd.	436,850	321,873
Heartland Group Holdings, Ltd. (a)	184,245	209,746
Kiwi Property Group, Ltd.	899,656	517,778
KMD Brands, Ltd. (a)	212,235	138,255
Oceania Healthcare, Ltd.	174,076	83,672
Pacific Edge, Ltd. (a)(b)	503,902	159,346
Precinct Properties New Zealand, Ltd.	549,437	439,576
Pushpay Holdings, Ltd. (b)	563,252	455,973
SKY Network Television, Ltd.	30,598	44,509
SKYCITY Entertainment Group, Ltd. (b)	397,144	595,282
Summerset Group Holdings, Ltd.	56,330	315,289
Vital Healthcare Property Trust REIT (a)	304,026	432,633
		3,861,333
NORWAY — 1.7%
Aker Solutions ASA	186,710	708,857
ArcticZymes Technologies ASA (b)	36,774	267,471
Security Description	Shares	Value
Avance Gas Holding, Ltd. (e)	99,549	$601,781
Bergenbio ASA (a)(b)	104,739	79,423
Bonheur ASA	5,059	147,389
Borregaard ASA	10,547	162,739
BW Offshore, Ltd.	126,231	318,557
Crayon Group Holding ASA (a)(b)(e)	17,276	175,548
Elmera Group ASA (a)(e)	24,121	39,153
Europris ASA (e)	99,598	694,082
FLEX LNG, Ltd.	26,573	865,356
FREYR Battery SA (a)(b)	31,344	272,066
Grieg Seafood ASA	32,975	263,104
Hexagon Composites ASA (b)	28,192	78,415
IDEX Biometrics ASA (a)(b)	716,012	72,648
Kahoot! ASA (a)(b)	199,607	393,804
Kid ASA (e)	14,102	103,643
Kitron ASA	247,427	704,530
LINK Mobility Group Holding ASA (a)(b)	137,919	105,284
Nykode Therapeutics ASA (b)	40,866	116,653
Odfjell Drilling, Ltd. (b)	597	1,594
Opera, Ltd. ADR (a)(b)	24,405	153,507
Pexip Holding ASA (a)(b)	41,955	54,515
PGS ASA (b)	496,927	353,615
PhotoCure ASA (b)	17,306	187,624
Protector Forsikring ASA	66,265	846,222
SFL Corp., Ltd.	73,820	680,620
SpareBank 1 Nord Norge	45,578	444,167
SpareBank 1 SMN	47,279	611,445
Stolt-Nielsen, Ltd.	14,579	398,847
TGS ASA	57,644	772,410
Veidekke ASA	86,687	851,822
XXL ASA (e)	57,659	22,347
		11,549,238
PERU — 0.0% (f)
Hochschild Mining PLC	237,108	200,365
PORTUGAL — 0.3%
Altri SGPS SA (a)	140,527	750,637
Greenvolt-Energias Renovaveis SA (b)	35,186	292,907
Mota-Engil SGPS SA	46,007	57,448
REN - Redes Energeticas Nacionais SGPS SA	320,857	862,935
		1,963,927
SINGAPORE — 1.1%
AEM Holdings, Ltd. (a)	50,600	129,028
AIMS APAC REIT	300,604	277,922
BW LPG, Ltd. (e)	79,231	609,655
CapitaLand China Trust REIT	435,134	363,369
Capitaland India Trust	519,400	437,610
CDL Hospitality Trusts Stapled Security (a)	512,080	477,259
ESR-LOGOS REIT (a)	39,929	11,015
Ezion Holdings, Ltd. (c)	4,945,500	—
Ezra Holdings, Ltd. (a)(b)(c)	1,444,295	—

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Far East Hospitality Trust Stapled Security	292,500	$135,215
Hyflux, Ltd. (b)(c)	33,300	—
iFAST Corp., Ltd. (a)	82,700	360,101
IGG, Inc. (b)	510,000	189,495
Keppel Pacific Oak US REIT	483,100	222,226
Lendlease Global Commercial REIT	913,297	480,073
Manulife US Real Estate Investment Trust	857,455	257,237
Midas Holdings, Ltd. (a)(b)(c)	1,078,700	—
Oceanus Group, Ltd. (a)(b)	10,224,600	114,352
OUE Commercial Real Estate Investment Trust	1,332,418	332,806
Prime US REIT	232,300	94,082
Raffles Medical Group, Ltd.	591,674	617,614
Sasseur Real Estate Investment Trust (a)	249,700	140,563
Sheng Siong Group, Ltd.	328,800	404,503
Singapore Post, Ltd.	898,800	348,476
Starhill Global REIT (a)	919,601	370,254
Swiber Holdings, Ltd. (a)(b)(c)	100,100	—
TDCX, Inc. ADR (b)	14,289	176,898
Technics Oil & Gas, Ltd. (c)	1,254	—
UMS Holdings, Ltd.	600,792	528,582
XP Power, Ltd.	12,818	313,772
		7,392,107
SOUTH AFRICA — 0.0% (f)
Great Basin Gold, Ltd. (b)(c)	266,255	—
Scatec ASA (e)	30,514	243,468
		243,468
SOUTH KOREA — 11.5%
AbClon, Inc. (b)	10,932	110,660
ABLBio, Inc. (b)	17,746	322,782
Ace Technologies Corp. (b)	12,490	66,080
Advanced Process Systems Corp. (b)	9,118	132,317
AfreecaTV Co., Ltd. (b)	5,969	335,623
Ahnlab, Inc. (b)	3,318	175,018
Air Busan Co., Ltd. (b)	30,473	65,669
Alchera, Inc. (b)	11,382	59,318
Amicogen, Inc. (b)	15,163	232,631
Amotech Co., Ltd. (b)	11,172	213,810
Anam Electronics Co., Ltd. (b)	102,824	135,798
Ananti, Inc. (b)	23,824	125,856
Anterogen Co., Ltd. (b)	3,450	40,107
APAM Corp. (b)(c)	6,724	—
Aprogen pharmaceuticals, Inc. (b)	1,731	689
Aprogen, Inc. (b)	51,072	23,103
AptaBio Therapeutics, Inc. (b)	7,031	59,217
Asiana Airlines, Inc. (b)	18,000	199,288
BGF Co., Ltd. (b)	37,406	127,349
BH Co., Ltd.	19,006	337,434
Binex Co., Ltd. (b)	18,493	168,916
Security Description	Shares	Value
Binggrae Co., Ltd. (b)	1,783	$55,344
Bioneer Corp. (a)(b)	11,170	259,706
Biosolution Co., Ltd. (b)	3,888	32,592
BNC Korea Co., Ltd. (a)(b)	23,156	85,153
Boditech Med, Inc.	11,793	95,594
Boryung (a)(b)	31,370	224,763
Bukwang Pharmaceutical Co., Ltd.	22,123	153,085
BusinessOn Communication Co., Ltd.	2,799	15,096
Cafe24 Corp. (b)	14,965	116,690
CammSys Corp. (b)	153,390	212,890
Cellid Co., Ltd. (b)	3,764	34,976
Cellivery Therapeutics, Inc. (a)(b)	23,031	218,562
Cellumed Co., Ltd. (b)	44,690	154,975
Chabiotech Co., Ltd. (a)(b)	31,294	321,726
Chong Kun Dang Pharmaceutical Corp. (b)	5,498	356,968
Chongkundang Holdings Corp. (b)	2,273	95,270
CJ CGV Co., Ltd. (b)	8,059	108,027
CJ Freshway Corp. (b)	2,313	58,534
Classys, Inc. (a)(b)	11,748	170,948
CMG Pharmaceutical Co., Ltd. (b)	62,100	105,587
CNK International Co., Ltd. (b)(c)	16,071	—
Com2uS Holdings Corp. (b)	2,052	62,883
Com2uSCorp (a)	7,787	367,027
Connectwave Co., Ltd. (b)	9,504	115,747
Corestemchemon, Inc. (b)	7,476	45,938
Cosmax, Inc. (b)	6,892	403,873
CosmoAM&T Co., Ltd. (b)	12,047	493,503
Cosmochemical Co., Ltd. (b)	15,939	259,032
Creative & Innovative System (b)	18,088	128,740
CrystalGenomics, Inc. (b)	31,054	85,954
Cuckoo Homesys Co., Ltd. (b)	7,585	176,354
CUROCOM Co., Ltd. (b)	55,455	29,208
Dae Han Flour Mills Co., Ltd. (b)	594	62,242
Daea TI Co., Ltd. (b)	36,875	91,130
Daeduck Co., Ltd.	20,125	98,835
Daeduck Electronics Co., Ltd.	33,523	501,056
Daejoo Electronic Materials Co., Ltd. (b)	5,365	301,238
Daesang Corp. (b)	19,545	338,502
Daesung Holdings Co., Ltd.	8,740	756,845
Daewon Media Co., Ltd. (b)	6,565	71,906
Daewon Pharmaceutical Co., Ltd. (b)	14,233	211,047
Daewoong Co., Ltd. (b)	24,554	395,155
Daewoong Pharmaceutical Co., Ltd. (b)	1,205	151,042
Daishin Securities Co., Ltd. Preference Shares (b)	69,886	641,105

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Danal Co., Ltd. (b)	26,060	$103,045
Daou Technology, Inc. (b)	21,882	332,253
Dasan Networks, Inc. (b)	11,555	36,415
Dawonsys Co., Ltd. (b)	24,440	274,455
Dentium Co., Ltd. (b)	6,956	550,099
Devsisters Co., Ltd. (a)(b)	5,249	232,044
DGB Financial Group, Inc. (b)	114,027	630,327
DI Dong Il Corp. (b)	7,673	91,324
DIAC Co., Ltd. (b)(c)	33,459	77,198
DIO Corp. (b)	6,346	98,866
DL Holdings Co., Ltd. (b)	3,478	162,829
DMS Co., Ltd.	50,265	237,710
Dong-A Socio Holdings Co., Ltd.	5,017	402,709
Dong-A ST Co., Ltd. (b)	5,400	259,644
Dongjin Semichem Co., Ltd. (a)	25,168	596,110
Dongkoo Bio & Pharma Co., Ltd.	3,933	19,097
DongKook Pharmaceutical Co., Ltd. (b)	18,829	247,182
Dongkuk Steel Mill Co., Ltd. (b)	25,915	228,511
Dongsuh Cos., Inc. (b)	15,981	255,292
Dongsung Finetec Co., Ltd. (b)	10,606	91,004
Dongsung Pharmaceutical Co., Ltd. (b)	11,025	58,242
Dongwha Enterprise Co., Ltd. (b)	3,119	122,589
Dongwha Pharm Co., Ltd. (b)	35,718	261,565
Dongwon F&B Co., Ltd. (b)	490	60,838
Dongwon Industries Co., Ltd. (b)	1,225	47,808
Dongyang Steel Pipe Co., Ltd. (b)	166,643	124,274
Doosan Co., Ltd. (a)(b)	5,059	332,466
Doosan Tesna, Inc. (b)	3,042	66,157
DoubleUGames Co., Ltd. (b)	7,580	283,238
Dreamtech Co., Ltd. (b)	12,532	90,187
Duk San Neolux Co., Ltd. (a)(b)	5,887	182,034
E Investment&Development Co., Ltd. (b)	56,639	38,610
E&D Co., Ltd. (b)	6,095	116,405
Echo Marketing, Inc.	63,499	725,631
Ecopro Co., Ltd.	208	16,943
Ecopro HN Co., Ltd.	3,837	137,610
EM-Tech Co., Ltd.	21,692	369,682
ENF Technology Co., Ltd. (a)(b)	24,943	398,457
Enplus Co., Ltd. (b)	29,331	109,600
Enzychem Lifesciences Corp. (b)	29,364	38,432
Eo Technics Co., Ltd. (b)	2,478	130,514
Eoflow Co., Ltd. (b)	18,587	220,486
Eone Diagnomics Genome Center Co., Ltd. (b)	55,221	81,663
E-TRON Co., Ltd. (b)	406,185	46,898
Eubiologics Co., Ltd. (b)	16,016	112,726
Security Description	Shares	Value
Eugene Corp. (a)(b)	47,105	$133,921
Eugene Investment & Securities Co., Ltd. (b)	130,915	242,263
Eugene Technology Co., Ltd.	4,846	84,886
Eutilex Co., Ltd. (b)	8,007	42,045
Fila Holdings Corp.	10,886	286,247
Fine M-Tec Co., Ltd. (b)	12,896	62,823
Fine Technix Co., Ltd. (b)	7,075	11,246
Finetex EnE, Inc. (b)(c)	2,258	—
Foosung Co., Ltd. (a)(b)	42,998	363,842
Futurestream Networks Co., Ltd. (b)	49,449	126,702
GAEASOFT (b)	12,642	91,978
GC Cell Corp. (b)	7,227	269,477
GemVax & Kael Co., Ltd. (b)	14,809	138,779
GeneOne Life Science, Inc. (b)	39,153	221,077
Genexine, Inc. (b)	10,039	148,461
Genome & Co. (b)	5,595	77,211
Genomictree, Inc. (b)	7,043	48,958
Giantstep, Inc. (b)	6,579	90,790
GOLFZON Co., Ltd. (b)	2,441	217,750
Golfzon Newdin Holdings Co., Ltd. (b)	3,438	12,507
Gradiant Corp. (b)	7,253	85,751
Grand Korea Leisure Co., Ltd. (b)	17,818	266,319
Gravity Co., Ltd. ADR (a)	1,533	61,811
Green Cross Holdings Corp. (b)	17,020	228,818
G-Smatt Global Co., Ltd. (b)(c)	4,929	—
HAESUNG DS Co., Ltd. (b)	18,526	525,233
Hana Tour Service, Inc. (b)	6,404	306,399
Hanall Biopharma Co., Ltd. (b)	18,402	259,040
Hancom, Inc. (b)	10,633	103,429
Handsome Co., Ltd. (b)	13,460	287,934
Hanil Cement Co., Ltd. (a)	12,918	119,015
Hanjin Shipping Co., Ltd. (b)(c)	1,732	—
Hanjin Transportation Co., Ltd. (b)	5,817	96,835
Hankook & Co. Co., Ltd (b)	16,989	187,423
Hankook Shell Oil Co., Ltd. (b)	921	170,070
Hanmi Semiconductor Co., Ltd. (b)	35,113	319,335
Hansae Co., Ltd.	13,209	160,869
Hansol Chemical Co., Ltd. (b)	3,343	490,412
Hansol Holdings Co., Ltd. (b)	59,520	153,919
Hansol Paper Co., Ltd.	29,430	308,381
Hanwha General Insurance Co., Ltd. (b)	53,389	196,752
Hanwha Investment & Securities Co., Ltd. (b)	102,473	190,440
Harim Holdings Co., Ltd. (b)	75,413	456,235
HDC Holdings Co., Ltd. (b)	17,764	77,125
HDC Hyundai Development Co-Engineering & Construction Class E (a)(b)	17,251	136,425
Hecto Innovation Co., Ltd.	27,911	265,977

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Helixmith Co., Ltd. (b)	15,099	$125,974
HFR, Inc. (b)	5,026	147,064
HJ Magnolia Yongpyong Hotel & Resort Corp. (b)	48,383	135,067
HL Holdings Corp. (b)	3,350	81,465
HLB Global Co., Ltd. (b)	16,359	70,766
HLB Life Science Co., Ltd. (b)	44,109	369,755
Hlb Pharma Ceutical Co., Ltd. (b)	9,140	76,618
HLB Therapeutics Co., Ltd. (b)	16,658	147,544
Homecast Co., Ltd. (b)	22,120	77,319
HS Industries Co., Ltd. (b)	41,422	126,117
Humasis Co., Ltd. (b)	16,461	185,504
Humedix Co., Ltd.	1,548	33,910
Huons Co., Ltd.	5,368	123,746
Huons Global Co., Ltd.	3,252	48,221
Hyosung Advanced Materials Corp. (b)	594	156,662
Hyosung Chemical Corp. (b)	2,188	172,168
Hyosung Heavy Industries Corp. (b)	5,759	355,241
Hyosung TNC Corp. (b)	689	190,708
Hyundai Bioland Co., Ltd. (b)	32,096	341,393
Hyundai Bioscience Co., Ltd. (a)(b)	32,527	704,816
Hyundai Construction Equipment Co., Ltd. (b)	8,598	422,930
Hyundai Corp. (b)	3,190	40,868
Hyundai Department Store Co., Ltd. (b)	4,931	230,074
Hyundai Doosan Infracore Co., Ltd.	44,658	282,534
Hyundai Electric & Energy System Co., Ltd.	12,212	410,447
Hyundai Elevator Co., Ltd. (b)	12,055	269,796
Hyundai Ezwel Co., Ltd. (b)	23,006	124,263
Hyundai Greenfood Co., Ltd. (a)(b)	41,139	218,953
Hyundai Home Shopping Network Corp. (b)	4,805	204,816
Hyundai Livart Furniture Co., Ltd. (b)	15,483	105,179
Icure Pharm, Inc. (b)	17,276	34,907
Il Dong Pharmaceutical Co., Ltd. (b)	10,879	245,627
Iljin Diamond Co., Ltd. (b)	3,686	48,389
Ilyang Pharmaceutical Co., Ltd. (b)	9,680	148,128
InBody Co., Ltd. (b)	10,163	162,351
Innocean Worldwide, Inc.	6,807	221,517
InnoWireless Co., Ltd.	6,461	173,724
Innox Advanced Materials Co., Ltd.	7,234	173,341
Inscobee, Inc. (b)	65,649	66,973
Insun ENT Co., Ltd. (b)	45,549	297,897
Intellian Technologies, Inc.	3,583	192,680
Interojo Co., Ltd. (b)	5,150	114,852
Security Description	Shares	Value
iNtRON Biotechnology, Inc. (a)(b)	17,848	$114,752
IS Dongseo Co., Ltd. (b)	7,267	162,064
ISC Co., Ltd.	1	25
Jahwa Electronics Co., Ltd. (b)	27,950	469,701
JB Financial Group Co., Ltd.	120,584	752,398
Jeil Pharmaceutical Co., Ltd. (b)	5,771	95,841
Jeisys Medical, Inc.	55,940	376,915
Jeju Air Co., Ltd. (b)	12,775	150,532
Jenax, Inc. (b)(c)	1,564	—
JETEMA Co., Ltd. (b)	8,473	87,779
Jin Air Co., Ltd. (b)	26,355	342,855
JoyCity Corp. (b)	35,015	111,871
JW Pharmaceutical Corp.	8,039	120,156
JW Shinyak Corp. (b)	16,225	46,577
JYP Entertainment Corp. (b)	24,040	1,288,977
Kangstem Biotech Co., Ltd. (b)	23,666	54,182
KC Co., Ltd. (b)	7,184	96,866
KEPCO Plant Service & Engineering Co., Ltd. (a)(b)	17,895	469,841
KG DONGBUSTEEL (a)	16,247	94,951
KG Eco Technology Service Co., Ltd.	14,806	112,055
Kginicis Co., Ltd.	18,991	175,717
KGMobilians Co., Ltd.	13,731	61,244
KH FEELUX Co., Ltd. (b)	41,265	21,636
KH Vatec Co., Ltd.	9,356	102,846
KINX, Inc. (b)	5,684	245,430
KMW Co., Ltd. (b)	17,668	370,267
Koh Young Technology, Inc. (b)	27,969	282,012
Kolmar BNH Co., Ltd. (a)(b)	33,906	758,829
Kolmar Korea Co., Ltd. (b)	10,805	364,012
Kolon Industries, Inc. (b)	10,993	357,740
KoMiCo, Ltd. (b)	2,871	97,857
Komipharm International Co., Ltd. (a)(b)	18,855	104,228
KONA I Co., Ltd. (a)(b)	7,528	97,039
Korea Electric Terminal Co., Ltd.	3,364	137,806
Korea Electronic Power Industrial Development Co., Ltd. (b)	17,132	115,297
Korea Line Corp. (b)	109,032	187,540
Korea Petrochemical Ind Co., Ltd. (b)	3,078	417,459
Korea Pharma Co., Ltd. (b)	3,241	54,850
Korea Real Estate Investment & Trust Co., Ltd. (b)	67,103	69,518
Korea United Pharm, Inc. (b)	8,711	156,722
Korean Reinsurance Co. (b)	128,452	691,782
KT Skylife Co., Ltd. (b)	7,009	45,119
Kukdo Chemical Co., Ltd. (b)	2,992	101,153
Kuk-il Paper Manufacturing Co., Ltd. (b)	36,912	64,804
Kumho Tire Co., Inc. (b)	62,301	136,969
KUMHOE&C Co., Ltd. (b)	17,295	95,741

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kwang Dong Pharmaceutical Co., Ltd. (b)	21,977	$103,585
L&C Bio Co., Ltd. (a)	5,332	97,405
LabGenomics Co., Ltd. (b)	13,637	67,942
LB Semicon, Inc. (b)	13,394	69,803
LegoChem Biosciences, Inc. (b)	13,111	444,291
LEMON Co., Ltd. (b)	11,035	28,100
LF Corp.	3,125	39,294
Lock&Lock Co., Ltd.	4,719	23,399
Lotte Chilsung Beverage Co., Ltd. (b)	3,295	458,616
Lotte Confectionery Co., Ltd. (b)	2,285	221,362
LOTTE Fine Chemical Co., Ltd. (b)	16,789	752,816
LOTTE Himart Co., Ltd. (b)	5,102	49,426
Lotte Tour Development Co., Ltd. (b)	9,087	103,841
LS Corp. (b)	9,233	508,929
LS Electric Co., Ltd. (b)	13,445	599,682
Lx International Corp. (b)	28,070	753,639
LX Semicon Co., Ltd. (a)(b)	5,952	337,492
M2N Co., Ltd. (b)	17,616	64,362
Macrogen, Inc. (b)	9,442	142,993
Maeil Dairies Co., Ltd. (b)	1,110	46,349
MagnaChip Semiconductor Corp. (b)	28,109	263,944
Mcnex Co., Ltd.	5,657	124,816
ME2ON Co., Ltd. (b)	46,923	144,350
Medipost Co., Ltd. (b)	10,124	119,294
MedPacto, Inc. (b)	6,997	123,118
Medytox, Inc.	3,402	344,370
Meerecompany, Inc.	487	6,798
MegaStudyEdu Co., Ltd.	5,686	357,932
Mezzion Pharma Co., Ltd. (a)(b)	11,549	118,732
MiCo, Ltd. (b)	11,139	64,570
Miwon Commercial Co., Ltd.	1,132	148,606
Modetour Network, Inc. (b)	9,285	125,195
Myoung Shin Industrial Co., Ltd. (a)(b)	8,214	93,215
Namhae Chemical Corp. (b)	24,100	162,191
Namsun Aluminum Co., Ltd. (b)	43,623	73,481
Naturecell Co., Ltd. (a)(b)	38,934	469,548
Neowiz (b)	12,967	378,909
NEPES Corp. (b)	11,659	144,297
NewGLAB Pharma Co., Ltd. (b)	15,695	142,118
NEXTIN, Inc. (b)	4,162	164,077
NHN Corp. (b)	19,316	380,363
NHN KCP Corp. (a)	16,345	173,209
NICE Holdings Co., Ltd. (b)	6,543	66,749
NICE Information Service Co., Ltd. (a)(b)	32,432	312,907
NKMax Co., Ltd. (b)	16,554	179,351
NongShim Co., Ltd. (b)	3,189	900,335
Security Description	Shares	Value
NOVAREX Co., Ltd. (b)	13,541	$108,692
Okins Electronics Co., Ltd. (b)	9,532	138,702
OliX Pharmaceuticals, Inc. (b)	5,813	93,550
OptoElectronics Solutions Co., Ltd. (b)	2,632	36,634
OPTRON-TEC, Inc. (b)	67,639	196,043
Orion Holdings Corp. (b)	15,024	182,379
Oscotec, Inc. (b)	14,875	203,509
Ottogi Corp. (b)	1,187	446,826
Paradise Co., Ltd. (b)	30,006	417,640
Park Systems Corp.	2,302	207,353
Partron Co., Ltd.	9,094	58,253
Peptron, Inc.	22,002	133,108
PharmaResearch Co., Ltd.	3,441	190,214
Pharmicell Co., Ltd. (b)	45,495	406,559
PI Advanced Materials Co., Ltd. (a)(b)	10,608	242,445
POLUS BioPharm, Inc. (b)(c)	21,662	—
Poongsan Corp. (a)(b)	19,293	513,412
Posco ICT Co., Ltd. (b)	10,079	49,817
Power Logics Co., Ltd. (b)	18,560	64,362
Prestige Biologics Co., Ltd. (b)	15,660	37,401
Prestige Biopharm, Ltd. (b)	7,486	43,395
PSK Holdings, Inc. (b)	2	11
PSK, Inc. (b)	25,002	304,493
RAPHAS Co., Ltd. (b)	4,625	58,155
Reyon Pharmaceutical Co., Ltd. (b)	4,257	72,886
RFHIC Corp. (b)	5,587	99,192
RFTech Co., Ltd. (b)	13,313	56,537
Rsupport Co., Ltd. (b)	22,419	74,996
S&S Tech Corp.	5,201	108,380
Sam Chun Dang Pharm Co., Ltd.	7,127	246,866
SAM KANG M&T Co., Ltd. (b)	11,434	181,750
Sambu Engineering & Construction Co., Ltd. (b)	85,418	83,763
Samick THK Co., Ltd. (b)	22,111	207,209
Samjin Pharmaceutical Co., Ltd. (b)	12,122	245,891
Samsung Pharmaceutical Co., Ltd. (b)	35,053	74,430
Samwha Capacitor Co., Ltd. (b)	4,361	103,464
Samyang Holdings Corp. (a)(b)	4,761	258,664
Sang-A Frontec Co., Ltd.	4,441	95,177
Sangsangin Co., Ltd.	28,724	139,247
SaraminHR Co., Ltd. (b)	5,710	119,212
Seah Besteel Holdings Corp. (b)	8,453	108,963
Sebang Global Battery Co., Ltd. (b)	2,704	90,561
Seegene, Inc.	13,473	289,811
Seobu T&D (a)	17,340	106,138
Seohan Co., Ltd. (b)	184,049	164,472
Seojin System Co., Ltd. (b)	8,816	122,009

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Seoul Semiconductor Co., Ltd. (b)	28,305	$226,082
Seoul Viosys Co., Ltd. (b)	7,776	30,809
SFA Engineering Corp.	23,335	671,723
SFA Semicon Co., Ltd. (b)	36,899	112,200
SGC Energy Co., Ltd. (b)	5,454	133,493
Shin Poong Pharmaceutical Co., Ltd. (b)	11,494	192,248
Shinsegae Information & Communication Co., Ltd.	30,618	332,936
Shinsegae International, Inc.	7,325	143,372
Shinsung E&G Co., Ltd. (b)	244,189	300,288
SIMMTECH Co., Ltd. (a)	9,324	195,033
Sindoh Co., Ltd. (b)	1,778	45,487
SK Chemicals Co., Ltd.	3,274	189,527
SK D&D Co., Ltd.	5,230	82,927
SK Discovery Co., Ltd.	4,613	110,354
SK Networks Co., Ltd. (a)(b)	82,812	253,446
SK Rent A Car Co., Ltd. (b)	3,637	19,156
SK Securities Co., Ltd. (b)	365,730	178,743
SL Corp. (b)	4,920	89,295
SM Entertainment Co., Ltd. (b)	10,987	666,432
Solid, Inc. (b)	19,536	89,608
SOLUM Co., Ltd. (b)	17,499	240,793
Solus Advanced Materials Co, Ltd. (b)	10,408	246,928
Songwon Industrial Co., Ltd. (b)	18,145	246,812
Soulbrain Holdings Co., Ltd. (b)	4,929	92,772
SPC Samlip Co., Ltd. (b)	2,028	114,351
Ssangyong Motor Co. (b)(c)	28,147	30,829
ST Pharm Co., Ltd. (b)	9,460	655,355
STCUBE (b)	20,662	234,480
STIC Investments, Inc. (b)	16,660	67,984
Sugentech, Inc. (b)	14,503	116,414
Suheung Co., Ltd. (b)	1,832	48,752
Sungshin Cement Co., Ltd. (b)	17,449	131,644
Synopex, Inc. (b)	36,663	72,340
T&R Biofab Co., Ltd. (b)	12,855	116,402
Taekwang Industrial Co., Ltd. (a)(b)	459	270,790
Taeyoung Engineering & Construction Co., Ltd. (b)	27,184	86,636
Taihan Electric Wire Co., Ltd. (a)(b)	653,295	772,381
Taihan Fiberoptics Co., Ltd. (b)	27,633	72,442
TechWing, Inc.	43,658	194,726
Tego Science, Inc. (b)	695	6,705
Telcon RF Pharmaceutical, Inc. (b)	46,565	37,377
Theragen Etex Co., Ltd. (b)	21,881	76,484
TKG Huchems Co., Ltd. (b)	24,901	393,847
Tokai Carbon Korea Co., Ltd. (b)	1,916	143,340
Toptec Co., Ltd. (b)	11,240	58,044
Tovis Co., Ltd.	9,146	68,568
TSE Co., Ltd. (a)(b)	3,208	93,741
Security Description	Shares	Value
TY Holdings Co., Ltd. (b)	26,221	$216,694
UBCare Co., Ltd. (b)	30,012	119,621
Ubiquoss Holdings, Inc. (b)	3,817	49,656
Unid Co., Ltd.	2,298	147,930
Union Semiconductor Equipment & Materials Co., Ltd.	60,179	267,462
Unison Co., Ltd. (b)	75,276	96,737
UTI, Inc. (b)	5,376	109,688
Value Added Technology Co., Ltd. (b)	4,505	116,856
Vaxcell-Bio Therapeutics Co., Ltd. (b)	7,461	201,497
VICTEK Co., Ltd. (b)	19,184	86,173
Webcash Corp. (b)	9,189	105,370
Webzen, Inc. (b)	13,522	163,077
Wellbiotec Co., Ltd. (b)	33,060	27,844
Wemade Co., Ltd.	10,877	271,387
Wemade Play Co., Ltd. (b)	1,301	12,758
Whanin Pharmaceutical Co., Ltd. (b)	11,053	153,842
Wins Co., Ltd.	8,227	82,628
WiSoL Co., Ltd.	7,547	40,048
Wonik Holdings Co., Ltd. (a)(b)	120,850	324,465
WONIK IPS Co., Ltd. (b)	19,802	387,584
Woojeon Co., Ltd. (b)(c)	76	—
Woongjin Thinkbig Co., Ltd.	9,533	18,093
Woori Technology Investment Co., Ltd. (b)	85,498	253,553
Woori Technology, Inc. (b)	112,149	114,854
Wysiwyg Studios Co., Ltd. (b)	15,307	208,814
YG Entertainment, Inc. (a)	4,755	164,893
Young Poong Corp. (b)	672	321,518
Youngone Corp. (b)	12,297	456,579
Yuanta Securities Korea Co., Ltd. (b)	89,202	168,951
Yungjin Pharmaceutical Co., Ltd. (b)	62,507	160,655
Zinus, Inc. (a)(b)	4,610	127,600
		78,352,146
SPAIN — 1.2%
Abengoa SA Class B (b)(c)	12,105,124	—
Aedas Homes SA (e)	15,052	221,365
Amper SA (a)(b)	867,288	138,101
Applus Services SA	90,347	618,552
Atresmedia Corp. de Medios de Comunicacion SA (a)	60,724	206,866
Audax Renovables SA (a)(b)	94,428	75,533
Befesa SA (e)	12,420	597,281
Construcciones y Auxiliar de Ferrocarriles SA	13,599	384,608
Distribuidora Internacional de Alimentacion SA (b)	8,982,190	121,745
Ence Energia y Celulosa SA	64,303	192,843
Ercros SA	74,823	258,730
Faes Farma SA	228,733	856,844

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Global Dominion Access SA (e)	50,294	$192,429
Grupo Ezentis SA (a)(b)	342,324	32,662
Indra Sistemas SA (a)	63,276	719,208
Lar Espana Real Estate Socimi SA REIT	29,587	133,412
Let's GOWEX SA (a)(b)(c)	9,561	—
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	140,749	155,021
Mediaset Espana Comunicacion SA (b)	85,126	301,079
Melia Hotels International SA (a)(b)	19,826	96,867
Miquel y Costas & Miquel SA	16,572	206,932
Neinor Homes SA (a)(e)	28,558	249,314
Obrascon Huarte Lain SA (a)(b)	130,087	62,254
Oryzon Genomics SA (a)(b)	28,915	76,532
Pharma Mar SA	7,354	504,662
Prosegur Cash SA (a)(e)	245,403	156,620
Prosegur Cia de Seguridad SA (a)	68,077	128,818
Sacyr SA	274,949	762,942
Talgo SA (a)(e)	45,100	158,839
Tecnicas Reunidas SA (a)(b)	48,111	468,280
Tubacex SA (b)	96,477	205,724
		8,284,063
SWEDEN — 3.9%
AcadeMedia AB (e)	60,773	260,368
AddNode Group AB Class B	29,127	275,070
AFRY AB	35,967	589,929
Alimak Group AB (e)	23,653	169,347
Alleima AB (b)	65,804	242,640
Ambea AB (e)	31,203	131,826
Arjo AB Class B	93,630	349,916
Attendo AB (b)(e)	57,360	133,333
Beijer Alma AB	12,587	197,391
Betsson AB Class B (b)	60,192	489,704
BHG Group AB (a)(b)	51,312	91,450
BICO Group AB (a)(b)	44,576	452,626
BioArctic AB (b)(e)	13,104	342,079
BioGaia AB Class B	37,122	297,738
Biotage AB	41,547	739,668
Bonava AB Class B	70,821	199,967
BoneSupport Holding AB (b)(e)	26,284	202,941
Boozt AB (a)(b)(e)	23,506	271,392
Bravida Holding AB (e)	46,533	497,507
Bufab AB	26,415	593,225
Bure Equity AB	22,683	536,407
Byggmax Group AB	36,925	176,270
Calliditas Therapeutics AB Class B (a)(b)	17,228	152,860
Camurus AB (b)	18,051	437,610
Cantargia AB (a)(b)	173,314	51,232
Cell Impact AB (b)	64,676	67,969
Cellavision AB	21,383	469,956
Security Description	Shares	Value
Cibus Nordic Real Estate AB (a)	18,730	$257,775
Cint Group AB (b)	76,395	307,061
Clas Ohlson AB Class B (a)	31,652	218,719
Cloetta AB Class B	129,270	258,801
Coor Service Management Holding AB (e)	51,315	316,671
Creades AB Class A	23,319	174,565
Dios Fastigheter AB	45,147	326,920
Duni AB (b)	19,800	163,804
Dustin Group AB (b)(e)	50,591	200,432
Electrolux Professional AB Class B	65,519	275,545
Eolus Vind AB Class B	12,804	129,767
Fagerhult AB	30,906	119,982
Fasadgruppen Group AB	17,060	173,228
Ferronordic AB (a)(b)	6,180	45,492
Fingerprint Cards AB Class B (a)(b)	185,870	52,303
G5 Entertainment AB (a)	4,084	82,468
GARO AB	20,723	215,991
Genovis AB (b)	43,992	194,005
Granges AB	59,773	489,336
Hansa Biopharma AB (b)	35,921	169,685
Hemnet Group AB	20,380	245,667
Hoist Finance AB (b)(e)	86,232	243,977
Humana AB (b)	15,396	56,888
Instalco AB	102,563	390,093
Intervacc AB (a)(b)	35,132	87,666
INVISIO AB	11,738	185,429
Inwido AB	36,349	386,183
K-fast Holding AB (a)(b)	71,238	160,943
KNOW IT AB	26,649	521,241
Lindab International AB	27,565	337,039
Maha Energy AB (a)(b)	112,354	91,925
MEKO AB	17,335	187,333
MIPS AB (a)	12,434	513,017
Modern Times Group MTG AB Class B (b)	58,465	499,950
Munters Group AB (e)	61,512	607,475
Mycronic AB	13,500	253,688
NCAB GROUP AB (a)	38,314	238,830
NCC AB Class B (a)	47,066	439,289
New Wave Group AB Class B	66,167	1,310,703
Nobia AB	62,018	126,780
Nolato AB Class B	71,510	375,068
Nordic Waterproofing Holding AB (a)	9,593	134,051
Note AB (b)	20,216	347,297
NP3 Fastigheter AB (a)	10,369	197,637
Nyfosa AB (a)	68,295	528,296
Oncopeptides AB (a)(b)(e)	61,912	72,195
OW Bunker A/S (a)(c)	9,828	—
Paradox Interactive AB	21,661	441,141
Platzer Fastigheter Holding AB Class B	19,799	156,385
PowerCell Sweden AB (a)(b)	27,571	315,018

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pricer AB Class B	63,802	$100,178
Ratos AB Class B	36,283	144,477
Re:NewCell AB (a)(b)	9,031	63,185
Resurs Holding AB (e)	107,045	256,324
SAS AB (b)	7,059	311
Scandi Standard AB (b)	34,048	160,118
Sdiptech AB Class B (a)(b)	15,837	343,506
Sedana Medical AB (a)(b)	55,943	100,402
SkiStar AB (a)	25,336	269,907
Smart Eye AB (b)	12,656	55,704
SolTech Energy Sweden AB (a)(b)	67,729	65,262
Stillfront Group AB (b)	187,575	315,400
Storytel AB (a)(b)	29,326	124,487
Surgical Science Sweden AB (b)	11,281	178,318
Svolder AB Class B	32,186	185,526
SwedenCare AB	49,033	144,706
Tethys Oil AB	38,359	222,728
Tobii AB (b)	46,473	74,574
Tobii Dynavox AB (b)	46,473	95,047
Troax Group AB	17,363	304,284
Vestum AB (a)(b)	98,071	162,503
Vimian Group AB (a)(b)	73,451	191,884
Vitec Software Group AB Class B (a)	15,627	627,210
VNV Global AB (a)(b)	64,964	161,981
Xvivo Perfusion AB (b)	13,715	240,880
		26,633,077
SWITZERLAND — 2.1%
AC Immune SA (a)(b)	57,630	117,565
Aluflexpack AG (a)(b)	7,942	151,595
Arbonia AG	23,742	331,546
Aryzta AG (b)	543,100	646,296
Ascom Holding AG (a)	46,499	373,419
Autoneum Holding AG (a)	1,653	182,237
Basilea Pharmaceutica AG (b)	4,149	205,387
Bell Food Group AG	945	243,094
Bossard Holding AG Class A	1,748	377,486
Burckhardt Compression Holding AG	1,612	960,022
Burkhalter Holding AG	1,359	112,516
Bystronic AG	310	214,775
Coltene Holding AG (b)	2,671	219,985
Comet Holding AG	2,239	473,840
Feintool International Holding AG	2,559	55,733
Gurit Holding AG Class BR (a)	2,730	265,564
Huber + Suhner AG	7,312	682,042
Implenia AG (b)	9,607	395,100
Inficon Holding AG	403	352,386
Intershop Holding AG	288	187,704
Kardex Holding AG	4,492	737,985
Komax Holding AG	2,563	713,330
Leonteq AG	4,245	200,504
Medartis Holding AG (b)(e)	1,746	154,747
Security Description	Shares	Value
Medmix AG (e)	7,500	$142,672
Metall Zug AG Class B	104	216,386
Meyer Burger Technology AG (a)(b)	1,469,479	850,525
Mobilezone Holding AG	21,344	353,426
Molecular Partners AG (a)(b)	16,221	108,000
Orior AG	6,715	532,003
Relief Therapeutics Holding, Inc. (a)(b)	1,346,655	43,666
Rieter Holding AG (a)	1,697	192,591
Schweiter Technologies AG Bearer Shares	403	320,588
Sensirion Holding AG (b)(e)	4,713	499,215
SKAN Group AG	3,066	208,774
u-blox Holding AG (b)	4,318	514,314
Valiant Holding AG	7,713	833,658
Vetropack Holding AG	7,004	273,286
V-ZUG Holding AG (b)	1,432	140,847
Ypsomed Holding AG	2,321	423,460
Zehnder Group AG	3,345	201,741
Zur Rose Group AG (a)(b)	8,145	225,018
		14,435,028
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (a)(b)	128,405	163,880
TURKEY — 0.1%
Eldorado Gold Corp. (a)(b)	82,881	690,599
UNITED ARAB EMIRATES — 0.1%
Borr Drilling, Ltd. (b)	120,519	652,694
UNITED KINGDOM — 6.5%
4imprint Group PLC	13,390	688,567
888 Holdings PLC (b)	151,447	158,402
A.G. Barr PLC	53,672	344,116
ABRDN Property Income Trust, Ltd. REIT	197,113	147,955
AJ Bell PLC	138,147	595,246
Alphawave IP Group PLC Class WI (a)(b)	91,024	111,683
Amryt Pharma PLC ADR (b)	19,461	142,065
AO World PLC (a)(b)	186,532	116,677
Argo Blockchain PLC (a)(b)	256,232	19,418
Ascential PLC (b)	126,145	305,908
ASOS PLC (a)(b)	30,589	187,841
Aston Martin Lagonda Global Holdings PLC (a)(b)(e)	190,033	352,144
Auction Technology Group PLC (b)	50,188	453,991
Autolus Therapeutics PLC ADR (a)(b)	53,557	101,758
Avon Protection PLC (a)	19,246	248,874
Bicycle Therapeutics PLC ADR (a)(b)	8,861	262,286
Biffa PLC (e)	156,637	767,618
Bodycote PLC	55,743	381,198
Bytes Technology Group PLC	122,789	571,610
Capita PLC (b)	892,464	260,442

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Capital & Counties Properties PLC REIT	256,840	$329,035
Capricorn Energy PLC (a)	318,715	1,003,695
Card Factory PLC (b)	232,508	218,713
Chemring Group PLC	117,492	420,460
Civitas Social Housing PLC REIT (a)	301,044	228,502
Clarkson PLC	14,112	549,152
CLS Holdings PLC REIT	71,120	135,854
CMC Markets PLC (a)(e)	43,346	116,796
Coats Group PLC	667,238	531,335
Compass Pathways PLC ADR (a)(b)	16,478	132,318
Concentric AB	11,070	207,387
Crest Nicholson Holdings PLC	57,835	164,602
Currys PLC	291,334	187,839
Custodian Property Income Reit PLC	89,874	100,866
De La Rue PLC (a)(b)	85,452	80,690
DEV Clever Holdings PLC (b)(c)	399,295	108,070
Devro PLC	176,902	655,410
Dignity PLC (a)(b)	25,811	128,849
DiscoverIE Group PLC	36,024	316,766
Domino's Pizza Group PLC	78,480	276,980
Ecora Resources PLC	144,182	261,196
Elementis PLC (b)	305,141	441,933
Empiric Student Property PLC REIT	421,820	427,237
EnQuest PLC (b)	824,779	212,315
Essentra PLC	170,569	485,245
Exscientia PLC ADR (a)(b)	28,784	153,419
FDM Group Holdings PLC	45,701	411,753
Firstgroup PLC	294,032	357,228
Forterra PLC (e)	226,997	509,520
Foxtons Group PLC	283,829	101,401
Genius Sports, Ltd. (a)(b)	46,981	167,722
Genuit Group PLC	98,493	332,921
Global Ship Lease, Inc. Class A (a)	8,570	142,691
Great Portland Estates PLC REIT	94,595	563,252
Gym Group PLC (b)(e)	184,743	242,228
Halfords Group PLC	99,640	250,501
Hammerson PLC REIT	1,489,255	426,359
Helical PLC	47,639	191,112
Hill & Smith PLC	41,169	580,400
Hilton Food Group PLC	29,155	195,343
Hollywood Bowl Group PLC	51,378	153,889
Hunting PLC	44,976	180,159
Hyve Group PLC (b)	88,998	78,793
Ibstock PLC (e)	239,962	446,831
IntegraFin Holdings PLC	151,288	549,957
IP Group PLC	545,500	365,822
J D Wetherspoon PLC (a)(b)	89,669	479,127
James Fisher & Sons PLC (b)	28,114	132,061
John Wood Group PLC (b)	235,482	382,828
Security Description	Shares	Value
Johnston Press PLC (c)	358	$—
Jupiter Fund Management PLC	292,206	466,785
Just Group PLC	543,134	533,122
Keller Group PLC	62,111	597,707
Kier Group PLC (b)	208,615	148,809
Lancashire Holdings, Ltd.	77,459	605,641
Lb-shell PLC (c)	571	—
Luceco PLC (e)	110,331	130,328
Marshalls PLC	116,256	382,055
Marston's PLC (b)	628,515	299,241
Micro Focus International PLC	143,299	912,550
Mitie Group PLC	686,486	616,028
Molten Ventures PLC (b)	69,081	294,332
Moneysupermarket.com Group PLC	251,690	582,506
Moonpig Group PLC (b)	82,480	109,434
Morgan Advanced Materials PLC	198,843	752,247
Morgan Sindall Group PLC	25,818	475,164
National Express Group PLC (b)	215,600	337,149
NCC Group PLC	123,608	297,376
ODFJELL Technology, Ltd. (b)	98	289
On the Beach Group PLC (b)(e)	86,589	162,903
Oxford Biomedica PLC (b)	38,880	206,952
Oxford Instruments PLC	24,281	660,092
Pagegroup PLC	122,671	680,551
PayPoint PLC	37,383	229,337
Petrofac, Ltd. (a)(b)	110,154	93,084
Picton Property Income, Ltd. REIT	201,661	193,820
Playtech PLC (b)	190,118	1,164,048
Premier Foods PLC	275,969	360,512
Provident Financial PLC	199,288	458,352
PZ Cussons PLC	223,732	563,822
Quilter PLC (e)	502,710	561,897
Rathbones Group PLC	28,724	703,136
Reach PLC	151,377	173,169
Redde Northgate PLC	51,791	256,674
Regional REIT, Ltd. (e)	203,738	144,595
Renewi PLC (b)	33,463	240,711
Restaurant Group PLC (b)	325,066	122,155
S4 Capital PLC (b)	193,466	440,307
Sabre Insurance Group PLC (e)	134,540	172,196
Savills PLC	49,871	495,216
Schroder Real Estate Investment Trust, Ltd.	648,610	330,030
Senior PLC	466,189	702,095
SIG PLC (a)(b)	379,770	135,220
Spire Healthcare Group PLC (b)(e)	115,094	315,658
SThree PLC	50,674	245,652
Supermarket Income REIT PLC (a)	579,460	714,459
Synthomer PLC	178,390	309,432

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
THG PLC (a)(b)	361,414	$190,853
TORM PLC Class A	40,058	1,140,597
TP ICAP Group PLC	293,689	616,471
Treatt PLC (a)	22,970	172,691
Triple Point Social Housing REIT PLC (e)	205,006	151,167
TT Electronics PLC	58,758	122,983
Tyman PLC	133,095	361,026
UK Commercial Property REIT, Ltd.	526,396	369,790
Vesuvius PLC	58,449	284,186
Victrex PLC	21,462	412,292
Volution Group PLC	84,823	372,423
Wincanton PLC	54,012	218,952
Workspace Group PLC REIT	57,803	309,136
		44,433,766
UNITED STATES — 1.4%
Access Bio, Inc.	22,286	215,017
Adaptimmune Therapeutics PLC ADR (b)	77,941	113,794
Ameridge Corp. (b)	1,798	2,168
Argonaut Gold, Inc. (b)	470,786	180,677
Avadel Pharmaceuticals PLC ADR (a)(b)	23,417	167,666
Carnival PLC (a)(b)	61,882	431,293
Civeo Corp. (b)	9,306	289,417
DHT Holdings, Inc.	70,610	627,017
Diversified Energy Co. PLC	344,668	482,596
Dole PLC (a)	23,800	229,670
Energy Fuels, Inc. (a)(b)	99,453	615,090
Ferroglobe PLC (b)(c)	19,857	—
Ferroglobe PLC (b)	33,608	129,391
Fiverr International, Ltd. (a)(b)	12,262	357,315
Hecla Mining Co. (a)	7,816	43,457
IMAX Corp. (b)	39,328	576,548
Leonardo DRS, Inc. (b)	29,595	378,224
Maxeon Solar Technologies, Ltd. (a)(b)	25,183	404,439
MDA, Ltd. (b)	25,136	118,728
MeiraGTx Holdings PLC (b)	20,888	136,190
Nitro Software, Ltd. (a)(b)	117,028	176,185
Nordic American Tankers, Ltd. (a)	110,631	338,531
Ormat Technologies, Inc.	1	68
Paysafe, Ltd. (a)(b)	13,564	188,404
PolyPeptide Group AG (b)(e)	6,812	186,424
PureTech Health PLC (a)(b)	114,405	366,751
REC Silicon ASA (a)(b)	344,966	489,732
Rhi Magnesita NV	10,132	271,056
Riskified, Ltd. Class A (a)(b)	30,810	142,342
Sinch AB (a)(b)(e)	300,266	1,101,701
Stratasys, Ltd. (b)	34,873	413,594
UroGen Pharma, Ltd. (b)	17,094	151,624
Viemed Healthcare, Inc. (a)(b)	28,401	215,269
Security Description	Shares	Value
Zymeworks, Inc. (a)(b)	23,472	$184,490
		9,724,868
TOTAL COMMON STOCKS (Cost $859,489,208)		677,204,207

RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Genexine, Inc. (expiring 01/23/23) (b) (Cost: $0)	2,294	7,256
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
PointsBet Holdings Ltd. (expiring 07/08/24) (b) (Cost: $0)	4,680	—
FRANCE — 0.0% (f)
CGG SA (expiring 02/21/23) (b)	1,729	1
Vantiva SA (expiring 09/22/24) (a)(b)	4,594	127
		128
ITALY — 0.0% (f)
Webuild SpA (expiring 08/02/30) (a)(b)(c) (Cost: $0)	19,800	—
MACAU — 0.0% (f)
MECOM Power & Construction, Ltd. (expiring 05/24/23) (a)(b) (Cost: $0)	43,200	814
SINGAPORE — 0.0% (f)
Ezion Holdings, Ltd. (expiring 04/16/23) (a)(b)(c) (Cost: $0)	389,064	—
TOTAL WARRANTS (Cost $0)		942
SHORT-TERM INVESTMENTS — 9.2%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h)(i)	540,457	540,565
State Street Navigator Securities Lending Portfolio II (j)(k)	62,096,275	62,096,275
TOTAL SHORT-TERM INVESTMENTS (Cost $62,636,788)		62,636,840
TOTAL INVESTMENTS — 108.6% (Cost $922,125,996)		739,849,245
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.6)%		(58,865,806)
NET ASSETS — 100.0%		$680,983,439

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $772,759, representing 0.10% of the Fund's net assets.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $18,504, representing 0.00% of the Fund's net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 3.6% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$676,325,559	$87,385	$791,263	$677,204,207
Rights	—	7,256	—	7,256
Warrants	942	—	—	942
Short-Term Investments	62,636,840	—	—	62,636,840
TOTAL INVESTMENTS	$738,963,341	$94,641	$791,263	$739,849,245
Sector Breakdown as of December 31, 2022

% of Net Assets
Industrials	20.2%
Information Technology	13.3
Consumer Discretionary	12.3
Materials	11.9
Financials	9.4
Health Care	8.9
Real Estate	7.7
Consumer Staples	6.0
Energy	4.4
Communication Services	4.2
Utilities	1.1
Short-Term Investments	9.2
Liabilities in Excess of Other Assets	(8.6)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,021,298	$1,021,502	$12,234,980	$12,715,987	$117	$(47)	540,457	$540,565	$16,942
State Street Navigator Securities Lending Portfolio II	577,887,537	57,887,537	39,006,743	34,798,005	—	—	62,096,275	62,096,275	335,614
Total		$58,909,039	$51,241,723	$47,513,992	$117	$(47)		$62,636,840	$352,556
See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 9.1%
BWP Trust REIT	552,402	$1,464,731
Centuria Industrial REIT	604,614	1,279,259
Charter Hall Long Wale REIT (a)	732,867	2,201,682
Charter Hall Retail REIT	582,187	1,512,123
Dexus REIT	1,208,277	6,350,296
GPT Group REIT	2,151,878	6,129,044
National Storage REIT	1,211,658	1,906,311
Region RE, Ltd.	1,268,357	2,330,969
Scentre Group REIT	5,832,565	11,391,420
Vicinity, Ltd. REIT	4,346,476	5,895,126
Waypoint REIT, Ltd.	814,343	1,518,678
		41,979,639
AUSTRIA — 0.3%
CA Immobilien Anlagen AG (b)	51,543	1,559,512
BELGIUM — 2.5%
Aedifica SA REIT	44,789	3,623,319
Cofinimmo SA REIT	33,697	3,010,112
Warehouses De Pauw CVA REIT	174,115	4,961,505
		11,594,936
BRAZIL — 1.1%
Aliansce Sonae Shopping Centers SA	470,917	1,517,175
BR Malls Participacoes SA	786,642	1,236,636
BR Properties SA	162,992	201,589
Iguatemi SA (c)	254,646	892,268
Multiplan Empreendimentos Imobiliarios SA	300,362	1,245,878
		5,093,546
CANADA — 4.0%
Artis Real Estate Investment Trust	63,455	421,956
Boardwalk Real Estate Investment Trust	25,323	923,810
Canadian Apartment Properties REIT	93,650	2,949,911
Dream Industrial Real Estate Investment Trust	141,818	1,223,553
Dream Office Real Estate Investment Trust	26,654	293,893
First Capital Real Estate Investment Trust	118,088	1,465,042
Granite Real Estate Investment Trust	34,970	1,782,891
H&R Real Estate Investment Trust	146,970	1,313,559
InterRent Real Estate Investment Trust	78,078	737,591
NorthWest Healthcare Properties Real Estate Investment Trust	133,043	932,808
Security Description	Shares	Value
Primaris Real Estate Investment Trust	54,063	$584,141
RioCan Real Estate Investment Trust	167,005	2,604,388
SmartCentres Real Estate Investment Trust	79,491	1,571,105
Summit Industrial Income REIT	104,501	1,749,974
		18,554,622
FINLAND — 0.6%
Kojamo Oyj	199,744	2,941,838
FRANCE — 4.5%
Covivio REIT	52,105	3,083,521
Gecina SA REIT	61,070	6,201,585
Klepierre SA REIT (b)	219,090	5,034,224
Unibail-Rodamco-Westfield REIT (b)	120,259	6,241,484
		20,560,814
GERMANY — 2.2%
Aroundtown SA	1,035,910	2,413,469
Deutsche Wohnen SE	58,513	1,241,778
Grand City Properties SA	87,076	854,044
LEG Immobilien SE	83,247	5,407,126
		9,916,417
HONG KONG — 8.0%
Hang Lung Properties, Ltd.	2,071,755	4,050,632
Hysan Development Co., Ltd.	670,846	2,174,569
Link REIT	2,372,994	17,421,323
Swire Properties, Ltd.	1,189,400	3,023,427
Wharf Real Estate Investment Co., Ltd.	1,741,000	10,149,393
		36,819,344
ISRAEL — 0.6%
Azrieli Group, Ltd.	41,008	2,714,884
JAPAN — 31.4%
Activia Properties, Inc. REIT	824	2,579,196
Advance Residence Investment Corp. REIT	1,565	4,020,880
Aeon Mall Co., Ltd.	107,140	1,384,469
AEON REIT Investment Corp.	1,921	2,249,380
Comforia Residential REIT, Inc.	739	1,661,203
Daiwa House REIT Investment Corp.	2,398	5,332,322
Daiwa Office Investment Corp. REIT	325	1,576,414
Daiwa Securities Living Investments Corp. REIT	2,540	2,211,876
Frontier Real Estate Investment Corp. REIT	579	2,246,754
Fukuoka REIT Corp.	814	1,053,089
Global One Real Estate Investment Corp. REIT	1,070	875,009
GLP J-REIT	5,285	6,060,256
Hoshino Resorts REIT, Inc.	288	1,547,554
Hulic Co., Ltd.	672,590	5,301,403

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Hulic REIT, Inc.	1,451	$1,802,409
Ichigo Office REIT Investment Corp.	1,724	1,110,614
Industrial & Infrastructure Fund Investment Corp. REIT	2,349	2,702,476
Invincible Investment Corp. REIT	6,842	2,644,602
Japan Excellent, Inc. REIT	1,426	1,415,787
Japan Hotel REIT Investment Corp.	5,011	2,943,291
Japan Logistics Fund, Inc. REIT	1,055	2,506,669
Japan Metropolitan Fund Invest REIT	7,851	6,229,866
Japan Prime Realty Investment Corp. REIT	1,121	3,147,755
Japan Real Estate Investment Corp. REIT	1,552	6,786,949
Kenedix Office Investment Corp. REIT	950	2,303,990
Kenedix Residential Next Investment Corp. REIT	1,188	1,851,171
Kenedix Retail REIT Corp.	677	1,305,307
LaSalle Logiport REIT	2,030	2,463,170
Mitsubishi Estate Logistics REIT Investment Corp.	561	1,794,248
Mitsui Fudosan Co., Ltd.	1,073,800	19,670,125
Mitsui Fudosan Logistics Park, Inc. REIT	618	2,252,893
Mori Hills REIT Investment Corp.	1,848	2,204,519
Mori Trust Sogo REIT, Inc.	1,090	1,213,543
Nippon Accommodations Fund, Inc. REIT	565	2,582,099
Nippon Building Fund, Inc. REIT	1,908	8,502,816
Nippon Prologis REIT, Inc.	2,998	7,009,610
NIPPON REIT Investment Corp.	511	1,345,807
Nomura Real Estate Master Fund, Inc. REIT	5,296	6,542,484
NTT UD REIT Investment Corp.	1,584	1,648,287
Orix JREIT, Inc.	3,100	4,381,750
Sekisui House REIT, Inc.	4,920	2,781,704
Tokyu REIT, Inc.	1,042	1,638,675
United Urban Investment Corp. REIT	3,481	3,973,160
		144,855,581
MEXICO — 0.8%
Fibra Uno Administracion SA de CV REIT	3,243,980	3,822,078
ROMANIA — 0.7%
NEPI Rockcastle NV	521,536	3,159,254
SAUDI ARABIA — 0.2%
Arabian Centres Co., Ltd.	187,500	952,967
Security Description	Shares	Value
SINGAPORE — 10.7%
CapitaLand Ascendas REIT	3,775,989	$7,714,144
CapitaLand Ascott Trust	2,317,800	1,814,562
CapitaLand China Trust REIT	1,329,200	1,109,979
CapitaLand Integrated Commercial Trust REIT	5,657,233	8,604,798
Capitaland Investment, Ltd.	2,757,903	7,608,292
Frasers Centrepoint Trust REIT	1,223,338	1,915,456
Frasers Logistics & Commercial Trust REIT	3,274,700	2,832,279
Keppel DC REIT	1,507,600	1,989,600
Keppel REIT	2,255,653	1,530,454
Mapletree Industrial Trust REIT	2,252,787	3,728,890
Mapletree Logistics Trust REIT	3,644,017	4,320,002
Mapletree Pan Asia Commercial Trust REIT	2,614,371	3,255,293
Suntec Real Estate Investment Trust	2,545,276	2,618,909
		49,042,658
SOUTH AFRICA — 1.1%
Growthpoint Properties, Ltd. REIT	3,672,234	3,138,071
Redefine Properties, Ltd. REIT	7,541,565	1,874,865
		5,012,936
SPAIN — 1.2%
Inmobiliaria Colonial Socimi SA REIT	334,168	2,143,410
Merlin Properties Socimi SA REIT	374,474	3,506,992
		5,650,402
SWEDEN — 3.8%
Castellum AB	322,238	3,904,462
Fabege AB	301,882	2,569,887
Hufvudstaden AB Class A	132,043	1,879,359
Neobo Fastigheter AB (b)	121,512	227,992
Sagax AB Class B	210,854	4,785,927
Samhallsbyggnadsbolaget i Norden AB	1,204,561	2,009,239
Wihlborgs Fastigheter AB	300,359	2,262,890
		17,639,756
SWITZERLAND — 2.9%
PSP Swiss Property AG	51,521	6,041,968
Swiss Prime Site AG	86,191	7,466,719
		13,508,687
THAILAND — 0.7%
Central Pattana PCL NVDR	1,517,359	3,110,509
UNITED KINGDOM — 13.1%
Assura PLC REIT	3,333,836	2,187,604
Big Yellow Group PLC REIT	196,592	2,712,432
British Land Co. PLC REIT	1,053,485	5,006,856
Capital & Counties Properties PLC REIT	975,770	1,250,048
Derwent London PLC REIT	126,076	3,591,235

See accompanying notes to Schedule of Investments.

SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Grainger PLC	832,558	$2,523,741
Great Portland Estates PLC REIT	284,926	1,696,551
Hammerson PLC REIT	4,482,584	1,283,320
Land Securities Group PLC REIT	844,008	6,308,811
LondonMetric Property PLC REIT	1,110,026	2,300,637
LXI REIT PLC	1,925,858	2,608,509
Primary Health Properties PLC REIT	1,501,423	2,001,117
Safestore Holdings PLC REIT	239,466	2,722,108
Segro PLC REIT	1,359,067	12,483,503
Shaftesbury PLC REIT	326,172	1,443,857
Supermarket Income REIT PLC	1,395,225	1,720,275
Tritax Big Box REIT PLC	2,098,360	3,498,428
UNITE Group PLC REIT	449,528	4,920,710
		60,259,742
TOTAL COMMON STOCKS (Cost $627,076,429)		458,750,122

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA , REIT (b) (Cost: $50,716)	31,598	48,836
SHORT-TERM INVESTMENTS — 4.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e)(f)	76,398	76,413
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	18,047,776	$18,047,776
TOTAL SHORT-TERM INVESTMENTS (Cost $18,124,189)		18,124,189
TOTAL INVESTMENTS — 103.5% (Cost $645,251,334)		476,923,147
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(15,938,167)
NET ASSETS — 100.0%		$460,984,980
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.
(g)	The Fund invested in an affiliated entity. Amounts related to these investments during the year ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$458,522,130	$227,992	$—	$458,750,122
Preferred Stocks	48,836	—	—	48,836
Short-Term Investments	18,124,189	—	—	18,124,189
TOTAL INVESTMENTS	$476,695,155	$227,992	$—	$476,923,147

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	432,480	$432,567	$6,382,608	$6,738,820	$81	$(23)	76,398	$76,413	$5,398
State Street Navigator Securities Lending Portfolio II	7,294,630	7,294,630	21,210,599	10,457,453	—	—	18,047,776	18,047,776	63,870
Total		$7,727,197	$27,593,207	$17,196,273	$81	$(23)		$18,124,189	$69,268
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
AUSTRALIA — 9.4%
Atlas Arteria, Ltd. Stapled Security	3,204,170	$14,362,921
Qube Holdings, Ltd. (a)	4,642,528	8,846,808
Transurban Group Stapled Security	3,382,594	29,774,902
		52,984,631
BELGIUM — 0.1%
Euronav NV (b)	52,799	884,127
BRAZIL — 0.8%
Centrais Eletricas Brasileiras SA ADR	305,851	2,425,399
Cia de Saneamento Basico do Estado de Sao Paulo ADR	82,049	874,642
Cia Energetica de Minas Gerais ADR	351,962	714,483
Ultrapar Participacoes SA ADR (a)	259,953	629,086
		4,643,610
CANADA — 10.2%
Atlas Corp. (a)	228,939	3,511,924
Enbridge, Inc. (c)	725,053	28,318,244
Enbridge, Inc. (c)	1,043	40,781
Gibson Energy, Inc.	52,295	912,398
Keyera Corp. (a)	79,192	1,729,430
Pembina Pipeline Corp. (a)	198,908	6,746,974
TC Energy Corp.	362,916	14,458,250
Westshore Terminals Investment Corp.	96,390	1,595,651
		57,313,652
CHINA — 5.5%
Beijing Capital International Airport Co., Ltd. Class H (a)(b)	4,396,000	3,216,056
China Gas Holdings, Ltd.	719,600	1,047,368
China Longyuan Power Group Corp., Ltd. Class H	804,000	982,730
China Merchants Port Holdings Co., Ltd.	3,519,882	5,159,219
China Power International Development, Ltd.	1,199,000	506,948
China Resources Gas Group, Ltd.	217,000	814,624
China Resources Power Holdings Co., Ltd.	428,000	875,198
COSCO SHIPPING Ports, Ltd.	4,445,111	3,531,053
Guangdong Investment, Ltd.	678,000	694,075
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	447,000	1,360,195
Jiangsu Expressway Co., Ltd. Class H	3,210,000	2,932,408
Kunlun Energy Co., Ltd.	956,000	682,249
Security Description	Shares	Value
Shenzhen Expressway Corp., Ltd. Class H	1,612,000	$1,389,985
Shenzhen International Holdings, Ltd.	3,641,430	3,573,803
Yuexiu Transport Infrastructure, Ltd.	2,464,000	1,341,713
Zhejiang Expressway Co., Ltd. Class H	3,580,000	2,756,686
		30,864,310
DENMARK — 0.0% (d)
Orsted A/S (e)	456	41,315
FRANCE — 4.9%
Aeroports de Paris (b)	72,853	9,734,592
Engie SA	4,292	61,325
Gaztransport Et Technigaz SA	7,834	834,411
Getlink SE	1,055,620	16,870,984
		27,501,312
GERMANY — 2.1%
E.ON SE	5,419	53,982
Fraport AG Frankfurt Airport Services Worldwide (b)	97,128	3,944,256
Hamburger Hafen und Logistik AG	59,103	750,624
RWE AG	162,431	7,209,810
		11,958,672
HONG KONG — 0.5%
Hutchison Port Holdings Trust Stapled Security	13,267,800	2,573,953
ITALY — 2.3%
Enav SpA (e)	668,632	2,825,845
Enel SpA	1,858,226	9,975,450
		12,801,295
JAPAN — 2.1%
Japan Airport Terminal Co., Ltd. (b)	244,800	12,115,230
MEXICO — 5.5%
Grupo Aeroportuario del Centro Norte SAB de CV ADR	89,334	5,524,415
Grupo Aeroportuario del Pacifico SAB de CV ADR	95,462	13,728,390
Grupo Aeroportuario del Sureste SAB de CV ADR	49,492	11,531,141
		30,783,946
NETHERLANDS — 0.0% (d)
Koninklijke Vopak NV	231	6,841
NEW ZEALAND — 2.8%
Auckland International Airport, Ltd. (b)	3,175,017	15,682,785
SINGAPORE — 0.9%
SATS, Ltd. (b)	1,738,400	3,681,074
SIA Engineering Co., Ltd. (b)	678,700	1,184,132
		4,865,206

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SPAIN — 7.2%
Aena SME SA (b)(e)	193,246	$24,192,152
Iberdrola SA	1,408,862	16,434,428
		40,626,580
SWITZERLAND — 1.4%
Flughafen Zurich AG (b)	49,988	7,731,607
UNITED KINGDOM — 2.0%
National Grid PLC	932,225	11,184,583
UNITED STATES — 42.0%
American Electric Power Co., Inc.	123,508	11,727,085
American Water Works Co., Inc.	43,752	6,668,680
Cheniere Energy, Inc.	89,581	13,433,567
Consolidated Edison, Inc.	85,169	8,117,457
Constellation Energy Corp.	78,493	6,766,881
Dominion Energy, Inc.	200,255	12,279,637
DTE Energy Co.	46,605	5,477,486
DTE Midstream LLC	34,667	1,915,698
Duke Energy Corp.	185,175	19,071,173
Edison International	91,638	5,830,010
Equitrans Midstream Corp.	154,968	1,038,286
Eversource Energy	83,244	6,979,177
Exelon Corp.	238,465	10,308,842
Kinder Morgan, Inc.	710,992	12,854,735
NextEra Energy, Inc.	350,052	29,264,347
ONEOK, Inc.	160,269	10,529,673
Public Service Enterprise Group, Inc.	119,828	7,341,861
Sempra Energy	75,541	11,674,106
Southern Co.	255,632	18,254,681
Targa Resources Corp.	81,188	5,967,318
WEC Energy Group, Inc.	75,814	7,108,321
Williams Cos., Inc.	436,953	14,375,754
Xcel Energy, Inc.	131,434	9,214,838
		236,199,613
TOTAL COMMON STOCKS (Cost $550,347,067)		560,763,268

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 1.8%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	142,398	$142,426
State Street Navigator Securities Lending Portfolio II (h)(i)	10,361,401	10,361,401
TOTAL SHORT-TERM INVESTMENTS (Cost $10,503,813)		10,503,827
TOTAL INVESTMENTS — 101.5% (Cost $560,850,880)		571,267,095
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(8,633,617)
NET ASSETS — 100.0%		$562,633,478
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.8% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$560,763,268	$—	$—	$560,763,268
Short-Term Investments	10,503,827	—	—	10,503,827
TOTAL INVESTMENTS	$571,267,095	$—	$—	$571,267,095
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Sector Breakdown as of December 31, 2022

% of Net Assets
Utilities	41.0%
Industrials	38.3
Energy	20.4
Short-Term Investments	1.8
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	1,401,393	$1,401,673	$13,697,950	$14,956,455	$(603)	$(139)	142,398	$142,426	$10,736
State Street Navigator Securities Lending Portfolio II	23,850,478	23,850,478	55,245,045	68,734,123	—	—	10,361,404	10,361,404	27,915
Total		$25,252,151	$68,942,995	$83,690,578	$(603)	$(139)		$10,503,830	$38,651
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 98.5%
AUSTRALIA — 13.3%
BHP Group, Ltd.	6,103,105	$188,854,388
Fortescue Metals Group, Ltd.	2,194,320	30,520,482
Glencore PLC	20,754,099	137,907,294
Newcrest Mining, Ltd.	1,396,417	19,545,671
Rio Tinto, Ltd.	533,456	42,112,853
South32, Ltd.	7,312,249	19,835,207
Woodside Energy Group, Ltd.	1,361,058	32,711,173
		471,487,068
AUSTRIA — 1.0%
Mondi PLC	2,055,178	34,845,300
BRAZIL — 5.9%
Petroleo Brasileiro SA ADR	1,605,343	17,096,903
Suzano SA ADR (a)	3,561,986	32,912,750
Vale SA ADR (a)	5,813,142	98,649,020
Wheaton Precious Metals Corp. (a)	702,070	27,410,239
Yara International ASA	759,712	33,207,998
		209,276,910
CANADA — 12.8%
Agnico Eagle Mines, Ltd. (a)	747,599	38,821,407
Barrick Gold Corp. (b)	1,686,331	28,886,485
Barrick Gold Corp. (a)(b)	1,348,570	23,168,433
Canadian Natural Resources, Ltd. (a)	872,814	48,434,912
Cenovus Energy, Inc. (a)	1,094,741	21,225,024
Franco-Nevada Corp.	302,140	41,157,223
Imperial Oil, Ltd. (a)	146,488	7,130,066
Nutrien, Ltd. (a)(b)	1,088,104	79,382,324
Nutrien, Ltd. (a)(b)	1,170,571	85,486,800
Suncor Energy, Inc. (a)	1,037,364	32,882,973
Teck Resources, Ltd. Class B (c)	764,881	28,885,908
West Fraser Timber Co., Ltd. (a)	253,841	18,316,569
		453,778,124
CHILE — 1.7%
Antofagasta PLC (a)	528,979	9,834,157
Sociedad Quimica y Minera de Chile SA ADR	622,718	49,717,805
		59,551,962
CHINA — 1.2%
Wilmar International, Ltd.	13,403,019	41,672,077
COLOMBIA — 0.1%
Ecopetrol SA ADR (a)	203,148	2,126,960
FINLAND — 3.9%
Neste Oyj	311,882	14,319,461
Stora Enso Oyj Class R	2,578,607	36,189,025
UPM-Kymmene Oyj	2,338,173	87,164,812
		137,673,298
Security Description	Shares	Value
FRANCE — 3.2%
TotalEnergies SE	1,805,765	$113,030,388
INDIA — 2.3%
Reliance Industries, Ltd. GDR (d)	1,302,161	80,082,902
IRELAND — 1.1%
Smurfit Kappa Group PLC	1,103,066	40,685,645
ISRAEL — 0.8%
ICL Group, Ltd.	3,785,422	27,303,100
ITALY — 0.7%
Eni SpA	1,842,573	26,126,722
JAPAN — 1.1%
Nippon Steel Corp.	1,452,400	25,229,458
Sumitomo Metal Mining Co., Ltd.	420,600	14,889,708
		40,119,166
LUXEMBOURG — 0.6%
ArcelorMittal SA	874,706	22,941,489
NETHERLANDS — 4.8%
Shell PLC	6,065,776	169,717,162
NORWAY — 1.4%
Equinor ASA	890,867	31,814,741
Norsk Hydro ASA	2,205,751	16,417,182
		48,231,923
PERU — 0.2%
Southern Copper Corp.	121,792	7,355,019
RUSSIA — 0.0% (e)
Gazprom PJSC ADR (c)(f)	2,906,597	—
LUKOIL PJSC (f)	173,497	—
MMC Norilsk Nickel PJSC ADR (c)(f)	715,004	—
Novatek PJSC GDR (c)(f)	46,772	—
Novolipetsk Steel PJSC GDR (c)(f)	148,662	—
Polyus PJSC GDR (c)(f)	77,132	—
Rosneft Oil Co. PJSC (c)(f)	1,071,162	—
Severstal PAO GDR (c)(f)	225,918	—
Tatneft PJSC ADR (c)(f)	125,610	—
		—
SOUTH AFRICA — 2.4%
Anglo American PLC	1,927,283	75,032,736
Gold Fields, Ltd. ADR (a)	1,152,283	11,926,129
		86,958,865
SOUTH KOREA — 0.7%
POSCO Holdings, Inc. ADR (a)	443,393	24,151,617
SPAIN — 0.5%
Repsol SA	1,159,707	18,379,797
SWEDEN — 1.3%
Boliden AB	410,182	15,402,246

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA Class B	2,514,090	$31,837,821
		47,240,067
SWITZERLAND — 0.9%
SIG Group AG (c)	1,463,252	31,947,352
UNITED KINGDOM — 3.3%
BP PLC	16,375,082	93,543,870
DS Smith PLC	5,901,968	22,824,828
		116,368,698
UNITED STATES — 32.9%
Alcoa Corp.	262,873	11,952,835
Amcor PLC	2,426,383	28,898,222
Archer-Daniels-Midland Co.	945,322	87,773,148
Avery Dennison Corp.	121,693	22,026,433
Baker Hughes Co.	289,878	8,560,097
Bunge, Ltd.	247,446	24,687,687
CF Industries Holdings, Inc.	344,363	29,339,728
Chevron Corp.	534,638	95,962,175
Cleveland-Cliffs, Inc. (c)	778,302	12,538,445
ConocoPhillips	380,476	44,896,168
Corteva, Inc.	1,204,540	70,802,861
Coterra Energy, Inc.	277,017	6,806,308
Darling Ingredients, Inc. (c)	296,214	18,540,034
Devon Energy Corp.	224,221	13,791,834
EOG Resources, Inc.	170,166	22,039,900
Exxon Mobil Corp.	1,237,880	136,538,164
FMC Corp.	196,640	24,540,672
Freeport-McMoRan, Inc.	2,189,310	83,193,780
Halliburton Co.	271,991	10,702,846
Hess Corp.	83,004	11,771,627
Ingredion, Inc.	101,757	9,965,063
International Paper Co.	561,937	19,459,878
Marathon Petroleum Corp.	140,076	16,303,446
Mosaic Co.	637,398	27,962,650
Newmont Corp. (b)	919,564	43,403,421
Newmont Corp. (b)	383,365	18,059,846
Nucor Corp.	402,832	53,097,286
Occidental Petroleum Corp.	231,271	14,567,760
Packaging Corp. of America	143,386	18,340,503
Phillips 66	136,917	14,250,321
Pioneer Natural Resources Co.	74,363	16,983,766
Reliance Steel & Aluminum Co.	101,765	20,601,307
Schlumberger, Ltd.	418,783	22,388,139
Scotts Miracle-Gro Co. (a)	53,604	2,604,618
Sealed Air Corp.	225,894	11,267,593
Steel Dynamics, Inc.	276,469	27,011,021
Valero Energy Corp.	108,236	13,730,819
Westrock Co.	390,906	13,744,255
Weyerhaeuser Co. REIT	1,195,273	37,053,463
		1,166,158,119
Security Description	Shares	Value
ZAMBIA — 0.4%
First Quantum Minerals, Ltd. (a)	775,855	$16,199,076
TOTAL COMMON STOCKS (Cost $3,488,313,997)		3,493,408,806

SHORT-TERM INVESTMENTS — 8.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g)(h)	25,975,028	25,980,223
State Street Navigator Securities Lending Portfolio II (i)(j)	277,448,053	277,448,053
TOTAL SHORT-TERM INVESTMENTS (Cost $303,427,118)		303,428,276
TOTAL INVESTMENTS — 107.1% (Cost $3,791,741,115)		3,796,837,082
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.1)%		(250,585,106)
NET ASSETS — 100.0%		$3,546,251,976
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Non-income producing security.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Amount is less than 0.05% of net assets.
(f)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $0, representing 0.00% of the Fund's net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
S&P/TSX 60 Index (long)	25	03/16/2023	$4,443,141	$4,317,133	$(153,880)
SFE S&P ASX Share Price Index 200 (long)	34	03/16/2023	4,093,102	4,030,381	(87,617)
E-mini S&P 500 Energy Select Sector (long)	255	03/17/2023	22,044,750	23,470,200	1,425,450
FTSE 100 Index (long)	89	03/17/2023	8,131,657	7,992,961	9,954
E-mini S&P 500 Material Select Sector Index (long)	122	03/17/2023	10,514,570	10,118,680	(395,890)
					$798,017

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$3,493,408,806	$—	$0(a)	$3,493,408,806
Short-Term Investments	303,428,276	—	—	303,428,276
TOTAL INVESTMENTS	$3,796,837,082	$—	$0	$3,796,837,082
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$1,435,404	$—	$—	$1,435,404
TOTAL OTHER FINANCIAL INSTRUMENTS:	$1,435,404	$—	$—	$1,435,404
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$3,798,272,486	$—	$0	$3,798,272,486
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(637,387)	—	—	(637,387)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(637,387)	$—	$—	$(637,387)
(a)	The Fund held Level 3 securities that were valued at $0 at December 31, 2022.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Industry Breakdown as of December 31, 2022

% of Net Assets
Metals & Mining	34.8%
Oil, Gas & Consumable Fuels	31.5
Chemicals	12.1
Paper & Forest Products	6.8
Containers & Packaging	5.9
Food Products	5.2
Energy Equipment & Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.0
Short-Term Investments	8.6
Liabilities in Excess of Other Assets	(7.1)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	10,975,882	$10,978,077	$117,256,414	$102,247,844	$(6,731)	$306	25,975,028	$25,980,223	$242,193
State Street Navigator Securities Lending Portfolio II	55,536,347	55,536,347	651,442,646	429,530,939	—	—	277,448,054	277,448,054	304,405
Total		$66,514,424	$768,699,060	$531,778,783	$(6,731)	$306		$303,428,277	$546,598
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.9%
BRAZIL — 2.9%
Wheaton Precious Metals Corp. (a)	509,153	$19,878,367
CANADA — 29.4%
Agnico Eagle Mines, Ltd. (a)	519,011	26,951,263
ARC Resources, Ltd. (a)	226,910	3,056,281
Barrick Gold Corp.	1,781,974	30,524,828
Cameco Corp. (a)	146,865	3,326,534
Canadian Natural Resources, Ltd. (a)	364,098	20,204,826
Cenovus Energy, Inc. (a)	392,376	7,607,452
Franco-Nevada Corp.	228,752	31,160,380
Imperial Oil, Ltd. (a)	68,889	3,353,061
Ivanhoe Mines, Ltd. Class A (a)(b)	829,389	6,549,660
Nutrien, Ltd. (a)	413,712	30,182,244
Suncor Energy, Inc.	360,229	11,418,750
Teck Resources, Ltd. Class B (b)	526,389	19,879,202
Tourmaline Oil Corp.	108,433	5,467,466
West Fraser Timber Co., Ltd. (a)	60,330	4,353,271
		204,035,218
UNITED STATES — 65.4%
Archer-Daniels-Midland Co.	394,379	36,618,090
CF Industries Holdings, Inc.	191,370	16,304,724
Chevron Corp.	319,844	57,408,800
ConocoPhillips	273,305	32,249,990
Corteva, Inc.	579,255	34,048,609
Coterra Energy, Inc.	246,569	6,058,200
Devon Energy Corp.	211,499	13,009,304
Diamondback Energy, Inc.	54,539	7,459,844
EOG Resources, Inc.	195,739	25,352,115
EQT Corp.	124,544	4,213,324
Exxon Mobil Corp.	605,358	66,770,987
Freeport-McMoRan, Inc.	1,449,980	55,099,240
Hess Corp.	80,372	11,398,357
Marathon Oil Corp.	236,841	6,411,286
Mosaic Co.	299,038	13,118,797
Security Description	Shares	Value
Newmont Corp.	760,785	$35,909,052
Occidental Petroleum Corp.	223,217	14,060,439
Pioneer Natural Resources Co.	82,220	18,778,226
		454,269,384
ZAMBIA — 2.2%
First Quantum Minerals, Ltd. (a)	732,886	15,301,926
TOTAL COMMON STOCKS (Cost $654,843,462)		693,484,895

SHORT-TERM INVESTMENTS — 9.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (c)(d)	685,151	685,288
State Street Navigator Securities Lending Portfolio II (e)(f)	66,863,560	66,863,560
TOTAL SHORT-TERM INVESTMENTS (Cost $67,548,875)		67,548,848
TOTAL INVESTMENTS — 109.6% (Cost $722,392,337)		761,033,743
LIABILITIES IN EXCESS OF OTHER ASSETS — (9.6)%		(66,709,747)
NET ASSETS — 100.0%		$694,323,996
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at December 31, 2022.
(e)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$693,484,895	$—	$—	$693,484,895
Short-Term Investments	67,548,848	—	—	67,548,848
TOTAL INVESTMENTS	$761,033,743	$—	$—	$761,033,743
See accompanying notes to Schedule of Investments.

SPDR S&P NORTH AMERICAN NATURAL RESOURCES ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Industry Breakdown as of December 31, 2022

% of Net Assets
Oil, Gas & Consumable Fuels	45.7%
Metals & Mining	34.8
Chemicals	13.5
Food Products	5.3
Paper & Forest Products	0.6
Short-Term Investments	9.7
Liabilities in Excess of Other Assets	(9.6)
TOTAL	100.0%
The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	909,485	$909,667	$14,745,565	$14,968,803	$(1,026)	$(114)	685,152	$685,289	$11,912
State Street Navigator Securities Lending Portfolio II	24,265,645	24,265,645	145,219,669	102,621,754	—	—	66,863,560	66,863,560	31,989
Total		$25,175,312	$159,965,234	$117,590,557	$(1,026)	$(114)		$67,548,849	$43,901
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.6%
AUSTRALIA — 5.7%
ANZ Group Holdings, Ltd.	237,175	$3,805,480
Aristocrat Leisure, Ltd.	25,820	534,400
BHP Group, Ltd.	371,177	11,485,695
Brambles, Ltd.	186,835	1,529,295
Cochlear, Ltd.	718	99,388
Coles Group, Ltd.	96,943	1,099,204
Commonwealth Bank of Australia	134,690	9,371,486
CSL, Ltd.	33,571	6,551,194
Endeavour Group, Ltd.	121,988	531,102
Fortescue Metals Group, Ltd.	131,950	1,835,274
Glencore PLC	767,181	5,097,781
Goodman Group REIT	86,149	1,014,205
Insurance Australia Group, Ltd.	284,321	915,858
LendLease Corp., Ltd. Stapled Security (a)	99,074	526,746
Macquarie Group, Ltd.	34,261	3,879,165
Medibank Pvt, Ltd.	221,949	444,018
Mineral Resources, Ltd.	4,566	239,045
National Australia Bank, Ltd.	221,656	4,518,499
Newcrest Mining, Ltd.	60,794	850,935
Northern Star Resources, Ltd.	47,850	354,024
Origin Energy, Ltd.	229,645	1,202,265
Pilbara Minerals, Ltd. (b)	105,650	268,675
QBE Insurance Group, Ltd.	90,841	827,339
Rio Tinto PLC	82,071	5,723,974
Rio Tinto, Ltd.	29,592	2,336,094
Santos, Ltd.	186,778	904,377
Scentre Group REIT	217,809	425,397
Sonic Healthcare, Ltd.	79,186	1,609,389
South32, Ltd. (a)(c)	166,881	454,679
South32, Ltd. (c)	298,380	809,386
Suncorp Group, Ltd.	187,722	1,532,736
Telstra Group, Ltd.	329,314	891,064
Transurban Group Stapled Security	216,262	1,903,622
Vicinity, Ltd. REIT	477,206	647,235
Wesfarmers, Ltd.	96,943	3,018,210
Westpac Banking Corp.	277,645	4,396,454
WiseTech Global, Ltd.	6,519	224,359
Woodside Energy Group, Ltd.	151,179	3,633,381
Woolworths Group, Ltd. (a)	121,988	2,776,290
		88,267,720
AUSTRIA — 0.2%
Erste Group Bank AG	43,275	1,380,938
OMV AG	24,132	1,238,809
Verbund AG	759	63,710
		2,683,457
BELGIUM — 0.5%
Ageas SA/NV	23,551	1,041,083
Security Description	Shares	Value
Anheuser-Busch InBev SA/NV	54,900	$3,296,972
KBC Group NV	23,731	1,521,640
Solvay SA (a)	11,281	1,137,264
UCB SA	15,511	1,217,720
Umicore SA	4,506	165,046
		8,379,725
BRAZIL — 1.6%
Ambev SA ADR	481,919	1,310,820
Americanas SA	63,771	116,557
B3 SA - Brasil Bolsa Balcao	504,670	1,262,691
Banco Bradesco SA ADR (a)(b)	601,167	1,731,361
Banco do Brasil SA	69,725	458,648
BB Seguridade Participacoes SA	60,538	386,521
BRF SA (b)	62,750	98,408
CCR SA	37,100	76,031
Centrais Eletricas Brasileiras SA	85,645	683,246
Cia Energetica de Minas Gerais ADR	293,144	595,082
Cia Siderurgica Nacional SA ADR	148,878	410,903
Cosan SA	190,489	617,675
Energisa SA	22,682	189,928
Equatorial Energia SA	75,502	386,394
Gerdau SA ADR (a)	111,412	617,222
Hapvida Participacoes e Investimentos SA (b)(d)	297,563	286,305
Itau Unibanco Holding SA Preference Shares ADR (a)	463,097	2,181,187
Klabin SA	15,501	58,631
Localiza Rent a Car SA	44,569	449,088
Lojas Renner SA	158,365	614,293
Magazine Luiza SA (b)	376,462	195,370
Natura & Co. Holding SA	96,182	211,501
Petro Rio SA (b)	38,700	272,745
Petroleo Brasileiro SA Preference Shares ADR (a)	285,762	2,654,729
Raia Drogasil SA	168,230	755,796
Rumo SA	55,533	195,742
Suzano SA	48,078	439,279
TOTVS SA	19,100	99,918
Vale SA ADR	258,229	4,382,146
Vale SA	10,693	180,007
Vibra Energia SA	36,600	107,795
WEG SA	101,062	737,137
Wheaton Precious Metals Corp. (a)	34,065	1,329,967
Yara International ASA	20,954	915,927
		25,009,050
CANADA — 7.6%
Agnico Eagle Mines, Ltd. (a)	28,255	1,467,229

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Algonquin Power & Utilities Corp. (a)	6,270	$40,814
Alimentation Couche-Tard, Inc.	48,741	2,140,366
Bank of Montreal	61,056	5,527,236
Bank of Nova Scotia	90,942	4,452,631
Barrick Gold Corp.	136,582	2,339,620
Brookfield Asset Management, Ltd. Class A (a)(b)	26,488	757,917
Brookfield Corp. (a)	105,968	3,330,099
CAE, Inc. (a)(b)	40,550	783,796
Cameco Corp. (a)	40,391	914,868
Canadian Apartment Properties REIT	2,711	85,395
Canadian Imperial Bank of Commerce (a)	71,824	2,903,281
Canadian National Railway Co.	56,617	6,720,749
Canadian Natural Resources, Ltd. (a)	97,010	5,383,359
Canadian Pacific Railway, Ltd. (a)	64,105	4,776,117
Canadian Tire Corp., Ltd. Class A (a)	11,128	1,162,118
Cenovus Energy, Inc. (a)	90,510	1,754,823
CGI, Inc. (b)	12,602	1,085,486
Constellation Software, Inc.	1,469	2,291,898
Dollarama, Inc.	19,717	1,152,359
Enbridge, Inc. (a)	110,555	4,317,924
Fairfax Financial Holdings, Ltd.	1,315	778,421
FirstService Corp. (a)	1,912	233,978
Franco-Nevada Corp.	13,979	1,904,206
George Weston, Ltd.	5,472	678,432
GFL Environmental, Inc. (a)	1,840	53,695
Gildan Activewear, Inc. (a)	30,188	826,135
IGM Financial, Inc. (a)	20,811	580,579
Imperial Oil, Ltd. (a)	41,200	2,005,343
Intact Financial Corp.	444	63,870
Kinross Gold Corp. (a)	123,579	503,455
Loblaw Cos., Ltd.	27,907	2,465,793
Magna International, Inc.	17,719	994,654
Manulife Financial Corp. (a)	143,605	2,559,549
National Bank of Canada (a)	43,925	2,957,510
Nutrien, Ltd.	44,496	3,246,193
Nuvei Corp. (a)(b)(d)	4,650	118,090
Onex Corp.	7,156	344,821
Open Text Corp. (a)	20,811	616,213
Pan American Silver Corp. (a)	11,588	189,007
Parkland Corp. (a)	1,863	40,850
Pembina Pipeline Corp. (a)	8,919	302,533
Restaurant Brands International, Inc. (a)	17,717	1,145,044
Ritchie Bros Auctioneers, Inc. (a)	252	14,546
Security Description	Shares	Value
Rogers Communications, Inc. Class B (a)	48,663	$2,275,932
Royal Bank of Canada (a)	114,884	10,793,559
Shaw Communications, Inc. Class B	53,802	1,548,999
Shopify, Inc. Class A (b)	77,372	2,684,422
Sun Life Financial, Inc. (a)	57,943	2,687,714
Suncor Energy, Inc.	122,312	3,877,118
TC Energy Corp.	62,717	2,498,589
Teck Resources, Ltd. Class B (b)	43,741	1,651,889
TELUS Corp. (a)	78,075	1,505,664
TELUS Corp.	969	18,687
Thomson Reuters Corp.	28,174	3,211,747
Toronto-Dominion Bank (a)	147,012	9,512,190
		118,277,512
CHILE — 0.1%
Banco Santander Chile	694,420	27,672
Cia Sud Americana de Vapores SA	548,195	43,112
Enel Americas SA	591,685	78,827
Enel Chile SA ADR	285,935	643,354
Sociedad Quimica y Minera de Chile SA ADR	14,130	1,128,139
		1,921,104
CHINA — 9.4%
360 DigiTech, Inc. ADR	7,306	148,750
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	25,100	65,663
3SBio, Inc. (d)	239,500	254,691
AAC Technologies Holdings, Inc. (a)(b)	89,000	203,430
AECC Aero-Engine Control Co., Ltd. Class A	45,600	168,985
AECC Aviation Power Co., Ltd. Class A	30,100	183,936
Agricultural Bank of China, Ltd. Class H	2,230,000	765,719
Air China, Ltd. Class A (b)	33,300	51,017
Air China, Ltd. Class H (a)(b)	216,000	192,339
Airtac International Group	17,789	538,841
Alibaba Group Holding, Ltd. ADR (b)	6,431	566,507
Alibaba Group Holding, Ltd. (b)	959,900	10,607,547
Alibaba Health Information Technology, Ltd. (b)	360,000	306,728
Aluminum Corp. of China, Ltd. Class A	151,100	97,620
Anhui Conch Cement Co., Ltd. Class H (a)	33,500	117,176
Anhui Gujing Distillery Co., Ltd. Class B	12,900	206,600

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Anhui Honglu Steel Construction Group Co., Ltd. Class A	20,120	$85,175
Anjoy Foods Group Co., Ltd. Class A	11,000	257,366
ANTA Sports Products, Ltd.	68,200	893,902
Asymchem Laboratories Tianjin Co., Ltd. Class A	11,620	248,562
Autohome, Inc. ADR	6,232	190,699
AVIC Electromechanical Systems Co., Ltd. Class A	116,100	168,641
AviChina Industry & Technology Co., Ltd. Class H	604,000	271,628
AVICOPTER PLC Class A	20,800	139,521
Baidu, Inc. Class A (b)	166,264	2,379,476
Bank of Chengdu Co., Ltd. Class A	73,800	163,198
Bank of China, Ltd. Class H	6,108,436	2,222,687
Bank of Communications Co., Ltd. Class H	1,216,710	699,944
Bank of Ningbo Co., Ltd. Class A	15,600	73,165
BeiGene, Ltd. (b)	41,171	707,903
Beijing Enterprises Water Group, Ltd.	388,000	99,424
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	4,400	64,332
Bilibili, Inc. Class Z (b)	12,962	310,226
BOC Hong Kong Holdings, Ltd.	179,500	611,753
BTG Hotels Group Co., Ltd. Class A	18,300	65,595
BYD Co., Ltd. Class A	12,100	449,401
BYD Co., Ltd. Class H	49,000	1,209,156
BYD Electronic International Co., Ltd.	42,000	135,068
CGN Power Co., Ltd. Class H (d)	712,400	169,772
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	2,400	57,738
Chengxin Lithium Group Co., Ltd. Class A	6,200	33,595
China Baoan Group Co., Ltd. Class A	37,300	65,178
China CITIC Bank Corp., Ltd. Class H	587,000	260,222
China Common Rich Renewable Energy Investment, Ltd. (a)(e)	448,000	—
China Conch Venture Holdings, Ltd.	42,500	92,352
China Construction Bank Corp. Class A	72,500	58,995
China Construction Bank Corp. Class H	5,446,720	3,412,509
Security Description	Shares	Value
China Eastern Airlines Corp., Ltd. Class A (b)	323,400	$258,483
China Everbright Bank Co., Ltd. Class H	36,000	10,978
China Everbright Environment Group, Ltd.	177,628	79,427
China Evergrande Group (a)(b)(e)	365,000	19,291
China Feihe, Ltd. (d)	136,000	115,701
China Galaxy Securities Co., Ltd. Class H	203,500	99,339
China Gas Holdings, Ltd.	132,000	192,124
China Greatwall Technology Group Co., Ltd. Class A	75,600	111,452
China Hongqiao Group, Ltd.	6,500	6,138
China Jinmao Holdings Group, Ltd.	275,048	59,204
China Life Insurance Co., Ltd. Class H	615,000	1,055,868
China Literature, Ltd. (a)(b)(d)	46,200	179,355
China Longyuan Power Group Corp., Ltd. Class H	203,000	248,127
China Medical System Holdings, Ltd.	34,000	53,494
China Meidong Auto Holdings, Ltd.	72,000	147,783
China Mengniu Dairy Co., Ltd. (b)	387,000	1,755,271
China Merchants Bank Co., Ltd. Class H	449,014	2,511,158
China Merchants Port Holdings Co., Ltd.	461,796	676,871
China Minsheng Banking Corp., Ltd. Class H (a)	364,200	125,989
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	21,700	78,566
China Oilfield Services, Ltd. Class H (a)	354,000	430,427
China Overseas Land & Investment, Ltd.	342,000	902,658
China Overseas Property Holdings, Ltd.	195,000	203,121
China Pacific Insurance Group Co., Ltd. Class H	202,000	449,812
China Petroleum & Chemical Corp. Class H	2,477,800	1,196,844
China Power International Development, Ltd.	278,000	117,541
China Railway Group, Ltd. Class H	234,000	123,522
China Rare Earth Resources & Technology Co., Ltd. Class A (b)	13,400	63,680
China Resources Beer Holdings Co., Ltd.	189,670	1,325,633

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Resources Gas Group, Ltd.	37,500	$140,776
China Resources Land, Ltd.	164,000	751,190
China Resources Mixc Lifestyle Services, Ltd. (d)	45,000	228,605
China Resources Power Holdings Co., Ltd.	140,000	286,280
China Ruyi Holdings, Ltd. (a)(b)	372,000	92,941
China Shenhua Energy Co., Ltd. Class H	279,500	807,529
China Southern Airlines Co., Ltd. Class A (b)	206,100	226,390
China Southern Airlines Co., Ltd. Class H (a)(b)	220,000	143,191
China Taiping Insurance Holdings Co., Ltd.	145,600	181,325
China Tourism Group Duty Free Corp., Ltd. Class A	9,300	290,378
China Traditional Chinese Medicine Holdings Co., Ltd.	386,000	175,568
China Vanke Co., Ltd. Class H (a)	83,800	169,641
China Yangtze Power Co., Ltd. Class A	142,600	432,818
Chinasoft International, Ltd. (b)	182,000	158,333
Chongqing Brewery Co., Ltd. Class A	25,255	464,959
Chongqing Changan Automobile Co., Ltd. Class A	28,100	49,995
Chongqing Zhifei Biological Products Co., Ltd. Class A	6,400	81,244
CITIC Securities Co., Ltd. Class H	122,225	247,114
CITIC, Ltd.	414,000	437,076
Contemporary Amperex Technology Co., Ltd. Class A	9,400	534,503
COSCO SHIPPING Holdings Co., Ltd. Class A	105,520	156,934
COSCO SHIPPING Holdings Co., Ltd. Class H (a)	123,149	125,595
COSCO SHIPPING Ports, Ltd.	552,015	438,503
Country Garden Holdings Co., Ltd. (a)(b)	775,248	265,205
Country Garden Services Holdings Co., Ltd.	154,000	383,572
CSPC Pharmaceutical Group, Ltd.	698,800	734,170
Daan Gene Co., Ltd. Class A	8,420	18,936
Daqo New Energy Corp. ADR (b)	4,768	184,092
DaShenLin Pharmaceutical Group Co., Ltd. Class A	37,028	211,930
Security Description	Shares	Value
Dongyue Group, Ltd.	104,000	$114,461
Ecovacs Robotics Co., Ltd. Class A	7,000	73,796
ENN Energy Holdings, Ltd.	47,900	672,630
ESR Group, Ltd. (d)	118,600	248,902
Eve Energy Co., Ltd. Class A	12,100	153,724
FAW Jiefang Group Co., Ltd. Class A	56,000	62,565
Flat Glass Group Co., Ltd. Class H (a)	31,000	74,988
Foshan Haitian Flavouring & Food Co., Ltd. Class A	12,140	139,668
Fosun International, Ltd.	86,500	70,486
Futu Holdings, Ltd. ADR (a)(b)	3,992	162,275
Fuyao Glass Industry Group Co., Ltd. Class A	5,500	27,878
Ganfeng Lithium Group Co., Ltd. Class A	9,940	99,862
Ganfeng Lithium Group Co., Ltd. Class H (a)(d)	17,080	127,581
Gaona Aero Material Co., Ltd. Class A	17,300	114,619
G-bits Network Technology Xiamen Co., Ltd. Class A	4,700	212,513
GCL Technology Holdings, Ltd. (b)	1,164,000	295,290
GDS Holdings, Ltd. Class A (b)	65,748	172,690
Geely Automobile Holdings, Ltd. (a)	544,000	794,573
Genscript Biotech Corp. (b)	152,000	483,949
GF Securities Co., Ltd. Class H	146,000	209,882
Ginlong Technologies Co., Ltd. Class A (b)	2,400	62,455
GoerTek, Inc. Class A	99,200	241,303
Great Wall Motor Co., Ltd. Class H (a)	270,500	352,120
Guangdong Kinlong Hardware Products Co., Ltd. Class A	4,000	60,097
Guangzhou Automobile Group Co., Ltd. Class A	34,800	55,478
Guangzhou Automobile Group Co., Ltd. Class H	179,600	121,038
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	31,300	353,767
Guangzhou Tinci Materials Technology Co., Ltd. Class A	17,500	110,936
H World Group, Ltd. ADR	13,467	571,270
Haichang Ocean Park Holdings, Ltd. (b)(d)	243,000	49,815
Haidilao International Holding, Ltd. (a)(b)(d)	129,000	370,227
Haier Smart Home Co., Ltd. Class H	190,000	647,538

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Haitong Securities Co., Ltd. Class H	161,600	$99,383
Hangzhou First Applied Material Co., Ltd. Class A	8,680	83,352
Hangzhou Robam Appliances Co., Ltd. Class A	18,000	72,220
Hangzhou Silan Microelectronics Co., Ltd. Class A	14,300	67,771
Hangzhou Tigermed Consulting Co., Ltd. Class A	19,000	287,794
Hengan International Group Co., Ltd.	64,000	339,887
Hopson Development Holdings, Ltd. (a)	48,927	48,144
Hoshine Silicon Industry Co., Ltd. Class A	3,800	45,553
Hua Hong Semiconductor, Ltd. (a)(b)(d)	28,000	97,758
Huadian Power International Corp., Ltd. Class A	293,100	249,092
Hualan Biological Engineering, Inc. Class A	61,520	201,218
Huaneng Power International, Inc. Class H (b)	960,000	453,866
Huatai Securities Co., Ltd. Class H (d)	155,600	178,029
Huaxi Securities Co., Ltd. Class A	14,400	15,672
Hubei Feilihua Quartz Glass Co., Ltd. Class A	7,300	58,030
Humanwell Healthcare Group Co., Ltd. Class A	1,800	6,215
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(d)	40,600	291,302
Iflytek Co., Ltd. Class A	10,000	47,450
Industrial & Commercial Bank of China, Ltd. Class H	5,056,045	2,604,155
Ingenic Semiconductor Co., Ltd. Class A	5,900	60,067
Innovent Biologics, Inc. (b)(d)	113,000	485,013
iQIYI, Inc. ADR (a)(b)	44,648	236,634
JA Solar Technology Co., Ltd. Class A	16,180	140,523
Jafron Biomedical Co., Ltd. Class A	29,380	131,510
Jason Furniture Hangzhou Co., Ltd. Class A	11,100	68,520
JD Health International, Inc. (b)(d)	70,950	648,599
JD.com, Inc. Class A	143,752	4,055,656
Jiangsu Eastern Shenghong Co., Ltd. Class A	20,000	37,694
Jiangsu Expressway Co., Ltd. Class H	14,000	12,789
Jiangsu Hengli Hydraulic Co., Ltd. Class A	5,400	49,287
Security Description	Shares	Value
Jiangsu King's Luck Brewery JSC, Ltd. Class A	24,400	$179,504
JiuGui Liquor Co., Ltd. Class A	2,900	57,817
Jiumaojiu International Holdings, Ltd. (a)(d)	113,000	301,866
Joinn Laboratories China Co., Ltd. Class A	9,800	82,733
Jointown Pharmaceutical Group Co., Ltd. Class A	138,500	261,032
JOYY, Inc. ADR (a)	5,398	170,523
Juneyao Airlines Co., Ltd. Class A (b)	51,800	121,136
Kanzhun, Ltd. ADR (b)	13,385	272,652
KE Holdings, Inc. ADR (b)	45,761	638,824
Kingdee International Software Group Co., Ltd. (a)(b)	239,000	512,605
Kingsoft Corp., Ltd.	132,200	442,081
Koolearn Technology Holding, Ltd. (a)(b)(d)	24,500	164,799
Kuaishou Technology (b)(d)	121,200	1,103,308
Kuang-Chi Technologies Co., Ltd. Class A	109,800	270,102
Kweichow Moutai Co., Ltd. Class A	5,245	1,309,194
Lenovo Group, Ltd.	480,000	394,211
Lens Technology Co., Ltd. Class A	12,600	19,176
Li Auto, Inc. Class A (a)(b)	77,020	757,870
Li Ning Co., Ltd.	151,000	1,310,739
Lingyi iTech Guangdong Co. Class A (b)	105,100	68,964
Longfor Group Holdings, Ltd. (a)(d)	113,000	351,815
LONGi Green Energy Technology Co., Ltd. Class A (b)	26,792	163,644
Luoyang Xinqianglian Slewing Bearing Co., Ltd. Class A	1,870	14,400
Luxshare Precision Industry Co., Ltd. Class A	61,118	280,465
Luzhou Laojiao Co., Ltd. Class A	6,200	200,978
Mango Excellent Media Co., Ltd. Class A	41,300	179,195
Maxscend Microelectronics Co., Ltd. Class A	5,440	89,869
Meituan Class B (b)(d)	299,900	6,712,731
Microport Scientific Corp. (a)(b)	89,541	235,756
Muyuan Foods Co., Ltd. Class A	30,762	216,748
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	64,407	167,933

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
NAURA Technology Group Co., Ltd. Class A	11,700	$380,990
NetEase, Inc.	133,975	1,965,437
New China Life Insurance Co., Ltd. Class H	78,400	191,858
New Hope Liuhe Co., Ltd. Class A (b)	55,400	103,372
New Oriental Education & Technology Group, Inc. (b)	126,990	463,708
NIO, Inc. ADR (b)	96,544	941,304
Nongfu Spring Co., Ltd. Class H (d)	79,000	446,371
North Industries Group Red Arrow Co., Ltd. Class A	14,600	41,444
OFILM Group Co., Ltd. Class A (b)	78,600	53,507
Ovctek China, Inc. Class A	54,469	281,050
Perfect World Co., Ltd. Class A	47,350	87,051
PetroChina Co., Ltd. Class H	1,464,000	669,637
Pharmaron Beijing Co., Ltd. Class A	10,200	100,248
Pharmaron Beijing Co., Ltd. Class H (d)	10,650	73,889
PICC Property & Casualty Co., Ltd. Class H	673,415	639,339
Pinduoduo, Inc. ADR (b)	34,532	2,816,085
Ping An Healthcare & Technology Co., Ltd. (a)(b)(d)	34,900	95,243
Ping An Insurance Group Co. of China, Ltd. Class A	40,600	275,797
Ping An Insurance Group Co. of China, Ltd. Class H	389,000	2,574,245
Prosus NV	63,517	4,368,968
Raytron Technology Co., Ltd. Class A	16,221	87,191
SAIC Motor Corp., Ltd. Class A	20,500	42,696
Sangfor Technologies, Inc. Class A	10,100	164,298
SF Holding Co., Ltd. Class A	6,800	56,768
SG Micro Corp. Class A	2,400	59,871
Shandong Gold Mining Co., Ltd. Class A	81,841	226,638
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	272,800	448,087
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	47,116	254,414
Shanghai Baosight Software Co., Ltd. Class A	60,358	390,822
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	8,700	44,312
Security Description	Shares	Value
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (a)	22,000	$70,468
Shanghai Fudan Microelectronics Group Co., Ltd. Class A	6,433	64,908
Shanghai Jinjiang International Hotels Co., Ltd. Class A	19,613	165,406
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	499,589	403,668
Shanghai M&G Stationery, Inc. Class A	19,000	150,982
Shanghai Medicilon, Inc. Class A	2,346	72,524
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	32,800	54,548
Shanghai RAAS Blood Products Co., Ltd. Class A	129,500	118,666
Shanxi Meijin Energy Co., Ltd. Class A	200,600	261,519
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	16,200	667,284
Shenghe Resources Holding Co., Ltd. Class A	13,400	27,114
Shengyi Technology Co., Ltd. Class A	51,000	106,219
Shennan Circuits Co., Ltd. Class A	8,680	90,515
Shenzhen Capchem Technology Co., Ltd. Class A	5,760	36,189
Shenzhen Energy Group Co., Ltd. Class A	284,740	261,741
Shenzhen Kangtai Biological Products Co., Ltd. Class A	31,301	142,642
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	4,900	223,773
Shenzhen Overseas Chinese Town Co., Ltd. Class A	60,600	46,684
Shenzhen SC New Energy Technology Corp. Class A	11,500	189,516
Shenzhen Senior Technology Material Co., Ltd. Class A	11,537	35,450
Shenzhou International Group Holdings, Ltd.	45,500	511,842
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	9,100	39,405
Sichuan Chuantou Energy Co., Ltd. Class A	170,970	302,213
Silergy Corp.	22,000	312,440
Sinopharm Group Co., Ltd. Class H	71,200	180,989
Skshu Paint Co., Ltd. Class A (b)	6,600	108,584

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Smoore International Holdings, Ltd. (a)(d)	120,000	$186,343
Songcheng Performance Development Co., Ltd. Class A	31,900	67,315
StarPower Semiconductor, Ltd. Class A	1,400	66,632
Sunac China Holdings, Ltd. (a)(b)(e)	211,300	30,998
Sungrow Power Supply Co., Ltd. Class A	7,000	113,111
Sunny Optical Technology Group Co., Ltd.	57,400	682,847
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	3,600	29,075
TAL Education Group ADR (b)	43,283	305,145
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	12,400	67,494
Tencent Holdings, Ltd.	424,000	18,144,383
Tencent Music Entertainment Group ADR (b)	57,505	476,141
Thunder Software Technology Co., Ltd. Class A	7,100	102,926
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	10,800	54,508
Tianqi Lithium Corp. Class A (b)	4,200	47,950
Tingyi Cayman Islands Holding Corp.	358,000	632,066
Tongcheng Travel Holdings, Ltd. (b)	132,800	319,539
Tongwei Co., Ltd. Class A	17,700	98,696
Topchoice Medical Corp. Class A (b)	4,600	101,715
TravelSky Technology, Ltd. Class H	56,000	118,386
Trina Solar Co., Ltd. Class A	6,885	63,448
Trip.com Group, Ltd. ADR (b)	36,667	1,261,345
Tsingtao Brewery Co., Ltd. Class H	60,000	592,701
Vipshop Holdings, Ltd. ADR (b)	44,302	604,279
Walvax Biotechnology Co., Ltd. Class A	65,398	379,882
Want Want China Holdings, Ltd.	179,000	119,716
Weibo Corp. ADR (b)	7,045	134,700
Weichai Power Co., Ltd. Class A	65,800	96,814
Wens Foodstuffs Group Co., Ltd. Class A	19,280	54,701
Will Semiconductor Co., Ltd. Shanghai Class A	8,100	90,250
Security Description	Shares	Value
Wuhan Guide Infrared Co., Ltd. Class A	128,884	$204,907
Wuliangye Yibin Co., Ltd. Class A	19,000	496,197
WuXi AppTec Co., Ltd. Class A	26,402	309,092
WuXi AppTec Co., Ltd. Class H (d)	6,300	66,552
Wuxi Biologics Cayman, Inc. (b)(d)	245,000	1,878,712
Wuxi Shangji Automation Co., Ltd. Class A	4,760	72,822
Xiaomi Corp. Class B (a)(b)(d)	920,000	1,289,541
Xinyi Solar Holdings, Ltd.	286,961	317,663
XPeng, Inc. ADR (b)	31,232	310,446
XPeng, Inc. Class A (b)	51,312	252,124
Yadea Group Holdings, Ltd. (d)	92,000	153,943
Yankuang Energy Group Co., Ltd. Class H	200,000	609,869
Yealink Network Technology Corp., Ltd. Class A	23,350	204,481
Yifeng Pharmacy Chain Co., Ltd. Class A	15,022	138,608
Yihai International Holding, Ltd. (a)(b)	56,000	198,028
Yonyou Network Technology Co., Ltd. Class A	21,630	75,561
Youngor Group Co., Ltd. Class A	135,160	123,657
Yum China Holdings, Inc.	27,559	1,506,099
Yunda Holding Co., Ltd. Class A	11,570	24,047
Yunnan Energy New Material Co., Ltd. Class A	3,400	64,517
Zai Lab, Ltd. ADR (b)	6,165	189,266
Zhejiang Huayou Cobalt Co., Ltd. Class A	6,240	50,172
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	8,100	74,411
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	16,200	129,013
Zhejiang Yongtai Technology Co., Ltd. Class A	12,100	38,177
ZhongAn Online P&C Insurance Co., Ltd. Class H (b)(d)	33,500	92,281
Zhongsheng Group Holdings, Ltd.	24,500	126,032
Zhuzhou CRRC Times Electric Co., Ltd.	79,900	396,687
Zijin Mining Group Co., Ltd. Class H	910,000	1,233,551
ZTE Corp. Class H	69,800	153,820

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc. ADR	25,158	$675,995
		146,112,917
COLOMBIA — 0.1%
Bancolombia SA ADR	34,227	976,839
DENMARK — 2.0%
AP Moller - Maersk A/S Class B	844	1,892,015
Chr. Hansen Holding A/S	2,205	158,132
Coloplast A/S Class B	5,012	584,075
Danske Bank A/S	66,011	1,300,733
DSV A/S	21,855	3,439,225
Genmab A/S (b)	5,626	2,374,630
Novo Nordisk A/S Class B	120,445	16,214,099
Novozymes A/S Class B	15,318	773,611
Orsted A/S (d)	8,150	738,405
Pandora A/S	9,249	647,895
Vestas Wind Systems A/S	86,787	2,517,226
		30,640,046
EGYPT — 0.0% (f)
Commercial International Bank Egypt SAE	437,856	733,681
FINLAND — 0.9%
Elisa Oyj	11,099	585,874
Fortum Oyj	14,176	235,110
Kone Oyj Class B	32,873	1,694,542
Neste Oyj	29,723	1,364,674
Nokia Oyj (c)	220,760	1,019,467
Nokia Oyj (c)	116,971	541,544
Nordea Bank Abp (c)	228,368	2,447,732
Nordea Bank Abp (c)	3,515	37,626
Sampo Oyj Class A	34,724	1,809,229
Stora Enso Oyj Class R	73,222	1,027,622
UPM-Kymmene Oyj	63,440	2,364,981
Wartsila OYJ Abp	34,538	290,020
		13,418,421
FRANCE — 7.1%
Accor SA (b)	26,149	651,640
Adevinta ASA (b)	14,905	99,256
Air Liquide SA	45,989	6,498,422
Airbus SE	42,127	4,991,462
Alstom SA (a)	29,436	716,903
AXA SA	134,288	3,734,171
BioMerieux	710	74,199
BNP Paribas SA	78,966	4,487,720
Bouygues SA (a)	23,374	699,483
Capgemini SE	16,389	2,727,745
Carrefour SA	73,998	1,235,159
Cie de Saint-Gobain	37,667	1,835,134
Cie Generale des Etablissements Michelin SCA	50,881	1,411,056
Credit Agricole SA	66,760	700,455
Danone SA	52,178	2,741,468
Security Description	Shares	Value
Dassault Systemes SE	47,781	$1,708,052
Edenred	13,209	717,271
Electricite de France SA	8,410	107,707
Engie SA	97,801	1,397,414
EssilorLuxottica SA	22,533	4,068,978
Hermes International	1,088	1,677,887
Kering SA	6,454	3,275,258
Klepierre SA REIT (b)	11,017	253,147
La Francaise des Jeux SAEM (d)	385	15,441
Legrand SA	20,924	1,670,815
L'Oreal SA	20,368	7,251,710
LVMH Moet Hennessy Louis Vuitton SE	20,616	14,959,443
Orange SA	159,356	1,578,444
Pernod Ricard SA	19,303	3,785,455
Publicis Groupe SA	28,870	1,830,819
Renault SA (b)	7,190	239,989
Safran SA	23,668	2,953,360
Sanofi	85,537	8,201,433
Sartorius Stedim Biotech	1,065	343,828
Societe Generale SA	41,433	1,038,270
Sodexo SA	13,193	1,259,898
Teleperformance	1,589	377,668
TotalEnergies SE	181,045	11,332,364
Ubisoft Entertainment SA (b)	1,361	38,361
Unibail-Rodamco-Westfield CDI (b)	53,092	138,977
Unibail-Rodamco-Westfield REIT (b)	6,321	328,062
Valeo	17,887	318,801
Veolia Environnement SA	53,246	1,363,842
Vinci SA	42,476	4,229,068
Vivendi SE	97,712	929,579
Worldline SA (b)(d)	8,543	333,063
		110,328,677
GERMANY — 5.2%
adidas AG	15,463	2,103,457
Allianz SE	30,721	6,586,903
BASF SE	70,506	3,490,731
Bayer AG	74,636	3,849,339
Bayerische Motoren Werke AG	26,934	2,396,783
Commerzbank AG (b)	56,185	529,837
Continental AG	7,309	436,674
Covestro AG (d)	13,017	507,767
Daimler Truck Holding AG (b)	31,945	986,830
Deutsche Bank AG	138,122	1,560,784
Deutsche Boerse AG	18,570	3,198,758
Deutsche Lufthansa AG (b)	57,130	473,447
Deutsche Post AG	94,587	3,551,348
Deutsche Telekom AG	281,920	5,607,783
E.ON SE	180,134	1,794,442
Fresenius Medical Care AG & Co. KGaA	21,137	689,612
Fresenius SE & Co. KGaA	32,253	903,578

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
HelloFresh SE (b)	11,714	$256,661
Henkel AG & Co. KGaA Preference Shares	7,981	553,822
Infineon Technologies AG	60,865	1,846,760
Mercedes-Benz Group AG	60,066	3,936,072
Merck KGaA	13,297	2,567,191
MTU Aero Engines AG	1,508	325,423
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	13,957	4,528,263
Porsche Automobil Holding SE Preference Shares	11,541	631,130
Puma SE	6,378	385,952
Rheinmetall AG	1,833	363,964
RWE AG	46,477	2,062,970
SAP SE	81,417	8,375,544
Sartorius AG Preference Shares	1,936	763,252
Scout24 SE (d)	1,715	85,898
Siemens AG	62,306	8,620,548
Siemens Energy AG (b)	32,329	606,392
Siemens Healthineers AG (d)	20,446	1,019,695
Symrise AG	9,704	1,052,747
United Internet AG	6,280	126,607
Volkswagen AG	4,626	728,962
Volkswagen AG Preference Shares	10,358	1,286,973
Vonovia SE	40,093	942,219
Zalando SE (b)(d)	7,620	269,265
		80,004,383
GREECE — 0.1%
Hellenic Telecommunications Organization SA	2,869	44,674
JUMBO SA	31,595	538,841
OPAP SA	55,593	784,957
		1,368,472
HONG KONG — 1.8%
AIA Group, Ltd.	859,200	9,555,290
China Huishan Dairy Holdings Co., Ltd. (e)	1,418,000	—
CK Asset Holdings, Ltd.	119,832	737,728
CLP Holdings, Ltd.	108,000	788,038
Hang Lung Properties, Ltd.	365,000	713,637
Hang Seng Bank, Ltd.	59,200	984,524
Henderson Land Development Co., Ltd.	251,317	877,442
Hong Kong & China Gas Co., Ltd.	815,057	774,857
Hong Kong Exchanges & Clearing, Ltd.	94,740	4,093,085
Jardine Matheson Holdings, Ltd.	3,800	193,420
Link REIT	286,352	2,102,252
New World Development Co., Ltd.	179,601	506,246
Prudential PLC	145,458	1,972,804
Security Description	Shares	Value
Sino Biopharmaceutical, Ltd.	1,397,500	$818,272
Sun Hung Kai Properties, Ltd.	124,685	1,706,143
Super Hi International Holding, Ltd. (a)(b)	12,900	16,429
Swire Pacific, Ltd. Class A	89,006	783,440
Techtronic Industries Co., Ltd.	127,500	1,422,847
Vinda International Holdings, Ltd.	39,000	114,927
WH Group, Ltd. (d)	283,205	164,735
Wharf Real Estate Investment Co., Ltd.	18,000	104,933
		28,431,049
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	88,107	610,992
OTP Bank Nyrt	25,887	697,510
		1,308,502
INDIA — 4.1%
ACC, Ltd.	15,278	450,898
Adani Enterprises, Ltd.	20,387	950,806
Adani Green Energy, Ltd. (b)	34,152	797,472
Adani Ports & Special Economic Zone, Ltd.	57,101	564,660
Adani Power, Ltd. (b)	40,888	148,048
Adani Total Gas, Ltd.	21,144	943,813
Adani Transmission, Ltd. (b)	24,024	751,893
Ambuja Cements, Ltd.	147,233	932,731
Apollo Hospitals Enterprise, Ltd.	7,584	410,469
Asian Paints, Ltd.	20,548	766,955
Aurobindo Pharma, Ltd.	33,077	175,241
Avenue Supermarts, Ltd. (b)(d)	7,768	382,039
Axis Bank, Ltd.	162,128	1,829,893
Bajaj Auto, Ltd.	6,737	294,468
Bajaj Finance, Ltd.	13,053	1,037,424
Bajaj Finserv, Ltd.	33,505	626,867
Balkrishna Industries, Ltd.	5,321	137,077
Bandhan Bank, Ltd. (b)(d)	58,775	166,386
Bharat Electronics, Ltd.	417,188	503,772
Bharat Forge, Ltd.	12,369	131,547
Bharat Petroleum Corp., Ltd.	86,163	344,215
Bharti Airtel, Ltd.	160,688	1,565,703
Biocon, Ltd.	28,767	91,051
Cholamandalam Investment & Finance Co., Ltd.	55,438	484,421
Cipla, Ltd.	20,913	271,985
Dabur India, Ltd.	69,525	471,834
Divi's Laboratories, Ltd.	8,974	370,241
DLF, Ltd.	84,827	384,505
Dr Reddy's Laboratories, Ltd. ADR	20,790	1,075,883
Eicher Motors, Ltd.	11,297	440,758

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Godrej Consumer Products, Ltd. (b)	45,020	$475,640
HCL Technologies, Ltd.	92,212	1,158,418
HDFC Life Insurance Co., Ltd. (d)	69,118	473,082
Hero MotoCorp, Ltd.	1,873	62,007
Hindalco Industries, Ltd.	126,737	725,142
Hindustan Petroleum Corp., Ltd.	73,414	208,670
Hindustan Unilever, Ltd.	80,937	2,505,545
Housing Development Finance Corp., Ltd.	100,372	3,200,063
ICICI Bank, Ltd. ADR	171,596	3,756,236
ICICI Lombard General Insurance Co., Ltd. (d)	24,592	367,646
Indian Oil Corp., Ltd.	225,838	208,831
Indraprastha Gas, Ltd.	15,528	77,696
Indus Towers, Ltd.	78,937	181,718
Info Edge India, Ltd.	9,368	445,249
Infosys, Ltd. ADR	284,903	5,131,103
InterGlobe Aviation, Ltd. (b)(d)	5,732	139,105
ITC, Ltd.	215,452	863,449
JSW Steel, Ltd.	62,136	576,859
Jubilant Foodworks, Ltd.	62,617	386,806
Kotak Mahindra Bank, Ltd.	35,973	794,532
Larsen & Toubro, Ltd.	12,744	321,303
LTIMindtree, Ltd. (d)	10,717	565,502
Lupin, Ltd.	26,264	232,925
Mahindra & Mahindra, Ltd. GDR	57,190	860,709
Marico, Ltd.	109,548	675,124
Maruti Suzuki India, Ltd.	5,103	517,801
Muthoot Finance, Ltd.	17,650	226,796
Nestle India, Ltd.	4,767	1,129,721
Petronet LNG, Ltd.	169,881	442,413
PI Industries, Ltd.	6,958	287,630
Power Grid Corp. of India, Ltd.	167,796	433,434
Reliance Industries, Ltd. GDR (d)	117,477	7,224,836
Samvardhana Motherson International, Ltd.	114,723	102,825
SBI Life Insurance Co., Ltd. (d)	39,359	585,794
Shree Cement, Ltd.	2,300	647,477
Shriram Finance, Ltd.	35,012	582,715
State Bank of India	126,896	941,328
Sun Pharmaceutical Industries, Ltd.	64,377	779,247
Tata Consultancy Services, Ltd.	58,688	2,310,277
Tata Consumer Products, Ltd.	38,633	358,148
Tata Motors, Ltd. ADR (b)	42,085	972,584
Tata Power Co., Ltd.	84,479	212,091
Tata Steel, Ltd.	449,560	612,147
Security Description	Shares	Value
Tech Mahindra, Ltd.	47,284	$580,919
Titan Co., Ltd.	4,735	148,666
Torrent Pharmaceuticals, Ltd.	2,434	45,620
Trent, Ltd.	13,213	215,827
Tube Investments of India, Ltd.	3,438	115,343
UltraTech Cement, Ltd.	7,710	648,547
United Spirits, Ltd. (b)	59,360	629,655
UPL, Ltd.	49,306	426,816
Vedanta, Ltd.	48,914	182,341
Wipro, Ltd.	97,973	465,114
Yes Bank, Ltd. (b)	910,289	226,665
Zomato, Ltd. (b)	115,195	82,571
		64,031,763
INDONESIA — 0.6%
Adaro Energy Indonesia Tbk PT	1,383,000	342,030
Astra International Tbk PT	2,124,600	777,917
Bank Central Asia Tbk PT	3,642,600	2,000,593
Bank Jago Tbk PT (b)	86,800	20,742
Bank Mandiri Persero Tbk PT	1,731,500	1,103,911
Bank Rakyat Indonesia Persero Tbk PT	6,327,776	2,007,979
Barito Pacific Tbk PT	588,808	28,556
Charoen Pokphand Indonesia Tbk PT	1,307,800	474,647
Indah Kiat Pulp & Paper Tbk PT	168,800	94,606
Merdeka Copper Gold Tbk PT (b)	532,353	140,889
Telkom Indonesia Persero Tbk PT	5,271,900	1,269,929
United Tractors Tbk PT	232,600	389,597
		8,651,396
IRELAND — 0.4%
Bank of Ireland Group PLC	29,690	282,011
CRH PLC	67,790	2,677,631
Flutter Entertainment PLC (b)	9,605	1,310,069
Kerry Group PLC Class A	18,301	1,645,353
Kingspan Group PLC	1,868	100,838
Smurfit Kappa Group PLC	19,058	702,938
		6,718,840
ISRAEL — 0.5%
Bank Hapoalim BM	213,359	1,918,024
Bank Leumi Le-Israel BM	238,075	1,977,605
Check Point Software Technologies, Ltd. (b)	6,679	842,623
Isracard, Ltd.	1	1
Nice, Ltd. (b)	7,729	1,489,505
Teva Pharmaceutical Industries, Ltd. ADR (b)	79,300	723,216
Wix.com, Ltd. (b)	4,183	321,380
		7,272,354

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ITALY — 1.1%
Assicurazioni Generali SpA	98,390	$1,744,686
Coca-Cola HBC AG	13,905	330,011
DiaSorin SpA	674	93,800
Enel SpA	561,712	3,015,419
Eni SpA	193,564	2,744,636
Ferrari NV	12,994	2,776,342
FinecoBank Banca Fineco SpA	1,488	24,647
Intesa Sanpaolo SpA ADR	1,013,340	2,247,329
Mediobanca Banca di Credito Finanziario SpA	67,317	645,447
Snam SpA	190,787	921,776
Telecom Italia SpA (a)(b)	677,141	156,315
UniCredit SpA	129,912	1,840,143
		16,540,551
JAPAN — 13.9%
Advantest Corp.	5,400	347,054
Aeon Co., Ltd.	62,800	1,324,585
AGC, Inc. (a)	25,600	852,719
Aisin Corp.	17,000	454,811
Ajinomoto Co., Inc.	24,800	757,655
Asahi Group Holdings, Ltd. (a)	49,600	1,548,391
Asahi Intecc Co., Ltd.	4,200	68,883
Asahi Kasei Corp.	148,300	1,058,090
Astellas Pharma, Inc.	174,500	2,653,638
Bandai Namco Holdings, Inc.	4,300	270,948
Bridgestone Corp. (a)	52,300	1,859,406
Canon, Inc. (a)	82,900	1,794,088
Capcom Co., Ltd.	6,800	216,969
Central Japan Railway Co.	9,200	1,129,910
Chiba Bank, Ltd.	169,500	1,235,810
Chubu Electric Power Co., Inc.	83,100	857,798
Chugai Pharmaceutical Co., Ltd. (a)	34,300	875,535
Concordia Financial Group, Ltd.	209,900	874,948
CyberAgent, Inc.	11,800	104,456
Dai-ichi Life Holdings, Inc.	60,400	1,370,553
Daiichi Sankyo Co., Ltd.	131,800	4,245,330
Daikin Industries, Ltd.	19,000	2,908,788
Daiwa House REIT Investment Corp.	64	142,314
Daiwa Securities Group, Inc.	202,700	895,632
Denso Corp.	41,100	2,035,921
Dentsu Group, Inc. (a)	2,200	69,112
East Japan Railway Co. (a)	25,800	1,470,431
Eisai Co., Ltd.	20,000	1,319,338
ENEOS Holdings, Inc.	310,108	1,052,927
FANUC Corp.	17,600	2,645,769
Fast Retailing Co., Ltd.	4,100	2,502,353
FUJIFILM Holdings Corp.	37,200	1,867,824
Fujitsu, Ltd.	19,500	2,603,301
GLP J-REIT	254	291,259
Security Description	Shares	Value
GMO Payment Gateway, Inc.	1,500	$124,143
Hitachi, Ltd.	76,100	3,859,071
Honda Motor Co., Ltd.	113,200	2,601,254
Hoya Corp.	33,100	3,187,203
Idemitsu Kosan Co., Ltd.	12,500	290,841
Inpex Corp.	82,500	872,864
ITOCHU Corp.	100,300	3,151,645
Japan Exchange Group, Inc.	35,700	513,401
Japan Metropolitan Fund Invest REIT	1,280	1,015,696
Japan Real Estate Investment Corp. REIT	239	1,045,155
Japan Tobacco, Inc. (a)	83,200	1,677,936
JFE Holdings, Inc.	35,200	409,771
JSR Corp.	43,300	849,296
Kajima Corp.	92,600	1,077,976
Kakaku.com, Inc.	2,700	43,218
Kansai Electric Power Co., Inc.	106,000	1,027,504
Kao Corp. (a)	41,200	1,640,881
KDDI Corp.	126,600	3,820,692
Keyence Corp.	10,900	4,247,815
Kintetsu Group Holdings Co., Ltd.	32,400	1,069,400
Kirin Holdings Co., Ltd. (a)	12,700	193,563
Komatsu, Ltd.	84,000	1,830,945
Kose Corp.	2,200	240,434
Kubota Corp.	114,200	1,572,636
Kyocera Corp.	42,300	2,100,493
Lasertec Corp.	4,100	675,694
Lixil Corp.	42,600	646,046
M3, Inc.	29,900	810,809
Makita Corp.	32,400	756,315
Marubeni Corp.	183,700	2,109,254
Mazda Motor Corp.	19,000	144,719
McDonald's Holdings Co. Japan, Ltd. (a)	2,400	90,856
MEIJI Holdings Co., Ltd.	3,200	163,462
Mitsubishi Chemical Group Corp.	165,400	858,308
Mitsubishi Corp.	113,900	3,697,250
Mitsubishi Electric Corp.	191,700	1,908,355
Mitsubishi Estate Co., Ltd.	136,918	1,775,488
Mitsubishi Heavy Industries, Ltd.	33,000	1,309,045
Mitsubishi UFJ Financial Group, Inc.	812,900	5,477,040
Mitsui & Co., Ltd.	125,500	3,664,796
Mitsui Chemicals, Inc.	34,500	777,881
Mitsui Fudosan Co., Ltd.	25,900	474,442
Mizuho Financial Group, Inc.	37,480	527,211
MonotaRO Co., Ltd.	8,400	118,222
MS&AD Insurance Group Holdings, Inc.	59,900	1,917,599
Murata Manufacturing Co., Ltd.	56,700	2,831,025
NEC Corp.	21,900	769,309

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Nexon Co., Ltd.	27,100	$608,361
Nidec Corp.	36,900	1,912,608
Nihon M&A Center Holdings, Inc.	8,200	101,238
Nintendo Co., Ltd.	82,900	3,475,712
Nippon Building Fund, Inc. REIT (a)	38	169,343
Nippon Paint Holdings Co., Ltd.	30,200	237,810
Nippon Prologis REIT, Inc.	186	434,886
Nippon Steel Corp.	59,400	1,031,830
Nippon Telegraph & Telephone Corp.	105,100	2,996,599
Nippon Yusen KK (a)	46,600	1,098,382
Nissan Motor Co., Ltd.	199,800	633,115
Nitori Holdings Co., Ltd.	4,100	529,804
Nitto Denko Corp.	19,900	1,153,776
Nomura Holdings, Inc.	233,100	863,183
Nomura Real Estate Master Fund, Inc. REIT	79	97,594
Nomura Research Institute, Ltd.	4,500	106,237
NTT Data Corp.	102,300	1,497,924
Obayashi Corp.	151,000	1,142,127
Obic Co., Ltd.	2,200	323,635
Olympus Corp.	58,700	1,046,363
Ono Pharmaceutical Co., Ltd.	25,000	584,145
Oriental Land Co., Ltd.	9,400	1,364,993
ORIX Corp.	128,200	2,058,371
Osaka Gas Co., Ltd.	71,800	1,159,074
Otsuka Holdings Co., Ltd.	19,000	619,917
Panasonic Holdings Corp. (a)	211,100	1,776,699
Rakuten Group, Inc. (a)(b)	57,800	261,085
Recruit Holdings Co., Ltd.	75,700	2,396,445
Renesas Electronics Corp. (b)	33,600	301,380
Resona Holdings, Inc.	63,200	346,404
Rohm Co., Ltd.	19,000	1,372,314
SBI Holdings, Inc.	20,200	385,338
Secom Co., Ltd.	20,000	1,143,355
Seven & i Holdings Co., Ltd.	64,000	2,745,386
SG Holdings Co., Ltd.	11,800	163,659
Sharp Corp. (a)	39,900	285,767
Shimano, Inc. (a)	2,300	364,667
Shin-Etsu Chemical Co., Ltd.	30,500	3,750,521
Shionogi & Co., Ltd.	19,000	948,380
Shiseido Co., Ltd.	23,100	1,132,897
Shizuoka Financial Group, Inc.	150,800	1,205,760
SMC Corp.	4,200	1,769,192
Softbank Corp.	8,500	95,858
SoftBank Group Corp.	86,600	3,704,350
Sompo Holdings, Inc.	37,300	1,656,584
Sony Group Corp.	95,100	7,232,775
Subaru Corp.	23,700	364,180
Sumitomo Chemical Co., Ltd.	205,600	738,599
Sumitomo Corp.	72,600	1,208,303
Security Description	Shares	Value
Sumitomo Electric Industries, Ltd.	83,200	$948,686
Sumitomo Mitsui Financial Group, Inc.	55,200	2,215,614
Sumitomo Mitsui Trust Holdings, Inc.	19,900	691,964
Suzuki Motor Corp.	19,100	618,258
Sysmex Corp.	11,600	703,148
T&D Holdings, Inc.	43,000	619,849
Takeda Pharmaceutical Co., Ltd.	120,399	3,751,262
TDK Corp.	49,500	1,626,303
Terumo Corp.	73,000	2,072,515
Tokio Marine Holdings, Inc.	164,700	3,529,419
Tokyo Electric Power Co. Holdings, Inc. (b)	146,300	527,787
Tokyo Electron, Ltd.	10,400	3,064,550
Tokyo Gas Co., Ltd.	62,300	1,220,550
Tokyu Corp.	100,200	1,262,894
TOPPAN, INC.	68,000	1,007,026
Toray Industries, Inc.	209,900	1,171,794
Toshiba Corp.	33,800	1,179,138
Toyota Motor Corp.	740,300	10,169,341
Toyota Tsusho Corp.	34,100	1,262,484
Unicharm Corp.	9,500	364,894
Welcia Holdings Co., Ltd.	1,400	32,627
West Japan Railway Co.	19,700	855,366
Yakult Honsha Co., Ltd.	3,400	220,577
Yamaha Corp.	27,400	1,021,698
Yamaha Motor Co., Ltd. (a)	40,200	917,064
Z Holdings Corp.	276,500	695,729
ZOZO, Inc.	10,800	266,838
		216,287,805
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	29,816	70,144
Boubyan Bank KSCP	460,386	1,200,419
Kuwait Finance House KSCP	86,269	231,986
Mabanee Co. KPSC	202,238	560,359
Mobile Telecommunications Co. KSCP	182,369	335,480
		2,398,388
LUXEMBOURG — 0.1%
ArcelorMittal SA	33,901	889,144
Eurofins Scientific SE	4,176	298,875
		1,188,019
MACAU — 0.1%
Galaxy Entertainment Group, Ltd.	177,000	1,170,180
Sands China, Ltd. (b)	233,200	773,853
		1,944,033
MALAYSIA — 0.4%
AMMB Holdings Bhd	242,300	227,723
CIMB Group Holdings Bhd	576,299	758,805

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dialog Group Bhd	1,014,000	$563,973
Genting Bhd	217,800	221,508
Genting Malaysia Bhd	636,200	388,508
Hartalega Holdings Bhd (b)	163,300	63,022
Hong Leong Financial Group Bhd	43,439	183,420
Malaysia Airports Holdings Bhd (b)	217,500	323,905
Nestle Malaysia Bhd	12,300	390,919
Petronas Chemicals Group Bhd	19,400	37,875
Petronas Dagangan Bhd	77,500	404,654
PPB Group Bhd	157,940	625,306
Press Metal Aluminium Holdings Bhd	254,300	281,722
Public Bank Bhd	598,600	587,049
QL Resources Bhd	38,400	48,033
RHB Bank Bhd	144,593	190,055
Tenaga Nasional Bhd	185,100	404,657
Top Glove Corp. Bhd (b)	491,800	101,039
		5,802,173
MEXICO — 0.7%
America Movil SAB de CV Series L	3,032,136	2,750,935
Cemex SAB de CV Series CPO (b)	1,770,577	715,963
Fomento Economico Mexicano SAB de CV	221,159	1,720,835
Grupo Financiero Banorte SAB de CV Series O	279,862	2,009,288
Grupo Mexico SAB de CV Class B	247,526	868,940
Grupo Televisa SAB Series CPO (a)	311,423	283,181
Industrias Penoles SAB de CV (a)(b)	17,780	218,664
Kimberly-Clark de Mexico SAB de CV Class A	347,426	589,584
Wal-Mart de Mexico SAB de CV	329,506	1,159,774
		10,317,164
NETHERLANDS — 3.5%
Adyen NV (b)(d)	1,490	2,048,816
Akzo Nobel NV	21,265	1,419,803
Argenx SE (b)	2,186	812,587
ASM International NV	1,394	350,587
ASML Holding NV	29,804	16,025,024
Heineken NV	26,840	2,517,321
ING Groep NV	259,856	3,158,248
Koninklijke Ahold Delhaize NV	94,616	2,710,273
Koninklijke DSM NV	20,919	2,551,838
Koninklijke KPN NV	479,165	1,477,913
Koninklijke Philips NV	93,899	1,403,392
Shell PLC	534,997	14,968,929
Universal Music Group NV	85,099	2,044,400
Security Description	Shares	Value
Wolters Kluwer NV	32,064	$3,345,376
		54,834,507
NEW ZEALAND — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	29,706	424,599
Meridian Energy, Ltd.	248,853	824,708
Spark New Zealand, Ltd.	191,565	654,238
Xero, Ltd. (b)	6,732	320,804
		2,224,349
NORWAY — 0.5%
DNB Bank ASA	110,845	2,187,982
Equinor ASA	93,803	3,349,903
Norsk Hydro ASA	160,609	1,195,397
Telenor ASA	82,022	762,685
		7,495,967
PERU — 0.1%
Cia de Minas Buenaventura SAA ADR (a)	20,613	153,567
Credicorp, Ltd.	7,959	1,079,718
		1,233,285
PHILIPPINES — 0.2%
ACEN Corp.	1,089,400	148,961
Ayala Corp.	8,680	108,252
Ayala Land, Inc.	528,300	291,986
BDO Unibank, Inc.	49,004	92,947
Globe Telecom, Inc.	2,632	102,961
International Container Terminal Services, Inc.	29,200	104,796
JG Summit Holdings, Inc.	276,131	249,238
Jollibee Foods Corp.	94,670	390,724
PLDT, Inc. ADR (a)	17,372	396,082
SM Investments Corp.	3,150	50,872
SM Prime Holdings, Inc.	586,100	373,362
Universal Robina Corp.	89,700	218,908
		2,529,089
POLAND — 0.1%
Allegro.eu SA (b)(d)	16,246	93,078
CD Projekt SA	7,325	216,498
LPP SA	48	116,546
mBank SA (b)	288	19,435
Polski Koncern Naftowy ORLEN SA	19,552	286,354
Powszechna Kasa Oszczednosci Bank Polski SA	52,891	365,248
Santander Bank Polska SA	3,984	235,611
		1,332,770
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	193,916	963,591
Jeronimo Martins SGPS SA	22,684	488,547
		1,452,138

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
QATAR — 0.2%
Commercial Bank PQSC	316,776	$434,923
Qatar Electricity & Water Co. QSC	198,376	964,167
Qatar Islamic Bank SAQ	107,393	547,323
Qatar National Bank QPSC	273,484	1,351,743
		3,298,156
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	31,996	193,819
RUSSIA — 0.0%
Gazprom PJSC ADR (b)(e)	471,490	—
LUKOIL PJSC (e)	44,561	—
Magnit PJSC GDR (b)(e)	4	—
Magnit PJSC (b)(e)	3,247	—
MMC Norilsk Nickel PJSC ADR (e)	45,503	—
Mobile TeleSystems PJSC ADR (b)(e)	100,152	—
Novatek PJSC GDR (b)(e)	6,921	—
Sberbank of Russia PJSC (b)(e)	544,444	—
Surgutneftegas PJSC Preference Shares ADR (b)(e)	139,649	—
Tatneft PJSC ADR (b)(e)	38,413	—
TCS Group Holding PLC GDR (b)(e)	7,745	—
Yandex NV Class A (b)(e)	23,001	—
		—
SAUDI ARABIA — 1.1%
Advanced Petrochemical Co.	27,291	308,640
Al Rajhi Bank (b)	118,305	2,367,359
Alinma Bank (b)	52,616	455,735
Arab National Bank (b)	33,070	282,037
Bank AlBilad (b)	94,322	1,115,650
Bank Al-Jazira	17,167	87,160
Banque Saudi Fransi (b)	34,044	367,798
Bupa Arabia for Cooperative Insurance Co.	21,533	823,961
Dar Al Arkan Real Estate Development Co. (b)	80,981	250,399
Delivery Hero SE (b)(d)	8,663	414,017
Dr Sulaiman Al Habib Medical Services Group Co.	9,257	543,399
Emaar Economic City (b)	588,333	1,305,667
Etihad Etisalat Co.	61,555	569,195
Jarir Marketing Co.	27,022	1,078,579
Mobile Telecommunications Co. (b)	159,697	427,502
Rabigh Refining & Petrochemical Co. (b)	192,165	546,121
Riyad Bank (b)	81,518	689,801
SABIC Agri-Nutrients Co. (b)	12,327	479,565
Sahara International Petrochemical Co.	17,982	162,450
Saudi Arabian Mining Co. (b)	59,762	1,028,899
Security Description	Shares	Value
Saudi British Bank	50,466	$523,058
Saudi Electricity Co.	86,438	531,325
Saudi Industrial Investment Group	31,181	182,373
Saudi Kayan Petrochemical Co. (b)	34,619	125,837
Saudi National Bank	128,599	1,728,113
Saudi Research & Media Group (b)	3,369	163,161
Saudi Telecom Co.	89,057	867,346
Savola Group	35,025	255,837
		17,680,984
SINGAPORE — 1.2%
CapitaLand Ascendas REIT	90,100	184,070
CapitaLand Integrated Commercial Trust REIT	154,640	235,211
Capitaland Investment, Ltd.	442,256	1,220,062
DBS Group Holdings, Ltd.	203,768	5,153,453
Grab Holdings, Ltd. Class A (b)	62,968	202,757
Mapletree Logistics Trust REIT	185,682	220,127
Sea, Ltd. ADR (b)	23,153	1,204,651
Singapore Exchange, Ltd.	248,800	1,660,274
Singapore Telecommunications, Ltd.	898,700	1,722,084
STMicroelectronics NV	45,841	1,614,240
United Overseas Bank, Ltd.	204,329	4,677,080
Venture Corp., Ltd.	5,700	72,504
		18,166,513
SOUTH AFRICA — 1.2%
Absa Group, Ltd.	7,204	82,096
Anglo American Platinum, Ltd.	6,239	522,470
Anglo American PLC	101,643	3,957,152
Aspen Pharmacare Holdings, Ltd.	36,645	293,612
Bid Corp., Ltd.	24,560	476,116
Bidvest Group, Ltd.	29,889	376,603
Capitec Bank Holdings, Ltd.	7,889	861,726
Discovery, Ltd. (b)	84,744	614,350
Exxaro Resources, Ltd.	22,128	282,612
FirstRand, Ltd.	379,299	1,384,781
Gold Fields, Ltd.	80,802	836,513
Harmony Gold Mining Co., Ltd.	26,128	90,293
Impala Platinum Holdings, Ltd.	46,067	577,063
Mr. Price Group, Ltd.	33,101	309,202
MTN Group, Ltd.	132,919	994,451
MultiChoice Group	34,954	240,847
Naspers, Ltd. Class N	13,902	2,307,609
Nedbank Group, Ltd.	19,728	246,475
Old Mutual, Ltd. (a)	242,229	148,311
Remgro, Ltd.	40,977	320,374
Sanlam, Ltd.	240,511	688,669

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sasol, Ltd.	36,179	$572,889
Sibanye Stillwater, Ltd.	160,628	422,174
Standard Bank Group, Ltd.	117,835	1,162,006
Woolworths Holdings, Ltd.	65,683	256,440
		18,024,834
SOUTH KOREA — 3.2%
Amorepacific Corp. (b)	1,692	183,986
BGF retail Co., Ltd. (b)	921	153,318
Celltrion Healthcare Co., Ltd.	5,324	244,201
Celltrion Pharm, Inc. (b)	1,647	87,137
Celltrion, Inc.	8,971	1,138,668
CJ CheilJedang Corp.	2,378	715,563
CJ Corp. (b)	882	58,661
Coway Co., Ltd. (b)	3,698	163,478
Doosan Enerbility Co., Ltd. (b)	21,014	255,924
Ecopro BM Co., Ltd.	2,260	164,607
E-MART, Inc.	3,231	250,406
Hana Financial Group, Inc.	28,111	934,810
Hanmi Pharm Co., Ltd. (b)	551	129,852
Hanwha Solutions Corp. (b)	4,454	151,461
HD Hyundai Co., Ltd.	10,752	485,519
HLB, Inc. (b)	9,023	202,652
HMM Co., Ltd. (b)	17,880	276,437
Hotel Shilla Co., Ltd. (b)	3,994	262,476
HYBE Co., Ltd. (b)	1,060	145,441
Hyundai Engineering & Construction Co., Ltd. (b)	3,356	92,625
Hyundai Mobis Co., Ltd.	4,522	717,011
Hyundai Motor Co.	12,476	1,489,819
Hyundai Steel Co. (b)	7,737	187,230
Kakao Corp.	20,822	874,376
KakaoBank Corp. (b)	7,223	138,805
KB Financial Group, Inc.	35,494	1,361,375
Kia Corp. (b)	23,282	1,091,833
Korea Aerospace Industries, Ltd. (b)	9,070	365,095
Korea Electric Power Corp. ADR (a)	50,969	440,372
Korea Shipbuilding & Offshore Engineering Co., Ltd.	5,480	306,395
Korea Zinc Co., Ltd. (b)	1,350	602,135
Korean Air Lines Co., Ltd. (b)	8,298	150,604
Krafton, Inc. (b)	1,214	161,291
KT&G Corp. (b)	13,525	978,677
L&F Co., Ltd. (b)	1,462	200,599
LG Chem, Ltd. (b)	2,977	1,412,574
LG Chem, Ltd. Preference Shares (b)	679	149,009
LG Electronics, Inc. (b)	12,234	836,885
LG Energy Solution, Ltd. (b)	1,909	657,469
LG H&H Co., Ltd. (b)	1,211	691,453
LG Innotek Co., Ltd. (b)	223	44,529
Lotte Chemical Corp. (b)	2,177	307,311
NAVER Corp.	12,413	1,742,434
NCSoft Corp. (b)	2,011	712,478
Security Description	Shares	Value
Pearl Abyss Corp. (b)	4,540	$150,615
POSCO Chemtech Co., Ltd. (b)	813	115,730
POSCO Holdings, Inc. ADR (a)	25,254	1,375,585
Samsung Biologics Co., Ltd. (b)(d)	802	520,713
Samsung C&T Corp. (b)	5,261	472,221
Samsung Electro-Mechanics Co., Ltd. (b)	3,250	335,409
Samsung Electronics Co., Ltd. GDR	14,237	15,731,885
Samsung Electronics Co., Ltd. Preference Shares	31,636	1,263,439
Samsung Fire & Marine Insurance Co., Ltd. (b)	5,011	792,566
Samsung Heavy Industries Co., Ltd. (b)	50,487	204,024
Samsung SDI Co., Ltd.	3,236	1,512,437
Samsung SDS Co., Ltd. (b)	2,068	201,158
Samsung Securities Co., Ltd. (b)	27,303	679,066
Shinhan Financial Group Co., Ltd.	39,766	1,106,970
SK Bioscience Co., Ltd. (b)	1,442	83,817
SK Hynix, Inc.	41,145	2,440,391
SK Innovation Co., Ltd. (b)	4,625	563,266
SK Square Co., Ltd. (b)	4,389	116,450
SK, Inc.	3,699	552,875
		49,935,598
SPAIN — 1.6%
ACS Actividades de Construccion y Servicios SA (a)	26,734	763,798
Aena SME SA (b)(d)	1,067	133,576
Amadeus IT Group SA (b)	25,868	1,340,349
Banco Bilbao Vizcaya Argentaria SA	448,244	2,695,239
Banco Santander SA	1,140,549	3,411,344
CaixaBank SA	90,441	354,433
Cellnex Telecom SA (d)	24,436	806,372
Ferrovial SA	53,634	1,400,684
Iberdrola SA	552,758	6,447,943
Industria de Diseno Textil SA	97,718	2,591,594
Naturgy Energy Group SA (a)	31,575	819,208
Repsol SA	132,023	2,092,387
Telefonica SA	446,501	1,613,047
		24,469,974
SWEDEN — 1.7%
Assa Abloy AB Class B	110,496	2,372,278
Atlas Copco AB Class B	366,407	3,906,888
Embracer Group AB (a)(b)	25,185	114,305
Epiroc AB Class B	91,598	1,473,814
EQT AB (a)	14,927	316,032
Essity AB Class B	8,857	232,316
Evolution AB (d)	11,942	1,163,770

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
H & M Hennes & Mauritz AB Class B (a)	78,009	$840,322
Hexagon AB Class B	65,175	681,806
Husqvarna AB Class B	129,414	908,177
Industrivarden AB Class A	2,319	56,420
Investor AB Class B	17,411	315,084
Kinnevik AB Class B (b)	1,851	25,439
Lifco AB Class B	1,646	27,511
Nibe Industrier AB Class B	74,529	694,541
Sandvik AB	103,491	1,871,271
Securitas AB Class B	108,859	908,525
Skandinaviska Enskilda Banken AB Class A	123,066	1,416,744
Skanska AB Class B	68,572	1,085,885
SKF AB Class B (a)	45,098	688,838
Svenska Handelsbanken AB Class A	151,142	1,524,548
Swedbank AB Class A	74,960	1,275,532
Tele2 AB Class B	75,798	619,071
Telefonaktiebolaget LM Ericsson Class B	288,344	1,685,316
Telia Co. AB	166,359	425,657
Volvo AB Class B	118,331	2,140,508
Volvo Car AB Class B (a)(b)	31,384	142,711
		26,913,309
SWITZERLAND — 4.9%
ABB, Ltd.	173,709	5,268,347
Adecco Group AG	17,046	561,199
Alcon, Inc.	36,709	2,506,782
Cie Financiere Richemont SA Class A	43,107	5,586,391
Credit Suisse Group AG	192,053	573,751
Geberit AG	4,620	2,174,676
Givaudan SA	1,077	3,297,818
Holcim AG	29,309	1,516,769
Julius Baer Group, Ltd.	15,307	891,088
Kuehne + Nagel International AG	6,698	1,557,944
Logitech International SA	6,526	402,479
Lonza Group AG	5,472	2,679,813
Novartis AG	161,772	14,615,782
Roche Holding AG	52,389	16,449,421
SGS SA	832	1,933,420
Sika AG	9,851	2,360,535
Sonova Holding AG	2,517	596,604
Swatch Group AG Bearer Shares	4,836	1,374,695
Temenos AG	4,813	263,956
UBS Group AG	300,987	5,597,148
Zurich Insurance Group AG	13,373	6,393,080
		76,601,698
TAIWAN — 3.7%
Accton Technology Corp.	58,000	442,518
Acer, Inc.	444,000	340,199
Advantech Co., Ltd.	36,954	397,969
Security Description	Shares	Value
ASE Technology Holding Co., Ltd.	229,000	$699,618
Asustek Computer, Inc.	36,000	314,490
AUO Corp.	124,510	602,628
Catcher Technology Co., Ltd.	43,000	236,437
Cathay Financial Holding Co., Ltd.	285,109	371,048
Chailease Holding Co., Ltd.	93,082	657,181
China Airlines, Ltd.	221,000	136,617
China Development Financial Holding Corp.	818,742	335,643
China Steel Corp.	723,000	700,994
Chunghwa Telecom Co., Ltd. ADR	53,167	1,945,381
Compal Electronics, Inc.	262,000	196,486
CTBC Financial Holding Co., Ltd.	673,558	484,314
Delta Electronics, Inc.	189,785	1,769,075
E Ink Holdings, Inc.	42,000	220,006
E.Sun Financial Holding Co., Ltd.	1,338,252	1,047,159
Eclat Textile Co., Ltd.	18,650	300,665
eMemory Technology, Inc.	7,000	304,046
Eva Airways Corp.	216,000	197,830
Evergreen Marine Corp. Taiwan, Ltd. (b)	68,400	362,747
Far EasTone Telecommunications Co., Ltd.	87,000	186,537
Feng TAY Enterprise Co., Ltd.	54,166	363,920
First Financial Holding Co., Ltd.	145,000	125,018
Formosa Plastics Corp.	411,000	1,160,703
Fubon Financial Holding Co., Ltd.	537,436	984,453
Giant Manufacturing Co., Ltd.	91,190	594,869
Globalwafers Co., Ltd. (b)	28,000	389,452
Hon Hai Precision Industry Co., Ltd. GDR	639,935	4,133,980
Hotai Motor Co., Ltd.	14,000	267,834
Innolux Corp.	550,285	197,838
Largan Precision Co., Ltd.	7,000	464,609
MediaTek, Inc.	112,000	2,277,497
Mega Financial Holding Co., Ltd.	299,121	295,369
Micro-Star International Co., Ltd.	79,000	307,153
momo.com, Inc.	6,000	125,327
Nan Ya Printed Circuit Board Corp.	21,000	155,098
Novatek Microelectronics Corp.	45,000	461,925
Pegatron Corp.	48,000	99,169
PharmaEssentia Corp. (b)	11,000	170,715
Pou Chen Corp.	127,000	141,315
President Chain Store Corp.	35,000	309,740
Quanta Computer, Inc.	46,000	108,207

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Realtek Semiconductor Corp.	42,000	$383,986
Ruentex Development Co., Ltd.	223,374	314,325
Taishin Financial Holding Co., Ltd.	1,111,182	545,911
Taiwan Cooperative Financial Holding Co., Ltd.	86,000	72,750
Taiwan High Speed Rail Corp.	394,000	368,548
Taiwan Mobile Co., Ltd.	69,000	212,598
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	337,289	25,124,658
Unimicron Technology Corp.	86,000	335,768
Uni-President Enterprises Corp.	440,000	953,425
United Microelectronics Corp. ADR (a)(b)	281,465	1,837,966
Vanguard International Semiconductor Corp.	97,000	244,587
Voltronic Power Technology Corp.	4,000	201,070
Walsin Lihwa Corp.	122,000	187,353
Wan Hai Lines, Ltd.	51,635	134,566
Win Semiconductors Corp.	54,000	239,820
Winbond Electronics Corp.	360,000	229,572
Wiwynn Corp.	8,000	207,447
Yageo Corp.	29,583	434,089
Yang Ming Marine Transport Corp.	125,000	266,386
Zhen Ding Technology Holding, Ltd.	127,000	433,863
		58,112,467
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	38,092	737,057
THAILAND — 0.6%
Advanced Info Service PCL	31,300	176,223
Airports of Thailand PCL (b)	128,500	278,259
Asset World Corp. PCL	2,720,700	494,887
B Grimm Power PCL	310,900	356,815
Bangkok Dusit Medical Services PCL Class F	443,100	371,009
Bangkok Expressway & Metro PCL	541,300	153,161
Bumrungrad Hospital PCL	82,500	504,981
Central Pattana PCL	254,300	521,302
CP ALL PCL NVDR	380,200	749,203
Delta Electronics Thailand PCL	30,900	740,494
Electricity Generating PCL	71,300	355,110
Energy Absolute PCL	89,900	251,777
Global Power Synergy PCL Class F	83,000	174,939
Gulf Energy Development PCL	226,920	361,984
Home Product Center PCL	250,100	111,926
Security Description	Shares	Value
Indorama Ventures PCL	153,200	$180,248
JMT Network Services PCL Class F	52,500	104,591
Land & Houses PCL	102,600	29,327
Minor International PCL (b)	482,209	449,004
Muangthai Capital PCL	101,800	111,690
Osotspa PCL	136,700	111,499
PTT Global Chemical PCL	7,100	9,686
PTT Oil & Retail Business PCL	50,900	34,977
PTT PCL	1,210,120	1,161,729
Ratch Group PCL	357,100	440,769
SCB X PCL NVDR	124,800	385,552
Siam Cement PCL	17,600	173,790
Srisawad Corp. PCL	84,877	119,467
Thai Union Group PCL Class F	296,100	144,481
		9,058,880
TURKEY — 0.2%
Akbank T.A.S.	578,595	604,265
Aselsan Elektronik Sanayi Ve Ticaret A/S	229,392	761,597
BIM Birlesik Magazalar A/S	23,540	172,153
Ford Otomotiv Sanayi A/S	882	24,713
Hektas Ticaret TAS (b)	50,396	101,279
Sasa Polyester Sanayi A/S (b)	18,314	107,617
Turk Hava Yollari AO (b)	7,008	52,749
Turkiye Is Bankasi A/S Class C	776,886	529,973
		2,354,346
UNITED ARAB EMIRATES — 0.4%
Abu Dhabi Commercial Bank PJSC	150,834	369,626
Abu Dhabi Islamic Bank PJSC	259,827	644,500
Aldar Properties PJSC	522,974	630,818
Dubai Islamic Bank PJSC	161,826	251,156
Emaar Properties PJSC	317,367	506,384
Emirates NBD Bank PJSC	87,622	310,154
Emirates Telecommunications Group Co. PJSC	228,456	1,421,999
First Abu Dhabi Bank PJSC	247,652	1,153,077
Multiply Group PJSC (b)	246,632	311,593
Q Holding PJSC (b)	150,644	164,071
		5,763,378
UNITED KINGDOM — 7.7%
3i Group PLC	111,453	1,798,507
Abrdn PLC (a)	240,914	548,438
Admiral Group PLC	559	14,370
Ashtead Group PLC	10,283	583,837
Associated British Foods PLC	12,703	240,820
AstraZeneca PLC	94,308	12,726,051
Auto Trader Group PLC (d)	68,856	427,056

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aviva PLC	211,970	$1,129,046
BAE Systems PLC	263,113	2,709,229
Barclays PLC	1,210,724	2,308,654
Barratt Developments PLC	47,355	226,031
Berkeley Group Holdings PLC	3,864	175,369
BP PLC	1,493,333	8,530,776
British American Tobacco PLC	153,432	6,056,449
British Land Co. PLC REIT	229,031	1,088,506
BT Group PLC (a)	597,532	805,384
Burberry Group PLC	46,088	1,125,417
CK Hutchison Holdings, Ltd.	145,032	870,569
CNH Industrial NV	71,324	1,139,143
Compass Group PLC	160,270	3,696,726
Diageo PLC	169,892	7,459,255
Entain PLC	32,979	524,245
Experian PLC	80,543	2,725,381
Haleon PLC (b)	361,362	1,422,933
Hargreaves Lansdown PLC	5,341	55,008
HSBC Holdings PLC	1,392,687	8,639,335
Imperial Brands PLC	79,646	1,984,147
InterContinental Hotels Group PLC	13,537	772,497
J Sainsbury PLC	211,765	554,552
Just Eat Takeaway.com NV (b)(d)	7,386	155,683
Kingfisher PLC	65,782	186,824
Land Securities Group PLC REIT	106,695	797,526
Legal & General Group PLC	96,054	288,281
Lloyds Banking Group PLC	4,286,906	2,341,667
London Stock Exchange Group PLC	22,687	1,947,429
M&G PLC	145,458	328,684
Melrose Industries PLC	180,337	291,767
National Grid PLC	312,097	3,744,455
NatWest Group PLC	216,780	691,548
Next PLC	15,817	1,104,666
Ocado Group PLC (a)(b)	30,188	223,980
Pearson PLC	95,473	1,078,620
Persimmon PLC	15,503	226,953
Reckitt Benckiser Group PLC	49,538	3,428,767
RELX PLC (c)	138,975	3,824,920
RELX PLC (c)	38,184	1,053,028
Rentokil Initial PLC	34,447	210,496
Rolls-Royce Holdings PLC (b)	663,908	744,309
Sage Group PLC	191,904	1,721,154
Segro PLC REIT	103,946	954,780
Severn Trent PLC	45,145	1,439,624
Smith & Nephew PLC	105,966	1,414,241
Smiths Group PLC	31,710	609,731
SSE PLC	110,458	2,274,734
Standard Chartered PLC	216,644	1,621,982
Taylor Wimpey PLC	187,637	229,433
Tesco PLC	446,908	1,205,267
Security Description	Shares	Value
Unilever PLC	186,834	$9,398,740
United Utilities Group PLC	93,002	1,109,101
Vodafone Group PLC	2,102,534	2,130,547
Whitbread PLC	20,469	632,790
WPP PLC	113,276	1,117,603
		118,867,061
UNITED STATES — 2.7%
CyberArk Software, Ltd. (b)	1,016	131,724
GSK PLC	289,097	4,999,325
James Hardie Industries PLC CDI	76,695	1,373,083
JBS SA	62,884	261,910
Nestle SA	204,217	23,648,735
Parade Technologies, Ltd.	8,000	201,201
QIAGEN NV (b)	265	13,295
Schneider Electric SE	44,473	6,204,466
Stellantis NV (c)	63,502	899,341
Stellantis NV (c)	83,784	1,186,046
Swiss Re AG	28,040	2,620,946
		41,540,072
ZAMBIA — 0.1%
First Quantum Minerals, Ltd. (a)	59,785	1,248,251
TOTAL COMMON STOCKS (Cost $1,621,115,801)		1,543,082,543

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr. Ing. h.c. F. Porsche AG, (b)	3,156	319,141
RIGHTS — 0.0% (f)
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 01/31/23) (b)	195	397
SOUTH KOREA — 0.0% (f)
Hanwha Solutions Corp. (expiring 01/09/23)	29	22
Lotte Chemical Corp. (expiring 01/20/23) (b)	435	12,227
		12,249
TOTAL RIGHTS (Cost $0)		12,646
WARRANTS — 0.0% (f)
THAILAND — 0.0% (f)
Srisawad Corp. PCL (expiring 8/29/25) (b)	900	86
TOTAL WARRANTS (Cost $0)		86

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 4.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.16% (g)(h)	2,070,337	$2,070,337
State Street Navigator Securities Lending Portfolio II (i)(j)	65,156,305	65,156,305
TOTAL SHORT-TERM INVESTMENTS (Cost $67,226,642)		67,226,642
TOTAL INVESTMENTS — 103.9% (Cost $1,688,672,609)		1,610,641,058
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.9)%		(60,275,878)
NET ASSETS — 100.0%		$1,550,365,180
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.3% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $50,289, representing 0.00% of the Fund's net assets.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,527,749,397	$15,282,857	$50,289	$1,543,082,543
Preferred Stocks	319,141	—	—	319,141
Rights	397	12,249	—	12,646
Warrants	86	—	—	86
Short-Term Investments	67,226,642	—	—	67,226,642
TOTAL INVESTMENTS	$1,595,295,663	$15,295,106	$50,289	$1,610,641,058

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI EX-US ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	20.6%
Industrials	12.2
Consumer Discretionary	11.5
Information Technology	10.7
Health Care	9.9
Consumer Staples	8.8
Materials	8.2
Communication Services	6.2
Energy	6.1
Utilities	3.3
Real Estate	2.1
Short-Term Investments	4.3
Liabilities in Excess of Other Assets	(3.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	—	$—	$34,387,809	$32,317,472	$—	$—	2,070,337	$2,070,337	$27,477
State Street Navigator Securities Lending Portfolio II	34,632,278	34,632,278	144,385,413	113,861,386	—	—	65,156,305	65,156,305	109,937
Total		$34,632,278	$178,773,222	$146,178,858	$—	$—		$67,226,642	$137,414
See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.5%
Allkem, Ltd. (a)	2,862	$21,815
Alumina, Ltd.	191,545	197,442
AMP, Ltd. (a)(b)	50,672	45,188
ANZ Group Holdings, Ltd. (b)	13,468	216,094
Argosy Minerals, Ltd. (a)	18,983	7,338
Aussie Broadband, Ltd. (a)(b)	7,116	12,595
Australian Ethical Investment, Ltd.	814	2,147
Bellevue Gold, Ltd. (a)(b)	48,679	37,303
BHP Group, Ltd.	22,994	711,526
Blackmores, Ltd. (b)	79	3,868
Boral, Ltd. (b)	27,127	53,165
Boss Energy, Ltd. (a)	4,232	6,113
BrainChip Holdings, Ltd. (a)(b)	78,491	39,655
Brambles, Ltd.	37,764	309,109
Calix, Ltd. (a)(b)	2,587	7,842
Capricorn Metals, Ltd. (a)(b)	2,147	6,698
Centuria Capital Group (b)	20,894	24,159
Chalice Mining, Ltd. (a)(b)	2,182	9,322
Champion Iron, Ltd. (b)	4,395	21,787
Clinuvel Pharmaceuticals, Ltd. (b)	1,359	19,971
Codan, Ltd. (b)	853	2,372
Coles Group, Ltd.	17,241	195,490
Commonwealth Bank of Australia (b)	4,176	290,559
Core Lithium, Ltd. (a)(b)	17,646	12,266
Coronado Global Resources, Inc. CDI (c)	9,632	12,999
CSL, Ltd.	6,397	1,248,339
De Grey Mining, Ltd. (a)(b)	22,311	19,442
Deterra Royalties, Ltd.	6,303	19,577
Endeavour Group, Ltd.	6,514	28,360
Firefinch, Ltd. (a)(b)(d)	22,838	929
Fortescue Metals Group, Ltd.	27,100	376,930
Glencore PLC	29,697	197,331
Gold Road Resources, Ltd. (b)	5,078	5,820
Helia Group, Ltd.	6,587	12,284
HMC Capital, Ltd REIT (b)	7,450	21,522
Iluka Resources, Ltd.	6,303	40,735
Imugene, Ltd. (a)(b)	25,234	2,481
Ingenia Communities Group REIT (b)	10,840	32,860
Insurance Australia Group, Ltd.	84,259	271,416
ioneer, Ltd. (a)(b)	28,694	7,394
Jervois Global, Ltd. (a)(b)	15,687	2,926
Karoon Energy, Ltd. (a)	5,570	8,272
Lake Resources NL (a)(b)	9,570	5,192
LendLease Corp., Ltd. Stapled Security (b)	44,571	236,971
Leo Lithium, Ltd. (a)(b)	17,647	5,804
Liontown Resources, Ltd. (a)(b)	5,298	4,743
Lynas Rare Earths, Ltd. (a)	3,915	20,841
Security Description	Shares	Value
Macquarie Group, Ltd.	7,962	$901,489
Mayne Pharma Group, Ltd. (b)	27,010	3,663
Megaport, Ltd. (a)(b)	7,244	30,998
Mesoblast, Ltd. (a)(b)	17,446	10,293
Mincor Resources NL (a)(b)	6,063	6,188
Nanosonics, Ltd. (a)(b)	11,550	33,602
National Australia Bank, Ltd.	16,786	342,186
Neometals, Ltd. (a)(b)	21,635	11,737
Newcrest Mining, Ltd. (e)	8,872	124,182
Northern Star Resources, Ltd.	775	5,734
Novonix, Ltd. (a)(b)	11,346	11,311
Nufarm, Ltd. (b)	1,292	5,371
Omni Bridgeway, Ltd. (a)(b)	11,583	28,435
oOh!media, Ltd.	4,343	3,785
Origin Energy, Ltd.	28,100	147,112
Orora, Ltd.	2,234	4,378
OZ Minerals, Ltd.	27,775	525,514
Paladin Energy, Ltd. (a)(b)	11,761	5,583
Pepper Money, Ltd.	16,402	15,795
Perseus Mining, Ltd.	10,500	15,024
Pilbara Minerals, Ltd. (a)	13,629	34,659
PointsBet Holdings, Ltd. (a)(b)	15,561	15,671
PolyNovo, Ltd. (a)(b)	55,356	75,830
Pro Medicus, Ltd. (b)	2,347	87,953
QBE Insurance Group, Ltd.	13,231	120,502
Ramelius Resources, Ltd. (b)	15,603	9,841
Region RE, Ltd.	533,075	979,678
Regis Resources, Ltd.	3,670	5,127
Rio Tinto PLC	11,968	834,698
Rio Tinto, Ltd.	942	74,365
Santos, Ltd.	23,658	114,552
Sayona Mining, Ltd. (a)(b)	156,938	20,221
Scentre Group REIT	39,435	77,019
Seven West Media, Ltd. (a)(b)	59,489	15,935
Silver Lake Resources, Ltd. (a)	21,664	17,409
Sonic Healthcare, Ltd.	20,952	425,832
South32, Ltd. (b)	11,560	31,496
Suncorp Group, Ltd.	27,700	226,168
Syrah Resources, Ltd. (a)(b)	16,401	22,912
Telix Pharmaceuticals, Ltd. (a)(b)	7,219	35,591
Temple & Webster Group, Ltd. (a)(b)	1,461	4,568
Transurban Group Stapled Security	38,947	342,827
Tyro Payments, Ltd. (a)(b)	24,826	23,823
Vicinity, Ltd. REIT (b)	146,577	198,802
Vulcan Energy Resources, Ltd. (a)(b)	1,458	6,259
Wesfarmers, Ltd.	17,241	536,779
West African Resources, Ltd. (a)(b)	34,100	27,172
Westpac Banking Corp. (b)	19,431	307,686
Woodside Energy Group, Ltd. (b)	13,540	325,415
Woolworths Group, Ltd. (b)	6,514	148,250

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Zip Co., Ltd. (a)(b)	36,794	$12,725
		12,229,137
AUSTRIA — 0.2%
DO & Co. AG (a)	3,048	288,214
Kontron AG	1,052	17,167
OMV AG	5,804	297,947
Schoeller-Bleckmann Oilfield Equipment AG	2,963	184,043
		787,371
BAHAMAS — 0.0% (f)
OneSpaWorld Holdings, Ltd. (a)	3,097	28,895
BELGIUM — 0.2%
Anheuser-Busch InBev SA/NV	4,393	263,818
Solvay SA	2,555	257,575
UCB SA	4,993	391,985
		913,378
BRAZIL — 0.8%
Ambev SA ADR	57,431	156,212
Anima Holding SA (a)	40,645	29,715
Armac Locacao Logistica E Servicos SA	15,044	33,480
Azul SA Preference Shares (a)	20,416	42,574
Banco Bradesco SA ADR (a)	81,449	234,573
Banco Pan SA Preference Shares	6,100	7,013
Boa Vista Servicos SA	30,830	42,393
Cia Brasileira de Aluminio	4,746	10,382
Cia Energetica de Minas Gerais ADR	9,808	19,910
Cia Energetica do Ceara Class A, Preference Shares	800	6,828
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	1,918	19,424
Cia Siderurgica Nacional SA ADR	28,223	77,895
CVC Brasil Operadora e Agencia de Viagens SA (a)	32,124	27,319
Cyrela Brazil Realty SA Empreendimentos e Participacoes	6,791	16,811
Embraer SA (a)	9,492	25,727
Eneva SA (a)	5,958	13,463
ERO Copper Corp. (a)(b)	460	6,328
Ez Tec Empreendimentos e Participacoes SA	9,724	24,735
Gerdau SA ADR (b)	25,470	141,104
Gol Linhas Aereas Inteligentes SA Preference Shares (a)	40,974	56,963
Infracommerce CXAAS SA (a)(e)	14,594	10,255
Itau Unibanco Holding SA Preference Shares ADR	54,946	258,796
Light SA	1,800	1,578
Security Description	Shares	Value
Locaweb Servicos de Internet SA (a)(c)	10,262	$13,644
Marfrig Global Foods SA	2,451	4,039
MercadoLibre, Inc. (a)	334	282,644
Minerva SA	11,645	28,585
Natura & Co. Holding SA ADR (b)	7,465	32,323
Omega Energia SA (a)	48,747	88,635
Oncoclinicas do Brasil Servicos Medicos SA (a)	3,160	3,609
Petro Rio SA (a)	47,580	335,329
Petroleo Brasileiro SA Preference Shares ADR	35,623	330,938
Petroleo Brasileiro SA ADR	14,538	154,830
Petroreconcavo SA	7,674	48,154
Santos Brasil Participacoes SA	3,574	5,287
Taurus Armas SA	5,654	14,296
Vale SA ADR	44,063	747,749
Via SA (a)	16,311	7,414
Wheaton Precious Metals Corp. (b)	5,204	203,175
Yara International ASA	3,223	140,882
		3,705,011
BURKINA FASO — 0.0% (f)
Endeavour Mining PLC	42	898
IAMGOLD Corp. (a)(b)	3,662	9,379
		10,277
CANADA — 3.2%
Advantage Energy, Ltd. (a)	20,710	144,746
Agnico Eagle Mines, Ltd. (b)	1,912	99,287
Alamos Gold, Inc. Class A (b)	665	6,719
Altius Minerals Corp. (b)	5,568	91,269
Anaergia, Inc. (a)	1,599	5,122
Aurinia Pharmaceuticals, Inc. (a)	5,232	22,602
Aurora Cannabis, Inc. (a)(b)	2,184	2,015
Aya Gold & Silver, Inc. (a)	5,702	37,959
B2Gold Corp. (b)	6,291	22,333
Ballard Power Systems, Inc. (a)(b)	5,668	27,107
Bank of Montreal (b)	4,349	393,703
Bank of Nova Scotia	5,237	256,410
Barrick Gold Corp.	7,498	128,439
Birchcliff Energy, Ltd. (b)	2,869	19,967
BlackBerry, Ltd. (a)(b)	4,102	13,351
Bombardier, Inc. Class B (a)(b)	1,145	44,171
Brookfield Asset Management, Ltd. Class A (a)(b)	4,542	129,963
Brookfield Corp. (b)	18,041	566,948
Brookfield Reinsurance, Ltd. (a)(b)	127	3,968
Calibre Mining Corp. (a)	23,099	15,343
Cameco Corp. (b)	10,788	244,351
Canada Goose Holdings, Inc. (a)(b)	1,232	21,895

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Canadian Imperial Bank of Commerce (b)	3,808	$153,928
Canadian National Railway Co.	8,142	966,500
Canadian Natural Resources, Ltd. (b)	8,142	451,823
Canadian Pacific Railway, Ltd. (b)	8,568	638,355
Canadian Tire Corp., Ltd. Class A (b)	2,015	210,430
Canopy Growth Corp. (a)(b)	1,374	3,184
Cenovus Energy, Inc. (b)	10,365	200,958
Converge Technology Solutions Corp. (a)(b)	3,180	10,773
Corby Spirit and Wine, Ltd.	3,588	43,349
Crescent Point Energy Corp. (b)	5,330	38,000
Cronos Group, Inc. (a)(b)	1,606	4,077
Docebo, Inc. (a)	2,713	89,582
Dundee Precious Metals, Inc. (b)	6,073	29,178
Enbridge, Inc. (b)	11,206	437,670
Endeavour Silver Corp. (a)	25,577	82,680
Enerplus Corp. (b)	10,676	188,314
EQB, Inc. (b)	1,050	43,962
Equinox Gold Corp. (a)(b)	12,328	40,306
Filo Mining Corp. (a)(b)	680	11,663
First Majestic Silver Corp. (b)	21,785	181,361
Fortuna Silver Mines, Inc. (a)(b)	3,846	14,448
George Weston, Ltd. (b)	532	65,959
GoGold Resources, Inc. (a)	14,273	22,859
Headwater Exploration, Inc. (b)	731	3,194
Hut 8 Mining Corp. (a)(b)	16,087	13,772
IGM Financial, Inc. (b)	3,182	88,771
Imperial Oil, Ltd. (b)	5,891	286,735
Jamieson Wellness, Inc. (b)(c)	1,594	41,281
Just Energy Group, Inc. (a)(e)	348	5
Just Energy Group, Inc. (a)(e)	4	—
K92 Mining, Inc. (a)(b)	2,520	14,265
Karora Resources, Inc. (a)	2,411	8,274
Kinaxis, Inc. (a)(b)	218	24,441
Kinross Gold Corp. (b)	17,513	71,347
Largo, Inc. (a)	6,090	32,991
Lightspeed Commerce, Inc. (a)(b)	1,485	21,207
Lithium Americas Corp. (a)(b)	3,009	57,007
Loblaw Cos., Ltd.	6,619	584,838
MAG Silver Corp. (a)(b)	957	14,938
Magnet Forensics, Inc. (a)(b)	1,407	38,577
Manulife Financial Corp. (b)	14,973	266,872
Maverix Metals, Inc. (b)	1,050	4,898
MEG Energy Corp. (a)(b)	2,130	29,632
Minto Apartment Real Estate Investment Trust (c)	5,879	60,962
MTY Food Group, Inc. (b)	3,289	138,532
NanoXplore, Inc. (a)(b)	11,601	22,261
National Bank of Canada (b)	11,208	754,645
Security Description	Shares	Value
New Gold, Inc. (a)(b)	5,033	$4,940
New Pacific Metals Corp. (a)	12,024	26,622
NexGen Energy, Ltd. (a)(b)	29,315	129,597
Novagold Resources, Inc. (a)(b)	1,813	10,825
Nutrien, Ltd. (b)	4,420	322,460
Nuvei Corp. (a)(b)(c)	521	13,231
Onex Corp. (b)	7,040	339,231
Organigram Holdings, Inc. (a)(b)	1,983	1,610
Orla Mining, Ltd. (a)(b)	1,169	4,728
Osisko Mining, Inc. (a)(b)	26,425	68,259
Pan American Silver Corp. (b)	872	14,223
Park Lawn Corp. (b)	3,628	69,216
Pipestone Energy Corp. (b)	2,730	6,045
Repare Therapeutics, Inc. (a)	4,079	60,002
Rogers Communications, Inc. Class B (b)	11,225	524,985
Royal Bank of Canada (b)	9,834	923,922
Sabina Gold & Silver Corp. (a)	2,471	2,426
Sandstorm Gold, Ltd. (b)	872	4,582
Shaw Communications, Inc. Class B	7,716	222,149
Shopify, Inc. Class A (a)	9,050	313,990
Silvercorp Metals, Inc.	7,559	22,204
SilverCrest Metals, Inc. (a)(b)	35,839	214,248
SNC-Lavalin Group, Inc. (b)	4,698	82,730
Solaris Resources, Inc. (a)	680	3,232
SSR Mining, Inc. (b)	7,339	114,774
Summit Industrial Income REIT	5,864	98,199
Sun Life Financial, Inc.	11,547	535,613
Suncor Energy, Inc. (b)	16,465	521,917
SunOpta, Inc. (a)(b)	600	5,039
Taseko Mines, Ltd. (a)(b)	2,940	4,296
TC Energy Corp.	7,388	294,331
Teck Resources, Ltd. Class B (a)	5,864	221,455
TECSYS, Inc. (b)	1,123	21,988
TELUS Corp. (b)	35,862	691,593
TELUS Corp.	419	8,080
Tilray Brands, Inc. (a)	2,786	7,546
Tilray Brands, Inc. Class 2 (a)(b)	5,105	13,732
Torex Gold Resources, Inc. (a)(b)	662	7,597
Toronto-Dominion Bank (b)	14,096	912,061
TransAlta Corp. (b)	18,372	164,202
Voyager Digital, Ltd. (a)	6,606	160
Well Health Technologies Corp. (a)(b)	1,571	3,293
Wesdome Gold Mines, Ltd. (a)(b)	7,670	42,342
Yamana Gold, Inc. (b)	13,898	77,134
		15,937,281
CHILE — 0.0% (f)
Aguas Andinas SA Class A	28,728	6,606

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Cia Cervecerias Unidas SA	903	$6,004
Embotelladora Andina SA Class B, Preference Shares	24,106	58,851
Enel Chile SA ADR	3,547	7,981
Inversiones Aguas Metropolitanas SA	12,101	6,751
Liberty Latin America, Ltd. Class C (a)	1,093	8,307
Parque Arauco SA	11,644	14,787
Plaza SA	5,631	6,993
Sociedad Quimica y Minera de Chile SA ADR	863	68,902
Vina Concha y Toro SA	12,974	16,295
		201,477
CHINA — 3.2%
360 DigiTech, Inc. ADR	269	5,477
AAC Technologies Holdings, Inc. (a)(b)	2,500	5,714
Agora, Inc. ADR (a)	2,442	9,548
Agricultural Bank of China, Ltd. Class H	281,000	96,488
AK Medical Holdings, Ltd. (b)(c)	28,000	35,121
Akeso, Inc. Class B (a)(b)(c)	14,000	77,131
Alibaba Group Holding, Ltd. ADR (a)	1,664	146,582
Alibaba Group Holding, Ltd. (a)	117,100	1,294,035
Alibaba Health Information Technology, Ltd. (a)	86,000	73,274
A-Living Smart City Services Co., Ltd. (b)(c)	2,500	3,014
Alphamab Oncology (a)(b)(c)	13,000	17,989
Aluminum Corp. of China, Ltd. Class A	8,800	5,685
Anhui Conch Cement Co., Ltd. Class H (b)	6,000	20,987
Anhui Gujing Distillery Co., Ltd. Class A	600	23,145
Anhui Gujing Distillery Co., Ltd. Class B	3,600	57,656
Anhui Honglu Steel Construction Group Co., Ltd. Class A	3,120	13,208
Anhui Kouzi Distillery Co., Ltd. Class A	1,400	11,669
Anjoy Foods Group Co., Ltd. Class A	700	16,378
ANTA Sports Products, Ltd.	5,000	65,535
Ascentage Pharma Group International (a)(b)(c)	15,600	51,367
Autohome, Inc. ADR	512	15,667
Baidu, Inc. ADR (a)	42	4,804
Baidu, Inc. Class A (a)	17,510	250,593
Bank of China, Ltd. Class H	706,000	256,893
Bank of Communications Co., Ltd. Class H	197,000	113,329
Baozun, Inc. ADR (a)	6,189	32,802
Security Description	Shares	Value
BeiGene, Ltd. (a)	1,131	$19,447
Beijing Enlight Media Co., Ltd. Class A	9,000	11,265
Bilibili, Inc. Class Z (a)	1,435	34,345
BOE Varitronix, Ltd.	57,000	108,377
Budweiser Brewing Co. APAC, Ltd. (c)	1,700	5,347
BYD Co., Ltd. Class A	1,400	51,997
BYD Co., Ltd. Class H	3,000	74,030
Canaan, Inc. ADR (a)(b)	2,813	5,795
CGN New Energy Holdings Co., Ltd. (b)	14,000	4,843
Chengtun Mining Group Co., Ltd. Class A	18,100	15,409
China CITIC Bank Corp., Ltd. Class H	62,000	27,485
China Conch Environment Protection Holdings, Ltd. (a)	5,000	2,031
China Conch Venture Holdings, Ltd.	5,000	10,865
China Construction Bank Corp. Class H	728,000	456,111
China Foods, Ltd.	60,000	21,525
China Gas Holdings, Ltd.	21,600	31,439
China Life Insurance Co., Ltd. Class H	96,000	164,819
China Maple Leaf Educational Systems, Ltd. (a)(d)	592,000	20,195
China Meidong Auto Holdings, Ltd.	2,000	4,105
China Mengniu Dairy Co., Ltd. (a)	9,000	40,820
China Merchants Bank Co., Ltd. Class H	99,674	557,437
China Merchants Energy Shipping Co., Ltd. Class A	7,700	6,221
China Minsheng Banking Corp., Ltd. Class H (b)	43,500	15,048
China New Higher Education Group, Ltd. (b)(c)	2,000	984
China Overseas Land & Investment, Ltd.	48,000	126,689
China Overseas Property Holdings, Ltd.	5,000	5,208
China Pacific Insurance Group Co., Ltd. Class H	18,400	40,973
China Petroleum & Chemical Corp. Class H	367,200	177,367
China Rare Earth Resources & Technology Co., Ltd. Class A (a)	1,800	8,554
China Resources Beer Holdings Co., Ltd.	8,000	55,913
China Resources Gas Group, Ltd.	2,000	7,508
China Resources Land, Ltd.	15,000	68,706
China Ruyi Holdings, Ltd. (a)(b)	164,000	40,974

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Shenhua Energy Co., Ltd. Class H	44,500	$128,569
China Tower Corp., Ltd. Class H (c)	322,000	34,655
China Vanke Co., Ltd. Class H (b)	12,200	24,697
Chindata Group Holdings, Ltd. ADR (a)(b)	3,277	26,118
Chlitina Holding, Ltd.	2,000	12,917
Chongqing Brewery Co., Ltd. Class A	2,100	38,662
Chongqing Fuling Zhacai Group Co., Ltd. Class A	1,300	4,842
CIFI Ever Sunshine Services Group, Ltd. (b)	20,000	11,249
CITIC, Ltd.	89,000	93,961
CMOC Group, Ltd. Class A	7,400	4,866
CNNC Hua Yuan Titanium Dioxide Co., Ltd. Class A	4,205	3,744
COFCO Joycome Foods., Ltd. (a)	64,000	18,286
Contemporary Amperex Technology Co., Ltd. Class A	400	22,745
COSCO SHIPPING Energy Transportation Co., Ltd. Class A (a)	5,700	9,927
COSCO SHIPPING Ports, Ltd.	38,715	30,754
Country Garden Holdings Co., Ltd. (a)(b)	76,278	26,094
Country Garden Services Holdings Co., Ltd.	10,000	24,907
CSPC Pharmaceutical Group, Ltd.	26,880	28,241
CStone Pharmaceuticals (a)(c)	7,500	4,449
Dada Nexus, Ltd. ADR (a)	1,561	10,880
Daqo New Energy Corp. ADR (a)	2,594	100,154
DaShenLin Pharmaceutical Group Co., Ltd. Class A	3,240	18,544
Dongyue Group, Ltd.	23,000	25,313
DouYu International Holdings, Ltd. ADR (a)	19,092	26,729
ENN Energy Holdings, Ltd.	1,800	25,276
Everest Medicines, Ltd. (a)(b)(c)	4,500	10,021
Excellence Commercial Property & Facilities Management Group, Ltd. (b)	18,000	8,694
Fire Rock Holdings, Ltd. (a)(b)(d)	142,000	5,094
Flat Glass Group Co., Ltd. Class H (b)	17,000	41,123
Futu Holdings, Ltd. ADR (a)(b)	689	28,008
Ganfeng Lithium Group Co., Ltd. Class A	980	9,846
G-bits Network Technology Xiamen Co., Ltd. Class A	300	13,565
Security Description	Shares	Value
GCL System Integration Technology Co., Ltd. Class A (a)	25,800	$10,851
GDS Holdings, Ltd. Class A (a)	3,561	9,353
Geely Automobile Holdings, Ltd. (b)	17,000	24,830
GEM Co., Ltd. Class A	3,900	4,188
Genscript Biotech Corp. (a)	10,000	31,839
Great Wall Motor Co., Ltd. Class A	4,000	17,124
Great Wall Motor Co., Ltd. Class H (b)	6,500	8,461
Guangdong Investment, Ltd. (b)	4,000	4,095
Guangzhou Automobile Group Co., Ltd. Class A	5,300	8,449
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	8,700	98,331
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	900	7,680
Guangzhou Tinci Materials Technology Co., Ltd. Class A	2,380	15,087
H World Group, Ltd. ADR	420	17,816
Haichang Ocean Park Holdings, Ltd. (a)(b)(c)	184,000	37,720
Haidilao International Holding, Ltd. (a)(b)(c)	2,000	5,740
Hainan Meilan International Airport Co., Ltd. Class H (a)(b)	6,000	18,258
Hangzhou First Applied Material Co., Ltd. Class A	280	2,689
Hangzhou Oxygen Plant Group Co., Ltd. Class A	1,700	9,671
Hangzhou Tigermed Consulting Co., Ltd. Class A	300	4,544
Health & Happiness H&H International Holdings, Ltd.	47,500	101,391
Hello Group, Inc. ADR	1,171	10,516
Henan Shenhuo Coal & Power Co., Ltd. Class A	3,700	8,000
Hengan International Group Co., Ltd.	8,500	45,141
Hope Education Group Co., Ltd. (a)(b)(c)	38,000	3,408
Huafon Chemical Co., Ltd. Class A	9,400	9,239
Huaneng Power International, Inc. Class H (a)(b)	170,000	80,372
Huangshan Tourism Development Co., Ltd. Class B	11,800	9,853
HUYA, Inc. ADR (a)	5,934	23,439
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(c)	1,200	8,610
iDreamSky Technology Holdings, Ltd. (a)(b)(c)	25,600	12,693

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
I-Mab ADR (a)	2,233	$9,334
indie Semiconductor, Inc. Class A (a)	4,335	25,273
Industrial & Commercial Bank of China, Ltd. Class H	497,000	255,984
Ingenic Semiconductor Co., Ltd. Class A	1,700	17,308
Innovent Biologics, Inc. (a)(c)	8,000	34,337
iQIYI, Inc. ADR (a)(b)	9,493	50,313
JA Solar Technology Co., Ltd. Class A	2,520	21,886
Jafron Biomedical Co., Ltd. Class A	3,000	13,429
JD Health International, Inc. (a)(c)	1,150	10,513
JD.com, Inc. Class A	15,923	449,233
Jiangsu King's Luck Brewery JSC, Ltd. Class A	8,100	59,589
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	600	13,919
Jiangsu Yangnong Chemical Co., Ltd. Class A	700	10,512
Jiangsu Yoke Technology Co., Ltd. Class A	500	3,640
Jinchuan Group International Resources Co., Ltd. (b)	28,000	2,009
JinkoSolar Holding Co., Ltd. ADR (a)(b)	1,918	78,408
Jinxin Fertility Group, Ltd. (b)(c)	4,500	4,157
JiuGui Liquor Co., Ltd. Class A	1,400	27,912
Joinn Laboratories China Co., Ltd. Class A	560	4,728
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	900	4,796
JOYY, Inc. ADR	409	12,920
Juewei Food Co., Ltd. Class A	900	7,947
Kangji Medical Holdings, Ltd. (b)	5,000	5,189
Kanzhun, Ltd. ADR (a)	941	19,168
KE Holdings, Inc. ADR (a)	4,170	58,213
Kingdee International Software Group Co., Ltd. (a)(b)	2,000	4,290
Kingsoft Cloud Holdings, Ltd. ADR (a)	4,030	15,435
Konka Group Co., Ltd. Class B	290,100	71,736
Koolearn Technology Holding, Ltd. (a)(b)(c)	10,000	67,265
Kuaishou Technology (a)(c)	13,100	119,252
Kweichow Moutai Co., Ltd. Class A	300	74,882
Lenovo Group, Ltd. (b)	34,000	27,923
Li Auto, Inc. ADR (a)	30	612
Li Auto, Inc. Class A (a)(b)	6,204	61,047
Li Ning Co., Ltd.	8,000	69,443
Lifetech Scientific Corp. (a)	12,000	3,967
Security Description	Shares	Value
Lingyi iTech Guangdong Co. Class A (a)	11,500	$7,546
Longfor Group Holdings, Ltd. (b)(c)	8,500	26,464
Luoyang Glass Co., Ltd. Class H (a)(b)	6,000	6,304
Luzhou Laojiao Co., Ltd. Class A	600	19,449
Mango Excellent Media Co., Ltd. Class A	2,700	11,715
Maxscend Microelectronics Co., Ltd. Class A	160	2,643
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A (a)	4,300	3,810
Meitu, Inc. (a)(b)(c)	68,000	11,936
Meituan Class B (a)(c)	32,000	716,263
Microport Scientific Corp. (a)(b)	3,008	7,920
Ming Yuan Cloud Group Holdings, Ltd. (b)	10,000	8,994
MMG, Ltd. (a)	36,000	9,225
Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd. Class A	16,785	43,765
NetEase, Inc.	16,880	247,633
New Horizon Health, Ltd. (a)(b)(c)	11,500	25,932
New Oriental Education & Technology Group, Inc. (a)	13,410	48,967
Ningbo Orient Wires & Cables Co., Ltd. Class A	700	6,863
Ningbo Ronbay New Energy Technology Co., Ltd. Class A	504	5,008
NIO, Inc. ADR (a)	11,029	107,533
Nongfu Spring Co., Ltd. Class H (c)	5,400	30,511
NXP Semiconductors NV	210	33,186
Ocumension Therapeutics (a)(b)(c)	21,000	26,395
Ovctek China, Inc. Class A	2,900	14,963
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A (a)	11,800	8,067
Peijia Medical, Ltd. (a)(b)(c)	55,000	67,368
PetroChina Co., Ltd. Class H	164,000	75,014
Pharmaron Beijing Co., Ltd. Class A	450	4,423
PICC Property & Casualty Co., Ltd. Class H	193,788	183,982
Pinduoduo, Inc. ADR (a)	3,036	247,586
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	1,100	3,002
Ping An Insurance Group Co. of China, Ltd. Class H	48,500	320,953
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	68,000	42,255
Prosus NV	8,636	594,021

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Q Technology Group Co., Ltd. (a)(b)	18,000	$9,709
Raytron Technology Co., Ltd. Class A	2,200	11,825
ReneSola, Ltd. ADR (a)	2,071	9,361
RLX Technology, Inc. ADR (a)(b)	25,178	57,909
Sangfor Technologies, Inc. Class A	200	3,253
SG Micro Corp. Class A	150	3,742
Shanghai Bairun Investment Holding Group Co., Ltd. Class A	11,288	60,952
Shanghai Baosight Software Co., Ltd. Class A	3,549	22,980
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	19,600	12,034
Shanghai Henlius Biotech, Inc. Class H (a)(b)(c)	16,100	26,404
Shanghai M&G Stationery, Inc. Class A	500	3,973
Shangri-La Asia, Ltd. (a)	34,000	27,880
Shanxi Meijin Energy Co., Ltd. Class A	22,200	28,942
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,260	51,900
Shenghe Resources Holding Co., Ltd. Class A	4,000	8,094
Shengyi Technology Co., Ltd. Class A	8,800	18,328
Shenzhen Dynanonic Co., Ltd. Class A	200	6,637
Shenzhen Kangtai Biological Products Co., Ltd. Class A	1,600	7,291
Shenzhen New Industries Biomedical Engineering Co., Ltd. Class A	2,900	21,016
Shenzhen SC New Energy Technology Corp. Class A	2,400	39,551
Shenzhou International Group Holdings, Ltd.	7,700	86,619
Shimao Services Holdings, Ltd. (a)(b)(c)	14,000	5,058
Sichuan Chuantou Energy Co., Ltd. Class A	2,600	4,596
Sichuan Swellfun Co., Ltd. Class A	1,400	17,082
Silergy Corp.	1,000	14,202
Skshu Paint Co., Ltd. Class A (a)	1,220	20,072
Smoore International Holdings, Ltd. (b)(c)	12,000	18,634
Sohu.com, Ltd. ADR (a)	2,475	33,932
StarPower Semiconductor, Ltd. Class A	100	4,759
Sun King Technology Group, Ltd. (a)(b)	26,000	5,397
Security Description	Shares	Value
Sunac China Holdings, Ltd. (a)(d)	8,000	$1,174
Sunac Services Holdings, Ltd. (b)(c)	29,257	15,744
Sunny Optical Technology Group Co., Ltd.	8,000	95,170
Suzhou TA&A Ultra Clean Technology Co., Ltd. Class A	500	4,038
TAL Education Group ADR (a)	9,715	68,491
Tencent Holdings, Ltd.	53,300	2,280,886
Tencent Music Entertainment Group ADR (a)	1,571	13,008
Tianshan Aluminum Group Co., Ltd. Class A	3,500	3,905
Toly Bread Co., Ltd. Class A	1,680	3,739
Tongdao Liepin Group (a)	31,800	37,402
Topchoice Medical Corp. Class A (a)	200	4,422
Trip.com Group, Ltd. ADR (a)	2,912	100,173
Tsingtao Brewery Co., Ltd. Class A	2,800	43,504
Tuya, Inc. ADR (a)(b)	4,915	9,388
Up Fintech Holding, Ltd. ADR (a)(b)	5,721	19,509
Venus MedTech Hangzhou, Inc. Class H (a)(b)(c)	18,000	32,887
Vesync Co., Ltd.	7,000	4,332
Vipshop Holdings, Ltd. ADR (a)	6,188	84,404
Viva Biotech Holdings (a)(b)(c)	29,500	6,614
Vnet Group, Inc. ADR (a)	3,257	18,467
Walvax Biotechnology Co., Ltd. Class A	8,000	46,470
Weihai Guangwei Composites Co., Ltd. Class A	400	4,177
Weimob, Inc. (a)(b)(c)	86,000	73,384
Western Superconducting Technologies Co., Ltd. Class A	1,282	17,545
Will Semiconductor Co., Ltd. Shanghai Class A	810	9,025
Wuhan Guide Infrared Co., Ltd. Class A	22,608	35,944
Wuliangye Yibin Co., Ltd. Class A	1,200	31,339
WUS Printed Circuit Kunshan Co., Ltd. Class A	9,640	16,580
WuXi AppTec Co., Ltd. Class A	1,100	12,878
Wuxi Biologics Cayman, Inc. (a)(c)	21,000	161,032
XD, Inc. (a)(b)	7,200	19,926
Xiabuxiabu Catering Management China Holdings Co., Ltd. (b)(c)	9,500	10,809
Xiamen Tungsten Co., Ltd. Class A	4,800	13,563
Xiaomi Corp. Class B (a)(b)(c)	115,000	161,193
Xinyi Solar Holdings, Ltd.	2,000	2,214
XPeng, Inc. ADR (a)	60	596

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
XPeng, Inc. Class A (a)	8,244	$40,507
Yadea Group Holdings, Ltd. (c)	6,000	10,040
Yankuang Energy Group Co., Ltd. Class H	34,000	103,678
Yeahka, Ltd. (a)(b)	6,400	17,179
Yifeng Pharmacy Chain Co., Ltd. Class A	600	5,536
Yihai International Holding, Ltd. (a)(b)	4,000	14,145
Yintai Gold Co., Ltd. Class A	4,300	6,861
YongXing Special Materials Technology Co., Ltd. Class A	800	10,657
Youdao, Inc. ADR (a)	4,596	24,726
Youngy Co., Ltd. Class A (a)	900	12,735
Yum China Holdings, Inc.	5,566	304,182
Zai Lab, Ltd. ADR (a)	436	13,385
Zhejiang Dingli Machinery Co., Ltd. Class A	500	3,458
Zhejiang HangKe Technology, Inc. Co. Class A	790	4,998
Zhejiang Supor Co., Ltd. Class A	600	4,289
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	1,500	11,946
Zhejiang Yongtai Technology Co., Ltd. Class A	1,400	4,417
Zijin Mining Group Co., Ltd. Class A	8,600	12,430
ZTO Express Cayman, Inc. ADR	2,154	57,878
		15,903,617
COLOMBIA — 0.0% (f)
Bancolombia SA ADR	941	26,856
Millicom International Cellular SA SDR (a)	1,170	14,839
		41,695
COSTA RICA — 0.0% (f)
Establishment Labs Holdings, Inc. (a)(b)	218	14,312
DENMARK — 0.7%
Ambu A/S Class B (a)	521	6,655
AP Moller - Maersk A/S Class B	176	394,543
Chemometec A/S (a)	560	55,495
Danske Bank A/S	9,190	181,087
DSV A/S	1,592	250,526
Novo Nordisk A/S Class B	15,567	2,095,603
Vestas Wind Systems A/S	3,142	91,133
Zealand Pharma A/S (a)	8,493	245,483
		3,320,525
EGYPT — 0.0% (f)
Cleopatra Hospital (a)	75,478	16,221
FINLAND — 0.4%
Anora Group Oyj (b)	481	3,778
Security Description	Shares	Value
Fortum Oyj	7,151	$118,600
Metso Outotec Oyj	18,340	188,139
Musti Group Oyj	1,913	31,870
Nokia Oyj	44,351	204,812
Nordea Bank Abp (e)	29,733	318,689
Nordea Bank Abp (e)	517	5,534
Sampo Oyj Class A	5,022	261,662
Talenom Oyj (b)	776	7,537
UPM-Kymmene Oyj	16,324	608,543
Valmet Oyj	2,237	60,068
Wartsila OYJ Abp	14,537	122,069
		1,931,301
FRANCE — 2.6%
AB Science SA (a)	3,223	24,388
Accor SA (a)	8,971	223,560
Air Liquide SA	1,280	180,869
Airbus SE	3,651	432,592
Alstom SA (b)	8,760	213,347
AXA SA	17,238	479,340
BNP Paribas SA	9,167	520,970
Bouygues SA (b)	5,230	156,511
Capgemini SE	5,686	946,364
Carrefour SA	11,818	197,263
CGG SA (a)	12,934	8,346
Credit Agricole SA	19,941	209,223
Danone SA	5,339	280,515
Engie SA	8,788	125,566
EssilorLuxottica SA	4,149	749,221
Euroapi SA (a)	348	5,144
Faurecia SE (a)	152	2,296
Fnac Darty SA	4,388	161,286
Hermes International	18	27,759
Kering SA	1,058	536,911
L'Oreal SA	2,031	723,106
LVMH Moet Hennessy Louis Vuitton SE	1,697	1,231,382
Orange SA	25,113	248,748
Pernod Ricard SA	2,444	479,286
Publicis Groupe SA	5,110	324,055
Renault SA (a)	6,080	202,940
Sanofi	8,018	768,779
Societe Generale SA	8,047	201,650
Sodexo SA	5,119	488,852
Technip Energies NV	1,117	17,488
TotalEnergies SE	15,232	953,435
Unibail-Rodamco-Westfield CDI (a)(e)	11,633	30,451
Unibail-Rodamco-Westfield REIT (a)(e)	1,646	85,428
Valneva SE (a)	1,349	8,961
Veolia Environnement SA	18,332	469,556
Vinci SA	7,492	745,931
Vivendi SE	18,927	180,061
Voltalia SA (a)(b)	1,278	23,269
		12,664,849

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
GEORGIA — 0.0% (f)
TBC Bank Group PLC	3,086	$84,266
GERMANY — 2.0%
adidas AG	3,213	437,070
AIXTRON SE	2,654	76,392
Allianz SE	3,690	791,175
BASF SE	6,628	328,150
Bayer AG	8,556	441,274
Commerzbank AG (a)	5,995	56,534
CompuGroup Medical SE & Co. KgaA	9,718	373,168
CropEnergies AG	3,755	52,178
Daimler Truck Holding AG (a)	4,597	142,008
Datagroup SE	419	28,172
Deutsche Bank AG	12,192	137,770
Deutsche Boerse AG	3,182	548,113
Deutsche Lufthansa AG (a)	39,092	323,963
Deutsche Post AG	15,818	593,900
Deutsche Telekom AG	26,110	519,364
E.ON SE	16,364	163,013
Eckert & Ziegler Strahlen- und Medizintechnik AG	254	12,578
Elmos Semiconductor SE	1,477	84,491
Encavis AG	1,496	29,513
Flatex DEGIRO AG (a)	3,070	20,727
Fresenius Medical Care AG & Co. KGaA	1,608	52,462
HelloFresh SE (a)	2,225	48,751
Mercedes-Benz Group AG	9,089	595,594
Merck KGaA	2,724	525,910
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,984	643,697
Puma SE	854	51,678
RWE AG	5,463	242,486
Salzgitter AG	5,450	165,887
SAP SE	8,035	826,578
Siemens AG	6,511	900,851
Siemens Energy AG (a)	3,243	60,829
Thyssenkrupp AG	10,245	62,280
VERBIO Vereinigte BioEnergie AG	2,276	147,201
Volkswagen AG	1,212	190,986
Volkswagen AG Preference Shares	1,331	165,376
		9,840,119
GHANA — 0.0% (f)
Kosmos Energy, Ltd. (a)	20,631	131,213
Tullow Oil PLC (a)(b)	4,286	1,904
		133,117
GREECE — 0.0% (f)
Piraeus Financial Holdings SA (a)	3,441	5,281
HONG KONG — 0.9%
AIA Group, Ltd.	91,400	1,016,473
Security Description	Shares	Value
Apollo Future Mobility Group, Ltd. (a)(b)	288,000	$8,893
Bank of East Asia, Ltd.	59,197	71,750
Citychamp Watch & Jewellery Group, Ltd. (a)	34,000	5,314
CK Asset Holdings, Ltd.	50,270	309,480
C-Mer Eye Care Holdings, Ltd. (a)(b)	26,000	16,323
Cosmopolitan International Holdings, Ltd. (a)	86,000	18,181
Cowell e Holdings, Inc. (a)	1,000	1,391
Hang Lung Properties, Ltd.	98,000	191,606
Henderson Land Development Co., Ltd.	18,910	66,022
Hong Kong Exchanges & Clearing, Ltd.	10,868	469,534
Hong Kong Technology Venture Co., Ltd. (b)	27,000	18,576
Joy Spreader Group, Inc. (a)(b)	51,000	14,049
Link REIT	51,942	381,332
Melco International Development, Ltd. (a)	4,000	4,336
Melco Resorts & Entertainment, Ltd. ADR (a)	420	4,830
New World Development Co., Ltd.	32,383	91,279
Prudential PLC	27,066	367,088
Sa Sa International Holdings, Ltd. (a)(b)	26,000	6,063
Sino Biopharmaceutical, Ltd.	83,500	48,891
Stella International Holdings, Ltd.	14,000	13,184
Sun Hung Kai Properties, Ltd.	87,253	1,193,937
Super Hi International Holding, Ltd. (a)(b)	200	255
Swire Pacific, Ltd. Class A	8,500	74,818
Techtronic Industries Co., Ltd.	500	5,580
Vitasoy International Holdings, Ltd.	8,000	16,461
Viva China Holdings, Ltd. (a)(b)	56,000	8,036
Yue Yuen Industrial Holdings, Ltd.	3,000	4,213
		4,427,895
HUNGARY — 0.1%
MOL Hungarian Oil & Gas PLC	9,872	68,459
Richter Gedeon Nyrt	10,060	222,533
		290,992
INDIA — 1.8%
Aarti Drugs, Ltd.	6,958	38,697
Aavas Financiers, Ltd. (a)	873	19,478
Adani Green Energy, Ltd. (a)	2,251	52,562
Adani Power, Ltd. (a)	5,441	19,701
Adani Total Gas, Ltd.	998	44,548
Adani Transmission, Ltd. (a)	1,439	45,037
Advanced Enzyme Technologies, Ltd.	17,002	57,708

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Affle India, Ltd. (a)	585	$7,656
Akzo Nobel India, Ltd.	1,472	39,492
Alkyl Amines Chemicals	6,983	224,675
Alok Industries, Ltd. (a)	48,772	9,167
Amber Enterprises India, Ltd. (a)	3,128	71,510
APL Apollo Tubes, Ltd.	3,534	46,647
Aptus Value Housing Finance India, Ltd.	6,283	23,072
AstraZeneca Pharma India, Ltd.	414	16,500
Axis Bank, Ltd.	695	7,844
Bayer CropScience, Ltd.	94	5,610
Birlasoft, Ltd.	24,556	88,675
Blue Star, Ltd.	428	6,206
Brightcom Group, Ltd.	57,692	20,502
Can Fin Homes, Ltd.	7,981	51,616
Cartrade Tech, Ltd. (a)	732	4,147
CE Info Systems, Ltd.	406	5,107
Central Depository Services India, Ltd.	5,812	78,353
Cera Sanitaryware, Ltd.	89	5,602
Chemplast Sanmar, Ltd. (a)	3,041	16,896
City Union Bank, Ltd.	14,020	30,572
Dhani Services, Ltd. (a)	11,939	5,975
Dilip Buildcon, Ltd. (c)	1,485	3,895
Dixon Technologies India, Ltd.	5,737	270,769
Dr Reddy's Laboratories, Ltd. ADR	11,223	580,790
Easy Trip Planners, Ltd. (a)	10,496	6,686
EPL ,Ltd.	24,658	50,863
Equitas Small Finance Bank, Ltd. (a)(c)	53,647	37,838
Fineotex Chemical, Ltd.	1,225	3,741
Galaxy Surfactants, Ltd.	148	4,398
Garware Technical Fibres, Ltd.	1,296	48,810
Godawari Power and Ispat, Ltd.	2,220	10,011
Godfrey Phillips India, Ltd.	2,871	68,667
Granules India, Ltd.	12,692	48,909
Graphite India, Ltd.	914	4,125
Gujarat Pipavav Port, Ltd.	4,998	6,081
HEG, Ltd.	1,077	13,413
HeidelbergCement India, Ltd.	14,897	33,763
HFCL, Ltd.	5,208	4,640
Himadri Speciality Chemical, Ltd.	7,143	8,703
Hindustan Copper, Ltd.	11,692	15,489
Home First Finance Co. India, Ltd. (a)(c)	4,074	36,030
Housing Development Finance Corp., Ltd.	13,084	417,144
ICICI Bank, Ltd. ADR	39,418	862,860
IIFL Finance, Ltd.	1,210	7,038
Indiabulls Housing Finance, Ltd. (a)	21,688	40,555
IndiaMart InterMesh, Ltd. (c)	805	42,031
Security Description	Shares	Value
Indigo Paints, Ltd.	3,350	$52,746
Indo Count Industries, Ltd.	6,267	10,192
Infibeam Avenues, Ltd.	22,068	4,428
Infosys, Ltd. ADR	50,538	910,189
Inox Leisure, Ltd. (a)	1,778	10,737
Jaiprakash Power Ventures, Ltd. (a)	272,093	24,831
JB Chemicals & Pharmaceuticals, Ltd.	3,514	82,594
Johnson Controls-Hitachi Air Conditioning India, Ltd. (a)	3,670	48,937
Jubilant Ingrevia, Ltd.	1,626	10,388
Just Dial, Ltd. (a)	1,174	8,527
Jyothy Labs, Ltd.	15,574	38,563
Karur Vysya Bank, Ltd.	32,277	44,184
Kaveri Seed Co., Ltd.	743	4,641
Larsen & Toubro, Ltd. GDR	16,815	425,419
Laurus Labs, Ltd. (c)	16,778	76,102
LIC Housing Finance, Ltd.	6,323	31,653
Mahindra & Mahindra, Ltd. GDR	13,036	196,192
Mahindra Lifespace Developers, Ltd.	1,027	4,517
Navin Fluorine International, Ltd.	1,638	80,568
Nazara Technologies, Ltd. (a)	2,536	17,801
NESCO, Ltd.	6,383	47,084
Network18 Media & Investments, Ltd. (a)	29,701	23,731
NOCIL, Ltd.	7,812	22,002
Olectra Greentech, Ltd.	2,967	17,751
Orient Electric, Ltd.	3,896	12,414
Paisalo Digital, Ltd.	6,988	6,517
PNB Housing Finance, Ltd. (a)(c)	4,463	28,783
PNC Infratech, Ltd.	1,640	5,716
Poly Medicure, Ltd.	940	10,202
Prism Johnson, Ltd. (a)	12,202	15,391
Procter & Gamble Health, Ltd.	67	3,201
Quess Corp., Ltd. (c)	3,669	18,265
Radico Khaitan, Ltd.	1,092	13,363
Rallis India, Ltd.	15,593	45,678
Ramco Cements, Ltd.	537	4,545
Ratnamani Metals & Tubes, Ltd.	2,948	69,702
RattanIndia Infrastructure, Ltd. (a)	79,098	40,443
RBL Bank, Ltd. (a)(c)	9,073	19,675
Reliance Industries, Ltd. GDR (c)	13,360	821,640
Reliance Industries, Ltd.	9,802	301,797
Reliance Infrastructure, Ltd. (a)	2,762	4,597
Reliance Power, Ltd. (a)	132,490	22,981
Restaurant Brands Asia, Ltd. (a)	5,892	7,959
Rossari Biotech, Ltd.	3,817	33,549
Sapphire Foods India, Ltd. (a)	450	7,274

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Saregama India, Ltd.	1,082	$5,041
Sharda Cropchem, Ltd.	1,050	6,536
Shree Renuka Sugars, Ltd. (a)	35,223	24,758
State Bank of India GDR	7,487	555,535
Sumitomo Chemical India, Ltd.	1,002	5,913
Sun Pharma Advanced Research Co., Ltd. (a)	3,440	8,674
Supreme Industries, Ltd.	448	13,268
Suzlon Energy, Ltd. (a)	42,866	5,492
Symphony, Ltd.	2,518	27,542
Tanla Platforms, Ltd.	10,367	89,529
Tata Motors, Ltd. ADR (a)	10,703	247,346
Tata Teleservices Maharashtra, Ltd. (a)	11,807	13,237
TeamLease Services, Ltd. (a)	1,075	32,779
Thyrocare Technologies, Ltd. (c)	1,528	11,426
TV18 Broadcast, Ltd. (a)	26,275	11,767
Usha Martin, Ltd.	5,420	11,282
Vaibhav Global, Ltd.	9,961	37,434
Vakrangee, Ltd.	12,719	4,266
V-Guard Industries, Ltd.	10,479	33,110
VIP Industries, Ltd.	694	5,605
Vodafone Idea, Ltd. (a)	316,992	30,270
Whirlpool of India, Ltd.	258	4,669
Wipro, Ltd. ADR (b)	63,617	296,455
Yes Bank, Ltd. (a)	27,213	6,776
		8,846,983
INDONESIA — 0.3%
Astra International Tbk PT	273,500	100,141
Bank Central Asia Tbk PT	1,175,200	645,445
Bank Mandiri Persero Tbk PT	359,300	229,070
Bank Rakyat Indonesia Persero Tbk PT	924,699	293,433
Berkah Beton Sadaya Tbk PT	92,810	4,412
Digital Mediatama Maxima Tbk PT (a)	41,900	2,665
Gudang Garam Tbk PT	20,300	23,472
Nickel Industries, Ltd. (b)	5,385	3,542
Telkom Indonesia Persero Tbk PT	1,067,800	257,218
		1,559,398
IRELAND — 0.1%
Cairn Homes PLC	127,900	118,483
CRH PLC	8,989	355,056
Flutter Entertainment PLC (a)(b)	99	13,503
Glenveagh Properties PLC (a)(c)	17,886	16,149
Keywords Studios PLC	639	20,938
Prothena Corp. PLC (a)	2,967	178,762
		702,891
ISRAEL — 0.3%
Bank Hapoalim BM	36,996	332,581
Bank Leumi Le-Israel BM	102,720	853,259
Security Description	Shares	Value
Isracard, Ltd.	1,843	$5,337
Nano Dimension, Ltd. ADR (a)(b)	5,651	12,997
Nano-X Imaging, Ltd. (a)(b)	1,779	13,129
NEOGAMES SA (a)	615	7,497
Taboola.com, Ltd. (a)(b)	3,150	9,702
Teva Pharmaceutical Industries, Ltd. ADR (a)	5,663	51,646
Tremor International, Ltd. (a)	1,493	4,770
		1,290,918
ITALY — 0.4%
Assicurazioni Generali SpA	15,504	274,922
Enel SpA	68,315	366,733
Eni SpA	23,536	333,728
Ferrari NV	1,264	270,070
Intesa Sanpaolo SpA ADR	123,249	273,335
Italgas SpA	6,389	35,389
Iveco Group NV (a)	1,523	9,034
MFE-MediaForEurope NV Class A (b)	60,605	23,376
MFE-MediaForEurope NV Class B (b)	60,607	36,319
Saipem SpA (a)(b)	113	136
Snam SpA	27,825	134,435
Telecom Italia SpA (a)(b)	287,989	66,481
UniCredit SpA	16,359	231,718
		2,055,676
JAPAN — 6.1%
Advantest Corp.	200	12,854
Airtrip Corp. (b)	800	14,806
Aisin Corp.	1,700	45,481
Arcland Service Holdings Co., Ltd. (b)	1,300	21,282
Asahi Group Holdings, Ltd. (b)	1,700	53,070
Asahi Kasei Corp.	53,500	381,711
Asics Corp.	500	11,042
Astellas Pharma, Inc.	21,300	323,911
BayCurrent Consulting, Inc.	3,000	93,562
Bengo4.com, Inc. (a)(b)	500	9,837
Bridgestone Corp. (b)	1,700	60,440
Bushiroad, Inc. (b)	2,400	12,187
Canon, Inc. (b)	1,700	36,791
Cellebrite DI, Ltd. (a)(b)	3,780	16,481
Cellsource Co., Ltd. (a)(b)	1,200	36,424
Change, Inc. (b)	4,000	65,967
Comture Corp. (b)	400	7,285
Credit Saison Co., Ltd.	11,100	143,098
Curves Holdings Co., Ltd.	3,000	19,690
CYBERDYNE, Inc. (a)(b)	8,900	20,303
Cybozu, Inc. (b)	9,900	181,876
Daiichi Sankyo Co., Ltd.	23,500	756,944
Daikin Industries, Ltd.	1,700	260,260
Daiwa Securities Group, Inc.	51,800	228,879
Demae-Can Co., Ltd. (a)(b)	400	1,304
Denso Corp.	10,100	500,312

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Digital Arts, Inc.	100	$4,221
Dip Corp.	600	17,234
Direct Marketing MiX, Inc. (b)	2,100	24,701
eGuarantee, Inc.	900	16,664
Eisai Co., Ltd.	1,700	112,144
Elan Corp. (b)	4,200	29,858
EM Systems Co., Ltd. (b)	16,600	102,409
en japan, Inc.	200	3,674
ENEOS Holdings, Inc.	20,700	70,284
eRex Co., Ltd. (b)	800	13,169
euglena Co., Ltd. (a)(b)	1,700	12,626
Financial Partners Group Co., Ltd. (b)	1,700	14,340
Freee KK (a)(b)	300	6,657
FUJIFILM Holdings Corp.	11,000	552,313
Fujio Food Group, Inc. (b)	2,000	20,145
Fujitsu, Ltd.	1,700	226,954
Fukui Computer Holdings, Inc.	300	6,007
FULLCAST Holdings Co., Ltd. (b)	1,400	29,964
GMO Financial Gate, Inc.	100	11,550
GMO GlobalSign Holdings KK (b)	700	21,831
GNI Group, Ltd. (a)(b)	2,700	28,505
Hitachi, Ltd.	10,100	512,176
Hokuhoku Financial Group, Inc.	10,000	74,046
Honda Motor Co., Ltd.	10,000	229,793
Hoya Corp.	8,700	837,724
Insource Co., Ltd.	4,000	47,141
Internet Initiative Japan, Inc.	400	7,427
IR Japan Holdings, Ltd. (b)	1,200	16,434
Ito En, Ltd.	100	3,630
ITOCHU Corp. (b)	9,200	289,084
Japan Elevator Service Holdings Co., Ltd.	400	5,014
Japan Tobacco, Inc. (b)	9,100	183,524
JFE Holdings, Inc.	11,100	129,217
JMDC, Inc.	800	22,919
JSR Corp. (b)	10,100	198,104
JTOWER, Inc. (a)(b)	700	32,256
Kajima Corp.	21,200	246,794
Kamigumi Co., Ltd.	28,300	576,317
Kansai Electric Power Co., Inc.	10,000	96,934
Kao Corp. (b)	1,700	67,706
Kappa Create Co., Ltd. (a)(b)	1,900	19,814
KDDI Corp.	32,300	974,790
KeePer Technical Laboratory Co., Ltd. (b)	1,100	29,846
Keyence Corp.	1,200	467,649
KFC Holdings Japan, Ltd.	200	4,178
Kobe Steel, Ltd.	9,700	47,197
Komatsu, Ltd.	10,000	217,970
Konica Minolta, Inc. (b)	20,900	83,476
Koshidaka Holdings Co., Ltd. (b)	1,500	11,277
Kyocera Corp.	21,500	1,067,627
Security Description	Shares	Value
Lasertec Corp.	200	$32,961
Leopalace21 Corp. (a)(b)	9,300	20,511
Link & Motivation, Inc. (b)	3,100	15,154
LITALICO, Inc.	300	5,248
M&A Capital Partners Co., Ltd. (a)	400	13,991
M3, Inc.	1,000	27,117
Makita Corp.	10,100	235,765
Management Solutions Co., Ltd. (b)	1,300	32,711
Marubeni Corp.	52,200	599,363
Marui Group Co., Ltd.	21,200	350,428
Mebuki Financial Group, Inc.	51,900	131,377
Medley, Inc. (a)(b)	2,400	71,484
Menicon Co., Ltd.	2,200	46,319
Midac Holdings Co., Ltd.	300	5,843
Mirai Corp. REIT	323	110,649
Mitsubishi Chemical Group Corp.	21,000	108,975
Mitsubishi Corp.	10,000	324,605
Mitsubishi Electric Corp.	53,400	531,592
Mitsubishi UFJ Financial Group, Inc.	95,200	641,425
Mitsui & Co., Ltd.	10,000	292,016
Mitsuuroko Group Holdings Co., Ltd. (b)	1,500	12,937
Money Forward, Inc. (a)(b)	1,000	30,846
Monogatari Corp. (b)	600	29,740
MS&AD Insurance Group Holdings, Inc.	10,000	320,133
Murata Manufacturing Co., Ltd.	21,500	1,073,493
NEC Corp.	200	7,026
Nexon Co., Ltd.	300	6,735
Nidec Corp.	100	5,183
Nihon M&A Center Holdings, Inc.	2,500	30,865
Nintendo Co., Ltd.	8,000	335,412
Nippon Paint Holdings Co., Ltd. (b)	1,800	14,174
Nippon Steel Corp.	19,300	335,258
Nissan Motor Co., Ltd.	20,900	66,227
Nitto Denko Corp.	1,700	98,564
Nomura Holdings, Inc.	53,800	199,225
NTT Data Corp.	21,200	310,420
Obayashi Corp.	52,000	393,315
Oisix ra daichi, Inc. (a)(b)	1,700	28,783
Olympus Corp.	2,100	37,434
One REIT, Inc.	13	24,769
Open Door, Inc. (a)(b)	700	9,406
Oriental Land Co., Ltd.	300	43,564
ORIX Corp.	21,000	337,175
Osaka Gas Co., Ltd.	11,100	179,188
Osaka Organic Chemical Industry, Ltd.	200	2,894
Outsourcing, Inc. (b)	1,500	10,777
Panasonic Holdings Corp. (b)	31,000	260,908
PeptiDream, Inc. (a)	300	4,722

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pharma Foods International Co., Ltd. (b)	1,400	$14,027
PKSHA Technology, Inc. (a)(b)	700	8,801
Plus Alpha Consulting Co., Ltd.	400	8,246
Raksul, Inc. (a)(b)	700	17,613
Rakus Co., Ltd.	1,200	14,406
Recruit Holdings Co., Ltd.	6,800	215,268
RENOVA, Inc. (a)(b)	1,100	19,667
Resona Holdings, Inc.	32,500	178,135
Riso Kyoiku Co., Ltd.	9,300	25,797
Rohm Co., Ltd.	1,700	122,786
Rorze Corp. (b)	500	26,943
Round One Corp.	1,500	5,457
RS Technologies Co., Ltd.	1,400	37,614
Samty Residential Investment Corp. REIT (b)	209	183,268
Sansan, Inc. (a)	600	5,802
Secom Co., Ltd.	1,700	97,185
Septeni Holdings Co., Ltd. (b)	1,100	2,868
Seven & i Holdings Co., Ltd.	1,700	72,924
SHIFT, Inc. (a)(b)	400	70,757
Shin-Etsu Chemical Co., Ltd.	1,700	209,045
SMS Co., Ltd.	900	22,885
SoftBank Group Corp.	15,400	658,741
Sompo Holdings, Inc.	10,100	448,566
Sony Group Corp.	15,300	1,163,633
Sosei Group Corp. (a)(b)	400	6,482
S-Pool, Inc.	9,300	60,898
SRE Holdings Corp. (a)(b)	900	22,578
Starts Proceed Investment Corp. REIT	7	12,568
Strike Co., Ltd.	600	20,418
Sumitomo Chemical Co., Ltd.	51,500	185,009
Sumitomo Corp.	11,100	184,741
Sumitomo Electric Industries, Ltd.	10,100	115,165
Sumitomo Mitsui Financial Group, Inc.	10,100	405,393
Sumitomo Mitsui Trust Holdings, Inc.	1,700	59,113
Suruga Bank, Ltd.	1,700	5,450
T&D Holdings, Inc.	20,800	299,834
Takara Holdings, Inc.	1,300	10,296
Takeda Pharmaceutical Co., Ltd.	1,700	52,967
Tama Home Co., Ltd.	3,300	62,726
TDK Corp.	4,100	134,704
TechMatrix Corp.	1,000	13,938
Teijin, Ltd.	11,100	108,354
Terumo Corp.	21,200	601,881
TKP Corp. (a)	1,400	30,505
Toho Titanium Co., Ltd. (b)	1,600	33,832
Tokio Marine Holdings, Inc.	32,200	690,026
Tokyo Electron, Ltd.	1,700	500,936
Tokyu Corp.	29,800	375,591
TOPPAN, INC.	21,300	315,436
Toridoll Holdings Corp.	700	14,329
Security Description	Shares	Value
Toshiba Corp.	1,700	$59,306
Tosho Co., Ltd.	1,600	13,630
Toyo Gosei Co., Ltd. (b)	600	32,832
Toyota Motor Corp.	106,500	1,462,968
Toyota Tsusho Corp.	11,000	407,253
Tri Chemical Laboratories, Inc. (b)	1,200	18,080
UT Group Co., Ltd.	700	11,990
ValueCommerce Co., Ltd. (b)	1,000	13,748
Vector, Inc. (b)	3,600	36,506
Vision, Inc. (a)(b)	2,400	25,520
Visional, Inc. (a)(b)	200	13,218
WDB Holdings Co., Ltd.	2,100	35,317
WealthNavi, Inc. (a)(b)	600	6,148
Weathernews, Inc.	300	16,257
West Holdings Corp. (b)	2,210	73,530
West Japan Railway Co.	1,700	73,813
W-Scope Corp. (a)(b)	400	4,023
Yamada Holdings Co., Ltd.	20,800	73,619
Yamaha Corp.	19,600	730,850
YA-MAN, Ltd. (b)	2,900	31,628
Yokowo Co., Ltd.	400	6,551
Zuken, Inc.	400	9,231
		30,057,440
KUWAIT — 0.0% (f)
Al Ahli Bank of Kuwait KSCP	36,171	38,293
Gulf Cables & Electrical Industries Group Co. KSCP	1,303	5,173
Jazeera Airways Co. KSCP	6,081	37,752
National Investments Co. KSCP	20,312	15,729
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	23,369	14,355
Warba Bank KSCP (a)	45,116	34,642
		145,944
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (a)	14,365	54,802
LUXEMBOURG — 0.0% (f)
ArcelorMittal SA	6,246	163,818
MACAU — 0.0% (f)
MGM China Holdings, Ltd. (a)(b)	11,600	12,782
Sands China, Ltd. (a)	38,800	128,754
		141,536
MALAYSIA — 0.1%
Carlsberg Brewery Malaysia Bhd Class B	16,200	84,144
CIMB Group Holdings Bhd	48,844	64,312
CTOS Digital Bhd	64,600	20,825
Dagang NeXchange Bhd	62,200	7,201
DRB-Hicom Bhd	76,000	27,605
Fraser & Neave Holdings Bhd	10,100	49,480

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Frontken Corp. Bhd	58,300	$40,764
Greatech Technology Bhd (a)	7,100	7,801
Hartalega Holdings Bhd (a)	2,800	1,081
Heineken Malaysia Bhd	9,100	52,059
Hong Seng Consolidated Bhd (a)	25,600	1,279
Kossan Rubber Industries Bhd (a)	12,400	3,096
Malayan Banking Bhd	25,804	50,964
Mega First Corp. BHD	38,000	28,640
Pentamaster Corp. Bhd	18,050	18,152
Public Bank Bhd	107,200	105,131
Supermax Corp. Bhd	44,220	8,734
Tenaga Nasional Bhd	18,700	40,881
Top Glove Corp. Bhd (a)	37,300	7,663
		619,812
MEXICO — 0.3%
America Movil SAB de CV Series L	418,168	379,387
Cemex SAB de CV Series CPO (a)	193,501	78,246
Fomento Economico Mexicano SAB de CV	42,987	334,481
Grupo Financiero Banorte SAB de CV Series O	41,362	296,961
Grupo Mexico SAB de CV Class B	68,821	241,596
Grupo Televisa SAB Series CPO	36,557	33,242
Industrias Penoles SAB de CV (a)	1,930	23,736
Sitios Latinoamerica SAB de CV (a)	20,907	10,031
TF Administradora Industrial S de Real de CV REIT	21,630	31,090
		1,428,770
NETHERLANDS — 1.4%
Adyen NV (a)(c)	74	101,753
Akzo Nobel NV	3,530	235,688
Alfen Beheer B.V. (a)(b)(c)	833	74,856
ASML Holding NV (b)	3,784	2,034,582
Fastned B.V. CVA (a)(b)	900	36,884
Heineken NV	2,897	271,709
ING Groep NV	29,695	360,908
Koninklijke Ahold Delhaize NV	16,069	460,296
Koninklijke DSM NV	5,657	690,079
Koninklijke KPN NV	2,554	7,878
Koninklijke Philips NV	13,827	206,655
Meltwater NV (a)(b)	6,321	8,733
Pharming Group NV (a)(b)	22,926	26,523
Shell PLC	63,874	1,787,160
Shop Apotheke Europe NV (a)(c)	168	7,909
Universal Music Group NV (b)	21,274	511,082
Security Description	Shares	Value
Wolters Kluwer NV	2,286	$238,508
		7,061,203
NEW ZEALAND — 0.0% (f)
Pushpay Holdings, Ltd. (a)	23,259	18,829
NORWAY — 0.3%
Aker Carbon Capture ASA (a)	5,091	5,974
Crayon Group Holding ASA (a)(b)(c)	15,565	158,162
DNB Bank ASA	20,228	399,283
FLEX LNG, Ltd.	2,788	90,792
FREYR Battery SA (a)(b)	1,987	17,247
Frontline, Ltd. (b)	1,829	21,834
Hexagon Purus ASA (a)(b)	5,364	11,272
Kahoot! ASA (a)(b)	18,817	37,124
Norsk Hydro ASA	56,015	416,914
Telenor ASA	16,579	154,161
		1,312,763
PERU — 0.0% (f)
Cia de Minas Buenaventura SAA ADR (b)	432	3,218
PHILIPPINES — 0.0% (f)
ACEN Corp.	62,000	8,478
PLDT, Inc. ADR (b)	1,624	37,027
TaskUS, Inc. Class A (a)(b)	335	5,661
		51,166
POLAND — 0.0% (f)
CCC SA (a)	357	3,489
Jastrzebska Spolka Weglowa SA (a)	478	6,338
LiveChat Software SA	215	5,245
Polski Koncern Naftowy ORLEN SA	1,956	28,647
Powszechna Kasa Oszczednosci Bank Polski SA	6,723	46,427
		90,146
RUSSIA — 0.0%
Gazprom PJSC (d)	81,484	—
LUKOIL PJSC (d)	3,048	—
MMC Norilsk Nickel PJSC ADR (d)	827	—
Mobile TeleSystems PJSC ADR (a)(d)	9,679	—
Sberbank of Russia PJSC (a)(d)	79,092	—
Surgutneftegas PJSC Preference Shares ADR (a)(d)	492	—
Tatneft PJSC ADR (a)(d)	4,676	—
		—
SAUDI ARABIA — 0.4%
ACWA Power Co.	568	22,974

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Al Jouf Agricultural Development Co.	4,018	$47,472
Al Rajhi Bank (a)	2,016	40,341
Al Rajhi Co. for Co-operative Insurance (a)	1,274	30,341
Alamar Foods	701	25,891
Aldrees Petroleum & Transport Services Co.	15,478	306,430
AlKhorayef Water & Power Technologies Co.	2,181	80,902
Alujain Corp.	355	3,519
Amlak International Finance Co.	49,414	196,446
Astra Industrial Group	479	6,590
Bank AlBilad (a)	1,219	14,418
City Cement Co.	8,826	46,972
Delivery Hero SE (a)(c)	43	2,055
Dur Hospitality Co. (a)	13,083	68,444
Eastern Province Cement Co.	1,074	11,503
Etihad Etisalat Co.	2,662	24,615
Fawaz Abdulaziz Al Hokair & Co. (a)	648	2,669
Halwani Brothers Co.	8,102	95,508
Herfy Food Services Co. (a)	3,062	28,029
Jadwa REIT Saudi Fund	38,411	131,853
Leejam Sports Co. JSC	3,855	86,168
Maharah Human Resources Co.	2,207	30,245
Methanol Chemicals Co. (a)	596	4,012
Middle East Healthcare Co. (a)	591	4,002
Mobile Telecommunications Co. (a)	35,092	93,940
Najran Cement Co.	40,997	131,566
National Agriculture Development Co. (a)	3,117	16,937
National Co. for Learning & Education	349	6,343
National Gas & Industrialization Co.	909	12,530
National Medical Care Co.	737	14,493
Northern Region Cement Co.	13,401	38,441
Qassim Cement Co.	393	6,390
Riyad REIT Fund	19,395	50,991
Riyadh Cement Co.	575	4,866
Saudi Airlines Catering Co. (a)	281	5,608
Saudi Arabian Mining Co. (a)	4,104	70,657
Saudi Ceramic Co.	6,741	51,212
Saudi Co. For Hardware CJSC (a)	3,013	21,808
Saudi Fisheries Co. (a)	3,751	26,850
Saudi Ground Services Co. (a)	644	3,743
Saudi Industrial Services Co.	1,799	9,718
Saudi Pharmaceutical Industries & Medical Appliances Corp.	2,319	13,440
Saudi Research & Media Group (a)	900	43,587
Security Description	Shares	Value
Saudia Dairy & Foodstuff Co.	421	$24,198
Sinad Holding Co. (a)	12,390	33,497
Yamama Cement Co. (a)	9,035	64,913
		2,057,127
SINGAPORE — 0.3%
CapitaLand Integrated Commercial Trust REIT	16,797	25,549
Capitaland Investment, Ltd.	166,384	459,007
DBS Group Holdings, Ltd.	11,097	280,652
Grab Holdings, Ltd. Class A (a)	4,301	13,849
Nanofilm Technologies International, Ltd. (b)	4,300	4,456
Sea, Ltd. ADR (a)	2,304	119,877
Singapore Exchange, Ltd.	106,000	707,352
Singapore Telecommunications, Ltd.	51,800	99,259
TDCX, Inc. ADR (a)	1,139	14,101
		1,724,102
SOUTH AFRICA — 0.4%
Anglo American PLC	12,425	483,728
Discovery, Ltd. (a)	60,196	436,390
FirstRand, Ltd.	59,651	217,779
Gold Fields, Ltd.	10,133	104,903
Harmony Gold Mining Co., Ltd.	8,225	28,424
Impala Platinum Holdings, Ltd.	6,612	82,826
MTN Group, Ltd.	22,031	164,828
MultiChoice Group	2,456	16,923
Naspers, Ltd. Class N	1,266	210,145
Nedbank Group, Ltd.	2,301	28,748
Old Mutual, Ltd. (b)	13,539	8,290
Sanlam, Ltd.	55,189	158,026
Sasol, Ltd.	4,274	67,678
Standard Bank Group, Ltd.	14,250	140,523
Steinhoff International Holdings NV (a)(b)	84,272	2,526
		2,151,737
SOUTH KOREA — 1.2%
Advanced Nano Products Co., Ltd. (a)	410	25,129
Ahnlab, Inc. (a)	553	29,170
Alteogen, Inc. (a)	191	5,778
Ananti, Inc. (a)	1,433	7,570
Asiana Airlines, Inc. (a)	830	9,189
BH Co., Ltd.	3,200	56,813
Bioneer Corp. (a)	684	15,903
Cellivery Therapeutics, Inc. (a)	1,612	15,298
Celltrion Healthcare Co., Ltd.	626	28,713
Celltrion Pharm, Inc. (a)	120	6,349
Celltrion, Inc.	451	57,244
Chunbo Co., Ltd.	47	8,114
Cosmax, Inc. (a)	89	5,215
Cosmochemical Co., Ltd. (a)	287	4,664
CS Wind Corp.	111	6,039
Daejoo Electronic Materials Co., Ltd. (a)	75	4,211

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dentium Co., Ltd. (a)	108	$8,541
Devsisters Co., Ltd. (a)	779	34,437
Dongwon Systems Corp. (a)	127	4,078
Duk San Neolux Co., Ltd. (a)	2,240	69,264
Echo Marketing, Inc.	3,205	36,625
Ecopro BM Co., Ltd.	272	19,811
Ecopro Co., Ltd.	106	8,634
Ecopro HN Co., Ltd.	358	12,839
E-MART, Inc.	148	11,470
Foosung Co., Ltd. (a)	430	3,639
GC Cell Corp. (a)	1,694	63,165
GemVax & Kael Co., Ltd. (a)	2,136	20,017
GeneOne Life Science, Inc. (a)	3,306	18,667
Genexine, Inc. (a)	363	5,368
Hana Financial Group, Inc.	1,199	39,872
Hanall Biopharma Co., Ltd. (a)	726	10,220
Helixmith Co., Ltd. (a)	250	2,086
Hite Jinro Co., Ltd. (a)	1,031	20,832
HLB Life Science Co., Ltd. (a)	606	5,080
HLB, Inc. (a)	769	17,271
Huons Co., Ltd.	62	1,429
Hwaseung Enterprise Co., Ltd. (a)	1,034	7,548
HYBE Co., Ltd. (a)	215	29,500
Hyundai Bioscience Co., Ltd. (a)	460	9,968
Hyundai Electric & Energy System Co., Ltd.	334	11,226
Hyundai Mobis Co., Ltd.	779	123,519
Hyundai Motor Co.	1,702	203,244
Hyundai Steel Co. (a)	612	14,810
Hyundai Wia Corp. (a)	135	5,279
Iljin Hysolus Co., Ltd. (a)	480	11,331
Intellian Technologies, Inc.	407	21,887
JW Pharmaceutical Corp.	4,024	60,145
JYP Entertainment Corp. (a)	171	9,169
Kakao Corp.	287	12,052
KB Financial Group, Inc.	4,159	159,519
KG DONGBUSTEEL	608	3,553
Kia Corp. (a)	925	43,379
KMW Co., Ltd. (a)	230	4,820
Koh Young Technology, Inc. (a)	369	3,721
Kolmar BNH Co., Ltd. (a)	1,213	27,147
KoMiCo, Ltd. (a)	159	5,419
Korea Electric Power Corp. ADR (b)	3,421	29,557
Korea Shipbuilding & Offshore Engineering Co., Ltd.	299	16,718
KT&G Corp. (a)	1,258	91,030
Kum Yang Co., Ltd. (a)	718	13,571
L&C Bio Co., Ltd.	2,078	37,961
L&F Co., Ltd. (a)	85	11,663
LegoChem Biosciences, Inc. (a)	152	5,151
LG Chem, Ltd. Preference Shares (a)	2,056	451,198
LG Electronics, Inc. (a)	398	27,226
Security Description	Shares	Value
LG H&H Co., Ltd. (a)	217	$123,902
Lotte Chemical Corp. (a)	20	2,823
Lotte Tour Development Co., Ltd. (a)	1,061	12,125
MedPacto, Inc. (a)	539	9,484
Medytox, Inc.	56	5,669
Myoung Shin Industrial Co., Ltd. (a)	734	8,330
Namhae Chemical Corp. (a)	643	4,327
Naturecell Co., Ltd. (a)	3,591	43,308
NAVER Corp.	2,233	313,450
NEPES Corp. (a)	250	3,094
Nexon Games Co. Ltd. (a)	897	9,186
NEXTIN, Inc. (a)	560	22,077
NHN KCP Corp.	792	8,393
NICE Information Service Co., Ltd. (a)	3,097	29,880
NKMax Co., Ltd. (a)	762	8,256
Oscotec, Inc. (a)	1,174	16,062
Park Systems Corp.	96	8,647
PharmaResearch Co., Ltd.	173	9,563
Pharmicell Co., Ltd. (a)	1,098	9,812
POSCO Holdings, Inc. ADR	6,089	331,668
RFHIC Corp. (a)	251	4,456
S&S Tech Corp.	360	7,502
Sam Chun Dang Pharm Co., Ltd.	1,417	49,082
SAM KANG M&T Co., Ltd. (a)	1,782	28,326
Samsung C&T Corp. (a)	396	35,545
Samsung Electronics Co., Ltd. GDR	1,702	1,880,710
Samsung Engineering Co., Ltd. (a)	1,105	19,443
Samsung Fire & Marine Insurance Co., Ltd. (a)	218	34,480
Samsung Heavy Industries Co., Ltd. (a)	3,098	12,519
Samsung SDI Co., Ltd.	106	49,542
Samsung Securities Co., Ltd. (a)	857	21,315
Sang-A Frontec Co., Ltd.	253	5,422
Seegene, Inc.	396	8,518
SFA Semicon Co., Ltd. (a)	2,403	7,307
Shin Poong Pharmaceutical Co., Ltd. (a)	1,282	21,443
Shinhan Financial Group Co., Ltd.	4,119	114,661
SK Chemicals Co., Ltd.	133	7,699
SK Hynix, Inc.	6,234	369,751
SK Innovation Co., Ltd. (a)	246	29,960
SK, Inc.	267	39,907
Solus Advanced Materials Co, Ltd. (a)	318	7,544
Soulbrain Co., Ltd. (a)	26	4,480
Taihan Electric Wire Co., Ltd. (a)	3,788	4,479

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tokai Carbon Korea Co., Ltd. (a)	87	$6,509
Value Added Technology Co., Ltd. (a)	471	12,217
Vaxcell-Bio Therapeutics Co., Ltd. (a)	259	6,995
Webzen, Inc. (a)	309	3,727
Wemade Co., Ltd.	908	22,655
Wysiwyg Studios Co., Ltd. (a)	1,181	16,111
Youlchon Chemical Co., Ltd. (a)	497	14,326
Zinus, Inc. (a)	111	3,072
		5,979,814
SPAIN — 0.7%
Acciona SA	4,204	771,267
Acerinox SA	16,323	161,002
ACS Actividades de Construccion y Servicios SA (b)	17,136	489,580
Amadeus IT Group SA (a)	5,435	281,614
Banco Bilbao Vizcaya Argentaria SA	48,547	291,908
Banco Santander SA (b)	116,341	347,972
Distribuidora Internacional de Alimentacion SA (a)	633,184	8,582
Grenergy Renovables SA (a)(b)	196	5,799
Iberdrola SA	53,751	627,007
Industria de Diseno Textil SA	10,809	286,667
Repsol SA	9,336	147,963
Telefonica SA	45,660	164,953
		3,584,314
SWEDEN — 0.9%
Alleima AB (a)	3,184	11,740
Assa Abloy AB Class B	18,400	395,036
Atlas Copco AB Class B	59,474	634,153
Boozt AB (a)(b)(c)	5,221	60,280
Camurus AB (a)	2,136	51,783
Cellavision AB	169	3,714
Epiroc AB Class B	17,126	275,558
Evolution AB (c)	2,958	288,263
Fortnox AB	7,526	34,157
Industrivarden AB Class A	234	5,693
MIPS AB (b)	1,907	78,681
PowerCell Sweden AB (a)(b)	2,173	24,828
Sandvik AB	15,925	287,948
Securitas AB Class B	38,603	322,176
Sedana Medical AB (a)	20	36
Skandinaviska Enskilda Banken AB Class A	37,522	431,956
Skanska AB Class B	16,247	257,282
SKF AB Class B (b)	11,547	176,372
Stillfront Group AB (a)	15,932	26,789
Svenska Handelsbanken AB Class A	15,186	153,179
Tele2 AB Class B	11,349	92,692
Security Description	Shares	Value
Telefonaktiebolaget LM Ericsson Class B	30,345	$177,361
Telia Co. AB (b)	26,110	66,807
Volvo AB Class A	20,115	382,435
Xvivo Perfusion AB (a)	484	8,501
		4,247,420
SWITZERLAND — 2.1%
ABB, Ltd.	22,584	684,941
Accelleron Industries AG (a)	1,126	23,300
Adecco Group AG	4,386	144,398
Alcon, Inc.	2,975	203,157
Basilea Pharmaceutica AG (a)	553	27,375
Cie Financiere Richemont SA Class A	6,103	790,910
Credit Suisse Group AG	24,529	73,279
Geberit AG	1,697	798,793
Givaudan SA	212	649,153
Gurit Holding AG Class BR (b)	149	14,494
Holcim AG	4,389	227,135
Kuehne + Nagel International AG	2,023	470,546
Meyer Burger Technology AG (a)(b)	17,968	10,400
Novartis AG	14,555	1,315,016
Roche Holding AG	5,450	1,711,225
Sensirion Holding AG (a)(c)	297	31,459
SGS SA	211	490,326
Swatch Group AG Bearer Shares	642	182,497
Swiss Steel Holding AG (a)(b)	15,580	3,486
TE Connectivity, Ltd.	10,818	1,241,906
UBS Group AG	32,194	598,679
Vetropack Holding AG	87	3,395
Zurich Insurance Group AG	1,050	501,962
		10,197,832
TAIWAN — 1.6%
Actron Technology Corp.	3,000	15,959
Adimmune Corp. (a)	16,000	18,532
Advanced Energy Solution Holding Co., Ltd.	1,000	20,920
Advanced Wireless Semiconductor Co.	3,000	6,647
Alchip Technologies, Ltd.	5,000	128,191
Allied Supreme Corp.	1,000	10,444
Amazing Microelectronic Corp.	8,000	21,916
Andes Technology Corp.	4,000	64,746
AP Memory Technology Corp.	4,000	21,474
Asia Pacific Telecom Co., Ltd. (a)	80,000	15,877
AUO Corp.	35,806	173,301
AURAS Technology Co., Ltd.	2,000	9,631
Bank of Kaohsiung Co., Ltd.	77,250	31,292
Bizlink Holding, Inc.	1,000	7,695
Career Technology MFG. Co., Ltd. (a)	12,729	9,774

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Century Iron & Steel Industrial Co., Ltd.	4,000	$11,531
Chailease Holding Co., Ltd.	4,000	28,241
Charoen Pokphand Enterprise	5,500	14,011
Chief Telecom, Inc.	3,000	27,428
Chun Yuan Steel Industry Co., Ltd.	20,000	10,379
Chunghwa Telecom Co., Ltd. ADR	14,679	537,105
CTBC Financial Holding Co., Ltd.	132,000	94,913
Darfon Electronics Corp.	8,000	9,839
E Ink Holdings, Inc.	4,000	20,953
EirGenix, Inc. (a)	16,000	64,030
Elite Semiconductor Microelectronics Technology, Inc.	11,000	23,263
Episil Technologies, Inc.	17,090	47,041
Episil-Precision, Inc.	2,017	4,607
Ever Supreme Bio Technology Co., Ltd.	6,500	46,632
Evergreen Marine Corp. Taiwan, Ltd. (a)	1,600	8,485
Everlight Chemical Industrial Corp.	23,000	13,844
Faraday Technology Corp.	12,000	55,636
Fitipower Integrated Technology, Inc.	16,353	61,452
FocalTech Systems Co., Ltd.	28,000	53,385
Formosa Chemicals & Fibre Corp.	11,000	25,231
Formosa Plastics Corp.	14,000	39,537
Fulgent Sun International Holding Co., Ltd.	5,000	24,727
Genius Electronic Optical Co., Ltd.	1,079	11,778
Global PMX Co., Ltd.	1,000	4,848
Global Unichip Corp.	1,000	20,855
Globalwafers Co., Ltd. (a)	1,000	13,909
Gold Circuit Electronics, Ltd.	74,800	211,242
Gudeng Precision Industrial Co., Ltd.	1,000	8,622
Hon Hai Precision Industry Co., Ltd. GDR	85,596	552,950
International Games System Co., Ltd.	8,000	112,834
Jentech Precision Industrial Co., Ltd.	3,299	40,412
Johnson Health Tech Co., Ltd.	9,000	20,351
Kinsus Interconnect Technology Corp.	8,000	27,200
KMC Kuei Meng International, Inc.	7,000	31,885
Land Mark Optoelectronics Corp.	4,000	13,795
Lotus Pharmaceutical Co., Ltd. (a)	3,000	24,011
MediaTek, Inc.	5,000	101,674
Security Description	Shares	Value
Medigen Vaccine Biologics Corp. (a)	21,303	$48,171
Microbio Co., Ltd.	4,813	9,740
Nan Ya Plastics Corp.	16,000	36,961
Nuvoton Technology Corp.	17,000	63,607
O-Bank Co., Ltd.	19,000	5,186
OBI Pharma, Inc. (a)	12,000	26,979
Oneness Biotech Co., Ltd. (a)	1,000	7,987
Oriental Union Chemical Corp.	18,000	10,893
Pan Jit International, Inc.	24,500	46,153
Pegavision Corp.	1,000	13,795
Pharmally International Holding Co., Ltd. (a)(d)	1,282	—
Quang Viet Enterprise Co., Ltd.	10,000	39,043
RDC Semiconductor Co., Ltd. (a)	5,000	29,363
RichWave Technology Corp.	17,042	62,378
San Fu Chemical Co., Ltd.	10,000	37,416
Sanyang Motor Co., Ltd.	31,000	34,141
SDI Corp.	8,000	25,091
Sensortek Technology Corp.	1,000	6,946
Sesoda Corp.	9,000	11,742
Shiny Chemical Industrial Co., Ltd.	1,000	3,725
Sincere Navigation Corp.	37,000	24,076
Speed Tech Corp.	7,000	11,000
Sporton International, Inc.	11,200	76,342
Sunplus Technology Co., Ltd.	3,000	2,186
T3EX Global Holdings Corp.	1,000	2,473
TaiDoc Technology Corp.	1,000	6,019
Taigen Biopharmaceuticals Holdings, Ltd. (a)	84,000	43,865
TaiMed Biologics, Inc. (a)	8,000	18,402
Taiwan Cogeneration Corp.	15,000	15,837
Taiwan Mask Corp.	22,000	60,627
Taiwan Semiconductor Co., Ltd.	40,000	96,566
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	38,379	2,858,852
Taiwan Surface Mounting Technology Corp.	3,000	8,687
Taiwan Union Technology Corp.	2,000	3,345
Tanvex BioPharma, Inc. (a)	23,294	26,602
TCI Co., Ltd.	459	2,554
Thinking Electronic Industrial Co., Ltd.	1,000	4,034
Topkey Corp.	4,000	23,816
TSEC Corp. (a)	16,827	18,915
Tung Thih Electronic Co., Ltd.	3,000	13,275
Unimicron Technology Corp.	2,000	7,809
Union Bank Of Taiwan	40,000	20,823
United Integrated Services Co., Ltd.	7,000	41,678
United Microelectronics Corp. ADR (a)(b)	57,466	375,253

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
United Renewable Energy Co., Ltd. (a)	540,879	$363,396
Universal Vision Biotechnology Co., Ltd.	4,200	40,790
VIA Labs, Inc.	1,000	5,889
Via Technologies, Inc.	2,000	4,379
Visual Photonics Epitaxy Co., Ltd.	2,000	4,490
Voltronic Power Technology Corp.	1,000	50,268
Wafer Works Corp.	13,229	17,561
Win Semiconductors Corp.	2,000	8,882
XinTec, Inc.	15,000	46,998
Yageo Corp.	318	4,666
Yulon Motor Co., Ltd.	16,000	32,275
		7,836,982
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
AngloGold Ashanti, Ltd.	4,283	82,873
THAILAND — 0.3%
Absolute Clean Energy PCL	2,038,200	158,890
Asia Sermkij Leasing PCL	15,700	16,092
B Grimm Power PCL	59,200	67,943
Bangkok Airways PCL (a)	14,800	5,726
Bangkok Aviation Fuel Services PCL (a)	21,600	19,801
Banpu Power PCL	75,800	35,892
BCPG PCL	137,800	40,582
BEC World PCL	188,500	54,969
Beyond Securities PCL (a)	53,100	20,391
Carabao Group PCL Class F	18,100	50,561
CK Power PCL	354,600	46,686
CP ALL PCL NVDR	41,200	81,187
Delta Electronics Thailand PCL	2,100	50,325
Dhipaya Group Holdings PCL	2,900	3,852
Ditto Thailand PCL	24,500	42,089
Energy Absolute PCL	18,105	50,705
Erawan Group PCL (a)	230,000	29,750
Esso Thailand PCL	32,964	11,992
Forth Corp. PCL	7,700	7,170
Global Power Synergy PCL Class F	18,600	39,203
Gunkul Engineering PCL	422,800	64,088
Ichitan Group PCL	22,100	7,210
Jasmine International PCL (a)	220,400	14,000
Muangthai Capital PCL	8,800	9,655
Osotspa PCL	38,600	31,484
Plan B Media PCL Class F	192,800	42,306
Prima Marine PCL	125,200	25,846
PTT PCL	107,000	102,721
R&B Food Supply PCL	30,800	11,472
Ratchthani Leasing PCL	217,800	26,160
RS PCL	162,200	74,930
Sabuy Technology PCL	22,980	7,497
SCB X PCL NVDR	9,400	29,040
Singer Thailand PCL	13,100	10,874
Singha Estate PCL (a)	85,700	4,578
Security Description	Shares	Value
SPCG PCL	32,900	$13,774
Star Petroleum Refining PCL	29,600	9,145
STARK Corp. PCL (a)	482,400	34,820
Super Energy Corp. PCL	4,599,500	87,647
TOA Paint Thailand PCL	4,400	4,288
TQM Alpha PCL NVDR	38,200	43,014
VGI PCL	148,500	18,865
		1,507,220
TURKEY — 0.1%
Akbank T.A.S.	50,258	52,488
Eldorado Gold Corp. (a)(b)	4,174	34,779
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	16,799	7,834
Koza Anadolu Metal Madencilik Isletmeleri A/S (a)	9,873	28,270
Migros Ticaret A/S (a)	8,025	62,804
Nuh Cimento Sanayi A/S	7,472	47,220
Oyak Cimento Fabrikalari AS (a)	8,764	9,841
Turkiye Is Bankasi A/S Class C	82,449	56,245
Vestel Elektronik Sanayi ve Ticaret A/S (a)	11,208	42,660
		342,141
UNITED ARAB EMIRATES — 0.1%
Abu Dhabi Commercial Bank PJSC	16,114	39,488
Abu Dhabi Islamic Bank PJSC	10,247	25,418
Agthia Group PJSC	6,886	7,462
Al Waha Capital PJSC	45,433	16,824
AL Yah Satellite Communications Co-Pjsc-Yah Sat	27,483	18,708
Amanat Holdings PJSC	411,299	95,191
Dana Gas PJSC	207,622	52,009
Emirates Telecommunications Group Co. PJSC	3,039	18,916
First Abu Dhabi Bank PJSC	8,566	39,884
Multiply Group PJSC (a)	16,477	20,817
National Central Cooling Co. PJSC	53,375	43,018
Network International Holdings PLC (a)(c)	25,134	90,097
Sharjah Islamic Bank	81,194	43,110
		510,942
UNITED KINGDOM — 3.9%
3i Group PLC	48,920	789,418
Abrdn PLC	82,119	186,943
Alphawave IP Group PLC Class WI (a)(b)	2,372	2,910
AO World PLC (a)(b)	17,334	10,842
Aston Martin Lagonda Global Holdings PLC (a)(b)(c)	4,112	7,620
AstraZeneca PLC ADR	8,324	564,367
AstraZeneca PLC	9,863	1,330,927
Avacta Group PLC (a)	159	220

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
BAE Systems PLC	49,803	$512,813
Barclays PLC	136,061	259,446
boohoo Group PLC (a)	4,595	1,958
BP PLC	121,660	694,992
British American Tobacco PLC	9,215	363,745
British Land Co. PLC REIT	35,704	169,689
BT Group PLC (b)	68,365	92,146
Burberry Group PLC	8,866	216,498
Capita PLC (a)	12,883	3,760
Capricorn Energy PLC	14,285	44,986
Central Asia Metals PLC	30,845	92,017
Ceres Power Holdings PLC (a)(b)	7,246	30,568
CK Hutchison Holdings, Ltd.	54,420	326,661
CMC Markets PLC (b)(c)	9,414	25,366
CNH Industrial NV	7,695	122,900
Compass Group PLC	24,245	559,226
Craneware PLC	117	2,554
Diageo PLC	15,186	666,754
Eurasia Mining PLC (a)	964	52
Experian PLC	20,739	701,758
Frontier Developments PLC (a)(b)	2,898	33,500
Greatland Gold PLC (a)(b)	62,807	6,044
Haleon PLC (a)	34,926	137,528
Hammerson PLC REIT (b)	319,486	91,466
HSBC Holdings PLC	145,791	904,394
Imperial Brands PLC	5,241	130,564
Indivior PLC (a)	967	21,542
InterContinental Hotels Group PLC	10,690	610,031
ITM Power PLC (a)(b)	9,437	10,403
J Sainsbury PLC	41,150	107,760
Land Securities Group PLC REIT	23,090	172,594
Learning Technologies Group PLC	26,198	36,367
Liberty Global PLC Class A (a)	2,277	43,104
Liberty Global PLC Class C (a)	8,986	174,598
Linde PLC (e)	5,162	1,683,741
Linde PLC (a)(e)	506	164,952
Lloyds Banking Group PLC	483,777	264,257
M&G PLC	24,500	55,361
Marks & Spencer Group PLC (a)	55,182	81,845
National Grid PLC	11,149	133,763
Next PLC	4,063	283,761
Pearson PLC	5,665	64,001
Quilter PLC (c)	20,644	23,074
Reckitt Benckiser Group PLC	4,490	310,775
RELX PLC (e)	9,830	270,545
RELX PLC (e)	29,079	801,933
Rolls-Royce Holdings PLC (a)	79,053	88,627
Sage Group PLC	93,520	838,764
Serica Energy PLC	43,087	147,714
Severn Trent PLC	13,926	444,085
Silence Therapeutics PLC (d)	2	—
Security Description	Shares	Value
Smith & Nephew PLC	25,325	$337,992
Smiths Group PLC	19,473	374,434
SSE PLC	13,467	277,335
Standard Chartered PLC	27,281	204,249
Team17 Group PLC (a)	3,152	16,683
TechnipFMC PLC (a)	6,406	78,089
Tesco PLC	52,115	140,549
Unilever PLC (e)	8,660	435,644
Unilever PLC (e)	2	100
United Utilities Group PLC	24,824	296,040
Virgin Money UK PLC CDI	764	1,699
Vodafone Group PLC	184,750	187,211
Warehouse Reit PLC (b)	31,864	40,092
Whitbread PLC	18,185	562,181
WPP PLC	19,246	189,885
		19,060,412
UNITED STATES — 59.6%
10X Genomics, Inc. Class A (a)	218	7,944
1Life Healthcare, Inc. (a)	1,260	21,055
23andMe Holding Co. Class A (a)	2,116	4,571
2seventy bio, Inc. (a)	1,450	13,587
2U, Inc. (a)	1,139	7,142
3D Systems Corp. (a)	3,713	27,476
3M Co.	5,437	652,005
908 Devices, Inc. (a)	1,470	11,201
A10 Networks, Inc.	654	10,876
Abbott Laboratories	21,270	2,335,233
AbbVie, Inc.	6,540	1,056,929
Accel Entertainment, Inc. (a)	9,295	71,571
Accenture PLC Class A	5,566	1,485,231
Accolade, Inc. (a)	630	4,908
ACM Research, Inc. Class A (a)	1,920	14,803
Activision Blizzard, Inc.	2,946	225,516
ACV Auctions, Inc. Class A (a)(b)	420	3,448
Adaptive Biotechnologies Corp. (a)	2,976	22,737
Adicet Bio, Inc. (a)	569	5,087
Adient PLC (a)	205	7,111
Adobe, Inc. (a)	5,264	1,771,494
Advanced Micro Devices, Inc. (a)	10,735	695,306
Aehr Test Systems (a)	410	8,241
Aeva Technologies, Inc. (a)	727	989
Affirm Holdings, Inc. (a)(b)	1,134	10,966
Aflac, Inc.	22,035	1,585,198
Agenus, Inc. (a)	18,732	44,957
Agilent Technologies, Inc.	11,125	1,664,856
Agilysys, Inc. (a)	941	74,471
AGNC Investment Corp. REIT (b)	5,111	52,899
Airbnb, Inc. Class A (a)	1,933	165,271
Akero Therapeutics, Inc. (a)	2,512	137,658
Albemarle Corp.	645	139,875

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Albireo Pharma, Inc. (a)(b)	678	$14,652
Alcoa Corp.	311	14,141
Alector, Inc. (a)	182	1,680
Align Technology, Inc. (a)	210	44,289
Alignment Healthcare, Inc. (a)	339	3,987
Alkami Technology, Inc. (a)	1,050	15,320
Allbirds, Inc. Class A (a)	2,738	6,626
Allegion PLC	1,821	191,678
Allovir, Inc. (a)(b)	3,588	18,406
Allstate Corp.	7,997	1,084,393
Ally Financial, Inc.	2,831	69,218
Alnylam Pharmaceuticals, Inc. (a)	210	49,907
Alpha & Omega Semiconductor, Ltd. (a)	311	8,885
Alpha Metallurgical Resources, Inc.	117	17,128
Alphabet, Inc. Class A (a)	44,477	3,924,206
Alphabet, Inc. Class C (a)	52,647	4,671,368
Alphatec Holdings, Inc. (a)	521	6,434
Alto Ingredients, Inc. (a)	521	1,500
Altria Group, Inc.	11,125	508,524
Altus Power, Inc. (a)	6,844	44,623
ALX Oncology Holdings, Inc. (a)	311	3,505
Amazon.com, Inc. (a)	75,587	6,349,308
AMC Entertainment Holdings, Inc. Class A (a)(b)	4,306	17,525
Amcor PLC CDI	16,112	193,396
American Electric Power Co., Inc.	11,125	1,056,319
American Express Co.	8,602	1,270,945
American Tower Corp. REIT	5,566	1,179,213
American Well Corp. Class A (a)	7,319	20,713
Amgen, Inc.	5,799	1,523,049
Amplitude, Inc. Class A (a)(b)	913	11,029
Amyris, Inc. (a)(b)	6,175	9,448
Annaly Capital Management, Inc. REIT	2,594	54,682
Antero Resources Corp. (a)	521	16,146
APA Corp.	2,449	114,319
Apollo Medical Holdings, Inc. (a)	87	2,574
Appfolio, Inc. Class A (a)	101	10,643
Appian Corp. Class A (a)	208	6,772
Apple, Inc.	128,421	16,685,741
Applied Materials, Inc.	11,437	1,113,735
AppLovin Corp. Class A (a)(b)	343	3,612
Arbor Realty Trust, Inc. REIT (b)	5,453	71,925
Archer-Daniels-Midland Co.	10,277	954,219
Arcturus Therapeutics Holdings, Inc. (a)	953	16,163
Arcus Biosciences, Inc. (a)	3,179	65,742
Arcutis Biotherapeutics, Inc. (a)	420	6,216
Security Description	Shares	Value
Ares Commercial Real Estate Corp. REIT (b)	23,299	$239,747
Armada Hoffler Properties, Inc. REIT	11,633	133,779
ARMOUR Residential REIT, Inc. (b)	4,481	25,228
Array Technologies, Inc. (a)	1,720	33,248
Arrowhead Pharmaceuticals, Inc. (a)	3,319	134,619
Arvinas, Inc. (a)	968	33,115
Asana, Inc. Class A (a)(b)	771	10,617
Aspen Aerogels, Inc. (a)	452	5,329
AT&T, Inc.	64,338	1,184,463
Atara Biotherapeutics, Inc. (a)	4,791	15,714
Atlanticus Holdings Corp. (a)	1,125	29,475
Autodesk, Inc. (a)	210	39,243
Automatic Data Processing, Inc.	5,566	1,329,495
Avanos Medical, Inc. (a)	727	19,673
AvePoint, Inc. (a)	5,670	23,304
Avidity Biosciences, Inc. (a)	1,331	29,535
AvidXchange Holdings, Inc. (a)	1,139	11,322
Avis Budget Group, Inc. (a)	100	16,393
Axonics, Inc. (a)	2,548	159,326
Axsome Therapeutics, Inc. (a)(b)	226	17,431
Babcock & Wilcox Enterprises, Inc. (a)	913	5,268
Baker Hughes Co.	4,491	132,619
Bancorp, Inc. (a)	3,838	108,922
Bandwidth, Inc. Class A (a)	1,131	25,956
Bank of America Corp.	78,482	2,599,324
Bank of New York Mellon Corp.	16,888	768,742
Bath & Body Works, Inc.	1,611	67,888
Baxter International, Inc.	10,794	550,170
Beachbody Co. Inc. (a)(b)	13,229	6,958
Beam Therapeutics, Inc. (a)	226	8,839
Beauty Health Co. (a)(b)	1,599	14,551
Becton Dickinson & Co.	4,931	1,253,953
BellRing Brands, Inc. (a)	271	6,948
Benson Hill, Inc. (a)(b)	3,877	9,886
Berkshire Hathaway, Inc. Class B (a)	6,399	1,976,651
BigCommerce Holdings, Inc. Class 1 (a)	553	4,833
Bill.Com Holdings, Inc. (a)	515	56,114
BioCryst Pharmaceuticals, Inc. (a)	5,480	62,910
Biogen, Inc. (a)	2,918	808,053
BioLife Solutions, Inc. (a)	311	5,660
Bionano Genomics, Inc. (a)(b)	7,359	10,744
Bioxcel Therapeutics, Inc. (a)(b)	1,883	40,447
BJ's Restaurants, Inc. (a)	901	23,768
Blackstone, Inc.	2,201	163,292
Blink Charging Co. (a)(b)	559	6,132
Block, Inc. CDI (a)(e)	920	57,361

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Block, Inc. (a)(e)	2,105	$132,278
Bloom Energy Corp. Class A (a)	1,127	21,548
Boeing Co. (a)	4,598	875,873
Booking Holdings, Inc. (a)	425	856,494
Boston Beer Co., Inc. Class A (a)	101	33,282
Boston Omaha Corp. Class A (a)	210	5,565
Braze, Inc. Class A (a)	569	15,522
Bridgebio Pharma, Inc. (a)	6,380	48,616
Brighthouse Financial, Inc. (a)	1,397	71,624
BrightSpire Capital, Inc. Class A, REIT	35,392	220,492
Bristol-Myers Squibb Co.	16,902	1,216,099
Broadcom, Inc.	4,174	2,333,809
Bumble, Inc. Class A (a)	269	5,662
Butterfly Network, Inc. (a)(b)	6,096	14,996
C.H. Robinson Worldwide, Inc.	5,566	509,623
C3.ai, Inc. Class A (a)	680	7,609
C4 Therapeutics, Inc. (a)	1,599	9,434
Caesars Entertainment, Inc. (a)	1,363	56,701
Callon Petroleum Co. (a)	379	14,057
Cambium Networks Corp. (a)	311	6,739
Cano Health, Inc. (a)(b)	840	1,151
Canoo, Inc. (a)(b)	3,519	4,328
Capital One Financial Corp.	5,566	517,415
Cara Therapeutics, Inc. (a)	2,662	28,590
Cardiovascular Systems, Inc. (a)	941	12,816
Cardlytics, Inc. (a)(b)	4,305	24,883
CareDx, Inc. (a)	407	4,644
CareMax, Inc. (a)(b)	3,418	12,476
Caribou Biosciences, Inc. (a)	1,207	7,580
Carnival Corp. (a)	5,566	44,862
Carnival PLC (a)(b)	1,344	9,367
Carrier Global Corp.	5,566	229,597
Cars.com, Inc. (a)	1,747	24,056
Carvana Co. (a)(b)	933	4,422
Casa Systems, Inc. (a)	1,260	3,440
Cassava Sciences, Inc. (a)(b)	272	8,035
Castle Biosciences, Inc. (a)	311	7,321
Catalyst Pharmaceuticals, Inc. (a)	3,083	57,344
Caterpillar, Inc.	5,566	1,333,391
Celldex Therapeutics, Inc. (a)	1,668	74,343
Celsius Holdings, Inc. (a)(b)	521	54,205
Celularity, Inc. (a)	1,256	1,620
Centrus Energy Corp. Class A (a)	452	14,681
Century Aluminum Co. (a)	428	3,501
Century Communities, Inc.	714	35,707
Certara, Inc. (a)	1,240	19,927
Cerus Corp. (a)	3,838	14,009
CEVA, Inc. (a)	190	4,860
CF Industries Holdings, Inc.	1,680	143,136
ChampionX Corp.	4,688	135,905
Security Description	Shares	Value
ChargePoint Holdings, Inc. (a)(b)	880	$8,386
Charles Schwab Corp.	16,962	1,412,256
Charter Communications, Inc. Class A (a)	2,053	696,172
Chefs' Warehouse, Inc. (a)	305	10,150
Chemours Co.	1,391	42,592
Chevron Corp.	15,274	2,741,530
Chubb, Ltd.	7,385	1,629,131
Church & Dwight Co., Inc.	15,441	1,244,699
Cigna Corp.	1,620	536,771
CinCor Pharma, Inc. (a)	452	5,555
Cisco Systems, Inc.	51,064	2,432,689
Citigroup, Inc.	26,130	1,181,860
Citizens Financial Group, Inc.	3,251	127,992
Clean Energy Fuels Corp. (a)	17,052	88,670
Clear Channel Outdoor Holdings, Inc. (a)	22,908	24,053
Clear Secure, Inc. Class A (b)	420	11,521
Cleveland-Cliffs, Inc. (a)	880	14,177
Clorox Co.	5,430	761,992
Cloudflare, Inc. Class A (a)	2,289	103,486
Clover Health Investments Corp. (a)(b)	5,785	5,377
Coca-Cola Co.	22,107	1,406,226
Codexis, Inc. (a)(b)	622	2,899
Coeur Mining, Inc. (a)	5,350	17,976
Cognizant Technology Solutions Corp. Class A	11,208	640,986
Coherus Biosciences, Inc. (a)	962	7,619
Coinbase Global, Inc. Class A (a)	661	23,393
Colgate-Palmolive Co.	9,329	735,032
Collegium Pharmaceutical, Inc. (a)	1,478	34,290
Comcast Corp. Class A	28,526	997,554
Community Health Systems, Inc. (a)	7,942	34,309
Community Healthcare Trust, Inc. REIT	7,178	256,972
Compass, Inc. Class A (a)(b)	4,563	10,632
Computer Programs & Systems, Inc. (a)	218	5,934
Conagra Brands, Inc.	11,125	430,537
ConocoPhillips	11,125	1,312,750
CONSOL Energy, Inc.	101	6,565
Constellation Energy Corp.	3,712	320,012
ContextLogic, Inc. Class A (a)	6,123	2,986
Corning, Inc.	21,312	680,705
Corteva, Inc.	8,874	521,614
Costco Wholesale Corp.	4,819	2,199,873
Coty, Inc. Class A (a)	867	7,422
Couchbase, Inc. (a)	1,979	26,242
Coupa Software, Inc. (a)	117	9,263
Crocs, Inc. (a)	100	10,843
Crowdstrike Holdings, Inc. Class A (a)	1,766	185,942

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CryoPort, Inc. (a)(b)	1,186	$20,577
CS Disco, Inc. (a)	913	5,770
CSX Corp.	36,904	1,143,286
Cullinan Oncology, Inc. (a)	149	1,572
Cummins, Inc.	5,356	1,297,705
CVS Health Corp.	16,157	1,505,671
Cytek Biosciences, Inc. (a)	913	9,322
Cytokinetics, Inc. (a)	298	13,654
Danaher Corp.	8,653	2,296,679
Datadog, Inc. Class A (a)	1,260	92,610
Dave & Buster's Entertainment, Inc. (a)	2,455	87,005
Deciphera Pharmaceuticals, Inc. (a)	3,608	59,135
Deere & Co.	3,137	1,345,020
Definitive Healthcare Corp. (a)(b)	1,256	13,803
Dell Technologies, Inc. Class C	1,167	46,937
Denny's Corp. (a)	514	4,734
Designer Brands, Inc. Class A	1,747	17,086
Desktop Metal, Inc. Class A (a)(b)	1,260	1,714
Devon Energy Corp.	2,449	150,638
DexCom, Inc. (a)	1,528	173,031
Digital Turbine, Inc. (a)	3,545	54,026
DigitalOcean Holdings, Inc. (a)	226	5,756
Dine Brands Global, Inc.	570	36,822
Discover Financial Services	7,997	782,347
DocuSign, Inc. (a)	627	34,748
Dollar Tree, Inc. (a)	4,121	582,874
Domo, Inc. Class B (a)	1,130	16,091
DoorDash, Inc. Class A (a)	640	31,245
Douglas Elliman, Inc.	16,460	66,992
Dow, Inc.	8,992	453,107
DraftKings, Inc. Class A (a)(b)	2,726	31,049
Duke Energy Corp.	6,076	625,767
DuPont de Nemours, Inc.	6,486	445,134
Dutch Bros, Inc. Class A (a)(b)	205	5,779
DXC Technology Co. (a)	1,820	48,230
Dynavax Technologies Corp. (a)(b)	6,718	71,480
Dyne Therapeutics, Inc. (a)	3,469	40,206
Dynex Capital, Inc. REIT (b)	18,125	230,550
Easterly Government Properties, Inc. REIT	31,460	448,934
Eaton Corp. PLC	10,818	1,697,885
eBay, Inc.	11,334	470,021
Ebix, Inc. (b)	717	14,311
Ecolab, Inc.	3,826	556,913
Edgio, Inc. (a)	4,479	5,061
Edison International	9,629	612,597
Editas Medicine, Inc. (a)	691	6,129
El Pollo Loco Holdings, Inc.	144	1,434
Elanco Animal Health, Inc. (a)	2,343	28,631
Elastic NV (a)	101	5,202
Electronic Arts, Inc.	210	25,658
Elevance Health, Inc.	3,139	1,610,213
Security Description	Shares	Value
Eli Lilly & Co.	7,257	$2,654,901
Ellington Financial, Inc. REIT (b)	4,074	50,395
Embecta Corp.	985	24,911
Emerson Electric Co.	11,125	1,068,667
Energy Fuels, Inc. (a)(b)	1,724	10,662
Energy Vault Holdings, Inc. (a)(b)	680	2,122
Enfusion, Inc. Class A (a)	2,621	25,345
Enovix Corp. (a)(b)	1,368	17,018
Enphase Energy, Inc. (a)	830	219,917
EOG Resources, Inc.	8,097	1,048,723
EPAM Systems, Inc. (a)	335	109,793
EQRx, Inc. (a)	3,542	8,713
EQT Corp.	731	24,730
Equinix, Inc. REIT	100	65,503
Equity Residential REIT	5,566	328,394
Erasca, Inc. (a)	420	1,810
ESS Tech, Inc. (a)(b)	6,615	16,074
Essential Properties Realty Trust, Inc. REIT	2,788	65,434
Estee Lauder Cos., Inc. Class A	4,726	1,172,568
Etsy, Inc. (a)	426	51,026
Eventbrite, Inc. Class A (a)(b)	511	2,994
Everbridge, Inc. (a)	569	16,831
Everi Holdings, Inc. (a)	2,244	32,201
Evolent Health, Inc. Class A (a)	1,416	39,761
Evolv Technologies Holdings, Inc. (a)	8,731	22,613
Exact Sciences Corp. (a)	101	5,001
Exelon Corp.	11,125	480,934
eXp World Holdings, Inc. (b)	1,141	12,642
Expedia Group, Inc. (a)	410	35,916
Expensify, Inc. Class A (a)	1,256	11,090
Expro Group Holdings NV (a)	666	12,075
Exxon Mobil Corp.	30,793	3,396,468
F45 Training Holdings, Inc. (a)(b)	3,190	9,092
Fastenal Co.	11,225	531,167
Fastly, Inc. Class A (a)	311	2,547
Fate Therapeutics, Inc. (a)	732	7,386
FB Financial Corp.	930	33,610
FedEx Corp.	4,200	727,440
Ferguson PLC	4,487	563,490
FibroGen, Inc. (a)	311	4,982
Fidelity National Information Services, Inc.	840	56,994
Figs, Inc. Class A (a)	678	4,563
First Solar, Inc. (a)	100	14,979
FirstEnergy Corp.	11,125	466,582
Fisker, Inc. (a)(b)	2,050	14,904
Fiverr International, Ltd. (a)	43	1,253
Fluence Energy, Inc. (a)(b)	410	7,032
Ford Motor Co.	43,625	507,359
Fortinet, Inc. (a)	2,100	102,669
Fortive Corp.	5,449	350,098

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Fox Corp. Class A	7,902	$239,984
Franklin BSP Realty Trust, Inc. REIT (b)	714	9,211
Franklin Resources, Inc.	15,861	418,413
Freeport-McMoRan, Inc.	6,474	246,012
Freshworks, Inc. Class A (a)(b)	1,256	18,476
fuboTV, Inc. (a)(b)	7,996	13,913
FuelCell Energy, Inc. (a)(b)	3,740	10,397
Fulgent Genetics, Inc. (a)(b)	210	6,254
GameStop Corp. Class A (a)(b)	1,656	30,570
Generac Holdings, Inc. (a)	101	10,167
General Dynamics Corp.	5,566	1,380,980
General Electric Co.	5,499	460,761
General Mills, Inc.	5,566	466,709
General Motors Co.	11,125	374,245
Generation Bio Co. (a)	2,205	8,666
Geron Corp. (a)	17,055	41,273
Gevo, Inc. (a)	2,355	4,475
Gilead Sciences, Inc.	14,324	1,229,715
Ginkgo Bioworks Holdings, Inc. (a)	8,666	14,646
Gitlab, Inc. Class A (a)(b)	343	15,586
Gladstone Commercial Corp. REIT	20,217	374,014
Glaukos Corp. (a)	101	4,412
Global Medical REIT, Inc.	9,864	93,511
Global Payments, Inc.	311	30,889
Globalstar, Inc. (a)(b)	44,458	59,129
Goldman Sachs Group, Inc.	4,532	1,556,198
GoodRx Holdings, Inc. Class A (a)(b)	1,482	6,906
Gossamer Bio, Inc. (a)(b)	1,708	3,706
Granite Point Mortgage Trust, Inc. REIT	2,380	12,757
Green Brick Partners, Inc. (a)	1,354	32,807
GreenLight Biosciences Holdings PBC (a)	804	949
Grid Dynamics Holdings, Inc. (a)	1,123	12,600
GSK PLC	27,939	483,146
Guardant Health, Inc. (a)	206	5,603
Haemonetics Corp. (a)	101	7,944
Halliburton Co.	11,125	437,769
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	1,634	47,353
Health Catalyst, Inc. (a)	3,594	38,204
Healthpeak Properties, Inc. REIT	15,167	380,237
Hecla Mining Co.	2,243	12,471
Heliogen, Inc. (a)	6,732	4,700
Heron Therapeutics, Inc. (a)(b)	12,021	30,053
Hershey Co.	4,558	1,055,496
Hess Corp.	5,566	789,370
Hewlett Packard Enterprise Co.	22,362	356,898
Hims & Hers Health, Inc. (a)	559	3,583
Hippo Holdings, Inc. (a)(b)	141	1,918
Security Description	Shares	Value
HireRight Holdings Corp. (a)(b)	804	$9,535
Home Depot, Inc.	9,782	3,089,743
Honest Co., Inc. (a)(b)	6,389	19,231
Honeywell International, Inc.	11,292	2,419,876
HP, Inc.	20,652	554,919
HubSpot, Inc. (a)	210	60,717
Humacyte, Inc. (a)(b)	2,490	5,254
Huron Consulting Group, Inc. (a)	101	7,333
Hyzon Motors, Inc. (a)	559	866
I3 Verticals, Inc. Class A (a)	731	17,793
Ichor Holdings, Ltd. (a)	206	5,525
Ideaya Biosciences, Inc. (a)	1,482	26,928
IGM Biosciences, Inc. (a)	654	11,125
Illinois Tool Works, Inc.	7,671	1,689,921
Illumina, Inc. (a)	420	84,924
Imago Biosciences, Inc. (a)	553	19,880
ImmunityBio, Inc. (a)(b)	5,302	26,881
ImmunoGen, Inc. (a)	8,982	44,551
Immunovant, Inc. (a)	1,482	26,306
Inari Medical, Inc. (a)	210	13,348
Ingersoll Rand, Inc.	8,534	445,901
Inhibrx, Inc. (a)	2,379	58,619
Inmode, Ltd. (a)	3,213	114,704
Innovative Industrial Properties, Inc. REIT (b)	1,072	108,647
Inogen, Inc. (a)	210	4,139
Inotiv, Inc. (a)(b)	920	4,545
Inovio Pharmaceuticals, Inc. (a)	9,392	14,652
Inspire Medical Systems, Inc. (a)	512	128,963
Installed Building Products, Inc.	43	3,681
Insulet Corp. (a)	101	29,733
Intapp, Inc. (a)	1,260	31,424
Intel Corp.	40,085	1,059,447
Intellia Therapeutics, Inc. (a)	967	33,739
Intercept Pharmaceuticals, Inc. (a)	1,724	21,326
International Business Machines Corp.	9,012	1,269,701
International Flavors & Fragrances, Inc.	1,647	172,671
International Money Express, Inc. (a)	4,485	109,299
International Seaways, Inc.	460	17,029
Intra-Cellular Therapies, Inc. (a)	2,120	112,190
Intuit, Inc.	3,823	1,487,988
Intuitive Surgical, Inc. (a)	630	167,170
Invitae Corp. (a)(b)	6,152	11,443
iRhythm Technologies, Inc. (a)	101	9,461
Jamf Holding Corp. (a)(b)	101	2,151
JM Smucker Co.	4,356	690,252
Johnson & Johnson	18,920	3,342,218
Johnson Controls International PLC	14,774	945,536

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
JPMorgan Chase & Co.	30,473	$4,086,429
Juniper Networks, Inc.	11,125	355,555
Karyopharm Therapeutics, Inc. (a)	5,654	19,224
Kellogg Co.	5,566	396,522
Keysight Technologies, Inc. (a)	5,564	951,833
Kimberly-Clark Corp.	5,566	755,584
Kinder Morgan, Inc.	8,235	148,889
Kiniksa Pharmaceuticals, Ltd. Class A (a)	521	7,805
KKR Real Estate Finance Trust, Inc. REIT	2,686	37,497
KLA Corp.	210	79,176
KnowBe4, Inc. Class A (a)	343	8,500
Kohl's Corp. (b)	4,470	112,867
Kraft Heinz Co.	644	26,217
Krystal Biotech, Inc. (a)	2	158
Kymera Therapeutics, Inc. (a)	824	20,567
Kyndryl Holdings, Inc. (a)	1,803	20,049
Lam Research Corp.	420	176,526
Lamb Weston Holdings, Inc.	3,740	334,206
Lantheus Holdings, Inc. (a)	2,248	114,558
Laredo Petroleum, Inc. (a)	379	19,488
Las Vegas Sands Corp. (a)	5,566	267,558
Lattice Semiconductor Corp. (a)	101	6,553
Leidos Holdings, Inc.	1,396	146,845
Lemonade, Inc. (a)(b)	511	6,990
LendingTree, Inc. (a)	1,025	21,863
Lexicon Pharmaceuticals, Inc. (a)	11,146	21,289
LGI Homes, Inc. (a)	43	3,982
Liberty Broadband Corp. Class C (a)	810	61,779
Light & Wonder, Inc. Class A (a)	1,896	111,106
Lightwave Logic, Inc. (a)(b)	1,139	4,909
Lindblad Expeditions Holdings, Inc. (a)(b)	4,268	32,864
Livent Corp. (a)(b)	823	16,353
LivePerson, Inc. (a)	804	8,153
Lockheed Martin Corp.	3,183	1,548,498
Lordstown Motors Corp. Class A (a)(b)	12,743	14,527
Lovesac Co. (a)(b)	649	14,284
Lowe's Cos., Inc.	8,574	1,708,284
Lucid Group, Inc. (a)(b)	2,948	20,135
Lululemon Athletica, Inc. (a)	101	32,358
Lumen Technologies, Inc.	3,762	19,638
Luminar Technologies, Inc. (a)(b)	2,876	14,236
LyondellBasell Industries NV Class A	5,465	453,759
M&T Bank Corp.	4,298	623,468
M/I Homes, Inc. (a)	251	11,591
Macy's, Inc.	2,347	48,466
Security Description	Shares	Value
Madrigal Pharmaceuticals, Inc. (a)	226	$65,596
Magnite, Inc. (a)	3,649	38,643
Marathon Digital Holdings, Inc. (a)(b)	2,175	7,439
Marathon Oil Corp.	16,758	453,639
Marathon Petroleum Corp.	11,225	1,306,478
Maravai LifeSciences Holdings, Inc. Class A (a)	630	9,015
Markforged Holding Corp. (a)	1,680	1,949
Marqeta, Inc. Class A (a)	2,286	13,967
Marsh & McLennan Cos., Inc.	11,125	1,840,965
Marvell Technology, Inc.	3,990	147,790
Mastercard, Inc. Class A	5,509	1,915,645
Matador Resources Co.	1,748	100,056
Match Group, Inc. (a)	630	26,139
Mattel, Inc. (a)	343	6,119
Matterport, Inc. (a)(b)	4,672	13,082
Maxar Technologies, Inc.	2,807	145,234
MaxCyte, Inc. (a)	3,150	17,199
Maxeon Solar Technologies, Ltd. (a)	2,207	35,444
MaxLinear, Inc. (a)	311	10,558
MBIA, Inc. (a)	804	10,331
McCormick & Co., Inc.	10,747	890,819
McDonald's Corp.	5,566	1,466,808
McKesson Corp.	2,938	1,102,103
MediaAlpha, Inc. Class A (a)	1,609	16,010
Medifast, Inc.	424	48,908
Medtronic PLC	19,148	1,488,183
MeiraGTx Holdings PLC (a)	224	1,460
Membership Collective Group, Inc. Class A (a)(b)	2,855	10,678
Merchants Bancorp	1,438	34,972
Merck & Co., Inc.	22,257	2,469,414
MeridianLink, Inc. (a)	149	2,046
Mersana Therapeutics, Inc. (a)	7,706	45,157
Meta Materials, Inc. (a)(b)	1,563	1,860
Meta Platforms, Inc. Class A (a)	18,652	2,244,582
MetLife, Inc.	16,542	1,197,145
MGP Ingredients, Inc. (b)	77	8,191
Micron Technology, Inc.	4,725	236,155
Microsoft Corp.	58,911	14,128,036
MicroStrategy, Inc. Class A (a)(b)	100	14,157
Microvast Holdings, Inc. (a)(b)	1,840	2,815
MicroVision, Inc. (a)(b)	1,684	3,957
MiMedx Group, Inc. (a)	1,050	2,919
Mitek Systems, Inc. (a)	3,856	37,365
Model N, Inc. (a)	281	11,397
Moderna, Inc. (a)	2,489	447,074
Monarch Casino & Resort, Inc. (a)	691	53,131
Mondelez International, Inc. Class A	5,566	370,974

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MoneyGram International, Inc. (a)	828	$9,017
MongoDB, Inc. (a)	327	64,367
Montauk Renewables, Inc. (a)(b)	2,512	27,707
Monte Rosa Therapeutics, Inc. (a)	862	6,560
Montrose Environmental Group, Inc. (a)	100	4,439
Morgan Stanley	16,128	1,371,203
Mosaic Co.	5,111	224,220
MP Materials Corp. (a)	101	2,452
MRC Global, Inc. (a)	4,937	57,170
Multiplan Corp. (a)(b)	2,738	3,149
Myovant Sciences, Ltd. (a)	3,610	97,326
N-Able, Inc. (a)	521	5,356
NanoString Technologies, Inc. (a)	210	1,674
Natera, Inc. (a)	117	4,700
National Beverage Corp. (a)	311	14,471
Navitas Semiconductor Corp. (a)(b)	804	2,822
nCino, Inc. (a)	226	5,975
Neogen Corp. (a)	907	13,814
NeoGenomics, Inc. (a)	210	1,940
Nestle SA	21,799	2,524,368
NetApp, Inc.	5,566	334,294
Netflix, Inc. (a)	2,998	884,050
Newmont Corp.	5,566	262,715
News Corp. Class A	2,898	52,744
NexPoint Residential Trust, Inc. REIT	10,363	450,998
NextDecade Corp. (a)	1,825	9,016
Nextdoor Holdings, Inc. (a)(b)	2,855	5,881
NextEra Energy, Inc.	22,312	1,865,283
NexTier Oilfield Solutions, Inc. (a)	6,707	61,973
NextNav, Inc. (a)	3,994	11,702
NIKE, Inc. Class B	16,358	1,914,050
nLight, Inc. (a)	305	3,093
NMI Holdings, Inc. Class A (a)	218	4,556
Noble Corp PLC (a)	669	25,011
Norfolk Southern Corp.	4,342	1,069,956
Northrop Grumman Corp.	2,247	1,225,986
Norwegian Cruise Line Holdings, Ltd. (a)	1,125	13,770
Nov, Inc.	2,449	51,160
Novavax, Inc. (a)(b)	642	6,600
Novocure, Ltd. (a)(b)	521	38,215
NOW, Inc. (a)	641	8,141
Nucor Corp.	731	96,353
Nurix Therapeutics, Inc. (a)	1,090	11,968
nVent Electric PLC	413	15,888
NVIDIA Corp.	18,667	2,727,995
Oak Street Health, Inc. (a)(b)	731	15,724
Occidental Petroleum Corp.	6,628	417,498
Security Description	Shares	Value
Oceaneering International, Inc. (a)	4,121	$72,076
Ocugen, Inc. (a)	3,075	3,998
Okta, Inc. (a)	311	21,251
Olo, Inc. Class A (a)	913	5,706
ON Semiconductor Corp. (a)	1,361	84,886
ON24, Inc. (a)	244	2,106
OneSpan, Inc. (a)	1,466	16,405
Open Lending Corp. Class A (a)	1,139	7,688
Opendoor Technologies, Inc. (a)(b)	11,196	12,987
OptimizeRx Corp. (a)	2,237	37,582
Oracle Corp.	17,123	1,399,634
OraSure Technologies, Inc. (a)	630	3,037
O'Reilly Automotive, Inc. (a)	1,321	1,114,964
Organogenesis Holdings, Inc. (a)	731	1,966
Organon & Co.	1,989	55,553
Origin Materials, Inc. (a)	840	3,872
Oscar Health, Inc. Class A (a)	1,256	3,090
Otis Worldwide Corp.	2,788	218,328
Outset Medical, Inc. (a)	561	14,485
Overstock.com, Inc. (a)(b)	1,038	20,096
Ovintiv, Inc.	101	5,122
Owens & Minor, Inc.	3,107	60,680
Pacific Biosciences of California, Inc. (a)(b)	1,952	15,967
Palantir Technologies, Inc. Class A (a)	7,946	51,013
Palo Alto Networks, Inc. (a)	859	119,865
Palomar Holdings, Inc. (a)	964	43,534
Par Pacific Holdings, Inc. (a)	309	7,184
PAR Technology Corp. (a)(b)	101	2,633
Paragon 28, Inc. (a)	452	8,638
Paramount Global Class B	10,819	182,625
Parker-Hannifin Corp.	4,475	1,302,225
Pathward Financial, Inc.	743	31,986
Paya Holdings, Inc. (a)	6,090	47,928
Paymentus Holdings, Inc. Class A (a)	311	2,491
Payoneer Global, Inc. (a)(b)	2,976	16,279
PayPal Holdings, Inc. (a)	11,844	843,530
PBF Energy, Inc. Class A	2,155	87,881
Peabody Energy Corp. (a)	1,561	41,242
Peloton Interactive, Inc. Class A (a)	2,092	16,610
Penn Entertainment, Inc. (a)	705	20,938
Pennant Group, Inc. (a)	1,571	17,250
PennyMac Financial Services, Inc.	218	12,352
Pentair PLC	413	18,577
PepsiCo, Inc.	11,442	2,067,112
PetMed Express, Inc. (b)	732	12,956
Pfizer, Inc.	47,914	2,455,113
PG&E Corp. (a)	1,151	18,715

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Phathom Pharmaceuticals, Inc. (a)(b)	1,806	$20,263
Philip Morris International, Inc.	11,125	1,125,961
Phillips 66	2,761	287,365
Phreesia, Inc. (a)	2,532	81,936
Piedmont Lithium, Inc. (a)(b)	406	17,872
Pinterest, Inc. Class A (a)	3,343	81,168
Pioneer Natural Resources Co.	3,760	858,746
Planet Labs PBC (a)(b)	6,275	27,296
Playstudios, Inc. (a)	4,337	16,828
Plug Power, Inc. (a)(b)	3,775	46,697
PMV Pharmaceuticals, Inc. (a)(b)	452	3,932
PNC Financial Services Group, Inc.	5,566	879,094
Point Biopharma Global, Inc. (a)	1,054	7,684
PotlatchDeltic Corp. REIT	984	43,286
PPL Corp.	16,758	489,669
Precigen, Inc. (a)	21,536	32,735
Premier Financial Corp.	218	5,879
Privia Health Group, Inc. (a)	210	4,769
PROCEPT BioRobotics Corp. (a)	343	14,248
Procter & Gamble Co.	12,073	1,829,784
Prologis, Inc. REIT	13,976	1,575,514
PROS Holdings, Inc. (a)	521	12,639
Proterra, Inc. (a)(b)	630	2,375
Provention Bio, Inc. (a)(b)	1,541	16,288
Prudential Financial, Inc.	8,346	830,093
PTC Therapeutics, Inc. (a)	1,374	52,446
Public Service Enterprise Group, Inc.	11,125	681,629
Public Storage REIT	4,698	1,316,333
PubMatic, Inc. Class A (a)(b)	612	7,840
Pulmonx Corp. (a)	170	1,433
PureCycle Technologies, Inc. (a)(b)	3,408	23,038
Purple Innovation, Inc. (a)(b)	4,212	20,175
QUALCOMM, Inc.	11,258	1,237,705
Quanterix Corp. (a)	721	9,986
Quantum-Si, Inc. (a)	7,168	13,117
QuidelOrtho Corp. (a)	101	8,653
QuinStreet, Inc. (a)	967	13,876
Qurate Retail, Inc. Class A (a)	10,160	16,561
Radius Health, Inc. (a)	3,672	294
Ramaco Resources, Inc.	1,256	11,040
Range Resources Corp.	420	10,508
Ranpak Holdings Corp. (a)	4,200	24,234
Rapt Therapeutics, Inc. (a)	1,599	31,660
Raytheon Technologies Corp.	18,692	1,886,397
Reata Pharmaceuticals, Inc. Class A (a)(b)	226	8,586
REC Silicon ASA (a)(b)	19,323	27,432
Recursion Pharmaceuticals, Inc. Class A (a)	3,384	26,091
Redfin Corp. (a)(b)	5,130	21,751
Security Description	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	210	$151,513
REGENXBIO, Inc. (a)	196	4,445
Remitly Global, Inc. (a)	1,139	13,042
Repay Holdings Corp. (a)	1,050	8,453
Resideo Technologies, Inc. (a)	1,084	17,832
Retail Opportunity Investments Corp. REIT	45,960	690,779
Revance Therapeutics, Inc. (a)	3,197	59,017
Rhythm Pharmaceuticals, Inc. (a)	1,732	50,436
Rimini Street, Inc. (a)	7,980	30,404
RingCentral, Inc. Class A (a)	210	7,434
Riot Blockchain, Inc. (a)(b)	3,273	11,095
Rivian Automotive, Inc. Class A (a)(b)	2,334	43,016
ROBLOX Corp. Class A (a)(b)	2,053	58,428
Rocket Pharmaceuticals, Inc. (a)	1,458	28,533
Roivant Sciences, Ltd. (a)	2,738	21,877
Roku, Inc. (a)	745	30,322
Ross Stores, Inc.	8,466	982,649
Rover Group, Inc. (a)	1,050	3,854
Royal Caribbean Cruises, Ltd. (a)	1,025	50,666
Ruth's Hospitality Group, Inc.	5,743	88,902
S&P Global, Inc.	101	33,829
Sabre Corp. (a)(b)	1,335	8,250
Safehold, Inc. REIT (b)	1,174	33,600
Salesforce, Inc. (a)	10,816	1,434,093
Samsara, Inc. Class A (a)(b)	1,825	22,685
Sana Biotechnology, Inc. (a)(b)	1,260	4,977
Sangamo Therapeutics, Inc. (a)	3,700	11,618
Sarepta Therapeutics, Inc. (a)	424	54,942
Schlumberger, Ltd.	11,325	605,434
Schneider Electric SE	5,753	802,606
Scholar Rock Holding Corp. (a)	3,726	33,720
Schrodinger, Inc. (a)	1,048	19,587
Seagate Technology Holdings PLC	4,431	233,115
Seer, Inc. (a)	2,504	14,523
Select Energy Services, Inc. Class A	13,701	126,597
Sema4 Holdings Corp. (a)(b)	12,360	3,261
SEMrush Holdings, Inc. Class A (a)	2,738	22,287
Senseonics Holdings, Inc. (a)	20,514	21,129
Seres Therapeutics, Inc. (a)	2,686	15,042
Seritage Growth Properties Class A, REIT (a)	51	603
ServiceNow, Inc. (a)	1,064	413,119
Sherwin-Williams Co.	101	23,970
Shoals Technologies Group, Inc. Class A (a)	1,082	26,693
Shockwave Medical, Inc. (a)	218	44,823
ShotSpotter, Inc. (a)	1,781	60,251

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SI-BONE, Inc. (a)	858	$11,669
SIGA Technologies, Inc.	2,243	16,508
Signature Bank	420	48,392
Signify Health, Inc. Class A (a)	420	12,037
Silk Road Medical, Inc. (a)	545	28,803
Silvergate Capital Corp. Class A (a)(b)	705	12,267
Simon Property Group, Inc. REIT	5,566	653,894
Simulations Plus, Inc.	901	32,950
Sinch AB (a)(b)(c)	3,014	11,059
SiTime Corp. (a)	101	10,264
Skillsoft Corp. (a)(b)	521	677
Skillz, Inc. (a)	18,147	9,191
Skyline Champion Corp. (a)	1,323	68,148
SM Energy Co.	210	7,314
Smartsheet, Inc. Class A (a)	210	8,266
Smith & Wesson Brands, Inc. (b)	521	4,522
Snap One Holdings Corp. (a)(b)	569	4,216
Snap, Inc. Class A (a)	7,230	64,708
Snowflake, Inc. Class A (a)	1,363	195,645
SolarEdge Technologies, Inc. (a)	253	71,667
Solid Power, Inc. (a)	680	1,727
SomaLogic, Inc. (a)(b)	1,256	3,153
Sorrento Therapeutics, Inc. (a)	9,146	8,103
Southern Co.	5,566	397,468
Splunk, Inc. (a)	117	10,073
Sprinklr, Inc. Class A (a)	731	5,972
Sprout Social, Inc. Class A (a)	824	46,523
Squarespace, Inc. Class A (a)	343	7,604
STAAR Surgical Co. (a)	218	10,582
Starbucks Corp.	17,329	1,719,037
State Street Corp. (g)	5,566	431,755
Stellantis NV	9,531	134,921
Stem, Inc. (a)(b)	1,136	10,156
Stoke Therapeutics, Inc. (a)	420	3,877
Sumo Logic, Inc. (a)	1,708	13,835
Sunnova Energy International, Inc. (a)(b)	1,986	35,768
Sunrun, Inc. (a)	1,030	24,741
Surmodics, Inc. (a)	101	3,446
SVB Financial Group (a)	101	23,244
Swiss Re AG	5,250	490,726
Synchrony Financial	6,206	203,929
Syndax Pharmaceuticals, Inc. (a)	1,030	26,214
Sysco Corp.	11,125	850,506
Take-Two Interactive Software, Inc. (a)	117	12,183
Tandem Diabetes Care, Inc. (a)	512	23,014
Tango Therapeutics, Inc. (a)	1,979	14,348
Tapestry, Inc.	5,332	203,043
Target Corp.	5,566	829,557
Target Hospitality Corp. (a)	210	3,179
Security Description	Shares	Value
TechTarget, Inc. (a)	4,630	$203,998
Teladoc Health, Inc. (a)(b)	324	7,663
Tellurian, Inc. (a)(b)	6,165	10,357
Telos Corp. (a)	2,601	13,239
Tesla, Inc. (a)	21,320	2,626,198
Texas Instruments, Inc.	13,434	2,219,565
TG Therapeutics, Inc. (a)	3,493	41,322
Thermo Fisher Scientific, Inc.	5,025	2,767,217
TJX Cos., Inc.	19,943	1,587,463
T-Mobile US, Inc. (a)	630	88,200
Toast, Inc. Class A (a)	305	5,499
TPI Composites, Inc. (a)	1,470	14,906
Trade Desk, Inc. Class A (a)	3,049	136,687
Traeger, Inc. (a)	1,256	3,542
Trane Technologies PLC	8,426	1,416,326
TransMedics Group, Inc. (a)	1,781	109,923
TRANSOCEAN, Ltd. (a)(b)	2,119	9,663
Travelers Cos., Inc.	5,566	1,043,569
Treace Medical Concepts, Inc. (a)	763	17,541
Triumph Financial, Inc. (a)	117	5,718
Triumph Group, Inc. (a)	3,197	33,632
Tupperware Brands Corp. (a)	311	1,288
Turning Point Brands, Inc.	101	2,185
Twilio, Inc. Class A (a)	728	35,643
Twist Bioscience Corp. (a)	1,483	35,310
Tyson Foods, Inc. Class A	8,562	532,984
Uber Technologies, Inc. (a)	6,290	155,552
Ultra Clean Holdings, Inc. (a)	311	10,310
UMH Properties, Inc. REIT	31,943	514,282
Union Pacific Corp.	7,406	1,533,560
Unisys Corp. (a)	2,139	10,930
United Parcel Service, Inc. Class B	5,566	967,593
UnitedHealth Group, Inc.	8,668	4,595,600
Unity Software, Inc. (a)	1,528	43,686
Universal Corp.	196	10,351
Upstart Holdings, Inc. (a)(b)	1,049	13,868
Upwork, Inc. (a)	941	9,824
Uranium Energy Corp. (a)(b)	3,043	11,807
Urstadt Biddle Properties, Inc. Class A, REIT	1,363	25,829
US Bancorp	16,902	737,096
Valero Energy Corp.	6,743	855,417
Vanda Pharmaceuticals, Inc. (a)	480	3,547
Vector Group, Ltd.	32,921	390,443
Vera Therapeutics, Inc. (a)(b)	452	8,746
Veracyte, Inc. (a)	206	4,888
Verizon Communications, Inc.	19,051	750,609
Vertex, Inc. Class A (a)	2,088	30,297
Vertiv Holdings Co.	920	12,567
Veru, Inc. (a)	3,881	20,492
Verve Therapeutics, Inc. (a)	882	17,067
Viad Corp. (a)	618	15,073
Viatris, Inc.	7,030	78,244

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Vicor Corp. (a)	117	$6,289
Victoria's Secret & Co. (a)	539	19,285
ViewRay, Inc. (a)	4,787	21,446
Vimeo, Inc. (a)	1,153	3,955
Vir Biotechnology, Inc. (a)	626	15,844
Virgin Galactic Holdings, Inc. (a)(b)	2,064	7,183
Viridian Therapeutics, Inc. (a)	1,256	36,688
Visa, Inc. Class A	15,538	3,228,175
Vista Outdoor, Inc. (a)	1,411	34,386
Vital Farms, Inc. (a)	129	1,925
Vivint Smart Home, Inc. (a)(b)	4,620	54,978
VMware, Inc. Class A (a)	507	62,239
Vobile Group, Ltd. (a)(b)	33,110	14,254
Vontier Corp.	2,172	41,985
Vuzix Corp. (a)(b)	6,274	22,837
Walgreens Boots Alliance, Inc.	11,125	415,630
Walmart, Inc.	11,442	1,622,361
Walt Disney Co. (a)	18,223	1,583,214
Warner Bros Discovery, Inc. (a)	15,987	151,557
Waste Management, Inc.	9,914	1,555,308
Wayfair, Inc. Class A (a)(b)	324	10,656
Wells Fargo & Co.	39,952	1,649,618
Western Digital Corp. (a)	6,936	218,831
WeWork, Inc. Class A (a)(b)	4,809	6,877
Williams Cos., Inc.	10,133	333,376
Wolfspeed, Inc. (a)(b)	311	21,471
Workhorse Group, Inc. (a)(b)	11,408	17,340
Yext, Inc. (a)	1,680	10,970
Y-mAbs Therapeutics, Inc. (a)	3,122	15,235
Yum! Brands, Inc.	5,566	712,893
Zentalis Pharmaceuticals, Inc. (a)	226	4,552
Zeta Global Holdings Corp. Class A (a)(b)	2,395	19,567
Zillow Group, Inc. Class C (a)(b)	926	29,826
Zoetis, Inc.	641	93,939
Zoom Video Communications, Inc. Class A (a)	1,655	112,110
ZoomInfo Technologies, Inc. (a)	1,470	44,262
Zscaler, Inc. (a)	724	81,016
		294,586,592
ZAMBIA — 0.0% (f)
First Quantum Minerals, Ltd. (b)	4,551	95,020
TOTAL COMMON STOCKS (Cost $528,845,599)		492,056,858

PREFERRED STOCKS — 0.0% (f)
GERMANY — 0.0% (f)
Dr. Ing. h.c. F. Porsche AG, (a)	882	89,190
Security Description	Shares	Value
UNITED STATES — 0.0% (f)
AMC Entertainment Holdings, Inc., (a)	4,306	$6,071
TOTAL PREFERRED STOCKS (Cost $140,357)		95,261
RIGHTS — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Genexine, Inc. (expiring 01/23/23) (a)	84	266
Lotte Chemical Corp. (expiring 01/20/23) (a)	4	112
		378
UNITED STATES — 0.0% (f)
Progenic Pharmaceuticals, Inc. (CVR) (a)	5,004	214
TOTAL RIGHTS (Cost $0)		592
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
PointsBet Holdings Ltd. (expiring 07/08/24) (a)(b)(d)	438	—
TOTAL WARRANTS (Cost $0)		—
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h)(i)	897,327	897,507
State Street Navigator Securities Lending Portfolio II (g)(j)	16,323,008	16,323,008
TOTAL SHORT-TERM INVESTMENTS (Cost $17,220,573)		17,220,515
TOTAL INVESTMENTS — 103.0% (Cost $546,206,529)		509,373,226
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.0)%		(14,958,234)
NET ASSETS — 100.0%		$494,414,992
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.8% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $27,392, representing 0.00% of the Fund's net assets.

See accompanying notes to Schedule of Investments.

SPDR PORTFOLIO MSCI GLOBAL STOCK MARKET ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	Investment of cash collateral for securities loaned.

ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$490,695,192	$1,334,274	$27,392	$492,056,858
Preferred Stocks	95,261	—	—	95,261
Rights	—	592	—	592
Warrants	—	—	—	0
Short-Term Investments	17,220,515	—	—	17,220,515
TOTAL INVESTMENTS	$508,010,968	$1,334,866	$27,392	$509,373,226
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	19.1%
Financials	14.5
Health Care	13.2
Industrials	12.1
Consumer Discretionary	10.6
Consumer Staples	7.2
Communication Services	6.5
Energy	5.7
Materials	4.8
Real Estate	3.1
Utilities	2.7
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.0)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	5,358	$325,820	$15,972	$—	$—	$89,963	5,566	$431,755	$3,507
State Street Institutional Liquid Reserves Fund, Premier Class	147,121	147,150	8,783,377	8,032,230	(728)	(62)	897,327	897,507	9,193
State Street Navigator Securities Lending Portfolio II	15,231,942	15,231,942	22,054,751	20,963,685	—	—	16,323,008	16,323,008	45,178
Total		$15,704,912	$30,854,100	$28,995,915	$(728)	$89,901		$17,652,270	$57,878
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.0%
AUSTRALIA — 1.3%
ANZ Group Holdings, Ltd.	19,752	$316,921
ASX, Ltd. (a)	902	41,607
Cochlear, Ltd.	288	39,866
Commonwealth Bank of Australia	5,752	400,214
CSL, Ltd.	1,738	339,161
Dexus REIT (a)	6,295	33,084
Goodman Group REIT (a)	23,713	279,166
GPT Group REIT	26,529	75,561
Macquarie Group, Ltd.	743	84,125
Medibank Pvt, Ltd.	17,284	34,577
Mineral Resources, Ltd.	2,458	128,684
National Australia Bank, Ltd.	6,541	133,340
Pilbara Minerals, Ltd. (b)	32,397	82,388
QBE Insurance Group, Ltd.	10,154	92,478
REA Group, Ltd. (a)	374	28,102
Scentre Group REIT	41,051	80,176
Stockland REIT	8,839	21,759
Suncorp Group, Ltd. (a)	18,050	147,377
Transurban Group Stapled Security	23,709	208,696
Treasury Wine Estates, Ltd.	3,992	36,845
Vicinity, Ltd. REIT	26,248	35,600
Wesfarmers, Ltd.	5,231	162,861
		2,802,588
AUSTRIA — 0.1%
Verbund AG	3,503	294,039
BELGIUM — 0.3%
Anheuser-Busch InBev SA/NV	1,367	82,094
Elia Group SA	2,598	368,216
Groupe Bruxelles Lambert NV	374	29,769
KBC Group NV	1,386	88,871
UCB SA	770	60,450
		629,400
BRAZIL — 0.9%
Americanas SA	11,562	21,132
Atacadao SA	9,821	27,493
B3 SA - Brasil Bolsa Balcao	38,489	96,300
Banco BTG Pactual SA	11,468	51,999
BB Seguridade Participacoes SA	13,255	84,630
CCR SA	83,877	171,892
Hapvida Participacoes e Investimentos SA (b)(c)	24,546	23,617
Hypera SA	7,930	67,889
Itau Unibanco Holding SA Preference Shares	28,135	133,221
Localiza Rent a Car SA	10,269	103,473
Lojas Renner SA	31,366	121,668
Magazine Luiza SA (b)	38,206	19,828
MercadoLibre, Inc. (b)	233	197,174
Natura & Co. Holding SA	9,725	21,385
Raia Drogasil SA	10,642	47,811
Security Description	Shares	Value
TIM SA	18,000	$42,275
WEG SA	33,444	243,937
Wheaton Precious Metals Corp. (a)	15,207	593,712
		2,069,436
CANADA — 4.6%
Agnico Eagle Mines, Ltd. (a)	4,703	244,218
Bank of Montreal (a)	1,520	137,602
Bank of Nova Scotia	7,709	377,442
BCE, Inc. (a)	4,602	202,054
Cameco Corp. (a)	5,569	126,139
Canadian Imperial Bank of Commerce	16,024	647,725
CGI, Inc. (b)	3,527	303,802
Dollarama, Inc.	3,068	179,309
Element Fleet Management Corp. (a)	8,300	113,019
Franco-Nevada Corp.	3,728	507,825
GFL Environmental, Inc. (a)	840	24,513
Great-West Lifeco, Inc. (a)	13,429	310,216
Hydro One, Ltd. (a)(c)	25,896	693,197
iA Financial Corp., Inc. (a)	2,071	121,162
IGM Financial, Inc. (a)	3,410	95,131
Intact Financial Corp.	1,727	248,430
Ivanhoe Mines, Ltd. Class A (a)(b)	19,605	154,820
Loblaw Cos., Ltd.	12,921	1,141,667
National Bank of Canada (a)	1,598	107,595
Northland Power, Inc.	18,563	508,686
Nutrien, Ltd. (a)	1,100	80,250
Onex Corp. (a)	4,300	207,201
Pan American Silver Corp. (a)	3,138	51,183
Power Corp. of Canada (a)	13,778	323,871
Quebecor, Inc. Class B (a)	3,400	75,781
Restaurant Brands International, Inc. (a)	1,622	104,829
RioCan Real Estate Investment Trust	11,711	182,629
Rogers Communications, Inc. Class B (a)	3,948	184,645
Royal Bank of Canada (a)	12,529	1,177,122
Shaw Communications, Inc. Class B (a)	5,521	158,954
Shopify, Inc. Class A (b)	3,278	113,730
Sun Life Financial, Inc. (a)	7,383	342,464
Thomson Reuters Corp.	1,822	207,702
TMX Group, Ltd. (a)	485	48,509
Toromont Industries, Ltd. (a)	705	50,840
Toronto-Dominion Bank	10,230	661,917
		10,216,179
CHILE — 0.3%
Antofagasta PLC	12,921	240,212
Banco de Chile	576,528	59,551
Banco de Credito e Inversiones SA	1,200	34,354
Banco Santander Chile	2,106,509	83,944

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Enel Chile SA	871,864	$39,901
Falabella SA	38,005	73,606
Lundin Mining Corp. (a)	16,134	98,951
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	1,553	125,049
		755,568
CHINA — 3.9%
360 DigiTech, Inc. ADR	3,000	61,080
Alibaba Group Holding, Ltd. (b)	66,524	735,135
Alibaba Health Information Technology, Ltd. (b)	30,000	25,561
Baidu, Inc. Class A (b)	9,922	141,998
Bank of Chengdu Co., Ltd. Class A	11,100	24,546
BOE Technology Group Co., Ltd. Class A	43,100	21,055
Bosideng International Holdings, Ltd.	44,000	20,915
Budweiser Brewing Co. APAC, Ltd. (c)	8,000	25,163
BYD Co., Ltd. Class A	2,600	96,565
BYD Co., Ltd. Class H	7,500	185,075
C&D International Investment Group, Ltd. (a)	12,000	34,978
China Common Rich Renewable Energy Investment, Ltd. (a)(d)	24,000	—
China Conch Venture Holdings, Ltd.	128,500	279,228
China Evergrande Group (a)(b)(d)	33,700	1,781
China Feihe, Ltd. (c)	75,000	63,806
China International Capital Corp., Ltd. Class H (a)(c)	18,800	35,890
China Life Insurance Co., Ltd. Class H	49,000	84,126
China Longyuan Power Group Corp., Ltd. Class H	165,000	201,680
China Medical System Holdings, Ltd.	25,000	39,334
China Overseas Land & Investment, Ltd.	82,500	217,746
China Resources Land, Ltd.	12,000	54,965
China Ruyi Holdings, Ltd. (a)(b)	120,000	29,981
China Three Gorges Renewables Group Co., Ltd. Class A	135,200	110,406
China Vanke Co., Ltd. Class H (a)	23,996	48,576
China Yangtze Power Co., Ltd. Class A	33,296	101,060
Contemporary Amperex Technology Co., Ltd. Class A	4,300	244,507
Country Garden Services Holdings Co., Ltd.	12,000	29,889
Security Description	Shares	Value
CSPC Pharmaceutical Group, Ltd.	56,720	$59,591
Daqo New Energy Corp. ADR (b)	400	15,444
ESR Group, Ltd. (c)	44,800	94,020
Ganfeng Lithium Group Co., Ltd. Class H (a)(c)	5,200	38,842
Gotion High-tech Co., Ltd. Class A	7,900	32,918
Gree Electric Appliances, Inc. of Zhuhai Class A (b)	13,300	62,128
Greentown China Holdings, Ltd. (a)	18,000	26,291
Greentown Service Group Co., Ltd. (a)	36,000	23,892
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	3,200	27,306
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	2,500	28,892
Hansoh Pharmaceutical Group Co., Ltd. (a)(c)	18,000	34,224
Hengtong Optic-electric Co., Ltd. Class A	11,200	24,379
Huadong Medicine Co., Ltd. Class A	6,000	40,585
JA Solar Technology Co., Ltd. Class A	11,140	96,751
JD Health International, Inc. (b)(c)	7,150	65,363
JD.com, Inc. Class A	3,446	97,221
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,300	30,157
KE Holdings, Inc. ADR (b)	1,884	26,301
Kingdee International Software Group Co., Ltd. (a)(b)	39,000	83,647
Koolearn Technology Holding, Ltd. (a)(b)(c)	4,000	26,906
Kweichow Moutai Co., Ltd. Class A	302	75,382
Li Auto, Inc. Class A (a)(b)	4,568	44,949
LONGi Green Energy Technology Co., Ltd. Class A (b)	35,832	218,860
Lufax Holding, Ltd. ADR	28,100	54,514
Meituan Class B (b)(c)	18,200	407,375
Ming Yang Smart Energy Group, Ltd. Class A	9,900	36,144
NARI Technology Co., Ltd. Class A	31,640	111,581
NetEase, Inc.	6,900	101,224
Ningbo Deye Technology Co., Ltd. Class A	900	43,082
Nongfu Spring Co., Ltd. Class H (c)	11,600	65,543
NXP Semiconductors NV	136	21,492
Pinduoduo, Inc. ADR (b)	1,504	122,651
Prosus NV	4,739	325,968

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Baosight Software Co., Ltd. Class A	6,920	$44,807
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	86,700	70,054
Shanghai Putailai New Energy Technology Co., Ltd. Class A	6,500	48,749
Shenzhen Inovance Technology Co., Ltd. Class A	5,200	52,234
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	600	27,401
Sichuan Chuantou Energy Co., Ltd. Class A	16,400	28,989
Sinoma Science & Technology Co., Ltd. Class A	7,900	24,469
Sunac China Holdings, Ltd. (b)(d)	11,000	1,614
Sungrow Power Supply Co., Ltd. Class A	7,000	113,111
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	15,200	82,735
Tencent Holdings, Ltd.	24,484	1,047,752
Tianqi Lithium Corp. Class A (b)	1,800	20,550
Tongwei Co., Ltd. Class A	21,200	118,213
Topsports International Holdings, Ltd. (c)	103,000	81,688
TravelSky Technology, Ltd. Class H	35,000	73,991
Trip.com Group, Ltd. ADR (b)	2,978	102,443
Unisplendour Corp., Ltd. Class A	13,500	38,068
Weibo Corp. ADR (b)	1,600	30,592
WuXi AppTec Co., Ltd. Class A	1,900	22,244
Wuxi Biologics Cayman, Inc. (b)(c)	10,000	76,682
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	16,300	25,915
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	60,800	54,140
Xinyi Solar Holdings, Ltd.	212,000	234,682
XPeng, Inc. ADR (b)	4,305	42,792
XPeng, Inc. Class A (b)	8,610	42,306
Yealink Network Technology Corp., Ltd. Class A	4,200	36,780
Yintai Gold Co., Ltd. Class A	13,100	20,903
Yuexiu Property Co., Ltd.	91,000	110,180
Yunnan Baiyao Group Co., Ltd. Class A	5,280	41,484
Zai Lab, Ltd. ADR (b)	640	19,648
Zhejiang Chint Electrics Co., Ltd. Class A	10,200	40,836
Zhejiang Expressway Co., Ltd. Class H (a)	108,000	83,163
Zhuzhou CRRC Times Electric Co., Ltd.	38,700	192,138
Security Description	Shares	Value
ZTE Corp. Class H	52,000	$114,594
		8,644,616
CZECH REPUBLIC — 0.0% (e)
Komercni Banka A/S	1,475	42,689
DENMARK — 1.1%
Chr. Hansen Holding A/S	368	26,391
Coloplast A/S Class B	251	29,250
Genmab A/S (b)	112	47,273
Novo Nordisk A/S Class B	7,902	1,063,754
Novozymes A/S Class B	10,778	544,326
ROCKWOOL A/S Class B	681	159,601
Vestas Wind Systems A/S	22,020	638,682
		2,509,277
FINLAND — 0.5%
Kesko Oyj Class B	21,503	473,210
Nokia Oyj (f)	3,785	17,479
Nokia Oyj (f)	11,079	51,293
Orion Oyj Class B	738	40,358
Sampo Oyj Class A	4,706	245,197
Wartsila OYJ Abp	29,502	247,732
		1,075,269
FRANCE — 2.8%
Airbus SE	767	90,879
Alstom SA	12,878	313,639
Bouygues SA	3,928	117,548
Capgemini SE	315	52,428
Covivio REIT	1,564	92,556
Dassault Systemes SE	13,983	499,857
Edenred	1,789	97,146
Eiffage SA	1,728	169,519
EssilorLuxottica SA	1,215	219,403
Gecina SA REIT	1,552	157,604
Getlink SE	34,631	553,475
Hermes International	67	103,326
Ipsen SA	281	30,140
Kering SA	270	137,019
Klepierre SA REIT (b)	5,836	134,099
Legrand SA	2,733	218,234
L'Oreal SA	1,188	422,969
LVMH Moet Hennessy Louis Vuitton SE	1,032	748,843
Pernod Ricard SA	1,723	337,892
Remy Cointreau SA	251	42,218
Safran SA	3,715	463,568
Sanofi	4,614	442,398
Sartorius Stedim Biotech	71	22,922
Thales SA	537	68,372
Vinci SA	5,561	553,674
Vivendi SE	3,027	28,797
Worldline SA (b)(c)	695	27,096
		6,145,621
GERMANY — 1.1%
adidas AG	529	71,961

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Allianz SE	1,611	$345,415
Beiersdorf AG	394	45,077
Carl Zeiss Meditec AG	349	43,914
Deutsche Boerse AG	492	84,749
Deutsche Post AG	842	31,614
Infineon Technologies AG	2,005	60,835
Knorr-Bremse AG	3,687	200,840
LEG Immobilien SE	811	52,677
Merck KGaA	551	106,379
MTU Aero Engines AG	969	209,108
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	424	137,564
SAP SE	4,360	448,523
Sartorius AG Preference Shares	162	63,867
Siemens AG	1,035	143,201
Siemens Healthineers AG (c)	2,596	129,469
Vonovia SE	8,298	195,010
Zalando SE (b)(c)	1,039	36,715
		2,406,918
GREECE — 0.1%
JUMBO SA	2,019	34,433
Terna Energy SA	4,560	99,183
		133,616
HONG KONG — 0.5%
AIA Group, Ltd.	33,400	371,446
Henderson Land Development Co., Ltd.	93,000	324,698
Hong Kong Exchanges & Clearing, Ltd.	5,733	247,685
Prudential PLC	4,101	55,621
Sino Biopharmaceutical, Ltd.	55,750	32,643
		1,032,093
INDIA — 1.3%
Adani Green Energy, Ltd. (b)	11,455	267,482
Asian Paints, Ltd.	776	28,964
AU Small Finance Bank, Ltd. (c)	6,239	49,355
Avenue Supermarts, Ltd. (b)(c)	716	35,214
Bajaj Finance, Ltd.	971	77,173
Bajaj Finserv, Ltd.	3,820	71,471
Bandhan Bank, Ltd. (b)(c)	29,910	84,672
Bharat Electronics, Ltd.	117,687	142,112
Bharti Airtel, Ltd.	3,735	36,393
Biocon, Ltd.	6,404	20,269
Cholamandalam Investment & Finance Co., Ltd.	2,578	22,527
Colgate-Palmolive India, Ltd.	1,433	26,611
Divi's Laboratories, Ltd.	604	24,919
DLF, Ltd.	17,327	78,540
Havells India, Ltd.	11,308	150,347
HCL Technologies, Ltd.	4,252	53,416
HDFC Life Insurance Co., Ltd. (c)	3,345	22,895
Security Description	Shares	Value
Hindustan Unilever, Ltd.	3,073	$95,130
Housing Development Finance Corp., Ltd.	5,649	180,102
Infosys, Ltd. ADR	16,535	297,795
Kotak Mahindra Bank, Ltd.	3,123	68,977
PI Industries, Ltd.	2,125	87,844
SBI Life Insurance Co., Ltd. (c)	2,021	30,079
Sun Pharmaceutical Industries, Ltd.	6,596	79,841
Tata Consultancy Services, Ltd.	6,585	259,221
Tata Consumer Products, Ltd.	3,905	36,201
Tech Mahindra, Ltd.	5,978	73,444
Torrent Pharmaceuticals, Ltd.	3,459	64,832
Trent, Ltd.	5,235	85,511
Wipro, Ltd. ADR (a)	33,674	156,921
Yes Bank, Ltd. (b)	545,039	135,716
Zomato, Ltd. (b)	28,311	20,293
		2,864,267
INDONESIA — 0.1%
Bank Central Asia Tbk PT	94,600	51,957
Merdeka Copper Gold Tbk PT (b)	523,749	138,612
		190,569
IRELAND — 0.2%
Kingspan Group PLC (a)	7,027	379,328
ISRAEL — 0.1%
Azrieli Group, Ltd.	1,160	76,796
Bank Hapoalim BM	14,261	128,202
Isracard, Ltd.	—	1
Nice, Ltd. (b)	122	23,511
		228,510
ITALY — 0.5%
Amplifon SpA	2,177	64,637
Davide Campari-Milano NV	4,450	45,042
DiaSorin SpA	182	25,329
FinecoBank Banca Fineco SpA	3,247	53,782
Mediobanca Banca di Credito Finanziario SpA	13,408	128,558
Moncler SpA	513	27,101
Recordati Industria Chimica e Farmaceutica SpA	1,375	56,865
Terna - Rete Elettrica Nazionale	110,740	815,492
		1,216,806
JAPAN — 5.2%
Advantest Corp.	400	25,708
Asahi Intecc Co., Ltd.	1,400	22,961
Astellas Pharma, Inc.	12,400	188,568
Azbil Corp. (a)	9,000	226,799
Chugai Pharmaceutical Co., Ltd.	5,000	127,629
Daiichi Sankyo Co., Ltd.	9,900	318,883

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Daito Trust Construction Co., Ltd.	400	$41,047
East Japan Railway Co.	13,800	786,509
Eisai Co., Ltd.	1,100	72,564
FANUC Corp.	6,200	932,032
Fast Retailing Co., Ltd.	400	244,132
FUJIFILM Holdings Corp.	5,600	281,178
Fujitsu, Ltd.	400	53,401
Hamamatsu Photonics KK	1,300	62,268
Hikari Tsushin, Inc.	500	70,560
Hoya Corp.	1,500	144,435
Ibiden Co., Ltd.	1,400	50,771
Itochu Techno-Solutions Corp.	1,500	34,901
Japan Exchange Group, Inc.	1,600	23,010
Keio Corp. (a)	2,000	73,364
Keisei Electric Railway Co., Ltd.	10,200	290,280
Keyence Corp.	800	311,766
Kikkoman Corp.	400	21,039
Koito Manufacturing Co., Ltd.	3,900	58,731
Kubota Corp.	7,800	107,413
Kurita Water Industries, Ltd.	8,200	339,323
Kyocera Corp.	10,600	526,365
Kyowa Kirin Co., Ltd.	1,100	25,177
Lasertec Corp.	200	32,961
M3, Inc.	1,200	32,541
Mitsui Fudosan Co., Ltd.	5,500	100,750
MonotaRO Co., Ltd. (a)	1,300	18,296
Murata Manufacturing Co., Ltd.	1,500	74,895
NEC Corp.	3,200	112,410
Nexon Co., Ltd.	1,400	31,428
NGK Insulators, Ltd.	4,500	57,228
Nidec Corp.	1,800	93,298
Nintendo Co., Ltd.	1,300	54,504
Nippon Shinyaku Co., Ltd.	400	22,676
NTT Data Corp.	1,500	21,964
Obic Co., Ltd.	200	29,421
Olympus Corp.	5,500	98,041
Omron Corp.	12,000	582,515
Ono Pharmaceutical Co., Ltd.	3,900	91,127
Oriental Land Co., Ltd.	500	72,606
ORIX Corp.	7,300	117,208
Pan Pacific International Holdings Corp. (a)	1,600	29,746
Rakuten Group, Inc. (a)(b)	7,000	31,619
Recruit Holdings Co., Ltd.	4,300	136,126
Renesas Electronics Corp. (b)	4,100	36,776
SBI Holdings, Inc.	7,200	137,348
Seiko Epson Corp.	12,300	179,543
Sekisui Chemical Co., Ltd.	21,800	304,832
Shionogi & Co., Ltd.	1,400	69,881
Shiseido Co., Ltd. (a)	2,100	102,991
Shizuoka Financial Group, Inc.	19,200	153,518
SMC Corp.	100	42,124
Softbank Corp.	12,200	137,585
SoftBank Group Corp.	3,200	136,881
Security Description	Shares	Value
Sony Group Corp.	5,200	$395,483
Sumitomo Metal Mining Co., Ltd.	17,500	619,519
Sysmex Corp.	800	48,493
TDK Corp.	2,000	65,709
Terumo Corp.	6,000	170,344
TIS, Inc.	7,300	192,535
Tokio Marine Holdings, Inc.	8,700	186,436
Tokyo Electron, Ltd.	200	58,934
Toyota Motor Corp.	37,100	509,635
Yamaha Corp.	600	22,373
Yaskawa Electric Corp.	13,100	419,474
Yokogawa Electric Corp.	18,000	287,165
Z Holdings Corp.	9,100	22,897
		11,602,650
KUWAIT — 0.3%
Agility Public Warehousing Co. KSC	62,939	148,068
Boubyan Bank KSCP	31,347	81,735
Gulf Bank KSCP	37,456	38,429
National Bank of Kuwait SAKP	114,994	405,043
		673,275
LUXEMBOURG — 0.0% (e)
Eurofins Scientific SE	506	36,214
Reinet Investments SCA	3,019	58,084
		94,298
MEXICO — 0.3%
Banco del Bajio SA (c)	7,200	22,741
Fibra Uno Administracion SA de CV REIT	96,096	113,221
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,120	73,343
Grupo Aeroportuario del Sureste SAB de CV Class B	2,261	52,752
Grupo Mexico SAB de CV Class B	38,300	134,452
Grupo Televisa SAB Series CPO	21,544	19,590
Orbia Advance Corp. SAB de CV	79,166	140,155
Promotora y Operadora de Infraestructura SAB de CV	16,914	138,490
		694,744
NETHERLANDS — 0.5%
Adyen NV (b)(c)	63	86,628
Akzo Nobel NV	310	20,698
ASML Holding NV (a)	1,430	768,883
NN Group NV	4,565	185,915
Universal Music Group NV (a)	3,057	73,441
		1,135,565
NEW ZEALAND — 0.2%
Mercury NZ, Ltd.	45,005	158,257
Meridian Energy, Ltd.	49,551	164,214

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Xero, Ltd. (b)	787	$37,503
		359,974
NORWAY — 0.3%
DNB Bank ASA	16,671	329,071
Gjensidige Forsikring ASA	9,702	189,293
Mowi ASA	3,230	54,822
		573,186
PERU — 0.1%
Southern Copper Corp.	3,600	217,404
POLAND — 0.2%
Bank Polska Kasa Opieki SA	4,301	84,819
LPP SA	13	31,564
Powszechna Kasa Oszczednosci Bank Polski SA	17,204	118,805
Powszechny Zaklad Ubezpieczen SA	17,940	144,870
Santander Bank Polska SA	2,052	121,354
		501,412
PORTUGAL — 0.0% (e)
EDP - Energias de Portugal SA	16,856	83,759
QATAR — 0.3%
Barwa Real Estate Co.	150,115	118,427
Masraf Al Rayan QSC	190,419	165,804
Mesaieed Petrochemical Holding Co.	203,017	118,574
Qatar International Islamic Bank QSC	28,284	80,773
Qatar Islamic Bank SAQ	18,815	95,890
		579,468
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	19,158	116,051
RUSSIA — 0.0% (e)
Alrosa PJSC (b)(d)	15,622	—
Magnit PJSC GDR (b)(d)	2	—
Magnit PJSC (b)	272	—
Mobile TeleSystems PJSC ADR (b)(d)	3,579	—
Moscow Exchange MICEX (b)(d)	29,855	—
Ozon Holdings PLC ADR (b)(d)	328	—
Polyus PJSC GDR (b)(d)	234	—
Sberbank of Russia PJSC (b)(d)	32,012	—
TCS Group Holding PLC GDR (b)(d)	275	—
United Co. RUSAL International PJSC (b)(d)	46,750	—
VK Co., Ltd. GDR (b)(d)	1,325	—
VTB Bank PJSC (b)(d)	12,978,000	—
Yandex NV Class A (b)(d)	733	—
		—
Security Description	Shares	Value
SAUDI ARABIA — 1.0%
Al Rajhi Bank (b)	21,068	$421,584
Alinma Bank (b)	20,690	179,207
Arab National Bank (b)	12,686	108,192
Bank AlBilad (b)	18,479	218,571
Bank Al-Jazira	30,128	152,965
Banque Saudi Fransi (b)	10,999	118,829
Dar Al Arkan Real Estate Development Co. (b)	41,664	128,828
Delivery Hero SE (b)(c)	549	26,238
Dr Sulaiman Al Habib Medical Services Group Co.	567	33,284
Etihad Etisalat Co.	7,688	71,090
Jarir Marketing Co.	1,469	58,635
Riyad Bank (b)	15,901	134,553
SABIC Agri-Nutrients Co. (b)	4,995	194,324
Saudi British Bank	17,844	184,945
Saudi National Bank	15,588	209,472
Saudi Research & Media Group (b)	657	31,819
Saudi Tadawul Group Holding Co.	492	23,697
Saudi Telecom Co.	2,875	28,000
		2,324,233
SINGAPORE — 0.5%
BOC Aviation, Ltd. (c)	16,400	136,895
CapitaLand Ascendas REIT	151,200	308,894
CapitaLand Integrated Commercial Trust REIT	250,200	380,561
City Developments, Ltd.	32,232	197,785
Genting Singapore, Ltd.	119,500	85,090
Singapore Exchange, Ltd.	4,200	28,027
STMicroelectronics NV	736	25,917
UOL Group, Ltd.	11,492	57,580
		1,220,749
SOUTH AFRICA — 0.4%
Absa Group, Ltd.	4,145	47,236
Capitec Bank Holdings, Ltd.	629	68,706
Discovery, Ltd. (b)	9,634	69,842
Gold Fields, Ltd.	7,792	80,668
Growthpoint Properties, Ltd. REIT	270,106	230,816
Mr. Price Group, Ltd.	3,731	34,852
Naspers, Ltd. Class N	1,025	170,141
Old Mutual, Ltd.	53,803	33,075
Old Mutual, Ltd. (a)	45,935	28,125
Woolworths Holdings, Ltd.	15,843	61,854
		825,315
SOUTH KOREA — 0.9%
Amorepacific Corp. (b)	255	27,728
BGF retail Co., Ltd. (b)	219	36,457
Celltrion Healthcare Co., Ltd.	795	36,465
Coway Co., Ltd. (b)	522	23,076
DB Insurance Co., Ltd. (b)	1,176	60,730
Hanwha Solutions Corp. (b)	5,821	197,946

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
HLB, Inc. (b)	1,045	$23,470
Kakao Corp.	779	32,713
Kia Corp. (b)	698	32,733
L&F Co., Ltd. (b)	179	24,560
LG Energy Solution, Ltd. (b)	96	33,063
LG H&H Co., Ltd. (b)	63	35,972
NAVER Corp.	458	64,290
Samsung Electronics Co., Ltd.	11,396	498,378
Samsung SDI Co., Ltd.	1,467	685,644
SK Biopharmaceuticals Co., Ltd. (b)	390	22,237
SK Hynix, Inc.	1,464	86,833
SK Square Co., Ltd. (b)	2,753	73,043
Yuhan Corp. (b)	768	34,741
		2,030,079
SPAIN — 1.3%
Acciona SA	1,943	356,463
ACS Actividades de Construccion y Servicios SA (a)	12,876	367,871
Aena SME SA (b)(c)	873	109,289
Amadeus IT Group SA (b)	2,092	108,397
EDP Renovaveis SA	12,662	278,108
Ferrovial SA	12,766	333,392
Iberdrola SA	41,340	482,233
Industria de Diseno Textil SA	10,521	279,029
Red Electrica Corp. SA	31,950	554,443
		2,869,225
SWEDEN — 0.8%
Atlas Copco AB Class A	8,150	96,287
Boliden AB	8,185	307,345
Epiroc AB Class A	10,439	190,205
Epiroc AB Class B	4,323	69,557
Fastighets AB Balder Class B (b)	5,177	24,108
H & M Hennes & Mauritz AB Class B (a)	5,958	64,180
Hexagon AB Class B	6,534	68,353
Industrivarden AB Class C (a)	1,406	34,140
Kinnevik AB Class B (b)	1,685	23,158
Nibe Industrier AB Class B	24,338	226,807
Skandinaviska Enskilda Banken AB Class A	12,033	138,525
Skanska AB Class B	22,061	349,351
Svenska Cellulosa AB SCA Class B	1,735	21,972
Tele2 AB Class B	2,560	20,909
Telefonaktiebolaget LM Ericsson Class B	21,173	123,752
Telia Co. AB	18,228	46,639
		1,805,288
SWITZERLAND — 3.3%
ABB, Ltd.	49,119	1,489,709
Alcon, Inc.	2,118	144,634
Baloise Holding AG	2,507	386,672
Security Description	Shares	Value
Banque Cantonale Vaudoise	321	$30,792
BKW AG	1,663	227,377
Chocoladefabriken Lindt & Spruengli AG	2	205,361
Cie Financiere Richemont SA Class A	3,351	434,268
Credit Suisse Group AG	1,458	4,356
Geberit AG	592	278,660
Givaudan SA	59	180,660
Julius Baer Group, Ltd.	2,239	130,342
Kuehne + Nagel International AG	164	38,146
Novartis AG	12,227	1,104,685
Partners Group Holding AG	142	125,363
Roche Holding AG	3,148	988,429
Sonova Holding AG	280	66,368
Straumann Holding AG	697	79,554
Swiss Life Holding AG	124	63,903
Swiss Prime Site AG	1,535	132,977
Swisscom AG	1,014	555,223
TE Connectivity, Ltd.	2,236	256,693
Zurich Insurance Group AG	692	330,817
		7,254,989
TAIWAN — 1.1%
Accton Technology Corp.	13,000	99,185
Advantech Co., Ltd.	5,000	53,847
Cathay Financial Holding Co., Ltd.	102,712	133,672
Delta Electronics, Inc.	37,000	344,894
E Ink Holdings, Inc.	4,000	20,953
Largan Precision Co., Ltd.	1,000	66,373
MediaTek, Inc.	5,000	101,674
Novatek Microelectronics Corp.	2,000	20,530
Taiwan High Speed Rail Corp.	155,000	144,987
Taiwan Semiconductor Manufacturing Co., Ltd.	87,000	1,269,525
Wiwynn Corp.	4,000	103,724
		2,359,364
THAILAND — 0.5%
Asset World Corp. PCL NVDR	237,900	43,273
Asset World Corp. PCL	231,800	42,164
Bangkok Expressway & Metro PCL	118,800	33,615
Bangkok Expressway & Metro PCL NVDR	482,800	136,609
BTS Group Holdings PCL NVDR	512,884	124,389
BTS Group Holdings PCL	103,800	25,175
Central Retail Corp. PCL NVDR	39,400	52,613
Central Retail Corp. PCL	28,000	37,390
Delta Electronics Thailand PCL	2,200	52,721
Delta Electronics Thailand PCL NVDR	600	14,378
Energy Absolute PCL NVDR	121,300	339,717
Krungthai Card PCL NVDR	16,285	27,741

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SCB X PCL NVDR	49,300	$152,305
SCB X PCL	3,600	11,122
		1,093,212
TURKEY — 0.1%
Aselsan Elektronik Sanayi Ve Ticaret A/S	53,851	178,789
Hektas Ticaret TAS (b)	13,152	26,431
		205,220
UNITED ARAB EMIRATES — 0.0% (e)
Emaar Properties PJSC	21,084	33,641
UNITED KINGDOM — 2.1%
3i Group PLC	51,249	827,000
Abrdn PLC	17,664	40,212
Admiral Group PLC	903	23,212
Ashtead Group PLC	4,184	237,555
AstraZeneca PLC ADR	1,376	93,293
AstraZeneca PLC	5,347	721,532
Aviva PLC	35,490	189,035
Barclays PLC	37,952	72,368
Barratt Developments PLC	17,794	84,933
Berkeley Group Holdings PLC	2,267	102,889
Bunzl PLC	3,848	127,708
Coca-Cola Europacific Partners PLC	1,168	64,614
Compass Group PLC	3,036	70,027
Diageo PLC	6,322	277,573
Experian PLC	3,864	130,748
Haleon PLC (b)	23,190	91,315
Halma PLC	7,265	172,509
Hargreaves Lansdown PLC	2,255	23,225
HSBC Holdings PLC	31,412	194,860
Informa PLC	19,376	144,413
Just Eat Takeaway.com NV (b)(c)	1,018	21,458
Kingfisher PLC	7,426	21,090
London Stock Exchange Group PLC	1,084	93,049
Next PLC	1,099	76,755
Ocado Group PLC (a)(b)	2,785	20,663
Pearson PLC	3,445	38,920
Persimmon PLC	1,453	21,271
RELX PLC (f)	3,782	104,090
RELX PLC (f)	1,263	34,831
Rolls-Royce Holdings PLC (b)	212,629	238,379
Schroders PLC	4,112	21,566
Segro PLC REIT	17,034	156,463
Smith & Nephew PLC	4,984	66,517
Taylor Wimpey PLC	18,310	22,389
Unilever PLC	1,507	75,810
WPP PLC	2,525	24,912
		4,727,184
UNITED STATES — 59.9%
3M Co.	600	71,952
Abbott Laboratories	5,222	573,323
Security Description	Shares	Value
AbbVie, Inc.	6,324	$1,022,022
Accenture PLC Class A	3,373	900,051
Activision Blizzard, Inc.	1,996	152,794
Adobe, Inc. (b)	2,170	730,270
Advanced Micro Devices, Inc. (b)	5,054	327,348
Aflac, Inc.	7,837	563,794
Agilent Technologies, Inc.	1,373	205,469
Airbnb, Inc. Class A (b)	1,000	85,500
Albemarle Corp.	335	72,648
Align Technology, Inc. (b)	357	75,291
Allegion PLC	1,977	208,099
Allstate Corp.	2,236	303,202
Ally Financial, Inc.	1,257	30,734
Alnylam Pharmaceuticals, Inc. (b)	437	103,853
Alphabet, Inc. Class A (b)	18,500	1,632,255
Alphabet, Inc. Class C (b)	29,270	2,597,127
Amazon.com, Inc. (b)	35,637	2,993,508
American Express Co.	3,864	570,906
American Financial Group, Inc.	1,647	226,100
American International Group, Inc.	5,788	366,033
American Tower Corp. REIT	1,673	354,442
Ameriprise Financial, Inc.	884	275,251
AMETEK, Inc.	2,621	366,206
Amgen, Inc.	2,285	600,132
Amphenol Corp. Class A	2,456	187,000
Analog Devices, Inc.	7,830	1,284,355
Annaly Capital Management, Inc. REIT	8,363	176,292
ANSYS, Inc. (b)	146	35,272
Aon PLC Class A	868	260,522
Apollo Global Management, Inc.	3,355	214,015
Apple, Inc.	66,667	8,662,043
Applied Materials, Inc.	2,149	209,270
Arch Capital Group, Ltd. (b)	3,799	238,501
Arthur J Gallagher & Co.	772	145,553
Assurant, Inc.	1,230	153,824
Autodesk, Inc. (b)	915	170,986
Automatic Data Processing, Inc.	2,121	506,622
AutoZone, Inc. (b)	97	239,219
AvalonBay Communities, Inc. REIT	1,643	265,377
Avantor, Inc. (b)	4,233	89,274
Ball Corp.	1,315	67,249
Bank of America Corp.	35,096	1,162,380
Bank of New York Mellon Corp.	5,023	228,647
Bath & Body Works, Inc.	547	23,051
Baxter International, Inc.	2,198	112,032
Becton Dickinson & Co.	1,507	383,230
Berkshire Hathaway, Inc. Class B (b)	2,398	740,742
Best Buy Co., Inc.	715	57,350
Biogen, Inc. (b)	627	173,629

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
BioMarin Pharmaceutical, Inc. (b)	792	$81,964
Bio-Rad Laboratories, Inc. Class A (b)	110	46,254
Bio-Techne Corp.	576	47,739
BlackRock, Inc.	813	576,116
Blackstone, Inc.	3,363	249,501
Block, Inc. CDI (b)(f)	381	23,755
Block, Inc. (b)(f)	978	61,458
Booking Holdings, Inc. (b)	147	296,246
Booz Allen Hamilton Holding Corp.	574	59,994
Boston Properties, Inc. REIT	2,432	164,355
Boston Scientific Corp. (b)	10,800	499,716
Bristol-Myers Squibb Co.	10,906	784,687
Broadcom, Inc.	1,384	773,836
Broadridge Financial Solutions, Inc.	1,161	155,725
Brown & Brown, Inc.	1,556	88,645
Brown-Forman Corp. Class B	1,886	123,872
Burlington Stores, Inc. (b)	383	77,657
Caesars Entertainment, Inc. (b)	448	18,637
Capital One Financial Corp.	2,314	215,109
Carlyle Group, Inc.	963	28,736
CarMax, Inc. (b)	1,059	64,483
Carrier Global Corp.	1,277	52,676
Catalent, Inc. (b)	1,176	52,932
Cboe Global Markets, Inc.	527	66,123
CBRE Group, Inc. Class A (b)	4,344	334,314
CDW Corp.	2,320	414,306
Centene Corp. (b)	310	25,423
Charles Schwab Corp.	7,087	590,064
Charter Communications, Inc. Class A (b)	614	208,207
Chipotle Mexican Grill, Inc. (b)	60	83,249
Chubb, Ltd.	2,549	562,309
Church & Dwight Co., Inc.	1,741	140,342
Cincinnati Financial Corp.	1,387	142,015
Cintas Corp.	147	66,388
Cisco Systems, Inc.	21,663	1,032,025
Citizens Financial Group, Inc.	645	25,394
Clorox Co.	174	24,417
CME Group, Inc.	1,721	289,403
Coca-Cola Co.	17,295	1,100,135
Cognex Corp.	729	34,343
Cognizant Technology Solutions Corp. Class A	3,156	180,492
Colgate-Palmolive Co.	4,174	328,869
Comcast Corp. Class A	18,262	638,622
Constellation Brands, Inc. Class A	464	107,532
Constellation Energy Corp.	395	34,053
Cooper Cos., Inc.	186	61,505
Copart, Inc. (b)	1,126	68,562
Corning, Inc.	12,883	411,483
CoStar Group, Inc. (b)	1,091	84,312
Security Description	Shares	Value
Crowdstrike Holdings, Inc. Class A (b)	145	$15,267
Crown Castle, Inc. REIT	2,023	274,400
CVS Health Corp.	2,469	230,086
D.R. Horton, Inc.	1,115	99,391
Danaher Corp.	2,571	682,395
Darling Ingredients, Inc. (b)	1,600	100,144
Deere & Co.	1,106	474,209
DENTSPLY SIRONA, Inc.	680	21,651
DexCom, Inc. (b)	1,526	172,804
Digital Realty Trust, Inc. REIT	2,060	206,556
Discover Financial Services	1,622	158,680
DISH Network Corp. Class A (b)	1,495	20,990
DocuSign, Inc. (b)	467	25,881
Dollar General Corp.	1,184	291,560
Dollar Tree, Inc. (b)	1,170	165,485
DoorDash, Inc. Class A (b)	340	16,599
Eaton Corp. PLC	2,472	387,980
eBay, Inc.	4,579	189,891
Edison International	26,216	1,667,862
Edwards Lifesciences Corp. (b)	4,992	372,453
Elanco Animal Health, Inc. (b)	4,190	51,202
Electronic Arts, Inc.	221	27,002
Elevance Health, Inc.	1,332	683,276
Eli Lilly & Co.	4,491	1,642,987
Enphase Energy, Inc. (b)	1,313	347,892
EPAM Systems, Inc. (b)	101	33,102
Equifax, Inc.	322	62,584
Equinix, Inc. REIT	923	604,593
Equitable Holdings, Inc.	6,706	192,462
Equity Residential REIT	3,039	179,301
Erie Indemnity Co. Class A	234	58,200
Essex Property Trust, Inc. REIT	1,004	212,768
Estee Lauder Cos., Inc. Class A	1,284	318,573
Etsy, Inc. (b)	893	106,964
Everest Re Group, Ltd.	248	82,155
Exact Sciences Corp. (b)	539	26,686
Expeditors International of Washington, Inc.	1,135	117,949
Extra Space Storage, Inc. REIT	804	118,333
F5, Inc. (b)	1,272	182,545
FactSet Research Systems, Inc.	80	32,097
Fastenal Co.	6,402	302,943
Fidelity National Information Services, Inc. (f)	2,322	157,547
Fifth Third Bancorp	6,721	220,516
First Republic Bank	1,278	155,775
First Solar, Inc. (b)	2,100	314,559
Fiserv, Inc. (b)	2,616	264,399
FleetCor Technologies, Inc. (b)	391	71,819
FMC Corp.	600	74,880
Ford Motor Co.	20,162	234,484
Fortinet, Inc. (b)	2,753	134,594

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Fortive Corp.	3,904	$250,832
Fox Corp. Class A	2,578	78,294
Fox Corp. Class B	2,359	67,114
Garmin, Ltd.	1,183	109,179
Gartner, Inc. (b)	206	69,245
Genuine Parts Co.	890	154,424
Gilead Sciences, Inc.	1,587	136,244
Global Payments, Inc.	1,312	130,308
Globe Life, Inc.	1,038	125,131
GoDaddy, Inc. Class A (b)	575	43,022
Goldman Sachs Group, Inc.	318	109,195
GSK PLC	18,552	320,818
Hartford Financial Services Group, Inc.	3,190	241,898
Hasbro, Inc.	850	51,859
HEICO Corp.	764	117,381
HEICO Corp. Class A	370	44,345
Henry Schein, Inc. (b)	2,333	186,337
Hershey Co.	647	149,826
Hewlett Packard Enterprise Co.	38,725	618,051
Hilton Worldwide Holdings, Inc.	300	37,908
Hologic, Inc. (b)	1,888	141,241
Home Depot, Inc.	4,417	1,395,154
Honeywell International, Inc.	5,794	1,241,654
Horizon Therapeutics PLC (b)	326	37,099
Howmet Aerospace, Inc.	8,104	319,379
Humana, Inc.	722	369,801
Huntington Bancshares, Inc.	3,276	46,192
IDEXX Laboratories, Inc. (b)	472	192,557
Illinois Tool Works, Inc.	3,760	828,328
Illumina, Inc. (b)	836	169,039
Incyte Corp. (b)	565	45,381
Insulet Corp. (b)	252	74,186
Intel Corp.	22,837	603,582
Intercontinental Exchange, Inc.	2,510	257,501
International Business Machines Corp.	8,972	1,264,065
International Flavors & Fragrances, Inc.	485	50,847
Interpublic Group of Cos., Inc.	1,531	50,998
Intuit, Inc.	1,401	545,297
Intuitive Surgical, Inc. (b)	1,789	474,711
Invesco, Ltd.	10,479	188,517
IQVIA Holdings, Inc. (b)	1,660	340,117
Iron Mountain, Inc. REIT	1,569	78,215
Jack Henry & Associates, Inc.	186	32,654
Jacobs Solutions, Inc.	1,760	211,323
Jazz Pharmaceuticals PLC (b)	677	107,853
Johnson & Johnson	11,316	1,998,971
JPMorgan Chase & Co.	13,702	1,837,438
Juniper Networks, Inc.	11,503	367,636
Keurig Dr. Pepper, Inc.	6,163	219,773
KeyCorp.	16,908	294,537
Keysight Technologies, Inc. (b)	1,350	230,945
KKR & Co., Inc.	2,590	120,228
KLA Corp.	737	277,871
Security Description	Shares	Value
Kraft Heinz Co.	799	$32,527
L3Harris Technologies, Inc.	1,124	234,028
Laboratory Corp. of America Holdings	324	76,296
Lam Research Corp.	445	187,034
Leidos Holdings, Inc.	654	68,794
Lennar Corp. Class A	1,140	103,170
Liberty Media Corp.-Liberty Formula One Class C (b)	1,448	86,561
Liberty Media Corp.-Liberty SiriusXM Class A (b)	1,294	50,867
Liberty Media Corp.-Liberty SiriusXM Class C (b)	939	36,743
Lincoln National Corp.	1,980	60,826
Live Nation Entertainment, Inc. (b)	1,109	77,342
LKQ Corp.	2,497	133,365
Lowe's Cos., Inc.	2,878	573,413
Lululemon Athletica, Inc. (b)	808	258,867
M&T Bank Corp.	1,360	197,282
Markel Corp. (b)	128	168,639
MarketAxess Holdings, Inc.	144	40,160
Marriott International, Inc. Class A	258	38,414
Marsh & McLennan Cos., Inc.	2,750	455,070
Marvell Technology, Inc.	4,392	162,680
Masco Corp.	468	21,842
Masimo Corp. (b)	177	26,187
Mastercard, Inc. Class A	3,840	1,335,283
Match Group, Inc. (b)	882	36,594
McDonald's Corp.	3,809	1,003,786
Medical Properties Trust, Inc. REIT (a)	6,316	70,360
Medtronic PLC	7,928	616,164
Merck & Co., Inc.	15,015	1,665,914
Meta Platforms, Inc. Class A (b)	9,461	1,138,537
MetLife, Inc.	7,981	577,585
Mettler-Toledo International, Inc. (b)	133	192,245
Micron Technology, Inc.	1,844	92,163
Microsoft Corp.	30,486	7,311,153
Moderna, Inc. (b)	1,259	226,142
Molina Healthcare, Inc. (b)	186	61,421
Monster Beverage Corp. (b)	837	84,981
Moody's Corp.	1,455	405,392
Morgan Stanley	6,058	515,051
Motorola Solutions, Inc.	1,709	440,426
Nasdaq, Inc.	1,652	101,350
Nestle SA	6,630	767,767
NetApp, Inc.	1,506	90,450
Netflix, Inc. (b)	1,836	541,400
Neurocrine Biosciences, Inc. (b)	341	40,729
Newmont Corp.	6,227	293,914
NIKE, Inc. Class B	4,609	539,299
Northern Trust Corp.	1,375	121,674

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Novocure, Ltd. (a)(b)	266	$19,511
Nucor Corp.	1,147	151,186
NVIDIA Corp.	10,936	1,598,187
NVR, Inc. (b)	11	50,738
Old Dominion Freight Line, Inc.	171	48,526
Omnicom Group, Inc.	985	80,346
Oracle Corp.	11,210	916,305
O'Reilly Automotive, Inc. (b)	463	390,786
PACCAR, Inc.	2,584	255,738
Palantir Technologies, Inc. Class A (b)	3,283	21,077
Palo Alto Networks, Inc. (b)	1,122	156,564
Paramount Global Class B	3,527	59,536
Parker-Hannifin Corp.	1,121	326,211
Paychex, Inc.	1,727	199,572
Paycom Software, Inc. (b)	91	28,238
PayPal Holdings, Inc. (b)	4,627	329,535
Pentair PLC	6,708	301,726
PepsiCo, Inc.	5,102	921,727
PerkinElmer, Inc.	1,962	275,112
Pfizer, Inc.	23,423	1,200,195
Pinterest, Inc. Class A (b)	1,481	35,959
Plug Power, Inc. (a)(b)	6,905	85,415
PNC Financial Services Group, Inc.	2,819	445,233
Pool Corp.	196	59,257
PPG Industries, Inc.	2,654	333,714
Procter & Gamble Co.	8,699	1,318,420
Progressive Corp.	2,643	342,824
Prologis, Inc. REIT	5,792	652,932
Prudential Financial, Inc.	3,558	353,879
Public Storage REIT	1,011	283,272
PulteGroup, Inc.	977	44,483
QIAGEN NV (b)	553	27,745
QUALCOMM, Inc.	5,075	557,945
Quest Diagnostics, Inc.	389	60,855
Raymond James Financial, Inc.	705	75,329
Raytheon Technologies Corp.	14,678	1,481,304
Realty Income Corp. REIT	3,647	231,329
Regency Centers Corp. REIT	3,250	203,125
Regeneron Pharmaceuticals, Inc. (b)	406	292,925
Regions Financial Corp.	8,174	176,231
ResMed, Inc.	989	205,841
Robert Half International, Inc.	434	32,042
Rockwell Automation, Inc.	935	240,828
Rollins, Inc.	1,090	39,829
Roper Technologies, Inc.	135	58,332
Ross Stores, Inc.	1,975	229,238
Royalty Pharma PLC Class A	2,019	79,791
S&P Global, Inc.	2,354	788,449
Salesforce, Inc. (b)	3,540	469,369
SBA Communications Corp. REIT	421	118,011
Schneider Electric SE	9,947	1,387,715
Seagen, Inc. (b)	243	31,228
Security Description	Shares	Value
SEI Investments Co.	804	$46,873
ServiceNow, Inc. (b)	1,193	463,206
Sherwin-Williams Co.	2,866	680,188
Simon Property Group, Inc. REIT	2,614	307,093
Sirius XM Holdings, Inc.	10,055	58,721
Skyworks Solutions, Inc.	199	18,135
Snap, Inc. Class A (b)	3,269	29,258
Snap-on, Inc.	132	30,161
Snowflake, Inc. Class A (b)	569	81,674
SolarEdge Technologies, Inc. (b)	961	272,222
Splunk, Inc. (b)	604	51,998
Stanley Black & Decker, Inc.	666	50,030
Starbucks Corp.	4,767	472,886
State Street Corp. (g)	576	44,680
Steel Dynamics, Inc.	500	48,850
STERIS PLC	378	69,813
Stryker Corp.	1,968	481,156
Sun Communities, Inc. REIT	165	23,595
SVB Financial Group (b)	484	111,388
Swiss Re AG	2,015	188,345
Synchrony Financial	4,147	136,270
T Rowe Price Group, Inc.	1,291	140,796
Target Corp.	2,296	342,196
Teledyne Technologies, Inc. (b)	703	281,137
Teleflex, Inc.	289	72,143
Teradyne, Inc.	1,055	92,154
Tesla, Inc. (b)	11,415	1,406,100
Texas Instruments, Inc.	4,085	674,924
Texas Pacific Land Corp.	84	196,915
Textron, Inc.	700	49,560
Thermo Fisher Scientific, Inc.	1,919	1,056,774
TJX Cos., Inc.	9,340	743,464
T-Mobile US, Inc. (b)	1,725	241,500
Trade Desk, Inc. Class A (b)	1,339	60,027
Tradeweb Markets, Inc. Class A	346	22,466
Trane Technologies PLC	100	16,809
TransDigm Group, Inc.	318	200,229
TransUnion	343	19,465
Travelers Cos., Inc.	1,837	344,419
Trimble, Inc. (b)	2,745	138,787
Truist Financial Corp.	8,595	369,843
Uber Technologies, Inc. (b)	6,909	170,860
U-Haul Holding Co.	1,944	106,881
Ulta Beauty, Inc. (b)	338	158,546
Union Pacific Corp.	2,798	579,382
United Parcel Service, Inc. Class B	2,659	462,241
United Rentals, Inc. (b)	180	63,976
UnitedHealth Group, Inc.	4,009	2,125,492
US Bancorp	7,649	333,573
Veeva Systems, Inc. Class A (b)	443	71,491
Ventas, Inc. REIT	2,625	118,256

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
VeriSign, Inc. (b)	242	$49,716
Verisk Analytics, Inc.	510	89,974
Verizon Communications, Inc.	11,726	462,004
Vertex Pharmaceuticals, Inc. (b)	934	269,721
VF Corp.	2,126	58,699
VICI Properties, Inc. REIT	1,652	53,525
Visa, Inc. Class A	7,452	1,548,228
VMware, Inc. Class A (b)	3,617	444,023
Vulcan Materials Co.	177	30,994
W R Berkley Corp.	2,495	181,062
W.W. Grainger, Inc.	556	309,275
Walmart, Inc.	1,046	148,312
Walt Disney Co. (b)	7,746	672,972
Warner Bros Discovery, Inc. (b)	3,355	31,805
Waters Corp. (b)	169	57,896
Wells Fargo & Co.	6,100	251,869
Welltower, Inc. REIT	3,437	225,295
West Pharmaceutical Services, Inc.	184	43,304
Western Union Co.	1,734	23,877
Westinghouse Air Brake Technologies Corp.	1,342	133,945
Weyerhaeuser Co. REIT	2,006	62,186
Willis Towers Watson PLC	718	175,608
Workday, Inc. Class A (b)	295	49,362
WP Carey, Inc. REIT	764	59,707
Wynn Resorts, Ltd. (b)	300	24,741
Xylem, Inc.	6,013	664,857
Yum! Brands, Inc.	1,762	225,677
Zebra Technologies Corp. Class A (b)	168	43,077
Zillow Group, Inc. Class C (a)(b)	655	21,098
Zimmer Biomet Holdings, Inc.	1,288	164,220
Zoetis, Inc.	2,922	428,219
Zoom Video Communications, Inc. Class A (b)	797	53,989
		133,653,434
ZAMBIA — 0.0% (e)
First Quantum Minerals, Ltd. (a)	2,732	57,041
TOTAL COMMON STOCKS (Cost $235,027,722)		220,727,549

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 01/31/23) (b) (Cost: $0)	45	91
Security Description	Shares	Value
SOUTH KOREA — 0.0% (e)
Hanwha Solutions Corp. (expiring 01/09/23) (Cost: $0)	50	$38
TOTAL RIGHTS (Cost $0)		129
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (h)(i)	704,950	705,091
State Street Navigator Securities Lending Portfolio II (g)(j)	7,226,013	7,226,013
TOTAL SHORT-TERM INVESTMENTS (Cost $7,931,082)		7,931,104
TOTAL INVESTMENTS — 102.5% (Cost $242,958,804)		228,658,782
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.5)%		(5,652,499)
NET ASSETS — 100.0%		$223,006,283
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.2% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $3,395, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at December 31, 2022.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI World NTR Index (short)	(20)	03/17/2023	$(1,061,056)	$(1,009,480)	$51,576
MSCI World NTR Index	10	03/17/2023	509,424	507,300	(2,124)
					$49,452

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$219,578,453	$1,145,701	$3,395	$220,727,549
Rights	91	38	—	129
Short-Term Investments	7,931,104	—	—	7,931,104
TOTAL INVESTMENTS	$227,509,648	$1,145,739	$3,395	$228,658,782
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$51,576	$—	$—	$51,576
TOTAL OTHER FINANCIAL INSTRUMENTS:	$51,576	$—	$—	$51,576
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$227,561,224	$1,145,739	$3,395	$228,710,358
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(2,124)	—	—	(2,124)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(2,124)	$—	$—	$(2,124)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	23.4%
Financials	16.8
Health Care	14.2
Industrials	13.0
Consumer Discretionary	9.8
Communication Services	5.8
Consumer Staples	4.6
Real Estate	4.5
Utilities	3.5
Materials	3.3
Energy	0.1
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(2.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

SPDR MSCI ACWI CLIMATE PARIS ALIGNED ETF (Formerly, SPDR MSCI ACWI Low Carbon Target ETF)
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	576	$35,027	$—	$—	$—	$9,653	576	$44,680	$363
State Street Institutional Liquid Reserves Fund, Premier Class	291,468	291,527	4,565,742	4,152,345	175	(8)	704,950	705,091	10,723
State Street Navigator Securities Lending Portfolio II	6,666,602	6,666,602	11,640,314	11,080,903	—	—	7,226,013	7,226,013	10,800
Total		$6,993,156	$16,206,056	$15,233,248	$175	$9,645		$7,975,784	$21,886
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 7.3%
Ampol, Ltd.	4,349	$83,405
ANZ Group Holdings, Ltd. (a)	54,268	870,732
APA Group Stapled Security	22,170	161,772
Aristocrat Leisure, Ltd.	10,971	227,068
ASX, Ltd.	3,470	160,063
Aurizon Holdings, Ltd.	35,132	88,866
Bank of Queensland, Ltd.	1	5
BlueScope Steel, Ltd.	8,800	100,496
Brambles, Ltd.	25,950	212,408
Cochlear, Ltd.	1,195	165,417
Coles Group, Ltd.	24,301	275,541
Commonwealth Bank of Australia (a)	30,866	2,147,600
Computershare, Ltd.	10,023	178,084
CSL, Ltd.	8,736	1,704,782
Dexus REIT	20,752	109,065
Endeavour Group, Ltd.	26,018	113,275
Fortescue Metals Group, Ltd.	30,459	423,650
Goodman Group REIT (a)	30,417	358,090
GPT Group REIT (a)	35,559	101,280
IDP Education, Ltd. (a)	3,724	68,641
IGO, Ltd.	12,437	113,524
Insurance Australia Group, Ltd.	44,894	144,613
LendLease Corp., Ltd. Stapled Security (a)	12,416	66,012
Lottery Corp., Ltd. (b)	39,195	119,079
Macquarie Group, Ltd.	6,686	757,015
Medibank Pvt, Ltd.	47,324	94,674
Mineral Resources, Ltd.	3,035	158,892
Mirvac Group REIT (a)	70,249	101,472
National Australia Bank, Ltd.	57,790	1,178,060
Newcrest Mining, Ltd.	15,923	222,874
Northern Star Resources, Ltd.	21,501	159,078
Orica, Ltd.	8,217	83,920
Pilbara Minerals, Ltd. (b)	46,294	117,729
Qantas Airways, Ltd. (b)	17,295	70,489
QBE Insurance Group, Ltd.	26,642	242,643
Ramsay Health Care, Ltd.	3,338	146,459
REA Group, Ltd. (a)	1,009	75,815
Reece, Ltd.	3,863	37,069
Rio Tinto PLC	20,385	1,421,735
Rio Tinto, Ltd.	6,708	529,553
Scentre Group REIT	95,935	187,368
SEEK, Ltd. (a)	6,191	87,957
Sonic Healthcare, Ltd.	8,352	169,747
Stockland REIT	42,243	103,989
Suncorp Group, Ltd.	22,662	185,034
Telstra Group, Ltd. (a)	75,204	203,488
Transurban Group Stapled Security	56,203	494,721
Treasury Wine Estates, Ltd.	12,973	119,736
Vicinity, Ltd. REIT	71,439	96,893
Wesfarmers, Ltd.	20,744	645,841
Westpac Banking Corp. (a)	63,978	1,013,079
Security Description	Shares	Value
WiseTech Global, Ltd.	2,627	$90,411
Woolworths Group, Ltd. (a)	22,061	502,080
		17,291,289
AUSTRIA — 0.2%
Erste Group Bank AG	6,156	196,443
Mondi PLC	8,591	145,659
Verbund AG	1,225	102,825
Voestalpine AG	2,224	58,817
		503,744
BELGIUM — 1.0%
Ageas SA/NV	3,097	136,904
Anheuser-Busch InBev SA/NV	15,874	953,299
D'ieteren Group	447	85,489
Elia Group SA	585	82,913
Groupe Bruxelles Lambert NV	1,776	141,362
KBC Group NV	4,533	290,658
Sofina SA	274	60,123
Solvay SA	1,299	130,955
UCB SA	2,232	175,227
Umicore SA	3,715	136,073
Warehouses De Pauw CVA REIT	2,948	84,005
		2,277,008
BRAZIL — 0.1%
Yara International ASA	3,056	133,582
CHILE — 0.1%
Antofagasta PLC	7,553	140,417
CHINA — 0.7%
BOC Hong Kong Holdings, Ltd.	66,000	224,934
Budweiser Brewing Co. APAC, Ltd. (c)	30,454	95,791
ESR Group, Ltd. (c)	36,800	77,231
Futu Holdings, Ltd. ADR (b)	921	37,439
Prosus NV	15,151	1,042,150
SITC International Holdings Co., Ltd.	24,000	53,381
Wilmar International, Ltd.	34,500	107,266
Xinyi Glass Holdings, Ltd.	31,000	57,751
		1,695,943
DENMARK — 3.2%
AP Moller - Maersk A/S Class A	57	125,733
AP Moller - Maersk A/S Class B	92	206,239
Carlsberg AS Class B	1,826	241,934
Chr. Hansen Holding A/S	1,899	136,187
Coloplast A/S Class B	2,187	254,863
Danske Bank A/S	12,145	239,315
Demant A/S (b)	1,842	50,902
DSV A/S	3,384	532,525
Genmab A/S (b)	1,198	505,653
Novo Nordisk A/S Class B	30,044	4,044,472
Novozymes A/S Class B	3,664	185,044
Orsted A/S (c)	3,444	312,033
Pandora A/S	1,615	113,131
ROCKWOOL A/S Class B	141	33,045

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Tryg A/S	6,554	$155,529
Vestas Wind Systems A/S	18,231	528,784
		7,665,389
FINLAND — 1.4%
Elisa Oyj	2,539	134,024
Fortum Oyj	7,839	130,010
Kesko Oyj Class B	4,931	108,515
Kone Oyj Class B	6,101	314,495
Neste Oyj	7,584	348,205
Nokia Oyj	98,543	455,070
Nordea Bank Abp (d)	60,016	643,273
Nordea Bank Abp (d)	806	8,628
Orion Oyj Class B	1,973	107,895
Sampo Oyj Class A	8,665	451,474
Stora Enso Oyj Class R	9,845	138,168
UPM-Kymmene Oyj	9,623	358,736
Wartsila OYJ Abp	8,664	72,753
		3,271,246
FRANCE — 10.5%
Accor SA (b)	3,036	75,658
Adevinta ASA (b)	4,318	28,755
Aeroports de Paris (b)	552	73,758
Air Liquide SA	9,486	1,340,408
Airbus SE	10,714	1,269,459
Alstom SA	5,785	140,892
Amundi SA (c)	1,144	64,710
Arkema SA	1,079	96,593
AXA SA	34,069	947,363
BioMerieux	758	79,215
BNP Paribas SA	20,204	1,148,214
Bollore SE	17,347	96,641
Bouygues SA	4,069	121,768
Bureau Veritas SA	5,358	140,728
Capgemini SE	2,957	492,156
Carrefour SA	10,920	182,274
Cie de Saint-Gobain	9,007	438,821
Cie Generale des Etablissements Michelin SCA	12,241	339,473
Covivio REIT	820	48,527
Credit Agricole SA	21,742	228,120
Danone SA	11,612	610,103
Dassault Aviation SA	446	75,302
Dassault Systemes SE	12,143	434,082
Edenred	4,512	245,009
Eiffage SA	1,534	150,488
EssilorLuxottica SA	5,318	960,317
Eurazeo SE	740	45,885
Gecina SA REIT	877	89,058
Getlink SE	7,953	127,105
Hermes International	575	886,751
Ipsen SA	734	78,728
Kering SA	1,361	690,676
Klepierre SA REIT (b)	3,722	85,524
La Francaise des Jeux SAEM (c)	1,894	75,963
Legrand SA	4,802	383,447
Security Description	Shares	Value
L'Oreal SA	4,380	$1,559,431
LVMH Moet Hennessy Louis Vuitton SE	5,023	3,644,804
Orange SA	35,885	355,446
Pernod Ricard SA	3,735	732,460
Publicis Groupe SA	4,141	262,606
Remy Cointreau SA	418	70,307
Renault SA (b)	3,528	117,758
Safran SA	6,261	781,265
Sanofi	20,690	1,983,792
Sartorius Stedim Biotech	487	157,225
SEB SA	513	42,842
Societe Generale SA	14,457	362,278
Sodexo SA	1,629	155,565
Teleperformance	1,068	253,839
Thales SA	1,906	242,677
Ubisoft Entertainment SA (b)	1,683	47,437
Unibail-Rodamco-Westfield CDI (b)	731	1,914
Unibail-Rodamco-Westfield REIT (b)(d)	2,144	111,275
Valeo	3,609	64,323
Veolia Environnement SA	12,134	310,800
Vinci SA	9,719	967,660
Vivendi SE	12,828	122,039
Wendel SE	473	44,019
Worldline SA (b)(c)	4,384	170,917
		24,854,650
GERMANY — 8.4%
adidas AG	3,119	424,283
Allianz SE	7,406	1,587,924
Aroundtown SA	19,463	45,345
BASF SE	16,687	826,169
Bayer AG	17,837	919,940
Bayerische Motoren Werke AG	6,089	541,844
Bayerische Motoren Werke AG Preference Shares	1,079	91,607
Bechtle AG	1,463	51,619
Beiersdorf AG	1,768	202,275
Brenntag SE	2,773	176,740
Carl Zeiss Meditec AG	740	93,113
Commerzbank AG (b)	19,572	184,568
Continental AG	1,969	117,637
Covestro AG (c)	3,492	136,216
Daimler Truck Holding AG (b)	8,168	252,322
Deutsche Bank AG	37,303	421,525
Deutsche Boerse AG	3,458	595,655
Deutsche Lufthansa AG (b)	10,737	88,980
Deutsche Post AG	18,126	680,556
Deutsche Telekom AG	59,198	1,177,531
E.ON SE	40,362	402,074
Evonik Industries AG	3,923	75,091
Fresenius Medical Care AG & Co. KGaA	3,633	118,530
Fresenius SE & Co. KGaA	7,670	214,877
GEA Group AG	2,717	110,769

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Hannover Rueck SE	1,085	$214,803
HeidelbergCement AG	2,707	153,928
HelloFresh SE (b)	2,980	65,294
Henkel AG & Co. KGaA Preference Shares	3,190	221,362
Henkel AG & Co. KGaA	1,890	121,530
Infineon Technologies AG	23,923	725,869
Knorr-Bremse AG	1,298	70,705
LEG Immobilien SE	1,376	89,375
Mercedes-Benz Group AG	14,666	961,050
Merck KGaA	2,369	457,372
MTU Aero Engines AG	962	207,598
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,564	831,874
Nemetschek SE	1,028	52,322
Porsche Automobil Holding SE Preference Shares	2,705	147,925
Puma SE	1,914	115,822
Rational AG	91	53,901
Rheinmetall AG	785	155,871
SAP SE	18,941	1,948,502
Sartorius AG Preference Shares	436	171,890
Scout24 SE (c)	1,412	70,721
Siemens AG	13,875	1,919,720
Siemens Energy AG (b)	7,863	147,486
Siemens Healthineers AG (c)	5,083	253,502
Symrise AG	2,413	261,777
Telefonica Deutschland Holding AG	19,744	48,528
United Internet AG	1,834	36,974
Volkswagen AG	523	82,414
Volkswagen AG Preference Shares	3,399	422,323
Vonovia SE	13,209	310,423
Zalando SE (b)(c)	4,036	142,619
		20,000,670
HONG KONG — 2.8%
AIA Group, Ltd.	216,600	2,408,841
CK Asset Holdings, Ltd.	37,015	227,877
CK Infrastructure Holdings, Ltd.	12,000	62,806
Hang Lung Properties, Ltd.	38,000	74,296
Hang Seng Bank, Ltd.	13,900	231,164
Henderson Land Development Co., Ltd.	25,250	88,157
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	40,500	26,827
HKT Trust & HKT, Ltd. Stapled Security	71,000	87,056
Hong Kong Exchanges & Clearing, Ltd.	21,975	949,394
Hongkong Land Holdings, Ltd.	20,700	95,220
Link REIT	38,426	282,104
MTR Corp., Ltd.	28,552	151,266
Security Description	Shares	Value
New World Development Co., Ltd.	27,347	$77,084
Power Assets Holdings, Ltd.	25,500	139,671
Prudential PLC	49,959	677,579
Sino Land Co., Ltd.	68,873	86,125
Sun Hung Kai Properties, Ltd.	26,500	362,616
Swire Pacific, Ltd. Class A	9,500	83,620
Swire Properties, Ltd.	21,400	54,398
Techtronic Industries Co., Ltd.	25,000	278,990
WH Group, Ltd. (c)	153,810	89,469
Wharf Real Estate Investment Co., Ltd.	30,000	174,889
		6,709,449
IRELAND — 0.8%
AerCap Holdings NV (b)	2,362	137,752
AIB Group PLC	19,514	75,308
Bank of Ireland Group PLC	19,531	185,516
CRH PLC	13,650	539,160
Flutter Entertainment PLC (a)(b)	3,073	419,140
Kerry Group PLC Class A	2,850	256,230
Kingspan Group PLC (a)	2,781	150,122
Smurfit Kappa Group PLC	4,486	165,462
		1,928,690
ISRAEL — 0.7%
Azrieli Group, Ltd.	825	54,618
Bank Hapoalim BM	22,905	205,908
Bank Leumi Le-Israel BM	28,289	234,987
Bezeq The Israeli Telecommunication Corp., Ltd.	37,808	64,987
Check Point Software Technologies, Ltd. (b)	1,804	227,593
Elbit Systems, Ltd.	492	79,813
ICL Group, Ltd.	12,989	93,686
Isracard, Ltd.	—	—
Israel Discount Bank, Ltd. Class A	22,683	118,799
Mizrahi Tefahot Bank, Ltd.	2,704	87,285
Nice, Ltd. (b)	1,150	221,624
Teva Pharmaceutical Industries, Ltd. ADR (b)	5,427	49,494
Teva Pharmaceutical Industries, Ltd. (b)	14,307	133,764
Tower Semiconductor, Ltd. (b)	1,966	85,471
Wix.com, Ltd. (b)	1,010	77,598
ZIM Integrated Shipping Services, Ltd. (a)	1,463	25,149
		1,760,776
ITALY — 1.9%
Amplifon SpA	2,240	66,508
Assicurazioni Generali SpA	20,474	363,052
Coca-Cola HBC AG	3,954	93,841
Davide Campari-Milano NV	9,126	92,372
DiaSorin SpA	464	64,575
Enel SpA	148,951	799,608
Ferrari NV	2,318	495,272

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
FinecoBank Banca Fineco SpA	11,118	$184,155
Infrastrutture Wireless Italiane SpA (c)	6,059	60,875
Intesa Sanpaolo SpA ADR	298,424	661,828
Mediobanca Banca di Credito Finanziario SpA	11,002	105,489
Moncler SpA	3,667	193,723
Nexi SpA (b)(c)	10,785	84,785
Poste Italiane SpA (c)	10,042	97,806
Prysmian SpA	4,661	172,414
Recordati Industria Chimica e Farmaceutica SpA	1,974	81,637
Snam SpA	35,963	173,753
Telecom Italia SpA (a)(b)	164,833	38,051
Terna - Rete Elettrica Nazionale	25,500	187,783
UniCredit SpA	35,055	496,538
		4,514,065
JAPAN — 22.4%
Advantest Corp.	3,400	218,515
Aeon Co., Ltd.	11,800	248,887
AGC, Inc. (a)	3,700	123,245
Aisin Corp.	2,900	77,585
Ajinomoto Co., Inc. (a)	8,200	250,515
ANA Holdings, Inc. (b)	2,600	55,175
Asahi Group Holdings, Ltd. (a)	8,400	262,227
Asahi Intecc Co., Ltd.	4,200	68,883
Asahi Kasei Corp.	22,700	161,960
Astellas Pharma, Inc.	33,700	512,479
Azbil Corp.	2,000	50,400
Bandai Namco Holdings, Inc.	3,700	233,141
Bridgestone Corp. (a)	10,300	366,193
Brother Industries, Ltd.	4,700	71,491
Canon, Inc. (a)	18,300	396,041
Capcom Co., Ltd.	3,400	108,485
Central Japan Railway Co.	2,600	319,322
Chiba Bank, Ltd. (a)	10,200	74,367
Chugai Pharmaceutical Co., Ltd.	12,200	311,415
Concordia Financial Group, Ltd.	20,700	86,286
CyberAgent, Inc.	8,100	71,703
Dai Nippon Printing Co., Ltd.	4,300	86,362
Daifuku Co., Ltd.	1,800	84,308
Dai-ichi Life Holdings, Inc.	18,100	410,712
Daiichi Sankyo Co., Ltd.	31,700	1,021,069
Daikin Industries, Ltd.	4,500	688,923
Daito Trust Construction Co., Ltd.	1,100	112,880
Daiwa House Industry Co., Ltd.	10,900	251,052
Daiwa House REIT Investment Corp.	42	93,393
Daiwa Securities Group, Inc.	23,700	104,719
Denso Corp.	8,000	396,286
Dentsu Group, Inc. (a)	4,100	128,800
Disco Corp.	500	143,052
East Japan Railway Co. (a)	5,500	313,464
Eisai Co., Ltd.	4,500	296,851
FANUC Corp.	3,500	526,147
Security Description	Shares	Value
Fast Retailing Co., Ltd.	1,000	$610,330
Fuji Electric Co., Ltd.	2,500	95,305
FUJIFILM Holdings Corp.	6,500	326,367
Fujitsu, Ltd.	3,600	480,609
GLP J-REIT	76	87,148
GMO Payment Gateway, Inc.	700	57,933
Hakuhodo DY Holdings, Inc.	4,700	47,376
Hamamatsu Photonics KK	2,500	119,747
Hankyu Hanshin Holdings, Inc.	4,300	127,750
Hikari Tsushin, Inc.	400	56,448
Hirose Electric Co., Ltd.	505	63,534
Hitachi Construction Machinery Co., Ltd.	1,800	40,367
Hitachi, Ltd.	17,600	892,505
Honda Motor Co., Ltd.	29,900	687,080
Hoshizaki Corp. (a)	1,800	63,504
Hoya Corp.	6,500	625,886
Hulic Co., Ltd. (a)	6,800	53,598
Ibiden Co., Ltd.	2,000	72,530
Iida Group Holdings Co., Ltd.	2,400	36,397
Isuzu Motors, Ltd.	10,600	124,281
Ito En, Ltd.	900	32,673
Itochu Techno-Solutions Corp.	1,700	39,554
Japan Airlines Co., Ltd. (b)	2,500	51,063
Japan Exchange Group, Inc.	9,100	130,867
Japan Metropolitan Fund Invest REIT	128	101,570
Japan Post Bank Co., Ltd. (a)	6,900	58,988
Japan Post Holdings Co., Ltd.	43,900	369,147
Japan Post Insurance Co., Ltd.	3,800	66,845
Japan Real Estate Investment Corp. REIT	24	104,953
Japan Tobacco, Inc. (a)	21,500	433,601
JFE Holdings, Inc.	9,200	107,099
JSR Corp. (a)	3,400	66,688
Kajima Corp.	8,200	95,458
Kakaku.com, Inc.	2,400	38,416
Kansai Electric Power Co., Inc.	13,300	128,923
Kao Corp. (a)	8,800	350,479
KDDI Corp.	29,500	890,288
Keio Corp.	2,000	73,364
Keisei Electric Railway Co., Ltd.	2,500	71,147
Keyence Corp.	3,500	1,363,977
Kikkoman Corp.	2,600	136,754
Kintetsu Group Holdings Co., Ltd.	3,300	108,920
Kirin Holdings Co., Ltd. (a)	14,900	227,094
Kobayashi Pharmaceutical Co., Ltd.	900	61,594
Kobe Bussan Co., Ltd. (a)	2,700	77,555
Koei Tecmo Holdings Co., Ltd. (a)	1,900	34,445
Koito Manufacturing Co., Ltd.	4,100	61,743
Komatsu, Ltd.	16,600	361,830
Konami Group Corp.	1,800	81,443
Kose Corp. (a)	600	65,573
Kubota Corp.	18,500	254,761

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kurita Water Industries, Ltd.	2,000	$82,762
Kyocera Corp.	5,800	288,011
Kyowa Kirin Co., Ltd.	5,100	116,730
Lasertec Corp.	1,400	230,725
Lixil Corp.	5,400	81,893
M3, Inc.	7,900	214,227
Makita Corp.	4,200	98,041
Mazda Motor Corp.	10,700	81,500
McDonald's Holdings Co. Japan, Ltd. (a)	1,700	64,356
MEIJI Holdings Co., Ltd.	2,000	102,164
MINEBEA MITSUMI, Inc.	6,600	98,591
MISUMI Group, Inc.	5,000	109,098
Mitsubishi Chemical Group Corp.	23,100	119,872
Mitsubishi Electric Corp.	34,900	347,426
Mitsubishi Estate Co., Ltd.	21,500	278,802
Mitsubishi HC Capital, Inc.	12,700	62,468
Mitsubishi Heavy Industries, Ltd.	5,800	230,075
Mitsubishi UFJ Financial Group, Inc.	218,400	1,471,504
Mitsui Chemicals, Inc.	3,300	74,406
Mitsui Fudosan Co., Ltd.	16,800	307,746
Mitsui OSK Lines, Ltd. (a)	6,300	157,088
Mizuho Financial Group, Inc.	44,270	622,722
MonotaRO Co., Ltd. (a)	4,900	68,963
MS&AD Insurance Group Holdings, Inc.	8,000	256,107
Murata Manufacturing Co., Ltd.	10,400	519,271
NEC Corp.	4,600	161,590
Nexon Co., Ltd.	8,800	197,549
NGK Insulators, Ltd.	4,100	52,141
Nidec Corp.	8,200	425,024
Nihon M&A Center Holdings, Inc.	5,500	67,903
Nintendo Co., Ltd.	20,200	846,917
Nippon Building Fund, Inc. REIT (a)	29	129,236
Nippon Express Holdings, Inc. (a)	1,500	85,718
Nippon Paint Holdings Co., Ltd. (a)	14,900	117,330
Nippon Prologis REIT, Inc.	39	91,186
Nippon Sanso Holdings Corp.	3,400	49,372
Nippon Shinyaku Co., Ltd.	900	51,021
Nippon Steel Corp.	15,000	260,563
Nippon Telegraph & Telephone Corp.	21,900	624,410
Nippon Yusen KK (a)	8,700	205,063
Nissan Chemical Corp.	2,300	100,754
Nissan Motor Co., Ltd.	41,000	129,919
Nisshin Seifun Group, Inc.	4,200	52,617
Nissin Foods Holdings Co., Ltd.	1,100	86,870
Nitori Holdings Co., Ltd.	1,500	193,831
Nitto Denko Corp.	2,700	156,542
Nomura Holdings, Inc.	52,200	193,300
Nomura Real Estate Holdings, Inc.	2,000	42,897
Security Description	Shares	Value
Nomura Real Estate Master Fund, Inc. REIT	76	$93,888
Nomura Research Institute, Ltd.	7,300	172,341
NTT Data Corp.	11,400	166,924
Obayashi Corp.	11,700	88,496
Obic Co., Ltd.	1,300	191,239
Odakyu Electric Railway Co., Ltd.	5,400	70,025
Oji Holdings Corp.	14,200	57,147
Olympus Corp.	22,200	395,729
Omron Corp.	3,300	160,192
Ono Pharmaceutical Co., Ltd.	6,600	154,214
Open House Group Co., Ltd.	1,400	51,143
Oracle Corp. Japan	600	38,743
Oriental Land Co., Ltd.	3,600	522,763
ORIX Corp.	22,100	354,836
Otsuka Corp. (a)	2,200	69,279
Otsuka Holdings Co., Ltd.	7,200	234,916
Pan Pacific International Holdings Corp. (a)	7,300	135,715
Panasonic Holdings Corp. (a)	39,500	332,447
Persol Holdings Co., Ltd.	3,400	72,873
Rakuten Group, Inc. (a)(b)	15,700	70,917
Recruit Holdings Co., Ltd.	26,100	826,251
Renesas Electronics Corp. (b)	22,000	197,332
Resona Holdings, Inc.	39,900	218,695
Ricoh Co., Ltd.	10,100	77,083
Rohm Co., Ltd.	1,600	115,563
SBI Holdings, Inc.	4,300	82,027
SCSK Corp.	2,800	42,463
Secom Co., Ltd.	3,900	222,954
Seiko Epson Corp.	5,300	77,364
Sekisui Chemical Co., Ltd.	6,500	90,890
Sekisui House, Ltd.	11,200	198,076
Seven & i Holdings Co., Ltd.	13,800	591,974
SG Holdings Co., Ltd.	5,100	70,734
Sharp Corp. (a)	4,000	28,648
Shimadzu Corp.	4,500	127,724
Shimano, Inc. (a)	1,300	206,116
Shimizu Corp.	10,200	54,423
Shin-Etsu Chemical Co., Ltd.	6,800	836,182
Shionogi & Co., Ltd.	4,900	244,582
Shiseido Co., Ltd. (a)	7,200	353,111
Shizuoka Financial Group, Inc.	8,300	66,365
SMC Corp.	1,000	421,236
Softbank Corp.	52,400	590,937
SoftBank Group Corp.	21,900	936,781
Sompo Holdings, Inc.	5,600	248,710
Sony Group Corp.	23,000	1,749,252
Square Enix Holdings Co., Ltd.	1,500	69,688
Subaru Corp.	11,500	176,712
SUMCO Corp. (a)	5,900	78,565
Sumitomo Chemical Co., Ltd.	26,400	94,840
Sumitomo Electric Industries, Ltd.	13,400	152,793
Sumitomo Metal Mining Co., Ltd.	4,600	162,845

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sumitomo Mitsui Financial Group, Inc.	23,600	$947,255
Sumitomo Mitsui Trust Holdings, Inc.	6,100	212,110
Sumitomo Realty & Development Co., Ltd.	5,800	137,192
Suntory Beverage & Food, Ltd.	2,500	85,263
Suzuki Motor Corp.	6,700	216,876
Sysmex Corp.	3,000	181,848
T&D Holdings, Inc.	9,500	136,943
Taisei Corp.	3,200	103,073
Takeda Pharmaceutical Co., Ltd.	27,508	857,065
TDK Corp.	7,000	229,982
Terumo Corp.	11,800	335,009
TIS, Inc.	4,200	110,773
Tobu Railway Co., Ltd.	3,600	84,035
Toho Co., Ltd.	2,200	84,702
Tokio Marine Holdings, Inc.	33,200	711,456
Tokyo Electric Power Co. Holdings, Inc. (b)	26,600	95,961
Tokyo Electron, Ltd.	2,700	795,604
Tokyu Corp.	9,500	119,736
TOPPAN, INC.	4,800	71,084
Toray Industries, Inc.	24,900	139,007
Toshiba Corp.	7,000	244,200
Tosoh Corp.	4,700	55,925
TOTO, Ltd.	2,500	85,263
Toyota Industries Corp.	2,800	153,640
Toyota Motor Corp.	192,400	2,642,957
Toyota Tsusho Corp.	4,000	148,092
Trend Micro, Inc. (a)(b)	2,400	111,683
Unicharm Corp.	7,300	280,393
USS Co., Ltd.	4,100	65,099
Welcia Holdings Co., Ltd.	1,700	39,619
West Japan Railway Co.	4,100	178,020
Yakult Honsha Co., Ltd.	2,300	149,214
Yamaha Corp.	2,700	100,678
Yamaha Motor Co., Ltd. (a)	5,400	123,188
Yamato Holdings Co., Ltd.	5,400	85,413
Yaskawa Electric Corp.	4,500	144,094
Yokogawa Electric Corp.	4,300	68,601
Z Holdings Corp.	46,700	117,507
ZOZO, Inc.	2,400	59,297
		53,200,741
JORDAN — 0.0% (e)
Hikma Pharmaceuticals PLC	3,176	59,293
LUXEMBOURG — 0.2%
ArcelorMittal SA	9,601	251,812
Eurofins Scientific SE	2,435	174,272
		426,084
MACAU — 0.2%
Galaxy Entertainment Group, Ltd.	39,000	257,836
Sands China, Ltd. (b)	44,800	148,665
		406,501
Security Description	Shares	Value
NETHERLANDS — 4.2%
ABN AMRO Bank NV (c)	7,152	$98,656
Adyen NV (b)(c)	392	539,017
Aegon NV	33,299	168,381
Akzo Nobel NV	3,342	223,136
Argenx SE (b)	1,014	376,927
ASM International NV	855	215,030
ASML Holding NV (a)	7,378	3,967,005
Euronext NV (c)	1,529	112,857
EXOR NV (b)	1,883	137,258
Heineken Holding NV	1,818	139,796
Heineken NV	4,721	442,782
IMCD NV	1,017	144,520
ING Groep NV	68,743	835,491
JDE Peet's NV	1,896	54,675
Koninklijke Ahold Delhaize NV	19,036	545,286
Koninklijke DSM NV	3,218	392,553
Koninklijke KPN NV	59,960	184,938
Koninklijke Philips NV	16,111	240,791
NN Group NV	5,011	204,079
OCI NV	1,899	67,732
Randstad NV (a)	2,249	136,718
Universal Music Group NV	13,062	313,799
Wolters Kluwer NV	4,797	500,492
		10,041,919
NEW ZEALAND — 0.2%
Auckland International Airport, Ltd. (b)	21,888	108,114
Fisher & Paykel Healthcare Corp., Ltd.	10,279	146,921
Mercury NZ, Ltd.	12,451	43,783
Meridian Energy, Ltd.	24,338	80,657
Spark New Zealand, Ltd.	33,094	113,024
Xero, Ltd. (b)	2,379	113,368
		605,867
NORWAY — 0.4%
DNB Bank ASA	16,840	332,407
Gjensidige Forsikring ASA	3,896	76,014
Kongsberg Gruppen ASA	1,612	68,008
Mowi ASA	7,639	129,656
Norsk Hydro ASA	23,984	178,510
Orkla ASA	13,810	99,450
Salmar ASA	1,061	41,445
Telenor ASA	12,378	115,097
		1,040,587
PORTUGAL — 0.1%
EDP - Energias de Portugal SA	51,083	253,837
Jeronimo Martins SGPS SA	4,881	105,123
		358,960
SAUDI ARABIA — 0.1%
Delivery Hero SE (b)(c)	2,836	135,537
SINGAPORE — 1.7%
CapitaLand Ascendas REIT	59,370	121,290

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	97,309	$148,010
Capitaland Investment, Ltd.	47,305	130,501
City Developments, Ltd.	6,900	42,340
DBS Group Holdings, Ltd.	32,800	829,538
Genting Singapore, Ltd.	114,800	81,743
Grab Holdings, Ltd. Class A (b)	24,621	79,280
Mapletree Logistics Trust REIT (a)	57,947	68,697
Mapletree Pan Asia Commercial Trust REIT	43,900	54,662
Oversea-Chinese Banking Corp., Ltd.	61,289	556,591
Sea, Ltd. ADR (b)	6,467	336,478
Singapore Airlines, Ltd. (a)	23,900	98,544
Singapore Exchange, Ltd.	15,800	105,435
Singapore Technologies Engineering, Ltd.	27,600	68,938
Singapore Telecommunications, Ltd.	148,300	284,172
STMicroelectronics NV	12,323	433,941
United Overseas Bank, Ltd.	21,371	489,181
UOL Group, Ltd.	7,423	37,192
Venture Corp., Ltd.	5,100	64,872
		4,031,405
SOUTH AFRICA — 0.4%
Anglo American PLC	23,187	902,713
SPAIN — 2.5%
Abertis Infraestructuras SA (b)	132	423
Acciona SA	456	83,658
ACS Actividades de Construccion y Servicios SA (a)	3,951	112,881
Aena SME SA (b)(c)	1,352	169,255
Amadeus IT Group SA (b)	8,173	423,484
Banco Bilbao Vizcaya Argentaria SA	110,713	665,704
Banco Santander SA	306,455	916,597
CaixaBank SA	80,775	316,552
Cellnex Telecom SA (c)	9,802	323,460
EDP Renovaveis SA	5,138	112,851
Enagas SA (a)	4,626	76,648
Endesa SA	5,555	104,550
Ferrovial SA	8,908	232,638
Grifols SA (a)(b)	5,358	61,586
Iberdrola SA	108,544	1,266,170
Industria de Diseno Textil SA	19,687	522,122
Red Electrica Corp. SA (a)	7,627	132,355
Telefonica SA	93,690	338,468
		5,859,402
SWEDEN — 3.3%
Alfa Laval AB	5,182	149,748
Assa Abloy AB Class B	18,057	387,672
Atlas Copco AB Class A	48,886	577,558
Atlas Copco AB Class B	28,065	299,249
Boliden AB	4,814	180,765
Security Description	Shares	Value
Electrolux AB Class B (a)	4,070	$54,991
Embracer Group AB (a)(b)	11,522	52,294
Epiroc AB Class A	11,609	211,523
Epiroc AB Class B	6,753	108,656
EQT AB (a)	5,280	111,787
Essity AB Class B	10,930	286,690
Evolution AB (c)	3,299	321,494
Fastighets AB Balder Class B (b)	10,956	51,018
Getinge AB Class B	4,075	84,594
H & M Hennes & Mauritz AB Class B (a)	12,952	139,520
Hexagon AB Class B	35,385	370,168
Holmen AB Class B	1,691	67,173
Husqvarna AB Class B	7,976	55,973
Industrivarden AB Class A	2,314	56,298
Industrivarden AB Class C (a)	2,701	65,584
Indutrade AB	4,927	99,821
Investment AB Latour Class B	2,651	50,148
Investor AB Class A	8,895	165,487
Investor AB Class B	33,390	604,253
Kinnevik AB Class B (b)	4,278	58,795
L E Lundbergforetagen AB Class B	1,280	54,556
Lifco AB Class B	4,157	69,480
Nibe Industrier AB Class B	27,339	254,774
Sagax AB Class B	3,432	77,899
Sandvik AB	19,232	347,743
Securitas AB Class B	8,979	74,938
Skandinaviska Enskilda Banken AB Class A	29,525	339,894
Skanska AB Class B	5,987	94,808
SKF AB Class B (a)	6,849	104,613
Svenska Cellulosa AB SCA Class B	10,900	138,035
Svenska Handelsbanken AB Class A	26,932	271,659
Swedbank AB Class A	16,315	277,619
Swedish Orphan Biovitrum AB (b)	3,080	63,761
Tele2 AB Class B	10,482	85,610
Telefonaktiebolaget LM Ericsson Class B	52,503	306,870
Telia Co. AB	48,526	124,162
Volvo AB Class A	3,609	68,616
Volvo AB Class B	27,223	492,441
Volvo Car AB Class B (a)(b)	10,749	48,878
		7,907,615
SWITZERLAND — 8.4%
ABB, Ltd.	28,681	869,854
Adecco Group AG	2,911	95,838
Alcon, Inc.	9,152	624,971
Bachem Holding AG Class B	554	47,813
Baloise Holding AG	818	126,166
Banque Cantonale Vaudoise	550	52,759
Barry Callebaut AG	65	128,496
BKW AG	386	52,777

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Chocoladefabriken Lindt & Spruengli AG (d)	19	$193,655
Chocoladefabriken Lindt & Spruengli AG (d)	2	205,361
Cie Financiere Richemont SA Class A	9,482	1,228,806
Clariant AG (b)	3,611	57,178
Credit Suisse Group AG	64,671	193,202
EMS-Chemie Holding AG	126	85,253
Geberit AG	659	310,197
Givaudan SA	170	520,547
Holcim AG	9,999	517,458
Julius Baer Group, Ltd.	3,841	223,602
Kuehne + Nagel International AG	987	229,575
Logitech International SA (a)	3,143	193,839
Lonza Group AG	1,352	662,118
Novartis AG	39,259	3,546,973
Partners Group Holding AG	409	361,080
Roche Holding AG Bearer Shares (a)(d)	481	186,328
Roche Holding AG (d)	12,751	4,003,638
Schindler Holding AG (d)	744	139,842
Schindler Holding AG (d)	423	76,261
SGS SA	116	269,563
SIG Group AG (b)	5,575	121,720
Sika AG	2,643	633,326
Sonova Holding AG	975	231,104
Straumann Holding AG	2,010	229,416
Swatch Group AG Bearer Shares (d)	518	147,248
Swatch Group AG (d)	947	49,172
Swiss Life Holding AG	555	286,018
Swiss Prime Site AG	1,358	117,643
Swisscom AG	469	256,804
Temenos AG	1,232	67,566
UBS Group AG	61,100	1,136,214
VAT Group AG (c)	481	131,428
Zurich Insurance Group AG	2,727	1,303,666
		19,914,475
UNITED KINGDOM — 12.0%
3i Group PLC	17,519	282,702
Abrdn PLC (a)	38,890	88,533
Admiral Group PLC	3,448	88,634
Ashtead Group PLC	7,986	453,420
Associated British Foods PLC	6,419	121,690
AstraZeneca PLC	28,121	3,794,686
Auto Trader Group PLC (c)	17,558	108,897
AVEVA Group PLC	1,989	76,873
Aviva PLC	51,398	273,768
BAE Systems PLC	56,606	582,862
Barclays PLC	290,692	554,302
Barratt Developments PLC	17,921	85,539
Berkeley Group Holdings PLC	2,135	96,898
British American Tobacco PLC	39,001	1,539,493
British Land Co. PLC REIT	16,832	79,997
BT Group PLC (a)	125,346	168,948
Security Description	Shares	Value
Bunzl PLC	6,216	$206,297
Burberry Group PLC	7,027	171,591
CNH Industrial NV	18,429	294,337
Coca-Cola Europacific Partners PLC	3,708	203,606
Compass Group PLC	31,965	737,292
Croda International PLC	2,559	203,286
DCC PLC	1,707	83,777
Diageo PLC	41,297	1,813,181
Entain PLC	10,625	168,898
Experian PLC	16,631	562,753
Haleon PLC (b)	92,679	364,942
Halma PLC	6,854	162,750
Hargreaves Lansdown PLC	6,287	64,751
HSBC Holdings PLC	362,220	2,246,980
Imperial Brands PLC	16,457	409,978
Informa PLC	26,012	193,872
InterContinental Hotels Group PLC	3,259	185,977
Intertek Group PLC	2,910	141,208
J Sainsbury PLC	31,848	83,401
JD Sports Fashion PLC	46,019	69,832
Johnson Matthey PLC	3,331	85,226
Just Eat Takeaway.com NV (b)(c)	3,206	67,577
Kingfisher PLC	34,909	99,143
Land Securities Group PLC REIT	12,732	95,169
Legal & General Group PLC	107,384	322,285
Lloyds Banking Group PLC	1,244,507	679,796
London Stock Exchange Group PLC	5,988	514,004
M&G PLC	47,272	106,818
Melrose Industries PLC	72,115	116,675
National Grid PLC	66,222	794,514
NatWest Group PLC	95,836	305,726
Next PLC	2,370	165,522
Ocado Group PLC (a)(b)	10,399	77,155
Pearson PLC	12,214	137,989
Persimmon PLC	5,634	82,478
Phoenix Group Holdings PLC	13,525	99,015
Reckitt Benckiser Group PLC	12,983	898,617
RELX PLC (d)	20,153	554,658
RELX PLC (d)	14,621	403,214
Rentokil Initial PLC	45,791	279,817
Rolls-Royce Holdings PLC (b)	152,494	170,961
Sage Group PLC	19,160	171,843
Schroders PLC	13,184	69,145
Segro PLC REIT	22,076	202,776
Severn Trent PLC	4,552	145,158
Smith & Nephew PLC	15,794	210,790
Smiths Group PLC	6,971	134,041
Spirax-Sarco Engineering PLC	1,346	171,868
SSE PLC	19,461	400,773
St James's Place PLC	9,443	124,381
Standard Chartered PLC	45,078	337,492

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Taylor Wimpey PLC	63,763	$77,966
Tesco PLC	138,349	373,114
Unilever PLC	46,174	2,322,797
United Utilities Group PLC	12,275	146,386
Vodafone Group PLC	486,897	493,384
Whitbread PLC	3,537	109,345
WPP PLC	19,594	193,318
		28,506,887
UNITED STATES — 4.3%
CyberArk Software, Ltd. (b)	732	94,904
GSK PLC	73,726	1,274,936
James Hardie Industries PLC CDI	7,844	140,432
Nestle SA	49,919	5,780,720
QIAGEN NV (b)	4,205	210,971
Schneider Electric SE	9,886	1,379,204
Stellantis NV (d)	18,558	262,826
Stellantis NV (d)	21,888	309,846
Swiss Re AG	5,442	508,673
Tenaris SA	9,037	157,065
		10,119,577
TOTAL COMMON STOCKS (Cost $254,849,237)		236,264,481

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (b) (Cost: $232,273)	2,078	210,131
SHORT-TERM INVESTMENTS — 3.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	162,432	162,465
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (h)(i)	9,236,564	$9,236,564
TOTAL SHORT-TERM INVESTMENTS (Cost $9,399,017)		9,399,029
TOTAL INVESTMENTS — 103.5% (Cost $264,480,527)		245,873,641
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.5)%		(8,347,708)
NET ASSETS — 100.0%		$237,525,933
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.6% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$236,264,058	$423	$—	$236,264,481
Preferred Stocks	210,131	—	—	210,131
Short-Term Investments	9,399,029	—	—	9,399,029
TOTAL INVESTMENTS	$245,873,218	$423	$—	$245,873,641

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	20.3%
Industrials	14.9
Health Care	14.8
Consumer Discretionary	12.1
Consumer Staples	11.4
Information Technology	8.5
Materials	6.7
Communication Services	4.9
Real Estate	2.9
Utilities	2.9
Energy	0.2
Short-Term Investments	3.9
Liabilities in Excess of Other Assets	(3.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	6,839	$6,840	$2,502,723	$2,346,890	$(219)	$11	162,432	$162,465	$2,111
State Street Navigator Securities Lending Portfolio II	9,179,619	9,179,619	12,484,603	12,427,658	—	—	9,236,564	9,236,564	14,074
Total		$9,186,459	$14,987,326	$14,774,548	$(219)	$11		$9,399,029	$16,185
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 100.4%
BRAZIL — 4.8%
Ambev SA	79,373	$218,286
Americanas SA	15,941	29,136
B3 SA - Brasil Bolsa Balcao	134,506	336,536
Banco Bradesco SA Preference Shares	96,703	277,485
Banco BTG Pactual SA	3,607	16,355
Banco Santander Brasil SA	6,467	34,529
BB Seguridade Participacoes SA	19,509	124,560
Bradespar SA Preference Shares	2,382	13,408
Braskem SA Class A, Preference Shares	1,079	4,856
Centrais Eletricas Brasileiras SA	9,377	74,806
Centrais Eletricas Brasileiras SA Class B, Preference Shares	10,700	87,610
Cia Brasileira de Distribuicao	2,131	6,668
Cia Siderurgica Nacional SA	23,302	64,216
Cosan SA	35,174	114,054
Equatorial Energia SA	36,417	186,370
Gerdau SA Preference Shares	17,584	97,816
Hapvida Participacoes e Investimentos SA (a)(b)	64,968	62,511
Itau Unibanco Holding SA Preference Shares	85,189	403,376
Itausa SA Preference Shares	114,406	184,402
Itausa SA	3	5
Klabin SA	11,097	41,973
Localiza Rent a Car SA	15,728	158,479
Lojas Renner SA	31,285	121,354
Magazine Luiza SA (b)	71,776	37,249
Natura & Co. Holding SA	12,212	26,854
Rumo SA	29,119	102,638
Sendas Distribuidora SA	10,180	37,541
Suzano SA	10,788	98,568
Telefonica Brasil SA	12,163	88,347
TOTVS SA	5,891	30,818
Vale SA	57,800	973,013
Via SA (b)	20,426	9,285
WEG SA	46,198	336,964
		4,400,068
CHILE — 0.6%
Banco Santander Chile	1,638,594	65,297
Cencosud SA	35,684	58,430
Empresas CMPC SA	61,603	102,381
Enel Americas SA	802,610	106,927
Falabella SA	12,784	24,759
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,053	165,310
		523,104
Security Description	Shares	Value
CHINA — 33.2%
360 DigiTech, Inc. ADR	1,452	$29,563
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	16,000	41,857
3SBio, Inc. (a)	19,000	20,205
AAC Technologies Holdings, Inc. (b)(c)	13,000	29,714
Addsino Co., Ltd. Class A	15,300	20,765
Agricultural Bank of China, Ltd. Class H	463,000	158,981
Aier Eye Hospital Group Co., Ltd. Class A	5,385	24,182
Air China, Ltd. Class A (b)	26,600	40,752
Airtac International Group	2,092	63,368
Alibaba Group Holding, Ltd. ADR (b)	747	65,803
Alibaba Group Holding, Ltd. (b)	224,200	2,477,562
Alibaba Health Information Technology, Ltd. (b)	64,000	54,529
Anhui Conch Cement Co., Ltd. Class H (c)	31,000	108,431
Anjoy Foods Group Co., Ltd. Class A	900	21,057
ANTA Sports Products, Ltd.	24,295	318,436
Autohome, Inc. ADR	829	25,367
AviChina Industry & Technology Co., Ltd. Class H (c)	16,000	7,195
Baidu, Inc. Class A (b)	39,912	571,198
Bank of China, Ltd. Class H	1,277,509	464,849
Bank of Communications Co., Ltd. Class H	225,000	129,437
BBMG Corp. Class A	154,700	56,792
BeiGene, Ltd. (b)	8,203	141,044
Beijing E-Hualu Information Technology Co., Ltd. Class A (b)	7,700	22,714
Beijing Enterprises Water Group, Ltd.	206,000	52,787
Beijing Shunxin Agriculture Co., Ltd. Class A	7,000	30,170
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	1,500	21,931
BGI Genomics Co., Ltd. Class A	3,600	26,895
Bilibili, Inc. Class Z (b)	2,815	67,373
BYD Co., Ltd. Class A	1,400	51,997
BYD Co., Ltd. Class H	16,136	398,182
BYD Electronic International Co., Ltd.	12,500	40,199
Caitong Securities Co., Ltd. Class A	55,210	56,815
CGN Power Co., Ltd. Class H (a)	475,000	113,197
China Cinda Asset Management Co., Ltd. Class H	344,000	47,601

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China CITIC Bank Corp., Ltd. Class H	258,000	$114,374
China Conch Venture Holdings, Ltd.	27,500	59,757
China Construction Bank Corp. Class H	1,149,340	720,091
China Eastern Airlines Corp., Ltd. Class A (b)	39,700	31,731
China Everbright Environment Group, Ltd.	97,851	43,754
China Feihe, Ltd. (a)	36,000	30,627
China Hongqiao Group, Ltd.	24,000	22,663
China International Capital Corp., Ltd. Class H (a)(c)	24,000	45,817
China Jinmao Holdings Group, Ltd.	8,662	1,864
China Life Insurance Co., Ltd. Class H	160,000	274,697
China Literature, Ltd. (a)(b)(c)	3,000	11,646
China Longyuan Power Group Corp., Ltd. Class H	77,000	94,117
China Medical System Holdings, Ltd.	15,000	23,600
China Meidong Auto Holdings, Ltd.	12,000	24,630
China Mengniu Dairy Co., Ltd. (b)	47,000	213,172
China Merchants Bank Co., Ltd. Class A	22,500	121,169
China Merchants Bank Co., Ltd. Class H	64,000	357,927
China Merchants Port Holdings Co., Ltd.	52,114	76,385
China Minsheng Banking Corp., Ltd. Class H	154,300	53,378
China National Building Material Co., Ltd. Class H	68,000	55,847
China Oilfield Services, Ltd. Class H (c)	54,000	65,658
China Overseas Land & Investment, Ltd.	50,000	131,968
China Pacific Insurance Group Co., Ltd. Class H	45,000	100,206
China Railway Group, Ltd. Class H	211,000	111,381
China Resources Beer Holdings Co., Ltd.	24,000	167,740
China Resources Cement Holdings, Ltd. (c)	46,000	24,400
China Resources Gas Group, Ltd.	21,200	79,585
China Resources Land, Ltd.	52,000	238,182
China Resources Mixc Lifestyle Services, Ltd. (a)	8,200	41,657
China Ruyi Holdings, Ltd. (b)(c)	64,000	15,990
China Taiping Insurance Holdings Co., Ltd.	55,830	69,529
Security Description	Shares	Value
China Tourism Group Duty Free Corp., Ltd. Class A	1,700	$53,080
China Tower Corp., Ltd. Class H (a)	682,000	73,400
China Vanke Co., Ltd. Class H (c)	47,000	95,145
China Yangtze Power Co., Ltd. Class A	19,400	58,883
Chinasoft International, Ltd. (b)	16,000	13,919
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,900	49,508
CITIC Securities Co., Ltd. Class H	92,250	186,510
CMOC Group, Ltd. Class A	69,200	45,508
Contemporary Amperex Technology Co., Ltd. Class A	3,400	193,331
COSCO SHIPPING Holdings Co., Ltd. Class A	40,300	59,936
COSCO SHIPPING Holdings Co., Ltd. Class H (c)	55,350	56,450
Country Garden Holdings Co., Ltd. (b)(c)	173,460	59,339
Country Garden Services Holdings Co., Ltd.	26,000	64,759
CSPC Pharmaceutical Group, Ltd.	170,640	179,277
Daan Gene Co., Ltd. Class A	2,280	5,128
Daqo New Energy Corp. ADR (b)	900	34,749
Dongfang Electric Corp., Ltd. Class A	22,200	67,445
Dongyue Group, Ltd.	39,000	42,923
East Money Information Co., Ltd. Class A	8,080	22,656
ENN Energy Holdings, Ltd.	12,600	176,934
Eve Energy Co., Ltd. Class A	3,000	38,113
Flat Glass Group Co., Ltd. Class A	7,200	34,664
Flat Glass Group Co., Ltd. Class H (c)	5,000	12,095
Foshan Haitian Flavouring & Food Co., Ltd. Class A	4,274	49,171
Fuyao Glass Industry Group Co., Ltd. Class A	4,900	24,837
Ganfeng Lithium Group Co., Ltd. Class A	4,220	42,396
Ganfeng Lithium Group Co., Ltd. Class H (a)	5,080	37,946
GDS Holdings, Ltd. ADR (b)	1,776	36,621
GDS Holdings, Ltd. Class A (b)	6,640	17,440
Geely Automobile Holdings, Ltd. (c)	111,000	162,128
Gemdale Corp. Class A	25,293	37,397
Genscript Biotech Corp. (b)	20,000	63,678
GoerTek, Inc. Class A	15,200	36,974
Great Wall Motor Co., Ltd. Class H (c)	81,713	106,369

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
GRG Banking Equipment Co., Ltd. Class A	26,500	$38,071
Guangdong Investment, Ltd.	88,801	90,906
Guangzhou Automobile Group Co., Ltd. Class H	36,000	24,262
Guangzhou Haige Communications Group, Inc. Co. Class A	29,900	35,091
H World Group, Ltd. ADR	3,339	141,640
Haidilao International Holding, Ltd. (a)(b)(c)	15,000	43,050
Haier Smart Home Co., Ltd. Class A	26,500	93,685
Haier Smart Home Co., Ltd. Class H	27,200	92,700
Haitong Securities Co., Ltd. Class A	35,600	44,713
Hangzhou First Applied Material Co., Ltd. Class A	3,300	31,689
Hangzhou Silan Microelectronics Co., Ltd. Class A	11,300	53,553
Hangzhou Tigermed Consulting Co., Ltd. Class A	4,000	60,588
Hansoh Pharmaceutical Group Co., Ltd. (a)	18,000	34,224
Hengan International Group Co., Ltd.	16,000	84,972
Hengli Petrochemical Co., Ltd. Class A	7,000	15,712
Hithink RoyalFlush Information Network Co., Ltd. Class A	2,800	39,907
Hua Hong Semiconductor, Ltd. (a)(b)(c)	11,000	38,405
Huaneng Power International, Inc. Class H (b)(c)	150,000	70,917
Huatai Securities Co., Ltd. Class H (a)	78,000	89,243
Hutchmed China, Ltd. ADR (b)(c)	274	4,050
Hygeia Healthcare Holdings Co., Ltd. (a)(b)(c)	9,200	66,009
Industrial & Commercial Bank of China, Ltd. Class A	60,900	38,201
Industrial & Commercial Bank of China, Ltd. Class H	862,857	444,421
Industrial Bank Co., Ltd. Class A	20,500	52,118
Innovent Biologics, Inc. (a)(b)	21,500	92,281
Intco Medical Technology Co., Ltd. Class A	1,700	5,167
iQIYI, Inc. ADR (b)(c)	4,944	26,203
JA Solar Technology Co., Ltd. Class A	4,640	40,298
JD Health International, Inc. (a)(b)	19,350	176,891
JD.com, Inc. Class A	34,184	964,429
Security Description	Shares	Value
Jiangsu Hengli Hydraulic Co., Ltd. Class A	100	$913
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	4,792	26,686
Jiangxi Copper Co., Ltd. Class A	8,900	22,421
Jinxin Fertility Group, Ltd. (a)(c)	13,000	12,009
Jiumaojiu International Holdings, Ltd. (a)(c)	13,000	34,728
Joincare Pharmaceutical Group Industry Co., Ltd. Class A	30,300	49,443
JOYY, Inc. ADR	580	18,322
KE Holdings, Inc. ADR (b)	8,859	123,672
Kingboard Holdings, Ltd.	9,000	28,655
Kingdee International Software Group Co., Ltd. (b)(c)	32,000	68,633
Kingsoft Corp., Ltd.	29,000	96,977
Koolearn Technology Holding, Ltd. (a)(b)(c)	10,000	67,265
Kuaishou Technology (a)(b)	29,600	269,455
Kweichow Moutai Co., Ltd. Class A	1,500	374,412
Lenovo Group, Ltd. (c)	161,880	132,948
Lens Technology Co., Ltd. Class A	15,800	24,046
Li Auto, Inc. Class A (b)(c)	16,504	162,398
Li Ning Co., Ltd.	34,500	299,473
Longfor Group Holdings, Ltd. (a)(c)	32,000	99,629
LONGi Green Energy Technology Co., Ltd. Class A (b)	10,980	67,065
Lufax Holding, Ltd. ADR	9,771	18,956
Luxshare Precision Industry Co., Ltd. Class A	17,129	78,603
Luzhou Laojiao Co., Ltd. Class A	1,600	51,865
Mango Excellent Media Co., Ltd. Class A	4,600	19,959
Maxscend Microelectronics Co., Ltd. Class A	288	4,758
Meituan Class B (a)(b)	65,400	1,463,863
Microport Scientific Corp. (b)(c)	7,808	20,558
Ming Yuan Cloud Group Holdings, Ltd. (c)	10,000	8,994
Minth Group, Ltd.	14,000	37,937
MMG, Ltd. (b)	60,000	15,375
Muyuan Foods Co., Ltd. Class A	7,786	54,860
NanJi E-Commerce Co., Ltd. Class A	20,100	13,974
NARI Technology Co., Ltd. Class A	15,280	53,886
NAURA Technology Group Co., Ltd. Class A	1,400	45,588
NetEase, Inc.	32,130	471,353

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co., Ltd. Class H	35,700	$87,364
New Oriental Education & Technology Group, Inc. (b)	26,700	97,496
NIO, Inc. ADR (b)	22,081	215,290
Nongfu Spring Co., Ltd. Class H (a)	24,800	140,126
OFILM Group Co., Ltd. Class A (b)	29,200	19,878
Ovctek China, Inc. Class A	1,400	7,224
People's Insurance Co. Group of China, Ltd. Class H (b)	152,000	50,440
Pharmaron Beijing Co., Ltd. Class A	2,300	22,605
Pharmaron Beijing Co., Ltd. Class H (a)	2,600	18,039
PICC Property & Casualty Co., Ltd. Class H	156,000	148,106
Pinduoduo, Inc. ADR (b)	8,454	689,424
Ping An Bank Co., Ltd. Class A	19,200	36,519
Ping An Healthcare & Technology Co., Ltd. (a)(b)(c)	9,800	26,745
Ping An Insurance Group Co. of China, Ltd. Class A	12,000	81,516
Ping An Insurance Group Co. of China, Ltd. Class H	101,500	671,686
Pop Mart International Group, Ltd. (a)(c)	13,400	34,028
Postal Savings Bank of China Co., Ltd. Class H (a)(c)	76,000	47,226
RiseSun Real Estate Development Co., Ltd. Class A (b)	27,100	8,500
Sangfor Technologies, Inc. Class A	1,100	17,894
Seazen Holdings Co., Ltd. Class A (b)	7,500	22,222
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	15,770	47,888
Shandong Weigao Group Medical Polymer Co., Ltd. Class H (c)	72,000	118,263
Shanghai Baosight Software Co., Ltd. Class A	15,730	101,853
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	14,400	73,344
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	82,000	66,256
Shanghai Zhangjiang High-Tech Park Development Co., Ltd. Class A	12,400	20,324
Shanxi Securities Co., Ltd. Class A	40,030	30,664
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	840	34,600
Security Description	Shares	Value
Shenzhen Kangtai Biological Products Co., Ltd. Class A	4,800	$21,874
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	800	36,534
Shenzhou International Group Holdings, Ltd.	14,243	160,223
Shimao Group Holdings, Ltd. (b)(c)(d)	19,500	2,761
Silergy Corp.	8,000	113,615
Sinopharm Group Co., Ltd. Class H	28,800	73,209
Smoore International Holdings, Ltd. (a)(c)	32,000	49,692
SooChow Securities Co., Ltd. Class A	37,090	35,005
Sunac China Holdings, Ltd. (b)(d)	58,000	8,509
Sungrow Power Supply Co., Ltd. Class A	3,300	53,324
Sunny Optical Technology Group Co., Ltd.	12,900	153,462
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	9,800	35,028
TAL Education Group ADR (b)	2,018	14,227
Tencent Holdings, Ltd.	96,595	4,133,624
Tencent Music Entertainment Group ADR (b)	7,048	58,357
Thunder Software Technology Co., Ltd. Class A	1,700	24,644
Tianma Microelectronics Co., Ltd. Class A	28,800	36,048
Tingyi Cayman Islands Holding Corp.	24,000	42,373
Tongcheng Travel Holdings, Ltd. (b)	18,400	44,273
Tongwei Co., Ltd. Class A	1,400	7,806
Trina Solar Co., Ltd. Class A	4,740	43,681
Trip.com Group, Ltd. ADR (b)	9,146	314,622
Tsingtao Brewery Co., Ltd. Class A	9,300	144,497
Vipshop Holdings, Ltd. ADR (b)	10,456	142,620
Walvax Biotechnology Co., Ltd. Class A	8,900	51,698
Wanhua Chemical Group Co., Ltd. Class A	3,100	41,512
Want Want China Holdings, Ltd.	150,000	100,321
Weibo Corp. ADR (b)	1,038	19,847
Weichai Power Co., Ltd. Class A	57,900	85,191
Weichai Power Co., Ltd. Class H	32,000	42,968
Wharf Holdings, Ltd.	4,877	14,341
Will Semiconductor Co., Ltd. Shanghai Class A	1,620	18,050
Wingtech Technology Co., Ltd. Class A	2,300	17,479

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Wuliangye Yibin Co., Ltd. Class A	6,042	$157,791
WuXi AppTec Co., Ltd. Class A	6,672	78,110
WuXi AppTec Co., Ltd. Class H (a)	1,680	17,747
Wuxi Biologics Cayman, Inc. (a)(b)	56,000	429,420
Wuxi Shangji Automation Co., Ltd. Class A	1,840	28,150
Xiaomi Corp. Class B (a)(b)(c)	251,800	352,942
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	22,439	35,675
Xinyi Solar Holdings, Ltd.	73,281	81,121
XPeng, Inc. ADR (b)	6,145	61,081
XPeng, Inc. Class A (b)	12,290	60,387
Xtep International Holdings, Ltd. (c)	24,500	27,278
Yadea Group Holdings, Ltd. (a)	24,000	40,159
Yifan Pharmaceutical Co., Ltd. Class A (b)	18,600	32,932
Yihai International Holding, Ltd. (b)(c)	8,000	28,290
Yum China Holdings, Inc.	7,870	430,095
Yunnan Energy New Material Co., Ltd. Class A	1,700	32,259
Zai Lab, Ltd. ADR (b)	1,148	35,244
Zhejiang Dahua Technology Co., Ltd. Class A	19,200	31,386
Zhejiang Huayou Cobalt Co., Ltd. Class A	4,150	33,367
Zhejiang NHU Co., Ltd. Class A	18,456	50,016
ZhongAn Online P&C Insurance Co., Ltd. Class H (a)(b)	6,900	19,007
Zhongji Innolight Co., Ltd. Class A	5,200	20,315
Zhongsheng Group Holdings, Ltd.	7,000	36,009
Zhuzhou CRRC Times Electric Co., Ltd.	20,700	102,771
Zijin Mining Group Co., Ltd. Class A	45,600	65,907
Zijin Mining Group Co., Ltd. Class H	76,000	103,022
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	17,600	13,838
ZTE Corp. Class A	7,300	27,285
ZTE Corp. Class H	12,800	28,208
ZTO Express Cayman, Inc. ADR	6,850	184,059
		30,557,080
COLOMBIA — 0.1%
Bancolombia SA Preference Shares	16,281	112,650
Security Description	Shares	Value
EGYPT — 0.1%
Commercial International Bank Egypt SAE	38,980	$65,316
GREECE — 0.1%
Alpha Services & Holdings SA (b)	23,732	25,328
Hellenic Telecommunications Organization SA	3,797	59,124
JUMBO SA	1,379	23,518
		107,970
HONG KONG — 0.2%
Sino Biopharmaceutical, Ltd.	268,250	157,067
Super Hi International Holding, Ltd. (b)(c)	1,500	1,911
		158,978
HUNGARY — 0.2%
OTP Bank Nyrt	5,923	159,592
INDIA — 13.1%
Adani Green Energy, Ltd. (b)	6,178	144,260
Adani Ports & Special Economic Zone, Ltd.	13,960	138,048
Adani Total Gas, Ltd.	4,656	207,832
Adani Transmission, Ltd. (b)	6,227	194,890
Ambuja Cements, Ltd.	12,974	82,191
Apollo Hospitals Enterprise, Ltd.	1,170	63,324
Asian Paints, Ltd.	5,922	221,039
Aurobindo Pharma, Ltd.	11,926	63,183
Avenue Supermarts, Ltd. (a)(b)	2,794	137,412
Axis Bank, Ltd.	40,439	456,424
Bajaj Auto, Ltd.	1,800	78,676
Bajaj Finance, Ltd.	3,163	251,388
Bajaj Finserv, Ltd.	8,290	155,103
Balkrishna Industries, Ltd.	1,935	49,849
Bandhan Bank, Ltd. (a)(b)	18,791	53,195
Bharat Electronics, Ltd.	112,764	136,167
Bharat Forge, Ltd.	7,575	80,562
Bharti Airtel, Ltd.	33,573	327,127
Britannia Industries, Ltd.	993	51,702
Cholamandalam Investment & Finance Co., Ltd.	11,182	97,709
Cipla, Ltd.	7,448	96,865
Container Corp. Of India, Ltd.	5,192	46,366
Dabur India, Ltd.	11,446	77,679
Divi's Laboratories, Ltd.	2,029	83,711
DLF, Ltd.	6,703	30,383
Dr Reddy's Laboratories, Ltd.	2,460	126,005
Eicher Motors, Ltd.	2,535	98,904
Godrej Consumer Products, Ltd. (b)	7,355	77,706
Grasim Industries, Ltd.	6,750	140,622
Havells India, Ltd.	5,443	72,368
HCL Technologies, Ltd.	21,540	270,597
HDFC Life Insurance Co., Ltd. (a)	5,478	37,494

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Hero MotoCorp, Ltd.	1,086	$35,953
Hindalco Industries, Ltd.	32,365	185,180
Hindustan Unilever, Ltd.	14,626	452,773
Housing Development Finance Corp., Ltd.	21,010	669,841
ICICI Bank, Ltd.	81,588	878,553
ICICI Lombard General Insurance Co., Ltd. (a)	2,244	33,547
Indus Towers, Ltd.	17,473	40,224
Info Edge India, Ltd.	1,403	66,683
Infosys, Ltd.	57,323	1,045,021
InterGlobe Aviation, Ltd. (a)(b)	4,374	106,149
ITC, Ltd.	61,459	246,304
Jubilant Foodworks, Ltd.	11,000	67,951
Kotak Mahindra Bank, Ltd.	7,181	158,606
Larsen & Toubro, Ltd.	10,808	272,493
LTIMindtree, Ltd. (a)	648	34,193
Lupin, Ltd.	4,796	42,534
Mahindra & Mahindra, Ltd.	16,946	255,880
Marico, Ltd.	9,850	60,704
Maruti Suzuki India, Ltd.	2,392	242,716
Muthoot Finance, Ltd.	4,463	57,348
Nestle India, Ltd.	508	120,390
Page Industries, Ltd.	79	40,905
Petronet LNG, Ltd.	13,072	34,043
PI Industries, Ltd.	1,482	61,263
Power Grid Corp. of India, Ltd.	29,574	76,393
Samvardhana Motherson International, Ltd.	48,033	43,051
SBI Cards & Payment Services, Ltd.	7,847	75,454
SBI Life Insurance Co., Ltd. (a)	1,455	21,655
Shree Cement, Ltd.	188	52,924
Shriram Finance, Ltd.	6,562	109,213
State Bank of India	39,735	294,758
Sun Pharmaceutical Industries, Ltd.	21,968	265,910
Tata Consultancy Services, Ltd.	16,448	647,482
Tata Consumer Products, Ltd.	6,941	64,347
Tata Elxsi, Ltd.	407	30,924
Tata Steel, Ltd.	132,850	180,896
Tech Mahindra, Ltd.	7,576	93,077
Titan Co., Ltd.	6,394	200,754
Trent, Ltd.	4,598	75,106
UltraTech Cement, Ltd.	1,800	151,412
United Spirits, Ltd. (b)	6,294	66,763
UPL, Ltd.	12,749	110,361
Wipro, Ltd.	23,245	110,353
Yes Bank, Ltd. (b)	243,931	60,740
		12,089,608
INDONESIA — 1.8%
Bank Central Asia Tbk PT	891,700	489,740
Bank Mandiri Persero Tbk PT	363,400	231,684
Bank Negara Indonesia Persero Tbk PT	173,309	102,700
Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	1,291,767	$409,913
Kalbe Farma Tbk PT	435,865	58,517
Telkom Indonesia Persero Tbk PT	1,076,200	259,242
Unilever Indonesia Tbk PT	243,100	73,395
		1,625,191
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC	58,922	138,618
Boubyan Bank KSCP	23,011	59,999
Gulf Bank KSCP	136,753	140,305
Kuwait Finance House KSCP	84,282	226,643
Mabanee Co. KPSC	23,325	64,629
National Bank of Kuwait SAKP	38,708	136,341
		766,535
MALAYSIA — 1.7%
CIMB Group Holdings Bhd	175,549	231,143
DiGi.Com Bhd	137,200	124,586
Genting Malaysia Bhd	60,300	36,823
Hartalega Holdings Bhd (b)	20,500	7,911
IHH Healthcare Bhd	92,900	131,178
IOI Corp. Bhd	153,600	141,221
Kossan Rubber Industries Bhd (b)	11,000	2,747
Malayan Banking Bhd	33,628	66,416
Maxis Bhd	115,300	100,511
Petronas Chemicals Group Bhd	83,300	162,629
Petronas Gas Bhd	17,700	68,791
Public Bank Bhd	274,500	269,203
Sime Darby Bhd	93,055	48,587
Sime Darby Plantation Bhd	51,455	54,317
Supermax Corp. Bhd	33,736	6,663
Tenaga Nasional Bhd	59,000	128,983
Top Glove Corp. Bhd (b)	101,800	20,915
		1,602,624
MEXICO — 2.4%
America Movil SAB de CV Series L	514,738	467,001
Arca Continental SAB de CV	9,280	75,355
Coca-Cola Femsa SAB de CV	10,710	72,458
Fomento Economico Mexicano SAB de CV	19,947	155,207
Gruma SAB de CV Class B	4,642	62,110
Grupo Aeroportuario del Pacifico SAB de CV Class B	10,032	143,706
Grupo Bimbo SAB de CV Class A	35,833	151,443
Grupo Carso SAB de CV Series A1 (c)	17,176	72,072
Grupo Financiero Banorte SAB de CV Series O	45,314	325,335
Grupo Financiero Inbursa SAB de CV Series O (b)(c)	64,598	108,861

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Industrias Penoles SAB de CV (b)(c)	4,405	$54,174
Kimberly-Clark de Mexico SAB de CV Class A	33,074	56,127
Orbia Advance Corp. SAB de CV	36,478	64,580
Promotora y Operadora de Infraestructura SAB de CV	4,963	40,637
Sitios Latinoamerica SAB de CV (b)(c)	25,736	12,348
Wal-Mart de Mexico SAB de CV	89,152	313,792
		2,175,206
PERU — 0.3%
Cia de Minas Buenaventura SAA ADR (c)	7,121	53,051
Credicorp, Ltd.	1,407	190,874
Southern Copper Corp.	980	59,182
		303,107
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	85,270	88,288
ACEN Corp.	32,490	4,443
Ayala Corp.	9,370	116,857
Ayala Land, Inc.	212,680	117,546
BDO Unibank, Inc.	63,798	121,007
SM Investments Corp.	6,020	97,223
SM Prime Holdings, Inc.	119,100	75,870
Universal Robina Corp.	29,420	71,798
		693,032
POLAND — 0.7%
Allegro.eu SA (a)(b)	3,945	22,602
Bank Polska Kasa Opieki SA	4,613	90,972
CD Projekt SA	1,148	33,930
KGHM Polska Miedz SA	5,063	146,306
LPP SA	46	111,690
Powszechna Kasa Oszczednosci Bank Polski SA	19,282	133,155
Powszechny Zaklad Ubezpieczen SA	14,115	113,982
		652,637
QATAR — 1.1%
Barwa Real Estate Co.	93,574	73,821
Commercial Bank PQSC	89,592	123,007
Industries Qatar QSC	44,816	157,642
Masraf Al Rayan QSC	169,028	147,178
Qatar Islamic Bank SAQ	27,400	139,643
Qatar National Bank QPSC	67,205	332,173
		973,464
ROMANIA — 0.1%
NEPI Rockcastle NV	10,100	61,182
Security Description	Shares	Value
RUSSIA — 0.0%
Mobile TeleSystems PJSC ADR (b)(d)	8,917	$—
Polyus PJSC GDR (b)(d)	1,137	—
Sberbank of Russia PJSC (b)(d)	267,268	—
TCS Group Holding PLC GDR (b)(d)	2,150	—
VK Co., Ltd. GDR (b)(d)	1,648	—
VTB Bank PJSC (b)(d)	56,126,000	—
X5 Retail Group NV GDR (b)(d)	2,256	—
Yandex NV Class A (b)(d)	5,874	—
		—
SAUDI ARABIA — 4.1%
ACWA Power Co.	1,295	52,379
Advanced Petrochemical Co.	5,424	61,341
Al Rajhi Bank (b)	34,473	689,827
Alinma Bank (b)	9,440	81,765
Almarai Co. JSC (b)	3,362	47,862
Arab National Bank (b)	8,024	68,433
Bank AlBilad (b)	5,116	60,513
Bank Al-Jazira	10,100	51,279
Banque Saudi Fransi (b)	10,615	114,680
Bupa Arabia for Cooperative Insurance Co.	1,370	52,423
Dar Al Arkan Real Estate Development Co. (b)	20,615	63,743
Dr Sulaiman Al Habib Medical Services Group Co.	1,410	82,769
Elm Co.	1,356	119,796
Emaar Economic City (b)	6,338	14,066
Etihad Etisalat Co.	8,226	76,065
Jarir Marketing Co.	1,209	48,257
Mouwasat Medical Services Co. (b)	789	43,880
National Industrialization Co. (b)	5,428	17,853
Rabigh Refining & Petrochemical Co. (b)	16,118	45,806
Riyad Bank (b)	20,122	170,271
SABIC Agri-Nutrients Co. (b)	2,342	91,112
Sahara International Petrochemical Co.	11,449	103,431
Saudi Arabian Mining Co. (b)	18,292	314,926
Saudi Basic Industries Corp.	11,308	269,009
Saudi British Bank	15,157	157,096
Saudi Electricity Co.	7,479	45,973
Saudi Investment Bank (b)	7,893	36,420
Saudi Kayan Petrochemical Co. (b)	12,180	44,273
Saudi National Bank	33,932	455,978
Saudi Telecom Co.	27,105	263,982
Savola Group	3,397	24,813

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Yanbu National Petrochemical Co. (b)	3,362	$37,216
		3,807,237
SOUTH AFRICA — 3.5%
Absa Group, Ltd.	13,957	159,052
Anglo American Platinum, Ltd.	803	67,245
Bid Corp., Ltd.	9,279	179,881
Bidvest Group, Ltd.	10,572	133,208
Capitec Bank Holdings, Ltd.	690	75,370
Clicks Group, Ltd.	4,587	72,810
FirstRand, Ltd.	85,227	311,155
Gold Fields, Ltd.	17,518	181,357
Growthpoint Properties, Ltd. REIT	67,967	58,081
Harmony Gold Mining Co., Ltd.	8,088	27,950
Impala Platinum Holdings, Ltd.	10,902	136,565
MTN Group, Ltd.	32,420	242,555
Naspers, Ltd. Class N	3,486	578,645
Nedbank Group, Ltd.	7,489	93,565
Northam Platinum Holdings, Ltd. (b)	4,590	50,494
Old Mutual, Ltd.	20,511	12,609
Sanlam, Ltd.	36,609	104,825
Shoprite Holdings, Ltd.	11,224	149,082
Sibanye Stillwater, Ltd.	36,867	96,896
SPAR Group, Ltd. (c)	11,957	79,760
Standard Bank Group, Ltd.	27,136	267,596
Vodacom Group, Ltd.	15,696	113,188
Woolworths Holdings, Ltd.	13,972	54,549
		3,246,438
SOUTH KOREA — 11.9%
Alteogen, Inc. (b)	477	14,429
AMOREPACIFIC Group (b)	795	21,942
Celltrion Healthcare Co., Ltd.	992	45,501
Celltrion Pharm, Inc. (b)	319	16,877
Celltrion, Inc.	1,998	253,601
Coway Co., Ltd. (b)	1,949	86,160
Doosan Enerbility Co., Ltd. (b)	4,521	55,060
Ecopro BM Co., Ltd.	716	52,150
Hana Financial Group, Inc.	3,505	116,556
Hanwha Solutions Corp. (b)	1,646	55,973
Helixmith Co., Ltd. (b)	113	943
HLB, Inc. (b)	1,668	37,462
HMM Co., Ltd. (b)	4,231	65,414
Hyundai Engineering & Construction Co., Ltd. (b)	3,867	106,729
Hyundai Glovis Co., Ltd. (b)	841	108,741
Hyundai Mobis Co., Ltd.	1,477	234,194
Hyundai Motor Co.	2,850	340,332
Hyundai Motor Co. Preference Shares	1,060	62,032
Hyundai Steel Co. (b)	2,042	49,415
Industrial Bank of Korea	13,849	107,550
Kakao Corp.	3,849	161,631
KB Financial Group, Inc.	7,340	281,526
Security Description	Shares	Value
Kia Corp. (b)	5,121	$240,155
Korea Zinc Co., Ltd. (b)	312	139,160
Krafton, Inc. (b)	365	48,494
KT&G Corp. (b)	2,965	214,549
Kumho Petrochemical Co., Ltd. (b)	277	27,601
L&F Co., Ltd. (b)	352	48,297
LG Chem, Ltd. (b)	900	427,046
LG Corp. (b)	2,113	130,506
LG Electronics, Inc. (b)	2,504	171,290
LG Energy Solution, Ltd. (b)	282	97,122
LG H&H Co., Ltd. (b)	224	127,899
LG Innotek Co., Ltd. (b)	182	36,342
Lotte Chemical Corp. (b)	451	63,664
LX Holdings Corp. (b)	972	6,503
NAVER Corp.	2,349	329,733
NCSoft Corp. (b)	420	148,802
POSCO Chemtech Co., Ltd. (b)	277	39,431
POSCO Holdings, Inc.	1,624	355,110
Samsung Biologics Co., Ltd. (a)(b)	239	155,175
Samsung C&T Corp. (b)	1,672	150,077
Samsung Electronics Co., Ltd. Preference Shares	13,199	527,125
Samsung Electronics Co., Ltd.	72,247	3,159,557
Samsung Fire & Marine Insurance Co., Ltd. (b)	764	120,838
Samsung SDI Co., Ltd.	1,077	503,367
Samsung SDS Co., Ltd. (b)	1,185	115,267
Seegene, Inc.	580	12,476
Shin Poong Pharmaceutical Co., Ltd. (b)	507	8,480
Shinhan Financial Group Co., Ltd.	10,103	281,238
SK Bioscience Co., Ltd. (b)	430	24,994
SK Chemicals Co., Ltd.	125	7,236
SK Hynix, Inc.	9,866	585,172
SK Innovation Co., Ltd. (b)	750	91,341
SK Square Co., Ltd. (b)	657	17,432
SK Telecom Co., Ltd.	1,019	38,197
S-Oil Corp.	1,886	124,391
Woori Financial Group, Inc.	14,331	130,900
		10,979,185
TAIWAN — 14.9%
Accton Technology Corp.	5,000	38,148
ASE Technology Holding Co., Ltd.	78,656	240,302
Asustek Computer, Inc.	21,000	183,452
AUO Corp.	38,400	18,741
Catcher Technology Co., Ltd.	3,000	16,496
Cathay Financial Holding Co., Ltd.	176,403	229,576
Chailease Holding Co., Ltd.	10,500	74,133
Chang Hwa Commercial Bank, Ltd.	138,352	77,199

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Airlines, Ltd.	50,000	$30,909
China Development Financial Holding Corp.	396,257	162,445
China Steel Corp.	254,000	246,269
Chunghwa Telecom Co., Ltd.	63,000	231,621
Compal Electronics, Inc.	258,000	193,486
CTBC Financial Holding Co., Ltd.	357,000	256,697
E Ink Holdings, Inc.	14,000	73,335
E.Sun Financial Holding Co., Ltd.	258,123	201,977
eMemory Technology, Inc.	1,000	43,435
Eva Airways Corp.	43,000	39,383
Evergreen Marine Corp. Taiwan, Ltd. (b)	13,600	72,125
Far Eastern New Century Corp.	65,000	67,463
First Financial Holding Co., Ltd.	265,142	228,604
Formosa Chemicals & Fibre Corp.	61,397	140,830
Formosa Plastics Corp.	81,000	228,752
Fubon Financial Holding Co., Ltd.	154,750	283,465
Globalwafers Co., Ltd. (b)	2,000	27,818
Hon Hai Precision Industry Co., Ltd.	204,980	666,249
Hotai Motor Co., Ltd.	5,000	95,655
Hua Nan Financial Holdings Co., Ltd.	337,030	246,175
Innolux Corp.	72,400	26,029
Largan Precision Co., Ltd.	1,000	66,373
Lite-On Technology Corp.	78,000	161,910
MediaTek, Inc.	25,000	508,370
Mega Financial Holding Co., Ltd.	230,625	227,732
Nan Ya Plastics Corp.	128,000	295,684
Nan Ya Printed Circuit Board Corp.	4,000	29,542
Novatek Microelectronics Corp.	8,000	82,120
Pegatron Corp.	46,000	95,037
President Chain Store Corp.	10,394	91,984
Quanta Computer, Inc.	48,000	112,912
Realtek Semiconductor Corp.	8,000	73,140
SinoPac Financial Holdings Co., Ltd.	386,621	210,698
Taishin Financial Holding Co., Ltd.	314,356	154,439
Taiwan Cement Corp.	129,743	142,046
Taiwan Cooperative Financial Holding Co., Ltd.	306,632	259,388
Taiwan Mobile Co., Ltd.	32,000	98,596
Taiwan Semiconductor Manufacturing Co., Ltd.	384,734	5,614,133
Unimicron Technology Corp.	18,000	70,277
Uni-President Enterprises Corp.	128,000	277,360
Security Description	Shares	Value
United Microelectronics Corp. (b)	248,602	$329,199
Voltronic Power Technology Corp.	1,000	50,268
Wan Hai Lines, Ltd.	11,500	29,970
Yang Ming Marine Transport Corp.	19,000	40,491
Yuanta Financial Holding Co., Ltd.	311,472	219,907
		13,682,345
THAILAND — 1.9%
Advanced Info Service PCL NVDR	35,377	199,178
Airports of Thailand PCL NVDR (b)	120,786	261,555
Bangkok Dusit Medical Services PCL NVDR	266,100	222,806
BTS Group Holdings PCL	435,800	105,694
CP ALL PCL NVDR	134,700	265,433
Delta Electronics Thailand PCL	4,800	115,028
Energy Absolute PCL	24,600	68,896
Minor International PCL NVDR (b)	137,352	127,894
PTT Global Chemical PCL NVDR	92,974	126,838
SCB X PCL NVDR	34,816	107,559
Siam Cement PCL	12,800	126,392
		1,727,273
TURKEY — 0.7%
Aselsan Elektronik Sanayi Ve Ticaret A/S	30,959	102,786
BIM Birlesik Magazalar A/S	15,061	110,145
Eregli Demir ve Celik Fabrikalari TAS	22,591	49,793
Turk Hava Yollari AO (b)	16,932	127,446
Turkcell Iletisim Hizmetleri A/S	25,948	52,507
Turkiye Is Bankasi A/S Class C	137,994	94,136
Turkiye Petrol Rafinerileri AS (b)	2,921	82,686
		619,499
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	98,053	240,283
Abu Dhabi Islamic Bank PJSC	23,429	58,116
Aldar Properties PJSC	165,051	199,087
Dubai Islamic Bank PJSC	30,039	46,621
Emirates NBD Bank PJSC	13,882	49,138
Emirates Telecommunications Group Co. PJSC	51,566	320,967
First Abu Dhabi Bank PJSC	47,766	222,400
		1,136,612
UNITED STATES — 0.2%
JBS SA	23,815	99,189
Legend Biotech Corp. ADR (b)	900	44,928

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Parade Technologies, Ltd.	1,000	$25,150
		169,267
TOTAL COMMON STOCKS (Cost $101,760,627)		92,395,200

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 01/31/23) (b) (Cost: $0)	69	140
SOUTH KOREA — 0.0% (e)
Hanwha Solutions Corp. (expiring 01/09/23)	14	10
Lotte Chemical Corp. (expiring 01/20/23) (b)	90	2,533
		2,543
TOTAL RIGHTS (Cost $0)		2,683
SHORT-TERM INVESTMENTS — 1.1%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	34,437	34,444
State Street Navigator Securities Lending Portfolio II (h)(i)	1,009,664	1,009,664
TOTAL SHORT-TERM INVESTMENTS (Cost $1,044,111)		1,044,108
TOTAL INVESTMENTS — 101.5% (Cost $102,812,469)		93,441,991
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.5)%		(1,359,079)
NET ASSETS — 100.0%		$92,082,912

(a)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $11,270, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$89,160,151	$3,223,779	$11,270	$92,395,200
Rights	140	2,543	—	2,683
Short-Term Investments	1,044,108	—	—	1,044,108
TOTAL INVESTMENTS	$90,204,399	$3,226,322	$11,270	$93,441,991
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS FOSSIL FUEL RESERVES FREE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	23.8%
Information Technology	19.9
Consumer Discretionary	14.6
Communication Services	10.7
Materials	8.8
Consumer Staples	7.0
Industrials	6.1
Health Care	4.5
Utilities	2.4
Real Estate	2.0
Energy	0.6
Short-Term Investments	1.1
Liabilities in Excess of Other Assets	(1.5)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	231,518	$231,565	$1,891,652	$2,088,613	$(147)	$(13)	34,437	$34,444	$1,115
State Street Navigator Securities Lending Portfolio II	778,513	778,513	3,040,610	2,809,459	—	—	1,009,664	1,009,664	1,452
Total		$1,010,078	$4,932,262	$4,898,072	$(147)	$(13)		$1,044,108	$2,567
See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 7.7%
Ampol, Ltd.	9,412	$180,504
ANZ Group Holdings, Ltd. (a)	97,153	1,558,823
Aristocrat Leisure, Ltd.	985	20,387
ASX, Ltd.	12,290	566,910
Aurizon Holdings, Ltd.	119,401	302,025
BHP Group, Ltd.	444,567	13,756,674
BlueScope Steel, Ltd.	39,650	452,805
Brambles, Ltd.	118,090	966,599
Cochlear, Ltd.	2,124	294,013
Coles Group, Ltd.	77,205	875,402
Commonwealth Bank of Australia (a)	42,032	2,924,510
CSL, Ltd.	31,724	6,190,762
Dexus REIT	35,730	187,785
Endeavour Group, Ltd.	36,258	157,857
Fortescue Metals Group, Ltd.	166,239	2,312,194
Glencore PLC	777,861	5,168,748
Goodman Group REIT (a)	109,657	1,290,957
GPT Group REIT	39,438	112,328
Insurance Australia Group, Ltd.	60,915	196,220
LendLease Corp., Ltd. Stapled Security (a)	21,202	112,725
Lottery Corp., Ltd. (b)	46,511	141,306
Macquarie Group, Ltd.	4,557	515,961
Medibank Pvt, Ltd.	394,545	789,304
Mineral Resources, Ltd.	2,496	130,674
Mirvac Group REIT	58,797	84,930
National Australia Bank, Ltd.	70,475	1,436,646
Newcrest Mining, Ltd.	93,034	1,302,198
Northern Star Resources, Ltd.	9,467	70,043
Origin Energy, Ltd.	42,673	223,407
QBE Insurance Group, Ltd.	28,353	258,226
Ramsay Health Care, Ltd.	3,181	139,571
REA Group, Ltd. (a)	3,953	297,025
Rio Tinto PLC	114,305	7,972,107
Rio Tinto, Ltd.	38,872	3,068,689
Santos, Ltd.	62,216	301,249
Scentre Group REIT	138,681	270,854
SEEK, Ltd. (a)	5,241	74,460
Sonic Healthcare, Ltd.	57,392	1,166,444
South32, Ltd.	97,010	263,149
Stockland REIT	39,928	98,290
Suncorp Group, Ltd.	38,322	312,896
Telstra Group, Ltd. (a)	420,251	1,137,123
Transurban Group Stapled Security	96,224	847,001
Vicinity, Ltd. REIT	76,338	103,537
Wesfarmers, Ltd.	178,757	5,565,397
Westpac Banking Corp.	104,706	1,657,999
Woodside Energy Group, Ltd.	18,395	442,099
Woolworths Group, Ltd. (a)	97,836	2,226,622
		68,525,435
Security Description	Shares	Value
AUSTRIA — 0.2%
Erste Group Bank AG	12,116	$386,631
Mondi PLC	39,092	662,800
OMV AG	6,788	348,460
Verbund AG	4,191	351,789
Voestalpine AG	8,897	235,294
		1,984,974
BELGIUM — 1.0%
Ageas SA/NV	7,260	320,932
Anheuser-Busch InBev SA/NV	14,615	877,691
Groupe Bruxelles Lambert NV	32,731	2,605,239
KBC Group NV	8,027	514,694
Sofina SA	1,366	299,737
Solvay SA	2,813	283,585
UCB SA	36,083	2,832,763
Umicore SA	15,560	569,932
		8,304,573
BRAZIL — 0.0% (c)
Yara International ASA	6,686	292,254
CHINA — 0.8%
BOC Hong Kong Holdings, Ltd.	806,036	2,747,046
Prosus NV	49,946	3,435,497
SITC International Holdings Co., Ltd.	152,000	338,083
Wilmar International, Ltd.	151,500	471,037
Xinyi Glass Holdings, Ltd.	194,000	361,407
		7,353,070
DENMARK — 4.4%
AP Moller - Maersk A/S Class A	368	811,751
AP Moller - Maersk A/S Class B	470	1,053,611
Carlsberg AS Class B	7,629	1,010,799
Chr. Hansen Holding A/S	20,779	1,490,168
Coloplast A/S Class B	9,888	1,152,300
Danske Bank A/S	37,183	732,683
Demant A/S (b)	4,650	128,498
DSV A/S	12,675	1,994,609
Genmab A/S (b)	7,433	3,137,331
Novo Nordisk A/S Class B	171,230	23,050,689
Novozymes A/S Class B	33,853	1,709,691
Orsted A/S (d)	3,467	314,117
Pandora A/S	8,930	625,549
ROCKWOOL A/S Class B	644	150,929
Tryg A/S	61,287	1,454,366
Vestas Wind Systems A/S	10,835	314,265
		39,131,356
FINLAND — 1.6%
Elisa Oyj	56,494	2,982,102
Fortum Oyj	16,894	280,188
Kesko Oyj Class B	18,174	399,950
Kone Oyj Class B	68,510	3,531,564
Neste Oyj	29,945	1,374,867

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Nokia Oyj	164,259	$758,546
Nordea Bank Abp (e)	87,854	941,651
Nordea Bank Abp (e)	8,933	95,623
Orion Oyj Class B	42,145	2,304,736
Sampo Oyj Class A	14,818	772,064
Stora Enso Oyj Class R	6,025	84,557
UPM-Kymmene Oyj	18,242	680,044
Wartsila OYJ Abp	20,075	168,572
		14,374,464
FRANCE — 8.4%
Aeroports de Paris (b)	335	44,763
Air Liquide SA	20,991	2,966,109
Airbus SE	7,115	843,028
Alstom SA	11,908	290,015
Arkema SA	915	81,912
AXA SA	141,720	3,940,834
BioMerieux	8,711	910,344
BNP Paribas SA	54,171	3,078,594
Bouygues SA (a)	11,674	349,352
Bureau Veritas SA	10,304	270,635
Capgemini SE	2,386	397,120
Carrefour SA	129,085	2,154,659
Cie de Saint-Gobain	14,305	696,939
Cie Generale des Etablissements Michelin SCA (a)	18,462	511,997
Credit Agricole SA	55,215	579,323
Danone SA	33,157	1,742,092
Dassault Systemes SE	6,661	238,114
Electricite de France SA	27,220	348,606
Engie SA	70,034	1,000,669
EssilorLuxottica SA	4,018	725,565
Getlink SE	17,330	276,969
Hermes International	2,713	4,183,922
Ipsen SA	8,993	964,576
Kering SA	5,178	2,627,717
Klepierre SA REIT (b)	8,025	184,398
La Francaise des Jeux SAEM (d)	19,234	771,423
Legrand SA	7,093	566,388
L'Oreal SA	20,709	7,373,117
LVMH Moet Hennessy Louis Vuitton SE	17,184	12,469,105
Orange SA (a)	419,446	4,154,673
Pernod Ricard SA	8,898	1,744,961
Publicis Groupe SA	6,595	418,228
Renault SA (b)	17,283	576,876
Safran SA	3,049	380,463
Sanofi	68,508	6,568,663
Sartorius Stedim Biotech	2,190	707,026
SEB SA	7,735	645,967
Societe Generale SA	55,117	1,381,178
Sodexo SA	2,619	250,108
Teleperformance	461	109,569
Thales SA	3,566	454,033
TotalEnergies SE	64,944	4,065,117
Security Description	Shares	Value
Ubisoft Entertainment SA (b)	1,437	$40,503
Unibail-Rodamco-Westfield CDI (b)	1,068	2,796
Unibail-Rodamco-Westfield REIT (b)(e)	1,974	102,451
Valeo	7,975	142,139
Veolia Environnement SA	13,888	355,727
Vinci SA	12,036	1,198,349
Vivendi SE	21,200	201,685
Worldline SA (b)(d)	980	38,207
		74,127,004
GERMANY — 5.5%
adidas AG	3,772	513,111
Allianz SE	13,108	2,810,492
Aroundtown SA	62,101	144,683
BASF SE	27,456	1,359,338
Bayer AG	19,805	1,021,440
Bayerische Motoren Werke AG	15,496	1,378,947
Bayerische Motoren Werke AG Preference Shares	3,993	339,004
Bechtle AG	6,032	212,829
Beiersdorf AG	23,926	2,737,353
Brenntag SE	9,437	601,478
Carl Zeiss Meditec AG	1,788	224,982
Commerzbank AG (b)	56,754	535,203
Continental AG	3,598	214,961
Covestro AG (d)	9,718	379,079
Daimler Truck Holding AG (b)	17,679	546,131
Deutsche Bank AG	93,289	1,054,169
Deutsche Boerse AG	16,864	2,904,893
Deutsche Lufthansa AG (b)	30,337	251,409
Deutsche Post AG	85,534	3,211,446
Deutsche Telekom AG	221,995	4,415,791
E.ON SE	67,752	674,926
Fresenius Medical Care AG & Co. KGaA	9,354	305,182
Fresenius SE & Co. KGaA	20,445	572,773
GEA Group AG	6,287	256,314
Hannover Rueck SE	2,415	478,109
HeidelbergCement AG	4,870	276,923
HelloFresh SE (b)	854	18,712
Henkel AG & Co. KGaA Preference Shares	15,994	1,109,865
Henkel AG & Co. KGaA	6,125	393,848
Infineon Technologies AG	15,207	461,409
Knorr-Bremse AG	7,652	416,823
LEG Immobilien SE	1,111	72,163
Mercedes-Benz Group AG	37,637	2,466,320
Merck KGaA	11,682	2,255,390
MTU Aero Engines AG	786	169,617
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	4,860	1,576,797
Nemetschek SE	4,005	203,843
Porsche Automobil Holding SE Preference Shares	7,333	401,011

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Puma SE	1,361	$82,358
Rational AG	202	119,649
Rheinmetall AG	2,664	528,969
RWE AG	40,404	1,793,409
SAP SE	11,248	1,157,106
Sartorius AG Preference Shares	1,132	446,282
Siemens AG	11,886	1,644,526
Siemens Energy AG (b)	9,484	177,891
Siemens Healthineers AG (d)	4,193	209,116
Symrise AG	23,155	2,511,991
Telefonica Deutschland Holding AG	82,284	202,244
United Internet AG	4,254	85,762
Volkswagen AG	1,791	282,225
Volkswagen AG Preference Shares	15,077	1,873,305
Vonovia SE	6,268	147,303
Zalando SE (b)(d)	1,614	57,033
		48,285,933
HONG KONG — 3.8%
AIA Group, Ltd.	170,223	1,893,075
CK Asset Holdings, Ltd.	94,354	580,876
CK Infrastructure Holdings, Ltd.	234,500	1,227,340
CLP Holdings, Ltd.	440,500	3,214,175
Hang Lung Properties, Ltd.	59,000	115,355
Hang Seng Bank, Ltd.	271,629	4,517,318
Henderson Land Development Co., Ltd.	38,000	132,672
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	1,184,040	784,308
HKT Trust & HKT, Ltd. Stapled Security	1,538,540	1,886,473
Hong Kong & China Gas Co., Ltd.	871,652	828,661
Hong Kong Exchanges & Clearing, Ltd.	84,972	3,671,075
Hongkong Land Holdings, Ltd.	48,600	223,560
Jardine Matheson Holdings, Ltd.	44,200	2,249,780
Link REIT	272,341	1,999,390
MTR Corp., Ltd.	617,789	3,272,997
New World Development Co., Ltd.	86,687	244,347
Power Assets Holdings, Ltd.	602,500	3,300,069
Prudential PLC	58,913	799,020
Sino Land Co., Ltd.	78,000	97,538
Sun Hung Kai Properties, Ltd.	90,500	1,238,368
Swire Pacific, Ltd. Class A	15,500	136,433
Techtronic Industries Co., Ltd.	99,500	1,110,379
WH Group, Ltd. (d)	481,790	280,249
Wharf Real Estate Investment Co., Ltd.	21,000	122,422
		33,925,880
Security Description	Shares	Value
IRELAND — 0.5%
AerCap Holdings NV (b)	4,190	$244,361
Bank of Ireland Group PLC	20,673	196,363
CRH PLC	18,909	746,885
Flutter Entertainment PLC (a)(b)	1,329	181,268
Kerry Group PLC Class A	25,023	2,249,695
Kingspan Group PLC	9,827	530,476
Smurfit Kappa Group PLC	14,560	537,033
		4,686,081
ISRAEL — 1.1%
Azrieli Group, Ltd.	5,343	353,727
Bank Hapoalim BM	212,957	1,914,410
Bank Leumi Le-Israel BM	257,640	2,140,124
Check Point Software Technologies, Ltd. (b)	18,696	2,358,687
Elbit Systems, Ltd.	485	78,678
ICL Group, Ltd.	83,980	605,722
Isracard, Ltd.	—	1
Mizrahi Tefahot Bank, Ltd.	31,474	1,015,981
Nice, Ltd. (b)	301	58,008
Teva Pharmaceutical Industries, Ltd. ADR (b)	24,594	224,297
Teva Pharmaceutical Industries, Ltd. (b)	28,279	264,397
ZIM Integrated Shipping Services, Ltd. (a)	20,460	351,707
		9,365,739
ITALY — 2.0%
Assicurazioni Generali SpA	54,849	972,602
Coca-Cola HBC AG	2,210	52,451
Davide Campari-Milano NV	24,051	243,439
DiaSorin SpA	1,846	256,907
Enel SpA	219,837	1,180,143
Eni SpA	85,361	1,210,374
Ferrari NV	17,058	3,644,670
FinecoBank Banca Fineco SpA	45,090	746,858
Infrastrutture Wireless Italiane SpA (d)	94,812	952,584
Intesa Sanpaolo SpA ADR	686,214	1,521,847
Mediobanca Banca di Credito Finanziario SpA (a)	26,766	256,637
Moncler SpA	14,570	769,716
Poste Italiane SpA (d)	9,784	95,293
Prysmian SpA	3,028	112,008
Recordati Industria Chimica e Farmaceutica SpA	31,558	1,305,110
Snam SpA	317,044	1,531,779
Telecom Italia SpA (a)(b)	1,097,656	253,390
Terna - Rete Elettrica Nazionale	84,267	620,544
UniCredit SpA	101,729	1,440,944
		17,167,296
JAPAN — 23.2%
Advantest Corp.	16,400	1,054,015

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Aeon Co., Ltd.	30,500	$643,310
AGC, Inc. (a)	5,500	183,201
Aisin Corp.	6,300	168,548
Ajinomoto Co., Inc.	15,200	464,369
ANA Holdings, Inc. (b)	5,300	112,471
Asahi Group Holdings, Ltd. (a)	15,700	490,116
Asahi Intecc Co., Ltd.	17,300	283,733
Asahi Kasei Corp.	30,500	217,611
Astellas Pharma, Inc.	46,300	704,088
Azbil Corp.	6,100	153,719
Bandai Namco Holdings, Inc.	20,200	1,272,824
Bridgestone Corp. (a)	36,900	1,311,894
Brother Industries, Ltd.	22,900	348,329
Canon, Inc. (a)	124,500	2,694,378
Capcom Co., Ltd.	11,700	373,315
Central Japan Railway Co.	9,000	1,105,347
Chiba Bank, Ltd. (a)	138,000	1,006,147
Chubu Electric Power Co., Inc.	171,100	1,766,177
Chugai Pharmaceutical Co., Ltd. (a)	93,100	2,376,451
Concordia Financial Group, Ltd.	163,100	679,867
CyberAgent, Inc. (a)	32,600	288,581
Daifuku Co., Ltd.	4,100	192,035
Dai-ichi Life Holdings, Inc.	37,408	848,835
Daiichi Sankyo Co., Ltd.	7,318	235,716
Daikin Industries, Ltd.	1,900	290,879
Daito Trust Construction Co., Ltd.	5,200	533,616
Daiwa House Industry Co., Ltd.	31,000	714,002
Daiwa House REIT Investment Corp.	83	184,563
Daiwa Securities Group, Inc.	26,900	118,858
Denso Corp.	8,000	396,286
Dentsu Group, Inc. (a)	1,300	40,839
Disco Corp.	1,700	486,377
East Japan Railway Co.	37,000	2,108,757
Eisai Co., Ltd.	4,100	270,464
ENEOS Holdings, Inc.	565,382	1,919,672
FANUC Corp.	1,700	255,557
Fast Retailing Co., Ltd.	800	488,264
FUJIFILM Holdings Corp.	29,600	1,486,225
Fujitsu, Ltd.	14,300	1,909,087
GMO Payment Gateway, Inc.	300	24,829
Hakuhodo DY Holdings, Inc.	23,000	231,839
Hamamatsu Photonics KK	18,300	876,547
Hankyu Hanshin Holdings, Inc.	24,800	736,792
Hikari Tsushin, Inc.	2,500	352,799
Hirose Electric Co., Ltd.	11,100	1,396,491
Hitachi, Ltd.	25,600	1,298,189
Honda Motor Co., Ltd.	90,200	2,072,730
Hoshizaki Corp. (a)	3,000	105,840
Hoya Corp.	25,200	2,426,511
Idemitsu Kosan Co., Ltd.	70,500	1,640,343
Iida Group Holdings Co., Ltd.	6,300	95,542
Inpex Corp.	31,400	332,217
Security Description	Shares	Value
Isuzu Motors, Ltd.	25,700	$301,322
ITOCHU Corp. (a)	117,114	3,679,978
Itochu Techno-Solutions Corp.	19,900	463,019
Japan Airlines Co., Ltd. (b)	5,200	106,211
Japan Exchange Group, Inc.	42,206	606,964
Japan Metropolitan Fund Invest REIT	240	190,443
Japan Post Bank Co., Ltd. (a)	196,000	1,675,607
Japan Post Holdings Co., Ltd.	382,900	3,219,732
Japan Post Insurance Co., Ltd.	25,200	443,285
Japan Real Estate Investment Corp. REIT	40	174,921
Japan Tobacco, Inc. (a)	159,500	3,216,715
JFE Holdings, Inc.	35,400	412,099
Kajima Corp.	37,800	440,038
Kakaku.com, Inc.	17,100	273,714
Kansai Electric Power Co., Inc.	43,200	418,756
Kao Corp.	42,600	1,696,639
KDDI Corp.	169,318	5,109,889
Keio Corp. (a)	16,000	586,911
Keisei Electric Railway Co., Ltd.	8,100	230,517
Keyence Corp.	10,600	4,130,903
Kikkoman Corp.	6,700	352,404
Kintetsu Group Holdings Co., Ltd.	50,900	1,680,014
Kirin Holdings Co., Ltd. (a)	35,400	539,538
Kobayashi Pharmaceutical Co., Ltd.	6,500	444,844
Kobe Bussan Co., Ltd. (a)	8,700	249,900
Koei Tecmo Holdings Co., Ltd.	12,060	218,633
Koito Manufacturing Co., Ltd.	3,200	48,190
Komatsu, Ltd.	27,200	592,877
Kose Corp. (a)	1,000	109,288
Kubota Corp.	28,600	393,847
Kyocera Corp.	6,300	312,839
Kyowa Kirin Co., Ltd.	18,500	423,434
Lasertec Corp.	5,600	922,900
Lixil Corp.	20,700	313,924
M3, Inc.	28,900	783,692
Makita Corp.	13,100	305,794
Marubeni Corp.	72,900	837,042
Mazda Motor Corp.	43,400	330,570
McDonald's Holdings Co. Japan, Ltd. (a)	35,000	1,324,984
MEIJI Holdings Co., Ltd.	36,800	1,879,814
MISUMI Group, Inc.	16,800	366,571
Mitsubishi Chemical Group Corp.	61,500	319,141
Mitsubishi Corp.	90,800	2,947,413
Mitsubishi Electric Corp.	58,400	581,366
Mitsubishi Estate Co., Ltd.	25,900	335,859
Mitsubishi Heavy Industries, Ltd.	13,700	543,452
Mitsubishi UFJ Financial Group, Inc.	793,200	5,344,309
Mitsui & Co., Ltd.	51,100	1,492,200

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Mitsui Chemicals, Inc.	4,900	$110,482
Mitsui Fudosan Co., Ltd.	28,300	518,406
Mitsui OSK Lines, Ltd. (a)	37,800	942,529
Mizuho Financial Group, Inc.	372,340	5,237,508
MonotaRO Co., Ltd.	23,000	323,703
MS&AD Insurance Group Holdings, Inc.	28,500	912,380
Murata Manufacturing Co., Ltd.	44,400	2,216,887
NEC Corp.	32,800	1,152,207
Nexon Co., Ltd.	5,400	121,223
Nidec Corp.	2,200	114,031
Nihon M&A Center Holdings, Inc.	24,200	298,774
Nintendo Co., Ltd.	87,600	3,672,767
Nippon Building Fund, Inc. REIT (a)	38	169,343
Nippon Express Holdings, Inc. (a)	5,600	320,012
Nippon Paint Holdings Co., Ltd.	17,400	137,016
Nippon Prologis REIT, Inc.	559	1,306,995
Nippon Shinyaku Co., Ltd.	8,200	464,860
Nippon Steel Corp.	47,600	826,854
Nippon Telegraph & Telephone Corp.	133,300	3,800,634
Nippon Yusen KK (a)	29,300	690,614
Nissan Chemical Corp.	7,100	311,024
Nissan Motor Co., Ltd.	160,216	507,684
Nissin Foods Holdings Co., Ltd.	19,500	1,539,960
Nitori Holdings Co., Ltd.	22,200	2,868,695
Nitto Denko Corp.	5,600	324,681
Nomura Holdings, Inc.	138,100	511,392
Nomura Real Estate Master Fund, Inc. REIT	113	139,596
Nomura Research Institute, Ltd.	28,700	677,559
NTT Data Corp.	6,400	93,712
Obayashi Corp.	91,400	691,327
Obic Co., Ltd.	11,300	1,662,306
Odakyu Electric Railway Co., Ltd.	31,500	408,477
Oji Holdings Corp.	34,100	137,232
Olympus Corp.	71,100	1,267,401
Ono Pharmaceutical Co., Ltd.	93,900	2,194,048
Open House Group Co., Ltd.	5,300	193,611
Oracle Corp. Japan	6,200	400,349
Oriental Land Co., Ltd.	7,700	1,118,133
ORIX Corp.	49,300	791,557
Osaka Gas Co., Ltd.	93,800	1,514,222
Otsuka Corp.	22,600	711,683
Otsuka Holdings Co., Ltd.	116,800	3,810,861
Pan Pacific International Holdings Corp. (a)	59,100	1,098,733
Panasonic Holdings Corp. (a)	97,300	818,914
Persol Holdings Co., Ltd.	12,100	259,341
Rakuten Group, Inc. (a)(b)	6,600	29,812
Recruit Holdings Co., Ltd.	88,205	2,792,317
Security Description	Shares	Value
Renesas Electronics Corp. (b)	7,200	$64,581
Resona Holdings, Inc.	133,700	732,819
Ricoh Co., Ltd.	32,100	244,986
SBI Holdings, Inc.	5,300	101,103
Secom Co., Ltd.	37,300	2,132,357
Seiko Epson Corp.	1,800	26,275
Sekisui Chemical Co., Ltd.	19,300	269,874
Sekisui House, Ltd.	81,800	1,446,666
Seven & i Holdings Co., Ltd.	36,700	1,574,307
SG Holdings Co., Ltd.	112,500	1,560,309
Shimadzu Corp.	20,600	584,691
Shimano, Inc.	5,400	856,175
Shin-Etsu Chemical Co., Ltd.	24,900	3,061,901
Shionogi & Co., Ltd.	26,800	1,337,715
Shiseido Co., Ltd. (a)	2,500	122,608
Shizuoka Financial Group, Inc.	181,400	1,450,430
SMC Corp.	3,100	1,305,832
Softbank Corp.	368,100	4,151,221
SoftBank Group Corp.	47,500	2,031,831
Sompo Holdings, Inc.	27,300	1,212,460
Sony Group Corp.	26,000	1,977,415
Square Enix Holdings Co., Ltd.	4,300	199,773
Subaru Corp.	31,400	482,500
SUMCO Corp. (a)	7,400	98,540
Sumitomo Chemical Co., Ltd.	87,500	314,336
Sumitomo Corp.	53,612	892,281
Sumitomo Electric Industries, Ltd.	31,500	359,178
Sumitomo Metal Mining Co., Ltd.	7,800	276,129
Sumitomo Mitsui Financial Group, Inc.	97,000	3,893,380
Sumitomo Mitsui Trust Holdings, Inc.	22,600	785,849
Sumitomo Realty & Development Co., Ltd.	4,400	104,077
Suntory Beverage & Food, Ltd.	46,787	1,595,676
Suzuki Motor Corp.	10,000	323,695
Sysmex Corp.	10,000	606,162
T&D Holdings, Inc.	31,000	446,868
Taisei Corp.	10,900	351,093
Takeda Pharmaceutical Co., Ltd.	89,451	2,787,018
TDK Corp.	7,700	252,980
Terumo Corp.	4,700	133,436
TIS, Inc.	6,200	163,523
Tobu Railway Co., Ltd.	44,100	1,029,429
Toho Co., Ltd.	3,700	142,453
Tokio Marine Holdings, Inc.	73,200	1,568,631
Tokyo Electric Power Co. Holdings, Inc. (b)	215,800	778,512
Tokyo Electron, Ltd.	12,000	3,536,019
Tokyo Gas Co., Ltd.	61,608	1,206,993
Tokyu Corp.	16,100	202,920
Toray Industries, Inc.	81,900	457,217
Toshiba Corp.	5,600	195,360
Tosoh Corp.	21,700	258,206

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Toyota Industries Corp.	1,500	$82,307
Toyota Motor Corp.	306,100	4,204,830
Toyota Tsusho Corp.	8,000	296,184
Trend Micro, Inc. (a)(b)	15,600	725,939
Unicharm Corp.	27,506	1,056,504
USS Co., Ltd.	99,000	1,571,905
Welcia Holdings Co., Ltd.	50,600	1,179,241
West Japan Railway Co.	24,700	1,072,464
Yakult Honsha Co., Ltd.	22,400	1,453,212
Yamaha Corp.	3,200	119,322
Yamaha Motor Co., Ltd.	15,700	358,157
Yamato Holdings Co., Ltd.	27,100	428,646
Yaskawa Electric Corp.	2,800	89,659
Z Holdings Corp.	34,400	86,557
ZOZO, Inc.	7,600	187,775
		205,954,038
JORDAN — 0.1%
Hikma Pharmaceuticals PLC	40,707	759,960
LUXEMBOURG — 0.2%
ArcelorMittal SA	38,349	1,005,804
Eurofins Scientific SE	6,943	496,909
		1,502,713
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd.	22,000	145,446
Sands China, Ltd. (b)	21,200	70,350
		215,796
NETHERLANDS — 4.4%
ABN AMRO Bank NV (d)	29,217	403,025
Adyen NV (b)(d)	1,479	2,033,690
Aegon NV	125,674	635,487
Akzo Nobel NV	3,962	264,531
ASM International NV	3,052	767,570
ASML Holding NV	25,842	13,894,735
EXOR NV (b)	5,682	414,179
Heineken NV	10,247	961,065
IMCD NV	697	99,047
ING Groep NV	165,753	2,014,535
JDE Peet's NV	9,987	287,996
Koninklijke Ahold Delhaize NV	184,413	5,282,506
Koninklijke DSM NV	7,286	888,795
Koninklijke KPN NV	302,989	934,524
Koninklijke Philips NV	31,375	468,923
NN Group NV	19,614	798,805
OCI NV	3,717	132,576
Randstad NV (a)	9,662	587,358
Shell PLC	127,830	3,576,615
Universal Music Group NV	37,008	889,072
Wolters Kluwer NV	32,478	3,388,570
		38,723,604
NEW ZEALAND — 0.3%
Auckland International Airport, Ltd. (b)	112,580	556,081
Security Description	Shares	Value
Fisher & Paykel Healthcare Corp., Ltd.	64,125	$916,562
Meridian Energy, Ltd.	31,352	103,902
Spark New Zealand, Ltd.	408,631	1,395,569
		2,972,114
NORWAY — 0.4%
Aker BP ASA	6,503	200,747
DNB Bank ASA	27,275	538,384
Equinor ASA	14,081	502,862
Gjensidige Forsikring ASA	17,179	335,175
Kongsberg Gruppen ASA	2,512	105,978
Mowi ASA	19,479	330,615
Norsk Hydro ASA	33,366	248,340
Orkla ASA	66,949	482,120
Salmar ASA	2,069	80,819
Telenor ASA	86,797	807,086
		3,632,126
PORTUGAL — 0.3%
EDP - Energias de Portugal SA	56,101	278,772
Galp Energia SGPS SA	8,464	113,909
Jeronimo Martins SGPS SA	106,225	2,287,778
		2,680,459
SINGAPORE — 2.2%
CapitaLand Integrated Commercial Trust REIT	246,500	374,933
DBS Group Holdings, Ltd.	162,850	4,118,604
Keppel Corp., Ltd.	56,411	305,356
Oversea-Chinese Banking Corp., Ltd.	399,445	3,627,528
Singapore Airlines, Ltd. (a)	38,649	159,357
Singapore Exchange, Ltd.	369,000	2,462,384
Singapore Technologies Engineering, Ltd.	681,000	1,700,977
Singapore Telecommunications, Ltd.	835,000	1,600,022
STMicroelectronics NV	42,561	1,498,739
United Overseas Bank, Ltd.	139,175	3,185,709
Venture Corp., Ltd.	53,900	685,605
		19,719,214
SOUTH AFRICA — 0.5%
Anglo American PLC	106,119	4,131,411
SPAIN — 2.2%
ACS Actividades de Construccion y Servicios SA	15,443	441,211
Aena SME SA (b)(d)	4,583	573,738
Amadeus IT Group SA (b)	3,448	178,658
Banco Bilbao Vizcaya Argentaria SA	337,696	2,030,527
Banco Santander SA (a)	899,667	2,690,874
CaixaBank SA	223,054	874,135
Cellnex Telecom SA (d)	6,453	212,945
Enagas SA (a)	54,989	911,115
Endesa SA	55,156	1,038,088
Ferrovial SA	5,267	137,551

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Grifols SA (a)(b)	35,616	$409,380
Iberdrola SA	190,882	2,226,646
Industria de Diseno Textil SA	124,469	3,301,061
Naturgy Energy Group SA	9,509	246,710
Red Electrica Corp. SA (a)	169,310	2,938,117
Repsol SA	40,893	648,099
Telefonica SA	255,520	923,102
		19,781,957
SWEDEN — 2.6%
Alfa Laval AB	20,434	590,496
Assa Abloy AB Class B	66,129	1,419,747
Atlas Copco AB Class A	157,834	1,864,712
Atlas Copco AB Class B	161,998	1,727,336
Boliden AB	22,177	832,742
Electrolux AB Class B (a)	21,189	286,289
Epiroc AB Class A	59,818	1,089,923
Epiroc AB Class B	17,311	278,534
EQT AB (a)	15,947	337,627
Essity AB Class B	16,006	419,832
Evolution AB (d)	11,694	1,139,603
H & M Hennes & Mauritz AB Class B (a)	11,368	122,457
Hexagon AB Class B	107,015	1,119,501
Husqvarna AB Class B	19,444	136,450
Industrivarden AB Class A	789	19,196
Industrivarden AB Class C (a)	8,448	205,129
Indutrade AB	14,468	293,123
Investment AB Latour Class B	4,833	91,423
Investor AB Class B	92,331	1,670,899
Kinnevik AB Class B (b)	21,421	294,399
L E Lundbergforetagen AB Class B	5,680	242,093
Lifco AB Class B	12,922	215,976
Nibe Industrier AB Class B	85,923	800,722
Sandvik AB	67,753	1,225,075
Securitas AB Class B	17,022	142,064
Skandinaviska Enskilda Banken AB Class A	55,783	642,178
Skanska AB Class B	19,670	311,488
SKF AB Class B (a)	27,989	427,511
Svenska Handelsbanken AB Class A	50,479	509,174
Swedbank AB Class A	31,643	538,443
Telefonaktiebolaget LM Ericsson Class B	86,006	502,689
Telia Co. AB	300,986	770,122
Volvo AB Class B	127,329	2,303,275
Volvo Car AB Class B (a)(b)	14,062	63,943
		22,634,171
SWITZERLAND — 10.7%
ABB, Ltd.	99,139	3,006,745
Accelleron Industries AG (b)	36	745
Adecco Group AG	7,779	256,105
Alcon, Inc.	8,148	556,410
Security Description	Shares	Value
Bachem Holding AG Class B (a)	545	$47,037
Baloise Holding AG	4,200	647,795
Banque Cantonale Vaudoise	10,231	981,411
Barry Callebaut AG	813	1,607,195
BKW AG	7,453	1,019,028
Chocoladefabriken Lindt & Spruengli AG (e)	63	642,121
Chocoladefabriken Lindt & Spruengli AG (e)	1	102,680
Cie Financiere Richemont SA Class A	5,185	671,943
Credit Suisse Group AG (a)	275,997	824,531
EMS-Chemie Holding AG	3,702	2,504,812
Geberit AG	5,765	2,713,638
Givaudan SA	1,332	4,078,638
Holcim AG (e)	6,060	313,611
Julius Baer Group, Ltd.	6,043	351,790
Kuehne + Nagel International AG	13,120	3,051,690
Logitech International SA (a)	15,409	950,322
Lonza Group AG	1,075	526,462
Novartis AG	201,420	18,197,901
Partners Group Holding AG	1,928	1,702,108
Roche Holding AG Bearer Shares (a)(e)	10,397	4,027,545
Roche Holding AG (e)	65,234	20,482,573
Schindler Holding AG (e)	7,483	1,406,500
Schindler Holding AG (e)	9,128	1,645,645
SGS SA	971	2,256,431
Sika AG	1,412	338,349
Sonova Holding AG	3,754	889,810
Straumann Holding AG	7,288	831,834
Swatch Group AG Bearer Shares	1,238	351,917
Swiss Life Holding AG	1,132	583,374
Swiss Prime Site AG	32,697	2,832,538
Swisscom AG	9,588	5,249,979
Temenos AG	3,517	192,880
UBS Group AG	102,391	1,904,061
VAT Group AG (d)	1,715	468,603
Zurich Insurance Group AG	14,445	6,905,559
		95,122,316
UNITED KINGDOM — 10.5%
3i Group PLC	23,800	384,058
Abrdn PLC (a)	60,410	137,523
Admiral Group PLC	15,371	395,127
Ashtead Group PLC	29,110	1,652,776
Associated British Foods PLC	14,092	267,152
AstraZeneca PLC	30,811	4,157,679
Auto Trader Group PLC (d)	69,634	431,881
Aviva PLC	174,535	929,651
BAE Systems PLC	249,264	2,566,628
Barclays PLC	1,009,033	1,924,062
Barratt Developments PLC	90,955	434,138
Berkeley Group Holdings PLC	12,243	555,654

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
BP PLC	642,042	$3,667,712
British American Tobacco PLC	55,182	2,178,209
British Land Co. PLC REIT	26,096	124,025
BT Group PLC (a)	411,138	554,152
Bunzl PLC	48,354	1,604,774
Burberry Group PLC	25,440	621,216
CK Hutchison Holdings, Ltd.	179,000	1,074,466
CNH Industrial NV	25,179	402,144
Coca-Cola Europacific Partners PLC	4,980	275,494
Compass Group PLC	20,836	480,595
Croda International PLC	18,360	1,458,510
DCC PLC	5,861	287,648
Diageo PLC	151,411	6,647,831
Entain PLC	5,459	86,778
Experian PLC	56,020	1,895,582
Haleon PLC (b)	119,061	468,826
Halma PLC	31,139	739,403
Hargreaves Lansdown PLC	35,415	364,747
HSBC Holdings PLC	1,097,023	6,805,226
Imperial Brands PLC	87,342	2,175,870
Informa PLC	17,355	129,350
InterContinental Hotels Group PLC	1,258	71,788
Intertek Group PLC	15,504	752,332
J Sainsbury PLC	435,154	1,139,544
JD Sports Fashion PLC	117,286	177,977
Johnson Matthey PLC	22,514	576,036
Just Eat Takeaway.com NV (b)(d)	7,664	161,543
Kingfisher PLC	112,822	320,420
Land Securities Group PLC REIT	22,874	170,979
Legal & General Group PLC	117,264	351,937
Lloyds Banking Group PLC	3,534,664	1,930,765
London Stock Exchange Group PLC	3,796	325,845
M&G PLC	213,227	481,818
Melrose Industries PLC	166,732	269,756
National Grid PLC	335,777	4,028,561
NatWest Group PLC	234,696	748,702
Next PLC	9,448	659,852
Ocado Group PLC (a)(b)	9,733	72,214
Pearson PLC	23,162	261,676
Persimmon PLC	30,831	451,344
Reckitt Benckiser Group PLC	81,207	5,620,734
RELX PLC	198,126	5,452,895
Rentokil Initial PLC	135,608	828,664
Rolls-Royce Holdings PLC (b)	108,626	121,781
Sage Group PLC	99,508	892,470
Schroders PLC	77,781	407,934
Segro PLC REIT	19,330	177,553
Severn Trent PLC	23,927	763,005
Smith & Nephew PLC	19,080	254,645
Smiths Group PLC	12,969	249,373
Spirax-Sarco Engineering PLC	5,303	677,129
Security Description	Shares	Value
SSE PLC	19,709	$405,880
St James's Place PLC	32,826	432,376
Standard Chartered PLC	148,851	1,114,425
Taylor Wimpey PLC	252,670	308,952
Tesco PLC	929,606	2,507,057
Unilever PLC	235,445	11,844,130
United Utilities Group PLC	55,079	656,848
Vodafone Group PLC	1,326,162	1,343,831
Whitbread PLC	3,683	113,858
WPP PLC	39,080	385,571
		93,391,087
UNITED STATES — 4.7%
GSK PLC	540,933	9,354,299
James Hardie Industries PLC CDI	30,552	546,977
Nestle SA	196,700	22,778,251
QIAGEN NV (b)	56,902	2,854,853
Schneider Electric SE	7,677	1,071,025
Stellantis NV (a)(e)	213,252	3,020,160
Stellantis NV (e)	65,116	921,782
Swiss Re AG	7,684	718,236
Tenaris SA	9,592	166,711
		41,432,294
TOTAL COMMON STOCKS (Cost $952,906,151)		880,177,319

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (b) (Cost: $625,379)	5,595	565,777
SHORT-TERM INVESTMENTS — 2.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	818,371	818,535
State Street Navigator Securities Lending Portfolio II (h)(i)	23,381,523	23,381,523
TOTAL SHORT-TERM INVESTMENTS (Cost $24,200,127)		24,200,058
TOTAL INVESTMENTS — 102.1% (Cost $977,731,657)		904,943,154
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(18,523,764)
NET ASSETS — 100.0%		$886,419,390
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Non-income producing security.
(c)	Amount is less than 0.05% of net assets.

See accompanying notes to Schedule of Investments.

SPDR MSCI EAFE STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.0% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$880,177,319	$—	$—	$880,177,319
Preferred Stocks	565,777	—	—	565,777
Short-Term Investments	24,200,058	—	—	24,200,058
TOTAL INVESTMENTS	$904,943,154	$—	$—	$904,943,154
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	17.2%
Health Care	16.1
Industrials	14.1
Consumer Staples	12.8
Consumer Discretionary	9.7
Materials	8.4
Information Technology	6.6
Communication Services	6.1
Utilities	4.3
Energy	2.3
Real Estate	1.8
Short-Term Investments	2.7
Liabilities in Excess of Other Assets	(2.1)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	219,359	$219,403	$38,959,645	$38,359,627	$(817)	$(69)	818,371	$818,535	$13,953
State Street Navigator Securities Lending Portfolio II	21,313,733	21,313,733	74,477,529	72,409,739	—	—	23,381,523	23,381,523	51,541
Total		$21,533,136	$113,437,174	$110,769,366	$(817)	$(69)		$24,200,058	$65,494
See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
BRAZIL — 5.4%
Ambev SA ADR	4,246	$11,549
Ambev SA	2,087	5,740
Americanas SA	208	380
Atacadao SA	2,093	5,859
B3 SA - Brasil Bolsa Balcao	4,794	11,995
Banco Bradesco SA Preference Shares	20,434	58,634
Banco Bradesco SA	4,554	11,618
Banco do Brasil SA	4,136	27,206
Banco Santander Brasil SA	1,085	5,793
BB Seguridade Participacoes SA	13,976	89,234
BRF SA (a)	1,398	2,192
BRF SA ADR (a)(b)	454	717
CCR SA	851	1,744
Centrais Eletricas Brasileiras SA	3,343	26,669
Centrais Eletricas Brasileiras SA Preference Shares ADR	837	6,863
Centrais Eletricas Brasileiras SA Class B, Preference Shares	106	868
Cia de Saneamento Basico do Estado de Sao Paulo	52	563
Cia de Saneamento Basico do Estado de Sao Paulo ADR	765	8,155
Cia Energetica de Minas Gerais ADR	2,449	4,971
Cia Energetica de Minas Gerais Preference Shares	1,518	3,204
Cia Siderurgica Nacional SA ADR	4,613	12,732
Cia Siderurgica Nacional SA	271	747
Cosan SA	1,729	5,606
CPFL Energia SA	3,400	21,380
Energisa SA	350	2,931
Engie Brasil Energia SA	1,448	10,389
Equatorial Energia SA	2,251	11,520
Gerdau SA Preference Shares	5,524	30,729
Hapvida Participacoes e Investimentos SA (a)(c)	4,515	4,344
Hypera SA	1,636	14,006
Itau Unibanco Holding SA Preference Shares ADR	15,429	72,671
Itau Unibanco Holding SA Preference Shares	361	1,709
Itausa SA Preference Shares	20,444	32,952
Klabin SA	4,203	15,897
Localiza Rent a Car SA	11,983	120,744
Lojas Renner SA	3,741	14,511
Magazine Luiza SA (a)	1,485	771
Natura & Co. Holding SA	2,215	4,871
Petro Rio SA (a)	11,100	78,229
Petroleo Brasileiro SA Preference Shares ADR	8,127	75,500
Security Description	Shares	Value
Petroleo Brasileiro SA ADR	5,501	$58,586
Petroleo Brasileiro SA Preference Shares	6,322	29,336
Petroleo Brasileiro SA	3,400	18,057
Raia Drogasil SA	3,661	16,448
Rumo SA	2,445	8,618
Suzano SA	509	4,651
Suzano SA ADR	2,495	23,054
Telefonica Brasil SA	1,008	7,322
Telefonica Brasil SA ADR (b)	746	5,334
TIM SA ADR (b)	498	5,802
TIM SA	162	380
TOTVS SA	1,142	5,974
Ultrapar Participacoes SA	44	105
Ultrapar Participacoes SA ADR	3,089	7,475
Vale SA ADR	58,976	1,000,823
Vale SA	1,621	27,288
Vibra Energia SA	5,869	17,285
WEG SA	26,110	190,444
		2,243,175
CHILE — 0.7%
Banco de Chile	224,460	23,185
Banco de Credito e Inversiones SA	471	13,484
Banco Santander Chile ADR (b)	276	4,372
Banco Santander Chile	11,158	444
Cencosud SA	7,918	12,965
Empresas CMPC SA	2,900	4,820
Empresas COPEC SA	1,156	8,588
Enel Americas SA	153,214	20,412
Enel Chile SA ADR	303	682
Enel Chile SA	7,370	337
Falabella SA	1,957	3,790
Sociedad Quimica y Minera de Chile SA ADR	120	9,581
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	2,285	183,991
		286,651
CHINA — 27.1%
360 DigiTech, Inc. ADR	572	11,646
360 Security Technology, Inc. Class A	15,900	15,029
37 Interactive Entertainment Network Technology Group Co., Ltd. Class A	2,400	6,279
3SBio, Inc. (c)	7,390	7,859
AAC Technologies Holdings, Inc. (a)(b)	1,500	3,429
Agricultural Bank of China, Ltd. Class A	127,400	53,583
Agricultural Bank of China, Ltd. Class H	887,000	304,571
Air China, Ltd. Class H (a)(b)	4,000	3,562

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Alibaba Group Holding, Ltd. ADR (a)	822	$72,410
Alibaba Group Holding, Ltd. (a)	25,949	286,754
Aluminum Corp. of China, Ltd. Class H	18,000	7,657
Anhui Conch Cement Co., Ltd. Class A	2,700	10,685
Anhui Conch Cement Co., Ltd. Class H (b)	7,500	26,233
Anhui Gujing Distillery Co., Ltd. Class A	200	7,715
Anhui Gujing Distillery Co., Ltd. Class B	4,200	67,265
Anhui Kouzi Distillery Co., Ltd. Class A	600	5,001
ANTA Sports Products, Ltd.	18,200	238,549
Apeloa Pharmaceutical Co., Ltd. Class A	3,600	11,208
Autohome, Inc. ADR	253	7,742
AviChina Industry & Technology Co., Ltd. Class H (b)	21,000	9,444
Baidu, Inc. Class A (a)	5,414	77,482
Bank of Beijing Co., Ltd. Class A	22,300	13,891
Bank of Chengdu Co., Ltd. Class A	1,600	3,538
Bank of China, Ltd. Class A	17,700	8,084
Bank of China, Ltd. Class H	1,397,071	508,355
Bank of Communications Co., Ltd. Class A	88,100	60,356
Bank of Communications Co., Ltd. Class H	106,000	60,979
Bank of Hangzhou Co., Ltd. Class A	2,300	4,348
Bank of Jiangsu Co., Ltd. Class A	12,960	13,655
Bank of Nanjing Co., Ltd. Class A	4,000	6,024
Bank of Ningbo Co., Ltd. Class A	3,900	18,291
Bank of Shanghai Co., Ltd. Class A	28,970	24,746
Baoshan Iron & Steel Co., Ltd. Class A	8,200	6,625
BeiGene, Ltd. (a)	322	5,537
Beijing Capital International Airport Co., Ltd. Class H (a)	42,000	30,727
Beijing Enterprises Holdings, Ltd.	5,500	17,617
Beijing Enterprises Water Group, Ltd.	40,000	10,250
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd. Class A	1,160	21,242
Beijing Yuanliu Hongyuan Electronic Technology Co., Ltd. Class A	800	11,697
Security Description	Shares	Value
BOE Technology Group Co., Ltd. Class A	117,000	$57,157
BYD Co., Ltd. Class H	500	12,338
CGN Power Co., Ltd. Class H (c)	276,100	65,797
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	900	21,652
Chaozhou Three-Circle Group Co., Ltd. Class A	2,100	9,321
China Cinda Asset Management Co., Ltd. Class H	49,548	6,856
China CITIC Bank Corp., Ltd. Class H	259,000	114,817
China Coal Energy Co., Ltd. Class H (b)	10,000	8,136
China Common Rich Renewable Energy Investment, Ltd. (d)	598,000	—
China Communications Services Corp., Ltd. Class H	42,000	15,336
China Conch Venture Holdings, Ltd.	38,500	83,660
China Construction Bank Corp. Class A	28,400	23,110
China Construction Bank Corp. Class H	1,045,394	654,966
China Everbright Bank Co., Ltd. Class A	14,300	6,345
China Everbright Bank Co., Ltd. Class H	79,274	24,173
China Everbright Environment Group, Ltd.	20,888	9,340
China Evergrande Group (a)(b)(d)	117,625	6,217
China Feihe, Ltd. (c)	83,000	70,612
China Galaxy Securities Co., Ltd. Class H	25,334	12,367
China Gas Holdings, Ltd.	15,200	22,123
China Hongqiao Group, Ltd.	19,000	17,941
China International Capital Corp., Ltd. Class H (b)(c)	3,600	6,873
China Jinmao Holdings Group, Ltd. (b)	45,480	9,789
China Life Insurance Co., Ltd. Class H	76,000	130,481
China Longyuan Power Group Corp., Ltd. Class H	12,000	14,668
China Medical System Holdings, Ltd.	21,733	34,194
China Meidong Auto Holdings, Ltd.	4,000	8,210
China Mengniu Dairy Co., Ltd. (a)	17,000	77,105
China Merchants Bank Co., Ltd. Class A	5,291	28,494

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Merchants Bank Co., Ltd. Class H	16,000	$89,482
China Merchants Port Holdings Co., Ltd.	4,316	6,326
China Minsheng Banking Corp., Ltd. Class A	74,000	36,899
China Minsheng Banking Corp., Ltd. Class H (b)	99,460	34,407
China National Building Material Co., Ltd. Class H	48,000	39,421
China National Nuclear Power Co., Ltd. Class A	1,800	1,561
China Oilfield Services, Ltd. Class H (b)	8,000	9,727
China Overseas Land & Investment, Ltd.	21,500	56,746
China Overseas Property Holdings, Ltd.	20,000	20,833
China Pacific Insurance Group Co., Ltd. Class A	2,500	8,860
China Pacific Insurance Group Co., Ltd. Class H	16,000	35,629
China Petroleum & Chemical Corp. Class A	30,300	19,094
China Petroleum & Chemical Corp. Class H	258,395	124,812
China Power International Development, Ltd.	20,000	8,456
China Railway Group, Ltd. Class A	16,000	12,858
China Railway Group, Ltd. Class H	50,000	26,394
China Resources Beer Holdings Co., Ltd.	4,092	28,600
China Resources Cement Holdings, Ltd. (b)	24,000	12,730
China Resources Gas Group, Ltd.	8,900	33,411
China Resources Land, Ltd.	10,444	47,838
China Resources Power Holdings Co., Ltd.	10,267	20,995
China Shenhua Energy Co., Ltd. Class A	2,100	8,383
China Shenhua Energy Co., Ltd. Class H	17,000	49,116
China Southern Airlines Co., Ltd. Class H (a)(b)	18,000	11,716
China State Construction Engineering Corp., Ltd. Class A	14,000	10,987
China State Construction International Holdings, Ltd.	16,000	17,978
China Taiping Insurance Holdings Co., Ltd.	9,610	11,968
China Tourism Group Duty Free Corp., Ltd. Class A	3,600	112,404
China Tourism Group Duty Free Corp., Ltd. Class H (a)(c)	1,000	29,468
Security Description	Shares	Value
China Tower Corp., Ltd. Class H (c)	1,048,000	$112,790
China Traditional Chinese Medicine Holdings Co., Ltd.	4,000	1,819
China United Network Communications, Ltd. Class A	102,400	66,305
China Vanke Co., Ltd. Class A	2,100	5,524
China Vanke Co., Ltd. Class H (b)	11,092	22,454
China Yangtze Power Co., Ltd. Class A	47,600	144,475
China Zhenhua Group Science & Technology Co., Ltd. Class A	1,100	18,161
China Zheshang Bank Co., Ltd. Class A (a)	27,100	11,515
Chongqing Brewery Co., Ltd. Class A	800	14,728
Chongqing Zhifei Biological Products Co., Ltd. Class A	3,800	48,238
Chow Tai Fook Jewellery Group, Ltd. (b)	21,200	43,242
CITIC Securities Co., Ltd. Class H	6,300	12,737
CITIC, Ltd.	64,000	67,567
CMOC Group, Ltd. Class H (b)	33,000	15,221
COSCO SHIPPING Holdings Co., Ltd. Class A	4,800	7,139
COSCO SHIPPING Holdings Co., Ltd. Class H (b)	12,750	13,003
COSCO SHIPPING Ports, Ltd.	8,362	6,643
Country Garden Holdings Co., Ltd. (a)(b)	148,635	50,847
Country Garden Services Holdings Co., Ltd.	3,000	7,472
CRRC Corp., Ltd. Class H	23,000	9,283
CSPC Pharmaceutical Group, Ltd.	159,840	167,930
Daan Gene Co., Ltd. Class A	2,900	6,522
Dali Foods Group Co., Ltd. (c)	53,000	24,174
Daqo New Energy Corp. ADR (a)	1,057	40,811
Dongfeng Motor Group Co., Ltd. Class H	38,000	21,812
Ecovacs Robotics Co., Ltd. Class A	700	7,380
ENN Energy Holdings, Ltd.	3,700	51,957
Far East Horizon, Ltd. (b)	21,000	16,413
Focus Media Information Technology Co., Ltd. Class A (a)	13,500	13,034
Foshan Haitian Flavouring & Food Co., Ltd. Class A	5,183	59,629
Fosun International, Ltd.	10,000	8,149
Foxconn Industrial Internet Co., Ltd. Class A	4,700	6,236

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	900	$4,562
Fuyao Glass Industry Group Co., Ltd. Class H (c)	3,600	15,106
Ganfeng Lithium Group Co., Ltd. Class A	2,800	28,130
Ganfeng Lithium Group Co., Ltd. Class H (c)	4,000	29,878
GCL System Integration Technology Co., Ltd. Class A (a)	4,700	1,977
GDS Holdings, Ltd. Class A (a)	368	967
Geely Automobile Holdings, Ltd. (b)	18,000	26,291
GF Securities Co., Ltd. Class H	2,000	2,875
Great Wall Motor Co., Ltd. Class H (b)	7,000	9,112
Gree Electric Appliances, Inc. of Zhuhai Class A (a)	4,700	21,955
Greentown Service Group Co., Ltd. (b)	10,000	6,637
Guangdong Haid Group Co., Ltd. Class A	4,900	43,718
Guangdong Investment, Ltd.	46,000	47,091
Guangzhou Automobile Group Co., Ltd. Class H	23,200	15,635
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,900	12,486
Guangzhou Haige Communications Group, Inc. Co. Class A	1,200	1,408
Guangzhou Kingmed Diagnostics Group Co., Ltd. Class A	1,000	11,302
Guangzhou Shiyuan Electronic Technology Co., Ltd. Class A	1,400	11,946
H World Group, Ltd. ADR	44	1,866
Haidilao International Holding, Ltd. (a)(b)(c)	1,000	2,870
Haier Smart Home Co., Ltd. Class H	1,800	6,135
Haitian International Holdings, Ltd.	5,000	13,389
Haitong Securities Co., Ltd. Class H	9,200	5,658
Hangzhou First Applied Material Co., Ltd. Class A	1,120	10,755
Hangzhou Tigermed Consulting Co., Ltd. Class H (c)	900	10,401
Hansoh Pharmaceutical Group Co., Ltd. (c)	8,000	15,211
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,900	18,364
Hengan International Group Co., Ltd.	6,374	33,851
Hesteel Co., Ltd. Class A	21,711	7,092
Security Description	Shares	Value
Hithink RoyalFlush Information Network Co., Ltd. Class A	700	$9,977
Hopson Development Holdings, Ltd. (b)	2,634	2,592
Hoshine Silicon Industry Co., Ltd. Class A	700	8,391
Huadong Medicine Co., Ltd. Class A	960	6,494
Hualan Biological Engineering, Inc. Class A	5,140	16,812
Huaneng Power International, Inc. Class A (a)	1,400	1,540
Huaneng Power International, Inc. Class H (a)(b)	18,000	8,510
Huatai Securities Co., Ltd. Class H (c)	4,043	4,626
Huaxia Bank Co., Ltd. Class A	30,000	22,504
Huayu Automotive Systems Co., Ltd. Class A	1,000	2,505
Hundsun Technologies, Inc. Class A	4,640	27,134
Iflytek Co., Ltd. Class A	5,800	27,521
Imeik Technology Development Co., Ltd. Class A	400	32,742
Industrial & Commercial Bank of China, Ltd. Class A	31,600	19,822
Industrial & Commercial Bank of China, Ltd. Class H	841,448	433,394
Industrial Bank Co., Ltd. Class A	16,000	40,677
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	29,400	8,159
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	7,200	32,260
Inspur Electronic Information Industry Co., Ltd. Class A	3,800	11,819
iQIYI, Inc. ADR (a)(b)	393	2,083
Jafron Biomedical Co., Ltd. Class A	890	3,984
Jason Furniture Hangzhou Co., Ltd. Class A	1,040	6,420
JD.com, Inc. Class A	3,362	94,852
Jiangsu Expressway Co., Ltd. Class H	42,000	38,368
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,600	14,604
Jiangsu Hengrui Pharmaceuticals Co., Ltd. Class A	12,542	69,844
Jiangsu King's Luck Brewery JSC, Ltd. Class A	2,000	14,713
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,100	25,517
Jiangxi Copper Co., Ltd. Class H	21,000	30,996
JiuGui Liquor Co., Ltd. Class A	600	11,962
Joinn Laboratories China Co., Ltd. Class A	1,764	14,892

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Jointown Pharmaceutical Group Co., Ltd. Class A	4,600	$8,670
Jonjee Hi-Tech Industrial & Commercial Holding Co., Ltd. Class A	1,100	5,862
JOYY, Inc. ADR	167	5,276
Juewei Food Co., Ltd. Class A	500	4,415
KE Holdings, Inc. ADR (a)	764	10,665
Kingboard Holdings, Ltd.	2,000	6,368
Kingsoft Corp., Ltd.	3,000	10,032
Kuaishou Technology (a)(c)	1,700	15,475
Kunlun Energy Co., Ltd.	30,000	21,409
Kweichow Moutai Co., Ltd. Class A	1,300	324,490
Lenovo Group, Ltd. (b)	170,915	140,368
Lepu Medical Technology Beijing Co., Ltd. Class A	1,000	3,320
Li Ning Co., Ltd.	31,000	269,092
Longfor Group Holdings, Ltd. (b)(c)	8,000	24,907
LONGi Green Energy Technology Co., Ltd. Class A (a)	1,260	7,696
Lufax Holding, Ltd. ADR	2,656	5,153
Luxshare Precision Industry Co., Ltd. Class A	2,889	13,257
Luzhou Laojiao Co., Ltd. Class A	1,800	58,348
Maxscend Microelectronics Co., Ltd. Class A	800	13,216
Meituan Class B (a)(c)	800	17,907
Metallurgical Corp. of China, Ltd. Class A	14,400	6,618
Microport Scientific Corp. (a)(b)	1,604	4,223
Muyuan Foods Co., Ltd. Class A	1,700	11,978
NavInfo Co., Ltd. Class A	3,400	5,415
NetEase, Inc.	1,635	23,986
New China Life Insurance Co., Ltd. Class H	9,100	22,269
New Oriental Education & Technology Group, Inc. (a)	2,530	9,238
Ningbo Deye Technology Co., Ltd. Class A	300	14,361
Ningxia Baofeng Energy Group Co., Ltd. Class A	2,900	5,059
NIO, Inc. ADR (a)	162	1,580
Nongfu Spring Co., Ltd. Class H (c)	35,600	201,149
Oppein Home Group, Inc. Class A	480	8,431
Ovctek China, Inc. Class A	960	4,953
People's Insurance Co. Group of China, Ltd. Class H (a)	379,000	125,768
Perfect World Co., Ltd. Class A	1,850	3,401
PetroChina Co., Ltd. Class A	21,000	15,085
PetroChina Co., Ltd. Class H	170,000	77,758
Security Description	Shares	Value
Pharmaron Beijing Co., Ltd. Class H (c)	900	$6,244
PICC Property & Casualty Co., Ltd. Class H	56,270	53,423
Pinduoduo, Inc. ADR (a)	22	1,794
Ping An Bank Co., Ltd. Class A	900	1,712
Ping An Insurance Group Co. of China, Ltd. Class A	2,100	14,265
Ping An Insurance Group Co. of China, Ltd. Class H	30,500	201,837
Poly Developments & Holdings Group Co., Ltd. Class A	1,000	2,187
Postal Savings Bank of China Co., Ltd. Class H (b)(c)	202,000	125,523
Power Construction Corp. of China, Ltd. Class A	4,300	4,400
SAIC Motor Corp., Ltd. Class A	4,300	8,956
Sangfor Technologies, Inc. Class A	900	14,640
SF Holding Co., Ltd. Class A	2,800	23,375
SG Micro Corp. Class A	600	14,968
Shaanxi Coal Industry Co., Ltd. Class A	13,400	35,985
Shandong Gold Mining Co., Ltd. Class A	10,552	29,221
Shandong Gold Mining Co., Ltd. Class H (b)(c)	19,750	36,641
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	1,000	4,791
Shandong Nanshan Aluminum Co., Ltd. Class A	15,900	7,515
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	6,400	10,512
Shanghai Baosight Software Co., Ltd. Class A	1,560	10,101
Shanghai Baosight Software Co., Ltd. Class B	28,600	88,517
Shanghai Construction Group Co., Ltd. Class A	20,700	7,779
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H (b)	2,000	6,406
Shanghai Friendess Electronic Technology Corp., Ltd. Class A	176	5,522
Shanghai International Airport Co., Ltd. Class A (a)	1,400	11,677
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	61,252	49,492
Shanghai M&G Stationery, Inc. Class A	2,500	19,866
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	13,400	22,285
Shanghai Pudong Development Bank Co., Ltd. Class A	31,424	33,064

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai RAAS Blood Products Co., Ltd. Class A	7,900	$7,239
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,860	76,614
Shennan Circuits Co., Ltd. Class A	480	5,005
Shenzhen Energy Group Co., Ltd. Class A	3,740	3,438
Shenzhen Inovance Technology Co., Ltd. Class A	300	3,014
Shenzhen International Holdings, Ltd.	5,863	5,754
Shenzhen Mindray Bio-Medical Electronics Co., Ltd. Class A	2,000	91,336
Shenzhou International Group Holdings, Ltd.	1,600	17,999
Shimao Group Holdings, Ltd. (a)(d)	23,000	3,256
Sichuan Chuantou Energy Co., Ltd. Class A	13,499	23,861
Sichuan Swellfun Co., Ltd. Class A	1,500	18,302
Silergy Corp.	5,000	71,009
Sinopec Shanghai Petrochemical Co., Ltd. Class A	20,516	9,222
Sinopharm Group Co., Ltd. Class H	35,600	90,494
Smoore International Holdings, Ltd. (b)(c)	4,000	6,211
Songcheng Performance Development Co., Ltd. Class A	6,940	14,645
Sunac China Holdings, Ltd. (a)(d)	44,697	6,557
Sunny Optical Technology Group Co., Ltd.	1,393	16,572
TAL Education Group ADR (a)	948	6,683
TCL Technology Group Corp. Class A	10,200	5,484
TCL Zhonghuan Renewable Energy Technology Co., Ltd. Class A	4,400	23,950
Tencent Holdings, Ltd.	8,478	362,802
Tencent Music Entertainment Group ADR (a)	2,191	18,141
Thunder Software Technology Co., Ltd. Class A	600	8,698
Tianjin 712 Communication & Broadcasting Co., Ltd. Class A	1,300	6,561
Tianshui Huatian Technology Co., Ltd. Class A	6,200	7,429
Tingyi Cayman Islands Holding Corp.	10,000	17,655
Toly Bread Co., Ltd. Class A	3,740	8,324
Tongling Nonferrous Metals Group Co., Ltd. Class A	13,000	5,862
Security Description	Shares	Value
Tongwei Co., Ltd. Class A	5,200	$28,996
Topchoice Medical Corp. Class A (a)	200	4,422
Topsports International Holdings, Ltd. (c)	21,000	16,655
TravelSky Technology, Ltd. Class H	7,000	14,798
Trip.com Group, Ltd. ADR (a)	732	25,181
Unigroup Guoxin Microelectronics Co., Ltd. Class A	979	18,652
Vipshop Holdings, Ltd. ADR (a)	1,638	22,342
Walvax Biotechnology Co., Ltd. Class A	1,800	10,456
Wanhua Chemical Group Co., Ltd. Class A	1,000	13,391
Want Want China Holdings, Ltd.	105,000	70,225
Weibo Corp. ADR (a)	210	4,015
Weichai Power Co., Ltd. Class H	12,000	16,113
Wuliangye Yibin Co., Ltd. Class A	4,200	109,686
WuXi AppTec Co., Ltd. Class H (c)	520	5,493
Wuxi Biologics Cayman, Inc. (a)(c)	1,000	7,668
Xiaomi Corp. Class B (a)(b)(c)	56,000	78,494
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	4,000	3,562
Xinyi Solar Holdings, Ltd.	3,501	3,876
Yadea Group Holdings, Ltd. (c)	24,000	40,159
Yankuang Energy Group Co., Ltd. Class H	4,000	12,197
Yantai Jereh Oilfield Services Group Co., Ltd. Class A	400	1,614
Yealink Network Technology Corp., Ltd. Class A	3,750	32,840
Yihai International Holding, Ltd. (a)(b)	6,000	21,217
Yonyou Network Technology Co., Ltd. Class A	2,700	9,432
Yuexiu Property Co., Ltd.	9,200	11,139
Yum China Holdings, Inc.	1,237	67,602
Yunnan Baiyao Group Co., Ltd. Class A	1,640	12,885
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	600	25,015
Zhejiang Dahua Technology Co., Ltd. Class A	2,100	3,433
Zhejiang Dingli Machinery Co., Ltd. Class A	700	4,841
Zhejiang Expressway Co., Ltd. Class H	14,000	10,780
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd. Class A	1,200	11,024

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Jiuzhou Pharmaceutical Co., Ltd. Class A	1,400	$8,586
Zhejiang Supor Co., Ltd. Class A	1,000	7,149
Zhejiang Weixing New Building Materials Co., Ltd. Class A	1,300	4,010
Zhejiang Wolwo Bio-Pharmaceutical Co., Ltd. Class A	900	7,167
Zhongsheng Group Holdings, Ltd.	4,500	23,149
Zhuzhou CRRC Times Electric Co., Ltd.	1,500	7,447
Zhuzhou Kibing Group Co., Ltd. Class A	4,400	7,243
Zijin Mining Group Co., Ltd. Class A	10,900	15,754
Zijin Mining Group Co., Ltd. Class H	2,000	2,711
Zoomlion Heavy Industry Science & Technology Co., Ltd. Class A	1,947	1,531
ZTE Corp. Class A	8,400	31,396
ZTE Corp. Class H	3,680	8,110
ZTO Express Cayman, Inc. ADR	799	21,469
		11,270,772
COLOMBIA — 0.0% (e)
Bancolombia SA ADR	226	6,450
Bancolombia SA	652	5,715
Bancolombia SA Preference Shares	372	2,574
Interconexion Electrica SA ESP	1,238	5,361
		20,100
CZECH REPUBLIC — 0.3%
CEZ A/S	3,468	117,990
Komercni Banka A/S	587	16,989
Moneta Money Bank A/S (c)	2,319	7,787
		142,766
EGYPT — 0.3%
Commercial International Bank Egypt SAE	16,539	27,713
Commercial International Bank Egypt SAE GDR	65,316	77,987
Eastern Co. SAE	30,552	17,661
		123,361
GREECE — 0.6%
Alpha Services & Holdings SA (a)	10,535	11,243
FF Group (a)(d)	491	—
Hellenic Telecommunications Organization SA	8,441	131,436
JUMBO SA	1,952	33,291
National Bank of Greece SA (a)	2,268	9,070
Security Description	Shares	Value
OPAP SA	4,139	$58,442
		243,482
HONG KONG — 0.3%
China Huishan Dairy Holdings Co., Ltd. (d)	1,072,393	—
Kingboard Laminates Holdings, Ltd.	15,000	16,490
Nine Dragons Paper Holdings, Ltd.	20,000	18,245
Orient Overseas International, Ltd.	2,500	45,164
Sino Biopharmaceutical, Ltd.	82,000	48,013
Super Hi International Holding, Ltd. (a)(b)	100	127
		128,039
HUNGARY — 0.3%
MOL Hungarian Oil & Gas PLC	3,664	25,409
OTP Bank Nyrt	1,159	31,229
Richter Gedeon Nyrt	2,452	54,239
		110,877
INDIA — 16.5%
ACC, Ltd.	1,567	46,247
Adani Green Energy, Ltd. (a)	254	5,931
Adani Ports & Special Economic Zone, Ltd.	783	7,743
Adani Total Gas, Ltd.	3,618	161,498
Ambuja Cements, Ltd.	798	5,055
Apollo Hospitals Enterprise, Ltd.	171	9,255
Asian Paints, Ltd.	7,729	288,485
Aurobindo Pharma, Ltd.	639	3,385
Axis Bank, Ltd.	4,016	45,328
Bajaj Auto, Ltd.	1,919	83,878
Bajaj Finserv, Ltd.	500	9,355
Balkrishna Industries, Ltd.	1,221	31,455
Bandhan Bank, Ltd. (a)(c)	1,418	4,014
Berger Paints India, Ltd.	4,187	29,422
Bharat Electronics, Ltd.	60,447	72,992
Bharat Forge, Ltd.	153	1,627
Bharat Petroleum Corp., Ltd.	4,364	17,434
Bharti Airtel, Ltd.	6,752	65,790
Biocon, Ltd.	4,840	15,319
Britannia Industries, Ltd.	2,802	145,890
Cipla, Ltd.	6,296	81,883
Coal India, Ltd.	32,210	87,621
Colgate-Palmolive India, Ltd.	2,846	52,850
Container Corp. Of India, Ltd.	94	839
Dabur India, Ltd.	21,715	147,370
Divi's Laboratories, Ltd.	2,868	118,325
Dr Reddy's Laboratories, Ltd. ADR	1,138	58,892
Dr Reddy's Laboratories, Ltd.	82	4,200
Eicher Motors, Ltd.	614	23,956
GAIL India, Ltd. GDR	1,070	7,533

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Godrej Consumer Products, Ltd. (a)	760	$8,030
Grasim Industries, Ltd.	737	15,354
Havells India, Ltd.	3,472	46,163
HCL Technologies, Ltd.	26,078	327,606
HDFC Life Insurance Co., Ltd. (c)	1,709	11,697
Hero MotoCorp, Ltd.	1,964	65,020
Hindalco Industries, Ltd.	5,675	32,470
Hindustan Petroleum Corp., Ltd.	7,877	22,389
Hindustan Unilever, Ltd.	15,269	472,678
Housing Development Finance Corp., Ltd.	2,428	77,410
ICICI Bank, Ltd. ADR	2,326	50,916
ICICI Bank, Ltd.	292	3,144
ICICI Lombard General Insurance Co., Ltd. (c)	3,174	47,451
Indian Oil Corp., Ltd.	22,586	20,885
Indian Railway Catering & Tourism Corp., Ltd.	3,784	29,259
Indraprastha Gas, Ltd.	5,282	26,429
Infosys, Ltd. ADR	23,799	428,620
Infosys, Ltd.	21,239	387,195
ITC, Ltd.	47,442	190,129
JSW Steel, Ltd.	1,790	16,618
Jubilant Foodworks, Ltd.	396	2,446
Kotak Mahindra Bank, Ltd.	677	14,953
Larsen & Toubro, Ltd. GDR	713	18,039
Larsen & Toubro, Ltd.	53	1,336
LTIMindtree, Ltd. (c)	1,419	74,876
Lupin, Ltd.	3,255	28,867
Mahindra & Mahindra, Ltd. GDR	1,569	23,613
Mahindra & Mahindra, Ltd.	71	1,072
Marico, Ltd.	21,223	130,794
Maruti Suzuki India, Ltd.	236	23,947
Mphasis, Ltd.	1,545	36,843
MRF, Ltd.	67	71,702
Nestle India, Ltd.	842	199,544
NTPC, Ltd.	13,993	28,153
Oil & Natural Gas Corp., Ltd.	12,905	22,891
Page Industries, Ltd.	227	117,538
Petronet LNG, Ltd.	12,812	33,366
Pidilite Industries, Ltd.	5,258	162,078
Power Grid Corp. of India, Ltd.	7,947	20,528
Reliance Industries, Ltd. GDR (c)	1,648	101,352
Reliance Industries, Ltd.	1,878	57,822
Samvardhana Motherson International, Ltd.	1,650	1,479
SBI Life Insurance Co., Ltd. (c)	366	5,447
Shree Cement, Ltd.	19	5,349
Shriram Finance, Ltd.	254	4,227
SRF, Ltd.	1,929	53,404
State Bank of India GDR	379	28,122
Security Description	Shares	Value
Sun Pharmaceutical Industries, Ltd.	6,382	$77,251
Tata Consultancy Services, Ltd.	21,331	839,704
Tata Elxsi, Ltd.	589	44,753
Tata Motors, Ltd. ADR (a)	40	924
Tata Motors, Ltd. (a)	2,964	13,899
Tata Steel, Ltd. GDR	12,055	163,345
Tata Steel, Ltd.	724	986
Tech Mahindra, Ltd.	13,030	160,083
Titan Co., Ltd.	6,738	211,555
Tube Investments of India, Ltd.	1,485	49,821
UltraTech Cement, Ltd.	110	9,253
United Spirits, Ltd. (a)	132	1,400
UPL, Ltd.	1,416	12,258
Vedanta, Ltd.	3,143	11,716
Wipro, Ltd.	17,089	81,128
Yes Bank, Ltd. (a)	34,642	8,626
		6,869,525
INDONESIA — 1.8%
Adaro Energy Indonesia Tbk PT	44,000	10,882
Astra International Tbk PT	43,900	16,074
Bank Central Asia Tbk PT	890,825	489,260
Bank Mandiri Persero Tbk PT	40,100	25,566
Bank Negara Indonesia Persero Tbk PT	13,600	8,059
Bank Rakyat Indonesia Persero Tbk PT	115,549	36,667
Charoen Pokphand Indonesia Tbk PT	16,000	5,807
Indah Kiat Pulp & Paper Tbk PT	10,800	6,053
Indofood Sukses Makmur Tbk PT	22,200	9,590
Kalbe Farma Tbk PT	308,700	41,444
Semen Indonesia Persero Tbk PT	8,913	3,764
Telkom Indonesia Persero Tbk PT	207,575	50,002
Unilever Indonesia Tbk PT	150,700	45,498
United Tractors Tbk PT	7,700	12,897
		761,563
KUWAIT — 1.1%
Agility Public Warehousing Co. KSC	6,192	14,567
Kuwait Finance House KSCP	31,080	83,577
Mobile Telecommunications Co. KSCP	79,510	146,264
National Bank of Kuwait SAKP	63,182	222,546
		466,954
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	688	13,237
MALAYSIA — 2.2%
AMMB Holdings Bhd	13,200	12,406

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Axiata Group Bhd	4,404	$3,089
CIMB Group Holdings Bhd	27,932	36,778
Dialog Group Bhd	1,100	612
DiGi.Com Bhd	41,700	37,866
Genting Bhd	9,700	9,865
Genting Malaysia Bhd	8,500	5,191
HAP Seng Consolidated Bhd	7,000	10,170
Hong Leong Bank Bhd	17,220	80,373
Hong Leong Financial Group Bhd	900	3,800
IHH Healthcare Bhd	59,000	83,310
Inari Amertron Bhd	800	474
IOI Corp. Bhd	9,900	9,102
Kuala Lumpur Kepong Bhd	1,576	8,000
Malayan Banking Bhd	83,940	165,784
Malaysia Airports Holdings Bhd (a)	1,200	1,787
Maxis Bhd	12,900	11,245
MISC Bhd	4,600	7,832
MR DIY Group M Bhd (c)	110,750	50,284
Nestle Malaysia Bhd	4,000	127,128
Petronas Chemicals Group Bhd	21,900	42,756
Petronas Dagangan Bhd	4,000	20,885
PPB Group Bhd	10,760	42,600
Public Bank Bhd	50,155	49,187
RHB Bank Bhd	5,566	7,316
Sime Darby Bhd	11,527	6,019
Sime Darby Plantation Bhd	4,767	5,032
Telekom Malaysia Bhd	4,559	5,589
Tenaga Nasional Bhd	25,800	56,403
Top Glove Corp. Bhd (a)	52,800	10,848
		911,731
MEXICO — 1.9%
America Movil SAB de CV Series L	90,352	81,973
Arca Continental SAB de CV	354	2,874
Cemex SAB de CV Series CPO (a)	54,851	22,180
Coca-Cola Femsa SAB de CV	6,104	41,296
Fibra Uno Administracion SA de CV REIT	11,952	14,082
Fomento Economico Mexicano SAB de CV	2,687	20,907
Gruma SAB de CV Class B	1,003	13,420
Grupo Aeroportuario del Pacifico SAB de CV Class B	5,050	72,340
Grupo Aeroportuario del Sureste SAB de CV Class B	172	4,013
Grupo Bimbo SAB de CV Class A	732	3,094
Grupo Carso SAB de CV Series A1 (b)	774	3,248
Grupo Financiero Banorte SAB de CV Series O	7,244	52,009
Security Description	Shares	Value
Grupo Financiero Inbursa SAB de CV Series O (a)	8,003	$13,487
Grupo Mexico SAB de CV Class B	9,695	34,034
Grupo Televisa SAB Series CPO	7,467	6,790
Industrias Penoles SAB de CV (a)(b)	492	6,051
Kimberly-Clark de Mexico SAB de CV Class A	1,706	2,895
Orbia Advance Corp. SAB de CV	1,884	3,335
Promotora y Operadora de Infraestructura SAB de CV	190	1,556
Wal-Mart de Mexico SAB de CV	106,177	373,715
		773,299
PERU — 0.5%
Cia de Minas Buenaventura SAA ADR	4,319	32,177
Credicorp, Ltd.	614	83,295
Southern Copper Corp.	1,372	82,855
		198,327
PHILIPPINES — 0.8%
Aboitiz Equity Ventures, Inc.	13,070	13,533
ACEN Corp.	1,860	254
Ayala Corp.	490	6,111
Ayala Land, Inc.	5,000	2,763
Bank of the Philippine Islands	32,859	60,143
BDO Unibank, Inc.	22,766	43,181
Globe Telecom, Inc.	613	23,980
International Container Terminal Services, Inc.	13,390	48,055
JG Summit Holdings, Inc.	7,214	6,511
Jollibee Foods Corp.	4,730	19,522
Manila Electric Co.	8,900	47,720
Metropolitan Bank & Trust Co.	15,146	14,677
PLDT, Inc.	401	9,477
SM Investments Corp.	735	11,870
SM Prime Holdings, Inc.	10,500	6,689
		314,486
POLAND — 0.5%
Bank Polska Kasa Opieki SA	710	14,002
CD Projekt SA	103	3,044
Cyfrowy Polsat SA	1,483	5,954
Dino Polska SA (a)(c)	779	66,653
KGHM Polska Miedz SA	446	12,888
PGE Polska Grupa Energetyczna SA (a)	6,956	10,917
Polski Koncern Naftowy ORLEN SA	3,545	51,919
Powszechna Kasa Oszczednosci Bank Polski SA	2,619	18,086

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Powszechny Zaklad Ubezpieczen SA	1,457	$11,766
Santander Bank Polska SA	107	6,328
		201,557
QATAR — 1.5%
Barwa Real Estate Co.	4,492	3,544
Commercial Bank PQSC	2,187	3,003
Industries Qatar QSC	23,093	81,230
Masraf Al Rayan QSC	143,940	125,333
Mesaieed Petrochemical Holding Co.	6,335	3,700
Ooredoo QSC	11,895	30,050
Qatar Electricity & Water Co. QSC	13,267	64,481
Qatar Fuel QSC	16,652	82,077
Qatar Islamic Bank SAQ	15,332	78,139
Qatar National Bank QPSC	28,843	142,562
		614,119
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	770	4,664
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	72,138	—
Gazprom PJSC ADR (a)(d)	50,071	—
Inter RAO UES PJSC (a)(d)	435,055	—
LUKOIL PJSC (d)	3,065	—
Magnit PJSC (a)(d)	498	—
MMC Norilsk Nickel PJSC ADR (a)(d)	1,589	—
Mobile TeleSystems PJSC ADR (a)(d)	2,361	—
Moscow Exchange MICEX (a)(d)	5,004	—
Novatek PJSC GDR (a)(d)	169	—
Novolipetsk Steel PJSC GDR (a)(d)	2,685	—
Novolipetsk Steel PJSC (a)(d)	6,756	—
PhosAgro PJSC (d)	3	—
PhosAgro PJSC GDR (a)(d)	401	—
Polyus PJSC GDR (a)(d)	1,392	—
Polyus PJSC (a)(d)	81	—
Rosneft Oil Co. PJSC (a)(d)	15,529	—
Sberbank of Russia PJSC (a)(d)	57,120	—
Severstal PAO GDR (a)(d)	5,724	—
Surgutneftegas PJSC Preference Shares ADR (a)(d)(f)	34,802	—
Surgutneftegas PJSC ADR (a)(d)(f)	9,158	—
Tatneft PJSC ADR (a)(d)(f)	1,514	—
TCS Group Holding PLC GDR (a)(d)	3,373	—
VTB Bank PJSC (a)(d)	32,335,040	—
X5 Retail Group NV GDR (a)(d)	820	—
Security Description	Shares	Value
Yandex NV Class A (a)(d)	480	$—
		—
SAUDI ARABIA — 6.9%
Advanced Petrochemical Co.	2,980	33,701
Al Rajhi Bank (a)	34,516	690,687
Alinma Bank (a)	10,403	90,106
Arab National Bank (a)	2,164	18,456
Arabian Internet & Communications Services Co.	413	26,683
Bank AlBilad (a)	1,298	15,353
Bank Al-Jazira	5,112	25,954
Banque Saudi Fransi (a)	1,985	21,445
Bupa Arabia for Cooperative Insurance Co.	470	17,985
Dallah Healthcare Co.	362	14,257
Dar Al Arkan Real Estate Development Co. (a)	21,489	66,446
Dr Sulaiman Al Habib Medical Services Group Co.	1,553	91,163
Elm Co.	303	26,769
Emaar Economic City (a)	12,955	28,751
Etihad Etisalat Co.	12,368	114,366
Jarir Marketing Co.	3,986	159,101
Mobile Telecommunications Co. (a)	20,473	54,805
Mouwasat Medical Services Co. (a)	695	38,652
Nahdi Medical Co.	783	34,837
National Industrialization Co. (a)	792	2,605
Rabigh Refining & Petrochemical Co. (a)	1,320	3,751
Riyad Bank (a)	2,163	18,303
SABIC Agri-Nutrients Co. (a)	6,273	244,043
Sahara International Petrochemical Co.	614	5,547
Saudi Arabian Mining Co. (a)	708	12,189
Saudi Arabian Oil Co. (c)	51,489	439,808
Saudi Basic Industries Corp.	5,719	136,051
Saudi British Bank	2,341	24,263
Saudi Electricity Co.	11,173	68,679
Saudi Kayan Petrochemical Co. (a)	1,155	4,198
Saudi National Bank	4,559	61,264
Saudi Research & Media Group (a)	129	6,247
Saudi Tadawul Group Holding Co.	45	2,167
Saudi Telecom Co.	22,851	222,551
Savola Group	1,603	11,709
Yanbu National Petrochemical Co. (a)	1,859	20,579
		2,853,471
SINGAPORE — 0.0% (e)
BOC Aviation, Ltd. (c)	900	7,513

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SOUTH AFRICA — 2.5%
Absa Group, Ltd.	1,464	$16,683
African Rainbow Minerals, Ltd.	2,039	34,513
Anglo American Platinum, Ltd.	1,149	96,220
Aspen Pharmacare Holdings, Ltd.	920	7,371
Bid Corp., Ltd.	653	12,659
Bidvest Group, Ltd.	1,061	13,369
Capitec Bank Holdings, Ltd.	1,340	146,370
Clicks Group, Ltd.	4,733	75,127
Discovery, Ltd. (a)	817	5,923
Exxaro Resources, Ltd.	3,767	48,111
FirstRand, Ltd.	10,892	39,766
Gold Fields, Ltd.	1,220	12,630
Growthpoint Properties, Ltd. REIT	5,558	4,750
Harmony Gold Mining Co., Ltd.	915	3,162
Impala Platinum Holdings, Ltd.	14,527	181,974
Kumba Iron Ore, Ltd. (b)	1,256	36,340
Mr. Price Group, Ltd.	5,010	46,799
MTN Group, Ltd.	3,901	29,186
MultiChoice Group	247	1,702
Naspers, Ltd. Class N	290	48,137
Nedbank Group, Ltd.	1,589	19,852
Old Mutual, Ltd.	22,411	13,777
Remgro, Ltd.	1,526	11,931
Sanlam, Ltd.	4,730	13,544
Sasol, Ltd.	1,393	22,058
Shoprite Holdings, Ltd.	1,239	16,457
Sibanye Stillwater, Ltd.	9,090	23,891
SPAR Group, Ltd. (b)	1,253	8,358
Standard Bank Group, Ltd.	3,933	38,785
Vodacom Group, Ltd.	1,301	9,382
Woolworths Holdings, Ltd.	3,172	12,384
		1,051,211
SOUTH KOREA — 8.2%
Amorepacific Corp. (a)	53	5,763
BGF retail Co., Ltd. (a)	201	33,460
Celltrion Healthcare Co., Ltd.	237	10,871
Celltrion, Inc.	145	18,404
Cheil Worldwide, Inc. (a)	499	9,096
CJ CheilJedang Corp.	70	21,064
CJ Corp. (a)	201	13,368
Coway Co., Ltd. (a)	1,552	68,610
DB Insurance Co., Ltd. (a)	508	26,234
Doosan Bobcat, Inc.	116	3,174
Doosan Enerbility Co., Ltd. (a)	381	4,640
E-MART, Inc.	237	18,368
F&F Co., Ltd. (a)	258	29,483
GS Holdings Corp.	402	13,925
Hana Financial Group, Inc.	2,843	94,542
Hankook Tire & Technology Co., Ltd. (a)	372	9,164
Hanmi Pharm Co., Ltd. (a)	7	1,650
Hanwha Solutions Corp. (a)	407	13,840
HD Hyundai Co., Ltd.	377	17,024
Security Description	Shares	Value
HLB, Inc. (a)	38	$853
HMM Co., Ltd. (a)	3,686	56,988
Hotel Shilla Co., Ltd. (a)	1,357	89,179
Hyundai Engineering & Construction Co., Ltd. (a)	408	11,261
Hyundai Glovis Co., Ltd. (a)	81	10,473
Hyundai Mobis Co., Ltd.	303	48,044
Hyundai Motor Co.	726	86,695
Hyundai Motor Co. Preference Shares (f)	295	17,240
Hyundai Motor Co. Preference Shares (f)	178	10,417
Hyundai Motor Co. GDR	190	5,605
Hyundai Steel Co. (a)	588	14,229
Industrial Bank of Korea	2,333	18,118
Kakao Corp.	319	13,396
Kangwon Land, Inc. (a)	2,558	46,932
KB Financial Group, Inc.	677	25,966
KB Financial Group, Inc. ADR (b)	2,324	89,846
Kia Corp. (a)	1,217	57,072
Korea Aerospace Industries, Ltd. (a)	134	5,394
Korea Electric Power Corp. ADR (b)	3,566	30,810
Korea Electric Power Corp.	1,381	23,808
Korea Investment Holdings Co., Ltd. (a)	137	5,775
Korea Shipbuilding & Offshore Engineering Co., Ltd.	139	7,772
Korea Zinc Co., Ltd. (a)	10	4,460
Korean Air Lines Co., Ltd. (a)	501	9,093
Krafton, Inc. (a)	64	8,503
KT&G Corp. (a)	1,763	127,572
Kumho Petrochemical Co., Ltd. (a)	378	37,665
LG Chem, Ltd. (a)	104	49,348
LG Corp. (a)	222	13,712
LG Display Co., Ltd. ADR (b)	1,427	7,078
LG Display Co., Ltd. (a)	1,218	11,992
LG Electronics, Inc. (a)	675	46,174
LG H&H Co., Ltd. (a)	47	26,836
LG Innotek Co., Ltd. (a)	228	45,528
LG Uplus Corp.	4,701	41,080
Lotte Chemical Corp. (a)	111	15,669
Lotte Shopping Co., Ltd. (a)	107	7,700
Meritz Fire & Marine Insurance Co., Ltd. (a)	629	24,722
Meritz Securities Co., Ltd. (a)	1,264	6,238
Mirae Asset Securities Co., Ltd. (a)	2,413	11,602
NAVER Corp.	532	74,678
NCSoft Corp. (a)	55	19,486
Netmarble Corp. (a)(c)	201	9,601
NH Investment & Securities Co., Ltd. (a)	513	3,558

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Orion Corp/Republic of Korea (a)	424	$42,920
Pan Ocean Co., Ltd. (a)	2,656	12,035
Pearl Abyss Corp. (a)	99	3,284
POSCO Holdings, Inc. ADR	1,815	98,863
POSCO Holdings, Inc.	72	15,744
S-1 Corp. (a)	839	39,346
Samsung Biologics Co., Ltd. (a)(c)	129	83,756
Samsung C&T Corp. (a)	300	26,928
Samsung Electro-Mechanics Co., Ltd. (a)	137	14,139
Samsung Electronics Co., Ltd. Preference Shares	4,239	169,292
Samsung Electronics Co., Ltd.	14,593	638,191
Samsung Engineering Co., Ltd. (a)	340	5,983
Samsung Fire & Marine Insurance Co., Ltd. (a)	202	31,949
Samsung Heavy Industries Co., Ltd. (a)	1,725	6,971
Samsung Life Insurance Co., Ltd. (a)	373	20,943
Samsung SDI Co., Ltd.	64	29,912
Samsung SDS Co., Ltd. (a)	438	42,605
Samsung Securities Co., Ltd. (a)	254	6,317
SD Biosensor, Inc.	851	20,291
Shinhan Financial Group Co., Ltd.	714	19,876
Shinhan Financial Group Co., Ltd. ADR (b)	2,808	78,427
SK Bioscience Co., Ltd. (a)	70	4,069
SK Hynix, Inc.	2,585	153,321
SK Innovation Co., Ltd. (a)	131	15,954
SK Square Co., Ltd. (a)	325	8,623
SK, Inc.	345	51,566
S-Oil Corp.	169	11,146
Woori Financial Group, Inc.	4,548	41,542
Yuhan Corp. (a)	1,108	50,121
		3,434,962
TAIWAN — 14.6%
Accton Technology Corp.	12,000	91,555
Acer, Inc.	11,258	8,626
Advantech Co., Ltd.	16,838	181,334
ASE Technology Holding Co., Ltd.	10,124	30,930
Asia Cement Corp.	10,200	13,606
Asustek Computer, Inc.	14,000	122,302
AUO Corp.	25,600	12,494
Catcher Technology Co., Ltd.	2,000	10,997
Cathay Financial Holding Co., Ltd.	45,179	58,797
Chailease Holding Co., Ltd.	3,802	26,843
Chang Hwa Commercial Bank, Ltd.	15,484	8,640
Security Description	Shares	Value
Cheng Shin Rubber Industry Co., Ltd.	20,000	$22,059
China Development Financial Holding Corp.	66,300	27,180
China Steel Corp.	64,440	62,479
Chunghwa Telecom Co., Ltd.	62,540	229,930
Compal Electronics, Inc.	163,000	122,241
CTBC Financial Holding Co., Ltd.	72,900	52,418
Delta Electronics, Inc.	3,623	33,772
E.Sun Financial Holding Co., Ltd.	117,752	92,139
Eclat Textile Co., Ltd.	3,379	54,474
eMemory Technology, Inc.	1,000	43,435
Evergreen Marine Corp. Taiwan, Ltd. (a)	4,626	24,533
Far Eastern New Century Corp.	8,560	8,884
Far EasTone Telecommunications Co., Ltd.	74,449	159,626
Feng TAY Enterprise Co., Ltd.	7,176	48,213
First Financial Holding Co., Ltd.	272,665	235,090
Formosa Chemicals & Fibre Corp.	10,000	22,938
Formosa Petrochemical Corp.	13,000	33,964
Formosa Plastics Corp.	12,000	33,889
Fubon Financial Holding Co., Ltd.	19,670	36,031
Giant Manufacturing Co., Ltd.	1,036	6,758
Globalwafers Co., Ltd. (a)	1,000	13,909
Hon Hai Precision Industry Co., Ltd.	70,730	229,895
Hotai Motor Co., Ltd.	1,000	19,131
Hua Nan Financial Holdings Co., Ltd.	264,116	192,917
Innolux Corp.	74,069	26,629
Inventec Corp.	81,000	69,179
Lite-On Technology Corp.	39,952	82,931
MediaTek, Inc.	25,877	526,203
Mega Financial Holding Co., Ltd.	70,048	69,169
Micro-Star International Co., Ltd.	16,000	62,208
momo.com, Inc.	1,200	25,065
Nan Ya Plastics Corp.	12,000	27,720
Nanya Technology Corp.	9,000	14,992
Nien Made Enterprise Co., Ltd.	4,000	38,327
Novatek Microelectronics Corp.	13,000	133,445
Pegatron Corp.	17,000	35,122
Pou Chen Corp.	12,000	13,353
President Chain Store Corp.	25,000	221,243
Quanta Computer, Inc.	27,000	63,513
Realtek Semiconductor Corp.	10,000	91,425
Ruentex Development Co., Ltd.	31,632	44,512
Shanghai Commercial & Savings Bank, Ltd.	13,295	19,054

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shin Kong Financial Holding Co., Ltd.	80,657	$23,014
SinoPac Financial Holdings Co., Ltd.	39,683	21,626
Synnex Technology International Corp.	48,900	94,187
Taishin Financial Holding Co., Ltd.	44,882	22,050
Taiwan Business Bank	59,000	24,859
Taiwan Cement Corp.	29,019	31,771
Taiwan Cooperative Financial Holding Co., Ltd.	235,750	199,427
Taiwan High Speed Rail Corp.	39,000	36,481
Taiwan Mobile Co., Ltd.	67,542	208,106
Taiwan Semiconductor Manufacturing Co., Ltd.	73,495	1,072,457
Unimicron Technology Corp.	20,000	78,086
Uni-President Enterprises Corp.	32,164	69,695
United Microelectronics Corp. (a)	19,000	25,160
Vanguard International Semiconductor Corp.	21,000	52,952
Voltronic Power Technology Corp.	1,000	50,268
Wan Hai Lines, Ltd.	10,100	26,322
Win Semiconductors Corp.	1,000	4,441
Winbond Electronics Corp.	3,000	1,913
WPG Holdings, Ltd.	36,280	56,777
Yageo Corp.	953	13,984
Yang Ming Marine Transport Corp.	8,000	17,049
Yuanta Financial Holding Co., Ltd.	29,676	20,952
Zhen Ding Technology Holding, Ltd.	3,000	10,249
		6,097,945
TANZANIA, UNITED REPUBLIC OF — 0.0% (e)
AngloGold Ashanti, Ltd.	598	11,571
THAILAND — 2.9%
Advanced Info Service PCL	31,722	178,599
Airports of Thailand PCL (a)	14,000	30,316
Airports of Thailand PCL NVDR (a)	54,770	118,601
Asset World Corp. PCL	142,100	25,848
Bangkok Dusit Medical Services PCL Class F	144,292	120,816
Bangkok Expressway & Metro PCL	85,780	24,272
Berli Jucker PCL NVDR	900	916
BTS Group Holdings PCL	64,243	15,581
Bumrungrad Hospital PCL	11,464	70,171
Carabao Group PCL Class F	1,900	5,307
Central Pattana PCL	7,968	16,334
Central Retail Corp. PCL NVDR	5,563	7,429
Security Description	Shares	Value
Central Retail Corp. PCL	13,234	$17,672
Charoen Pokphand Foods PCL	16,386	11,733
CP ALL PCL	71,261	140,423
Electricity Generating PCL	2,109	10,504
Energy Absolute PCL	900	2,521
Energy Absolute PCL NVDR	2,100	5,881
Home Product Center PCL	192,374	86,092
Indorama Ventures PCL	1,400	1,647
Indorama Ventures PCL NVDR	5,100	6,000
Intouch Holdings PCL Class F	55,902	124,684
Krung Thai Bank PCL	25,568	13,066
Land & Houses PCL	13,400	3,830
Minor International PCL (a)	885	824
Minor International PCL NVDR (a)	2,661	2,478
Osotspa PCL	33,200	27,080
PTT Exploration & Production PCL	1,828	9,315
PTT Global Chemical PCL	11,662	15,910
PTT Oil & Retail Business PCL	47,000	32,297
PTT PCL	37,560	36,058
Ratch Group PCL	3,150	3,888
SCB X PCL	3,075	9,500
Siam Cement PCL	2,024	19,986
Siam Cement PCL NVDR	1,200	11,849
Thai Oil PCL	6,279	10,198
Thai Union Group PCL NVDR	6,400	3,123
True Corp. PCL	27,100	3,787
		1,224,536
TURKEY — 0.5%
Akbank T.A.S.	13,266	13,855
Aselsan Elektronik Sanayi Ve Ticaret A/S	13,025	43,244
BIM Birlesik Magazalar A/S	9,288	67,925
Eregli Demir ve Celik Fabrikalari TAS	4,120	9,081
Ford Otomotiv Sanayi A/S	1,186	33,230
Turk Hava Yollari AO (a)	1,849	13,917
Turkcell Iletisim Hizmetleri A/S	4,911	9,938
Turkiye Is Bankasi A/S Class C	21,306	14,534
Turkiye Petrol Rafinerileri AS (a)	249	7,049
Turkiye Sise ve Cam Fabrikalari A/S	2,138	4,902
		217,675
UNITED ARAB EMIRATES — 1.9%
Abu Dhabi Commercial Bank PJSC	10,386	25,451
Abu Dhabi National Oil Co. for Distribution PJSC	183,733	220,621
Aldar Properties PJSC	84,647	102,102
Dubai Islamic Bank PJSC	78,110	121,228
Emaar Properties PJSC	11,195	17,862
Emirates NBD Bank PJSC	9,876	34,958
Emirates Telecommunications Group Co. PJSC	20,901	130,096

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
First Abu Dhabi Bank PJSC	24,297	$113,128
Multiply Group PJSC (a)	11,278	14,249
Q Holding PJSC (a)	14,751	16,066
		795,761
UNITED STATES — 0.2%
JBS SA	7,198	29,980
Legend Biotech Corp. ADR (a)	248	12,380
Parade Technologies, Ltd.	1,000	25,150
		67,510
TOTAL COMMON STOCKS (Cost $42,121,937)		41,460,840

RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 01/31/23) (a) (Cost: $0)	53	107
SOUTH KOREA — 0.0% (e)
Hanwha Solutions Corp. (expiring 01/09/23)	3	2
Lotte Chemical Corp. (expiring 01/20/23) (a)	22	623
		625
TOTAL RIGHTS (Cost $0)		732
SHORT-TERM INVESTMENTS — 1.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g)(h)	157,043	157,075
State Street Navigator Securities Lending Portfolio II (i)(j)	548,923	548,923
TOTAL SHORT-TERM INVESTMENTS (Cost $706,013)		705,998
TOTAL INVESTMENTS — 101.2% (Cost $42,827,950)		42,167,570
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(512,634)
NET ASSETS — 100.0%		$41,654,936

(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at December 31, 2022.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 4.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $16,030, representing 0.00% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI EMERGING MARKETS STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$38,708,597	$2,736,213	$16,030	$41,460,840
Rights	107	625	—	732
Short-Term Investments	705,998	—	—	705,998
TOTAL INVESTMENTS	$39,414,702	$2,736,838	$16,030	$42,167,570
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	22.8%
Information Technology	19.1
Consumer Staples	11.3
Materials	10.1
Consumer Discretionary	9.6
Communication Services	7.3
Industrials	5.2
Health Care	4.9
Energy	4.4
Utilities	3.2
Real Estate	1.6
Short-Term Investments	1.7
Liabilities in Excess of Other Assets	(1.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	232,669	$232,715	$1,406,901	$1,482,398	$(108)	$(35)	157,043	$157,075	$1,927
State Street Navigator Securities Lending Portfolio II	355,219	355,219	3,436,460	3,242,756	—	—	548,923	548,923	1,786
Total		$587,934	$4,843,361	$4,725,154	$(108)	$(35)		$705,998	$3,713
See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.5%
AUSTRALIA — 2.0%
ANZ Group Holdings, Ltd.	2,964	$47,557
APA Group Stapled Security	989	7,217
Aristocrat Leisure, Ltd.	335	6,933
ASX, Ltd. (a)	371	17,113
Aurizon Holdings, Ltd.	4,409	11,153
BHP Group, Ltd. (b)	10,462	323,736
BlueScope Steel, Ltd.	779	8,896
Brambles, Ltd.	884	7,236
Cochlear, Ltd.	82	11,351
Coles Group, Ltd. (a)	1,307	14,820
Commonwealth Bank of Australia (a)	1,064	74,031
Computershare, Ltd.	601	10,678
CSL, Ltd.	144	28,101
Dexus REIT (a)	1,076	5,655
Endeavour Group, Ltd.	1,026	4,467
Fortescue Metals Group, Ltd.	4,346	60,448
Glencore PLC	10,711	71,173
Goodman Group REIT (a)	1,328	15,634
GPT Group REIT	470	1,339
Macquarie Group, Ltd.	111	12,568
Medibank Pvt, Ltd.	2,882	5,766
Mirvac Group REIT (a)	1,839	2,656
National Australia Bank, Ltd.	2,496	50,881
Newcrest Mining, Ltd.	194	2,715
Orica, Ltd.	1,000	10,213
QBE Insurance Group, Ltd.	118	1,075
Ramsay Health Care, Ltd.	146	6,406
REA Group, Ltd.	137	10,294
Rio Tinto PLC	2,700	188,309
Rio Tinto, Ltd.	889	70,181
Santos, Ltd.	1,638	7,931
Scentre Group REIT	1,086	2,121
Sonic Healthcare, Ltd.	794	16,137
South32, Ltd.	4,989	13,533
Stockland REIT	844	2,078
Suncorp Group, Ltd.	955	7,797
Telstra Group, Ltd. (a)	3,250	8,794
Transurban Group Stapled Security	789	6,945
Treasury Wine Estates, Ltd.	836	7,716
Washington H Soul Pattinson & Co., Ltd.	372	6,978
Wesfarmers, Ltd.	3,038	94,585
Westpac Banking Corp. (a)	3,894	61,661
Woodside Energy Group, Ltd.	794	19,083
Woolworths Group, Ltd. (a)	1,099	25,012
		1,368,973
AUSTRIA — 0.1%
Erste Group Bank AG	284	9,063
Mondi PLC	454	7,698
OMV AG	330	16,940
Verbund AG	76	6,379
Security Description	Shares	Value
Voestalpine AG	36	$952
		41,032
BELGIUM — 0.2%
Ageas SA/NV	253	11,184
Anheuser-Busch InBev SA/NV	353	21,199
Elia Group SA	62	8,787
Groupe Bruxelles Lambert NV	87	6,925
KBC Group NV	201	12,888
Sofina SA (a)	79	17,335
Solvay SA	17	1,714
UCB SA	674	52,913
Umicore SA	151	5,531
		138,476
BRAZIL — 0.0% (c)
Wheaton Precious Metals Corp. (a)	561	21,902
Yara International ASA	36	1,574
		23,476
CANADA — 3.2%
Agnico Eagle Mines, Ltd. (a)	452	23,471
Algonquin Power & Utilities Corp.	17	111
Alimentation Couche-Tard, Inc.	1,577	69,251
AltaGas, Ltd. (a)	450	7,765
ARC Resources, Ltd. (a)	500	6,735
Bank of Montreal (a)	502	45,445
Bank of Nova Scotia	998	48,863
Barrick Gold Corp.	3,465	59,355
BCE, Inc. (a)	948	41,623
Brookfield Asset Management, Ltd. Class A (a)(d)	165	4,721
Brookfield Corp. (a)	660	20,741
Cameco Corp. (a)	114	2,582
Canadian Imperial Bank of Commerce	769	31,085
Canadian National Railway Co.	951	112,889
Canadian Natural Resources, Ltd. (a)	561	31,131
Canadian Pacific Railway, Ltd. (a)	476	35,464
Canadian Utilities, Ltd. Class A (a)	261	7,060
Cenovus Energy, Inc. (a)	627	12,156
CGI, Inc. (d)	1,151	99,143
Constellation Software, Inc. (a)	51	79,569
Dollarama, Inc.	218	12,741
Emera, Inc. (a)	232	8,861
Empire Co., Ltd. Class A	717	18,870
Enbridge, Inc. (a)	925	36,128
Fairfax Financial Holdings, Ltd. (a)	51	30,190
Fortis, Inc. (a)	388	15,515
Franco-Nevada Corp.	1,607	218,904
George Weston, Ltd. (a)	189	23,433
Great-West Lifeco, Inc. (a)	520	12,012

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Hydro One, Ltd. (a)(e)	2,630	$70,401
iA Financial Corp., Inc. (a)	181	10,589
Intact Financial Corp. (a)	975	140,254
Keyera Corp. (a)	363	7,927
Kinross Gold Corp. (a)	1,929	7,859
Loblaw Cos., Ltd. (a)	666	58,846
Magna International, Inc. (a)	363	20,377
Manulife Financial Corp. (a)	1,820	32,439
Metro, Inc. (a)	619	34,250
National Bank of Canada (a)	181	12,187
Nutrien, Ltd. (a)	291	21,230
Open Text Corp. (a)	404	11,962
Pembina Pipeline Corp. (a)	313	10,617
Power Corp. of Canada (a)	653	15,350
Quebecor, Inc. Class B (a)	261	5,817
RioCan Real Estate Investment Trust	578	9,014
Rogers Communications, Inc. Class B (a)	671	31,382
Royal Bank of Canada (a)	1,009	94,797
Shaw Communications, Inc. Class B (a)	901	25,940
Shopify, Inc. Class A (d)	241	8,361
Sun Life Financial, Inc.	145	6,726
Suncor Energy, Inc.	722	22,886
TC Energy Corp.	368	14,661
Teck Resources, Ltd. Class B (a)(d)	339	12,802
TELUS Corp.	3,549	68,442
TELUS Corp.	42	810
Thomson Reuters Corp. (a)	1,364	155,492
Toronto-Dominion Bank	2,525	163,376
		2,190,608
CHINA — 0.2%
BOC Hong Kong Holdings, Ltd.	16,000	54,530
NXP Semiconductors NV	94	14,855
Prosus NV	268	18,434
SITC International Holdings Co., Ltd.	6,000	13,345
Wilmar International, Ltd.	2,200	6,840
Xinyi Glass Holdings, Ltd.	5,000	9,315
		117,319
DENMARK — 1.3%
AP Moller - Maersk A/S Class A	12	26,470
AP Moller - Maersk A/S Class B	10	22,417
Carlsberg AS Class B	142	18,814
Coloplast A/S Class B	338	39,389
Danske Bank A/S	1,134	22,345
DSV A/S	99	15,579
Genmab A/S (d)	41	17,305
Novo Nordisk A/S Class B	4,734	637,283
Novozymes A/S Class B	701	35,403
Orsted A/S (e)	80	7,248
Pandora A/S	209	14,641
ROCKWOOL A/S Class B	26	6,094
Security Description	Shares	Value
Tryg A/S	1,357	$32,202
Vestas Wind Systems A/S	408	11,834
		907,024
FINLAND — 0.5%
Elisa Oyj	1,700	89,737
Fortum Oyj	739	12,256
Kone Oyj Class B	1,042	53,713
Neste Oyj	685	31,451
Nokia Oyj (b)	1,458	6,733
Nokia Oyj (a)	2,097	9,709
Nordea Bank Abp	1,756	18,821
Orion Oyj Class B	204	11,156
Sampo Oyj Class A	1,569	81,750
Stora Enso Oyj Class R	469	6,582
UPM-Kymmene Oyj	367	13,681
Wartsila OYJ Abp	333	2,796
		338,385
FRANCE — 2.2%
Air Liquide SA	301	42,532
Airbus SE	185	21,920
Alstom SA	319	7,769
Arkema SA	22	1,969
AXA SA	1,980	55,058
BioMerieux	93	9,719
BNP Paribas SA	1,797	102,125
Bollore SE	1,653	9,209
Bouygues SA (a)	405	12,120
Capgemini SE	64	10,652
Carrefour SA	1,128	18,828
Cie de Saint-Gobain	500	24,360
Cie Generale des Etablissements Michelin SCA (a)	634	17,582
Credit Agricole SA	2,348	24,636
Danone SA	421	22,120
Dassault Aviation SA	58	9,793
Dassault Systemes SE	102	3,646
Eiffage SA	20	1,962
Electricite de France SA (b)	479	6,135
Engie SA	1,837	26,248
EssilorLuxottica SA	81	14,627
Eurazeo SE	81	5,023
Gecina SA REIT	5	508
Getlink SE	167	2,669
Hermes International	55	84,820
Kering SA	69	35,016
Klepierre SA REIT (d)	262	6,020
Legrand SA	28	2,236
L'Oreal SA	385	137,073
LVMH Moet Hennessy Louis Vuitton SE	79	57,324
Orange SA	19,943	197,538
Pernod Ricard SA	110	21,572
Publicis Groupe SA	65	4,122
Renault SA (d)	672	22,430
Safran SA	93	11,605

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sanofi	1,689	$161,944
Sartorius Stedim Biotech	63	20,339
Societe Generale SA	2,050	51,371
Sodexo SA	9	859
Thales SA	56	7,130
TotalEnergies SE	1,992	124,688
Unibail-Rodamco-Westfield REIT (b)(d)	165	8,564
Valeo	280	4,990
Veolia Environnement SA	656	16,803
Vinci SA	261	25,986
Vivendi SE	1,719	16,354
Worldline SA (d)(e)	188	7,329
		1,477,323
GERMANY — 1.9%
adidas AG	80	10,883
Allianz SE	347	74,400
Aroundtown SA	1,397	3,255
BASF SE	858	42,479
Bayer AG	720	37,134
Bayerische Motoren Werke AG	509	45,295
Bayerische Motoren Werke AG Preference Shares	100	8,490
Beiersdorf AG	136	15,560
Brenntag SE	160	10,198
Commerzbank AG (d)	2,312	21,803
Continental AG	227	13,562
Covestro AG (e)	166	6,475
Daimler Truck Holding AG (d)	702	21,686
Deutsche Bank AG	3,214	36,318
Deutsche Boerse AG	30	5,168
Deutsche Lufthansa AG (d)	766	6,348
Deutsche Post AG	948	35,593
Deutsche Telekom AG	17,033	338,810
E.ON SE	1,371	13,658
Fresenius Medical Care AG & Co. KGaA	275	8,972
Fresenius SE & Co. KGaA	480	13,447
Hannover Rueck SE	15	2,970
HeidelbergCement AG	173	9,837
HelloFresh SE (d)	110	2,410
Henkel AG & Co. KGaA Preference Shares	149	10,339
Infineon Technologies AG	705	21,391
Knorr-Bremse AG	176	9,587
LEG Immobilien SE	2	130
Mercedes-Benz Group AG	1,306	85,581
Merck KGaA	63	12,163
MTU Aero Engines AG	38	8,200
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	153	49,640
Porsche Automobil Holding SE Preference Shares	255	13,945
Rational AG	8	4,739
RWE AG	467	20,729
Security Description	Shares	Value
SAP SE	382	$39,297
Siemens AG	371	51,331
Siemens Energy AG (d)	195	3,658
Siemens Healthineers AG (e)	314	15,660
Symrise AG	787	85,378
Telefonica Deutschland Holding AG	12,082	29,696
United Internet AG	167	3,367
Volkswagen AG	35	5,515
Volkswagen AG Preference Shares	507	62,994
Vonovia SE	124	2,914
Zalando SE (d)(e)	193	6,820
		1,327,825
HONG KONG — 1.3%
AIA Group, Ltd.	4,400	48,933
CK Asset Holdings, Ltd.	1,678	10,330
CK Infrastructure Holdings, Ltd.	500	2,617
CLP Holdings, Ltd.	8,000	58,373
Hang Seng Bank, Ltd.	6,900	114,750
Henderson Land Development Co., Ltd.	2,000	6,983
HK Electric Investments & HK Electric Investments, Ltd. Stapled Security	28,831	19,098
HKT Trust & HKT, Ltd. Stapled Security	35,540	43,577
Hong Kong & China Gas Co., Ltd.	79,277	75,367
Hong Kong Exchanges & Clearing, Ltd.	1,971	85,154
Hongkong Land Holdings, Ltd.	2,300	10,580
Jardine Matheson Holdings, Ltd.	1,500	76,350
Link REIT	10,359	76,050
MTR Corp., Ltd.	13,665	72,396
New World Development Co., Ltd.	4,330	12,205
Power Assets Holdings, Ltd.	7,500	41,080
Prudential PLC	1,805	24,481
Sino Land Co., Ltd.	10,618	13,278
Sun Hung Kai Properties, Ltd.	2,500	34,209
Swire Pacific, Ltd. Class A	1,000	8,802
Techtronic Industries Co., Ltd.	2,500	27,899
WH Group, Ltd. (e)	23,072	13,421
Wharf Real Estate Investment Co., Ltd.	2,000	11,659
		887,592
IRELAND — 0.1%
AerCap Holdings NV (d)	121	7,057
CRH PLC	417	16,471
Flutter Entertainment PLC (a)(d)	29	3,956
Kerry Group PLC Class A	259	23,285
Kingspan Group PLC (a)	312	16,842
Smurfit Kappa Group PLC	224	8,262
		75,873

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
ISRAEL — 0.3%
Azrieli Group, Ltd.	194	$12,844
Bank Hapoalim BM	1,430	12,855
Bank Leumi Le-Israel BM	4,260	35,386
Check Point Software Technologies, Ltd. (d)	294	37,091
Elbit Systems, Ltd.	23	3,731
ICL Group, Ltd.	5,705	41,148
Isracard, Ltd.	—	—
Israel Discount Bank, Ltd. Class A	2,522	13,209
Mizrahi Tefahot Bank, Ltd.	1,061	34,249
Nice, Ltd. (d)	49	9,443
Teva Pharmaceutical Industries, Ltd. (d)	1,330	12,435
ZIM Integrated Shipping Services, Ltd. (a)	541	9,300
		221,691
ITALY — 0.6%
Assicurazioni Generali SpA	1,873	33,213
Coca-Cola HBC AG	197	4,675
DiaSorin SpA (a)	55	7,654
Enel SpA	5,173	27,770
Eni SpA	3,805	53,953
Ferrari NV	386	82,474
FinecoBank Banca Fineco SpA	843	13,963
Infrastrutture Wireless Italiane SpA (e)	2,920	29,338
Intesa Sanpaolo SpA ADR	20,761	46,043
Mediobanca Banca di Credito Finanziario SpA	1,433	13,740
Moncler SpA	326	17,222
Poste Italiane SpA (e)	477	4,646
Prysmian SpA	51	1,887
Recordati Industria Chimica e Farmaceutica SpA	740	30,603
Telecom Italia SpA (a)(d)	38,273	8,835
Terna - Rete Elettrica Nazionale	958	7,055
UniCredit SpA	3,527	49,958
		433,029
JAPAN — 8.5%
Advantest Corp.	400	25,708
Aeon Co., Ltd.	1,200	25,311
AGC, Inc. (a)	500	16,655
Aisin Corp.	100	2,675
Ajinomoto Co., Inc.	600	18,330
ANA Holdings, Inc. (d)	200	4,244
Asahi Group Holdings, Ltd. (a)	400	12,487
Asahi Kasei Corp.	1,500	10,702
Astellas Pharma, Inc.	1,600	24,331
Bandai Namco Holdings, Inc.	500	31,506
Bridgestone Corp. (a)	900	31,997
Brother Industries, Ltd.	1,800	27,380
Canon, Inc. (a)	6,600	142,835
Capcom Co., Ltd.	200	6,381
Security Description	Shares	Value
Central Japan Railway Co.	100	$12,282
Chiba Bank, Ltd. (a)	3,400	24,789
Chubu Electric Power Co., Inc.	4,600	47,483
Chugai Pharmaceutical Co., Ltd.	3,200	81,683
Concordia Financial Group, Ltd.	5,500	22,926
CyberAgent, Inc. (a)	400	3,541
Dai Nippon Printing Co., Ltd.	400	8,034
Daifuku Co., Ltd.	100	4,684
Dai-ichi Life Holdings, Inc.	1,300	29,499
Daiichi Sankyo Co., Ltd.	400	12,884
Daikin Industries, Ltd.	100	15,309
Daito Trust Construction Co., Ltd.	100	10,262
Daiwa House Industry Co., Ltd.	600	13,819
Daiwa House REIT Investment Corp.	5	11,118
Daiwa Securities Group, Inc.	1,700	7,511
Denso Corp.	500	24,768
Dentsu Group, Inc.	100	3,141
East Japan Railway Co.	700	39,895
ENEOS Holdings, Inc.	17,000	57,721
Fuji Electric Co., Ltd.	100	3,812
FUJIFILM Holdings Corp.	2,000	100,421
Fujitsu, Ltd.	100	13,350
Hamamatsu Photonics KK	1,300	62,268
Hankyu Hanshin Holdings, Inc.	500	14,855
Hirose Electric Co., Ltd.	200	25,162
Hitachi, Ltd.	900	45,639
Honda Motor Co., Ltd.	2,700	62,044
Hoya Corp.	600	57,774
Idemitsu Kosan Co., Ltd. (a)	500	11,634
Iida Group Holdings Co., Ltd.	200	3,033
Inpex Corp.	1,100	11,638
Isuzu Motors, Ltd.	700	8,207
Ito En, Ltd.	100	3,630
ITOCHU Corp. (a)	6,500	204,244
Itochu Techno-Solutions Corp.	500	11,634
Japan Airlines Co., Ltd. (d)	500	10,213
Japan Exchange Group, Inc.	1,700	24,448
Japan Metropolitan Fund Invest REIT	2	1,587
Japan Post Bank Co., Ltd. (a)	5,100	43,600
Japan Post Holdings Co., Ltd.	6,600	55,498
Japan Post Insurance Co., Ltd.	1,200	21,109
Japan Real Estate Investment Corp. REIT	1	4,373
Japan Tobacco, Inc. (a)	1,500	30,251
JFE Holdings, Inc.	1,700	19,790
Kajima Corp.	200	2,328
Kakaku.com, Inc.	200	3,201
Kansai Electric Power Co., Inc.	1,700	16,479
Kao Corp.	600	23,896
KDDI Corp.	6,200	187,111
Keio Corp.	200	7,336
Keisei Electric Railway Co., Ltd.	200	5,692
Keyence Corp.	400	155,883

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kintetsu Group Holdings Co., Ltd.	400	$13,202
Kirin Holdings Co., Ltd.	200	3,048
Kobayashi Pharmaceutical Co., Ltd.	100	6,844
Kobe Bussan Co., Ltd. (a)	500	14,362
Koei Tecmo Holdings Co., Ltd.	1,060	19,217
Koito Manufacturing Co., Ltd.	200	3,012
Komatsu, Ltd.	600	13,078
Kubota Corp.	700	9,640
Kyocera Corp.	200	9,931
Lasertec Corp.	100	16,480
Lixil Corp.	600	9,099
M3, Inc.	600	16,270
Marubeni Corp.	3,000	34,446
Mazda Motor Corp.	1,300	9,902
McDonald's Holdings Co. Japan, Ltd. (a)	600	22,714
MEIJI Holdings Co., Ltd.	500	25,541
MISUMI Group, Inc.	200	4,364
Mitsubishi Chemical Group Corp.	2,200	11,416
Mitsubishi Corp.	3,400	110,366
Mitsubishi Electric Corp.	2,000	19,910
Mitsubishi Estate Co., Ltd.	100	1,297
Mitsubishi Heavy Industries, Ltd.	600	23,801
Mitsubishi UFJ Financial Group, Inc.	20,900	140,817
Mitsui & Co., Ltd.	1,900	55,483
Mitsui Chemicals, Inc.	500	11,274
Mitsui Fudosan Co., Ltd.	600	10,991
Mitsui OSK Lines, Ltd. (a)	1,100	27,428
Mizuho Financial Group, Inc.	12,140	170,767
MonotaRO Co., Ltd. (a)	700	9,852
MS&AD Insurance Group Holdings, Inc.	600	19,208
Murata Manufacturing Co., Ltd.	800	39,944
NEC Corp.	1,500	52,692
Nexon Co., Ltd.	400	8,980
Nidec Corp.	100	5,183
Nihon M&A Center Holdings, Inc.	700	8,642
Nintendo Co., Ltd.	4,000	167,706
Nippon Building Fund, Inc. REIT	1	4,456
Nippon Express Holdings, Inc.	100	5,715
Nippon Paint Holdings Co., Ltd. (a)	400	3,150
Nippon Prologis REIT, Inc.	20	46,762
Nippon Shinyaku Co., Ltd.	100	5,669
Nippon Steel Corp.	1,300	22,582
Nippon Telegraph & Telephone Corp.	8,400	239,500
Nippon Yusen KK (a)	1,400	32,999
Nissan Chemical Corp.	100	4,381
Nissan Motor Co., Ltd.	5,900	18,696
Nissin Foods Holdings Co., Ltd.	100	7,897
Nitori Holdings Co., Ltd.	600	77,532
Nitto Denko Corp.	100	5,798
Nomura Holdings, Inc.	2,600	9,628
Security Description	Shares	Value
Nomura Real Estate Holdings, Inc.	200	$4,290
Nomura Real Estate Master Fund, Inc. REIT	1	1,235
Nomura Research Institute, Ltd.	500	11,804
NTT Data Corp.	2,900	42,463
Obic Co., Ltd.	600	88,264
Odakyu Electric Railway Co., Ltd.	700	9,077
Oji Holdings Corp.	2,800	11,268
Olympus Corp.	100	1,783
Omron Corp.	100	4,854
Ono Pharmaceutical Co., Ltd.	1,000	23,366
Oracle Corp. Japan	400	25,829
Oriental Land Co., Ltd.	200	29,042
ORIX Corp.	1,700	27,295
Osaka Gas Co., Ltd.	2,900	46,815
Otsuka Corp. (a)	900	28,341
Otsuka Holdings Co., Ltd.	600	19,576
Pan Pacific International Holdings Corp. (a)	2,000	37,182
Panasonic Holdings Corp.	2,700	22,724
Rakuten Group, Inc. (a)(d)	600	2,710
Recruit Holdings Co., Ltd.	598	18,931
Resona Holdings, Inc.	4,600	25,213
Ricoh Co., Ltd.	900	6,869
SBI Holdings, Inc.	100	1,908
SCSK Corp.	500	7,583
Secom Co., Ltd.	1,100	62,885
Seiko Epson Corp.	2,400	35,033
Sekisui Chemical Co., Ltd.	100	1,398
Sekisui House, Ltd.	800	14,148
Seven & i Holdings Co., Ltd.	800	34,317
SG Holdings Co., Ltd.	2,700	37,447
Sharp Corp. (a)	800	5,730
Shimadzu Corp.	600	17,030
Shimano, Inc.	200	31,710
Shin-Etsu Chemical Co., Ltd.	500	61,484
Shionogi & Co., Ltd.	300	14,974
Shizuoka Financial Group, Inc.	2,900	23,188
Softbank Corp.	20,400	230,060
SoftBank Group Corp.	1,300	55,608
Sompo Holdings, Inc.	500	22,206
Sony Group Corp.	800	60,844
Subaru Corp.	700	10,756
SUMCO Corp. (a)	500	6,658
Sumitomo Chemical Co., Ltd.	3,700	13,292
Sumitomo Corp.	600	9,986
Sumitomo Electric Industries, Ltd.	700	7,982
Sumitomo Metal Mining Co., Ltd.	100	3,540
Sumitomo Mitsui Financial Group, Inc.	3,000	120,414
Sumitomo Mitsui Trust Holdings, Inc.	500	17,386
Suntory Beverage & Food, Ltd.	700	23,874
Suzuki Motor Corp.	200	6,474

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sysmex Corp.	300	$18,185
T&D Holdings, Inc.	1,500	21,623
Taisei Corp.	100	3,221
Takeda Pharmaceutical Co., Ltd.	868	27,044
TDK Corp.	500	16,427
Terumo Corp.	200	5,678
TIS, Inc.	900	23,737
Toho Co., Ltd.	900	34,651
Tokio Marine Holdings, Inc.	1,700	36,430
Tokyo Electric Power Co. Holdings, Inc. (d)	7,300	26,335
Tokyo Electron, Ltd.	300	88,401
Tokyo Gas Co., Ltd.	900	17,632
Tokyu Corp.	900	11,343
TOPPAN, INC.	600	8,886
Toray Industries, Inc.	2,100	11,724
Toshiba Corp.	400	13,954
Tosoh Corp.	300	3,570
TOTO, Ltd.	200	6,821
Toyota Industries Corp.	100	5,487
Toyota Motor Corp.	10,000	137,368
Toyota Tsusho Corp.	500	18,512
Trend Micro, Inc. (a)(d)	500	23,267
Unicharm Corp.	200	7,682
USS Co., Ltd.	1,500	23,817
Welcia Holdings Co., Ltd.	500	11,653
West Japan Railway Co.	100	4,342
Yakult Honsha Co., Ltd.	100	6,488
Yamaha Motor Co., Ltd. (a)	200	4,563
Yamato Holdings Co., Ltd.	1,300	20,562
Z Holdings Corp.	1,600	4,026
ZOZO, Inc.	100	2,471
		5,748,449
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	296	5,526
LUXEMBOURG — 0.1%
ArcelorMittal SA	1,350	35,407
Eurofins Scientific SE	209	14,958
		50,365
MACAU — 0.0% (c)
Galaxy Entertainment Group, Ltd.	1,000	6,611
NETHERLANDS — 1.6%
ABN AMRO Bank NV (e)	1,296	17,877
Adyen NV (d)(e)	29	39,876
Aegon NV	3,879	19,615
Akzo Nobel NV	29	1,936
ASM International NV	46	11,569
ASML Holding NV (a)	797	428,531
EXOR NV (d)	207	15,089
Heineken Holding NV	8	615
Heineken NV	93	8,722
ING Groep NV	5,808	70,590
Koninklijke Ahold Delhaize NV	4,377	125,379
Security Description	Shares	Value
Koninklijke DSM NV	73	$8,905
Koninklijke KPN NV	27,640	85,251
Koninklijke Philips NV	598	8,938
NN Group NV	282	11,485
OCI NV	886	31,601
Randstad NV (a)	110	6,687
Shell PLC	4,164	116,507
Universal Music Group NV	942	22,630
Wolters Kluwer NV	522	54,463
		1,086,266
NEW ZEALAND — 0.1%
Auckland International Airport, Ltd. (d)	1,639	8,096
Fisher & Paykel Healthcare Corp., Ltd.	471	6,732
Spark New Zealand, Ltd.	12,368	42,240
		57,068
NORWAY — 0.2%
DNB Bank ASA	794	15,673
Equinor ASA	1,460	52,140
Gjensidige Forsikring ASA	659	12,857
Mowi ASA	287	4,871
Norsk Hydro ASA	619	4,607
Orkla ASA	326	2,348
Telenor ASA	5,656	52,593
		145,089
PORTUGAL — 0.0% (c)
EDP - Energias de Portugal SA	913	4,537
Galp Energia SGPS SA	814	10,955
Jeronimo Martins SGPS SA	653	14,063
		29,555
SINGAPORE — 0.7%
CapitaLand Ascendas REIT	5,900	12,053
CapitaLand Integrated Commercial Trust REIT	7,332	11,152
Capitaland Investment, Ltd.	4,400	12,138
DBS Group Holdings, Ltd.	2,421	61,229
Keppel Corp., Ltd.	1,700	9,202
Mapletree Logistics Trust REIT (a)	151	179
Mapletree Pan Asia Commercial Trust REIT	200	249
Oversea-Chinese Banking Corp., Ltd.	7,404	67,239
Singapore Airlines, Ltd. (a)	3,750	15,462
Singapore Exchange, Ltd.	9,500	63,395
Singapore Technologies Engineering, Ltd.	3,600	8,992
Singapore Telecommunications, Ltd.	61,142	117,160
STMicroelectronics NV	925	32,573
United Overseas Bank, Ltd.	1,500	34,335
UOL Group, Ltd.	1,700	8,518

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Venture Corp., Ltd.	600	$7,632
		461,508
SOUTH AFRICA — 0.2%
Anglo American PLC	2,760	107,452
SPAIN — 0.7%
ACS Actividades de Construccion y Servicios SA (a)	763	21,799
Aena SME SA (d)(e)	6	751
Amadeus IT Group SA (d)	291	15,078
Banco Bilbao Vizcaya Argentaria SA	10,552	63,448
Banco Santander SA (a)	28,728	85,924
CaixaBank SA	8,081	31,669
Cellnex Telecom SA (e)	429	14,157
Enagas SA (a)	697	11,549
Endesa SA	80	1,506
Ferrovial SA	242	6,320
Grifols SA (a)(d)	232	2,667
Iberdrola SA	3,807	44,409
Industria de Diseno Textil SA	1,846	48,958
Red Electrica Corp. SA (a)	3,572	61,986
Repsol SA	1,705	27,022
Telefonica SA	8,356	30,187
		467,430
SWEDEN — 0.7%
Assa Abloy AB Class B	262	5,625
Atlas Copco AB Class A	5,421	64,046
Atlas Copco AB Class B	3,178	33,886
Boliden AB	479	17,986
Electrolux AB Class B (a)	883	11,930
Epiroc AB Class A	1,363	24,835
Epiroc AB Class B	319	5,133
EQT AB (a)	491	10,395
Essity AB Class B	349	9,154
Evolution AB (e)	265	25,825
H & M Hennes & Mauritz AB Class B (a)	709	7,637
Hexagon AB Class B	1,006	10,524
Industrivarden AB Class A	20	487
Industrivarden AB Class C (a)	427	10,368
Investor AB Class B	2,682	48,536
Kinnevik AB Class B (d)	780	10,720
Nibe Industrier AB Class B	770	7,176
Sandvik AB	1,786	32,293
Skandinaviska Enskilda Banken AB Class A	442	5,088
Skanska AB Class B	479	7,585
SKF AB Class B (a)	463	7,072
Svenska Handelsbanken AB Class A	1,308	13,194
Swedbank AB Class A	1,418	24,129
Tele2 AB Class B	434	3,545
Telefonaktiebolaget LM Ericsson Class B	3,443	20,124
Telia Co. AB	7,060	18,064
Security Description	Shares	Value
Volvo AB Class B	1,395	$25,234
		460,591
SWITZERLAND — 4.2%
ABB, Ltd.	1,642	49,800
Adecco Group AG	362	11,918
Alcon, Inc.	261	17,823
Baloise Holding AG	21	3,239
Barry Callebaut AG	2	3,954
BKW AG	124	16,954
Chocoladefabriken Lindt & Spruengli AG	2	20,385
Cie Financiere Richemont SA Class A	158	20,476
Credit Suisse Group AG	7,787	23,263
EMS-Chemie Holding AG	67	45,333
Geberit AG	145	68,253
Givaudan SA	51	156,164
Holcim AG	434	22,460
Julius Baer Group, Ltd.	94	5,472
Kuehne + Nagel International AG	574	133,511
Logitech International SA (a)	967	59,638
Lonza Group AG	22	10,774
Novartis AG	6,623	598,375
Partners Group Holding AG	68	60,033
Roche Holding AG Bearer Shares (b)	134	51,908
Roche Holding AG (b)	2,517	790,303
Schindler Holding AG (b)	451	84,770
Schindler Holding AG (b)	158	28,485
SGS SA	20	46,476
Sika AG	45	10,783
Sonova Holding AG	120	28,444
Straumann Holding AG	133	15,180
Swatch Group AG Bearer Shares	77	21,888
Swiss Life Holding AG	31	15,976
Swiss Prime Site AG	597	51,718
Swisscom AG	273	149,483
TE Connectivity, Ltd.	380	43,624
Temenos AG	41	2,249
UBS Group AG	3,891	72,357
VAT Group AG (e)	33	9,017
Zurich Insurance Group AG	164	78,402
		2,828,888
UNITED KINGDOM — 2.4%
3i Group PLC	1,447	23,350
Abrdn PLC (a)	3,224	7,339
Admiral Group PLC	430	11,054
Ashtead Group PLC	288	16,352
AstraZeneca PLC ADR	44	2,983
AstraZeneca PLC	569	76,782
Auto Trader Group PLC (e)	158	980
Aviva PLC	2,876	15,319
BAE Systems PLC	2,646	27,245
Barclays PLC	30,052	57,304

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Barratt Developments PLC	891	$4,253
Berkeley Group Holdings PLC	139	6,309
BP PLC	21,865	124,905
British American Tobacco PLC ADR (a)	1,133	45,297
British American Tobacco PLC	490	19,342
BT Group PLC	11,640	15,689
Bunzl PLC	572	18,984
Burberry Group PLC	306	7,472
CK Hutchison Holdings, Ltd.	6,500	39,017
CNH Industrial NV	1,178	18,814
Coca-Cola Europacific Partners PLC	22	1,217
Compass Group PLC	983	22,673
Croda International PLC	311	24,706
DCC PLC	30	1,472
Diageo PLC	2,514	110,379
Experian PLC	630	21,318
Haleon PLC (d)	4,817	18,968
Halma PLC	680	16,147
Hargreaves Lansdown PLC	891	9,177
HSBC Holdings PLC	24,804	153,868
Imperial Brands PLC	2,363	58,867
Informa PLC	965	7,192
Intertek Group PLC	291	14,121
J Sainsbury PLC	4,141	10,844
JD Sports Fashion PLC	2,963	4,496
Johnson Matthey PLC	246	6,294
Just Eat Takeaway.com NV (d)(e)	96	2,023
Kingfisher PLC	2,953	8,387
Land Securities Group PLC REIT	775	5,793
Legal & General Group PLC	4,102	12,311
Liberty Global PLC Class C (d)	485	9,424
Linde PLC	87	28,378
Lloyds Banking Group PLC	107,038	58,468
London Stock Exchange Group PLC	75	6,438
M&G PLC	8,034	18,154
Melrose Industries PLC	4,885	7,903
National Grid PLC	2,317	27,799
NatWest Group PLC	7,340	23,415
Next PLC	234	16,343
Pearson PLC	289	3,265
Persimmon PLC	652	9,545
Reckitt Benckiser Group PLC	1,084	75,029
RELX PLC	2,178	59,944
Rentokil Initial PLC	1,074	6,563
Rolls-Royce Holdings PLC (d)	1,840	2,063
Sage Group PLC	1,681	15,077
Schroders PLC	859	4,505
Severn Trent PLC	563	17,953
Smith & Nephew PLC	289	3,857
Spirax-Sarco Engineering PLC	137	17,493
SSE PLC	773	15,919
Security Description	Shares	Value
St James's Place PLC	1,089	$14,344
Standard Chartered PLC	5,384	40,309
Taylor Wimpey PLC	1,776	2,172
Tesco PLC	4,475	12,069
Unilever PLC	1,121	56,392
United Utilities Group PLC	868	10,351
Vodafone Group PLC	47,425	48,057
Whitbread PLC	59	1,824
WPP PLC	666	6,571
		1,668,667
UNITED STATES — 66.2%
3M Co.	1,160	139,107
A.O. Smith Corp.	248	14,196
Abbott Laboratories	2,484	272,718
AbbVie, Inc.	1,466	236,920
Accenture PLC Class A	1,747	466,169
Activision Blizzard, Inc.	1,352	103,496
Adobe, Inc. (d)	819	275,618
Advance Auto Parts, Inc.	50	7,352
Advanced Micro Devices, Inc. (d)	521	33,745
AES Corp.	363	10,440
Aflac, Inc.	980	70,501
Agilent Technologies, Inc.	413	61,805
Air Products & Chemicals, Inc.	44	13,563
Akamai Technologies, Inc. (d)	920	77,556
Albemarle Corp.	29	6,289
Align Technology, Inc. (d)	31	6,538
Allegion PLC	124	13,052
Alliant Energy Corp.	312	17,226
Allstate Corp.	532	72,139
Ally Financial, Inc.	616	15,061
Alphabet, Inc. Class A (d)	7,955	701,870
Alphabet, Inc. Class C (d)	6,676	592,361
Altria Group, Inc.	645	29,483
Amazon.com, Inc. (d)	2,419	203,196
Amcor PLC CDI	1,026	12,315
Amcor PLC	6,252	74,461
Ameren Corp.	701	62,333
American Electric Power Co., Inc.	1,067	101,312
American Express Co.	219	32,357
American Financial Group, Inc.	179	24,573
American International Group, Inc.	684	43,256
American Tower Corp. REIT	94	19,915
American Water Works Co., Inc.	311	47,403
Ameriprise Financial, Inc.	196	61,029
AmerisourceBergen Corp.	671	111,191
Amgen, Inc.	606	159,160
Amphenol Corp. Class A	2,393	182,203
Analog Devices, Inc.	294	48,225
Annaly Capital Management, Inc. REIT	1,009	21,270
Aon PLC Class A	377	113,153
Apollo Global Management, Inc.	239	15,246
Apple, Inc.	10,271	1,334,511

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Applied Materials, Inc.	1,870	$182,101
Aptiv PLC (d)	116	10,803
Aramark	131	5,416
Arch Capital Group, Ltd. (d)	384	24,108
Archer-Daniels-Midland Co.	412	38,254
Arista Networks, Inc. (d)	412	49,996
Arrow Electronics, Inc. (d)	173	18,091
Arthur J Gallagher & Co.	364	68,629
AT&T, Inc.	12,604	232,040
Atmos Energy Corp.	87	9,750
Autodesk, Inc. (d)	29	5,419
Automatic Data Processing, Inc.	1,377	328,910
AutoZone, Inc. (d)	65	160,302
AvalonBay Communities, Inc. REIT	57	9,207
Avery Dennison Corp.	181	32,761
Baker Hughes Co.	573	16,921
Ball Corp.	73	3,733
Bank of America Corp.	7,319	242,405
Bank of New York Mellon Corp.	680	30,954
Bath & Body Works, Inc.	186	7,838
Baxter International, Inc.	633	32,264
Becton Dickinson & Co.	333	84,682
Berkshire Hathaway, Inc. Class B (d)	1,605	495,784
Best Buy Co., Inc.	658	52,778
Biogen, Inc. (d)	113	31,292
BioMarin Pharmaceutical, Inc. (d)	901	93,244
Bio-Rad Laboratories, Inc. Class A (d)	49	20,604
Black Knight, Inc. (d)	1,068	65,949
BlackRock, Inc.	239	169,363
Blackstone, Inc.	1,141	84,651
Block, Inc. (d)	85	5,341
Boeing Co. (d)	89	16,954
Booking Holdings, Inc. (d)	8	16,122
Booz Allen Hamilton Holding Corp.	916	95,740
BorgWarner, Inc.	311	12,518
Boston Scientific Corp. (d)	334	15,454
Bristol-Myers Squibb Co.	2,990	215,130
Broadcom, Inc.	606	338,833
Broadridge Financial Solutions, Inc.	718	96,305
Brown & Brown, Inc.	1,388	79,074
Brown-Forman Corp. Class B	565	37,109
Bunge, Ltd.	108	10,775
Burlington Stores, Inc. (d)	36	7,299
C.H. Robinson Worldwide, Inc.	1,440	131,846
Cadence Design Systems, Inc. (d)	489	78,553
Camden Property Trust REIT	87	9,734
Campbell Soup Co.	1,061	60,212
Capital One Financial Corp.	551	51,221
Cardinal Health, Inc.	684	52,579
CarMax, Inc. (d)	109	6,637
Security Description	Shares	Value
Carnival Corp. (a)(d)	623	$5,021
Carrier Global Corp.	676	27,885
Caterpillar, Inc.	206	49,349
Cboe Global Markets, Inc.	864	108,406
CBRE Group, Inc. Class A (d)	295	22,703
CDW Corp.	58	10,358
Celanese Corp.	209	21,368
Centene Corp. (d)	482	39,529
CenterPoint Energy, Inc.	102	3,059
CF Industries Holdings, Inc.	971	82,729
Charles Schwab Corp.	397	33,054
Charter Communications, Inc. Class A (d)	114	38,657
Cheniere Energy, Inc.	65	9,747
Chesapeake Energy Corp.	70	6,606
Chevron Corp.	805	144,489
Chipotle Mexican Grill, Inc. (d)	30	41,625
Chubb, Ltd.	337	74,342
Church & Dwight Co., Inc.	1,604	129,298
Cigna Corp.	281	93,107
Cincinnati Financial Corp.	195	19,966
Cintas Corp.	180	81,292
Cisco Systems, Inc.	13,216	629,610
Citigroup, Inc.	3,966	179,382
Citizens Financial Group, Inc.	753	29,646
Cleveland-Cliffs, Inc. (d)	1,475	23,762
Clorox Co.	164	23,014
CME Group, Inc.	535	89,966
CMS Energy Corp.	600	37,998
Coca-Cola Co.	6,465	411,239
Cognex Corp.	296	13,945
Cognizant Technology Solutions Corp. Class A	1,360	77,778
Coinbase Global, Inc. Class A (d)	210	7,432
Colgate-Palmolive Co.	1,136	89,505
Comcast Corp. Class A	4,575	159,988
Conagra Brands, Inc.	306	11,842
ConocoPhillips	480	56,640
Consolidated Edison, Inc.	3,207	305,659
Constellation Brands, Inc. Class A	23	5,330
Constellation Energy Corp.	180	15,518
Cooper Cos., Inc.	69	22,816
Copart, Inc. (d)	727	44,267
Corning, Inc.	478	15,267
Corteva, Inc.	454	26,686
Costco Wholesale Corp.	775	353,787
Coterra Energy, Inc.	434	10,663
Crown Castle, Inc. REIT	199	26,992
CSX Corp.	872	27,015
Cummins, Inc.	313	75,837
CVS Health Corp.	1,335	124,409
D.R. Horton, Inc.	778	69,351
Danaher Corp.	517	137,222
Darden Restaurants, Inc.	107	14,801
DaVita, Inc. (d)	137	10,230

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Deere & Co.	94	$40,303
Dell Technologies, Inc. Class C	287	11,543
Delta Air Lines, Inc. (d)	268	8,806
Devon Energy Corp.	750	46,132
Digital Realty Trust, Inc. REIT	44	4,412
Discover Financial Services	195	19,077
DISH Network Corp. Class A (d)	482	6,767
Dollar General Corp.	844	207,835
Dollar Tree, Inc. (d)	266	37,623
Dominion Energy, Inc.	2,255	138,277
Domino's Pizza, Inc.	203	70,319
Dover Corp.	109	14,760
Dow, Inc.	362	18,241
DTE Energy Co.	197	23,153
Duke Energy Corp.	2,155	221,943
DuPont de Nemours, Inc.	330	22,648
Eastman Chemical Co.	36	2,932
Eaton Corp. PLC	218	34,215
eBay, Inc.	426	17,666
Ecolab, Inc.	71	10,335
Edison International	319	20,295
Edwards Lifesciences Corp. (d)	916	68,343
Elanco Animal Health, Inc. (d)	145	1,772
Electronic Arts, Inc.	1,009	123,280
Elevance Health, Inc.	160	82,075
Eli Lilly & Co.	1,901	695,462
Emerson Electric Co.	1,148	110,277
Entergy Corp.	157	17,663
EOG Resources, Inc.	268	34,711
EPAM Systems, Inc. (d)	85	27,858
Equinix, Inc. REIT	15	9,825
Equitable Holdings, Inc.	247	7,089
Equity LifeStyle Properties, Inc. REIT	139	8,979
Equity Residential REIT	295	17,405
Erie Indemnity Co. Class A	274	68,149
Essential Utilities, Inc.	160	7,637
Essex Property Trust, Inc. REIT	36	7,629
Estee Lauder Cos., Inc. Class A	402	99,740
Etsy, Inc. (d)	27	3,234
Everest Re Group, Ltd.	57	18,882
Evergy, Inc.	615	38,702
Eversource Energy	614	51,478
Exelon Corp.	631	27,278
Expedia Group, Inc. (d)	15	1,314
Expeditors International of Washington, Inc.	1,808	187,887
Extra Space Storage, Inc. REIT	100	14,718
Exxon Mobil Corp.	1,736	191,481
F5, Inc. (d)	327	46,928
FactSet Research Systems, Inc.	52	20,863
Fair Isaac Corp. (d)	8	4,789
Fastenal Co.	1,205	57,021
FedEx Corp.	209	36,199
Ferguson PLC	403	50,610
Fidelity National Financial, Inc.	673	25,318
Security Description	Shares	Value
Fidelity National Information Services, Inc.	595	$40,371
Fifth Third Bancorp	737	24,181
First Horizon Corp.	4,310	105,595
First Republic Bank	50	6,095
FirstEnergy Corp.	362	15,182
Fiserv, Inc. (d)	583	58,924
FleetCor Technologies, Inc. (d)	28	5,143
FMC Corp.	133	16,598
Ford Motor Co.	5,965	69,373
Fortinet, Inc. (d)	146	7,138
Fortive Corp.	1	64
Fortune Brands Innovations, Inc.	169	9,652
Fox Corp. Class A	51	1,549
Fox Corp. Class B	232	6,600
Franklin Resources, Inc.	230	6,067
Freeport-McMoRan, Inc.	289	10,982
Garmin, Ltd.	264	24,365
Gen Digital, Inc.	3,666	78,562
Generac Holdings, Inc. (d)	87	8,757
General Dynamics Corp.	347	86,094
General Electric Co.	493	41,308
General Mills, Inc.	3,073	257,671
General Motors Co.	2,701	90,862
Genuine Parts Co.	171	29,670
Gilead Sciences, Inc.	4,230	363,145
Global Payments, Inc.	131	13,011
Goldman Sachs Group, Inc.	312	107,135
GSK PLC	7,683	132,861
Halliburton Co.	339	13,340
Hartford Financial Services Group, Inc.	507	38,446
Hasbro, Inc.	71	4,332
HCA Healthcare, Inc.	115	27,595
Healthpeak Properties, Inc. REIT	180	4,513
HEICO Corp.	109	16,747
Henry Schein, Inc. (d)	434	34,664
Hershey Co.	1,320	305,672
Hess Corp.	22	3,120
Hewlett Packard Enterprise Co.	1,421	22,679
Hologic, Inc. (d)	305	22,817
Home Depot, Inc.	2,867	905,571
Honeywell International, Inc.	1,208	258,874
Horizon Therapeutics PLC (d)	653	74,311
Hormel Foods Corp.	2,783	126,766
Howmet Aerospace, Inc.	138	5,439
HP, Inc.	760	20,421
Humana, Inc.	134	68,633
Huntington Bancshares, Inc.	925	13,043
Huntington Ingalls Industries, Inc.	64	14,764
IDEX Corp.	181	41,328
IDEXX Laboratories, Inc. (d)	145	59,154
Illinois Tool Works, Inc.	484	106,625
Illumina, Inc. (d)	28	5,662
Incyte Corp. (d)	1,512	121,444

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Intel Corp.	9,976	$263,666
Intercontinental Exchange, Inc.	753	77,250
International Business Machines Corp.	1,220	171,886
International Flavors & Fragrances, Inc.	107	11,218
International Paper Co.	349	12,086
Interpublic Group of Cos., Inc.	463	15,423
Intuit, Inc.	69	26,856
Intuitive Surgical, Inc. (d)	477	126,572
Invesco, Ltd.	814	14,644
Jack Henry & Associates, Inc.	678	119,030
James Hardie Industries PLC CDI	316	5,657
Jazz Pharmaceuticals PLC (d)	44	7,010
JB Hunt Transport Services, Inc.	115	20,051
JM Smucker Co.	549	86,995
Johnson & Johnson	6,552	1,157,411
Johnson Controls International PLC	455	29,120
JPMorgan Chase & Co.	2,686	360,193
Juniper Networks, Inc.	1,726	55,163
Kellogg Co.	2,502	178,242
Keurig Dr. Pepper, Inc.	2,866	102,202
KeyCorp.	1,099	19,145
Keysight Technologies, Inc. (d)	1,305	223,246
Kimberly-Clark Corp.	629	85,387
Kinder Morgan, Inc.	855	15,458
KKR & Co., Inc.	218	10,120
KLA Corp.	73	27,523
Knight-Swift Transportation Holdings, Inc.	160	8,386
Kraft Heinz Co.	636	25,892
Kroger Co.	5,411	241,222
L3Harris Technologies, Inc.	94	19,572
Laboratory Corp. of America Holdings	150	35,322
Lam Research Corp.	287	120,626
Las Vegas Sands Corp. (d)	65	3,125
Lear Corp.	80	9,922
Lennar Corp. Class A	278	25,159
Liberty Broadband Corp. Class C (d)	239	18,229
Lincoln National Corp.	210	6,451
LKQ Corp.	190	10,148
Lockheed Martin Corp.	467	227,191
Loews Corp.	115	6,708
Lowe's Cos., Inc.	240	47,818
Lululemon Athletica, Inc. (d)	197	63,115
Lumen Technologies, Inc.	2,734	14,271
LyondellBasell Industries NV Class A	594	49,320
M&T Bank Corp.	167	24,225
Marathon Petroleum Corp.	816	94,974
Markel Corp. (d)	45	59,287
MarketAxess Holdings, Inc.	131	36,535
Marsh & McLennan Cos., Inc.	1,986	328,643
Security Description	Shares	Value
Martin Marietta Materials, Inc.	15	$5,070
Masimo Corp. (d)	58	8,581
Mastercard, Inc. Class A	1,436	499,340
Match Group, Inc. (d)	85	3,527
McCormick & Co., Inc.	638	52,884
McDonald's Corp.	862	227,163
McKesson Corp.	238	89,279
Medtronic PLC	1,010	78,497
Merck & Co., Inc.	7,808	866,298
Meta Platforms, Inc. Class A (d)	4,885	587,861
MetLife, Inc.	520	37,632
MGM Resorts International	137	4,594
Micron Technology, Inc.	814	40,684
Microsoft Corp.	6,516	1,562,667
Moderna, Inc. (d)	117	21,016
Mohawk Industries, Inc. (d)	73	7,462
Molina Healthcare, Inc. (d)	15	4,953
Molson Coors Beverage Co. Class B	145	7,470
Mondelez International, Inc. Class A	1,054	70,249
Monolithic Power Systems, Inc.	58	20,509
Monster Beverage Corp. (d)	665	67,517
Moody's Corp.	222	61,854
Morgan Stanley	872	74,137
Mosaic Co.	291	12,766
Motorola Solutions, Inc.	1,038	267,503
Nestle SA	7,726	894,686
NetApp, Inc.	180	10,811
Netflix, Inc. (d)	170	50,130
Neurocrine Biosciences, Inc. (d)	508	60,676
Newell Brands, Inc.	239	3,126
Newmont Corp.	5,022	237,038
NextEra Energy, Inc.	818	68,385
NIKE, Inc. Class B	2,023	236,711
NiSource, Inc.	74	2,029
Nordson Corp.	58	13,788
Norfolk Southern Corp.	137	33,760
Northern Trust Corp.	87	7,699
Northrop Grumman Corp.	230	125,490
NRG Energy, Inc.	232	7,382
Nucor Corp.	504	66,432
NVIDIA Corp.	3,892	568,777
NVR, Inc. (d)	7	32,288
Occidental Petroleum Corp.	253	15,936
Old Dominion Freight Line, Inc.	182	51,648
Omnicom Group, Inc.	361	29,447
ONEOK, Inc.	145	9,527
Oracle Corp.	1,742	142,391
O'Reilly Automotive, Inc. (d)	144	121,540
Otis Worldwide Corp.	129	10,102
Owens Corning	121	10,321
PACCAR, Inc.	160	15,835
Packaging Corp. of America	139	17,779
Palo Alto Networks, Inc. (d)	28	3,907
Paramount Global Class B	1,119	18,889

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Parker-Hannifin Corp.	23	$6,693
Paychex, Inc.	2,500	288,900
Paycom Software, Inc. (d)	93	28,859
PayPal Holdings, Inc. (d)	375	26,708
Pentair PLC	330	14,843
PepsiCo, Inc.	3,794	685,424
PerkinElmer, Inc.	58	8,133
Pfizer, Inc.	12,758	653,720
PG&E Corp. (d)	1,322	21,496
Philip Morris International, Inc.	508	51,415
Phillips 66	444	46,212
Pioneer Natural Resources Co.	52	11,876
PNC Financial Services Group, Inc.	334	52,752
Pool Corp.	73	22,070
PPG Industries, Inc.	223	28,040
PPL Corp.	593	17,327
Principal Financial Group, Inc.	129	10,826
Procter & Gamble Co.	2,142	324,642
Progressive Corp.	1,230	159,543
Prologis, Inc. REIT	370	41,710
Prudential Financial, Inc.	195	19,395
Public Service Enterprise Group, Inc.	203	12,438
Public Storage REIT	621	173,998
PulteGroup, Inc.	685	31,188
QIAGEN NV (d)	1,133	56,844
Qorvo, Inc. (d)	60	5,438
QUALCOMM, Inc.	1,924	211,525
Quest Diagnostics, Inc.	542	84,790
Raymond James Financial, Inc.	144	15,386
Raytheon Technologies Corp.	739	74,580
Realty Income Corp. REIT	211	13,384
Regeneron Pharmaceuticals, Inc. (d)	376	271,280
Regions Financial Corp.	1,150	24,794
Republic Services, Inc.	2,065	266,364
ResMed, Inc.	219	45,580
Robert Half International, Inc.	240	17,719
Rockwell Automation, Inc.	88	22,666
Rollins, Inc.	1,056	38,586
Roper Technologies, Inc.	208	89,875
Ross Stores, Inc.	168	19,500
Royal Caribbean Cruises, Ltd. (d)	26	1,285
S&P Global, Inc.	112	37,513
Salesforce, Inc. (d)	165	21,877
SBA Communications Corp. REIT	58	16,258
Schlumberger, Ltd.	410	21,919
Schneider Electric SE	232	32,367
Seagate Technology Holdings PLC	161	8,470
Seagen, Inc. (d)	610	78,391
SEI Investments Co.	224	13,059
Sempra Energy	152	23,490
Sherwin-Williams Co.	111	26,344
Security Description	Shares	Value
Signature Bank	36	$4,148
Simon Property Group, Inc. REIT	152	17,857
Sirius XM Holdings, Inc.	2,472	14,436
Skyworks Solutions, Inc.	296	26,974
Snap-on, Inc.	138	31,532
Southern Co.	3,924	280,213
Southwest Airlines Co.	87	2,929
Stanley Black & Decker, Inc.	313	23,513
Starbucks Corp.	268	26,586
State Street Corp.	315	24,435
Steel Dynamics, Inc.	325	31,752
Stellantis NV (a)(b)	2,499	35,392
Stellantis NV (b)	4,302	60,899
Stryker Corp.	137	33,495
SVB Financial Group (d)	95	21,863
Swiss Re AG	232	21,685
Synchrony Financial	513	16,857
Sysco Corp.	281	21,482
T Rowe Price Group, Inc.	554	60,419
Take-Two Interactive Software, Inc. (d)	120	12,496
Target Corp.	1,268	188,983
Tenaris SA	261	4,536
Teradyne, Inc.	412	35,988
Tesla, Inc. (d)	121	14,905
Texas Instruments, Inc.	2,268	374,719
Texas Pacific Land Corp.	10	23,442
Textron, Inc.	116	8,213
Thermo Fisher Scientific, Inc.	95	52,316
TJX Cos., Inc.	1,729	137,628
T-Mobile US, Inc. (d)	1,445	202,300
Tractor Supply Co.	197	44,319
Tradeweb Markets, Inc. Class A	858	55,710
Trane Technologies PLC	397	66,732
Travelers Cos., Inc.	493	92,433
Truist Financial Corp.	1,372	59,037
Twilio, Inc. Class A (d)	73	3,574
Tyler Technologies, Inc. (d)	42	13,541
Tyson Foods, Inc. Class A	438	27,266
Uber Technologies, Inc. (d)	96	2,374
UDR, Inc. REIT	240	9,295
UGI Corp.	7	259
U-Haul Holding Co.	653	35,902
Ulta Beauty, Inc. (d)	88	41,278
Union Pacific Corp.	1,114	230,676
United Parcel Service, Inc. Class B	308	53,543
United Rentals, Inc. (d)	50	17,771
UnitedHealth Group, Inc.	1,884	998,859
Universal Health Services, Inc. Class B	129	18,175
US Bancorp	954	41,604
Valero Energy Corp.	317	40,215
Veeva Systems, Inc. Class A (d)	189	30,501
Ventas, Inc. REIT	158	7,118
VeriSign, Inc. (d)	364	74,780

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Verisk Analytics, Inc.	130	$22,935
Verizon Communications, Inc.	11,090	436,946
Vertex Pharmaceuticals, Inc. (d)	823	237,666
VF Corp.	232	6,406
Viatris, Inc.	2,498	27,803
Visa, Inc. Class A	3,718	772,452
Vistra Corp.	435	10,092
VMware, Inc. Class A (d)	349	42,843
Vulcan Materials Co.	15	2,627
W R Berkley Corp.	260	18,868
W.W. Grainger, Inc.	111	61,744
Walgreens Boots Alliance, Inc.	1,089	40,685
Walmart, Inc.	2,630	372,908
Walt Disney Co. (d)	783	68,027
Warner Bros Discovery, Inc. (d)	1,598	15,149
Waste Connections, Inc.	1,096	145,286
Waste Management, Inc.	2,369	371,649
Waters Corp. (d)	42	14,388
WEC Energy Group, Inc.	1,574	147,578
Wells Fargo & Co.	4,147	171,230
Welltower, Inc. REIT	144	9,439
West Pharmaceutical Services, Inc.	167	39,303
Western Digital Corp. (d)	144	4,543
Western Union Co.	3,977	54,763
Westrock Co.	268	9,423
Weyerhaeuser Co. REIT	102	3,162
Whirlpool Corp.	146	20,653
Williams Cos., Inc.	1,658	54,548
Willis Towers Watson PLC	109	26,659
WP Carey, Inc. REIT	122	9,534
Xcel Energy, Inc.	2,859	200,444
Yum! Brands, Inc.	88	11,271
Zebra Technologies Corp. Class A (d)	21	5,385
Zimmer Biomet Holdings, Inc.	87	11,093
Zoetis, Inc.	952	139,516
Zoom Video Communications, Inc. Class A (d)	34	2,303
		44,982,485
ZAMBIA — 0.0% (c)
First Quantum Minerals, Ltd. (a)	451	9,416
TOTAL COMMON STOCKS (Cost $61,421,774)		67,663,992

Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 3.4%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	145,823	$145,852
State Street Navigator Securities Lending Portfolio II (h)(i)	2,136,569	2,136,569
TOTAL SHORT-TERM INVESTMENTS (Cost $2,282,422)		2,282,421
TOTAL INVESTMENTS — 102.9% (Cost $63,704,196)		69,946,413
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.9)%		(1,982,009)
NET ASSETS — 100.0%		$67,964,404
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Amount is less than 0.05% of net assets.
(d)	Non-income producing security.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.4% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

SPDR MSCI WORLD STRATEGICFACTORS ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$67,663,182	$810	$—	$67,663,992
Short-Term Investments	2,282,421	—	—	2,282,421
TOTAL INVESTMENTS	$69,945,603	$810	$—	$69,946,413
Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	19.2%
Health Care	17.6
Financials	13.6
Industrials	10.3
Consumer Staples	9.9
Communication Services	8.8
Consumer Discretionary	7.7
Materials	4.5
Utilities	4.1
Energy	2.5
Real Estate	1.3
Short-Term Investments	3.4
Liabilities in Excess of Other Assets	(2.9)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Corp.	304	$18,486	$847	$—	$—	$5,102	315	$24,435	$198
State Street Institutional Liquid Reserves Fund, Premier Class	104,538	104,559	1,097,645	1,056,310	(28)	(14)	145,823	145,852	1,094
State Street Navigator Securities Lending Portfolio II	1,677,495	1,677,495	3,513,334	3,054,259	—	—	2,136,569	2,136,569	3,311
Total		$1,800,540	$4,611,826	$4,110,569	$(28)	$5,088		$2,306,856	$4,603
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.2%
AUSTRALIA — 1.4%
APA Group Stapled Security	455,795	$3,325,888
BELGIUM — 1.1%
Ageas SA/NV	63,762	2,818,629
CANADA — 19.7%
Allied Properties Real Estate Investment Trust	69,269	1,308,747
Atco, Ltd. Class I	81,461	2,547,929
Bank of Montreal	18,758	1,698,111
Bank of Nova Scotia	34,426	1,685,539
BCE, Inc. (a)	63,977	2,808,954
Canadian Imperial Bank of Commerce (a)	37,895	1,531,797
Canadian Natural Resources, Ltd. (a)	52,612	2,919,588
Canadian Utilities, Ltd. Class A (a)	106,439	2,879,065
Capital Power Corp. (a)	114,013	3,898,463
Emera, Inc. (a)	55,857	2,133,363
Great-West Lifeco, Inc. (a)	93,962	2,170,568
IGM Financial, Inc. (a)	72,973	2,035,779
Keyera Corp. (a)	186,434	4,071,428
Manulife Financial Corp.	126,889	2,261,611
Power Corp. of Canada (a)	79,644	1,872,144
Quebecor, Inc. Class B (a)	103,167	2,299,453
SmartCentres Real Estate Investment Trust	144,713	2,860,190
Sun Life Financial, Inc. (a)	36,920	1,712,552
TC Energy Corp.	73,312	2,920,685
TELUS Corp. (a)	116,140	2,239,742
TELUS Corp.	1,402	27,037
		47,882,745
CHINA — 2.9%
Beijing Enterprises Holdings, Ltd.	739,855	2,369,826
Guangdong Investment, Ltd. (a)	2,864,387	2,932,300
Longfor Group Holdings, Ltd. (a)(b)	555,032	1,728,041
		7,030,167
FINLAND — 1.5%
Fortum Oyj	90,941	1,508,262
UPM-Kymmene Oyj	60,801	2,266,602
		3,774,864
FRANCE — 2.6%
Bouygues SA	92,813	2,777,492
Rubis SCA	133,905	3,515,587
		6,293,079
GERMANY — 2.7%
Allianz SE	10,084	2,162,115
BASF SE	43,915	2,174,219
Security Description	Shares	Value
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	6,787	$2,202,000
		6,538,334
HONG KONG — 9.5%
CK Infrastructure Holdings, Ltd.	497,803	2,605,430
CLP Holdings, Ltd.	246,982	1,802,142
Henderson Land Development Co., Ltd.	784,883	2,740,320
Link REIT	322,351	2,366,538
New World Development Co., Ltd.	1,065,337	3,002,891
Power Assets Holdings, Ltd.	585,553	3,207,246
Sino Land Co., Ltd.	2,828,153	3,536,573
Sun Hung Kai Properties, Ltd.	271,239	3,711,532
		22,972,672
JAPAN — 14.0%
Asahi Holdings, Inc.	150,401	2,194,262
Daiwa Office Investment Corp. REIT	444	2,153,625
Denka Co., Ltd.	70,629	1,619,256
Electric Power Development Co., Ltd.	240,182	3,815,389
ENEOS Holdings, Inc.	800,193	2,716,939
Fukuoka Financial Group, Inc.	144,459	3,290,002
Japan Metropolitan Fund Invest REIT	3,603	2,859,025
Mitsubishi UFJ Financial Group, Inc.	415,391	2,798,761
MS&AD Insurance Group Holdings, Inc.	75,354	2,412,333
SBI Holdings, Inc.	84,410	1,610,216
Sumitomo Mitsui Trust Holdings, Inc.	65,304	2,270,755
Takeda Pharmaceutical Co., Ltd.	124,506	3,879,224
Tokio Marine Holdings, Inc.	107,207	2,297,380
		33,917,167
MEXICO — 1.5%
Arca Continental SAB de CV	441,409	3,584,321
NETHERLANDS — 0.9%
Koninklijke Vopak NV	71,388	2,114,239
NORWAY — 0.9%
Telenor ASA	247,728	2,303,511
PORTUGAL — 1.0%
EDP - Energias de Portugal SA	469,965	2,335,310
SINGAPORE — 0.9%
Singapore Technologies Engineering, Ltd.	906,637	2,264,565
SOUTH KOREA — 1.7%
KT&G Corp. (c)	57,846	4,185,772
SPAIN — 1.6%
Enagas SA (a)	230,025	3,811,295

See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
SWEDEN — 0.6%
Intrum AB (a)	114,369	$1,385,227
SWITZERLAND — 8.9%
Adecco Group AG	62,428	2,055,293
Baloise Holding AG	13,764	2,122,917
Banque Cantonale Vaudoise	34,118	3,272,776
Helvetia Holding AG	20,655	2,406,624
Novartis AG	26,420	2,386,995
Sulzer AG (a)	28,719	2,234,942
Swiss Life Holding AG	3,255	1,677,458
Swisscom AG	4,725	2,587,208
Zurich Insurance Group AG	5,780	2,763,180
		21,507,393
UNITED KINGDOM — 5.2%
Ashmore Group PLC (a)	829,768	2,389,519
BAE Systems PLC	340,575	3,506,842
IG Group Holdings PLC	259,000	2,436,331
Legal & General Group PLC	814,688	2,445,071
Primary Health Properties PLC REIT	1,303,083	1,736,767
		12,514,530
UNITED STATES — 20.6%
Brandywine Realty Trust REIT	268,101	1,648,821
H&R Block, Inc.	134,268	4,902,125
Healthcare Services Group, Inc.	168,662	2,023,944
Highwoods Properties, Inc. REIT	64,610	1,807,788
International Business Machines Corp.	23,712	3,340,784
LTC Properties, Inc. REIT	120,339	4,275,645
LyondellBasell Industries NV Class A	32,276	2,679,876
Northwest Bancshares, Inc.	220,062	3,076,467
NorthWestern Corp.	47,597	2,824,406
Philip Morris International, Inc.	32,700	3,309,567
Pinnacle West Capital Corp.	42,939	3,265,081
South Jersey Industries, Inc.	121,010	4,299,485
Universal Corp.	64,367	3,399,221
Security Description	Shares	Value
Unum Group	102,457	$4,203,811
Verizon Communications, Inc.	58,553	2,306,988
Western Union Co. (a)	182,937	2,519,042
		49,883,051
TOTAL COMMON STOCKS (Cost $267,510,187)		240,442,759

SHORT-TERM INVESTMENTS — 8.0%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (d)(e)	471,411	471,506
State Street Navigator Securities Lending Portfolio II (f)	18,925,723	18,925,723
TOTAL SHORT-TERM INVESTMENTS (Cost $19,397,276)		19,397,229
TOTAL INVESTMENTS — 107.2% (Cost $286,907,463)		259,839,988
LIABILITIES IN EXCESS OF OTHER ASSETS — (7.2)%		(17,512,615)
NET ASSETS — 100.0%		$242,327,373
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Non-income producing security.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at December 31, 2022.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	2	03/17/2023	$398,754	$386,100	$(12,654)
MSCI EAFE Index (long)	12	03/17/2023	1,189,531	1,169,640	(19,891)
S&P/TSX 60 Index (long)	2	03/16/2023	353,716	345,371	(11,635)
					$(44,180)
See accompanying notes to Schedule of Investments.

SPDR S&P GLOBAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$240,415,722	$27,037	$—	$240,442,759
Short-Term Investments	19,397,229	—	—	19,397,229
TOTAL INVESTMENTS	$259,812,951	$27,037	$—	$259,839,988
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts	(44,180)	—	—	(44,180)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(44,180)	$—	$—	$(44,180)
Sector Breakdown as of December 31, 2022

% of Net Assets
Financials	26.3%
Utilities	21.9
Real Estate	14.7
Industrials	6.7
Energy	6.1
Communication Services	6.0
Consumer Staples	6.0
Materials	4.5
Health Care	2.6
Information Technology	2.4
Consumer Discretionary	2.0
Short-Term Investments	8.0
Liabilities in Excess of Other Assets	(7.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	242,824	$242,873	$10,823,817	$10,595,128	$25	$(81)	471,412	$471,506	$3,824
State Street Navigator Securities Lending Portfolio II	19,491,595	19,491,595	28,244,124	28,809,996	—	—	18,925,723	18,925,723	31,797
Total		$19,734,468	$39,067,941	$39,405,124	$25	$(81)		$19,397,229	$35,621
See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.3%
AUSTRALIA — 5.4%
APA Group Stapled Security	818,471	$5,972,296
Charter Hall Long Wale REIT	1,189,319	3,572,957
Metcash, Ltd. (a)	2,156,376	5,820,139
Sonic Healthcare, Ltd.	225,154	4,576,065
Steadfast Group, Ltd. (a)	987,508	3,663,142
Woolworths Group, Ltd. (a)	199,222	4,534,037
		28,138,636
BELGIUM — 0.4%
Cofinimmo SA REIT	22,418	2,002,573
BRAZIL — 1.0%
Hypera SA	578,688	4,954,155
CANADA — 11.9%
Algonquin Power & Utilities Corp. (a)	516,408	3,361,540
Allied Properties Real Estate Investment Trust	110,518	2,088,092
Atco, Ltd. Class I (a)	130,028	4,067,004
BCE, Inc. (a)	156,278	6,861,492
Canadian Apartment Properties REIT	105,635	3,327,430
Canadian Utilities, Ltd. Class A (a)	203,262	5,498,027
Emera, Inc. (a)	127,976	4,887,825
Fortis, Inc. (a)	102,434	4,095,999
Gibson Energy, Inc. (a)	275,302	4,803,232
NorthWest Healthcare Properties Real Estate Investment Trust	243,799	1,709,355
Rogers Communications, Inc. Class B (a)	93,542	4,374,890
Sun Life Financial, Inc. (a)	126,053	5,847,028
TC Energy Corp.	136,255	5,428,278
TELUS Corp. (b)	273,105	5,266,787
TELUS Corp. (b)	3,432	66,186
		61,683,165
CHINA — 4.8%
CGN Power Co., Ltd. Class H (c)	13,914,000	3,315,850
China Construction Bank Corp. Class H	13,722,000	8,597,182
CITIC Securities Co., Ltd. Class H	1,801,500	3,642,262
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	2,215,100	3,683,816
Wilmar International, Ltd.	1,789,800	5,564,767
		24,803,877
FINLAND — 2.1%
Elisa Oyj	96,023	5,068,686
Orion Oyj Class B	101,754	5,564,505
		10,633,191
Security Description	Shares	Value
FRANCE — 3.9%
Bouygues SA (a)	283,095	$8,471,810
Gecina SA REIT	71,014	7,211,386
Sanofi	46,379	4,446,897
		20,130,093
GERMANY — 8.4%
Allianz SE	44,898	9,626,599
E.ON SE	962,821	9,591,341
FUCHS PETROLUB SE Preference Shares	105,055	3,670,806
LEG Immobilien SE	83,196	5,403,814
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	29,428	9,547,734
Vonovia SE	253,226	5,951,022
		43,791,316
HONG KONG — 5.7%
CLP Holdings, Ltd.	763,000	5,567,345
Hang Lung Properties, Ltd.	2,745,000	5,366,940
Henderson Land Development Co., Ltd.	1,893,000	6,609,171
HKT Trust & HKT, Ltd. Stapled Security	2,876,000	3,526,393
Sun Hung Kai Properties, Ltd.	616,000	8,429,113
		29,498,962
IRELAND — 1.0%
CRH PLC	127,525	5,037,098
ITALY — 6.1%
Enel SpA	1,966,841	10,558,524
Italgas SpA	909,334	5,036,824
Snam SpA	1,456,215	7,035,613
Terna - Rete Elettrica Nazionale	726,949	5,353,268
UnipolSai Assicurazioni SpA (a)	1,450,455	3,563,490
		31,547,719
JAPAN — 17.0%
Air Water, Inc.	231,400	2,692,023
Chiba Bank, Ltd.	832,300	6,068,230
Concordia Financial Group, Ltd.	1,609,300	6,708,212
Daiwa House Industry Co., Ltd.	210,500	4,848,304
Daiwa House REIT Investment Corp.	1,798	3,998,130
DIC Corp. (a)	197,600	3,483,403
Industrial & Infrastructure Fund Investment Corp. REIT	2,848	3,276,565
Japan Real Estate Investment Corp. REIT	909	3,975,088
Kajima Corp.	464,100	5,402,687
MS&AD Insurance Group Holdings, Inc.	186,000	5,954,481
Nippon Building Fund, Inc. REIT (a)	837	3,730,009

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Nippon Express Holdings, Inc.	82,200	$4,697,321
Obayashi Corp.	621,500	4,700,875
SBI Holdings, Inc.	392,300	7,483,566
Sekisui House REIT, Inc.	5,570	3,149,206
Sekisui House, Ltd.	294,900	5,215,424
Takeda Pharmaceutical Co., Ltd.	218,100	6,795,325
Tosoh Corp.	497,700	5,922,081
		88,100,930
MALAYSIA — 0.6%
MISC Bhd	1,892,800	3,222,701
NEW ZEALAND — 0.8%
Spark New Zealand, Ltd.	1,260,459	4,304,756
NORWAY — 2.2%
Orkla ASA	626,780	4,513,630
Telenor ASA	750,235	6,976,097
		11,489,727
RUSSIA — 0.0% (d)
Inter RAO UES PJSC (e)(f)	71,668,770	—
SINGAPORE — 3.7%
Frasers Centrepoint Trust REIT	1,425,500	2,231,994
Mapletree Logistics Trust REIT	4,806,100	5,697,658
Singapore Technologies Engineering, Ltd.	2,145,300	5,358,451
Venture Corp., Ltd.	463,200	5,891,882
		19,179,985
SOUTH AFRICA — 1.1%
Vodacom Group, Ltd.	827,371	5,966,407
SPAIN — 4.2%
Enagas SA (a)	464,295	7,692,926
Iberdrola SA	577,265	6,733,818
Red Electrica Corp. SA (a)	411,260	7,136,791
		21,563,535
SWITZERLAND — 8.5%
Baloise Holding AG	39,055	6,023,723
Holcim AG	168,642	8,727,388
Novartis AG	61,246	5,533,456
PSP Swiss Property AG	41,327	4,846,497
SGS SA	2,156	5,010,160
Swisscom AG	10,471	5,733,472
Zurich Insurance Group AG	16,942	8,099,272
		43,973,968
TAIWAN — 6.8%
Asia Cement Corp.	2,633,000	3,512,323
Chunghwa Telecom Co., Ltd.	970,000	3,566,235
Pegatron Corp.	3,321,000	6,861,235
Powertech Technology, Inc.	1,029,000	2,651,553
President Chain Store Corp.	359,000	3,177,043
Synnex Technology International Corp.	3,460,000	6,664,346
Wistron Corp.	4,275,000	4,089,245
Security Description	Shares	Value
Zhen Ding Technology Holding, Ltd.	1,376,000	$4,700,753
		35,222,733
THAILAND — 0.8%
Advanced Info Service PCL NVDR	739,800	4,165,180
UNITED KINGDOM — 2.9%
DCC PLC	73,728	3,618,447
Haleon PLC (f)	3,517	13,849
National Grid PLC	496,806	5,960,544
Schroders PLC	1,038,636	5,447,278
		15,040,118
TOTAL COMMON STOCKS (Cost $547,354,218)		514,450,825

SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (g)(h)	347,728	347,797
State Street Navigator Securities Lending Portfolio II (i)(j)	24,915,234	24,915,234
TOTAL SHORT-TERM INVESTMENTS (Cost $25,263,066)		25,263,031
TOTAL INVESTMENTS — 104.2% (Cost $572,617,284)		539,713,856
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.2)%		(21,612,816)
NET ASSETS — 100.0%		$518,101,040
(a)	All or a portion of the shares of the security are on loan at December 31, 2022.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.6% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the security is $0, representing 0.00% of the Fund's net assets.
(f)	Non-income producing security.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at December 31, 2022.

See accompanying notes to Schedule of Investments.

SPDR S&P INTERNATIONAL DIVIDEND ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$514,384,639	$66,186	$0(a)	$514,450,825
Short-Term Investments	25,263,031	—	—	25,263,031
TOTAL INVESTMENTS	$539,647,670	$66,186	$0	$539,713,856
(a)	The Fund held a Level 3 security that was valued at $0 at December 31, 2022.
Sector Breakdown as of December 31, 2022

% of Net Assets
Utilities	19.7%
Financials	17.4
Real Estate	16.9
Communication Services	10.8
Industrials	7.8
Health Care	6.9
Materials	6.4
Information Technology	5.9
Consumer Staples	4.5
Energy	2.0
Consumer Discretionary	1.0
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(4.2)
TOTAL	100.0%
(The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	164,032	$164,064	$6,139,753	$5,955,929	$(56)	$(35)	347,728	$347,797	$3,539
State Street Navigator Securities Lending Portfolio II	38,049,552	38,049,552	48,369,448	61,503,766	—	—	24,915,234	24,915,234	60,155
Total		$38,213,616	$54,509,201	$67,459,695	$(56)	$(35)		$25,263,031	$63,694
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.7%
BELGIUM — 0.0% (a)
Cenergy Holdings SA (b)	24,785	$79,884
Citicore Energy REIT Corp.	1,396,000	57,366
		137,250
BERMUDA — 0.0% (a)
Productive Technologies Co., Ltd. (b)(c)	1,754,000	224,729
BRAZIL — 4.9%
3R Petroleum Oleo E Gas SA (b)	124,632	891,114
Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA	190,779	40,831
AES Brasil Energia SA	117,471	214,929
Afya, Ltd. Class A (b)	26,966	421,209
Agrogalaxy Participacoes SA	33,000	61,628
Aliansce Sonae Shopping Centers SA	308,965	995,407
Alliar Medicos A Frente SA (b)	6,200	25,365
Alupar Investimento SA	103,576	554,001
Ambipar Participacoes e Empreendimentos S/A	31,205	123,526
Anima Holding SA (b)	201,415	147,253
Arco Platform, Ltd. Class A (b)(c)	23,540	317,790
Arezzo Industria e Comercio SA	51,129	757,771
Armac Locacao Logistica E Servicos SA	68,178	151,729
Azul SA Preference Shares (b)	201,619	420,441
Banco ABC Brasil SA Preference Shares	24,917	92,688
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	162,693	298,901
Banco Modal SA	443,656	185,706
Banco Pan SA Preference Shares	223,624	257,095
Bemobi Mobile Tech SA	44,830	121,505
Blau Farmaceutica SA	24,456	121,915
Boa Vista Servicos SA	147,299	202,546
BR Malls Participacoes SA	496,205	780,056
BR Properties SA	30,100	37,228
Bradespar SA Preference Shares	192,198	1,081,893
Bradespar SA	46,607	225,719
BrasilAgro - Co. Brasileira de Propriedades Agricolas	35,273	200,157
Camil Alimentos SA	132,033	207,062
CI&T, Inc. Class A (b)	11,574	75,231
Cia Brasileira de Aluminio	271,987	595,000
Cia Brasileira de Distribuicao	110,581	346,001
Cia de Saneamento de Minas Gerais-COPASA	147,240	437,558
Cia de Saneamento do Parana	178,139	609,345
Security Description	Shares	Value
Cia Energetica do Ceara Class A, Preference Shares	7,148	$61,005
Cia Ferro Ligas da Bahia - FERBASA Preference Shares	41,371	418,980
CM Hospitalar SA	88,074	269,072
Cogna Educacao (b)	1,104,269	443,402
Cury Construtora e Incorporadora SA	200,842	481,587
CVC Brasil Operadora e Agencia de Viagens SA (b)	163,068	138,676
Cyrela Brazil Realty SA Empreendimentos e Participacoes	193,580	479,206
Dexco SA	220,621	283,311
Dimed SA Distribuidora da Medicamentos	34,300	65,875
Direcional Engenharia SA	143,059	423,778
EcoRodovias Infraestrutura e Logistica SA	181,896	153,310
Eletromidia SA (b)	48,808	94,570
Enauta Participacoes SA	87,533	223,817
Even Construtora e Incorporadora SA	88,935	77,148
Ez Tec Empreendimentos e Participacoes SA	79,320	201,765
Fleury SA	157,219	460,066
Fras-Le SA	50,705	92,291
Gafisa SA (b)	34,827	65,304
Gafisa SA	23,444	43,960
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	147,674	205,299
GPS Participacoes e Empreendimentos SA (b)(d)	265,002	597,788
Grendene SA	106,595	121,742
Grupo De Mona Soma SA	352,490	676,973
Grupo SBF SA	60,529	146,515
Guararapes Confeccoes SA	67,787	83,711
Hidrovias do Brasil SA (b)	288,295	123,405
Hospital Mater Dei SA	65,555	89,522
Iguatemi SA	151,309	530,180
Iguatemi SA	1	—
Infracommerce CXAAS SA (b)	161,531	113,505
Instituto Hermes Pardini SA	53,165	211,965
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	61,618	355,371
Inter & Co., Inc. BDR	143,321	299,957
International Meal Co. Alimentacao SA Class A (b)	243,263	129,009
Iochpe Maxion SA	43,849	97,751
Irani Papel e Embalagem SA	115,952	176,791
IRB Brasil Resseguros SA (b)	1,492,701	243,141
Jalles Machado SA	87,467	126,568
JHSF Participacoes SA	252,387	239,970
Kepler Weber SA	41,031	156,438

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Lavvi Empreendimentos Imobiliarios Ltda	91,930	$83,054
Light SA	213,525	187,248
Locaweb Servicos de Internet SA (b)(d)	310,521	412,871
LOG Commercial Properties e Participacoes SA	36,864	112,552
Log-in Logistica Intermodal SA (b)	11,994	79,737
Lojas Quero Quero S/A (b)	139,840	111,242
Mahle-Metal Leve SA	14,609	85,140
Marcopolo SA Preference Shares	280,900	150,565
Marfrig Global Foods SA	205,175	338,088
Meliuz SA (b)(d)	432,262	96,609
Mills Estruturas e Servicos de Engenharia SA	141,970	307,347
Minerva SA	167,912	412,167
Movida Participacoes SA	130,102	188,263
MPM Corporeos SA (b)	144,931	36,509
MRV Engenharia e Participacoes SA	210,633	303,198
Multilaser Industrial SA	91,425	69,784
Nexa Resources SA (c)	31,156	187,871
Odontoprev SA	199,984	342,034
Omega Energia SA (b)	157,537	286,444
Oncoclinicas do Brasil Servicos Medicos SA (b)	91,843	104,894
Orizon Valorizacao de Residuos SA (b)	42,898	275,194
Pet Center Comercio e Participacoes SA	232,948	276,198
Petroreconcavo SA	104,118	653,332
Portobello SA	50,624	78,912
Positivo Tecnologia SA	61,010	108,506
Qualicorp Consultoria e Corretora de Seguros SA	68,203	75,828
Randon SA Implementos e Participacoes Preference Shares	112,084	174,290
Romi SA	39,391	113,777
Santos Brasil Participacoes SA	465,158	688,079
Schulz SA Preference Shares	213,363	190,338
Sequoia Logistica e Transportes SA (b)	72,432	41,705
Sinqia SA	51,764	147,358
SLC Agricola SA	81,868	727,388
Smartfit Escola de Ginastica e Danca SA (b)	132,033	339,851
Taurus Armas SA	24,300	61,443
Tegma Gestao Logistica SA	30,596	112,307
Terra Santa Propriedades Agricolas SA	14,800	80,591
Tres Tentos Agroindustrial SA	56,800	100,265
Tupy SA	67,189	348,050
Unifique Telecomunicacoes S/A	51,600	38,115
Security Description	Shares	Value
Unipar Carbocloro SA	6,338	$98,388
Unipar Carbocloro SA Class B, Preference Shares	32,692	544,954
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	14,100	24,543
Vasta Platform, Ltd. (b)(c)	18,998	75,992
Via SA (b)	1,049,816	477,212
Vinci Partners Investments, Ltd. Class A (c)	22,988	207,811
Vitru, Ltd. (b)(c)	7,512	169,020
Vittia Fertilizantes E Biologicos SA	26,000	64,018
Vivara Participacoes SA	75,317	319,970
VTEX Class A (b)(c)	42,813	160,549
Vulcabras Azaleia SA	127,222	300,721
Wilson Sons Holdings Brasil SA	107,371	219,836
Wiz Solucoes e Corretagem de Seguros SA	65,203	86,571
YDUQS Participacoes SA	169,260	326,033
Zamp SA (b)	133,595	137,903
		31,941,989
BRITISH VIRGIN ISLANDS — 0.0% (a)
SF Real Estate Investment Trust	415,000	154,729
CAYMAN ISLANDS — 0.2%
Acotec Scientific Holdings, Ltd. (b)(d)	80,000	176,093
ANE Cayman, Inc. (b)	273,500	162,945
Belite Bio, Inc. ADR (b)	4,604	140,882
China Chunlai Education Group Co., Ltd.	188,000	85,992
Cloud Music, Inc. (b)(d)	35,100	348,529
Dexin Services Group, Ltd. REIT (b)	120,000	44,433
Yatra Online, Inc. (b)(c)	29,200	70,372
Yonghe Medical Group Co., Ltd. Class H	105,000	161,167
		1,190,413
CHILE — 0.8%
Aguas Andinas SA Class A	2,083,710	479,135
CAP SA	47,292	385,796
Colbun SA	5,143,247	527,033
Embotelladora Andina SA Class B, Preference Shares	294,950	720,073
Empresa Nacional de Telecomunicaciones SA	97,646	335,821
Engie Energia Chile SA (b)	347,825	200,052
Grupo Security SA	758,979	153,515
Inversiones Aguas Metropolitanas SA	409,366	228,398
Inversiones La Construccion SA	23,543	90,889
Parque Arauco SA	617,045	783,592

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Plaza SA	268,671	$333,651
Ripley Corp. SA	661,863	107,932
Salfacorp SA	242,534	74,658
SMU SA	1,646,941	224,554
SONDA SA	353,017	134,332
Vina Concha y Toro SA	377,909	474,632
		5,254,063
CHINA — 16.4%
111, Inc. ADR (b)(c)	29,104	87,894
361 Degrees International, Ltd. (b)	621,000	264,951
3SBio, Inc. (d)	552,000	587,012
5I5J Holding Group Co., Ltd. Class A	162,890	58,857
Acrobiosystems Co., Ltd. Class A	3,600	53,431
Advanced Technology & Materials Co., Ltd. Class A (b)	48,200	53,990
Aerospace Hi-Tech Holdings Grp, Ltd. Class A	36,538	43,092
Agora, Inc. ADR (b)	60,117	235,057
AK Medical Holdings, Ltd. (c)(d)	404,739	507,677
A-Living Smart City Services Co., Ltd. (c)(d)	501,000	604,028
Allmed Medical Products Co., Ltd. Class A	48,900	86,579
Alpha Group Class A (b)	117,100	78,869
Alphamab Oncology (b)(c)(d)	313,000	433,110
Amoy Diagnostics Co., Ltd. Class A	24,800	94,808
An Hui Wenergy Co., Ltd. Class A (b)	108,000	69,931
Anhui Construction Engineering Group Co., Ltd. Class A	245,400	170,248
Anhui Expressway Co., Ltd. Class A	95,800	101,216
Anhui Expressway Co., Ltd. Class H	260,000	209,534
Anhui Genuine New Materials Co., Ltd. Class A	28,580	44,942
Anhui Huilong Agricultural Means of Production Co., Ltd. Class A	51,800	65,509
Anhui Tatfook Technology Co., Ltd. Class A (b)	37,500	42,059
Anhui Transport Consulting & Design Institute Co., Ltd. Class A	39,040	51,234
Antengene Corp., Ltd. (b)(d)	366,080	241,553
Anton Oilfield Services Group (b)(c)	792,000	36,023
Aoshikang Technology Co., Ltd. Class A	14,800	52,129
Security Description	Shares	Value
Aotecar New Energy Technology Co., Ltd. Class A (b)	119,300	$43,107
Archermind Technology Nanjing Co., Ltd. Class A	10,700	72,314
Archosaur Games, Inc. (b)(d)	200,000	98,143
Arcsoft Corp., Ltd. Class A	25,520	83,028
Ascentage Pharma Group International (b)(c)(d)	131,719	433,722
Ascletis Pharma, Inc. (b)(d)	314,000	190,694
Asia Cement China Holdings Corp.	401,270	189,197
Asiainfo Technologies, Ltd. (c)(d)	271,114	477,970
ATRenew, Inc. ADR (b)	44,125	127,521
Ausnutria Dairy Corp., Ltd. (b)(c)	219,000	117,568
AustAsia Group. Ltd. (b)	118,320	96,567
Bairong, Inc. (b)(c)(d)	187,865	256,105
Baozun, Inc. ADR (b)	48,026	254,538
BC Technology Group, Ltd. (b)	201,526	80,559
Bear Electric Appliance Co., Ltd. Class A	13,645	118,960
Beibuwan Port Co., Ltd. Class A	123,600	132,017
Beijing Capital Development Co., Ltd. Class A	243,200	200,005
Beijing Career International Co., Ltd. Class A	14,100	99,858
Beijing Certificate Authority Co., Ltd. Class A	13,200	46,036
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class A	10,382	35,728
Beijing Chunlizhengda Medical Instruments Co., Ltd. Class H	77,750	158,988
Beijing Ctrowell Technology Corp., Ltd. Class A	36,600	39,198
Beijing eGOVA Co., Ltd. Class A	37,400	94,759
Beijing E-Hualu Information Technology Co., Ltd. Class A (b)	39,300	115,932
Beijing Enterprises Urban Resources Group, Ltd.	1,096,000	88,467
Beijing Haixin Energy Technology Co., Ltd. Class A	144,700	91,185
Beijing Hezong Science & Technology Co., Ltd. Class A (b)	65,100	47,610
Beijing Highlander Digital Technology Co., Ltd. Class A (b)	42,100	80,381
Beijing Jingcheng Machinery Electric Co., Ltd. Class A (b)	15,600	31,183
Beijing Jingneng Clean Energy Co., Ltd. Class H	1,436,000	338,534

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Beijing North Star Co., Ltd. Class A	613,500	$180,888
Beijing Orient Landscape & Environment Co., Ltd. Class A (b)	351,600	106,717
Beijing Orient National Communication Science & Technology Co., Ltd. Class A (b)	67,400	77,835
Beijing SL Pharmaceutical Co., Ltd. Class A	72,900	86,609
Beijing SPC Environment Protection Tech Co., Ltd. Class A	47,600	38,251
Beijing Strong Biotechnologies, Inc. Class A	43,900	103,867
Beijing SuperMap Software Co., Ltd. Class A	25,100	67,658
Beijing Tongtech Co., Ltd. Class A	28,700	84,745
Beijing Ultrapower Software Co., Ltd. Class A	78,800	49,429
Beijing VRV Software Corp., Ltd. Class A (b)	86,700	51,126
Beijing Water Business Doctor Co., Ltd. Class A	56,800	66,168
Beijing Zuojiang Technology Co., Ltd. Class A	5,200	97,975
Beken Corp. Class A	9,000	37,021
Bengang Steel Plates Co., Ltd. Class A	94,100	40,122
Bengang Steel Plates Co., Ltd. Class B	154,200	30,425
Bestway Marine & Energy Technology Co., Ltd. Class A (b)	116,500	66,174
Beyondsoft Corp. Class A	15,500	23,052
Biem.L.Fdlkk Garment Co., Ltd. Class A	26,200	96,979
Binjiang Service Group Co., Ltd.	79,284	193,818
Bit Digital, Inc. (b)(c)	60,539	36,323
Black Peony Group Co., Ltd. Class A	85,200	81,274
Blue Sail Medical Co., Ltd. Class A (b)	51,000	57,421
Bohai Leasing Co., Ltd. Class A (b)	290,300	92,727
Boshiwa International Holding, Ltd. (c)(e)	1,843,000	—
BrightGene Bio-Medical Technology Co., Ltd. Class A	27,691	90,331
Brii Biosciences, Ltd. (b)(c)	271,500	256,370
B-Soft Co., Ltd. Class A	120,400	137,648
Burning Rock Biotech, Ltd. ADR (b)(c)	43,597	98,093
C&D Property Management Group Co., Ltd. (c)	402,000	225,080
Security Description	Shares	Value
Canaan, Inc. ADR (b)(c)	116,351	$239,683
Cango, Inc. ADR (c)	43,710	57,173
Cangzhou Mingzhu Plastic Co., Ltd. Class A	93,300	62,165
CARsgen Therapeutics Holdings, Ltd. (b)(c)(d)	266,500	511,492
Castech, Inc. Class A	11,900	27,209
Cayman Engley Industrial Co., Ltd.	43,313	82,580
Central China Management Co., Ltd. (c)	998,000	80,557
Central China New Life, Ltd. (b)(c)	356,000	138,661
Central China Real Estate, Ltd.	750,000	40,359
CETC Digital Technology Co., Ltd. Class A	35,430	102,826
CGN Mining Co., Ltd. (b)(c)	1,830,004	189,918
CGN New Energy Holdings Co., Ltd. (c)	892,000	308,573
CGN Nuclear Technology Development Co., Ltd. Class A	46,300	51,728
Changchun Faway Automobile Components Co., Ltd. Class A	9,700	11,720
Changsha Broad Homes Industrial Group Co., Ltd. Class H (b)(c)(d)	78,000	77,951
Chaoju Eye Care Holdings, Ltd.	186,500	101,076
Chaowei Power Holdings, Ltd.	231,000	50,018
Cheerwin Group, Ltd. (c)(d)	382,470	89,676
Chen Lin Education Group Holdings, Ltd. (b)	278,000	79,073
Cheng De Lolo Co., Ltd. Class A (b)	50,200	61,527
Chengdu ALD Aviation Manufacturing Corp. Class A	19,080	73,161
Chengdu Hongqi Chain Co., Ltd. Class A	45,700	37,187
Chengdu Kanghong Pharmaceutical Group Co., Ltd. Class A	54,000	122,457
Chengdu Leejun Industrial Co., Ltd. Class A	55,900	52,839
Chengdu Spaceon Electronics Co., Ltd. Class A	14,200	53,341
Chenguang Biotech Group Co., Ltd. Class A	18,900	48,432
Chengzhi Co., Ltd. Class A (b)	71,100	90,431
China Aircraft Leasing Group Holdings, Ltd. (c)	140,000	77,669
China Aluminum International Engineering Corp., Ltd. Class A (b)	68,900	46,904
China Animal Healthcare, Ltd. (e)	1,059,700	—

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
China Aoyuan Group, Ltd. (b)(c)(e)	538,000	$20,335
China BlueChemical, Ltd. Class H	1,122,000	265,947
China CAMC Engineering Co., Ltd. Class A	125,700	142,980
China Conch Environment Protection Holdings, Ltd. (b)	1,199,000	486,977
China Datang Corp. Renewable Power Co., Ltd. Class H (c)	1,714,343	507,387
China Design Group Co., Ltd. Class A	31,320	34,313
China Development Bank Financial Leasing Co., Ltd. Class H (d)	280,000	38,027
China Dili Group (b)(c)	1,900,000	160,667
China Dongxiang Group Co., Ltd.	2,647,000	105,135
China East Education Holdings, Ltd. (c)(d)	418,000	333,652
China Education Group Holdings, Ltd.	659,000	852,779
China Everbright Greentech, Ltd. (c)(d)	364,000	98,404
China Everbright, Ltd. (c)	642,902	478,576
China Express Airlines Co., Ltd. Class A (b)	86,900	173,703
China Foods, Ltd.	734,000	263,320
China Forestry Holdings Co., Ltd. (c)(e)	1,642,000	—
China Hanking Holdings, Ltd.	813,891	82,380
China Harmony Auto Holding, Ltd. (c)	506,000	77,797
China Harzone Industry Corp., Ltd. Class A	45,300	43,409
China High Speed Railway Technology Co., Ltd. Class A (b)	190,700	63,393
China Isotope & Radiation Corp.	59,403	101,834
China Kepei Education Group, Ltd.	408,000	162,051
China Lilang, Ltd.	249,000	119,955
China Modern Dairy Holdings, Ltd. (c)	2,298,791	291,585
China National Accord Medicines Corp., Ltd. Class A	17,400	82,714
China National Accord Medicines Corp., Ltd. Class B	21,983	51,346
China New Higher Education Group, Ltd. (c)(d)	667,093	328,207
China Nonferrous Metal Industry's Foreign Engineering and Construction Co., Ltd. Class A (b)	73,700	50,597
Security Description	Shares	Value
China Nonferrous Mining Corp., Ltd.	840,746	$431,956
China Oriental Group Co., Ltd. (c)	1,062,882	194,738
China Overseas Grand Oceans Group, Ltd. (c)	846,000	367,451
China Rare Earth Holdings, Ltd. (b)(c)	1,322,400	83,868
China Renaissance Holdings, Ltd. (b)(c)(d)	182,140	189,492
China Resources Medical Holdings Co., Ltd.	554,000	408,848
China Risun Group, Ltd. (c)	942,000	368,113
China Sanjiang Fine Chemicals Co., Ltd.	620,097	111,229
China SCE Group Holdings, Ltd. (c)	1,782,307	223,789
China Shineway Pharmaceutical Group, Ltd.	254,138	247,139
China South City Holdings, Ltd. (b)(c)	3,120,000	223,858
China Testing & Certification International Group Co., Ltd. Class A	49,384	92,075
China Travel International Investment Hong Kong, Ltd. (b)(c)	1,482,000	336,087
China Water Affairs Group, Ltd. (c)	631,357	521,753
China West Construction Group Co., Ltd. Class A	84,000	88,020
China XLX Fertiliser, Ltd.	357,118	185,767
China Yongda Automobiles Services Holdings, Ltd.	949,000	705,219
China Youran Dairy Group, Ltd. (b)(c)(d)	820,000	226,933
China Yuhua Education Corp., Ltd. (b)(c)(d)	1,248,653	177,580
China Yurun Food Group, Ltd. (b)	1,009,000	49,772
China ZhengTong Auto Services Holdings, Ltd. (b)	1,510,385	137,397
China Zhongwang Holdings, Ltd. (b)(c)(e)	346,000	37,238
China-Singapore Suzhou Industrial Park Development Group Co., Ltd. Class A	53,000	61,205
Chinese Universe Publishing & Media Group Co., Ltd. Class A	60,500	83,682
Chlitina Holding, Ltd.	56,000	361,666
Chongqing Department Store Co., Ltd. Class A	20,100	68,706
Chongqing Fuling Electric Power Industrial Co., Ltd. Class A	55,568	121,274
Chongqing Sanfeng Environment Group Corp., Ltd. Class A	52,100	48,419

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Chongqing Zaisheng Technology Corp., Ltd. Class A	47,880	$36,539
Chongqing Zongshen Power Machinery Co., Ltd. Class A	37,500	32,195
Chongyi Zhangyuan Tungsten Industry Co., Ltd. Class A	54,400	55,353
Chutian Dragon Co., Ltd. Class A	22,800	57,471
CIFI Ever Sunshine Services Group, Ltd. (c)	616,000	346,478
CITIC Resources Holdings, Ltd.	1,436,000	76,354
CITIC Telecom International Holdings, Ltd.	1,396,287	474,079
City Development Environment Co., Ltd. Class A	14,500	19,846
Client Service International, Inc. Class A (b)	23,550	44,521
Clover Biopharmaceuticals, Ltd. (b)(c)	436,000	144,683
CMGE Technology Group, Ltd. (b)(c)	1,017,338	234,621
CMST Development Co., Ltd. Class A	124,100	89,144
CNFinance Holdings, Ltd. ADR (b)(c)	12,600	21,546
CoCreation Grass Co., Ltd. Class A	5,900	19,784
COFCO Joycome Foods., Ltd. (b)(c)	1,995,236	570,071
Cofoe Medical Technology Co., Ltd. Class A	11,400	60,107
COL Digital Publishing Group Co., Ltd. Class A (b)	53,000	75,989
Confidence Intelligence Holdings, Ltd. (b)(c)	36,829	169,872
Consun Pharmaceutical Group, Ltd.	232,000	120,385
Contec Medical Systems Co., Ltd. Class A	26,400	124,276
COSCO SHIPPING International Hong Kong Co., Ltd.	330,000	106,548
CPMC Holdings, Ltd. (c)	528,000	285,480
CQ Pharmaceutical Holding Co., Ltd. Class A	68,800	50,515
Crystal Clear Electronic Material Co., Ltd. Class A	32,300	68,532
CSPC Innovation Pharmaceutical Co., Ltd. Class A	22,700	51,772
CSSC Hong Kong Shipping Co., Ltd. (c)	1,334,321	198,312
CStone Pharmaceuticals (b)(d)	445,000	263,980
CTS International Logistics Corp., Ltd. Class A	73,400	113,937
Dada Nexus, Ltd. ADR (b)	62,481	435,493
Security Description	Shares	Value
Dalian Huarui Heavy Industry Group Co., Ltd. Class A	109,000	$81,764
Dalipal Holdings, Ltd.	248,000	74,671
Dazhong Transportation Group Co., Ltd. Class B	426,735	106,257
DBG Technology Co., Ltd. Class A	57,900	74,312
DeHua TB New Decoration Materials Co., Ltd. Class A	20,300	31,863
Deppon Logistics Co., Ltd. Class A (b)	59,200	178,228
Dexin China Holdings Co., Ltd. (c)	579,000	56,380
Digital China Group Co., Ltd. Class A	41,200	130,647
Digital China Information Service Co., Ltd. Class A	48,000	74,718
DingDong Cayman, Ltd. ADR (b)(c)	83,377	356,020
Dongfang Electronics Co., Ltd. Class A	70,000	81,343
Dongguan Aohai Technology Co., Ltd. Class A	17,900	87,988
Dongguan Development Holdings Co., Ltd. Class A	66,100	85,696
Dongjiang Environmental Co., Ltd. Class A	133,400	108,936
DouYu International Holdings, Ltd. ADR (b)	120,279	168,391
Dynagreen Environmental Protection Group Co., Ltd. Class A	51,400	50,294
Dynagreen Environmental Protection Group Co., Ltd. Class H	421,058	135,948
Eastern Communications Co., Ltd. Class A	56,000	74,139
Eastern Communications Co., Ltd. Class B	109,400	44,307
E-Commodities Holdings, Ltd.	790,000	159,924
Edan Instruments, Inc. Class A	54,900	95,456
Edifier Technology Co., Ltd. Class A	46,100	59,167
Edvantage Group Holdings, Ltd.	327,274	148,019
EEKA Fashion Holdings, Ltd. (c)	182,604	262,034
EHang Holdings, Ltd. ADR (b)(c)	27,866	239,090
Era Co., Ltd. Class A	72,000	45,788
Essex Bio-technology, Ltd.	342,612	184,366
EVA Precision Industrial Holdings, Ltd. (c)	975,189	123,695
Everest Medicines, Ltd. (b)(c)(d)	131,500	292,823
Excellence Commercial Property & Facilities Management Group, Ltd. (c)	282,784	136,592

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Fanhua, Inc. ADR (c)	34,883	$258,134
FAWER Automotive Parts Co., Ltd. Class A	131,500	83,627
FIH Mobile, Ltd. (b)(c)	2,466,198	265,422
FinVolution Group ADR	122,451	607,357
Fire Rock Holdings, Ltd. (b)(c)(e)	958,700	34,393
First Tractor Co., Ltd. Class A	37,500	61,246
First Tractor Co., Ltd. Class H (c)	260,000	122,922
Focus Lightings Tech Co., Ltd. Class A	29,000	38,268
Focused Photonics Hangzhou, Inc. Class A (b)	25,400	124,451
Foran Energy Group Co., Ltd. Class A	16,000	27,727
Fosun Tourism Group (b)(d)	172,193	255,478
Fu Shou Yuan International Group, Ltd.	841,000	721,939
Fufeng Group, Ltd.	771,000	469,221
Fujian Boss Software Development Co., Ltd. Class A	53,660	153,561
Fujian Snowman Co., Ltd. Class A (b)	25,900	31,819
Fujian Star-net Communication Co., Ltd. Class A	30,800	85,293
Fujian Yongfu Power Engineering Co., Ltd. Class A	11,300	72,466
Fulu Holdings, Ltd. (c)	136,500	96,189
Ganglong China Property Group, Ltd. (b)(c)	371,992	35,746
Gansu Qilianshan Cement Group Co., Ltd. Class A	33,700	48,367
Gaotu Techedu, Inc. ADR (b)(c)	104,680	247,045
Genertec Universal Medical Group Co., Ltd. (d)	699,136	424,590
Genimous Technology Co., Ltd. Class A (b)	94,360	72,146
Genor Biopharma Holdings, Ltd. (b)(c)(d)	291,500	99,346
GEPIC Energy Development Co., Ltd. Class A	76,100	58,074
Getein Biotech, Inc. Class A	47,750	86,268
Global New Material International Holdings, Ltd. (c)	412,000	209,037
Goke Microelectronics Co., Ltd. Class A	10,900	133,988
GoldenHome Living Co., Ltd. Class A	10,192	42,233
Goldenmax International Group, Ltd. Class A	37,100	41,771
Goodbaby International Holdings, Ltd. (b)	498,000	40,198
Greatview Aseptic Packaging Co., Ltd. (b)	707,725	132,388
Security Description	Shares	Value
Gree Real Estate Co., Ltd. Class A	112,800	$170,043
Greentown Management Holdings Co., Ltd. (d)	660,904	508,065
Guangdong Advertising Group Co., Ltd. Class A	137,100	84,810
Guangdong Aofei Data Technology Co., Ltd. Class A	64,140	81,672
Guangdong Baolihua New Energy Stock Co., Ltd. Class A	127,400	119,688
Guangdong Dongfang Precision Science & Technology Co., Ltd. Class A (b)	108,600	63,727
Guangdong Dongpeng Holdings Co., Ltd.	74,300	84,407
Guangdong Dowstone Technology Co., Ltd. Class A	27,700	58,812
Guangdong Golden Dragon Development, Inc. Class A	42,800	80,047
Guangdong Guanghua Sci-Tech Co., Ltd. Class A	18,800	49,046
Guangdong Highsun Group Co., Ltd. Class A (b)	150,100	48,812
Guangdong Huatie Tongda High-speed Railway Equipment Corp. Class A (b)	120,800	64,077
Guangdong Hybribio Biotech Co., Ltd. Class A	32,250	78,541
Guangdong Shunkong Development Co., Ltd. Class A	27,200	66,478
Guangdong South New Media Co., Ltd. Class A	18,100	98,520
Guangdong Tapai Group Co., Ltd. Class A	26,500	27,194
Guangdong Zhongnan Iron & Steel Co., Ltd. Class A	129,200	53,220
Guangdong Zhongsheng Pharmaceutical Co., Ltd. Class A	43,900	171,251
Guangxi Liugong Machinery Co., Ltd. Class A	101,520	86,277
Guangzhou GRG Metrology & Test Co., Ltd. Class A	36,300	88,037
Guangzhou Jet Biofiltration Co., Ltd. Class A	11,921	41,455
Guangzhou KDT Machinery Co., Ltd. Class A	27,360	48,758
Guangzhou Sie Consulting Co., Ltd. Class A	21,980	93,716
Guangzhou Zhiguang Electric Co., Ltd. Class A	40,900	45,222
Guizhou Bailing Group Pharmaceutical Co., Ltd. Class A (b)	73,200	86,331
Guizhou Zhongyida Co., Ltd. Class A (b)	220,100	119,514

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Haima Automobile Co., Ltd. Class A (b)	66,100	$45,762
Hainan Development Holdings Nanhai Co., Ltd. Class A (b)	47,900	78,993
Hainan Meilan International Airport Co., Ltd. Class H (b)(c)	129,940	395,400
Hainan Poly Pharm Co., Ltd. Class A	27,500	98,015
Hainan Strait Shipping Co., Ltd. Class A	146,300	116,298
Haitong UniTrust International Leasing Co., Ltd. Class H (c)(d)	762,000	82,986
Hand Enterprise Solutions Co., Ltd. Class A (b)	102,400	120,473
Hangcha Group Co., Ltd. Class A	47,800	116,135
Hangxiao Steel Structure Co., Ltd. Class A	232,300	135,979
Hangzhou Dptech Technologies Co., Ltd. Class A	48,650	92,535
Hangzhou Electronic Soul Network Technology Co., Ltd. Class A	27,100	85,661
Hangzhou Haoyue Personal Care Co., Ltd. Class A	11,600	86,964
Hangzhou Lianluo Interactive Information Technology Co., Ltd. Class A (b)	150,900	60,632
Hangzhou Onechance Tech Corp. Class A	19,500	78,633
Hangzhou SF Intra-City Industrial Co., Ltd. Class H (b)(d)	110,400	106,087
Hangzhou Shunwang Technology Co., Ltd. Class A	58,200	87,567
Hangzhou Steam Turbine Power Group Co., Ltd. Class B	255,536	317,580
Harbin Electric Co., Ltd. Class H (b)	532,000	213,347
HBIS Resources Co., Ltd. Class A	42,400	80,586
HBM Holdings, Ltd. (b)(c)(d)	586,842	211,279
HC SemiTek Corp. Class A (b)	62,700	58,451
Health & Happiness H&H International Holdings, Ltd.	156,000	332,989
Hefei Urban Construction Development Co., Ltd. Class A	33,800	32,829
Hello Group, Inc. ADR (c)	105,066	943,493
Henan Lingrui Pharmaceutical Co. Class A	39,900	75,200
Henan Yuguang Gold & Lead Co., Ltd. Class A	67,600	50,904
Henan Yuneng Holdings Co., Ltd. Class A (b)	85,500	65,001
Security Description	Shares	Value
Hexing Electrical Co., Ltd. Class A	50,300	$127,952
Holitech Technology Co., Ltd. Class A (b)	296,500	109,278
Hollysys Automation Technologies, Ltd.	44,414	729,722
Hong Kong Aerospace Technology Group, Ltd. (b)(c)	64,438	50,610
Hongda Xingye Co., Ltd. Class A (b)	148,100	69,353
Hope Education Group Co., Ltd. (b)(c)(d)	2,824,597	253,329
Hua Medicine (b)(c)(d)	512,898	245,772
Huafon Microfibre Shanghai Technology Co., Ltd. Class T (b)	80,500	44,911
Huafu Fashion Co., Ltd. Class A	85,500	37,690
Huangshan Tourism Development Co., Ltd. Class B	321,361	268,336
Huapont Life Sciences Co., Ltd. Class A	95,400	70,321
Huazhong In-Vehicle Holdings Co., Ltd. (c)	359,687	114,289
Hunan Aihua Group Co., Ltd. Class A	23,100	85,738
Hunan Er-Kang Pharmaceutical Co., Ltd. Class A (b)	159,300	81,735
Hunan Kaimeite Gases Co., Ltd. Class A	31,900	69,666
Hunan TV & Broadcast Intermediary Co., Ltd. Class A	147,500	110,430
HUYA, Inc. ADR (b)	69,559	274,758
Hytera Communications Corp., Ltd. Class A (b)	77,200	57,017
HyUnion Holding Co., Ltd. Class A (b)	81,700	90,570
IAT Automobile Technology Co., Ltd. Class A (b)	20,100	32,043
iDreamSky Technology Holdings, Ltd. (b)(c)(d)	546,480	270,966
I-Mab ADR (b)	42,699	178,482
Immunotech Biopharm, Ltd. (b)(c)	186,109	110,402
INESA Intelligent Tech, Inc. Class B	149,000	73,308
Ingdan, Inc. (b)(c)(d)	476,000	108,557
Inkeverse Group, Ltd. (b)	852,494	105,948
Inner Mongolia Xingye Mining Co., Ltd. Class A (b)	95,600	84,147
Inner Mongolia Xinhua Distribution Group Co., Ltd. Class A	15,300	24,391
Innuovo Technology Co., Ltd. Class A (b)	55,800	52,341

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Intron Technology Holdings, Ltd. (c)	259,172	$135,481
Jacobio Pharmaceuticals Group Co., Ltd. (b)(c)(d)	337,690	226,282
Jenkem Technology Co., Ltd. Class A	3,932	88,968
Jh Educational Technology, Inc. (b)	550,000	85,266
Jiajiayue Group Co., Ltd. Class A (b)	41,500	75,516
Jiangling Motors Corp., Ltd. Class A	19,900	38,627
Jiangsu Amer New Material Co., Ltd. Class A	41,100	76,630
Jiangsu Ankura Smart Transmission Engineering Technology Co., Ltd. Class A	9,600	48,896
Jiangsu Bioperfectus Technologies Co., Ltd. Class A	2,707	34,317
Jiangsu Huachang Chemical Co., Ltd. Class A	41,800	44,042
Jiangsu Jiangyin Rural Commercial Bank Co., Ltd. Class A	215,500	123,653
Jiangsu Leike Defense Technology Co., Ltd. Class A (b)	52,600	33,603
Jiangsu Shagang Co., Ltd. Class A	110,500	62,765
Jiangsu Sidike New Material Science & Technology Co., Ltd. Class A	15,800	53,551
Jiangsu Sopo Chemical Co. Class A	33,800	39,668
Jiangsu Zhangjiagang Rural Commercial Bank Co., Ltd. Class A	162,760	108,446
Jiangsu Zhongnan Construction Group Co., Ltd. Class A (b)	244,400	77,359
Jiangxi Fushine Pharmaceutical Co., Ltd. Class A (b)	31,900	60,860
Jiangxi Wannianqing Cement Co., Ltd. Class A	8,300	10,245
Jiangzhong Pharmaceutical Co., Ltd. Class A	21,500	44,903
Jiaozuo Wanfang Aluminum Manufacturing Co., Ltd. Class A	57,100	43,080
Jilin Chemical Fibre Class A (b)	145,300	93,033
Jin Tong Ling Technology Group Co., Ltd. Class A	89,500	45,922
Jinchuan Group International Resources Co., Ltd. (c)	1,791,000	128,503
Jinghua Pharmaceutical Group Co., Ltd. Class A	41,800	72,981
Jingrui Holdings, Ltd. (b)(e)	428,000	16,177
Jinke Properties Group Co., Ltd. Class A (b)	285,000	78,676
Security Description	Shares	Value
Jinlei Technology Co., Ltd. Class A (b)	16,600	$96,641
Jinneng Holding Shanxi Electric Power Co., Ltd. Class A (b)	190,500	93,338
Jinneng Science&Technology Co., Ltd. Class A	34,700	45,489
Jinxin Fertility Group, Ltd. (c)(d)	1,076,500	994,441
Jiuzhitang Co., Ltd. Class A	62,000	78,947
JNBY Design, Ltd.	165,770	198,161
Jointo Energy Investment Co., Ltd. Hebei Class A (b)	110,600	83,923
Joyoung Co., Ltd. Class A	38,900	92,656
JOYY, Inc. ADR (c)	34,834	1,100,406
JSTI Group Class A	41,900	33,913
Jushri Technologies, Inc. Class A	35,423	67,479
JW Cayman Therapeutics Co., Ltd. (b)(d)	248,350	138,415
Kama Co., Ltd. Class B (b)	168,400	68,539
Kandi Technologies Group, Inc. (b)	55,542	127,747
Kangji Medical Holdings, Ltd. (c)	316,569	328,536
Keeson Technology Corp., Ltd. Class A	15,724	27,385
Keshun Waterproof Technologies Co., Ltd. Class A (b)	69,000	125,457
Keymed Biosciences, Inc. (b)(d)	138,000	901,735
Kindstar Globalgene Technology, Inc. (b)(d)	351,500	128,802
Kinetic Development Group, Ltd.	1,500,000	115,311
Kingsoft Cloud Holdings, Ltd. ADR (b)(c)	91,921	352,057
Kintor Pharmaceutical, Ltd. (b)(c)(d)	160,500	202,554
Konka Group Co., Ltd. Class A	82,900	54,038
Konka Group Co., Ltd. Class B	215,100	53,190
KPC Pharmaceuticals, Inc. Class A	36,100	73,673
KWG Group Holdings, Ltd. (b)(c)	937,000	223,297
KWG Living Group Holdings, Ltd. (c)	822,734	182,362
Lee & Man Chemical Co., Ltd. (c)	126,000	104,933
Lee & Man Paper Manufacturing, Ltd.	1,497,000	659,797
Lemtech Holdings Co., Ltd.	29,336	75,403
Leo Group Co., Ltd. Class A (b)	415,300	106,243
LexinFintech Holdings, Ltd. ADR (b)	89,861	170,736
Liao Ning Oxiranchem, Inc. Class A	37,400	42,487
Lifetech Scientific Corp. (b)	2,330,000	770,204

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ligao Foods Co., Ltd. Class A	10,700	$148,742
Linklogis, Inc. Class B (b)(d)	841,000	439,629
Longhua Technology Group Luoyang Co., Ltd. Class A	50,000	51,165
Lonking Holdings, Ltd.	1,295,000	227,311
Lu Thai Textile Co., Ltd. Class B	44,743	28,950
Luokung Technology Corp. (b)	370,168	56,043
Luoniushan Co., Ltd. Class A (b)	59,400	60,698
Luoxin Pharmaceuticals Group Stock Co., Ltd. Class A	83,000	92,011
Luoyang Glass Co., Ltd. Class A (b)	39,500	114,409
Luoyang Glass Co., Ltd. Class H (b)(c)	187,261	196,739
Lushang Health Industry Development Co., Ltd. Class A	70,300	107,601
Luyang Energy-Saving Materials Co., Ltd.	26,100	87,216
Luye Pharma Group, Ltd. (b)(c)(d)	1,451,221	680,526
LVGEM China Real Estate Investment Co., Ltd. (b)(c)	900,000	148,752
Maccura Biotechnology Co., Ltd. Class A	35,700	89,265
Maoyan Entertainment (b)(c)(d)	365,196	421,581
Marssenger Kitchenware Co., Ltd. Class A	7,600	27,769
Maxvision Technology Corp. Class A	23,700	93,959
Mayinglong Pharmaceutical Group Co., Ltd. Class A	16,700	54,550
Medlive Technology Co., Ltd. (c)(d)	139,500	152,459
Meitu, Inc. (b)(c)(d)	1,889,598	331,680
M-Grass Ecology & Environment Group Co., Ltd. Class A	22,000	9,730
Microport Cardioflow Medtech Corp. (b)(d)	758,000	253,478
Midea Real Estate Holding, Ltd. (c)(d)	206,800	319,012
Ming Yuan Cloud Group Holdings, Ltd. (c)	680,000	611,612
MINISO Group Holding, Ltd. ADR	92,371	991,141
Mobvista, Inc. (b)(d)	423,399	219,702
Monalisa Group Co., Ltd. Class A	23,800	61,849
Montnets Cloud Technology Group Co., Ltd. Class A (b)	49,300	80,019
Moon Environment Technology Co., Ltd. Class A	35,800	57,434
Morimatsu International Holdings Co., Ltd. (b)(c)	224,000	248,827
Security Description	Shares	Value
NanJi E-Commerce Co., Ltd. Class A	163,000	$113,318
Nanjing Gaoke Co., Ltd. Class A	37,700	36,017
Nayuki Holdings, Ltd. (b)(c)	469,000	452,478
NetDragon Websoft Holdings, Ltd.	180,500	387,598
Netjoy Holdings, Ltd. (c)	480,752	76,995
New Hope Dairy Co., Ltd. Class A	44,500	85,091
New Horizon Health, Ltd. (b)(c)(d)	138,500	312,315
Newborn Town, Inc. (b)(c)	609,315	147,548
Ningbo Haitian Precision Machinery Co., Ltd. Class A	24,200	91,639
Ningbo Huaxiang Electronic Co., Ltd. Class A	40,700	81,766
Ningbo Peacebird Fashion Co., Ltd. Class A	19,900	52,893
Ningbo Zhenyu Technology Co., Ltd. Class A	5,300	63,312
Ningxia Zhongyin Cashmere Co., Ltd. Class A (b)	226,500	58,271
Niu Technologies ADR (b)(c)	39,639	207,312
NKY Medical Holdings, Ltd. Class A	17,500	61,210
Noah Holdings, Ltd. ADR (b)	22,920	355,260
North Copper Co., Ltd. Class A (b)	79,800	59,283
North Huajin Chemical Industries Co., Ltd. Class A	79,000	77,643
Northking Information Technology Co., Ltd. Class A	32,720	125,747
NSFOCUS Technologies Group Co., Ltd. Class A	47,700	70,390
Ocean's King Lighting Science & Technology Co., Ltd. Class A	57,300	66,916
Oceanwide Holdings Co., Ltd. Class A (b)	575,600	103,991
Ocumension Therapeutics (b)(c)(d)	195,064	245,175
Olympic Circuit Technology Co., Ltd.	26,670	55,430
OneConnect Financial Technology Co., Ltd. (b)(c)	12,621	67,017
Opple Lighting Co., Ltd. Class A	16,200	36,245
ORG Technology Co., Ltd. Class A	115,500	84,302
Orient Group, Inc. Class A (b)	313,400	110,524
Ourpalm Co., Ltd. Class A (b)	161,500	74,928
PCI Technology Group Co., Ltd. Class A	81,500	62,195
Peijia Medical, Ltd. (b)(c)(d)	317,000	388,282
People.cn Co., Ltd. Class A	73,900	180,188
PhiChem Corp. Class A	26,100	64,770

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
POCO Holding Co., Ltd. Class A	6,200	$77,486
Poly Property Group Co., Ltd.	521,000	116,817
Pony Testing International Group Co., Ltd. Class A	10,700	50,431
Powerlong Commercial Management Holdings, Ltd. (c)	145,500	120,427
Q Technology Group Co., Ltd. (b)(c)	340,137	183,470
Qingdao Ainnovation Technology Group Co., Ltd. Class H (b)(c)(d)	32,900	96,951
Qingdao East Steel Tower Stock Co., Ltd. Class A	55,100	66,019
Qingdao Eastsoft Communication Technology Co., Ltd. Class A	21,200	36,922
Qingdao Gon Technology Co., Ltd. Class A	16,500	69,207
Qingdao Hiron Commercial Cold Chain Co., Ltd. Class A	20,200	92,608
Qingdao Tianneng Heavy Industries Co., Ltd. Class A	49,200	57,244
Qinghai Huzhu TianYouDe Highland Barley Spirit Co., Ltd. Class A	25,600	56,611
Qingling Motors Co., Ltd. Class H	914,528	117,173
Qinhuangdao Port Co., Ltd. Class A	551,700	219,281
Qudian, Inc. ADR (b)	139,370	132,820
Rainbow Digital Commercial Co., Ltd. Class A	44,900	44,648
Redco Properties Group, Ltd. (b)(c)(d)	564,000	116,342
Redsun Properties Group, Ltd. (b)(c)	935,427	59,925
ReneSola, Ltd. ADR (b)(c)	42,286	191,133
Renhe Pharmacy Co., Ltd. Class A	61,800	55,290
Renren, Inc. ADR (c)	5,916	9,466
Rianlon Corp. Class A	9,400	74,139
RiseSun Real Estate Development Co., Ltd. Class A (b)	276,800	86,814
Ruida Futures Co., Ltd. Class A	24,000	46,239
Runjian Co., Ltd. Class A	9,400	53,339
SCE Intelligent Commercial Management Holdings, Ltd. (c)	611,000	147,173
SciClone Pharmaceuticals Holdings, Ltd. (d)	117,480	124,781
Shaanxi Heimao Coking Co., Ltd. Class A (b)	109,200	71,655
Shaanxi International Trust Co., Ltd. Class A	95,900	41,998
Security Description	Shares	Value
Shandong Bohui Paper Industrial Co., Ltd. Class A	42,500	$54,608
Shandong Chenming Paper Holdings, Ltd. Class A (b)	15,400	11,084
Shandong Chenming Paper Holdings, Ltd. Class B (b)	328,500	100,171
Shandong Chenming Paper Holdings, Ltd. Class H (b)(c)	303,500	96,047
Shandong Dawn Polymer Co., Ltd. Class A	22,300	56,984
Shandong Head Group Co., Ltd. Class A	20,800	67,401
Shandong Hi-Speed Road & Bridge Co., Ltd. Class A	97,600	96,911
Shandong Humon Smelting Co., Ltd. Class A	48,700	74,188
Shandong Jincheng Pharmaceutical Group Co., Ltd. Class A	22,500	74,048
Shandong Longda Meishi Co, Ltd. Class A (b)	43,900	58,183
Shandong Molong Petroleum Machinery Co., Ltd. Class A (b)	182,100	111,068
Shandong Molong Petroleum Machinery Co., Ltd. Class H (b)	139,492	49,149
Shandong Publishing & Media Co., Ltd. Class A	184,700	167,646
Shandong WIT Dyne Health Co., Ltd. Class A	10,200	67,078
Shandong Xiantan Co., Ltd. Class A	35,100	46,470
Shandong Xinhua Pharmaceutical Co., Ltd. Class A	49,410	214,955
Shandong Xinhua Pharmaceutical Co., Ltd. Class H	24,000	25,061
Shandong Yisheng Livestock & Poultry Breeding Co., Ltd. Class A (b)	65,300	131,188
Shang Gong Group Co., Ltd. Class B	168,600	60,190
Shanghai 2345 Network Holding Group Co., Ltd. Class A	331,100	96,188
Shanghai AJ Group Co., Ltd. Class A	89,100	71,086
Shanghai AtHub Co., Ltd. Class A	18,000	61,215
Shanghai Baolong Automotive Corp. Class A	21,400	146,299
Shanghai Bright Power Semiconductor Co., Ltd. Class A	3,496	56,440
Shanghai Chlor-Alkali Chemical Co., Ltd. Class B	372,400	228,654

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shanghai Dazhong Public Utilities Group Co., Ltd. Class A	52,100	$22,289
Shanghai Fengyuzhu Culture & Technology Co., Ltd. Class A	45,137	88,267
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class A	81,488	98,344
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co., Ltd. Class H	101,000	44,904
Shanghai Haixin Group Co. Class B	658,308	219,217
Shanghai Haohai Biological Technology Co., Ltd. Class A	8,760	123,496
Shanghai Haohai Biological Technology Co., Ltd. Class H (d)	24,900	117,562
Shanghai HeartCare Medical Technology Corp., Ltd. Class H (b)(d)	24,250	114,182
Shanghai Henlius Biotech, Inc. Class H (b)(d)	67,400	110,535
Shanghai Industrial Holdings, Ltd.	301,062	372,231
Shanghai Jin Jiang Online Network Service Co., Ltd. Class B	87,700	61,565
Shanghai Jinjiang International Travel Co., Ltd. Class B	52,500	76,650
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class A	109,000	174,870
Shanghai Jinqiao Export Processing Zone Development Co., Ltd. Class B	84,100	76,447
Shanghai Kaibao Pharmaceutical Co., Ltd. Class A	45,200	52,655
Shanghai Kindly Medical Instruments Co., Ltd. Class H	33,000	121,557
Shanghai Labway Clinical Laboratory Co., Ltd. Class A	7,000	19,840
Shanghai Lily & Beauty Cosmetics Co., Ltd. Class A	31,000	62,638
Shanghai Lingyun Industries Development Co., Ltd. Class B (b)	245,100	138,236
Shanghai Mechanical & Electrical Industry Co., Ltd. Class B	143,700	146,718
Shanghai MicroPort Endovascular MedTech Group Co., Ltd. Class A	4,580	125,137
Security Description	Shares	Value
Shanghai New Power Automotive Technology Co., Ltd. Class B	395,560	$157,828
Shanghai Pioneer Holding, Ltd.	181,000	51,715
Shanghai Pudong Construction Co., Ltd. Class A	107,125	104,356
Shanghai QiFan Cable Co., Ltd. Class A	15,800	62,206
Shanghai Runda Medical Technology Co., Ltd. Class A (b)	32,300	47,198
Shanghai Shibei Hi-Tech Co., Ltd. Class B	336,400	87,128
Shanghai Sinyang Semiconductor Materials Co., Ltd. Class A	16,000	64,265
Shanghai Tongji Science & Technology Industrial Co., Ltd. Class A	41,000	53,273
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	44,000	75,995
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class B	139,600	124,104
Shanghai Yongguan Adhesive Products Corp., Ltd. Class A	6,900	21,322
Shanghai Zijiang Enterprise Group Co., Ltd. Class A	86,300	62,366
Shanghai ZJ Bio-Tech Co., Ltd. Class A	10,106	48,786
Shantui Construction Machinery Co., Ltd. Class A	58,600	34,979
Shanxi Blue Flame Holding Co., Ltd. Class A	64,600	81,137
Shanxi Zhendong Pharmaceutical Co., Ltd. Class A	18,700	20,136
Shengda Resources Co., Ltd. Class A (b)	36,300	65,896
Shenyang Xingqi Pharmaceutical Co., Ltd. Class A	6,500	117,508
Shenzhen Agricultural Products Group Co., Ltd. Class A	82,800	68,214
Shenzhen Aisidi Co., Ltd. Class A	61,200	83,854
Shenzhen Bioeasy Biotechnology Co., Ltd. Class A	16,100	39,884
Shenzhen Center Power Tech Co., Ltd. Class A (b)	22,800	56,515
Shenzhen Cereals Holdings Co., Ltd. Class A	93,165	101,125
Shenzhen Changhong Technology Co., Ltd. Class A	34,400	96,008
Shenzhen Click Technology Co., Ltd. Class A	27,400	68,195

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Shenzhen Colibri Technologies Co., Ltd. Class A	27,000	$59,043
Shenzhen Das Intellitech Co., Ltd. Class A (b)	86,093	43,054
Shenzhen Deren Electronic Co., Ltd. Class A (b)	25,300	31,521
Shenzhen Fine Made Electronics Group Co., Ltd. Class A	12,900	76,201
Shenzhen Fortune Trend Technology Co., Ltd. Class A	5,633	72,582
Shenzhen FRD Science & Technology Co., Ltd.	33,800	70,298
Shenzhen Gongjin Electronics Co., Ltd. Class A	14,900	17,121
Shenzhen Infogem Technologies Co., Ltd. Class A (b)	43,100	57,933
Shenzhen Investment, Ltd. (c)	794,000	136,319
Shenzhen Kingdom Sci-Tech Co., Ltd. Class A	48,800	72,577
Shenzhen Kingkey Smart Agriculture Times Co., Ltd. Class A, REIT	21,800	56,242
Shenzhen Leaguer Co., Ltd. Class A	87,900	98,078
Shenzhen Microgate Technology Co., Ltd. Class A	54,200	60,946
Shenzhen Neptunus Bioengineering Co., Ltd. Class A (b)	132,495	63,578
Shenzhen New Nanshan Holding Group Co., Ltd. Class A (b)	240,000	132,508
Shenzhen Sunline Tech Co., Ltd. Class A	41,500	61,061
Shenzhen Sunmoon Microelectronics Co., Ltd. Class A	6,503	43,132
Shenzhen Sunnypol Optoelectronics Co., Ltd. Class A	8,900	46,823
Shenzhen Suntak Circuit Technology Co., Ltd. Class A	53,500	76,629
Shenzhen Tagen Group Co., Ltd. Class A	164,700	129,973
Shenzhen Woer Heat-Shrinkable Material Co., Ltd. Class A	62,200	57,985
Shenzhen World Union Group, Inc. Class A (b)	119,800	56,966
Shenzhen Yan Tian Port Holding Co., Ltd. Class A	171,600	125,745
Shenzhen Ysstech Info-tech Co., Ltd. Class A	35,000	41,531
Shenzhen Zhaowei Machinery & Electronic Co., Ltd. Class A	9,000	62,529
Security Description	Shares	Value
Shijiazhuang Changshan BeiMing Technology Co., Ltd. Class A (b)	90,600	$73,592
Shoucheng Holdings, Ltd.	2,312,895	563,040
Shougang Fushan Resources Group, Ltd.	2,439,718	778,339
Shouhang High-Tech Energy Co., Ltd. Class A (b)	137,700	71,250
Shui On Land, Ltd. (c)	2,369,000	300,490
ShuYu Civilian Pharmacy Corp., Ltd. Class A	10,300	26,781
Sichuan Chengfei Integration Technology Corp. Class A	24,100	90,738
Sichuan Expressway Co., Ltd. Class A	504,910	277,309
Sichuan Furong Technology Co., Ltd. Class A	16,400	38,139
Sichuan Haite High-tech Co., Ltd. Class A (b)	32,700	39,086
Sichuan Jiuzhou Electric Co., Ltd. Class A	45,200	42,594
Sichuan Lutianhua Co., Ltd. Class A (b)	62,600	42,796
Sihuan Pharmaceutical Holdings Group, Ltd. (c)	2,480,000	301,860
Sinco Pharmaceuticals Holdings, Ltd. (b)(c)	628,000	21,322
Sinic Holdings Group Co., Ltd. Class H (b)(c)(e)	347,921	5,572
Sino GeoPhysical Co., Ltd. Class A	12,200	30,241
Sinofert Holdings, Ltd. (b)	1,446,000	176,004
Sino-Ocean Group Holding, Ltd. (c)	2,707,447	378,108
Sino-Ocean Service Holding, Ltd. (d)	274,000	78,988
Sinopec Engineering Group Co., Ltd. Class H	1,092,500	480,115
Sinopec Kantons Holdings, Ltd. (c)	612,000	231,315
Sino-Platinum Metals Co., Ltd. Class A	34,840	79,259
Sinoseal Holding Co., Ltd. Class A	15,500	87,168
Sinosteel Engineering & Technology Co., Ltd. Class A	58,300	49,546
Sinosteel New Materials Co., Ltd.	30,200	45,831
Sinovac Biotech, Ltd. (b)(c)	67,578	437,230
Sobute New Materials Co., Ltd. Class A	30,300	70,420
SOHO China, Ltd. (b)	1,432,000	251,358
Sohu.com, Ltd. ADR (b)	20,818	285,415
South Manganese Investment, Ltd. (b)(c)	933,139	76,517
Sumavision Technologies Co., Ltd. Class A	62,900	43,546

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sun King Technology Group, Ltd. (b)(c)	971,018	$201,545
Sunac Services Holdings, Ltd. (c)(d)	669,000	360,002
Sunflower Pharmaceutical Group Co., Ltd. Class A	37,100	124,295
Suning Universal Co., Ltd. Class A	201,000	95,869
Sunjuice Holdings Co., Ltd.	16,917	149,435
Sunward Intelligent Equipment Co., Ltd. Class A (b)	177,425	151,041
Suwen Electric Energy Technology Co., Ltd. Class A	7,300	52,016
Suzhou Anjie Technology Co., Ltd. Class A	56,100	100,137
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A (b)	160,200	112,298
Suzhou Good-Ark Electronics Co., Ltd. Class A	47,900	92,701
Suzhou Secote Precision Electronic Co., Ltd. Class A	14,100	61,198
Suzhou Weizhixiang Food Co., Ltd. Class A	5,200	54,925
SY Holdings Group, Ltd. (c)	293,639	235,891
Taiji Computer Corp., Ltd. Class A	30,700	124,817
Talkweb Information System Co., Ltd. Class A (b)	81,900	78,481
Tangrenshen Group Co., Ltd. Class A (b)	54,300	55,565
TCL Electronics Holdings, Ltd. (b)	657,988	263,871
Tech-Bank Food Co., Ltd. Class A (b)	88,300	77,977
Telling Telecommunication Holding Co., Ltd. Class A	61,100	86,013
Three Squirrels, Inc. Class A	25,800	80,060
Three's Co. Media Group Co., Ltd. Class A	6,456	83,018
Tian Lun Gas Holdings, Ltd. (c)	311,765	155,784
Tiangong International Co., Ltd. (c)	1,472,000	543,163
Tianjin Capital Environmental Protection Group Co., Ltd. Class A	133,670	117,657
Tianjin Development Holdings, Ltd.	62,000	11,916
Tianjin Port Development Holdings, Ltd.	480,000	35,055
Tianjin Ringpu Bio-Technology Co., Ltd. Class A	28,200	75,851
Tianjin You Fa Steel Pipe Group Stock Co., Ltd. Class A	81,412	69,894
Tianli International Holdings, Ltd. (c)	889,667	230,255
Tianneng Power International, Ltd. (c)	462,000	487,752
Security Description	Shares	Value
Tianrun Industry Technology Co., Ltd. Class A	70,500	$48,706
Tibet Cheezheng Tibetan Medicine Co., Ltd. Class A	11,800	38,970
Tibet Rhodiola Pharmaceutical Holding Co. Class A	10,900	56,589
Times China Holdings, Ltd. (b)(c)	597,000	115,500
TKD Science & Technology Co., Ltd. Class A	16,500	48,364
Tong Ren Tang Technologies Co., Ltd. Class H (c)	421,000	304,762
Tongdao Liepin Group (b)	149,400	175,721
Tongding Interconnection Information Co., Ltd. Class A (b)	52,700	34,581
Tongling Jingda Special Magnet Wire Co., Ltd. Class A	117,200	71,822
Tongyu Heavy Industry Co., Ltd. Class A	134,600	46,690
Top Resource Conservation & Environment Corp. Class A	48,400	83,875
Topsec Technologies Group, Inc. Class A	76,200	110,024
TPV Technology Co., Ltd. Class A (b)	253,400	72,150
TRS Information Technology Corp., Ltd. Class A	28,500	48,277
Truking Technology, Ltd. Class A	34,100	72,696
Tsaker New Energy Tech Co., Ltd. (d)	308,000	50,906
Tuya, Inc. ADR (b)(c)	97,987	187,155
Unilumin Group Co., Ltd. Class A	48,540	38,516
United Strength Power Holdings, Ltd. (c)	97,296	101,847
Up Fintech Holding, Ltd. ADR (b)(c)	70,235	239,501
Uxin, Ltd. (b)(c)	18,990	54,691
Venus MedTech Hangzhou, Inc. Class H (b)(c)(d)	201,000	367,236
Victory Giant Technology Huizhou Co., Ltd. Class A	45,700	85,471
Visionox Technology, Inc. Class A (b)	101,000	92,550
Visual China Group Co., Ltd. Class A	35,100	62,399
Viva Biotech Holdings (b)(c)(d)	761,051	170,640
Vnet Group, Inc. ADR (b)(c)	71,917	407,769
Wangneng Environment Co., Ltd. Class A	26,200	68,313
Wangsu Science & Technology Co., Ltd. Class A	106,000	85,488
Waterdrop, Inc. ADR (b)(c)	49,700	165,501
Weimob, Inc. (b)(c)(d)	1,485,000	1,267,157
Weiqiao Textile Co. Class H	406,319	83,295

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Wellhope Foods Co., Ltd. Class A (b)	71,300	$122,013
West China Cement, Ltd. (c)	2,360,761	278,272
Western Region Gold Co., Ltd. Class A	34,200	58,772
Winall Hi-Tech Seed Co., Ltd. Class A	36,000	83,771
Wonders Information Co., Ltd. Class A (b)	65,800	80,171
Wuhan Easydiagnosis Biomedicine Co., Ltd. Class A	8,200	67,875
Wuhan Fingu Electronic Technology Co., Ltd. Class A	25,900	34,477
Wuhan Jingce Electronic Group Co., Ltd. Class A	15,900	115,363
Wuhan Keqian Biology Co., Ltd. Class A	24,965	80,825
Wuxi Boton Technology Co., Ltd. Class A	30,300	60,566
Wuxi Xinje Electric Co., Ltd. Class A	13,465	88,199
XD, Inc. (b)	176,000	487,075
XGD, Inc. Class A (b)	13,500	23,551
Xiabuxiabu Catering Management China Holdings Co., Ltd. (c)(d)	489,344	556,746
Xiamen Kingdomway Group Co. Class A	38,100	114,099
Xi'an ChenXi Aviation Technology Corp., Ltd. Class A (b)	16,500	41,781
Xi'an Sinofuse Electric Co., Ltd. Class A	4,100	96,585
Xilinmen Furniture Co., Ltd. Class A	31,400	129,569
Xingda International Holdings, Ltd.	370,000	74,427
Xinhua Winshare Publishing and Media Co., Ltd. Class H	338,522	228,574
Xinhuanet Co., Ltd. Class A	37,400	93,948
Xinjiang Communications Construction Group Co., Ltd. Class A	27,100	48,099
Xinjiang Xintai Natural Gas Co., Ltd. Class A	22,720	71,488
Xinjiang Xinxin Mining Industry Co., Ltd. Class H (b)	675,724	106,489
Xinxiang Richful Lube Additive Co., Ltd. Class A	8,300	147,925
Xinzhi Group Co., Ltd. Class A	13,500	25,541
YaGuang Technology Group Co., Ltd. Class A (b)	61,900	52,874
Yango Group Co., Ltd. Class A (b)	222,800	60,540
Yankershop Food Co., Ltd. Class A	11,600	181,557
Yanlord Land Group, Ltd.	553,349	420,829
Security Description	Shares	Value
Yantai China Pet Foods Co., Ltd. Class A	21,900	$70,617
Yantai Dongcheng Pharmaceutical Co., Ltd. Class A	42,500	101,722
YanTai Shuangta Food Co., Ltd. Class A (b)	57,300	51,844
Yantai Tayho Advanced Materials Co., Ltd. Class A	24,800	76,025
Yantai Zhenghai Bio-tech Co., Ltd.	9,700	60,285
Yantai Zhenghai Magnetic Material Co., Ltd. Class A (b)	41,300	74,794
Yatsen Holding, Ltd. ADR (b)(c)	198,334	289,568
Yeahka, Ltd. (b)(c)	163,821	439,727
YGSOFT, Inc. Class A	79,026	86,692
Yibin Tianyuan Group Co., Ltd. Class A	37,000	36,151
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H (b)(c)(d)	214,600	178,720
Yidu Tech, Inc. (b)(c)(d)	386,800	302,306
Yipinhong Pharmaceutical Co., Ltd. Class A	17,700	88,464
Yixin Group, Ltd. (b)(c)(d)	2,084,000	259,000
Yotrio Group Co., Ltd. Class A	175,780	92,986
Youdao, Inc. ADR (b)	17,409	93,660
Youzu Interactive Co., Ltd. Class A (b)	49,900	66,785
Yuexiu Transport Infrastructure, Ltd.	797,013	433,994
Yunnan Lincang Xinyuan Germanium Industrial Co., Ltd. Class A (b)	27,100	36,505
Yusys Technologies Co., Ltd. Class A	42,400	86,101
Zall Smart Commerce Group, Ltd. (b)(c)	3,282,000	168,201
ZBOM Home Collection Co., Ltd. Class A	30,100	116,940
Zhe Jiang Li Zi Yuan Food Co., Ltd. Class A	17,900	60,617
Zhejiang Ausun Pharmaceutical Co., Ltd. Class A	23,700	81,525
Zhejiang Communications Technology Co., Ltd.	97,000	74,304
ZheJiang Dali Technology Co., Ltd. Class A	32,500	61,629
Zhejiang Garden Bio-Chemical High-tech Co., Ltd. Class A	17,300	35,981
Zhejiang Hailide New Material Co., Ltd. Class A	59,000	50,909
Zhejiang Hisoar Pharmaceutical Co., Ltd. Class A	79,100	80,142
Zhejiang Huace Film & Television Co., Ltd. Class A	111,500	85,895
Zhejiang Jiecang Linear Motion Technology Co., Ltd. Class A	24,200	89,401

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Zhejiang Jiemei Electronic & Technology Co., Ltd. Class A	21,480	$87,642
Zhejiang Jingu Co., Ltd. Class A (b)	55,300	48,276
Zhejiang Jingxin Pharmaceutical Co., Ltd. Class A	39,960	70,346
Zhejiang Jinke Tom Culture Industry Co., Ltd. Class A (b)	191,679	87,267
Zhejiang Meida Industrial Co., Ltd. Class A	41,700	66,779
Zhejiang Orient Financial Holdings Group Co., Ltd. Class A	222,700	114,909
Zhejiang Qianjiang Motorcycle Co., Ltd. Class A (b)	43,500	116,187
Zhejiang Runtu Co., Ltd. Class A	52,600	55,118
Zhejiang Shibao Co., Ltd. Class A (b)	30,500	40,864
Zhejiang Southeast Space Frame Co., Ltd. Class A	55,700	50,154
Zhejiang Starry Pharmaceutical Co., Ltd. Class A	21,520	60,869
Zhejiang Tianyu Pharmaceutical Co., Ltd. Class A	23,800	87,786
Zhejiang Wanliyang Co., Ltd. Class A (b)	104,600	121,701
Zhejiang Wanma Co., Ltd. Class A	51,600	61,528
Zhejiang Wansheng Co., Ltd. Class A	33,400	57,108
Zhejiang Weixing Industrial Development Co., Ltd. Class A	42,800	62,602
Zhejiang Windey Co., Ltd. Class A	36,900	79,306
Zhejiang Xianju Pharmaceutical Co., Ltd. Class A	44,100	72,025
Zhejiang Yasha Decoration Co., Ltd. Class A	107,800	68,555
Zhejiang Yinlun Machinery Co., Ltd. Class A	39,000	69,952
Zhenro Properties Group, Ltd. (b)	1,472,000	82,983
Zhihu, Inc. ADR (b)(c)	288,904	375,575
Zhonghong Pulin Medical Products Co., Ltd. Class A	14,300	38,815
Zhongliang Holdings Group Co., Ltd. (b)	841,500	80,862
Zhongshan Public Utilities Group Co., Ltd. Class A	33,600	34,140
Zhongtian Financial Group Co., Ltd. Class A (b)	493,900	107,791
Zhou Hei Ya International Holdings Co., Ltd. (b)(c)(d)	660,500	475,597
ZJMI Environmental Energy Co., Ltd. Class A	17,500	40,924
Security Description	Shares	Value
Zylox-Tonbridge Medical Technology Co., Ltd. (b)(d)	64,000	$105,287
		106,442,007
COLOMBIA — 0.2%
Cementos Argos SA	429,244	318,687
Corp. Financiera Colombiana SA (b)	35,766	110,642
Geopark, Ltd.	34,635	535,111
Procaps Group SA (b)	3,900	20,475
		984,915
CZECH REPUBLIC — 0.2%
Colt CZ Group SE (c)	3,799	92,659
Moneta Money Bank A/S (d)	190,636	640,170
Philip Morris CR A/S (c)	659	486,854
		1,219,683
EGYPT — 0.5%
Abou Kir Fertilizers & Chemical Industries	192,536	301,695
Cairo Investment & Real Estate Development Co. SAE	205,238	107,780
Cleopatra Hospital (b)	522,954	112,386
Credit Agricole Egypt SAE	268,457	91,745
Eastern Co. SAE	675,199	390,309
E-Finance for Digital & Financial Investments	314,643	241,622
Egypt Kuwait Holding Co. SAE	125,099	159,286
Egyptian Financial Group-Hermes Holding Co. (b)	673,023	486,110
ElSewedy Electric Co. (b)	332,633	161,244
Ezz Steel Co SAE	112,111	105,295
Fawry for Banking & Payment Technology Services SAE (b)	994,094	210,424
Heliopolis Housing	289,471	93,080
Medinet Nasr Housing (b)	843,907	110,794
Misr Fertilizers Production Co. SAE	20,267	116,575
Palm Hills Developments SAE	1,739,702	137,743
Talaat Moustafa Group	914,471	369,039
Telecom Egypt Co.	208,497	211,403
		3,406,530
GREECE — 0.9%
Aegean Airlines SA (b)	12,850	72,548
Athens Water Supply & Sewage Co. SA	12,384	89,874
Autohellas Tourist and Trading SA	1,784	19,725
Danaos Corp.	9,023	475,151
Diana Shipping, Inc.	42,232	164,705
Ellaktor SA (b)	14,451	26,990
Epsilon Net SA	4,987	34,276
FF Group (b)(e)	24,815	—
Fourlis Holdings SA	55,646	193,012

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
GEK Terna Holding Real Estate Construction SA (b)	50,887	$591,969
Hellenic Exchanges - Athens Stock Exchange SA	48,084	159,085
Helleniq Energy Holdings SA	26,421	214,021
Holding Co. ADMIE IPTO SA	129,212	234,432
Intracom Holdings SA (b)	53,025	102,430
LAMDA Development SA (b)	55,234	344,849
Motor Oil Hellas Corinth Refineries SA	57,333	1,335,136
OceanPal, Inc.	4,867	5,402
Piraeus Financial Holdings SA (b)	442,009	678,353
Quest Holdings SA	3,922	19,715
Safe Bulkers, Inc. (c)	64,097	186,522
Sarantis SA	19,880	137,698
Terna Energy SA	34,862	758,268
Tsakos Energy Navigation, Ltd.	15,339	259,689
		6,103,850
HONG KONG — 1.0%
CT Environmental Group Ltd (c)(e)	3,217,900	—
AAG Energy Holdings, Ltd. (d)	691,923	153,368
Agritrade Resources Ltd. (e)	1,595,000	—
Anxin-China Holdings, Ltd. (e)	2,248,000	—
China Boton Group Co., Ltd. (b)	260,000	92,275
China High Precision Automation Group, Ltd. (b)(e)	1,226,000	—
China High Speed Transmission Equipment Group Co., Ltd. (b)(c)	335,000	150,654
China Investment Fund Co., Ltd. (b)	760,464	331,274
China Lumena New Materials Corp. (c)(e)	104,532	—
China Merchants Commercial Real Estate Investment Trust (c)	433,000	110,401
China Metal Recycling Holdings, Ltd. (c)(e)	693,675	—
Chongsing Holdings,Ltd. (c)(e)	9,212,000	—
Citychamp Watch & Jewellery Group, Ltd. (b)	798,000	124,736
Comba Telecom Systems Holdings, Ltd. (c)	1,470,690	252,497
Concord New Energy Group, Ltd.	7,390,000	653,316
Crystal International Group, Ltd. (d)	345,500	107,568
Digital China Holdings, Ltd.	684,000	333,019
GR Properties, Ltd. (b)	794,000	95,627
Grand Pharmaceutical Group, Ltd. Class A (c)	843,500	497,133
Guotai Junan International Holdings, Ltd. (c)	2,250,973	207,650
Security Description	Shares	Value
Gushengtang Holdings, Ltd. (b)	71,300	$461,329
Hi Sun Technology China, Ltd. (b)(c)	1,104,000	120,231
Huiyuan Juice Group, Ltd. (e)	1,494,400	—
IBO Technology Co., Ltd. (b)	342,000	68,795
IMAX China Holding, Inc. (c)(d)	94,300	85,179
IVD Medical Holding, Ltd. (c)	329,000	82,619
Joy Spreader Group, Inc. (b)(c)	1,242,607	342,296
Kingkey Financial International Holdings, Ltd. (b)	2,810,191	331,248
Melco Resorts And Entertainment Philippines Corp.	1	32,524
MH Development NPV (c)(e)	276,000	—
National Agricultural Holdings, Ltd. (c)	396,000	—
Nissin Foods Co., Ltd. (c)	139,000	119,144
Perennial Energy Holdings, Ltd.	632,162	57,507
Pou Sheng International Holdings, Ltd.	1,550,812	149,022
Realgold Mining (c)(e)	251,500	—
Skyworth Group, Ltd. (c)	980,000	420,631
Solargiga Energy Holdings, Ltd.	962,000	33,895
SSY Group, Ltd.	898,000	495,888
Symphony Holdings, Ltd.	350,000	39,911
Tech-Pro, Inc. (c)(e)	6,035,100	—
Time Interconnect Technology, Ltd.	368,000	65,066
United Laboratories International Holdings, Ltd.	700,500	439,779
Wasion Holdings, Ltd.	302,000	100,603
Zhaoke Ophthalmology, Ltd. (b)(c)(d)	404,375	156,466
		6,711,651
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	413,989	374,030
Opus Global Nyrt (b)	136,308	42,867
		416,897
INDIA — 16.6%
3i Infotech, Ltd. (b)	137,449	67,703
Aarti Drugs, Ltd.	30,923	171,977
Action Construction Equipment, Ltd.	31,622	116,141
ADF Foods, Ltd.	5,071	47,808
Aditya Birla Sun Life Asset Management Co., Ltd.	24,522	134,867
Advanced Enzyme Technologies, Ltd.	30,799	104,537
Aegis Logistics, Ltd.	109,038	458,202
Affle India, Ltd. (b)	39,609	518,393
Agro Tech Foods, Ltd.	8,666	87,823
Ahluwalia Contracts India, Ltd.	15,879	91,353
Akzo Nobel India, Ltd.	8,615	231,130

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Alembic Pharmaceuticals, Ltd.	40,023	$277,157
Alkyl Amines Chemicals	9,465	304,532
Allcargo Logistics, Ltd.	49,565	241,714
Alok Industries, Ltd. (b)	812,852	152,784
Amara Raja Batteries, Ltd.	67,234	464,657
Amber Enterprises India, Ltd. (b)	12,035	275,134
AMI Organics, Ltd.	5,167	60,292
Amrutanjan Health Care, Ltd.	12,314	105,770
Andhra Sugars, Ltd.	23,277	37,491
Angel One, Ltd.	29,636	469,759
Anupam Rasayan India, Ltd.	13,677	112,327
Apar Industries, Ltd.	17,791	385,604
Apcotex Industries, Ltd.	10,925	61,545
Apollo Pipes, Ltd.	10,386	64,980
Apollo Tyres, Ltd.	246,842	967,616
Aptus Value Housing Finance India, Ltd.	56,277	206,660
Arvind Fashions, Ltd. (b)	48,104	201,126
Arvind, Ltd. (b)	125,436	135,928
Asahi India Glass, Ltd.	78,491	496,202
Ashoka Buildcon, Ltd. (b)	117,800	127,653
Astec Lifesciences, Ltd.	3,414	72,258
Aster DM Healthcare, Ltd. (b)(d)	148,911	415,972
Astra Microwave Products, Ltd.	57,569	198,809
AstraZeneca Pharma India, Ltd.	5,800	231,155
Automotive Axles, Ltd.	543	12,988
Avanti Feeds, Ltd.	21,462	99,968
Azure Power Global, Ltd. (b)(c)	13,042	56,211
Bajaj Consumer Care, Ltd.	51,692	103,909
Bajaj Electricals, Ltd.	29,915	439,125
Bajaj Hindusthan Sugar, Ltd. (b)	566,946	117,871
Balaji Amines, Ltd.	7,079	231,785
Balmer Lawrie & Co., Ltd.	65,551	99,083
Balrampur Chini Mills, Ltd.	162,156	777,655
Bank of Maharashtra	512,620	189,607
Barbeque Nation Hospitality, Ltd. (b)	13,967	163,095
BASF India, Ltd.	7,393	251,977
BEML, Ltd.	14,680	260,542
BEML, Ltd.	14,552	65,953
Best Agrolife, Ltd.	4,727	87,041
Bhansali Engineering Polymers, Ltd.	41,931	54,333
Bharat Dynamics, Ltd.	53,084	605,785
Bharat Rasayan, Ltd.	546	65,559
Birla Corp., Ltd.	18,793	222,686
Birlasoft, Ltd.	185,256	668,986
BLS International Services, Ltd.	60,312	120,507
Blue Star, Ltd.	47,317	686,076
Bombay Burmah Trading Co.	9,619	105,468
Bombay Dyeing & Manufacturing Co., Ltd. (b)	105,914	101,459
Security Description	Shares	Value
Borosil Renewables, Ltd. (b)	35,090	$215,744
Borosil, Ltd. (b)	19,972	88,055
Brigade Enterprises, Ltd.	100,997	567,734
Brightcom Group, Ltd.	731,630	260,001
Brookfield India Real Estate Trust REIT (d)	88,883	309,517
Camlin Fine Sciences, Ltd. (b)	73,343	141,934
Campus Activewear, Ltd. (b)	26,207	130,940
Can Fin Homes, Ltd.	68,713	444,396
Caplin Point Laboratories, Ltd.	18,360	158,300
Capri Global Capital, Ltd.	25,282	229,809
Carborundum Universal, Ltd.	78,963	835,349
CARE Ratings, Ltd.	14,615	107,214
Cartrade Tech, Ltd. (b)	14,480	82,026
Carysil, Ltd.	12,306	69,674
Castrol India, Ltd.	343,698	511,621
CCL Products India, Ltd.	58,112	371,972
CE Info Systems, Ltd.	6,233	78,397
Ceat, Ltd.	13,503	268,085
Central Bank of India, Ltd. (b)	524,048	203,652
Century Plyboards India, Ltd.	49,806	309,745
Century Textiles & Industries, Ltd.	40,632	351,926
Cera Sanitaryware, Ltd.	3,674	231,254
CESC, Ltd.	443,301	409,382
Chalet Hotels, Ltd. (b)	76,046	319,470
Chambal Fertilisers & Chemicals, Ltd.	112,566	422,071
Chemplast Sanmar, Ltd. (b)	47,344	263,044
Chennai Petroleum Corp., Ltd.	25,619	64,040
Chennai Super Kings Cricket, Ltd. (e)	418,560	—
Cholamandalam Financial Holdings, Ltd.	70,927	472,004
Cigniti Technologies, Ltd.	17,347	110,544
City Union Bank, Ltd.	300,462	655,184
CMS Info Systems, Ltd.	23,554	88,986
Cochin Shipyard, Ltd. (d)	38,770	250,367
Computer Age Management Services, Ltd.	25,566	686,555
Cosmo First, Ltd.	10,136	93,752
Craftsman Automation, Ltd.	4,561	192,603
CSB Bank, Ltd. (b)	44,543	127,846
Cyient, Ltd.	59,577	584,068
Dalmia Bharat Sugar & Industries, Ltd.	18,312	84,411
Data Patterns India, Ltd.	11,602	153,639
DCB Bank, Ltd.	87,031	133,287
DCM Shriram, Ltd.	35,691	387,799
Deepak Fertilisers & Petrochemicals Corp., Ltd.	42,047	363,623
Delta Corp., Ltd.	52,956	136,215
Dhampur Sugar Mills, Ltd.	26,819	80,574
Dhani Services, Ltd. (b)	266,441	133,333
Dhanuka Agritech, Ltd.	3,829	32,991
Dilip Buildcon, Ltd. (d)	26,163	68,625
Dish TV India, Ltd. (b)	915,811	203,686

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Dishman Carbogen Amcis, Ltd. (b)	55,087	$63,191
Dwarikesh Sugar Industries, Ltd.	106,140	134,904
Easy Trip Planners, Ltd. (b)	400,808	255,319
eClerx Services, Ltd.	16,641	257,339
Edelweiss Financial Services, Ltd.	414,179	320,660
EID Parry India, Ltd.	74,209	509,991
EIH, Ltd. (b)	131,021	280,793
EKI Energy Services, Ltd.	5,074	79,207
Elecon Engineering Co., Ltd.	27,178	119,776
Electrosteel Castings, Ltd.	185,938	86,417
Elgi Equipments, Ltd.	159,520	808,880
Engineers India, Ltd.	154,517	147,270
EPL ,Ltd.	76,481	157,760
Equitas Holdings, Ltd. (b)	121,662	184,339
Equitas Small Finance Bank, Ltd. (b)(d)	201,487	142,110
Eris Lifesciences, Ltd. (d)	17,777	139,081
ESAB India, Ltd.	4,952	247,818
Eureka Forbes, Ltd. (b)	34,720	201,907
Eveready Industries India, Ltd. (b)	33,874	148,406
Exide Industries, Ltd.	340,745	742,406
Fairchem Organics, Ltd.	3,090	49,846
FDC, Ltd. (b)	47,403	155,193
Fertilisers & Chemicals Travancore, Ltd. (b)	27,948	126,126
Filatex India, Ltd.	138,382	76,944
Fineotex Chemical, Ltd.	19,481	59,493
Finolex Cables, Ltd.	60,629	400,871
Finolex Industries, Ltd.	204,355	462,658
Firstsource Solutions, Ltd.	226,891	280,563
Future Retail, Ltd. (b)	144,037	5,310
G R Infraprojects, Ltd.	5,750	79,227
Gabriel India, Ltd.	79,651	178,933
Galaxy Surfactants, Ltd.	7,454	221,498
Garware Hi-Tech Films, Ltd.	4,040	32,071
Garware Technical Fibres, Ltd.	5,356	201,719
Gateway Distriparks, Ltd.	255,139	208,941
Gati, Ltd. (b)	53,066	92,527
GE T&D India, Ltd. (b)	78,334	109,221
GHCL, Ltd.	59,208	365,282
Glenmark Life Sciences, Ltd.	5,836	29,639
Glenmark Pharmaceuticals, Ltd.	93,610	479,931
Globus Spirits, Ltd.	9,535	96,825
GMM Pfaudler, Ltd.	14,577	276,114
Go Fashion India, Ltd. (b)	10,717	155,081
Godawari Power and Ispat, Ltd.	29,326	132,238
Godfrey Phillips India, Ltd.	14,209	339,845
Godrej Agrovet, Ltd. (d)	26,735	151,788
Godrej Industries, Ltd. (b)	41,368	214,966
Gokaldas Exports, Ltd. (b)	27,209	120,258
Granules India, Ltd.	140,274	540,546
Security Description	Shares	Value
Graphite India, Ltd.	52,781	$238,194
Great Eastern Shipping Co., Ltd.	90,262	731,981
Greaves Cotton, Ltd.	96,704	163,940
Greenlam Industries, Ltd.	40,492	157,700
Greenpanel Industries, Ltd.	43,024	175,440
Greenply Industries, Ltd.	63,139	110,396
Gujarat Alkalies & Chemicals, Ltd.	12,232	113,419
Gujarat Ambuja Exports, Ltd.	75,011	231,888
Gujarat Mineral Development Corp., Ltd.	44,053	78,090
Gujarat Narmada Valley Fertilizers & Chemicals, Ltd.	62,605	421,503
Gujarat Pipavav Port, Ltd.	164,954	200,684
Gujarat State Fertilizers & Chemicals, Ltd.	211,920	357,982
Gujarat State Petronet, Ltd.	201,322	641,709
Happiest Minds Technologies, Ltd.	46,121	491,259
Hathway Cable & Datacom, Ltd. (b)	505,652	105,739
Hawkins Cookers, Ltd.	778	58,968
HealthCare Global Enterprises, Ltd. (b)	45,955	159,673
HEG, Ltd.	11,165	139,053
HeidelbergCement India, Ltd.	58,862	133,405
Hemisphere Properties India, Ltd. (b)	78,471	102,393
Heritage Foods, Ltd.	21,997	95,374
Hester Biosciences, Ltd.	3,386	73,329
HFCL, Ltd.	592,356	527,700
HG Infra Engineering, Ltd.	13,861	103,861
Hikal, Ltd.	26,268	130,213
HIL, Ltd.	2,921	91,733
Himadri Speciality Chemical, Ltd.	172,768	210,504
Hinduja Global Solutions, Ltd.	10,230	164,486
Hindustan Construction Co., Ltd. (b)	855,068	207,746
Hindustan Copper, Ltd.	237,752	314,972
Hindustan Foods, Ltd. (b)	18,158	134,007
Hindustan Oil Exploration Co., Ltd. (b)	79,041	131,225
Hindware Home Innovation, Ltd.	22,799	122,359
Hitachi Energy India, Ltd.	8,545	345,740
Hle Glascoat, Ltd.	26,314	211,342
Home First Finance Co. India, Ltd. (b)(d)	23,455	207,432
Housing & Urban Development Corp., Ltd.	300,203	189,056
ICICI Securities, Ltd. (d)	55,761	335,220
ICRA, Ltd.	2,254	124,944
IDFC, Ltd.	944,250	927,928
IFB Industries, Ltd. (b)	6,504	70,889
IFCI, Ltd. (b)	679,016	113,265

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
IIFL Finance, Ltd.	132,852	$772,735
IIFL Securities, Ltd.	87,039	67,596
IIFL Wealth Management, Ltd.	26,791	575,296
India Cements, Ltd.	259,677	685,682
India Glycols, Ltd.	10,771	99,937
India Pesticides, Ltd.	8,959	27,273
Indiabulls Housing Finance, Ltd. (b)	294,513	550,721
Indiabulls Real Estate, Ltd. (b)	375,964	368,556
IndiaMart InterMesh, Ltd. (d)	10,787	563,211
Indian Energy Exchange, Ltd. (d)	319,585	540,818
Indigo Paints, Ltd.	7,517	118,357
Indo Count Industries, Ltd.	61,907	100,684
Indoco Remedies, Ltd.	30,880	151,787
Infibeam Avenues, Ltd.	1,047,860	210,256
Ingersoll Rand India, Ltd.	8,480	196,896
Inox Leisure, Ltd. (b)	71,055	429,096
Intellect Design Arena, Ltd.	66,882	360,725
IOL Chemicals & Pharmaceuticals, Ltd.	12,547	56,608
ION Exchange India, Ltd.	4,739	156,929
IRB Infrastructure Developers, Ltd.	97,161	341,584
IRCON International, Ltd. (d)	310,743	224,428
ISGEC Heavy Engineering Ltd.	16,157	93,509
ITD Cementation India, Ltd.	125,421	180,559
J Kumar Infraprojects, Ltd.	59,582	196,110
Jain Irrigation Systems, Ltd. (b)	334,268	135,760
Jaiprakash Associates, Ltd. (b)	1,028,518	124,322
Jaiprakash Power Ventures, Ltd. (b)	3,403,744	310,628
Jammu & Kashmir Bank, Ltd. (b)	248,792	170,513
Jamna Auto Industries, Ltd.	182,722	231,357
JB Chemicals & Pharmaceuticals, Ltd.	27,713	651,371
JBM Auto, Ltd.	7,604	47,427
Jindal Poly Films, Ltd.	8,179	78,740
Jindal Saw, Ltd.	128,793	161,205
Jindal Stainless, Ltd. (b)	101,410	293,149
JK Lakshmi Cement, Ltd.	45,883	452,757
JK Paper, Ltd.	60,583	299,583
JK Tyre & Industries, Ltd.	86,821	193,256
JM Financial, Ltd.	255,739	221,024
Johnson Controls-Hitachi Air Conditioning India, Ltd. (b)	7,259	96,794
Jubilant Ingrevia, Ltd.	55,566	355,003
Jubilant Pharmova, Ltd.	61,895	280,372
Just Dial, Ltd. (b)	15,297	111,108
Jyothy Labs, Ltd.	105,710	261,751
Kalpataru Power Transmission, Ltd.	56,722	383,197
Kalyan Jewellers India, Ltd. (b)	188,646	288,567
Karnataka Bank, Ltd.	85,443	157,140
Karur Vysya Bank, Ltd.	254,256	348,054
KCP Ltd	56,693	78,019
Security Description	Shares	Value
KEC International, Ltd.	89,570	$535,330
KEI Industries, Ltd.	40,424	715,690
Kennametal India, Ltd.	1,843	49,659
Kiri Industries, Ltd. (b)	24,344	138,713
Kirloskar Brothers, Ltd.	17,056	66,818
Kirloskar Ferrous Industries, Ltd.	29,979	128,370
Kirloskar Oil Engines, Ltd.	34,863	135,946
KNR Constructions, Ltd.	98,595	303,722
KPIT Technologies, Ltd.	114,688	976,297
KRBL, Ltd.	36,095	170,658
Krishna Institute of Medical Sciences, Ltd. (b)(d)	22,669	423,979
Krsnaa Diagnostics, Ltd.	4,396	24,491
KSB, Ltd.	8,275	193,427
LA Opala RG, Ltd.	45,588	210,472
Lakshmi Machine Works, Ltd.	4,424	648,790
Latent View Analytics, Ltd. (b)	36,211	162,475
Laxmi Organic Industries, Ltd.	45,412	162,974
Lemon Tree Hotels, Ltd. (b)(d)	335,581	347,426
LG Balakrishnan & Bros, Ltd.	21,642	179,966
Lloyds Metals & Energy, Ltd.	52,806	156,573
LT Foods, Ltd.	141,642	197,833
LUX Industries, Ltd. (b)	5,368	106,585
Mahanagar Gas, Ltd.	39,735	402,609
Maharashtra Scooters, Ltd.	2,642	147,129
Maharashtra Seamless, Ltd.	22,626	88,680
Mahindra CIE Automotive, Ltd.	85,972	357,584
Mahindra Holidays & Resorts India, Ltd. (b)	73,038	237,972
Mahindra Lifespace Developers, Ltd.	62,598	275,309
Mahindra Logistics, Ltd. (d)	24,557	148,951
Maithan Alloys, Ltd.	7,623	93,304
Man Infraconstruction, Ltd.	53,635	48,105
Manali Petrochemicals, Ltd.	82,824	81,743
Manappuram Finance, Ltd.	375,062	526,574
Mangalore Refinery & Petrochemicals, Ltd. (b)	252,283	171,075
Marksans Pharma, Ltd.	202,367	142,486
MAS Financial Services, Ltd. (d)	12,060	118,180
Mastek, Ltd.	10,321	213,219
Matrimony.com, Ltd. (d)	10,833	76,445
Mayur Uniquoters, Ltd.	6,731	33,529
Mazagon Dock Shipbuilders, Ltd.	55,467	531,774
Medplus Health Services, Ltd. (b)	17,327	128,513
Meghmani Finechem, Ltd. (b)	7,275	109,771
Meghmani Organics, Ltd.	71,600	95,937
Metropolis Healthcare, Ltd. (d)	18,616	298,716
Minda Corp., Ltd.	106,158	262,476
Mirza International, Ltd. (b)	19,360	57,895
Mishra Dhatu Nigam, Ltd. (d)	56,763	148,889
MM Forgings, Ltd.	4,857	48,224
MMTC, Ltd. (b)	164,563	75,190

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
MOIL, Ltd.	66,707	$129,858
Mold-Tek Packaging, Ltd.	11,231	127,874
Morepen Laboratories, Ltd. (b)	226,118	103,452
Motilal Oswal Financial Services, Ltd.	22,347	185,397
Mrs Bectors Food Specialities, Ltd.	25,120	127,437
MTAR Technologies, Ltd.	10,224	199,895
Multi Commodity Exchange of India, Ltd.	19,093	358,689
Narayana Hrudayalaya, Ltd.	54,963	505,217
Natco Pharma, Ltd.	64,082	435,050
National Aluminium Co., Ltd.	651,803	633,446
Nava, Ltd.	93,690	278,137
Navneet Education, Ltd.	97,431	147,153
Nazara Technologies, Ltd. (b)	26,835	188,361
NBCC India, Ltd.	425,122	199,380
NCC, Ltd.	296,479	300,672
Neogen Chemicals, Ltd.	7,036	106,365
NESCO, Ltd.	24,350	179,615
Network18 Media & Investments, Ltd. (b)	240,034	191,783
Neuland Laboratories, Ltd.	5,776	116,382
New India Assurance Co., Ltd. (d)	150,275	228,419
Newgen Software Technologies, Ltd.	19,249	83,809
NIIT, Ltd.	60,137	226,940
Nilkamal, Ltd.	2,919	66,576
NLC India, Ltd.	233,488	242,999
NOCIL, Ltd.	84,224	237,208
Nuvoco Vistas Corp., Ltd. (b)	70,076	309,214
Olectra Greentech, Ltd.	28,394	169,873
Orient Cement, Ltd.	87,985	130,866
Orient Electric, Ltd.	94,240	300,274
Orissa Minerals Development Co. Ltd (b)	3,098	109,288
Paisalo Digital, Ltd.	232,145	216,487
Paushak, Ltd.	260	25,655
PC Jeweller, Ltd. (b)	125,718	126,736
PCBL, Ltd.	122,183	191,479
PNB Housing Finance, Ltd. (b)(d)	21,450	138,337
PNC Infratech, Ltd.	85,610	298,388
Poly Medicure, Ltd.	33,155	359,824
Polyplex Corp., Ltd.	11,362	218,794
Praj Industries, Ltd.	90,663	390,301
Pricol, Ltd. (b)	38,907	89,755
Prince Pipes & Fittings, Ltd.	26,779	193,001
Prism Johnson, Ltd. (b)	64,721	81,635
Privi Speciality Chemicals, Ltd.	6,421	88,740
Procter & Gamble Health, Ltd.	6,130	292,903
PTC India, Ltd.	253,747	249,054
Punjab Chemicals & Crop Protection, Ltd.	5,123	70,132
PVR, Ltd. (b)	38,568	801,919
Quess Corp., Ltd. (d)	52,035	259,043
Security Description	Shares	Value
Radico Khaitan, Ltd.	57,264	$700,762
Rail Vikas Nigam, Ltd.	496,640	409,714
Railtel Corp. of India, Ltd.	89,028	136,399
Rain Industries, Ltd.	134,452	277,420
Rainbow Children's Medicare, Ltd.	20,707	185,019
Rajratan Global Wire, Ltd.	10,604	114,397
Rallis India, Ltd.	76,430	223,895
Ramco Industries, Ltd.	5,576	10,801
Ramkrishna Forgings, Ltd.	61,358	194,984
Rashtriya Chemicals & Fertilizers, Ltd.	131,145	213,291
Rategain Travel Technologies, Ltd. (b)	22,042	76,027
Ratnamani Metals & Tubes, Ltd.	17,616	416,509
RattanIndia Infrastructure, Ltd. (b)	247,546	126,571
RattanIndia Power, Ltd. (b)	1,511,343	72,160
Raymond, Ltd.	40,416	718,480
RBL Bank, Ltd. (b)(d)	328,203	711,708
Redington, Ltd.	538,348	1,176,518
Reliance Industrial Infrastructure, Ltd.	3,245	37,041
Reliance Infrastructure, Ltd. (b)	193,791	322,556
Reliance Power, Ltd. (b)	1,889,975	327,827
Religare Enterprises, Ltd. (b)	72,338	151,837
Responsive Industries, Ltd.	87,340	123,731
Restaurant Brands Asia, Ltd. (b)	188,804	255,033
Rhi Magnesita India, Ltd.	29,906	303,506
RITES, Ltd.	71,931	294,967
Rolex Rings, Ltd. (b)	3,487	76,050
Rossari Biotech, Ltd.	10,495	92,245
Route Mobile, Ltd.	17,788	261,369
RPSG Ventures, Ltd. (b)	14,314	77,972
Rupa & Co., Ltd.	18,390	62,530
Safari Industries India, Ltd.	11,003	223,797
Sanofi India, Ltd.	5,546	392,373
Sansera Engineering, Ltd. (d)	8,654	77,868
Sapphire Foods India, Ltd. (b)	14,601	236,020
Sarda Energy & Minerals, Ltd.	4,308	54,257
Saregama India, Ltd.	54,733	254,975
Sasken Technologies, Ltd.	8,297	90,963
Schneider Electric Infrastructure, Ltd. (b)	66,823	133,274
Sequent Scientific, Ltd. (b)	75,587	80,037
Sharda Cropchem, Ltd.	31,733	197,521
Share India Securities, Ltd.	4,835	73,165
Sheela Foam, Ltd. (b)	9,068	142,334
Sheela Foam, Ltd.	9,068	142,334
Shilpa Medicare, Ltd.	29,811	100,301
Shipping Corp. of India, Ltd.	129,515	212,832
Shoppers Stop, Ltd. (b)	45,695	391,802
Shree Renuka Sugars, Ltd. (b)	448,579	315,301
Shyam Metalics & Energy, Ltd.	7,358	27,892
SIS, Ltd. (b)	31,535	149,727

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Siyaram Silk Mills, Ltd.	6,157	$39,158
SJVN, Ltd.	241,057	99,797
Sobha, Ltd.	27,454	191,179
Solara Active Pharma Sciences, Ltd. (b)	12,951	67,346
Somany Ceramics, Ltd.	11,083	63,627
Sonata Software, Ltd.	58,555	398,978
South Indian Bank, Ltd. (b)	603,388	137,117
Spandana Sphoorty Financial, Ltd. (b)	13,587	96,585
SpiceJet, Ltd. (b)	217,470	101,861
Star Cement, Ltd. (b)	146,943	199,731
Sterling and Wilson Renewable (b)	35,119	113,448
Sterlite Technologies, Ltd.	135,494	287,841
Stove Kraft, Ltd. (b)	11,217	68,661
Strides Pharma Science, Ltd. (b)	50,646	214,173
Subex, Ltd. (b)	396,217	162,357
Sudarshan Chemical Industries, Ltd.	29,016	136,680
Sun Pharma Advanced Research Co., Ltd. (b)	45,859	115,631
Sundaram-Clayton, Ltd.	3,085	186,592
Sunteck Realty, Ltd.	43,132	171,944
Suprajit Engineering, Ltd.	56,001	223,381
Supreme Petrochem, Ltd.	22,059	210,964
Supriya Lifescience, Ltd.	12,222	34,725
Surya Roshni, Ltd.	14,846	87,949
Suven Pharmaceuticals, Ltd.	72,446	433,380
Suzlon Energy, Ltd. (b)	5,035,307	645,162
Swan Energy, Ltd.	49,186	181,898
Swaraj Engines, Ltd.	1,382	25,966
Symphony, Ltd.	16,350	178,836
Tamil Nadu Newsprint & Papers, Ltd.	8,553	24,264
Tanla Platforms, Ltd.	50,656	437,461
Tarsons Products, Ltd. (b)	9,220	77,394
Tasty Bite Eatables, Ltd.	235	29,849
Tata Coffee, Ltd.	58,212	153,112
Tata Investment Corp., Ltd.	17,836	454,987
Tata Metaliks, Ltd.	7,916	76,524
Tata Steel Long Products, Ltd.	1,994	16,326
Tatva Chintan Pharma Chem, Ltd.	1,860	48,353
TCI Express, Ltd.	10,032	217,501
TCNS Clothing Co., Ltd. (b)(d)	19,534	123,820
TeamLease Services, Ltd. (b)	8,302	253,149
Techno Electric & Engineering Co., Ltd.	17,828	71,103
Tejas Networks, Ltd. (b)(d)	39,853	278,605
Thirumalai Chemicals, Ltd.	43,118	105,489
Thomas Cook India, Ltd. (b)	67,226	57,857
Thyrocare Technologies, Ltd. (d)	13,328	99,666
Tide Water Oil Co. India, Ltd.	3,944	47,666
Time Technoplast, Ltd.	154,803	168,219
Security Description	Shares	Value
Titagarh Wagons, Ltd. (b)	27,243	$73,632
Transport Corp. of India, Ltd.	16,241	121,518
Triveni Engineering & Industries, Ltd.	64,091	218,388
Triveni Turbine, Ltd.	95,415	300,154
TTK Prestige, Ltd.	34,870	338,057
TV18 Broadcast, Ltd. (b)	304,094	136,186
TVS Srichakra, Ltd.	1,138	42,401
UCO Bank (b)	794,797	302,624
Uflex, Ltd.	38,837	263,944
Unichem Laboratories, Ltd.	20,160	76,907
Usha Martin, Ltd.	113,094	235,402
UTI Asset Management Co., Ltd.	55,525	577,801
VA Tech Wabag, Ltd. (b)	35,156	139,234
Vaibhav Global, Ltd.	38,087	143,131
Vakrangee, Ltd.	381,163	127,853
Valiant Organics, Ltd. (d)	9,331	67,211
Vardhman Textiles, Ltd. (b)	75,291	300,463
Varroc Engineering, Ltd. (b)(d)	45,966	164,934
Venky's India, Ltd.	4,774	110,287
Vesuvius India, Ltd.	3,895	75,946
V-Guard Industries, Ltd.	125,191	395,563
Vijaya Diagnostic Centre Pvt, Ltd.	31,771	167,880
VIP Industries, Ltd.	53,490	432,000
V-Mart Retail, Ltd.	7,662	263,289
Voltamp Transformers, Ltd.	2,821	94,539
VRL Logistics, Ltd.	24,452	160,048
VST Industries, Ltd.	1,676	67,007
VST Tillers Tractors, Ltd.	3,459	92,078
Welspun Corp., Ltd.	93,339	267,336
Welspun India, Ltd.	228,801	213,230
West Coast Paper Mills, Ltd.	51,299	324,673
Westlife Foodworld, Ltd. (b)	61,795	589,790
Wheels India, Ltd.	1,319	9,174
Wockhardt, Ltd. (b)	41,387	111,584
Zensar Technologies, Ltd.	76,775	197,668
Zydus Wellness, Ltd.	13,665	248,887
		107,472,099
INDONESIA — 2.8%
ABM Investama Tbk PT	505,700	106,549
Ace Hardware Indonesia Tbk PT	6,182,714	196,989
Adi Sarana Armada Tbk PT (b)	1,629,275	81,111
AKR Corporindo Tbk PT	6,636,400	596,818
Arwana Citramulia Tbk PT	1,759,700	112,472
Astra Agro Lestari Tbk PT	427,922	220,593
Bank Aladin Syariah Tbk PT (b)	4,616,400	419,605
Bank BTPN Syariah Tbk PT	2,193,424	393,104
Bank Bumi Arta Tbk PT	1,089,100	64,713
Bank CIMB Niaga Tbk PT	3,527,600	268,521
Bank Danamon Indonesia Tbk PT	3,250,588	570,040
Bank Ina Perdana PT (b)	604,700	154,987

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bank Neo Commerce Tbk PT (b)	4,655,327	$192,882
Bank OCBC Nisp Tbk PT	3,631,600	173,794
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	1,925,000	166,316
Bank Pembangunan Daerah Jawa Timur Tbk PT	6,229,400	284,109
Bank Raya Indonesia Tbk PT (b)	3,378,600	87,680
Bank Tabungan Negara Persero Tbk PT	8,410,762	729,374
BFI Finance Indonesia Tbk PT	7,050,695	477,821
Bhakti Multi Artha Tbk PT (b)	3,141,100	174,534
Bintang Oto Global Tbk PT (b)	3,101,563	258,007
Bumi Resources Tbk PT (b)	64,948,300	671,699
Bumi Serpong Damai Tbk PT (b)	9,585,900	566,503
Bumitama Agri, Ltd.	480,300	211,286
Cemindo Gemilang PT (b)	2,631,400	152,974
Cikarang Listrindo Tbk PT (d)	500,800	21,232
Ciputra Development Tbk PT	8,559,999	516,872
Digital Mediatama Maxima Tbk PT (b)	2,098,334	133,441
Erajaya Swasembada Tbk PT	6,696,500	168,622
Harum Energy Tbk PT	2,338,070	243,306
Impack Pratama Industri Tbk PT	555,000	125,492
Indika Energy Tbk PT	1,334,600	234,043
Indosterling Technomedia Tbk PT (b)	262,400	67,423
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	6,973,665	338,212
Inti Agri Resources Tbk PT (b)(e)	258,200	—
Japfa Comfeed Indonesia Tbk PT	4,573,647	380,464
Jasa Marga Persero Tbk PT (b)	2,165,014	414,437
M Cash Integrasi PT (b)	268,116	138,213
Matahari Department Store Tbk PT	1,053,200	321,355
MD Pictures Tbk PT (b)	951,000	116,680
Medco Energi Internasional Tbk PT	6,468,592	421,752
Media Nusantara Citra Tbk PT (b)	6,874,000	326,755
Medikaloka Hermina Tbk PT	7,129,753	709,884
Metro Healthcare Indonesia Tbk PT (b)	4,844,600	148,131
Metrodata Electronics Tbk PT	6,405,445	238,648
Mitra Adiperkasa Tbk PT (b)	6,973,800	647,319
Mitra Pinasthika Mustika Tbk PT	1,611,600	115,946
Pabrik Kertas Tjiwi Kimia Tbk PT	1,481,885	671,096
Pacific Strategic Financial Tbk PT (b)	6,928,600	502,927
Security Description	Shares	Value
Pakuwon Jati Tbk PT	8,915,100	$261,139
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	2,964,423	193,280
PP Persero Tbk PT (b)	3,442,300	158,101
Prima Andalan Mandiri Tbk PT	210,100	94,135
Prodia Widyahusada Tbk PT	711,336	255,884
Rimo International Lestari Tbk PT (b)(e)	100,200	—
Samudera Indonesia Tbk PT	801,600	99,379
Sawit Sumbermas Sarana Tbk PT	2,736,000	258,354
Siloam International Hospitals Tbk PT	1,780,500	144,110
Sumber Tani Agung Resources Tbk PT	2,879,800	193,312
Summarecon Agung Tbk PT	10,997,915	427,412
Surya Citra Media Tbk PT	25,439,835	336,638
Surya Esa Perkasa Tbk PT	6,984,900	410,547
Temas Tbk PT	641,000	80,086
Timah Tbk PT	2,594,912	195,025
Trada Alam Minera Tbk PT (b)(e)	6,757,200	—
Triputra Agro Persada PT	2,505,100	102,183
Wijaya Karya Persero Tbk PT (b)	3,585,800	184,271
XL Axiata Tbk PT	3,613,432	496,724
		18,225,311
KUWAIT — 1.4%
A'ayan Leasing & Investment Co. KSCP (b)	214,981	93,424
Acico Industries Co. KSC (b)	68,381	18,880
Al Mazaya Holding Co. KSCP (b)	621,166	97,422
ALAFCO Aviation Lease & Finance Co. KSCP (b)	317,515	210,605
Alimtiaz Investment Group KSC	883,624	216,250
Arabi Group Holding KSC (b)	62,218	65,461
Arzan Financial Group for Financing & Investment KPSC	235,674	88,556
Boubyan Petrochemicals Co. KSCP	284,062	742,524
Boursa Kuwait Securities Co. KPSC	74,000	496,154
Commercial Real Estate Co. KSC	1,011,810	326,966
First Investment Co. KSCP (b)	382,192	78,549
Gulf Cables & Electrical Industries Group Co. KSCP	111,137	441,207
Heavy Engineering & Ship Building Co. KSCP Class B	174,560	349,633
Humansoft Holding Co. KSC	70,261	808,099
Integrated Holding Co. KCSC	181,443	219,356
Jazeera Airways Co. KSCP	92,945	577,015
Kuwait Cement Co. KSC	96,036	69,976

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kuwait Financial Centre SAK	268,718	$92,192
Kuwait International Bank KSCP	653,890	418,763
Kuwait Projects Co. Holding KSCP	1,331,399	487,230
Kuwait Real Estate Co. KSC	305,644	107,857
Mezzan Holding Co. KSCC	115,568	148,401
National Industries Group Holding SAK	1,627,433	1,153,906
National Investments Co. KSCP	217,267	168,248
National Real Estate Co. KPSC (b)	773,091	315,754
Noor Financial Investment Co. KSC	216,078	124,966
Salhia Real Estate Co., KSCP REIT	253,402	424,752
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	354,266	217,618
Warba Bank KSCP (b)	907,949	697,167
		9,256,931
MALAYSIA — 4.6%
Aeon Co. M Bhd	341,600	106,241
AEON Credit Service M Bhd	53,400	152,502
Alliance Bank Malaysia Bhd	770,700	642,104
Ancom Nylex Bhd (b)	339,500	79,384
Astro Malaysia Holdings Bhd	2,083,591	307,454
Axis Real Estate Investment Trust	855,600	347,679
Bank Islam Malaysia Bhd	700,818	434,332
Berjaya Corp. Bhd (b)	2,220,245	151,209
Berjaya Food Bhd	563,000	132,922
Bermaz Auto Bhd	700,000	338,479
Boustead Holdings Bhd	258,000	36,606
Boustead Plantations Bhd	248,600	36,401
British American Tobacco Malaysia Bhd	118,136	300,905
Bumi Armada Bhd (b)	1,875,000	204,313
Bursa Malaysia Bhd	483,147	729,382
Cahya Mata Sarawak Bhd	488,100	118,562
CAPITAL A Bhd (b)	1,523,800	216,203
Carlsberg Brewery Malaysia Bhd Class B	114,600	595,244
Chin Hin Group Bhd	533,800	391,413
CTOS Digital Bhd	1,189,600	383,481
D&O Green Technologies Bhd	495,724	481,657
Dagang NeXchange Bhd	2,004,218	232,043
Datasonic Group Bhd	1,314,500	137,269
Dayang Enterprise Holdings Bhd	608,500	180,961
DRB-Hicom Bhd	497,300	180,631
Dufu Technology Corp. Bhd	313,077	127,221
Duopharma Biotech Bhd	521,242	190,511
Eco World Development Group Bhd	879,500	128,780
Ekovest Bhd (b)	1,007,600	77,772
Security Description	Shares	Value
Farm Fresh Bhd	192,100	$70,211
FGV Holdings Bhd	599,100	179,526
Formosa Prosonic Industries Bhd	72,900	53,454
Fraser & Neave Holdings Bhd	105,500	516,842
Frontken Corp. Bhd	784,415	548,467
Gas Malaysia Bhd	232,300	171,918
Genetec Technology Bhd (b)	350,488	190,163
Genting Plantations Bhd	236,847	344,114
GHL Systems Bhd	440,400	85,980
Globetronics Technology Bhd	408,400	107,547
Greatech Technology Bhd (b)	309,500	340,064
Hap Seng Plantations Holdings Bhd	87,000	38,316
Hartalega Holdings Bhd (b)	1,403,300	541,569
Heineken Malaysia Bhd	128,300	733,975
Hengyuan Refining Co. Bhd	100,100	79,989
Hextar Global Bhd	753,152	389,827
Hiap Teck Venture Bhd	1,297,744	85,436
Hibiscus Petroleum Bhd	1,123,400	272,880
Hong Leong Capital Bhd	93,711	133,599
Hong Seng Consolidated Bhd (b)	2,398,874	119,808
IGB Real Estate Investment Trust	1,177,700	441,136
IJM Corp. Bhd	2,129,185	773,370
IOI Properties Group Bhd	1,225,300	294,851
JAKS Resources Bhd (b)	1,651,587	88,110
JF Technology Bhd	569,441	104,710
JHM Consolidation Bhd (b)	412,502	69,297
Kelington Group Bhd	439,842	136,795
Kossan Rubber Industries Bhd (b)	1,015,904	253,688
KPJ Healthcare Bhd	2,026,864	464,729
Leong Hup International Bhd (b)	330,600	37,150
Lingkaran Trans Kota Holdings Bhd	183,300	21,222
Lotte Chemical Titan Holding Bhd (d)	502,831	162,093
Magnum Bhd	737,090	215,856
Mah Sing Group Bhd	1,388,500	178,094
Malakoff Corp. Bhd	1,039,500	153,388
Malayan Flour Mills Bhd	922,019	159,077
Malaysia Building Society Bhd (b)	1,143,807	159,692
Malaysia Smelting Corp. Bhd	160,200	55,643
Malaysian Pacific Industries Bhd	69,300	452,456
Malaysian Resources Corp. Bhd	2,469,500	165,381
Matrix Concepts Holdings Bhd	630,950	210,555
Mega First Corp. BHD	486,019	366,307
Mi Technovation Bhd	368,585	108,776
My EG Services Bhd	3,336,363	658,941
Padini Holdings Bhd	538,700	409,681

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pavilion Real Estate Investment Trust	970,000	$266,447
Pentamaster Corp. Bhd	437,059	439,539
PIE Industrial Bhd	188,279	111,129
PMB Technology Bhd	450,100	429,153
Rapid Synergy Bhd (b)	17,300	62,681
RCE Capital Bhd	150,500	57,740
Sarawak Oil Palms Bhd	113,300	66,874
Scientex Bhd	706,464	516,416
Sime Darby Property Bhd	2,538,900	259,365
SKP Resources Bhd	743,015	271,567
SP Setia Bhd Group	1,308,509	178,230
Sports Toto Bhd	460,961	169,525
Sunway Bhd	1,372,414	504,724
Sunway Real Estate Investment Trust	1,949,600	646,178
Supermax Corp. Bhd	1,286,193	254,027
Syarikat Takaful Malaysia Keluarga Bhd	377,814	295,047
Ta Ann Holdings Bhd	300,211	257,616
Taliworks Corp. Bhd	414,600	81,414
Thong Guan Industries Bhd	286,711	153,607
TIME dotCom Bhd	872,496	970,540
Top Glove Corp. Bhd (b)	4,079,300	838,085
TSH Resources Bhd	789,372	191,743
Uchi Technologies Bhd	144,800	107,491
UEM Sunrise Bhd (b)	565,500	32,736
UMW Holdings Bhd	290,100	228,524
Unisem M Bhd	439,282	275,237
United Plantations Bhd	126,600	439,723
UOA Development Bhd	510,200	186,475
UWC Bhd	286,127	261,119
ViTrox Corp. Bhd	284,800	494,602
VS Industry Bhd	2,151,500	429,812
WCT Holdings Bhd	392,900	35,678
Widad Group Bhd (b)	1,285,241	125,461
Yinson Holdings Bhd	1,518,704	837,787
YTL Corp. Bhd	3,660,884	482,023
YTL Power International Bhd	1,599,593	259,639
		29,804,298
MEXICO — 1.9%
Alsea SAB de CV (b)	393,878	745,017
Betterware de Mexico SAPI de CV (c)	9,778	62,775
Bolsa Mexicana de Valores SAB de CV	389,727	752,365
Concentradora Fibra Danhos SA de CV REIT	551,917	662,734
Controladora Vuela Cia de Aviacion SAB de CV Class A (b)(c)	644,448	539,376
Corp. Inmobiliaria Vesta SAB de CV	565,138	1,348,808
FIBRA Macquarie Mexico REIT (d)	489,573	714,490
Security Description	Shares	Value
Genomma Lab Internacional SAB de CV Class B	638,319	$554,882
Gentera SAB de CV (c)	737,236	830,028
Grupo Herdez SAB de CV (c)	84,934	190,246
Grupo Rotoplas SAB de CV (b)(c)	99,449	160,702
Grupo Traxion SAB de CV (b)(c)(d)	190,503	263,653
La Comer SAB de CV (c)	270,965	530,605
Megacable Holdings SAB de CV	203,280	540,140
Nemak SAB de CV (b)(d)	1,544,338	440,622
Qualitas Controladora SAB de CV (c)	190,746	841,006
Regional SAB de CV (c)	108,101	777,117
TF Administradora Industrial S de Real de CV REIT	649,519	933,586
Vista Energy SAB de CV ADR (b)	68,295	1,069,500
		11,957,652
MONACO — 0.1%
Costamare, Inc. (c)	44,900	416,672
PAKISTAN — 0.4%
Engro Corp., Ltd.	177,032	204,900
Engro Fertilizers, Ltd.	417,308	141,742
Fauji Fertilizer Co., Ltd.	508,328	221,655
Habib Bank, Ltd.	478,548	134,723
Hub Power Co. Ltd	674,296	187,894
Lucky Cement, Ltd. (b)	124,826	246,250
Mari Petroleum Co., Ltd.	18,412	125,820
MCB Bank, Ltd.	462,478	237,312
Meezan Bank, Ltd.	446,111	196,161
Millat Tractors, Ltd.	46,351	99,328
Oil & Gas Development Co., Ltd.	378,424	133,165
Pakistan Oilfields, Ltd.	69,770	121,078
Pakistan Petroleum, Ltd.	436,173	131,290
Pakistan State Oil Co., Ltd.	158,440	100,779
Systems, Ltd.	133,903	286,249
TRG Pakistan (b)	332,019	159,017
United Bank, Ltd.	283,515	126,181
		2,853,544
PERU — 0.4%
Alicorp SAA	313,386	554,702
Cia de Minas Buenaventura SAA ADR (c)	181,370	1,351,206
Ferreycorp SAA	516,380	301,961
Volcan Cia Minera SAA Class B (b)	1,960,951	262,249
		2,470,118
PHILIPPINES — 0.9%
Alliance Global Group, Inc.	2,910,183	621,438
AREIT, Inc.	440,100	279,566
Bloomberry Resorts Corp. (b)	2,886,900	396,300
Cebu Air, Inc. (b)	49,500	34,020

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Century Pacific Food, Inc.	802,855	$371,696
D&L Industries, Inc.	2,562,752	363,299
DITO CME Holdings Corp. (b)	2,419,329	121,124
Filinvest Land, Inc.	501,000	8,091
Filinvest REIT Corp.	1,031,600	101,813
First Gen Corp.	322,500	98,033
LT Group, Inc.	2,702,668	446,181
Manila Water Co., Inc.	826,700	283,343
Megaworld Corp.	7,379,000	264,824
MREIT, Inc.	675,000	175,389
Philcomsat Holdings Corp.	36,116	27,057
Puregold Price Club, Inc.	665,700	416,902
RL Commercial REIT, Inc.	2,814,500	295,452
Robinsons Land Corp.	1,943,372	521,697
Robinsons Retail Holdings, Inc.	267,440	258,430
Security Bank Corp.	272,909	426,057
SM Prime Holdings, Inc.	1	1
Synergy Grid & Development Phils, Inc.	1,024,700	204,103
		5,714,816
POLAND — 1.7%
11 bit studios SA (b)	2,143	288,258
Alior Bank SA (b)	74,313	580,611
Amica SA	2,844	49,148
Asseco Poland SA	61,595	1,019,503
Auto Partner SA	28,525	87,274
Bank Handlowy w Warszawie SA	29,987	516,846
Bank Millennium SA (b)	518,923	541,845
Budimex SA	9,571	619,701
Bumech SA	6,241	80,462
CCC SA (b)	33,131	323,813
Celon Pharma SA	8,219	26,271
Ciech SA	26,724	252,602
Datawalk SA (b)	3,045	63,417
Dom Development SA	1,423	30,820
Enea SA (b)	167,291	228,839
Eurocash SA (b)	54,684	169,553
Famur SA (b)	209,330	157,490
Grupa Azoty SA (b)	31,236	281,151
Grupa Kety SA	6,794	707,862
Grupa Pracuj SA	12,663	118,077
Jastrzebska Spolka Weglowa SA (b)	38,870	515,401
KRUK SA	13,816	976,451
LiveChat Software SA	12,141	296,173
Lubelski Wegiel Bogdanka SA	6,354	72,315
Mabion SA (b)	10,570	50,606
Mo-BRUK SA	1,637	111,217
Neuca SA	1,141	169,085
Orange Polska SA	426,099	643,678
PCF Group SA	3,189	28,500
PKP Cargo SA (b)	28,895	95,521
PlayWay SA	4,219	298,180
Serinus Energy PLC (b)	1	1
Stalprodukt SA	802	43,517
Security Description	Shares	Value
STS Holding SA	27,195	$107,261
Tauron Polska Energia SA (b)	878,026	424,175
TEN Square Games SA	3,677	106,129
Tim SA/Siechnice	7,873	51,963
Wirtualna Polska Holding SA	12,635	290,940
XTB SA (d)	44,615	315,522
Zespol Elektrowni Patnow Adamow Konin SA (b)	10,543	55,284
		10,795,462
QATAR — 0.6%
Aamal Co.	879,037	235,343
Al Khaleej Takaful Group QSC	41,517	26,232
Al Meera Consumer Goods Co. QSC	87,597	379,565
Baladna	714,444	300,354
Gulf International Services QSC (b)	1,074,767	430,586
Gulf Warehousing Co.	162,826	180,990
Lesha Bank LLC (b)	599,846	188,597
Mannai Corp. QSC	47,468	98,905
Mazaya Real Estate Development QPSC (b)	658,555	125,861
Medicare Group	117,463	200,236
Qatar National Cement Co. QSC	165,535	220,001
Qatari Investors Group QSC	502,618	232,694
Salam International Investment, Ltd. QSC (b)	612,839	103,325
United Development Co. QSC	1,377,895	491,869
Vodafone Qatar QSC	1,399,811	609,240
		3,823,798
RUSSIA — 0.0% (a)
Detsky Mir PJSC (b)(d)(e)	414,207	—
Etalon Group PLC GDR (b)(e)	205,302	—
Globaltrans Investment PLC GDR (b)(e)	121,419	—
M.Video PJSC (b)(e)	61,705	—
MOSENERGO PJSC (e)	8,150,848	—
OGK-2 PJSC (e)	21,527,092	—
		—
SAUDI ARABIA — 3.5%
Abdul Mohsen Al-Hokair Tourism & Development Co. (b)	17,544	83,565
Abdullah Saad Mohammed Abo Moati Stationaries Co.	4,083	27,651
Al Babtain Power & Telecommunication Co.	22,522	125,615
Al Gassim Investment Holding Co. (b)	3,847	19,245
Al Hammadi Holding	67,943	724,990
Al Hassan Ghazi Ibrahim Shaker Co. (b)	14,945	76,037
Al Jouf Agricultural Development Co.	8,658	102,292

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Al Jouf Cement Co. (b)	41,523	$122,204
Al Khaleej Training & Education Co. (b)	40,314	147,611
Al Masane Al Kobra Mining Co.	14,823	283,601
Al Moammar Information Systems Co.	10,177	252,394
Al Rajhi Co. for Co-operative Insurance (b)	14,363	342,067
Al Rajhi REIT	125,633	327,288
Al Yamamah Steel Industries Co.	12,680	75,581
AlAbdullatif Industrial Investment Co. (b)	16,551	68,794
Alahli REIT Fund 1	53,745	144,445
Alandalus Property Co.	47,047	194,047
Alaseel Co.	11,488	115,553
Al-Dawaa Medical Services Co.	15,760	301,528
Aldrees Petroleum & Transport Services Co.	28,255	559,386
Al-Etihad Cooperative Insuarnce Co. (b)	31,216	125,595
Alinma Retail REIT Fund	58,681	76,513
AlJazira Takaful Ta'awuni Co. (b)	7,057	27,605
Alkhabeer REIT	48,895	98,883
AlKhorayef Water & Power Technologies Co.	4,675	173,415
Almunajem Foods Co.	11,551	188,726
Alujain Corp.	25,416	251,928
Amlak International Finance Co.	19,311	76,771
Anaam International Holding Group Co. (b)	11,995	66,071
Arab Sea Information Systems Co. (b)	3,198	54,463
Arabian Cement Co.	40,683	363,202
Arabian Contracting Services Co.	10,619	302,350
Arabian Shield Cooperative Insurance Co. (b)	15,634	65,315
Arriyadh Development Co.	65,011	312,772
Astra Industrial Group	25,376	349,106
Ataa Educational Co.	14,261	206,819
Ayyan Investment Co. (b)	20,122	75,605
Baazeem Trading Co.	2,825	42,623
Basic Chemical Industries, Ltd. (b)	9,214	82,627
Batic Investments & Logistic Co. (b)	21,125	133,001
Bawan Co.	27,261	212,909
Buruj Cooperative Insurance Co. (b)	17,403	72,891
City Cement Co.	55,736	296,626
Derayah REIT	110,526	297,638
Dur Hospitality Co. (b)	42,019	219,823
Eastern Province Cement Co.	36,710	393,182
Electrical Industries Co.	8,879	55,523
Security Description	Shares	Value
Fawaz Abdulaziz Al Hokair & Co. (b)	29,755	$122,567
Fitaihi Holding Group (b)	8,467	67,029
Gulf Insurance Group	12,449	81,492
Hail Cement Co.	32,429	94,750
Halwani Brothers Co.	5,834	68,772
Herfy Food Services Co. (b)	20,787	190,280
Jadwa REIT Saudi Fund	126,131	432,967
Jazan Energy & Development Co. (b)	35,899	117,307
L'Azurde Co. for Jewelry	15,436	50,687
Leejam Sports Co. JSC	18,805	420,335
Maharah Human Resources Co.	10,635	145,743
Malath Cooperative Insurance Co. (b)	14,796	43,467
Mediterranean and Gulf Cooperative Insurance and Reinsurance Co. (b)	32,590	74,754
Methanol Chemicals Co. (b)	21,540	145,014
Middle East Healthcare Co. (b)	25,271	171,141
Middle East Paper Co.	15,685	136,691
Musharaka Real Estate Income Fund REIT	100,862	237,528
Najran Cement Co.	51,520	165,336
Nama Chemicals Co. (b)	2,882	25,308
National Agriculture Development Co. (b)	31,319	170,179
National Co. for Glass Industries	32,427	282,593
National Co. for Learning & Education	18,202	330,813
National Gas & Industrialization Co.	28,001	385,964
National Gypsum	9,440	55,816
National Medical Care Co.	17,489	343,916
National Metal Manufacturing & Casting Co. (b)	11,252	50,661
Nayifat Finance Co.	18,662	94,254
Northern Region Cement Co.	50,091	143,688
Qassim Cement Co.	33,809	549,689
Riyad REIT Fund	159,831	420,205
Riyadh Cement Co.	40,380	341,693
Sadr Logistics Co. (b)	5,279	45,373
Saudi Advanced Industries Co.	26,591	189,632
Saudi Airlines Catering Co. (b)	30,849	615,667
Saudi Arabia Refineries Co.	4,448	85,693
Saudi Automotive Services Co.	25,635	221,697
Saudi Ceramic Co.	27,215	206,756
Saudi Chemical Co. Holding	32,773	231,103
Saudi Co. For Hardware CJSC (b)	11,361	82,230
Saudi Fisheries Co. (b)	12,278	87,887
Saudi Ground Services Co. (b)	70,599	410,293
Saudi Home Loans Co.	28,048	152,853
Saudi Industrial Services Co.	30,963	167,256
Saudi Marketing Co. (b)	10,027	48,561

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Saudi Paper Manufacturing Co. (b)	12,494	$77,198
Saudi Pharmaceutical Industries & Medical Appliances Corp.	27,605	159,988
Saudi Printing & Packaging Co. (b)	15,505	72,203
Saudi Public Transport Co. (b)	50,651	214,842
Saudi Real Estate Co. (b)	111,022	337,379
Saudi Reinsurance Co. (b)	23,132	84,329
Saudi Steel Pipe Co. (b)	12,209	58,154
Saudi Vitrified Clay Pipe Co., Ltd. (b)	7,844	81,613
Saudia Dairy & Foodstuff Co.	13,467	774,048
Scientific & Medical Equipment House Co.	2,403	39,070
Sedco Capital REIT Fund	63,142	173,397
Seera Group Holding (b)	117,351	543,974
Shams (b)	8,767	33,594
Sinad Holding Co. (b)	41,648	112,598
Sumou Real Estate Co.	10,753	141,637
Tabuk Agriculture (b)	14,206	57,459
Tabuk Cement Co.	34,748	137,956
Takween Advanced Industries Co. (b)	17,653	42,277
Tanmiah Food Co.	2,972	103,759
Theeb Rent A Car Co.	11,942	219,265
Umm Al-Qura Cement Co.	29,533	131,240
United International Transportation Co.	19,259	233,947
United Wire Factories Co.	10,899	69,605
Wafrah for Industry and Development (b)	7,040	47,957
Walaa Cooperative Insurance Co. (b)	24,500	94,271
Yamama Cement Co. (b)	74,952	538,506
Yanbu Cement Co.	60,378	573,575
Zahrat Al Waha For Trading Co.	5,298	44,126
Zamil Industrial Investment Co. (b)	23,961	101,378
		22,520,861
SINGAPORE — 0.2%
Geo Energy Resources, Ltd. (c)	723,300	175,270
Guan Chong Bhd	367,410	200,178
Japfa, Ltd.	591,600	152,179
Riverstone Holdings, Ltd. (c)	430,800	197,541
Silverlake Axis, Ltd.	364,100	97,730
Yangzijiang Financial Holding, Ltd. (b)(c)	1,965,100	520,139
		1,343,037
SOUTH AFRICA — 4.7%
Adcock Ingram Holdings, Ltd.	52,116	154,679
Advtech, Ltd.	474,311	506,787
AECI, Ltd.	73,838	380,147
Security Description	Shares	Value
Afrimat, Ltd.	99,944	$296,631
Alexander Forbes Group Holdings, Ltd.	207,500	64,024
Altron, Ltd. Class A (c)	149,795	81,170
ArcelorMittal South Africa, Ltd. (b)	289,410	80,623
Astral Foods, Ltd.	26,338	251,925
Attacq, Ltd. REIT (c)	294,059	129,618
Aveng, Ltd. (b)	77,812	71,112
AVI, Ltd.	281,348	1,243,619
Barloworld, Ltd.	156,248	778,256
Blue Label Telecoms, Ltd. (b)	538,267	154,378
Brait PLC (b)(c)	108,696	24,595
Cashbuild, Ltd. (c)	16,084	178,659
City Lodge Hotels, Ltd. (b)	259,448	77,308
Coronation Fund Managers, Ltd.	168,535	304,284
Curro Holdings, Ltd. (c)	424,380	224,474
DataTec, Ltd.	151,033	275,170
Dis-Chem Pharmacies, Ltd. (d)	326,401	551,515
DRDGOLD, Ltd.	429,441	308,925
Emira Property Fund, Ltd. REIT	102,119	61,758
Equites Property Fund, Ltd. REIT	645,228	638,592
Fairvest, Ltd. Class B, REIT	1,081,830	199,008
Famous Brands, Ltd.	30,064	112,040
Fortress REIT, Ltd. Class A, (b)	852,466	526,560
Fortress REIT, Ltd. Class B, (b)	1,373,787	386,743
Grindrod, Ltd.	367,724	216,118
Hosken Consolidated Investments, Ltd. (c)	41,765	384,145
Hudaco Industries, Ltd.	23,506	194,803
Hyprop Investments, Ltd. REIT (c)	266,029	525,960
Investec Property Fund, Ltd. REIT	293,251	165,110
Italtile, Ltd.	429,800	343,537
JSE, Ltd.	55,038	350,865
KAP Industrial Holdings, Ltd.	1,902,859	496,544
Lesaka Technologies, Inc. (b)(c)	29,748	135,353
Lewis Group, Ltd.	8,929	25,714
Life Healthcare Group Holdings, Ltd.	867,516	860,633
Merafe Resources, Ltd.	587,209	45,555
Metair Investments, Ltd.	175,516	283,673
MiX Telematics, Ltd. ADR	16,806	118,146
Momentum Metropolitan Holdings	900,632	910,424
Motus Holdings, Ltd.	189,547	1,232,975
Murray & Roberts Holdings, Ltd. (b)	277,835	48,170
Nampak, Ltd. (b)	495,869	30,309
Netcare, Ltd.	1,203,868	1,025,923
Oceana Group, Ltd.	58,156	216,321
Omnia Holdings, Ltd.	144,612	531,703

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Pick n Pay Stores, Ltd. (c)	305,378	$1,019,243
PPC, Ltd. (b)	1,185,789	151,926
PSG Konsult, Ltd. (c)	911,978	649,078
Purple Group, Ltd. (b)	318,248	32,358
Raubex Group, Ltd.	154,148	250,496
Redefine Properties, Ltd. REIT	5,404,705	1,343,632
Renergen, Ltd. (b)	73,329	103,217
Resilient REIT, Ltd.	316,270	999,090
Reunert, Ltd.	99,194	303,791
RMB Holdings, Ltd.	614,885	19,514
SA Corporate Real Estate, Ltd. REIT	891,610	125,763
Santam, Ltd.	35,603	536,608
Sappi, Ltd. (c)	445,106	1,288,100
SPAR Group, Ltd. (c)	142,352	949,571
Steinhoff International Holdings NV (b)(c)	3,144,822	94,262
Stor-Age Property REIT, Ltd.	290,616	236,045
Sun International, Ltd. (c)	133,069	270,518
Super Group, Ltd.	310,608	483,391
Telkom SA SOC, Ltd. (b)	362,046	638,767
Tiger Brands, Ltd. (c)	115,478	1,425,371
Transaction Capital, Ltd.	449,674	874,770
Truworths International, Ltd.	389,570	1,259,262
Tsogo Sun Gaming, Ltd. (c)	256,282	176,377
Vukile Property Fund, Ltd. REIT (c)	666,636	519,909
Wilson Bayly Holmes-Ovcon, Ltd. (b)	34,468	179,562
Zeda, Ltd. (b)	156,248	125,072
Zeder Investments, Ltd.	423,775	42,589
		30,302,863
SPAIN — 0.0% (a)
AmRest Holdings SE (b)	58,395	260,406
TAIWAN — 25.2%
91APP, Inc.	34,000	115,046
Abico Avy Co., Ltd. (b)	85,000	56,417
Ability Enterprise Co., Ltd.	79,000	52,177
Ability Opto-Electronics Technology Co., Ltd. (b)(c)	61,070	138,888
AcBel Polytech, Inc.	720,000	699,257
ACES Electronic Co., Ltd.	67,238	69,786
Acme Electronics Corp. (b)	75,000	58,442
Acter Group Corp., Ltd.	30,000	99,071
Actron Technology Corp.	37,877	201,490
ADATA Technology Co., Ltd.	231,652	429,606
Addcn Technology Co., Ltd.	19,090	118,010
Adimmune Corp. (b)	218,362	252,922
Adlink Technology, Inc.	47,000	82,270
Advanced Ceramic X Corp.	40,642	241,322
Advanced International Multitech Co., Ltd.	80,805	249,496
Advanced Lithium Electrochemistry Cayman Co., Ltd. (b)	46,000	99,078
Security Description	Shares	Value
Advanced Optoelectronic Technology, Inc.	113,946	$63,210
Advanced Power Electronics Corp. (c)	36,793	124,497
Advanced Wireless Semiconductor Co. (c)	90,426	200,355
Advancetek Enterprise Co., Ltd.	204,042	231,025
AGV Products Corp.	947,000	329,681
Alchip Technologies, Ltd. (c)	53,000	1,358,820
Alcor Micro Corp.	51,466	50,234
Alexander Marine Co., Ltd.	10,000	94,841
ALI Corp. (b)	141,943	94,673
All Ring Tech Co., Ltd.	50,802	100,495
Allied Circuit Co., Ltd.	23,750	78,431
Allied Supreme Corp.	37,000	386,426
Allis Electric Co., Ltd.	160,501	153,266
Alltek Technology Corp.	84,000	97,568
Alltop Technology Co., Ltd.	20,607	76,768
Alpha Networks, Inc.	468,285	429,654
Altek Corp.	217,516	234,250
Amazing Microelectronic Corp.	52,545	143,947
Ambassador Hotel (b)	44,000	46,669
AMPACS Corp.	63,412	74,170
AmTRAN Technology Co., Ltd.	644,742	209,771
Andes Technology Corp.	27,089	438,476
Anpec Electronics Corp.	44,582	166,808
AP Memory Technology Corp. (c)	102,324	549,315
APCB, Inc.	168,684	90,282
Apex Biotechnology Corp.	70,000	58,190
Apex Dynamics, Inc.	7,000	42,134
Apex International Co., Ltd.	100,366	174,050
Arcadyan Technology Corp.	188,318	586,359
Ardentec Corp.	245,083	395,507
Argosy Research, Inc.	37,368	97,263
Asia Optical Co., Inc.	206,540	406,555
Asia Pacific Telecom Co., Ltd. (b)	1,473,995	292,540
Asia Polymer Corp.	557,020	511,069
Asia Vital Components Co., Ltd. (c)	203,527	741,651
ASIX Electronics Corp.	30,703	98,895
ASROCK, Inc.	30,801	142,303
Aten International Co., Ltd.	159,000	400,921
Auden Techno Corp.	23,861	101,312
AURAS Technology Co., Ltd.	48,227	232,226
Aurora Corp.	9,000	22,811
Avermedia Technologies	64,000	46,227
Bafang Yunji International Co., Ltd.	33,661	248,607
Bank of Kaohsiung Co., Ltd.	107,250	43,444
Basso Industry Corp.	112,800	150,287
BenQ Materials Corp.	109,822	113,804
BES Engineering Corp. (c)	2,485,356	658,223
Biostar Microtech International Corp. (c)	135,251	58,526

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Bioteque Corp.	26,729	$96,966
Bizlink Holding, Inc. (c)	97,764	752,263
Bora Pharmaceuticals Co., Ltd.	29,918	403,475
Brave C&H Supply Co., Ltd.	14,000	31,247
Brighton-Best International Taiwan, Inc.	286,227	352,947
Brogent Technologies, Inc. (b)	35,136	146,898
Browave Corp. (c)	73,337	118,110
C Sun Manufacturing, Ltd. (c)	75,322	105,378
Calin Technology Co., Ltd. (b)	89,317	109,265
Capital Securities Corp.	1,878,771	663,229
Career Technology MFG. Co., Ltd. (b)	283,943	218,023
Cashbox Partyworld Co., Ltd.	36,981	104,318
Caswell, Inc.	45,166	127,994
Cathay Real Estate Development Co., Ltd.	623,332	309,278
Celxpert Energy Corp.	23,000	24,695
Center Laboratories, Inc.	361,594	556,470
Central Reinsurance Co., Ltd.	140,178	77,533
Century Iron & Steel Industrial Co., Ltd. (c)	112,000	322,858
Century Wind Power Co., Ltd.	20,938	80,385
CH Biotech R&D Co., Ltd.	19,895	48,806
Chang Wah Electromaterials, Inc.	604,190	595,629
Chang Wah Technology Co., Ltd.	258,000	249,308
Channel Well Technology Co., Ltd.	117,937	108,016
Chant Sincere Co., Ltd.	30,000	65,397
Charoen Pokphand Enterprise	196,542	500,699
Cheng Loong Corp.	849,128	755,597
Cheng Mei Materials Technology Corp. (b)	384,856	123,462
Cheng Uei Precision Industry Co., Ltd. (c)	334,915	402,088
Chia Chang Co., Ltd.	84,000	96,611
Chia Hsin Cement Corp.	427,867	242,224
Chicony Power Technology Co., Ltd.	82,000	194,759
Chief Telecom, Inc.	15,000	137,138
Chieftek Precision Co., Ltd.	58,267	132,703
China Bills Finance Corp.	795,394	375,241
China Chemical & Pharmaceutical Co., Ltd.	506,000	547,396
China Electric Manufacturing Corp.	139,000	59,696
China General Plastics Corp.	240,557	206,624
China Man-Made Fiber Corp. (b)	1,338,828	375,049
China Metal Products	176,727	165,023
China Motor Corp.	201,000	336,793
China Petrochemical Development Corp. (c)	2,393,225	769,308
China Steel Chemical Corp.	140,000	480,552
Security Description	Shares	Value
China Steel Structure Co., Ltd. (c)	76,808	$147,441
Chinese Maritime Transport, Ltd.	50,832	68,718
Chin-Poon Industrial Co., Ltd.	203,000	189,886
Chipbond Technology Corp.	519,000	969,257
ChipMOS Technologies, Inc.	299,875	326,847
CHO Pharma, Inc. (b)	69,288	308,843
Chong Hong Construction Co., Ltd.	248,275	595,333
Chun YU Works & Co., Ltd.	124,624	97,313
Chun Yuan Steel Industry Co., Ltd.	304,034	157,777
Chung Hung Steel Corp. (c)	646,000	562,233
Chung Hwa Pulp Corp.	322,488	169,452
Chung-Hsin Electric & Machinery Manufacturing Corp.	242,461	530,116
Chunghwa Chemical Synthesis & Biotech Co., Ltd.	34,723	74,111
Chunghwa Precision Test Tech Co., Ltd.	12,000	181,744
Cleanaway Co., Ltd.	52,000	304,534
Clevo Co.	335,212	333,734
CMC Magnetics Corp. (b)	971,267	229,106
Compeq Manufacturing Co., Ltd.	759,193	1,099,188
Concord Securities Co., Ltd.	295,594	93,096
Continental Holdings Corp.	419,233	381,921
Coremax Corp. (c)	56,516	168,249
Coretronic Corp.	384,652	712,098
Co-Tech Development Corp. (c)	148,511	241,595
CSBC Corp. Taiwan (b)	383,717	243,448
CTCI Corp.	465,000	633,152
Cub Elecparts, Inc.	35,001	157,152
CviLux Corp.	15,000	15,129
Cyberlink Corp. (b)	24,000	64,733
CyberPower Systems, Inc.	24,000	73,400
CyberTAN Technology, Inc. (c)	237,000	176,966
Cypress Technology Co., Ltd.	49,523	85,397
DA CIN Construction Co., Ltd.	104,682	102,688
Da-Li Development Co., Ltd.	113,246	109,062
Darfon Electronics Corp.	134,000	164,800
Darwin Precisions Corp. (b)	412,576	118,260
Daxin Materials Corp.	30,000	63,445
Delpha Construction Co., Ltd. (b)	253,000	141,994
Depo Auto Parts Ind Co., Ltd.	16,000	37,325
Dimerco Express Corp.	76,633	174,033
D-Link Corp. (b)	467,390	225,822
Drewloong Precision, Inc.	5,000	19,521
Dyaco International, Inc.	27,000	35,753
Dynamic Holding Co., Ltd.	152,189	80,215
Dynapack International Technology Corp.	131,000	311,139
E&R Engineering Corp.	41,393	68,145

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Eastern Media International Corp.	171,015	$129,921
eCloudvalley Digital Technology Co., Ltd.	25,419	68,229
ECOVE Environment Corp.	4,000	32,145
Edom Technology Co., Ltd.	12,000	10,483
eGalax_eMPIA Technology, Inc.	13,000	23,263
Egis Technology, Inc.	49,000	96,452
EirGenix, Inc. (b)(c)	131,977	528,157
Elan Microelectronics Corp.	263,029	735,973
E-Lead Electronic Co., Ltd. (b)	87,295	199,382
Elite Advanced Laser Corp.	94,600	113,112
Elite Semiconductor Microelectronics Technology, Inc. (c)	254,674	538,589
Elitegroup Computer Systems Co., Ltd. (b)	265,147	177,711
Ennoconn Corp.	41,311	273,520
ENNOSTAR, Inc.	511,000	744,001
Episil Technologies, Inc.	192,501	529,862
Episil-Precision, Inc.	65,347	149,253
Eris Technology Corp.	12,000	62,859
Eson Precision Ind Co., Ltd.	48,000	89,798
Eternal Materials Co., Ltd.	817,764	831,453
Etron Technology, Inc. (c)	183,834	236,256
Eurocharm Holdings Co., Ltd.	8,000	42,687
Ever Fortune AI Co., Ltd. (b)	46,878	108,290
Ever Supreme Bio Technology Co., Ltd.	24,830	178,133
Everest Textile Co., Ltd. (b)	425,658	98,190
Evergreen Aviation Technologies Corp.	47,922	127,385
Evergreen International Storage & Transport Corp. (c)	373,214	337,569
EVERGREEN Steel Corp.	107,445	180,383
Everlight Chemical Industrial Corp.	502,385	302,390
Everlight Electronics Co., Ltd.	379,000	455,631
Excelliance Mos Corp.	8,000	28,762
Excelsior Medical Co., Ltd.	158,953	349,603
Far Eastern Department Stores, Ltd.	727,490	508,892
Far Eastern International Bank	3,599,712	1,288,309
Faraday Technology Corp. (c)	203,385	942,960
Farglory F T Z Investment Holding Co., Ltd.	83,221	141,610
Farglory Land Development Co., Ltd.	189,464	350,134
Federal Corp. (b)	243,806	158,648
Feng Hsin Steel Co., Ltd.	369,270	765,320
Firich Enterprises Co., Ltd.	161,851	147,183
First Copper Technology Co., Ltd. (c)	157,756	153,468
First Steamship Co., Ltd. (b)	426,000	121,138
FIT Holding Co., Ltd.	151,533	137,060
FIT Hon Teng, Ltd. (b)(d)	1,155,987	303,624
Security Description	Shares	Value
Fitipower Integrated Technology, Inc. (c)	107,151	$402,659
Fittech Co., Ltd.	37,117	106,271
FLEXium Interconnect, Inc. (b)	241,011	768,462
Flytech Technology Co., Ltd.	54,000	117,538
FocalTech Systems Co., Ltd. (c)	147,405	281,041
Forcecon Tech Co., Ltd.	53,433	91,096
Foresee Pharmaceuticals Co., Ltd. (b)	71,127	211,515
Formosa International Hotels Corp.	41,562	348,204
Formosa Laboratories, Inc.	60,724	145,214
Formosa Oilseed Processing Co., Ltd.	27,000	50,687
Formosa Taffeta Co., Ltd.	677,000	589,213
Formosan Rubber Group, Inc.	351,610	248,817
Formosan Union Chemical	180,409	130,601
Fortune Electric Co., Ltd.	130,330	204,810
Fositek Corp.	29,052	191,408
Foxsemicon Integrated Technology, Inc.	63,050	366,170
Froch Enterprise Co., Ltd.	111,799	84,389
Fulgent Sun International Holding Co., Ltd.	100,082	494,948
Fulltech Fiber Glass Corp.	238,766	90,502
Fusheng Precision Co., Ltd.	79,364	543,545
Fwusow Industry Co., Ltd.	154,805	94,438
G Shank Enterprise Co., Ltd.	85,548	124,555
G Tech Optoelectronics Corp. (b)	138,235	83,205
Gallant Precision Machining Co., Ltd.	84,375	75,767
Gamania Digital Entertainment Co., Ltd.	37,000	84,147
GEM Services, Inc.	25,879	57,424
Gemtek Technology Corp.	357,234	318,466
General Interface Solution Holding, Ltd.	159,416	456,430
Generalplus Technology, Inc.	18,000	27,086
GeneReach Biotechnology Corp.	17,600	37,793
Genesys Logic, Inc. (c)	62,553	179,098
Genius Electronic Optical Co., Ltd. (c)	75,972	829,289
Getac Holdings Corp.	251,000	360,549
Gigabyte Technology Co., Ltd.	432,000	1,496,901
Gigasolar Materials Corp. (b)	28,577	92,512
Gigastorage Corp. (b)	182,446	109,222
Global Brands Manufacture, Ltd.	150,608	134,999
Global Lighting Technologies, Inc.	30,000	53,684
Global Mixed Mode Technology, Inc.	39,860	184,804
Global PMX Co., Ltd. (c)	53,412	258,931

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Globe Union Industrial Corp. (b)	28,000	$12,071
Gloria Material Technology Corp.	257,909	311,735
Gold Circuit Electronics, Ltd.	243,413	687,422
Golden Biotechnology Corp. (b)	94,730	185,234
Goldsun Building Materials Co., Ltd.	1,216,044	999,011
Gongwin Biopharm Holdings Co., Ltd. (b)	40,775	423,862
Gourmet Master Co., Ltd.	52,000	256,316
Grand Pacific Petrochemical (c)	812,000	497,997
Grand Process Technology Corp.	11,181	82,578
Grape King Bio, Ltd.	89,000	486,473
Great Tree Pharmacy Co., Ltd.	38,000	365,343
Great Wall Enterprise Co., Ltd.	592,604	878,239
Greatek Electronics, Inc.	164,474	256,861
GTM Holdings Corp.	13,000	10,997
Gudeng Precision Industrial Co., Ltd.	43,175	372,253
Hannstar Board Corp.	212,674	219,002
HannStar Display Corp.	2,053,599	744,990
HannsTouch Solution, Inc.	255,987	75,708
Harvatek Corp.	101,969	58,390
HD Renewable Energy Co., Ltd.	30,161	91,262
Hey Song Corp.	140,000	148,493
Highlight Tech Corp.	19,000	30,600
HIM International Music, Inc.	9,000	23,748
Himax Technologies, Inc. ADR (c)	89,399	555,168
Hitron Technology, Inc.	53,000	41,299
Hiwin Mikrosystem Corp.	46,000	103,717
Hiyes International Co., Ltd.	32,656	67,574
Ho Tung Chemical Corp.	916,351	260,873
Hocheng Corp.	129,000	77,646
Holtek Semiconductor, Inc. (c)	105,648	234,426
Holy Stone Enterprise Co., Ltd.	101,000	299,035
Hong Pu Real Estate Development Co., Ltd. (b)	80,000	58,564
Hong TAI Electric Industrial	137,559	72,728
Horizon Securities Co., Ltd.	156,622	44,690
Hota Industrial Manufacturing Co., Ltd. (c)	154,106	335,934
Hotai Finance Co., Ltd.	76,261	253,083
Hotron Precision Electronic Industrial Co., Ltd. (b)	61,000	66,288
Hsin Kuang Steel Co., Ltd. (c)	153,000	213,554
Hsin Yung Chien Co., Ltd.	26,547	83,954
HTC Corp. (b)(c)	540,515	979,541
Hu Lane Associate, Inc.	48,527	228,145
HUA ENG Wire & Cable Co., Ltd.	256,429	114,300
Huaku Development Co., Ltd.	160,260	464,061
Security Description	Shares	Value
Huang Hsiang Construction Corp.	121,000	$159,244
Hung Ching Development & Construction Co., Ltd.	126,644	85,293
Hung Sheng Construction, Ltd.	119,000	87,695
Ibase Technology, Inc. (c)	341,817	859,672
IBF Financial Holdings Co., Ltd.	2,570,323	944,987
Ichia Technologies, Inc.	196,709	116,481
I-Chiun Precision Industry Co., Ltd.	108,429	76,553
IEI Integration Corp.	59,000	135,908
Infortrend Technology, Inc.	75,000	46,729
Innodisk Corp.	44,481	268,459
Inpaq Technology Co., Ltd. (c)	65,370	110,171
Intai Technology Corp.	24,000	82,771
Integrated Service Technology, Inc. (c)	61,083	139,514
International CSRC Investment Holdings Co.	651,767	412,450
International Games System Co., Ltd.	86,000	1,212,962
Iron Force Industrial Co., Ltd.	25,000	59,052
I-Sheng Electric Wire & Cable Co., Ltd.	10,000	13,730
I-Sunny Construction & Development Co., Ltd.	37,000	87,638
ITE Technology, Inc. (c)	254,992	608,121
ITEQ Corp.	173,640	410,153
J&V Energy Technology Co., Ltd.	21,880	55,242
Jarllytec Co., Ltd.	30,000	59,150
Jentech Precision Industrial Co., Ltd.	56,771	695,427
Jess-Link Products Co., Ltd.	83,000	108,018
Jih Lin Technology Co., Ltd.	46,885	91,831
Jiin Yeeh Ding Enterprise Co., Ltd.	59,848	69,807
JMicron Technology Corp. (b)	40,602	87,187
Johnson Health Tech Co., Ltd.	93,121	210,568
K Laser Technology, Inc.	131,885	79,168
Kaimei Electronic Corp.	64,150	111,663
Kaori Heat Treatment Co., Ltd. (c)	58,000	354,769
KEE TAI Properties Co., Ltd.	459,076	188,945
Kenda Rubber Industrial Co., Ltd.	583,499	575,231
Kenmec Mechanical Engineering Co., Ltd. (b)	163,313	134,963
Kerry TJ Logistics Co., Ltd. (c)	201,000	247,199
Keystone Microtech Corp.	15,586	91,025
Kindom Development Co., Ltd.	201,327	191,269
King Slide Works Co., Ltd.	59,000	737,128
King Yuan Electronics Co., Ltd.	943,656	1,111,430
King's Town Bank Co., Ltd.	748,000	825,013
King's Town Construction Co., Ltd. (b)	10,000	10,460

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kinik Co. (c)	80,869	$277,584
Kinko Optical Co., Ltd. (b)	146,338	116,173
Kinpo Electronics (c)	1,458,371	640,562
KMC Kuei Meng International, Inc.	43,220	196,867
KNH Enterprise Co., Ltd.	80,000	48,023
KS Terminals, Inc.	80,712	184,347
Kung Long Batteries Industrial Co., Ltd.	21,000	93,605
Kung Sing Engineering Corp. (b)	334,724	73,511
Kuo Toong International Co., Ltd.	203,917	141,316
Kuo Yang Construction Co., Ltd. (b)	336,662	196,616
Kwong Lung Enterprise Co., Ltd.	20,000	34,097
L&K Engineering Co., Ltd.	68,000	83,298
La Kaffa International Co., Ltd.	6,000	24,499
Land Mark Optoelectronics Corp.	51,526	177,702
Lanner Electronics, Inc.	33,000	98,778
Laster Tech Corp., Ltd.	35,000	39,287
Leadtrend Technology Corp.	40,576	70,101
Lealea Enterprise Co., Ltd.	215,000	71,351
LEE CHI Enterprises Co., Ltd. (c)	122,648	80,407
Lelon Electronics Corp.	45,818	79,903
Li Cheng Enterprise Co., Ltd. (b)	28,000	24,506
Li Peng Enterprise Co., Ltd. (b)	557,985	139,244
Lian HWA Food Corp.	44,064	107,094
Lin BioScience, Inc. (b)	41,052	232,404
Lingsen Precision Industries, Ltd.	418,694	176,411
Lintes Technology Co., Ltd.	9,000	36,310
Lion Travel Service Co., Ltd. (b)	33,542	116,225
Liton Technology Corp.	52,551	55,739
Long Da Construction & Development Corp.	144,846	105,564
Longchen Paper & Packaging Co., Ltd.	371,972	197,874
Longwell Co.	199,000	343,154
Lotus Pharmaceutical Co., Ltd. (b)	77,905	623,534
Lumax International Corp., Ltd.	131,689	295,637
Lumosa Therapeutics Co., Ltd. (b)	50,000	64,095
Lung Yen Life Service Corp.	31,000	39,386
M31 Technology Corp.	13,299	197,740
Macauto Industrial Co., Ltd.	43,114	91,319
Machvision, Inc.	16,915	71,819
Macroblock, Inc.	21,381	69,565
Makalot Industrial Co., Ltd. (c)	134,472	1,019,407
Marketech International Corp.	42,750	164,126
Security Description	Shares	Value
Materials Analysis Technology, Inc.	25,053	$123,490
Mayer Steel Pipe Corp.	88,796	66,303
Mechema Chemicals International Corp. (c)	45,803	145,745
Medeon Biodesign, Inc.	33,000	62,381
Medigen Biotechnology Corp. (b)	90,000	98,388
Medigen Vaccine Biologics Corp. (b)(c)	182,000	411,544
Mercuries & Associates Holding, Ltd.	517,020	254,847
Mercuries Life Insurance Co., Ltd. (b)	1,272,836	229,012
Merry Electronics Co., Ltd.	118,640	307,645
Microbio Co., Ltd. (c)	289,505	585,877
Microelectronics Technology, Inc. (b)(c)	144,145	184,077
MIN AIK Technology Co., Ltd.	126,736	66,387
Mirle Automation Corp.	267,331	329,211
Mitac Holdings Corp. (c)	1,010,544	969,922
Mobiletron Electronics Co., Ltd.	22,000	34,966
MOSA Industrial Corp.	114,800	90,763
Mosel Vitelic, Inc.	66,289	80,016
Motech Industries, Inc. (c)	214,400	198,806
MPI Corp.	44,095	161,399
MSSCORPS Co., Ltd.	14,158	44,728
Mycenax Biotech, Inc. (b)	87,106	106,277
Nak Sealing Technologies Corp.	43,102	147,948
Namchow Holdings Co., Ltd.	69,215	102,464
Nan Kang Rubber Tire Co., Ltd. (b)(c)	474,204	516,085
Nan Liu Enterprise Co., Ltd.	17,000	40,487
Nan Pao Resins Chemical Co., Ltd.	6,000	25,963
Nantex Industry Co., Ltd.	248,504	299,558
Netronix, Inc.	58,228	120,300
Nexcom International Co., Ltd.	19,000	20,245
Nichidenbo Corp.	91,000	155,735
Nuvoton Technology Corp. (c)	145,810	545,563
O-Bank Co., Ltd.	1,069,970	292,074
OBI Pharma, Inc. (b)	132,580	298,068
Ocean Plastics Co., Ltd.	55,000	58,963
Optimax Technology Corp. (b)	120,656	67,324
Orient Semiconductor Electronics, Ltd.	363,704	207,675
Oriental Union Chemical Corp.	553,500	334,958
O-TA Precision Industry Co., Ltd. (c)	34,105	130,381
Pacific Hospital Supply Co., Ltd.	5,000	12,282
Pan Jit International, Inc.	224,000	421,975
Pan-International Industrial Corp.	477,539	579,532
Panion & BF Biotech, Inc. (c)	53,785	313,238
PChome Online, Inc. (c)	79,394	137,423

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
PCL Technologies, Inc.	26,795	$86,220
Pegavision Corp.	24,882	343,250
PharmaEngine, Inc. (c)	61,000	248,084
Pharmally International Holding Co., Ltd. (b)(e)	38,461	—
Phihong Technology Co., Ltd. (b)	184,099	236,297
Phoenix Silicon International Corp. (c)	71,156	130,341
Phoenix Tours International, Inc.	31,000	61,928
Phytohealth Corp. (b)	239,493	148,828
Pixart Imaging, Inc.	107,060	335,787
Polytronics Technology Corp.	35,266	65,058
Posiflex Technology, Inc.	31,000	108,929
Power Wind Health Industry, Inc. (b)	15,000	58,076
Poya International Co., Ltd.	48,165	779,623
President Securities Corp. (c)	1,354,604	689,742
Primax Electronics, Ltd.	385,000	695,206
Prince Housing & Development Corp.	1,136,996	388,426
Princeton Technology Corp. (b)	97,988	94,368
Pro Hawk Corp.	8,000	43,077
Promate Electronic Co., Ltd.	340,000	419,808
Prosperity Dielectrics Co., Ltd.	70,000	77,663
Qisda Corp.	1,057,000	968,084
Quang Viet Enterprise Co., Ltd.	24,000	93,703
Quanta Storage, Inc.	42,000	54,865
Quintain Steel Co., Ltd.	127,701	57,545
Radiant Opto-Electronics Corp.	375,331	1,282,223
Radium Life Tech Co., Ltd.	361,981	107,527
Rafael Microelectronics, Inc.	20,000	98,583
Raydium Semiconductor Corp.	39,349	389,835
RDC Semiconductor Co., Ltd. (b)(c)	38,737	227,490
Rechi Precision Co., Ltd.	84,000	44,001
Rexon Industrial Corp., Ltd.	117,000	113,820
Rich Development Co., Ltd.	162,000	45,381
RichWave Technology Corp.	55,857	204,451
Ritek Corp. (b)	409,693	101,439
Roo Hsing Co., Ltd. (b)	34,000	2,423
Ruentex Engineering & Construction Co.	39,526	161,394
Ruentex Industries, Ltd.	547,000	1,156,806
Run Long Construction Co., Ltd.	111,650	252,466
Sakura Development Co., Ltd.	124,000	128,698
Sampo Corp.	663,221	571,826
San Fu Chemical Co., Ltd.	25,000	93,540
Sanyang Motor Co., Ltd.	775,945	854,573
Savior Lifetec Corp. (b)	162,500	131,119
SCI Pharmtech, Inc. (b)	35,218	111,720
Scientech Corp.	40,639	95,200
ScinoPharm Taiwan, Ltd.	141,000	116,753
SDI Corp. (c)	114,570	359,342
Sea Sonic Electronics Co., Ltd.	29,592	49,584
Security Description	Shares	Value
Senao Networks, Inc. (c)	14,000	$90,644
Senhwa Biosciences, Inc. (b)	60,000	113,224
Sensortek Technology Corp.	17,000	118,088
Sercomm Corp. (c)	229,000	568,486
Sesoda Corp. (c)	140,914	183,848
Sheng Yu Steel Co., Ltd.	68,906	54,927
ShenMao Technology, Inc.	62,853	81,083
Shih Wei Navigation Co., Ltd. (c)	104,096	85,010
Shihlin Electric & Engineering Corp.	136,000	267,703
Shihlin Paper Corp. (b)	141,558	229,363
Shin Foong Specialty & Applied Materials Co., Ltd. (c)	36,188	68,289
Shin Zu Shing Co., Ltd.	125,464	333,096
Shinfox Energy Co., Ltd.	71,477	197,439
Shining Building Business Co., Ltd. (b)	295,127	89,588
Shinkong Insurance Co., Ltd.	357,841	568,741
Shinkong Synthetic Fibers Corp. (c)	1,749,796	999,135
Shiny Chemical Industrial Co., Ltd.	70,767	263,631
ShunSin Technology Holding, Ltd.	11,000	29,168
Shuttle, Inc. (b)	138,000	51,859
Sigurd Microelectronics Corp.	554,144	875,330
Silicon Integrated Systems Corp. (c)	869,072	459,482
Silicon Optronics, Inc.	26,000	60,484
Simplo Technology Co., Ltd.	117,000	1,084,902
Sincere Navigation Corp. (c)	213,709	139,063
Sinmag Equipment Corp.	37,271	110,229
Sinon Corp.	657,662	779,938
Sinphar Pharmaceutical Co., Ltd. (b)	263,879	284,609
Sinyi Realty, Inc.	622,828	545,105
Sitronix Technology Corp. (c)	74,000	427,356
Siward Crystal Technology Co., Ltd.	74,000	81,378
Softstar Entertainment, Inc. (c)	60,155	127,413
Soft-World International Corp.	92,848	241,066
Solar Applied Materials Technology Corp. (c)	337,736	352,180
Solomon Technology Corp.	38,000	32,269
Solteam, Inc.	23,000	32,140
Sonix Technology Co., Ltd.	72,123	117,563
Southeast Cement Co., Ltd.	95,000	57,800
Speed Tech Corp.	60,000	94,288
Sporton International, Inc.	49,685	338,664
St Shine Optical Co., Ltd.	37,000	296,742
Standard Foods Corp.	256,000	331,916
Stark Technology, Inc.	32,000	89,434
SunMax Biotechnology Co., Ltd.	10,000	44,249
Sunny Friend Environmental Technology Co., Ltd.	37,447	210,777

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sunonwealth Electric Machine Industry Co., Ltd.	116,000	$161,156
Sunplus Technology Co., Ltd. (c)	310,747	226,472
Sunspring Metal Corp.	138,380	101,752
Superalloy Industrial Co., Ltd.	179,082	252,581
Supreme Electronics Co., Ltd.	145,679	169,684
Swancor Holding Co., Ltd.	43,000	133,608
Symtek Automation Asia Co., Ltd.	23,746	65,670
Syncmold Enterprise Corp.	48,932	93,930
SyneuRx International Taiwan Corp. (b)	58,218	32,580
Synmosa Biopharma Corp.	141,000	223,413
Sysgration (b)	128,760	160,450
Systex Corp.	277,000	626,360
T3EX Global Holdings Corp.	87,518	216,407
Ta Liang Technology Co., Ltd.	42,008	54,944
Ta Ya Electric Wire & Cable (c)	412,609	272,518
TA-I Technology Co., Ltd.	21,000	29,004
TaiDoc Technology Corp. (c)	33,294	200,400
Taiflex Scientific Co., Ltd.	225,699	302,543
Taigen Biopharmaceuticals Holdings, Ltd. (b)	312,000	162,926
TaiMed Biologics, Inc. (b)	128,000	294,435
Taimide Tech, Inc.	54,000	56,222
Tainan Spinning Co., Ltd.	1,178,105	643,951
Tainergy Tech Co., Ltd. (b)	111,569	100,913
TaiSol Electronics Co., Ltd.	32,000	32,588
Taisun Enterprise Co., Ltd. (c)	694,549	735,552
Taita Chemical Co., Ltd.	98,243	71,599
TAI-TECH Advanced Electronics Co., Ltd.	40,474	106,533
Taiwan Cogeneration Corp. (c)	678,469	716,316
Taiwan FamilyMart Co., Ltd.	22,000	146,736
Taiwan Fire & Marine Insurance Co., Ltd.	69,000	45,909
Taiwan FU Hsing Industrial Co., Ltd.	9,000	12,006
Taiwan Glass Industry Corp. (c)	797,000	551,032
Taiwan Hon Chuan Enterprise Co., Ltd.	226,218	640,333
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	127,148	169,197
Taiwan Mask Corp.	125,778	346,615
Taiwan Navigation Co., Ltd.	116,000	101,524
Taiwan Paiho, Ltd.	179,000	330,797
Taiwan PCB Techvest Co., Ltd.	38,000	44,756
Taiwan Sakura Corp.	67,283	135,943
Taiwan Sanyo Electric Co., Ltd.	25,000	28,835
Taiwan Secom Co., Ltd. (c)	273,961	891,350
Taiwan Semiconductor Co., Ltd. (c)	165,000	398,334
Taiwan Shin Kong Security Co., Ltd.	123,470	157,072
Taiwan Styrene Monomer	269,373	118,317
Security Description	Shares	Value
Taiwan Surface Mounting Technology Corp. (c)	238,308	$690,062
Taiwan TEA Corp. (b)	445,616	308,091
Taiwan Union Technology Corp.	199,000	332,794
Taiwan-Asia Semiconductor Corp. (c)	267,900	294,175
Taiyen Biotech Co., Ltd.	337,979	356,832
Tanvex BioPharma, Inc. (b)	144,636	165,175
TBI Motion Technology Co., Ltd.	23,000	27,276
TCI Co., Ltd.	69,672	387,627
Tehmag Foods Corp.	8,000	66,893
Test Research, Inc.	53,000	109,844
Test Rite International Co., Ltd.	271,896	173,830
Thinking Electronic Industrial Co., Ltd.	41,573	167,723
Thye Ming Industrial Co., Ltd.	146,974	180,278
Tien Li Offshore Wind Technology Co., Ltd. (b)	65,503	124,461
Tigerair Taiwan Co., Ltd. (b)	59,588	59,907
Ton Yi Industrial Corp.	750,000	416,050
Tong Hsing Electronic Industries, Ltd.	103,065	640,478
Tong Yang Industry Co., Ltd.	353,872	496,230
Topco Scientific Co., Ltd.	245,299	1,308,879
Topkey Corp.	75,033	446,749
Topoint Technology Co., Ltd.	43,000	43,020
TPK Holding Co., Ltd.	177,000	169,597
Trade-Van Information Services Co.	11,000	21,116
Transcend Information, Inc.	151,484	325,290
Tripod Technology Corp.	303,000	926,681
Tsann Kuen Enterprise Co., Ltd.	46,605	67,022
TSC Auto ID Technology Co., Ltd.	14,305	89,594
TSEC Corp. (b)(c)	307,168	345,290
TSRC Corp.	509,028	447,990
Ttet Union Corp.	17,584	80,667
TTY Biopharm Co., Ltd.	178,436	484,182
Tul Corp.	24,343	54,807
Tung Ho Steel Enterprise Corp.	450,392	772,255
Tung Thih Electronic Co., Ltd. (c)	46,475	205,645
TURVO International Co., Ltd.	34,245	112,533
TXC Corp. (c)	344,080	925,816
TYC Brother Industrial Co., Ltd.	22,000	19,935
Tycoons Group Enterprise (b)	298,000	80,668
Tyntek Corp.	145,667	78,674
Ultra Chip, Inc. (c)	50,000	125,100
U-Ming Marine Transport Corp.	319,000	504,413
Unitech Printed Circuit Board Corp. (b)(c)	413,024	231,806
United Integrated Services Co., Ltd.	112,183	667,941

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
United Renewable Energy Co., Ltd. (b)	989,952	$665,111
Unity Opto Technology Co., Ltd. (e)	771,307	—
Universal Cement Corp.	106,000	76,563
Universal Microwave Technology, Inc.	40,963	179,256
Universal Vision Biotechnology Co., Ltd.	30,521	296,417
Unizyx Holding Corp. (c)	450,647	511,707
UPC Technology Corp.	711,632	314,887
UPI Semiconductor Corp.	37,069	285,837
Userjoy Technology Co., Ltd.	30,891	77,490
USI Corp.	994,590	715,148
Utechzone Co., Ltd.	48,244	125,415
Vactronics Technologies, Inc. (b)	29,776	89,419
Ventec International Group Co., Ltd.	32,000	78,398
VIA Labs, Inc.	18,650	109,829
Via Technologies, Inc. (c)	166,000	363,482
Viking Tech Corp.	68,313	86,237
Visco Vision, Inc.	28,232	261,327
Visual Photonics Epitaxy Co., Ltd. (c)	177,371	398,191
Vivotek, Inc. (c)	6,000	38,457
Vizionfocus, Inc.	20,913	91,856
Wafer Works Corp. (c)	421,418	559,414
Wah Lee Industrial Corp.	69,620	189,818
Walsin Technology Corp.	249,000	640,009
Walton Advanced Engineering, Inc.	161,184	59,522
Ways Technical Corp., Ltd. (b)	79,000	100,114
WEI Chih Steel Industrial Co., Ltd. (c)	89,980	80,947
Wei Chuan Foods Corp.	404,899	250,958
Weikeng Industrial Co., Ltd.	113,998	97,547
Weltrend Semiconductor	121,619	163,422
Winstek Semiconductor Co., Ltd.	8,000	11,869
WinWay Technology Co., Ltd.	17,000	231,198
Wisdom Marine Lines Co., Ltd.	325,000	649,249
Wistron NeWeb Corp.	247,365	630,978
Wowprime Corp. (b)	47,354	258,837
WT Microelectronics Co., Ltd.	305,090	606,497
WUS Printed Circuit Co., Ltd.	178,187	155,951
XinTec, Inc.	119,000	372,849
Xxentria Technology Materials Corp.	87,000	167,289
Yankey Engineering Co., Ltd.	31,599	204,591
YC INOX Co., Ltd.	205,770	193,816
Yea Shin International Development Co., Ltd.	36,000	25,944
Yem Chio Co., Ltd.	242,629	113,675
Yeong Guan Energy Technology Group Co., Ltd.	36,000	66,646
Security Description	Shares	Value
YFC-Boneagle Electric Co., Ltd.	45,000	$38,360
YFY, Inc.	906,000	720,720
Yieh Phui Enterprise Co., Ltd. (c)	957,000	498,186
Yieh United Steel Corp. (b)	504,278	133,717
Young Fast Optoelectronics Co., Ltd.	16,000	14,133
Young Optics, Inc. (b)(c)	61,000	150,438
Youngtek Electronics Corp.	55,000	102,178
Yulon Motor Co., Ltd. (c)	432,115	871,667
Yungshin Construction & Development Co., Ltd.	21,000	37,237
YungShin Global Holding Corp.	64,000	95,785
Zeng Hsing Industrial Co., Ltd.	23,272	90,103
Zenitron Corp. (c)	409,348	385,568
Zig Sheng Industrial Co., Ltd.	276,260	93,029
ZillTek Technology Corp. (c)	26,727	203,482
Zinwell Corp. (b)	163,000	90,422
ZongTai Real Estate Development Co., Ltd.	101,000	102,691
		162,966,403
THAILAND — 5.0%
AAPICO Hitech PCL NVDR	252,745	217,097
Absolute Clean Energy PCL	412,700	32,172
AEON Thana Sinsap Thailand PCL NVDR (c)	75,354	395,970
Amata Corp. PCL	167,000	102,702
AP Thailand PCL NVDR	1,559,823	522,418
Asia Plus Group Holdings PCL NVDR	1,763,555	151,737
Asia Sermkij Leasing PCL	1,500	1,537
Asia Sermkij Leasing PCL (c)	169,044	173,266
Asiasoft Corp. PCL NVDR (c)	195,522	98,227
Bangchak Corp. PCL NVDR	481,528	437,942
Bangkok Airways PCL NVDR (b)	807,009	312,225
Bangkok Aviation Fuel Services PCL NVDR (b)	298,958	274,056
Bangkok Chain Hospital PCL NVDR	993,762	588,195
Bangkok Commercial Asset Management PCL NVDR	1,330,790	607,088
Bangkok Life Assurance PCL NVDR	358,151	297,296
Banpu Power PCL NVDR	671,371	317,901
BCPG PCL	466,200	137,296
BEC World PCL NVDR	530,800	154,788
Beyond Securities PCL NVDR (b)(c)	1,208,776	464,176
Cal-Comp Electronics Thailand PCL NVDR	1,811,946	121,372
Central Plaza Hotel PCL NVDR (b)	671,247	973,875
CH Karnchang PCL NVDR	721,792	506,411
Chayo Group PCL NVDR	579,797	148,151
Chularat Hospital PCL NVDR	7,174,769	762,326

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
CK Power PCL NVDR	2,361,148	$310,866
CPN Retail Growth Leasehold REIT	1,394,700	785,236
Dhipaya Group Holdings PCL NVDR (c)	238,480	316,734
Ditto Thailand PCL NVDR	172,800	296,856
Dohome PCL NVDR (c)	580,851	248,205
Dynasty Ceramic PCL NVDR	3,554,361	289,398
Eastern Polymer Group PCL NVDR	807,548	230,828
Eastern Water Resources Development and Management PCL NVDR	724,738	110,903
Erawan Group PCL NVDR (b)	1,016,100	131,431
Esso Thailand PCL NVDR	710,700	258,548
Forth Corp. PCL NVDR (c)	419,168	390,304
Forth Smart Service PCL	557,472	207,634
Frasers Property Thailand Industrial Freehold & Leasehold REIT	1,072,270	318,879
GFPT PCL	300,300	110,981
Gunkul Engineering PCL NVDR (c)	5,637,404	854,522
Hana Microelectronics PCL NVDR (c)	495,367	736,579
Ichitan Group PCL NVDR (c)	732,909	239,119
IMPACT Growth Real Estate Investment Trust	379,200	135,761
Inter Far East Energy Corp. NVDR (b)(e)	283,900	—
International Engineering PCL	159,640	—
Italian-Thai Development PCL NVDR (b)(c)	2,139,563	117,989
Jasmine International PCL NVDR (b)	2,205,400	140,086
Jasmine Technology Solution PCL NVDR (b)(c)	148,500	188,653
JWD Infologistics PCL NVDR	470,172	282,361
KCE Electronics PCL NVDR	431,200	578,917
Kerry Express Thailand PCL (b)	354,500	188,330
KGI Securities Thailand PCL NVDR	1,148,046	165,735
Khon Kaen Sugar Industry PCL	424,800	45,381
Kiatnakin Phatra Bank PCL NVDR	329,035	700,630
Major Cineplex Group PCL NVDR (c)	448,635	235,749
MBK PCL NVDR	396,100	202,424
MC Group PCL NVDR	281,000	85,188
Mega Lifesciences PCL	205,200	276,977
MK Restaurants Group PCL NVDR	303,359	514,576
More Return PCL NVDR (b)	2,428,200	29,445
Nex Point Parts PCL NVDR (b)	595,211	314,490
Noble Development PCL Class C, NVDR	966,447	154,866
Northeast Rubber PCL	523,996	96,070
Security Description	Shares	Value
NR Instant Produce PCL NVDR	665,670	$125,888
Origin Property PCL NVDR	1,091,140	381,198
Plan B Media Pcl NVDR (c)	1,336,600	293,292
Polyplex Thailand PCL	204,000	148,722
Precious Shipping PCL	649,679	302,002
Prima Marine PCL NVDR (c)	1,307,036	269,823
Pruksa Holding PCL NVDR	74,800	28,508
PTG Energy PCL NVDR	435,100	182,155
Quality Houses PCL NVDR	416,700	27,672
R&B Food Supply PCL	212,600	79,184
Rajthanee Hospital PCL NVDR	167,211	146,041
Ramkhamhaeng Hospital PCL	239,400	371,524
Ratchthani Leasing PCL NVDR	2,386,708	286,667
Regional Container Lines PCL (c)	211,752	188,000
Rojana Industrial Park PCL NVDR	884,154	159,548
RS PCL NVDR	515,364	238,078
S Hotels & Resorts PCL NVDR (b)	1,680,179	197,925
Sabuy Technology PCL NVDR	564,009	184,013
Saksiam Leasing PCL NVDR	713,827	125,721
Samart Corp. PCL (b)	156,200	25,030
Sermsang Power Corp. Co., Ltd. NVDR	448,056	129,365
Siam City Cement PCL NVDR	76,273	338,037
Siamgas & Petrochemicals PCL NVDR	696,644	200,133
Sikarin PCL NVDR (c)	751,700	299,508
Singer Thailand PCL	27,100	22,495
Singer Thailand PCL NVDR	215,735	179,078
Singha Estate PCL NVDR (b)	709,500	37,897
Sino-Thai Engineering & Construction PCL NVDR	148,700	58,389
SiS Distribution Thailand PCL	127,963	96,060
Somboon Advance Technology PCL NVDR	258,897	156,975
SPCG PCL NVDR	611,205	255,882
Sri Trang Agro-Industry PCL NVDR	749,680	456,713
Sri Trang Gloves Thailand PCL NVDR (c)	832,300	240,306
Srinanaporn Marketing PCL NVDR	291,500	169,168
Star Petroleum Refining PCL NVDR	1,891,905	584,478
STARK Corp. PCL NVDR (b)(c)	3,191,725	230,383
Supalai PCL NVDR	762,937	535,278
Super Energy Corp. PCL NVDR	7,809,400	148,815
SVI PCL	483,940	134,835
Synnex Thailand PCL	243,173	115,145
Taokaenoi Food & Marketing PCL Class R, NVDR	119,000	39,856
Thai Vegetable Oil PCL NVDR	445,000	366,176
Thaicom PCL NVDR	342,779	142,515

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Thaifoods Group PCL NVDR	1,672,800	$248,735
Thanachart Capital PCL NVDR	402,500	493,901
Thonburi Healthcare Group PCL NVDR	366,643	725,135
Thoresen Thai Agencies PCL	804,917	190,568
Tipco Asphalt PCL NVDR	640,097	312,333
TOA Paint Thailand PCL NVDR	302,200	294,478
TQM Alpha PCL NVDR	252,732	284,583
TTW PCL NVDR	1,333,290	346,459
United Paper PCL	80,600	38,398
Vanachai Group PCL NVDR (c)	574,612	94,566
VGI PCL NVDR (c)	4,573,749	581,045
Vibhavadi Medical Center PCL NVDR	3,111,800	244,380
WHA Corp. PCL NVDR	7,398,639	871,559
WHA Industrial Leasehold REIT	119,000	25,597
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust Class F,	1,096,223	338,663
WHA Utilities and Power PCL NVDR	1,727,750	204,526
Workpoint Entertainment PCL NVDR	233,353	122,622
		32,204,901
TURKEY — 3.6%
AG Anadolu Grubu Holding A/S	70,351	414,902
Aksa Akrilik Kimya Sanayii A/S	175,527	862,187
Alarko Holding A/S	173,320	759,221
Albaraka Turk Katilim Bankasi A/S (b)	1	—
Alkim Alkali Kimya A/S	82,294	172,242
Anadolu Efes Biracilik Ve Malt Sanayii A/S	160,855	582,170
Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	9,324	115,258
Bera Holding A/S	237,240	381,470
Biotrend Cevre VE Enerji Yatirimlari A/S (b)	182,205	184,449
Borusan Yatirim ve Pazarlama A/S	3,511	217,943
Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	47,626	151,379
Can2 Termik A/S (b)(c)	49,205	340,659
Cemas Dokum Sanayi A/S (b)	1	—
Cimsa Cimento Sanayi VE Ticaret A/S	48,154	258,269
D-MARKET Elektronik Hizmetler ve Ticaret A/S ADR (b)(c)	115,742	76,390
Dogan Sirketler Grubu Holding A/S	893,317	504,890
Dogus Otomotiv Servis ve Ticaret A/S	36,627	383,498
EGE Endustri VE Ticaret A/S	1,064	352,005
Security Description	Shares	Value
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	337,138	$580,282
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S REIT	867,387	404,513
Enerjisa Enerji AS (d)	241,260	464,747
Erbosan Erciyas Boru Sanayii ve Ticaret A/S	7,809	77,842
Fenerbahce Futbol A/S (b)	7,862	30,617
Gubre Fabrikalari TAS (b)	19,809	279,683
Hektas Ticaret TAS (b)(c)	809,163	1,626,151
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim A/S (b)(c)	98,693	184,000
Is Gayrimenkul Yatirim Ortakligi A/S REIT (b)(c)	736,766	418,771
Is Yatirim Menkul Degerler A/S Class A	111,861	388,417
Isbir Holding A/S	16,583	81,500
Izmir Demir Celik Sanayi A/S (b)	284,643	86,368
Jantsa Jant Sanayi Ve Ticaret A/S	15,861	121,503
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D (c)	916,077	880,377
Karsan Otomotiv Sanayii Ve Ticaret A/S (b)	134,720	89,888
Kerevitas Gida Sanayi ve Ticaret A/S (b)	212,916	199,045
Kizilbuk Gayrimenkul Yatirim Ortakligi A/S (b)	33,632	51,204
Kordsa Teknik Tekstil A/S	70,626	364,835
Koza Altin Isletmeleri A/S	55,487	1,674,732
Koza Anadolu Metal Madencilik Isletmeleri A/S (b)	158,159	452,861
Logo Yazilim Sanayi Ve Ticaret A/S	72,477	270,054
Mavi Giyim Sanayi Ve Ticaret A/S Class B (d)	85,588	604,436
Migros Ticaret A/S (b)	39,661	310,390
MLP Saglik Hizmetleri A/S (b)(d)	137,281	661,489
Nuh Cimento Sanayi A/S	32,101	202,866
ODAS Elektrik Uretim ve Sanayi Ticaret A/S (b)(c)	691,998	415,875
Otokar Otomotiv Ve Savunma Sanayi A/S	6,220	344,900
Oyak Cimento Fabrikalari AS (b)	86,997	97,688
Oyak Yatirim Menkul Degerler A/S	38,946	80,099
Pegasus Hava Tasimaciligi A/S (b)	20,868	535,091
Penta Teknoloji Urunleri Dagitim Ticaret A/S (b)	98,053	278,662
Petkim Petrokimya Holding A/S (b)(c)	1,000,833	1,067,156

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	299,043	$505,128
Sekerbank Turk A/S (b)(c)	1,089,731	178,134
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	164,839	356,632
Sinpas Gayrimenkul Yatirim Ortakligi A/S REIT (b)	324,306	60,809
Sok Marketler Ticaret AS (b)(c)	220,568	329,447
Tat Gida Sanayi A/S	122,017	234,654
TAV Havalimanlari Holding A/S (b)	96,817	483,581
Tekfen Holding A/S	52,335	137,719
Turk Telekomunikasyon A/S	43,263	56,761
Turk Traktor ve Ziraat Makineleri A/S	21,394	754,296
Turkiye Halk Bankasi A/S (b)(c)	323,309	229,535
Turkiye Sinai Kalkinma Bankasi A/S (b)	737,170	172,090
Turkiye Vakiflar Bankasi TAO Class D (b)	360,561	229,016
Ulker Biskuvi Sanayi A/S (b)	36,718	85,756
Vestel Beyaz Esya Sanayi ve Ticaret A/S	274,790	202,281
Vestel Elektronik Sanayi ve Ticaret A/S (b)	27,814	105,865
Yeni Gimat Gayrimenkul Ortakligi A/S	77,866	139,763
Ziraat Gayrimenkul Yatirim Ortakligi A/S	370,292	113,148
Zorlu Enerji Elektrik Uretim A/S (b)	1	—
		23,457,589
UNITED ARAB EMIRATES — 0.8%
Abu Dhabi Financial Group (b)	1,011,734	116,252
Agthia Group PJSC	162,007	175,565
Ajman Bank PJSC (b)	275,318	88,458
Al Waha Capital PJSC	671,177	248,540
AL Yah Satellite Communications Co-Pjsc-Yah Sat	685,843	466,858
Amanat Holdings PJSC	1,246,901	288,583
Arabtec Holding PJSC (b)(e)	483,581	—
Aramex PJSC	536,711	514,403
Dana Gas PJSC	2,599,804	651,252
Deyaar Development PJSC (b)	2,837,012	391,642
Manazel PJSC (b)	1,482,346	159,429
Network International Holdings PLC (b)(d)	205,368	736,171
Orascom Construction PLC	23,629	91,586
RAK Properties PJSC (b)	990,533	183,400
Ras Al Khaimah Ceramics	360,042	277,434
Sharjah Islamic Bank	581,837	308,927
Union Properties PJSC (b)	1,926,158	144,751
		4,843,251
Security Description	Shares	Value
UNITED STATES — 0.1%
CBAK Energy Technology, Inc. (b)(c)	58,525	$57,940
IBEX Holdings, Ltd. (b)	5,246	130,363
Ideanomics, Inc. (b)(c)	409,984	67,237
Seanergy Maritime Holdings Corp. (c)	139,344	69,045
Titan Cement International SA (b)	26,668	343,245
United Maritime Corp.	629	2,768
		670,598
TOTAL COMMON STOCKS (Cost $663,719,291)		645,549,316

PREFERRED STOCKS — 0.0% (a)
BRAZIL — 0.0% (a)
Iguatemi SA , REIT (b)	27,490	42,487
MALAYSIA — 0.0% (a)
SP Setia Bhd Group, 5.43%	876,701	68,663
TOTAL PREFERRED STOCKS (Cost $117,285)		111,150
RIGHTS — 0.0% (a)
BRAZIL — 0.0% (a)
AES Brasil Energia SA (expiring 01/09/23) (b)	632	30
MPM Corporeos SA (expiring 03/01/23) (b)	69,539	—
		30
INDONESIA — 0.0% (a)
Bank Tabungan Negara Persero Tbk PT (expiring 01/05/23) (b)	2,735,637	25,129
THAILAND — 0.0% (a)
WHA Industrial Leasehold REIT (b)	15,505	112
WHA Premium Growth Freehold & Leasehold Real Estate Investment Trust (b)	63,745	1,472
		1,584
TOTAL RIGHTS (Cost $0)		26,743
WARRANTS — 0.0% (a)
MALAYSIA — 0.0% (a)
Eco World Development Group Bhd (expiring 04/12/29) (b)	49,240	1,006
THAILAND — 0.0% (a)
Next Capital PCL (expiring 12/21/23) (b)	77,317	1,585

See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
VGI PCL (expiring 05/23/27) (b)	1,159,330	$8,033
		9,618
TOTAL WARRANTS (Cost $0)		10,624
SHORT-TERM INVESTMENTS — 3.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (f)(g)	1,058,341	1,058,553
State Street Navigator Securities Lending Portfolio II (h)(i)	21,428,817	21,428,817
TOTAL SHORT-TERM INVESTMENTS (Cost $22,487,271)		22,487,370
TOTAL INVESTMENTS — 103.2% (Cost $686,323,847)		668,185,203
LIABILITIES IN EXCESS OF OTHER ASSETS — (3.2)%		(20,947,858)
NET ASSETS — 100.0%		$647,237,345
(a)	Amount is less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.5% of net assets as of December 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of December 31, 2022, total aggregate fair value of the securities is $113,715, representing 0.00% of the Fund's net assets.
(f)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at December 31, 2022.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
COL	Collaterlized
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets (long)	50	03/17/2023	$2,411,160	$2,398,500	$(12,660)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$639,110,961	$6,324,640	$113,715	$645,549,316
Preferred Stocks	111,150	—	—	111,150
Rights	25,159	1,584	—	26,743
Warrants	10,624	—	—	10,624
Short-Term Investments	22,487,370	—	—	22,487,370
TOTAL INVESTMENTS	$661,745,264	$6,326,224	$113,715	$668,185,203
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(12,660)	—	—	(12,660)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(12,660)	$—	$—	$(12,660)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

SPDR S&P EMERGING MARKETS SMALL CAP ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Sector Breakdown as of December 31, 2022

% of Net Assets
Information Technology	17.0%
Industrials	14.2
Materials	13.1
Consumer Discretionary	12.6
Financials	9.4
Health Care	9.0
Real Estate	7.6
Consumer Staples	6.8
Communication Services	4.0
Utilities	3.3
Energy	2.7
Unknown G1	0.0
Short-Term Investments	3.5
Liabilities in Excess of Other Assets	(3.2)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	—	$—	$30,247,562	$29,189,633	$525	$99	1,058,341	$1,058,553	$30,091
State Street Navigator Securities Lending Portfolio II	15,730,566	15,730,566	22,898,272	17,200,021	—	—	21,428,817	21,428,817	144,653
Total		$15,730,566	$53,145,834	$46,389,654	$525	$99		$22,487,370	$174,744
See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.4%
AUSTRALIA — 2.9%
BWP Trust REIT	440,728	$1,168,620
Centuria Industrial REIT	495,487	1,048,365
Charter Hall Long Wale REIT	610,314	1,833,508
Charter Hall Retail REIT	476,226	1,236,909
Dexus REIT	991,444	5,210,695
GPT Group REIT	1,765,596	5,028,824
National Storage REIT	991,384	1,559,752
Region RE, Ltd.	1,029,321	1,891,672
Scentre Group REIT	4,789,055	9,353,369
Vicinity, Ltd. REIT	3,565,719	4,836,185
Waypoint REIT, Ltd.	654,271	1,220,158
		34,388,057
AUSTRIA — 0.1%
CA Immobilien Anlagen AG (a)	42,995	1,300,879
BELGIUM — 0.8%
Aedifica SA REIT	37,446	3,029,288
Cofinimmo SA REIT	27,761	2,479,857
Warehouses De Pauw CVA REIT	142,757	4,067,941
		9,577,086
BRAZIL — 0.3%
Aliansce Sonae Shopping Centers SA	362,902	1,169,178
BR Malls Participacoes SA	625,521	983,347
BR Properties SA	108,600	134,316
Iguatemi SA (b)	182,850	640,698
Multiplan Empreendimentos Imobiliarios SA	231,700	961,074
		3,888,613
CANADA — 1.3%
Artis Real Estate Investment Trust	58,264	387,438
Boardwalk Real Estate Investment Trust	20,580	750,780
Canadian Apartment Properties REIT	76,631	2,413,824
Dream Industrial Real Estate Investment Trust	119,837	1,033,909
Dream Office Real Estate Investment Trust	24,815	273,616
First Capital Real Estate Investment Trust	96,351	1,195,366
Granite Real Estate Investment Trust	28,596	1,457,922
H&R Real Estate Investment Trust	123,697	1,105,554
InterRent Real Estate Investment Trust	68,780	649,754
NorthWest Healthcare Properties Real Estate Investment Trust	106,298	745,290
Primaris Real Estate Investment Trust	45,990	496,914
Security Description	Shares	Value
RioCan Real Estate Investment Trust	139,935	$2,182,240
SmartCentres Real Estate Investment Trust	65,255	1,289,737
Summit Industrial Income REIT	85,281	1,428,116
		15,410,460
FINLAND — 0.2%
Kojamo Oyj	167,315	2,464,223
FRANCE — 1.4%
Covivio REIT	43,647	2,582,985
Gecina SA REIT	50,108	5,088,407
Klepierre SA REIT (a)	179,694	4,128,988
Unibail-Rodamco-Westfield REIT (a)	98,490	5,111,665
		16,912,045
GERMANY — 0.7%
Aroundtown SA (c)	851,589	1,984,037
Deutsche Wohnen SE	49,239	1,044,963
Grand City Properties SA	70,803	694,438
LEG Immobilien SE	69,195	4,494,409
		8,217,847
HONG KONG — 2.5%
Hang Lung Properties, Ltd.	1,725,018	3,372,703
Hysan Development Co., Ltd.	544,731	1,765,763
Link REIT	1,945,374	14,281,953
Swire Properties, Ltd.	985,200	2,504,355
Wharf Real Estate Investment Co., Ltd.	1,434,000	8,359,695
		30,284,469
ISRAEL — 0.2%
Azrieli Group, Ltd.	33,633	2,226,631
JAPAN — 9.9%
Activia Properties, Inc. REIT	691	2,162,894
Advance Residence Investment Corp. REIT	1,294	3,324,612
Aeon Mall Co., Ltd.	87,300	1,128,095
AEON REIT Investment Corp.	1,575	1,844,234
Comforia Residential REIT, Inc.	597	1,342,000
Daiwa House REIT Investment Corp.	1,988	4,420,624
Daiwa Office Investment Corp. REIT	262	1,270,833
Daiwa Securities Living Investments Corp. REIT	2,106	1,833,941
Frontier Real Estate Investment Corp. REIT	475	1,843,192
Fukuoka REIT Corp.	655	847,387
Global One Real Estate Investment Corp. REIT	926	757,250
GLP J-REIT	4,335	4,970,901
Hoshino Resorts REIT, Inc.	230	1,235,894
Hulic Co., Ltd.	551,900	4,350,116
Hulic REIT, Inc.	1,175	1,459,566

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Ichigo Office REIT Investment Corp.	1,379	$888,363
Industrial & Infrastructure Fund Investment Corp. REIT	1,937	2,228,478
Invincible Investment Corp. REIT	5,745	2,220,584
Japan Excellent, Inc. REIT	1,163	1,154,670
Japan Hotel REIT Investment Corp.	4,105	2,411,137
Japan Logistics Fund, Inc. REIT	884	2,100,375
Japan Metropolitan Fund Invest REIT	6,441	5,111,014
Japan Prime Realty Investment Corp. REIT	918	2,577,733
Japan Real Estate Investment Corp. REIT	1,290	5,641,214
Kenedix Office Investment Corp. REIT	797	1,932,927
Kenedix Residential Next Investment Corp. REIT	989	1,541,085
Kenedix Retail REIT Corp.	536	1,033,449
LaSalle Logiport REIT	1,639	1,988,737
Mitsubishi Estate Logistics REIT Investment Corp.	462	1,477,616
Mitsui Fudosan Co., Ltd.	880,500	16,129,209
Mitsui Fudosan Logistics Park, Inc. REIT	509	1,855,538
Mori Hills REIT Investment Corp.	1,513	1,804,890
Mori Trust Sogo REIT, Inc.	928	1,033,182
Nippon Accommodations Fund, Inc. REIT	463	2,115,950
Nippon Building Fund, Inc. REIT	1,570	6,996,552
Nippon Prologis REIT, Inc.	2,461	5,754,053
NIPPON REIT Investment Corp.	423	1,114,044
Nomura Real Estate Master Fund, Inc. REIT	4,346	5,368,889
NTT UD REIT Investment Corp.	1,322	1,375,653
Orix JREIT, Inc.	2,572	3,635,439
Sekisui House REIT, Inc.	4,026	2,276,248
Tokyu REIT, Inc.	851	1,338,304
United Urban Investment Corp. REIT	2,852	3,255,229
		119,152,101
MEXICO — 0.3%
Fibra Uno Administracion SA de CV REIT	2,626,689	3,094,781
ROMANIA — 0.2%
NEPI Rockcastle NV	425,590	2,578,052
SAUDI ARABIA — 0.1%
Arabian Centres Co., Ltd.	138,732	705,104
Security Description	Shares	Value
SINGAPORE — 3.4%
CapitaLand Ascendas REIT	3,098,791	$6,330,665
CapitaLand Ascott Trust	1,859,300	1,455,611
CapitaLand China Trust REIT (c)	1,131,700	945,052
CapitaLand Integrated Commercial Trust REIT	4,643,507	7,062,895
Capitaland Investment, Ltd.	2,263,317	6,243,866
Frasers Centrepoint Trust REIT	985,193	1,542,578
Frasers Logistics & Commercial Trust REIT	2,668,400	2,307,891
Keppel DC REIT (c)	1,216,000	1,604,772
Keppel REIT	1,810,412	1,228,359
Mapletree Industrial Trust REIT	1,869,332	3,094,182
Mapletree Logistics Trust REIT	3,008,163	3,566,194
Mapletree Pan Asia Commercial Trust REIT	2,164,531	2,695,173
Suntec Real Estate Investment Trust	2,085,295	2,145,621
		40,222,859
SOUTH AFRICA — 0.4%
Growthpoint Properties, Ltd. REIT	3,007,777	2,570,266
Redefine Properties, Ltd. REIT	6,171,574	1,534,279
		4,104,545
SPAIN — 0.4%
Inmobiliaria Colonial Socimi SA REIT	273,307	1,753,038
Merlin Properties Socimi SA REIT	306,879	2,873,957
		4,626,995
SWEDEN — 1.2%
Castellum AB	266,822	3,233,003
Fabege AB (c)	247,577	2,107,595
Hufvudstaden AB Class A	107,926	1,536,103
Neobo Fastigheter AB (a)	98,145	184,147
Sagax AB Class B	173,711	3,942,862
Samhallsbyggnadsbolaget i Norden AB	984,814	1,642,696
Wihlborgs Fastigheter AB	245,622	1,850,504
		14,496,910
SWITZERLAND — 0.9%
PSP Swiss Property AG	42,268	4,956,851
Swiss Prime Site AG	70,735	6,127,767
		11,084,618
THAILAND — 0.2%
Central Pattana PCL NVDR	1,244,900	2,551,982
UNITED KINGDOM — 4.1%
Assura PLC REIT	2,747,554	1,802,896
Big Yellow Group PLC REIT	162,761	2,245,657
British Land Co. PLC REIT	864,027	4,106,426
Capital & Counties Properties PLC REIT	796,219	1,020,027

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Derwent London PLC REIT	105,519	$3,005,675
Grainger PLC	680,870	2,063,928
Great Portland Estates PLC REIT	233,348	1,389,437
Hammerson PLC REIT	3,652,909	1,045,792
Land Securities Group PLC REIT	692,525	5,176,502
LondonMetric Property PLC REIT	920,775	1,908,396
LXI REIT PLC	1,584,555	2,146,226
Primary Health Properties PLC REIT	1,225,877	1,633,866
Safestore Holdings PLC REIT	198,397	2,255,260
Segro PLC REIT	1,116,060	10,251,399
Shaftesbury PLC REIT	269,140	1,191,395
Supermarket Income REIT PLC (c)	1,141,393	1,407,307
Tritax Big Box REIT PLC	1,750,249	2,918,050
UNITE Group PLC REIT	373,518	4,088,675
		49,656,914
UNITED STATES — 67.9%
Acadia Realty Trust REIT	88,800	1,274,280
Agree Realty Corp. REIT	81,634	5,790,300
Alexandria Real Estate Equities, Inc. REIT	137,848	20,080,318
American Assets Trust, Inc. REIT	48,357	1,281,461
American Homes 4 Rent Class A, REIT	282,828	8,524,436
Americold Realty Trust, Inc. REIT	248,493	7,034,837
Apartment Income REIT Corp.	138,181	4,740,990
Apartment Investment & Management Co. Class A, REIT	139,157	990,798
Apple Hospitality REIT, Inc.	195,830	3,090,197
Ashford Hospitality Trust, Inc. REIT (a)(c)	30,324	135,548
AvalonBay Communities, Inc. REIT	129,170	20,863,538
Boston Properties, Inc. REIT	131,604	8,893,798
Brandywine Realty Trust REIT	157,317	967,500
Brixmor Property Group, Inc. REIT	276,530	6,268,935
Broadstone Net Lease, Inc. REIT	162,744	2,638,080
Camden Property Trust REIT	98,272	10,994,671
CareTrust REIT, Inc.	92,108	1,711,367
Centerspace REIT	13,778	808,355
Chatham Lodging Trust REIT	48,443	594,396
City Office REIT, Inc.	35,436	296,954
Community Healthcare Trust, Inc. REIT	21,398	766,048
Corporate Office Properties Trust REIT	105,780	2,743,933
Cousins Properties, Inc. REIT	141,441	3,577,043
CubeSmart REIT	207,218	8,340,524
Security Description	Shares	Value
DiamondRock Hospitality Co. REIT	198,715	$1,627,476
Digital Realty Trust, Inc. REIT	265,514	26,623,089
DigitalBridge Group, Inc.	136,456	1,492,829
Diversified Healthcare Trust REIT	245,121	158,544
Douglas Emmett, Inc. REIT	165,171	2,589,881
Easterly Government Properties, Inc. REIT	83,709	1,194,527
EastGroup Properties, Inc. REIT	40,202	5,952,308
Elme Communities REIT	82,529	1,469,016
Empire State Realty Trust, Inc. Class A, REIT (c)	124,570	839,602
EPR Properties REIT	70,439	2,656,959
Equinix, Inc. REIT	85,461	55,979,519
Equity Commonwealth REIT	100,580	2,511,483
Equity LifeStyle Properties, Inc. REIT	161,396	10,426,182
Equity Residential REIT	314,078	18,530,602
Essential Properties Realty Trust, Inc. REIT	132,422	3,107,944
Essex Property Trust, Inc. REIT	59,788	12,670,273
Extra Space Storage, Inc. REIT	123,625	18,195,127
Federal Realty Investment Trust REIT	67,388	6,808,884
First Industrial Realty Trust, Inc. REIT	121,824	5,879,226
Four Corners Property Trust, Inc. REIT	76,229	1,976,618
Franklin Street Properties Corp. REIT	96,436	263,270
Getty Realty Corp. REIT	39,457	1,335,619
Global Medical REIT, Inc.	59,341	562,553
Global Net Lease, Inc. REIT	95,468	1,200,033
Healthcare Realty Trust, Inc. REIT	350,930	6,762,421
Healthpeak Properties, Inc. REIT	496,181	12,439,258
Hersha Hospitality Trust Class A, REIT	29,304	249,670
Highwoods Properties, Inc. REIT	98,910	2,767,502
Host Hotels & Resorts, Inc. REIT	659,931	10,591,893
Hudson Pacific Properties, Inc. REIT	118,795	1,155,875
Independence Realty Trust, Inc. REIT	206,835	3,487,238
Industrial Logistics Properties Trust REIT	63,361	207,190
Innovative Industrial Properties, Inc. REIT	26,220	2,657,397
Invitation Homes, Inc. REIT	536,229	15,893,828
JBG SMITH Properties REIT	91,826	1,742,857
Kilroy Realty Corp. REIT	98,354	3,803,349
Kimco Realty Corp. REIT	570,764	12,088,782

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

Security Description	Shares	Value
Kite Realty Group Trust REIT	201,862	$4,249,195
Life Storage, Inc. REIT	78,853	7,767,021
LTC Properties, Inc. REIT	38,236	1,358,525
LXP Industrial Trust REIT	253,575	2,540,822
Macerich Co. REIT	197,450	2,223,287
Medical Properties Trust, Inc. REIT (c)	551,394	6,142,529
Mid-America Apartment Communities, Inc. REIT	106,606	16,736,076
National Health Investors, Inc. REIT	39,878	2,082,429
National Retail Properties, Inc. REIT	165,594	7,577,581
National Storage Affiliates Trust REIT	77,791	2,809,811
Necessity Retail REIT, Inc.	123,497	732,337
NETSTREIT Corp.	47,499	870,657
NexPoint Residential Trust, Inc. REIT	20,991	913,528
Office Properties Income Trust REIT	44,252	590,764
Omega Healthcare Investors, Inc. REIT	215,978	6,036,585
Orion Office REIT, Inc.	55,963	477,924
Paramount Group, Inc. REIT	159,189	945,583
Park Hotels & Resorts, Inc. REIT	211,376	2,492,123
Pebblebrook Hotel Trust REIT	124,511	1,667,202
Piedmont Office Realty Trust, Inc. Class A, REIT	113,235	1,038,365
Plymouth Industrial REIT, Inc.	33,302	638,732
Prologis, Inc. REIT	853,362	96,199,498
Public Storage REIT	146,003	40,908,581
Realty Income Corp. REIT	579,351	36,748,234
Regency Centers Corp. REIT	142,104	8,881,500
Retail Opportunity Investments Corp. REIT	118,370	1,779,101
Rexford Industrial Realty, Inc. REIT	169,276	9,249,241
RLJ Lodging Trust REIT	150,110	1,589,665
RPT Realty REIT	83,043	833,752
Ryman Hospitality Properties, Inc. REIT	50,789	4,153,524
Seritage Growth Properties Class A, REIT (a)	33,986	402,054
Service Properties Trust REIT	151,613	1,105,259
Simon Property Group, Inc. REIT	301,972	35,475,671
SITE Centers Corp. REIT	172,218	2,352,498
SL Green Realty Corp. REIT	60,272	2,032,372
Spirit Realty Capital, Inc. REIT	128,966	5,149,612
STAG Industrial, Inc. REIT	165,228	5,338,517
STORE Capital Corp. REIT	245,127	7,858,772
Summit Hotel Properties, Inc. REIT	97,705	705,430
Sun Communities, Inc. REIT	114,344	16,351,192
Security Description	Shares	Value
Sunstone Hotel Investors, Inc. REIT	195,985	$1,893,215
Tanger Factory Outlet Centers, Inc. REIT	98,343	1,764,273
Terreno Realty Corp. REIT	62,441	3,551,020
UDR, Inc. REIT	282,414	10,937,894
UMH Properties, Inc. REIT	48,666	783,523
Universal Health Realty Income Trust REIT	11,535	550,566
Urban Edge Properties REIT	108,202	1,524,566
Ventas, Inc. REIT	369,026	16,624,621
Veris Residential, Inc. REIT (a)	72,599	1,156,502
Vornado Realty Trust REIT	148,279	3,085,686
Welltower, Inc. REIT	436,337	28,601,890
WP Carey, Inc. REIT	192,091	15,011,912
Xenia Hotels & Resorts, Inc. REIT	107,715	1,419,684
		814,218,032
TOTAL COMMON STOCKS (Cost $1,340,051,775)		1,191,163,203

PREFERRED STOCKS — 0.0% (d)
BRAZIL — 0.0% (d)
Iguatemi SA , REIT (a) (Cost: $36,097)	22,490	34,759
SHORT-TERM INVESTMENTS — 0.7%
State Street Institutional Liquid Reserves Fund, Premier Class 4.42% (e)(f)	2,144,944	2,145,373
State Street Navigator Securities Lending Portfolio II (g)(h)	6,248,273	6,248,273
TOTAL SHORT-TERM INVESTMENTS (Cost $8,393,661)		8,393,646
TOTAL INVESTMENTS — 100.1% (Cost $1,348,481,533)		1,199,591,608
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(815,221)
NET ASSETS — 100.0%		$1,198,776,387
(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(c)	All or a portion of the shares of the security are on loan at December 31, 2022.
(d)	Amount is less than 0.05% of net assets.
(e)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at December 31, 2022.

See accompanying notes to Schedule of Investments.

SPDR DOW JONES GLOBAL REAL ESTATE ETF
SCHEDULE OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

(g)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended December 31, 2022 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
At December 31, 2022, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
DJ US Real Estate Index (long)	280	03/17/2023	$9,327,209	$9,234,400	$(92,809)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of December 31, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,190,979,056	$184,147	$—	$1,191,163,203
Preferred Stocks	34,759	—	—	34,759
Short-Term Investments	8,393,646	—	—	8,393,646
TOTAL INVESTMENTS	$1,199,407,461	$184,147	$—	$1,199,591,608
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	(92,809)	—	—	(92,809)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(92,809)	$—	$—	$(92,809)
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 9/30/22	Value at 9/30/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/22	Value at 12/31/22	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	2,275,629	$2,276,084	$21,822,365	$21,952,786	$(237)	$(53)	2,144,944	$2,145,373	$16,754
State Street Navigator Securities Lending Portfolio II	966,746	966,746	36,695,997	31,414,469	—	(1)	6,248,273	6,248,273	15,261
Total		$3,242,830	$58,518,362	$53,367,255	$(237)	$(54)		$8,393,646	$32,015
See accompanying notes to Schedule of Investments.

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2022 (Unaudited)

Security Valuation
Each Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value each Fund’s investments by major category are as follows:
•  Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Fair value pricing could result in a difference between the prices used to calculate a Fund's NAV and the prices used by the Funds' underlying benchmarks Various inputs are used in determining the value of the Funds' investments.
The Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

SPDR INDEX SHARES FUNDS
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
December 31, 2022 (Unaudited)

•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Fund’s investments according to the fair value hierarchy as of December 31, 2022, is disclosed in each Fund’s respective Schedule of Investments.
Futures Contracts
Certain Funds may enter into futures contracts to meet the Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Subsequent payments are made or received by a Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
Other Transactions with Affiliates
The Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended December 31, 2022 are disclosed in the Schedules of Investments.
Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the website of the U.S. Securities and Exchange Commission at www.sec.gov.
Russian Sanctions Risk
Sanctions threatened or imposed by a number of jurisdictions, including the United States, the European Union and the United Kingdom, and other intergovernmental actions that have been or may be undertaken in the future, against Russia, Russian entities or Russian individuals, may result in the devaluation of Russian currency, a downgrade in the country’s credit rating, an immediate freeze of Russian assets, a decline in the value and liquidity of Russian securities, property or interests, and/or other adverse consequences to the Russian economy or a Fund. The scope and scale of sanctions in place at a particular time may be expanded or otherwise modified in a way that have negative effects on a Fund. Sanctions, or the threat of new or modified sanctions, could impair the ability of a Fund to buy, sell, hold, receive, deliver or otherwise transact in certain affected securities or other investment instruments. Sanctions could also result in Russia taking counter measures or other actions in response, which may further impair the value and liquidity of Russian securities. These sanctions, and the resulting disruption of the Russian economy, may cause volatility in other regional and global markets and may negatively impact the performance of various sectors and industries, as well as companies in other countries, which could have a negative effect on the performance of a Fund, even if a Fund does not have direct exposure to securities of Russian issuers. As a collective result of the imposition of sanctions, Russian government countermeasures and the impact that they have had on the trading markets for Russian securities, certain Funds have used, and may in the future use, fair valuation procedures approved by the Fund’s Board to value certain Russian securities, which could result in such securities being deemed to have a zero value.